    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2013.

                                                             FILE NO. 333-145655

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 8                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 69                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
  INSURANCE COMPANY



    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." These are subdivisions of one of our Separate Account s, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


-    American Century VP Balanced Fund -- Class I
-    American Century VP Income & Growth Fund -- Class I
-    American Century VP International Fund -- Class I
-    American Century VP Ultra Fund -- Class I
-    American Century VP Value Fund -- Class I
-    Calvert VP SRI Balanced Portfolio
-    Dreyfus VIF Appreciation Portfolio -- Initial Class
-    Dreyfus VIF Growth and Income Portfolio -- Initial Class
-    Dreyfus VIF Quality Bond Portfolio -- Initial Class
-    DWS Core Equity VIP -- Class A
-    Fidelity(R) VIP Balanced Portfolio -- Initial Class
-    Fidelity(R) VIP Growth & Income Portfolio -- Initial Class
-    Fidelity(R) VIP Growth Opportunities Portfolio -- Initial Class
-    Fidelity(R) VIP Overseas Portfolio -- Initial Class
-    Fidelity(R) VIP Value Strategies Portfolio -- Initial Class
-    Franklin Small-Mid Cap Growth Securities Fund -- Class 1
-    Hartford Balanced HLS Fund -- Class IA
-    Hartford Capital Appreciation HLS Fund -- Class IA
-    Hartford Dividend and Growth HLS Fund -- Class IA
-    Hartford Global Research HLS Fund -- Class IA
-    Hartford Healthcare HLS Fund -- Class IA
-    Hartford Index HLS Fund -- Class IA
-    Hartford International Opportunities HLS Fund -- Class IA
-    Hartford MidCap HLS Fund -- Class IA
-    Hartford Money Market HLS Fund -- Class IA
-    Hartford Small Company HLS Fund -- Class IA
-    Hartford Stock HLS Fund -- Class IA
-    Hartford Total Return Bond HLS Fund -- Class IA
-    Hartford U.S. Government Securities HLS Fund -- Class IA
-    Invesco V.I. Diversified Dividend Fund -- Series I
-    Invesco V.I. Small Cap Equity Fund -- Series I
-    Invesco V.I. Technology Fund -- Series I
-    Janus Aspen Balanced Portfolio -- Institutional Shares
-    Janus Aspen Enterprise Portfolio -- Institutional Shares
-    Janus Aspen Forty Portfolio -- Institutional Shares
-    Janus Aspen Global Research Portfolio -- Institutional Shares
-    Janus Aspen Overseas Portfolio -- Institutional Shares
-    MFS(R) Core Equity Series -- Initial Class
-    MFS(R) High Income Series -- Initial Class
-    MFS(R) High Yield Portfolio -- Initial Class*
-    MFS(R) Investors Growth Stock Series -- Initial Class
-    MFS(R) Utilities Series -- Initial Class
-    Putnam VT Global Equity Fund -- Class IB
-    Putnam VT High Yield Fund -- Class IB
-    Putnam VT International Growth Fund -- Class IB
-    Putnam VT Multi-Cap Growth Fund -- Class IB
-    Putnam VT Small Cap Value Fund -- Class IB
-    The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Class



* Pending shareholder approval, the underlying Fund will be added to the prospectus.

    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2013



Statement of Additional Information Dated: May 1, 2013

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLES                                                                6
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          11
HARTFORD LIFE INSURANCE COMPANY                                          11
THE SEPARATE ACCOUNT                                                     12
THE FUNDS                                                                12
GENERAL ACCOUNT OPTION                                                   18
CONTRACT CHARGES                                                         18
 Sales Charges                                                           18
 Mortality and Expense Risk and Administrative Charge                    18
 Premium Taxes                                                           19
 Experience Rating under the Contracts                                   19
 Negotiated Charges and Fees                                             19
 Charges of the Funds                                                    20
 Plan Related Expenses                                                   20
THE CONTRACTS                                                            20
 The Contracts Offered                                                   20
 Assignments                                                             20
 Pricing and Crediting of Contributions                                  20
 May I cancel my certificate?                                            20
 May I make changes in the amounts of my Contribution?                   21
 Can you transfer from one Sub-Account to another?                       21
 What is a Sub-Account Transfer?                                         21
 What Happens When you Request a Sub-Account Transfer?                   21
 What Restrictions are There on your Ability to Make a                   21
  Sub-Account Transfer?
 Fund Trading Policies                                                   22
 How are you affected by frequent Sub-Account Transfers?                 23
 General Account Option Transfers                                        23
 Telephone and Internet Transfers                                        24
 Dollar Cost Averaging                                                   24
 May I request a loan from my Participant Account?                       24
 How do I know what my Participant Account is worth?                     25
 How are the underlying Fund shares valued?                              25
DEATH BENEFITS                                                           26
 Determination of the Beneficiary                                        26
 Death before the Annuity Commencement Date                              26
 Calculation of the death benefit                                        26
 Death on or after the Annuity Commencement Date                         26
SETTLEMENT PROVISIONS                                                    27
 Can payment of the Surrender value ever be postponed beyond the         27
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      27
 How do I elect an Annuity Commencement Date and Annuity Payout          27
  Option?
 What is the minimum amount that I may select for an Annuity             28
  Payout?
 How are Contributions made to establish an Annuity Account?             28
 Can a Contract be suspended by a Contract Owner?                        28
 Annuity Payout Options                                                  28
 Systematic Withdrawal Option                                            29
 How are Variable Annuity Payouts determined?                            30
FEDERAL TAX CONSIDERATIONS                                               31
 A. General                                                              31
 B. Taxation of Hartford and the Separate Account                        31
 C. Diversification of the Separate Account                              32
 D. Tax Ownership of the Assets in the Separate Account                  32
 E. Non-Natural Persons as Owners                                        33
 F. Annuity Purchases by Nonresident Aliens and Foreign                  33
  Corporations
 G. Generation Skipping Transfer Tax                                     33
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     33
MORE INFORMATION                                                         42
 Can a Contract be modified?                                             42
 Can Hartford waive any rights under a Contract?                         42
 How Contracts Are Sold                                                  42
 Who is the custodian of the Separate Account's assets?                  43
 Are there any material legal proceedings affecting the Separate         44
  Account?
 How may I get additional information?                                   44
APPENDIX I -- ACCUMULATION UNIT VALUES                                   45
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                51

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLES

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)                                 None

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

CONTRACT OWNER PERIODIC EXPENSES

                                            BEFORE THE            AFTER THE
                                              ANNUITY              ANNUITY
                                           COMMENCEMENT         COMMENCEMENT
                                               DATE                 DATE
--------------------------------------------------------------------------------
MAXIMUM SEPARATE ACCOUNT ANNUAL
 EXPENSES (as a percentage of
 average daily Sub-Account value) (1)
 Mortality and Expense Risk and
  Administrative Charge                         0.70%                0.70%
 Total Separate Account Annual
  Expenses                                      0.70%                0.70%

------------

(1) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contract" and Negotiated Charges and Fees").

    We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                             0.33%              1.54%

EXAMPLE


    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.70% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE


     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $230
3 years                                                                     $708
5 years                                                                   $1,212
10 years                                                                  $2,597



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $230
3 years                                                                     $708
5 years                                                                   $1,212
10 years                                                                  $2,597



     (3) If you do not Surrender your Contract:



1 year                                                                      $230
3 years                                                                     $708
5 years                                                                   $1,212
10 years                                                                  $2,597


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted in to Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?" Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT TYPE OF SALES CHARGE WILL I PAY?

    You don't pay a sales charge at the time Contributions are made to the Contract and we don't charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

- Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

- After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality, and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested into Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY


    Hartford Life Insurance Company ("Hartford Life") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



    On January 1, 2013, Hartford Life entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford Life under the Contracts and to provide administration of the Contracts.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF ANY OF THE UNDERLYING FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     The investment goals of each of the funds are shown below:


SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
 Janus Aspen Balanced Portfolio --        Seeks long-term capital growth,           Janus Capital Management, Inc.
  Institutional Shares                    consistent with preservation of capital
                                          and balanced by current income
 Janus Aspen Enterprise Portfolio --      Seeks long-term growth of capital         Janus Capital Management, Inc.
  Institutional Shares
 Janus Aspen Forty Portfolio --           Seeks long-term growth of capital         Janus Capital Management, Inc.
  Institutional Shares
 Janus Aspen Global Research Portfolio    Seeks long-term growth of capital         Janus Capital Management, Inc.
  -- Institutional Shares (1)

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Overseas Portfolio --        Seeks long-term growth of capital         Janus Capital Management, Inc.
  Institutional Shares
 The Dreyfus Socially Responsible Growth  The fund seeks to provide capital         The Dreyfus Corporation
  Fund, Inc. -- Initial Class             growth, with current income as a
                                          secondary goal.
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend Fund   Provide reasonable current income and     Invesco Advisers, Inc.
  -- Series I                             long-term growth of income and capital
 Invesco V.I. Small Cap Equity Fund --    Seeks long-term growth of capital         Invesco Advisers, Inc.
  Series I
 Invesco V.I. Technology Fund -- Series   Seeks long-term growth of capital         Invesco Advisers, Inc.
  I
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Balanced Fund --     Long-term capital growth and current      American Century Investment Management,
  Class I                                 income by investing approximately 60% of  Inc.
                                          its assets in equity securities and the
                                          remainder in bonds and other
                                          fixed-income securities
 American Century VP Income & Growth      Seeks capital growth by investing in      American Century Investment Management,
  Fund -- Class I                         common stocks. Income is a secondary      Inc.
                                          objective
 American Century VP International Fund   The fund seeks capital growth             American Century Investment Management,
  -- Class I                                                                        Inc.
 American Century VP Ultra Fund -- Class  The fund seeks long-term capital growth   American Century Investment Management,
  I                                                                                 Inc.
 American Century VP Value Fund -- Class  The fund seeks long-term capital growth.  American Century Investment Management,
  I                                       Income is a secondary objective.          Inc.
CALVERT VARIABLE SERIES, INC.
 Calvert VP SRI Balanced Portfolio        Seeks to achieve a competitive total      Calvert Investment Management Inc.
                                          return through an actively managed        Sub-advised by New Amsterdam, LLC
                                          portfolio of stocks, bonds and money
                                          market instruments which offer income
                                          and capital growth opportunity and which
                                          satisfy the investment and social
                                          criteria
DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus VIF Appreciation Portfolio --    The fund seeks long-term capital growth   The Dreyfus Corporation
  Initial Class                           consistent with the preservation of       Sub-advised by Fayez Sarofim & Co.
                                          capital. Its secondary goal is current
                                          income.
 Dreyfus VIF Growth and Income Portfolio  The fund seeks long-term capital growth,  The Dreyfus Corporation
  -- Initial Class                        current income and growth of income
                                          consistent with reasonable investment
                                          risk.
 Dreyfus VIF Quality Bond Portfolio --    The fund seeks to maximize total return,  The Dreyfus Corporation
  Initial Class                           consisting of capital appreciation and
                                          current income.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER
 DWS Core Equity VIP -- Class A           Long-term growth of capital, current      Deutsche Investment Management Americas
                                          income and growth of income               Inc.
                                                                                    Sub-advised by QS Investors, LLC
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Balanced Portfolio --    Seeks income and capital growth           Fidelity Management & Research Company
  Initial Class                           consistent with reasonable risk           Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Growth & Income          Seeks high total return through a         Fidelity Management & Research Company
  Portfolio -- Initial Class              combination of current income and         Sub-advised by FMR Co., Inc. and other
                                          capital appreciation                      Fidelity affiliates
 Fidelity(R) VIP Growth Opportunities     Seeks to provide capital growth           Fidelity Management & Research Company
  Portfolio -- Initial Class                                                        Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --    Seeks long-term growth of capital         Fidelity Management & Research Company
  Initial Class                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Value Strategies         Seeks capital appreciation                Fidelity Management & Research Company
  Portfolio -- Initial Class                                                        Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth            Seeks long-term capital growth. Under     Franklin Advisers, Inc.
  Securities Fund -- Class 1              normal market conditions, the fund
                                          invests in at least 80% of its net
                                          assets in investments of small
                                          capitalization and mid-capitalization
                                          companies.
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities HLS  Seeks to maximize total return while      Hartford Funds Management Company, LLC
  Fund -- Class IA                        providing shareholders with a high level  Sub-advised by Wellington Management
                                          of current income consistent with         Company, LLP
                                          prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IA   Seeks long-term total return              Hartford Funds Management Company, LLC
  (2)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Capital Appreciation HLS Fund   Seeks growth of capital                   Hartford Funds Management Company, LLC
  -- Class IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      Hartford Funds Management Company, LLC
  -- Class IA                             consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford Global Research HLS Fund --     Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Healthcare HLS Fund -- Class    Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  IA                                                                                Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IA      Seeks to provide investment results       Hartford Funds Management Company, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.
 Hartford International Opportunities     Seeks long-term growth of capital         Hartford Funds Management Company, LLC
  HLS Fund -- Class IA                                                              Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford MidCap HLS Fund -- Class IA     Seeks long-term growth of capital         Hartford Funds Management Company, LLC
  (a)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Money Market HLS Fund -- Class  Maximum current income consistent with    Hartford Funds Management Company, LLC
  IA++                                    liquidity and preservation of capital     Sub-advised by Hartford Investment
                                                                                    Management Company
 Hartford Small Company HLS Fund --       Seeks growth of capital                   Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Stock HLS Fund -- Class IA      Seeks long-term growth of capital         Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    Hartford Funds Management Company, LLC
  Class IA                                income as a secondary objective           Sub-advised by Wellington Management
                                                                                    Company, LLP
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial     Seeks capital appreciation                Massachusetts Financial Services Company
  Class (b)
 MFS(R) High Income Series -- Initial     Total return with an emphasis on high     Massachusetts Financial Services Company
  Class*                                  current income, but also considering
                                          capital appreciation
 MFS(R) High Yield Portfolio -- Initial   Total return with an emphasis on high     Massachusetts Financial Services Company
  Class*                                  current income, but also considering
                                          capital appreciation
 MFS(R) Investors Growth Stock Series --  Seeks capital appreciation                Massachusetts Financial Services Company
  Initial Class
 MFS(R) Utilities Series -- Initial       Seeks total return                        Massachusetts Financial Services Company
  Class
PUTNAM VARIABLE TRUST
 Putnam VT Global Equity Fund -- Class    Capital appreciation                      Putnam Investment Management, LLC
  IB                                                                                Sub-advised by Putnam Advisory Company,
                                                                                    LLC

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund -- Class IB    High current income. Capital growth is a  Putnam Investment Management, LLC secondary goal when consistent with
                                          achieving high current income
 Putnam VT International Growth Fund --   Long-term capital appreciation            Putnam Investment Management, LLC
  Class IB                                                                          Sub-advised by Putnam Advisory Company,
                                                                                    LLC
 Putnam VT Multi-Cap Growth Fund --       Long-term capital appreciation            Putnam Investment Management, LLC
  Class IB
 Putnam VT Small Cap Value Fund -- Class  Capital appreciation                      Putnam Investment Management, LLC
  IB



++ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.
* Pending shareholder approval, "MFS(R) High Income Series -- Initial Class ("Merging Fund") will merge into "MFS(R) High Yield Portfolio -- Initial Class ("Acquiring Fund"). In light of the proposed transaction, sales of the Merging Fund shares and exchanges into the Merging Fund are expected to be suspended on or about August 14, 2013. Upon the close of the merger, all references to the "MFS(R) High Income Series -- Initial Class" are hereby deleted and the "MFS(R) High Yield Portfolio -- Initial Class" will be added to the prospectus.




(a) Effective, as of May 1, 2011, the Fund re-opened to plans and any affiliated plans that selected the Fund prior to August 16, 2004.
(b) Closed to new and subsequent Contributions and transfers of Participant Account values.




NOTES



(1)  Formerly Janus Aspen Worldwide Portfolio -- Institutional Shares



(2)  Formerly Hartford Advisers HLS Fund -- Class IA


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-528-9009, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.


    For additional information on the amount of fees and payments made by Hartford, please call 1-800-528-9009, Option 4. Written information will be provided upon request.


Organizations Receiving Endorsement Fee Payments From Hartford:


    1. The National Association of Police Officers; and



    2. Florida Police Benevolent Association, Inc.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                                CONTRACT CHARGES

    SALES CHARGES: We do not assess any contingent deferred sales charge ("Sales Charge"). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

       - Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

       - After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

    The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

     For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

     In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

    - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

       (a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

       (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

       (c) is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments, and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth

IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 convesions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($17,500 in 2013) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($5,500 in 2013). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")


    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($17,500 in 2013) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($5,500 in 2013). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($5,500 in 2013); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code
Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).


5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS


    Except under certain circumstances in the case of Roth IRAs, or Roth accounts in a Qualified Plan amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code
Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.


    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.


7. TAX WITHHOLDING FOR QUALIFIED PLANS


    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."


    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


    HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.



    MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.



    Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.


    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    Prior to January 1, 2013, we and our affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc.


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2012, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.9 million.



    Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


     MassMutual Retirement Services
     Retirement Plans Service Center
     P.O. Box 1583
     Hartford, CT 06144-1583


    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.70%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
Accumulation unit value at beginning of
 period                                      $11.444          $10.941           $9.869           $8.606          $10.879
Accumulation unit value at end of period     $12.705          $11.444          $10.941           $9.869           $8.606
Number of accumulation units outstanding
 at end of period (in thousands)                  11               17                5                6                6
AMERICAN CENTURY VP INCOME & GROWTH FUND
Accumulation unit value at beginning of
 period                                       $9.519           $9.297           $8.202           $6.994          $10.767
Accumulation unit value at end of period     $10.847           $9.519           $9.297           $8.202           $6.994
Number of accumulation units outstanding
 at end of period (in thousands)                  18               19               23               29               41
AMERICAN CENTURY VP ULTRA FUND
Accumulation unit value at beginning of
 period                                      $11.205          $11.165           $9.685           $7.253          $12.481
Accumulation unit value at end of period     $12.676          $11.205          $11.165           $9.685           $7.253
Number of accumulation units outstanding
 at end of period (in thousands)                  32               34               54               57               82
AMERICAN CENTURY VP VALUE FUND
Accumulation unit value at beginning of
 period                                       $9.872           $9.842           $8.738           $7.341          $10.096
Accumulation unit value at end of period     $11.233           $9.872           $9.842           $8.738           $7.341
Number of accumulation units outstanding
 at end of period (in thousands)                  48               81               99              106              177
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.390          $10.007           $8.989           $7.225          $10.594
Accumulation unit value at end of period     $11.402          $10.390          $10.007           $8.989           $7.225
Number of accumulation units outstanding
 at end of period (in thousands)                  38               38               36               36               38

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF APPRECIATION PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.956          $11.045           $9.645           $7.925          $11.328
Accumulation unit value at end of period     $13.111          $11.956          $11.045           $9.645           $7.925
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --               --               --
DREYFUS VIF QUALITY BOND PORTFOLIO
Accumulation unit value at beginning of
 period                                      $12.925          $12.160          $11.299           $9.898          $10.403
Accumulation unit value at end of period     $13.732          $12.925          $12.160          $11.299           $9.898
Number of accumulation units outstanding
 at end of period (in thousands)                  23               39               16               21               28
DWS CORE EQUITY VIP
Accumulation unit value at beginning of
 period                                       $9.838           $9.922           $8.734           $6.557          $10.703
Accumulation unit value at end of period     $11.315           $9.838           $9.922           $8.734           $6.557
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                4                5
FIDELITY(R) VIP BALANCED PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.532          $12.048          $10.276           $7.293          $11.385
Accumulation unit value at end of period     $13.177          $11.532          $12.048          $10.276           $7.293
Number of accumulation units outstanding
 at end of period (in thousands)                  46               57               53               26               20
FIDELITY(R) VIP GROWTH & INCOME
 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $9.901           $9.813           $8.522           $6.810          $11.764
Accumulation unit value at end of period     $11.658           $9.901           $9.813           $8.522           $6.810
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               15               16               17
FIDELITY(R) VIP GROWTH OPPORTUNITIES
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.819          $10.651           $8.632           $5.985          $13.398
Accumulation unit value at end of period     $12.851          $10.819          $10.651           $8.632           $5.985
Number of accumulation units outstanding
 at end of period (in thousands)                  21               22               42               46               50
FIDELITY(R) VIP OVERSEAS PORTFOLIO
Accumulation unit value at beginning of
 period                                       $8.291          $10.079           $8.973           $7.142          $12.798
Accumulation unit value at end of period      $9.941           $8.291          $10.079           $8.973           $7.142
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                4                3
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $9.879          $10.909           $8.675           $5.544          $11.431
Accumulation unit value at end of period     $12.486           $9.879          $10.909           $8.675           $5.544
Number of accumulation units outstanding
 at end of period (in thousands)                  13               15               12                8                1

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
Accumulation unit value at beginning of
 period                                      $11.599          $12.243           $9.637           $6.742          $11.775
Accumulation unit value at end of period     $12.799          $11.599          $12.243           $9.637           $6.742
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               16                2                2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation unit value at beginning of
 period                                       $9.465          $10.302               --               --               --
Accumulation unit value at end of period     $11.159           $9.465               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --               --
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                       $9.884          $10.026           $7.855           $6.522           $9.561
Accumulation unit value at end of period     $11.178           $9.884          $10.026           $7.855           $6.522
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24                4                2                7
INVESCO V.I. TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                      $10.903          $11.565           $9.600           $6.142          $11.146
Accumulation unit value at end of period     $12.049          $10.903          $11.565           $9.600           $6.142
Number of accumulation units outstanding
 at end of period (in thousands)                  20               11               12                7                4
JANUS ASPEN BALANCED PORTFOLIO
Accumulation unit value at beginning of
 period                                      $12.979          $12.859          $11.948           $9.558          $11.436
Accumulation unit value at end of period     $14.644          $12.979          $12.859          $11.948           $9.558
Number of accumulation units outstanding
 at end of period (in thousands)                  29               36               21               25               20
JANUS ASPEN ENTERPRISE PORTFOLIO
Accumulation unit value at beginning of
 period                                      $12.771          $13.046          $10.439           $7.259          $12.988
Accumulation unit value at end of period     $14.875          $12.771          $13.046          $10.439           $7.259
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                6                3                3
JANUS ASPEN FORTY PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.883          $12.825          $12.098           $8.326          $15.012
Accumulation unit value at end of period     $14.651          $11.883          $12.825          $12.098           $8.326
Number of accumulation units outstanding
 at end of period (in thousands)                 119              129              171              183              188
JANUS ASPEN OVERSEAS PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.642          $15.799          $12.697           $7.121          $14.974
Accumulation unit value at end of period     $11.991          $10.642          $15.799          $12.697           $7.121
Number of accumulation units outstanding
 at end of period (in thousands)                  29               31               39               31               24
JANUS ASPEN WORLDWIDE PORTFOLIO
Accumulation unit value at beginning of
 period                                       $8.937          $10.433           $9.070           $6.633          $12.071
Accumulation unit value at end of period     $10.656           $8.937          $10.433           $9.070           $6.633
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23               35               38               46

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
Accumulation unit value at beginning of
 period                                      $10.750          $10.937           $9.397           $7.145          $11.826
Accumulation unit value at end of period     $12.408          $10.750          $10.937           $9.397           $7.145
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                2                1
MFS(R) HIGH INCOME SERIES
Accumulation unit value at beginning of
 period                                      $12.700          $12.285          $10.783           $7.461          $10.506
Accumulation unit value at end of period     $14.465          $12.700          $12.285          $10.783           $7.461
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                6                3                2
MFS(R) INVESTORS GROWTH STOCK SERIES
Accumulation unit value at beginning of
 period                                      $11.235          $11.249          $10.072           $7.268          $11.594
Accumulation unit value at end of period     $13.050          $11.235          $11.249          $10.072           $7.268
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1               --
MFS(R) UTILITIES SERIES
Accumulation unit value at beginning of
 period                                      $14.102          $13.299          $11.768           $8.896          $14.372
Accumulation unit value at end of period     $15.892          $14.102          $13.299          $11.768           $8.896
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               11               12               11
PUTNAM VT GLOBAL EQUITY FUND
Accumulation unit value at beginning of
 period                                       $8.640           $9.154           $8.392           $6.502          $11.981
Accumulation unit value at end of period     $10.311           $8.640           $9.154           $8.392           $6.502
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                3                3                3
PUTNAM VT HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $13.296          $13.159          $11.619           $7.791          $10.612
Accumulation unit value at end of period     $15.317          $13.296          $13.159          $11.619           $7.791
Number of accumulation units outstanding
 at end of period (in thousands)                  55               51              140              167               56
PUTNAM VT INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                       $8.822          $10.821           $9.712           $7.068          $12.375
Accumulation unit value at end of period     $10.601           $8.822          $10.821           $9.712           $7.068
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10               23               23               14
PUTNAM VT MULTI-CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.938          $11.605          $10.261               --               --
Accumulation unit value at end of period     $12.682          $10.938          $11.605               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               25               37               --               --
PUTNAM VT SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $8.754           $9.253           $7.396           $5.662           $9.403
Accumulation unit value at end of period     $10.213           $8.754           $9.253           $7.396           $5.662
Number of accumulation units outstanding
 at end of period (in thousands)                  34               35               50               23               24

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of
 period                                      $11.044          $10.919           $9.806           $7.579          $11.246
Accumulation unit value at end of period     $12.285          $11.044          $10.919           $9.806           $7.579
Number of accumulation units outstanding
 at end of period (in thousands)                 232              246              309              337              367
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $10.043          $11.416           $9.868           $6.822          $12.627
Accumulation unit value at end of period     $11.802          $10.043          $11.416           $9.868           $6.822
Number of accumulation units outstanding
 at end of period (in thousands)                 422              494              569              636              665
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.896          $10.830           $9.633           $7.781          $11.597
Accumulation unit value at end of period     $12.290          $10.896          $10.830           $9.633           $7.781
Number of accumulation units outstanding
 at end of period (in thousands)                  48               72               83               86              113
HARTFORD GLOBAL RESEARCH HLS FUND
Accumulation unit value at beginning of
 period                                       $9.622          $10.682           $9.272           $6.570          $10.000
Accumulation unit value at end of period     $11.313           $9.622          $10.682           $9.272           $6.570
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --                6                1               --
HARTFORD HEALTHCARE HLS FUND
Accumulation unit value at beginning of
 period                                      $11.381          $10.560           $9.929           $8.148          $11.022
Accumulation unit value at end of period     $13.633          $11.381          $10.560           $9.929           $8.148
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                4                3                3
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                      $10.018           $9.909           $8.697           $6.943          $11.117
Accumulation unit value at end of period     $11.503          $10.018           $9.909           $8.697           $6.943
Number of accumulation units outstanding
 at end of period (in thousands)                 116              120              156              166              236
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
Accumulation unit value at beginning of
 period                                      $10.416          $12.192          $10.724           $8.092          $14.110
Accumulation unit value at end of period     $12.432          $10.416          $12.192          $10.724           $8.092
Number of accumulation units outstanding
 at end of period (in thousands)                  49               84              102              116              145
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of
 period                                      $11.575          $12.658          $10.326           $7.940          $12.363
Accumulation unit value at end of period     $13.728          $11.575          $12.658          $10.326           $7.940
Number of accumulation units outstanding
 at end of period (in thousands)                  22               24               24               33               29

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of
 period                                      $10.469          $10.543          $10.617          $10.684          $10.534
Accumulation unit value at end of period     $10.396          $10.469          $10.543          $10.617          $10.684
Number of accumulation units outstanding
 at end of period (in thousands)                 147              155              189              213              339
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of
 period                                      $11.158          $11.627           $9.433           $7.347          $12.457
Accumulation unit value at end of period     $12.813          $11.158          $11.627           $9.433           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  15               17               10               12               10
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of
 period                                      $10.070          $10.253           $8.994           $6.399          $11.331
Accumulation unit value at end of period     $11.438          $10.070          $10.253           $8.994           $6.399
Number of accumulation units outstanding
 at end of period (in thousands)                 257              274              356              350              333
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $12.548          $11.810          $11.062           $9.686          $10.559
Accumulation unit value at end of period     $13.400          $12.548          $11.810          $11.062           $9.686
Number of accumulation units outstanding
 at end of period (in thousands)                 160              149              153              141              182
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
Accumulation unit value at beginning of
 period                                      $10.933          $10.498          $10.185           $9.922          $10.000
Accumulation unit value at end of period     $11.258          $10.933          $10.498          $10.185           $9.922
Number of accumulation units outstanding
 at end of period (in thousands)                  76               66               65               79              263

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                            PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                  2
 Safekeeping of Assets                                               2
 Experts                                                             2
 Non-Participating                                                   2
 Misstatement of Age or Sex                                          2
 Principal Underwriter                                               2
 Additional Payments                                                 2
PERFORMANCE RELATED INFORMATION                                      4
 Total Return for all Sub-Accounts                                   4
 Yield for Sub-Accounts                                              4
 Money Market Sub-Accounts                                           4
 Additional Materials                                                5
 Performance Comparisons                                             5
FINANCIAL STATEMENTS                                               SA-1

    To obtain a Statement of Additional Information, complete the form below and mail to:


     MassMutual Retirement Services
     Retirement Plans Service Center
     P.O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3739-4) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.



Under a reinsurance agreement dated January 1, 2013 between us and MassMutual, we are obligated to pay MassMutual amounts we receive from Hartford Securities Distribution Company, Inc. ("HSD") related to the Contracts. MMLD may, by written notice to us, require that we pay MMLD, as underwriting commissions for its services, all or any part of the amounts we receive from HSD. Currently we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account; however, for the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $24,436,346; 2011: $24,699,095; and 2010: $31,542,383.


ADDITIONAL PAYMENTS


As stated in the Prospectus, effective January 1, 2013, MMLD (or its affiliates) pay Additional Payments to Financial Intermediaries. As of December 31, 2012, Hartford Life (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments. In addition, listed below are all Financial Intermediaries that received Additional Payments from Hartford Life (or its affiliates) in 2012 in excess of $100 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship existed.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David
A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


                        PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge and any applicable administrative charge.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge and any applicable administrative charge. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY
                                        EQUITY              AMERICAN CENTURY VP
                                      INCOME FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,202,234                   591,971
                                     =============             =============
  Cost                                 $22,874,403               $16,580,747
                                     =============             =============
  Market value                         $25,041,468               $15,891,498
 Due from Sponsor Company                       --                    12,436
 Receivable from fund shares
  sold                                       7,735                        --
 Other assets                                   --                        --
                                     -------------             -------------
 Total assets                           25,049,203                15,903,934
                                     -------------             -------------
LIABILITIES:
 Due to Sponsor Company                      7,735                        --
 Payable for fund shares
  purchased                                     --                    12,436
 Other liabilities                              --                        --
                                     -------------             -------------
 Total liabilities                           7,735                    12,436
                                     -------------             -------------
NET ASSETS:
 For contract liabilities              $25,041,468               $15,891,498
                                     =============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,213,733                 1,450,556
 Minimum unit fair value #*                 $10.47                    $10.57
 Maximum unit fair value #*                 $22.20                    $20.84
 Contract liability                    $25,041,468               $15,891,498
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --
 Minimum unit fair value #*                     --                        --
 Maximum unit fair value #*                     --                        --
 Contract liability                             --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         AMERICAN CENTURY
                                    AMERICAN CENTURY VP       AMERICAN CENTURY VP           SMALL CAP
                                       ULTRA(R) FUND             BALANCED FUND              VALUE FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           2,974                     19,987                   296,133
                                         =========                 ==========              ============
  Cost                                     $69,459                   $128,021                $2,412,044
                                         =========                 ==========              ============
  Market value                             $75,068                   $142,505                $2,518,912
 Due from Sponsor Company                      103                         --                     1,194
 Receivable from fund shares
  sold                                          --                          8                        --
 Other assets                                    1                         --                        --
                                         ---------                 ----------              ------------
 Total assets                               75,172                    142,513                 2,520,106
                                         ---------                 ----------              ------------
LIABILITIES:
 Due to Sponsor Company                         --                          8                        --
 Payable for fund shares
  purchased                                    103                         --                     1,194
 Other liabilities                              --                         --                        --
                                         ---------                 ----------              ------------
 Total liabilities                             103                          8                     1,194
                                         ---------                 ----------              ------------
NET ASSETS:
 For contract liabilities                  $75,069                   $142,505                $2,518,912
                                         =========                 ==========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               6,335                     11,216                   184,903
 Minimum unit fair value #*                 $11.53                     $12.71                    $12.67
 Maximum unit fair value #*                 $12.43                     $12.71                    $18.54
 Contract liability                        $75,069                   $142,505                $2,518,912
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                         --                        --
 Minimum unit fair value #*                     --                         --                        --
 Maximum unit fair value #*                     --                         --                        --
 Contract liability                             --                         --                        --

                                    AMERICAN CENTURY VP                                  AMERICAN CENTURY
                                       LARGE COMPANY          AMERICAN CENTURY VP       INFLATION-ADJUSTED
                                        VALUE FUND               VISTA(SM) FUND             BOND FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           8,195                     28,613                   15,723
                                         =========                 ==========               ==========
  Cost                                     $43,035                   $405,938                 $187,766
                                         =========                 ==========               ==========
  Market value                             $51,468                   $489,278                 $206,447
 Due from Sponsor Company                       --                         --                       --
 Receivable from fund shares
  sold                                          19                        648                       41
 Other assets                                   --                         --                       --
                                         ---------                 ----------               ----------
 Total assets                               51,487                    489,926                  206,488
                                         ---------                 ----------               ----------
LIABILITIES:
 Due to Sponsor Company                         19                        648                       41
 Payable for fund shares
  purchased                                     --                         --                       --
 Other liabilities                              --                         --                       --
                                         ---------                 ----------               ----------
 Total liabilities                              19                        648                       41
                                         ---------                 ----------               ----------
NET ASSETS:
 For contract liabilities                  $51,468                   $489,278                 $206,447
                                         =========                 ==========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               6,001                     40,665                   14,512
 Minimum unit fair value #*                  $8.46                      $9.04                   $14.23
 Maximum unit fair value #*                 $10.59                     $17.10                   $14.23
 Contract liability                        $51,468                   $489,278                 $206,447
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                         --                       --
 Minimum unit fair value #*                     --                         --                       --
 Maximum unit fair value #*                     --                         --                       --
 Contract liability                             --                         --                       --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY       AMERICAN CENTURY VP
                                       EQUITY                  INCOME &
                                     GROWTH FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,396                   28,641
                                      =========               ==========
  Cost                                  $43,368                 $193,767
                                      =========               ==========
  Market value                          $58,629                 $197,625
 Due from Sponsor Company                    --                       --
 Receivable from fund shares
  sold                                       24                       11
 Other assets                                --                       --
                                      ---------               ----------
 Total assets                            58,653                  197,636
                                      ---------               ----------
LIABILITIES:
 Due to Sponsor Company                      24                       11
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                       --
                                      ---------               ----------
 Total liabilities                           24                       11
                                      ---------               ----------
NET ASSETS:
 For contract liabilities               $58,629                 $197,625
                                      =========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            5,001                   16,600
 Minimum unit fair value #*               $9.67                   $10.85
 Maximum unit fair value #*              $11.96                   $10.85
 Contract liability                     $58,629                 $180,056
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    1,620
 Minimum unit fair value #*                  --                   $10.85
 Maximum unit fair value #*                  --                   $10.85
 Contract liability                          --                  $17,569

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       AMERICAN CENTURY VP
                                   AMERICAN CENTURY VP       AMERICAN CENTURY VP             MID CAP
                                        ULTRA FUND                VALUE FUND                VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          37,523                    82,821                    14,275
                                        ==========                ==========                ==========
  Cost                                    $368,057                  $523,993                  $175,320
                                        ==========                ==========                ==========
  Market value                            $405,249                  $539,991                  $185,854
 Due from Sponsor Company                       21                        --                        --
 Receivable from fund shares
  sold                                          --                       133                        51
 Other assets                                   --                        --                        --
                                        ----------                ----------                ----------
 Total assets                              405,270                   540,124                   185,905
                                        ----------                ----------                ----------
LIABILITIES:
 Due to Sponsor Company                         --                       133                        51
 Payable for fund shares
  purchased                                     21                        --                        --
 Other liabilities                              --                        --                        --
                                        ----------                ----------                ----------
 Total liabilities                              21                       133                        51
                                        ----------                ----------                ----------
NET ASSETS:
 For contract liabilities                 $405,249                  $539,991                  $185,854
                                        ==========                ==========                ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              31,969                    46,010                    14,031
 Minimum unit fair value #*                 $12.68                    $11.23                    $13.08
 Maximum unit fair value #*                 $12.68                    $11.23                    $13.49
 Contract liability                       $405,249                  $516,806                  $185,854
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     2,064                        --
 Minimum unit fair value #*                     --                    $11.23                        --
 Maximum unit fair value #*                     --                    $11.23                        --
 Contract liability                             --                   $23,185                        --

                                     INVESCO V.I.         INVESCO V.I.            INVESCO
                                      SMALL CAP            DIVERSIFIED            EUROPEAN
                                     EQUITY FUND          DIVIDEND FUND         GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (1)        SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        12,255                1,141                16,396
                                      ==========            =========            ==========
  Cost                                  $207,890              $17,525              $486,207
                                      ==========            =========            ==========
  Market value                          $229,054              $18,646              $540,089
 Due from Sponsor Company                     --                   --                    --
 Receivable from fund shares
  sold                                         4                    1                    43
 Other assets                                 --                   --                    --
                                      ----------            ---------            ----------
 Total assets                            229,058               18,647               540,132
                                      ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                        4                    1                    43
 Payable for fund shares
  purchased                                   --                   --                    --
 Other liabilities                            --                   --                     1
                                      ----------            ---------            ----------
 Total liabilities                             4                    1                    44
                                      ----------            ---------            ----------
NET ASSETS:
 For contract liabilities               $229,054              $18,646              $540,088
                                      ==========            =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            20,491                1,671                57,528
 Minimum unit fair value #*               $11.18               $11.16                 $8.97
 Maximum unit fair value #*               $11.18               $11.16                $13.65
 Contract liability                     $229,054              $18,646              $540,088
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                    --
 Minimum unit fair value #*                   --                   --                    --
 Maximum unit fair value #*                   --                   --                    --
 Contract liability                           --                   --                    --

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO               INVESCO
                                     INTERNATIONAL            MID CAP
                                      GROWTH FUND         CORE EQUITY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         25,557                11,690
                                       ==========            ==========
  Cost                                   $686,312              $269,503
                                       ==========            ==========
  Market value                           $737,056              $249,822
 Due from Sponsor Company                      --                    --
 Receivable from fund shares
  sold                                        344                    48
 Other assets                                   1                    --
                                       ----------            ----------
 Total assets                             737,401               249,870
                                       ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       344                    48
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                     1
                                       ----------            ----------
 Total liabilities                            344                    49
                                       ----------            ----------
NET ASSETS:
 For contract liabilities                $737,057              $249,821
                                       ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             69,465                19,912
 Minimum unit fair value #*                 $9.36                $11.06
 Maximum unit fair value #*                $13.75                $13.05
 Contract liability                      $737,057              $249,821
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO                                        INVESCO
                                       SMALL CAP                INVESCO               SMALL CAP
                                      GROWTH FUND           REAL ESTATE FUND         EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          37,254                 197,121                37,392
                                      ============            ============            ==========
  Cost                                  $1,079,979              $4,476,435              $417,777
                                      ============            ============            ==========
  Market value                          $1,145,584              $4,813,476              $495,074
 Due from Sponsor Company                       --                      --                   824
 Receivable from fund shares
  sold                                       3,843                     947                    --
 Other assets                                   --                      --                    --
                                      ------------            ------------            ----------
 Total assets                            1,149,427               4,814,423               495,898
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                      3,843                     947                    --
 Payable for fund shares
  purchased                                     --                      --                   824
 Other liabilities                               1                       1                    --
                                      ------------            ------------            ----------
 Total liabilities                           3,844                     948                   824
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $1,145,583              $4,813,475              $495,074
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              78,120                 218,390                43,193
 Minimum unit fair value #*                 $13.02                  $10.28                $10.94
 Maximum unit fair value #*                 $24.70                  $30.93                $13.08
 Contract liability                     $1,145,583              $4,813,475              $495,074
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --

                                       INVESCO           AMERICAN CENTURY        AMERICAN CENTURY
                                      DEVELOPING            DIVERSIFIED            PRIME MONEY
                                     MARKETS FUND            BOND FUND             MARKET FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        16,884                 4,492                 329,510
                                      ==========             =========              ==========
  Cost                                  $537,314               $49,609                $329,510
                                      ==========             =========              ==========
  Market value                          $571,509               $50,084                $329,510
 Due from Sponsor Company                 12,311                     2                   2,413
 Receivable from fund shares
  sold                                        --                    --                      --
 Other assets                                 --                    --                       1
                                      ----------             ---------              ----------
 Total assets                            583,820                50,086                 331,924
                                      ----------             ---------              ----------
LIABILITIES:
 Due to Sponsor Company                       --                    --                      --
 Payable for fund shares
  purchased                               12,311                     2                   2,413
 Other liabilities                             1                    --                      --
                                      ----------             ---------              ----------
 Total liabilities                        12,312                     2                   2,413
                                      ----------             ---------              ----------
NET ASSETS:
 For contract liabilities               $571,508               $50,084                $329,511
                                      ==========             =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            43,944                 4,409                  33,719
 Minimum unit fair value #*               $12.87                $11.32                   $9.65
 Maximum unit fair value #*               $13.09                $11.39                  $10.00
 Contract liability                     $571,508               $50,084                $329,511
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                   DOMINI SOCIAL            GLOBAL
                                    EQUITY FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         648                 1,506
                                     =========             =========
  Cost                                 $20,377               $12,755
                                     =========             =========
  Market value                         $21,339               $12,986
 Due from Sponsor Company                   18                    --
 Receivable from fund shares
  sold                                      --                    10
 Other assets                               --                    --
                                     ---------             ---------
 Total assets                           21,357                12,996
                                     ---------             ---------
LIABILITIES:
 Due to Sponsor Company                     --                    10
 Payable for fund shares
  purchased                                 18                    --
 Other liabilities                          --                    --
                                     ---------             ---------
 Total liabilities                          18                    10
                                     ---------             ---------
NET ASSETS:
 For contract liabilities              $21,339               $12,986
                                     =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,863                 1,175
 Minimum unit fair value #*             $11.38                $10.98
 Maximum unit fair value #*             $11.73                $11.06
 Contract liability                    $21,339               $12,986
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                    --
 Minimum unit fair value #*                 --                    --
 Maximum unit fair value #*                 --                    --
 Contract liability                         --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       ALLIANCEBERNSTEIN
                                 ALLIANCEBERNSTEIN 2055     ALLIANCEBERNSTEIN 2050        GLOBAL RISK
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY       ALLOCATION FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (2)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            62                       1,712                   10,038
                                         =======                   =========               ==========
  Cost                                      $521                     $13,736                 $161,102
                                         =======                   =========               ==========
  Market value                              $528                     $13,660                 $165,432
 Due from Sponsor Company                     --                          --                      408
 Receivable from fund shares
  sold                                        12                          50                       --
 Other assets                                 --                          --                       --
                                         -------                   ---------               ----------
 Total assets                                540                      13,710                  165,840
                                         -------                   ---------               ----------
LIABILITIES:
 Due to Sponsor Company                       12                          50                       --
 Payable for fund shares
  purchased                                   --                          --                      408
 Other liabilities                            --                          --                       --
                                         -------                   ---------               ----------
 Total liabilities                            12                          50                      408
                                         -------                   ---------               ----------
NET ASSETS:
 For contract liabilities                   $528                     $13,660                 $165,432
                                         =======                   =========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                45                       1,168                   11,433
 Minimum unit fair value #*               $11.70                      $11.70                   $10.72
 Maximum unit fair value #*               $11.70                      $11.70                   $16.25
 Contract liability                         $528                     $13,660                 $165,432
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                          --                       --
 Minimum unit fair value #*                   --                          --                       --
 Maximum unit fair value #*                   --                          --                       --
 Contract liability                           --                          --                       --

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL             INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         23,257                     33,185                    107,753
                                        =========                 ==========               ============
  Cost                                    $74,750                   $496,218                 $1,702,865
                                        =========                 ==========               ============
  Market value                            $93,260                   $482,836                 $1,241,312
 Due from Sponsor Company                      --                         --                      1,470
 Receivable from fund shares
  sold                                         24                        379                         --
 Other assets                                  --                         --                         --
                                        ---------                 ----------               ------------
 Total assets                              93,284                    483,215                  1,242,782
                                        ---------                 ----------               ------------
LIABILITIES:
 Due to Sponsor Company                        24                        379                         --
 Payable for fund shares
  purchased                                    --                         --                      1,470
 Other liabilities                             --                         --                         --
                                        ---------                 ----------               ------------
 Total liabilities                             24                        379                      1,470
                                        ---------                 ----------               ------------
NET ASSETS:
 For contract liabilities                 $93,260                   $482,836                 $1,241,312
                                        =========                 ==========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              9,213                     49,790                    145,778
 Minimum unit fair value #*                 $9.66                      $7.63                      $5.38
 Maximum unit fair value #*                $12.18                     $11.01                     $11.52
 Contract liability                       $93,260                   $482,836                 $1,241,312
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                         --                         --
 Minimum unit fair value #*                    --                         --                         --
 Maximum unit fair value #*                    --                         --                         --
 Contract liability                            --                         --                         --

(2) Formerly AllianceBernstein VPS Balanced Shares Portfolio. Change effective October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS
                                         GLOBAL             ALLIANCEBERNSTEIN
                                    VALUE PORTFOLIO            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         13,611                     918
                                       ==========               =========
  Cost                                   $146,559                 $30,205
                                       ==========               =========
  Market value                           $114,879                 $38,480
 Due from Sponsor Company                     168                      --
 Receivable from fund shares
  sold                                         --                      18
 Other assets                                  --                      --
                                       ----------               ---------
 Total assets                             115,047                  38,498
                                       ----------               ---------
LIABILITIES:
 Due to Sponsor Company                        --                      18
 Payable for fund shares
  purchased                                   168                      --
 Other liabilities                              1                      --
                                       ----------               ---------
 Total liabilities                            169                      18
                                       ----------               ---------
NET ASSETS:
 For contract liabilities                $114,878                 $38,480
                                       ==========               =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             13,665                   3,793
 Minimum unit fair value #*                 $5.71                   $9.93
 Maximum unit fair value #*                 $8.88                  $10.24
 Contract liability                      $114,878                 $38,480
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                     DISCOVERY             DISCOVERY         ALLIANCEBERNSTEIN
                                    GROWTH FUND            VALUE FUND           VALUE FUND
                                  SUB-ACCOUNT (3)       SUB-ACCOUNT (4)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       17,535                38,876                 197
                                     ==========            ==========             =======
  Cost                                 $106,540              $637,307              $1,783
                                     ==========            ==========             =======
  Market value                         $126,073              $664,773              $1,916
 Due from Sponsor Company                   312                 3,420                  --
 Receivable from fund shares
  sold                                       --                    --                   4
 Other assets                                 1                    --                  --
                                     ----------            ----------             -------
 Total assets                           126,386               668,193               1,920
                                     ----------            ----------             -------
LIABILITIES:
 Due to Sponsor Company                      --                    --                   4
 Payable for fund shares
  purchased                                 312                 3,420                  --
 Other liabilities                           --                    --                   1
                                     ----------            ----------             -------
 Total liabilities                          312                 3,420                   5
                                     ----------            ----------             -------
NET ASSETS:
 For contract liabilities              $126,074              $664,773              $1,915
                                     ==========            ==========             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            8,693                54,739                 266
 Minimum unit fair value #*              $12.61                $11.91               $7.19
 Maximum unit fair value #*              $14.85                $12.34               $7.44
 Contract liability                    $126,074              $664,773              $1,915
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                  --
 Minimum unit fair value #*                  --                    --                  --
 Maximum unit fair value #*                  --                    --                  --
 Contract liability                          --                    --                  --


                                  ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025      ALLIANCEBERNSTEIN 2035
                                   RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          22,041                      18,027                      13,191
                                        ==========                  ==========                  ==========
  Cost                                    $219,135                    $178,088                    $125,178
                                        ==========                  ==========                  ==========
  Market value                            $228,563                    $185,858                    $135,340
 Due from Sponsor Company                       --                          --                          --
 Receivable from fund shares
  sold                                         101                          72                         125
 Other assets                                   --                          --                          --
                                        ----------                  ----------                  ----------
 Total assets                              228,664                     185,930                     135,465
                                        ----------                  ----------                  ----------
LIABILITIES:
 Due to Sponsor Company                        101                          72                         125
 Payable for fund shares
  purchased                                     --                          --                          --
 Other liabilities                              --                          --                          --
                                        ----------                  ----------                  ----------
 Total liabilities                             101                          72                         125
                                        ----------                  ----------                  ----------
NET ASSETS:
 For contract liabilities                 $228,563                    $185,858                    $135,340
                                        ==========                  ==========                  ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              12,335                       9,618                       7,062
 Minimum unit fair value #*                 $18.46                      $19.28                      $19.08
 Maximum unit fair value #*                 $19.00                      $19.43                      $19.63
 Contract liability                       $228,563                    $185,858                    $135,340
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                          --                          --
 Minimum unit fair value #*                     --                          --                          --
 Maximum unit fair value #*                     --                          --                          --
 Contract liability                             --                          --                          --

(3) Formerly AllianceBernstein Small/Mid-Cap Growth Fund. Change effective November 1, 2012.

(4) Formerly AllianceBernstein VPS Small-Mid Cap Value Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            ALLIANCEBERNSTEIN
                                 ALLIANCEBERNSTEIN 2045            HIGH
                                   RETIREMENT STRATEGY         INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          5,361                   17,756
                                        =========               ==========
  Cost                                    $51,453                 $161,191
                                        =========               ==========
  Market value                            $55,215                 $168,681
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                         90                       22
 Other assets                                  --                       --
                                        ---------               ----------
 Total assets                              55,305                  168,703
                                        ---------               ----------
LIABILITIES:
 Due to Sponsor Company                        90                       22
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                        ---------               ----------
 Total liabilities                             90                       22
                                        ---------               ----------
NET ASSETS:
 For contract liabilities                 $55,215                 $168,681
                                        =========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              2,887                   14,330
 Minimum unit fair value #*                $19.01                   $11.59
 Maximum unit fair value #*                $19.56                   $11.86
 Contract liability                       $55,215                 $168,681
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                    --                       --
 Maximum unit fair value #*                    --                       --
 Contract liability                            --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                                    RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           5,913                      49,233                      42,440
                                         =========                  ==========                  ==========
  Cost                                     $57,673                    $468,300                    $401,531
                                         =========                  ==========                  ==========
  Market value                             $61,023                    $502,665                    $435,014
 Due from Sponsor Company                       --                          --                          --
 Receivable from fund shares
  sold                                           9                         238                         240
 Other assets                                   --                          --                          --
                                         ---------                  ----------                  ----------
 Total assets                               61,032                     502,903                     435,254
                                         ---------                  ----------                  ----------
LIABILITIES:
 Due to Sponsor Company                          9                         238                         240
 Payable for fund shares
  purchased                                     --                          --                          --
 Other liabilities                              --                          --                          --
                                         ---------                  ----------                  ----------
 Total liabilities                               9                         238                         240
                                         ---------                  ----------                  ----------
NET ASSETS:
 For contract liabilities                  $61,023                    $502,665                    $435,014
                                         =========                  ==========                  ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               3,360                      26,404                      22,407
 Minimum unit fair value #*                 $18.16                      $18.90                      $19.23
 Maximum unit fair value #*                 $18.16                      $19.45                      $19.79
 Contract liability                        $61,023                    $502,665                    $435,014
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                          --                          --
 Minimum unit fair value #*                     --                          --                          --
 Maximum unit fair value #*                     --                          --                          --
 Contract liability                             --                          --                          --

                                                                                         AMERICAN FUNDS
                                   ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS             AMERICAN
                                    RETIREMENT STRATEGY            AMCAP FUND            BALANCED FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           21,946                    126,977                 296,906
                                         ==========               ============            ============
  Cost                                     $210,170                 $2,275,861              $4,875,376
                                         ==========               ============            ============
  Market value                             $230,431                 $2,714,777              $6,033,123
 Due from Sponsor Company                        --                         --                   1,662
 Receivable from fund shares
  sold                                          184                     10,359                      --
 Other assets                                    --                         --                      --
                                         ----------               ------------            ------------
 Total assets                               230,615                  2,725,136               6,034,785
                                         ----------               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         184                     10,359                      --
 Payable for fund shares
  purchased                                      --                         --                   1,662
 Other liabilities                               --                         --                      --
                                         ----------               ------------            ------------
 Total liabilities                              184                     10,359                   1,662
                                         ----------               ------------            ------------
NET ASSETS:
 For contract liabilities                  $230,431                 $2,714,777              $6,033,123
                                         ==========               ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               11,974                    238,733                 498,178
 Minimum unit fair value #*                  $19.02                     $10.61                  $11.25
 Maximum unit fair value #*                  $19.57                     $12.71                  $13.32
 Contract liability                        $230,431                 $2,714,777              $6,033,123
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                         --                      --
 Minimum unit fair value #*                      --                         --                      --
 Maximum unit fair value #*                      --                         --                      --
 Contract liability                              --                         --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    CAPITAL INCOME             EUROPACIFIC
                                     BUILDER FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         355,175                  564,910
                                     =============            =============
  Cost                                 $17,678,323              $21,367,748
                                     =============            =============
  Market value                         $18,742,554              $22,855,760
 Due from Sponsor Company                    9,426                   16,255
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           18,751,980               22,872,015
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         --                       --
 Payable for fund shares
  purchased                                  9,426                   16,255
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                           9,426                   16,255
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $18,742,554              $22,855,760
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,689,903                1,653,487
 Minimum unit fair value #*                 $10.02                    $9.38
 Maximum unit fair value #*                 $12.74                   $40.45
 Contract liability                    $18,742,554              $22,855,760
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                     --                       --
 Maximum unit fair value #*                     --                       --
 Contract liability                             --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
                                      FUNDAMENTAL                 NEW                THE BOND FUND
                                    INVESTORS FUND          PERSPECTIVE FUND           OF AMERICA
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         331,737                 167,056                 470,313
                                     =============            ============            ============
  Cost                                 $11,158,067              $4,302,672              $5,646,111
                                     =============            ============            ============
  Market value                         $13,501,671              $5,135,295              $6,090,557
 Due from Sponsor Company                       --                   7,997                   3,253
 Receivable from fund shares
  sold                                       1,810                      --                      --
 Other assets                                   --                      --                       3
                                     -------------            ------------            ------------
 Total assets                           13,503,481               5,143,292               6,093,813
                                     -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      1,810                      --                      --
 Payable for fund shares
  purchased                                     --                   7,997                   3,253
 Other liabilities                              --                       2                      --
                                     -------------            ------------            ------------
 Total liabilities                           1,810                   7,999                   3,253
                                     -------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $13,501,671              $5,135,293              $6,090,560
                                     =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,229,459                 430,513                 512,086
 Minimum unit fair value #*                  $9.97                  $10.59                  $11.46
 Maximum unit fair value #*                 $12.73                  $13.79                  $12.42
 Contract liability                    $13,501,671              $5,135,293              $6,090,560
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS           THE INVESTMENT
                                    THE GROWTH FUND          THE INCOME FUND             COMPANY
                                    OF AMERICA FUND            OF AMERICA               OF AMERICA
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         916,470                  575,404                 242,318
                                     =============            =============            ============
  Cost                                 $26,010,924               $9,333,268              $6,367,877
                                     =============            =============            ============
  Market value                         $31,059,167              $10,363,026              $7,291,355
 Due from Sponsor Company                   29,238                   36,885                   2,293
 Receivable from fund shares
  sold                                          --                       --                      --
 Other assets                                   --                       --                      --
                                     -------------            -------------            ------------
 Total assets                           31,088,405               10,399,911               7,293,648
                                     -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                       --                      --
 Payable for fund shares
  purchased                                 29,238                   36,885                   2,293
 Other liabilities                              --                        1                      --
                                     -------------            -------------            ------------
 Total liabilities                          29,238                   36,886                   2,293
                                     -------------            -------------            ------------
NET ASSETS:
 For contract liabilities              $31,059,167              $10,363,025              $7,291,355
                                     =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,292,916                  912,564                 690,557
 Minimum unit fair value #*                 $10.00                   $10.44                   $9.50
 Maximum unit fair value #*                 $33.89                   $12.99                  $11.65
 Contract liability                    $31,059,167              $10,363,025              $7,291,355
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                      --
 Minimum unit fair value #*                     --                       --                      --
 Maximum unit fair value #*                     --                       --                      --
 Contract liability                             --                       --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                       THE NEW                WASHINGTON
                                     ECONOMY FUND          MUTUAL INVESTORS
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         43,251                  98,793
                                     ============            ============
  Cost                                 $1,035,177              $2,571,947
                                     ============            ============
  Market value                         $1,213,178              $3,064,559
 Due from Sponsor Company                     262                   1,030
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                       1
                                     ------------            ------------
 Total assets                           1,213,440               3,065,590
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                   262                   1,030
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                            262                   1,030
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,213,178              $3,064,560
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            103,114                 282,500
 Minimum unit fair value #*                $10.69                   $9.61
 Maximum unit fair value #*                $13.77                  $12.05
 Contract liability                    $1,213,178              $3,064,560
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                     AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                        AMERICAN                GROWTH &                SMALLCAP
                                      MUTUAL FUND              INCOME FUND             WORLD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         143,561                  566,763                16,230
                                      ============            =============            ==========
  Cost                                  $3,651,730              $19,532,135              $522,657
                                      ============            =============            ==========
  Market value                          $4,046,968              $20,976,897              $634,093
 Due from Sponsor Company                    5,671                   12,198                 2,898
 Receivable from fund shares
  sold                                          --                       --                    --
 Other assets                                   --                       --                    --
                                      ------------            -------------            ----------
 Total assets                            4,052,639               20,989,095               636,991
                                      ------------            -------------            ----------
LIABILITIES:
 Due to Sponsor Company                         --                       --                    --
 Payable for fund shares
  purchased                                  5,671                   12,198                 2,898
 Other liabilities                              --                        1                    --
                                      ------------            -------------            ----------
 Total liabilities                           5,671                   12,199                 2,898
                                      ------------            -------------            ----------
NET ASSETS:
 For contract liabilities               $4,046,968              $20,976,896              $634,093
                                      ============            =============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             372,401                1,487,510                54,847
 Minimum unit fair value #*                 $10.12                    $9.55                 $9.48
 Maximum unit fair value #*                 $12.67                   $54.51                $13.17
 Contract liability                     $4,046,968              $20,976,896              $634,093
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                    --
 Minimum unit fair value #*                     --                       --                    --
 Maximum unit fair value #*                     --                       --                    --
 Contract liability                             --                       --                    --


                                        ARIEL                                       ARTISAN
                                     APPRECIATION                                   MID CAP
                                         FUND               ARIEL FUND             VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,559                 2,460                 164,202
                                      ==========            ==========            ============
  Cost                                   $96,838              $103,736              $3,217,311
                                      ==========            ==========            ============
  Market value                          $104,950              $125,981              $3,413,764
 Due from Sponsor Company                     --                    82                   2,808
 Receivable from fund shares
  sold                                         5                    --                      --
 Other assets                                 --                    --                      --
                                      ----------            ----------            ------------
 Total assets                            104,955               126,063               3,416,572
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                        5                    --                      --
 Payable for fund shares
  purchased                                   --                    82                   2,808
 Other liabilities                            --                    --                       1
                                      ----------            ----------            ------------
 Total liabilities                             5                    82                   2,809
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $104,950              $125,981              $3,413,763
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             7,460                10,686                 129,993
 Minimum unit fair value #*               $12.72                $11.02                  $12.63
 Maximum unit fair value #*               $41.02                $51.21                  $31.09
 Contract liability                     $104,950              $125,981              $3,413,763
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            AVE MARIA
                                      AVE MARIA               RISING
                                  OPPORTUNITY FUND        DIVIDEND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,962                 44,734
                                      =========             ==========
  Cost                                  $22,744               $592,586
                                      =========             ==========
  Market value                          $22,332               $603,463
 Due from Sponsor Company                    --                    277
 Receivable from fund shares
  sold                                       14                     --
 Other assets                                --                     --
                                      ---------             ----------
 Total assets                            22,346                603,740
                                      ---------             ----------
LIABILITIES:
 Due to Sponsor Company                      14                     --
 Payable for fund shares
  purchased                                  --                    277
 Other liabilities                           --                     --
                                      ---------             ----------
 Total liabilities                           14                    277
                                      ---------             ----------
NET ASSETS:
 For contract liabilities               $22,332               $603,463
                                      =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,857                 44,891
 Minimum unit fair value #*              $11.96                 $13.19
 Maximum unit fair value #*              $12.03                 $13.67
 Contract liability                     $22,332               $603,463
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AVE MARIA        LIFEPATH 2020  LIFEPATH 2030
                                    GROWTH FUND         PORTFOLIO      PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        4,947           1,253,049      1,212,462
                                     ==========       =============  =============
  Cost                                 $107,325         $18,963,829    $17,165,129
                                     ==========       =============  =============
  Market value                         $117,285         $20,040,258    $18,200,761
 Due from Sponsor Company                    --              20,751         47,682
 Receivable from fund shares
  sold                                       45                  --             --
 Other assets                                --                   3              3
                                     ----------       -------------  -------------
 Total assets                           117,330          20,061,012     18,248,446
                                     ----------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                      45                  --             --
 Payable for fund shares
  purchased                                  --              20,751         47,682
 Other liabilities                           --                  --             --
                                     ----------       -------------  -------------
 Total liabilities                           45              20,751         47,682
                                     ----------       -------------  -------------
NET ASSETS:
 For contract liabilities              $117,285         $20,040,261    $18,200,764
                                     ==========       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            8,346           1,375,538      1,435,591
 Minimum unit fair value #*              $14.01              $10.45          $9.81
 Maximum unit fair value #*              $14.52              $19.20         $19.59
 Contract liability                    $117,285         $20,040,261    $18,200,764
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                  --             --
 Minimum unit fair value #*                  --                  --             --
 Maximum unit fair value #*                  --                  --             --
 Contract liability                          --                  --             --

                                                      LIFEPATH
                                LIFEPATH 2040        RETIREMENT            LIFEPATH 2050
                                  PORTFOLIO          PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    853,431            487,741                  53,842
                                =============       ============            ============
  Cost                            $14,502,841         $5,289,427                $991,650
                                =============       ============            ============
  Market value                    $15,311,869         $5,478,538              $1,032,368
 Due from Sponsor Company              10,315              5,370                   4,552
 Receivable from fund shares
  sold                                     --                 --                      --
 Other assets                              --                 --                      --
                                -------------       ------------            ------------
 Total assets                      15,322,184          5,483,908               1,036,920
                                -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    --                 --                      --
 Payable for fund shares
  purchased                            10,315              5,370                   4,552
 Other liabilities                         --                  1                      --
                                -------------       ------------            ------------
 Total liabilities                     10,315              5,371                   4,552
                                -------------       ------------            ------------
NET ASSETS:
 For contract liabilities         $15,311,869         $5,478,537              $1,032,368
                                =============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,264,438            387,441                  82,225
 Minimum unit fair value #*             $9.28             $11.65                  $12.43
 Maximum unit fair value #*            $19.81             $17.72                  $12.88
 Contract liability               $15,311,869         $5,478,537              $1,032,368
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                      --
 Minimum unit fair value #*                --                 --                      --
 Maximum unit fair value #*                --                 --                      --
 Contract liability                        --                 --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK            BLACKROCK
                                   LIFEPATH 2025        LIFEPATH 2035
                                       FUND                 FUND
                                  SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        421                   75
                                      =======              =======
  Cost                                 $5,061                 $925
                                      =======              =======
  Market value                         $5,135                 $941
 Due from Sponsor Company                  --                   --
 Receivable from fund shares
  sold                                     13                    3
 Other assets                              --                   --
                                      -------              -------
 Total assets                           5,148                  944
                                      -------              -------
LIABILITIES:
 Due to Sponsor Company                    13                    3
 Payable for fund shares
  purchased                                --                   --
 Other liabilities                         --                   --
                                      -------              -------
 Total liabilities                         13                    3
                                      -------              -------
NET ASSETS:
 For contract liabilities              $5,135                 $941
                                      =======              =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            473                   85
 Minimum unit fair value #*            $10.82               $10.95
 Maximum unit fair value #*            $10.87               $10.99
 Contract liability                    $5,135                 $941
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                   --
 Minimum unit fair value #*                --                   --
 Maximum unit fair value #*                --                   --
 Contract liability                        --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5)  Funded as of August 23, 2012.

(6)  Funded as of August 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 BLACKROCK
                                    BLACKROCK                                 U.S. GOVERNMENT
                                  LIFEPATH 2045             BARON                   BOND
                                      FUND              SMALL CAP FUND           PORTFOLIO
                                 SUB-ACCOUNT (7)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1                   67,671                26,481
                                     =======             ============            ==========
  Cost                                   $10               $1,513,494              $284,005
                                     =======             ============            ==========
  Market value                           $10               $1,774,328              $288,644
 Due from Sponsor Company                 --                    1,431                    81
 Receivable from fund shares
  sold                                    --                       --                    --
 Other assets                             --                       --                     2
                                     -------             ------------            ----------
 Total assets                             10                1,775,759               288,727
                                     -------             ------------            ----------
LIABILITIES:
 Due to Sponsor Company                   --                       --                    --
 Payable for fund shares
  purchased                               --                    1,431                    81
 Other liabilities                        --                        1                    --
                                     -------             ------------            ----------
 Total liabilities                        --                    1,432                    81
                                     -------             ------------            ----------
NET ASSETS:
 For contract liabilities                $10               $1,774,327              $288,646
                                     =======             ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        1                  102,446                27,202
 Minimum unit fair value #*           $11.07                   $13.52                $10.52
 Maximum unit fair value #*           $11.07                   $26.22                $10.66
 Contract liability                      $10               $1,774,327              $288,646
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                       --                       --                    --
 Minimum unit fair value #*               --                       --                    --
 Maximum unit fair value #*               --                       --                    --
 Contract liability                       --                       --                    --


                                     BLACKROCK               BLACKROCK              BLACKROCK
                                       EQUITY                 CAPITAL            FLEXIBLE EQUITY
                                   DIVIDEND FUND         APPRECIATION FUND            FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (8)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       140,401                  59,517                5,631
                                    ============            ============            =========
  Cost                                $2,671,442              $1,330,647              $63,075
                                    ============            ============            =========
  Market value                        $2,792,567              $1,413,533              $66,556
 Due from Sponsor Company                  2,244                      --                2,187
 Receivable from fund shares
  sold                                        --                   1,304                   --
 Other assets                                 --                      --                   --
                                    ------------            ------------            ---------
 Total assets                          2,794,811               1,414,837               68,743
                                    ------------            ------------            ---------
LIABILITIES:
 Due to Sponsor Company                       --                   1,304                   --
 Payable for fund shares
  purchased                                2,244                      --                2,187
 Other liabilities                            --                       1                   --
                                    ------------            ------------            ---------
 Total liabilities                         2,244                   1,305                2,187
                                    ------------            ------------            ---------
NET ASSETS:
 For contract liabilities             $2,792,567              $1,413,532              $66,556
                                    ============            ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      135,065                  72,577                3,135
 Minimum unit fair value #*               $20.15                  $18.76               $21.05
 Maximum unit fair value #*               $21.14                  $19.57               $21.54
 Contract liability                   $2,792,567              $1,413,532              $66,556
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                      --                   --
 Minimum unit fair value #*                   --                      --                   --
 Maximum unit fair value #*                   --                      --                   --
 Contract liability                           --                      --                   --

(7)  Funded as of December 14, 2012.

(8)  Formerly BlackRock Mid Cap Value Portfolio. Change effective July 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    CALVERT VP SRI          CALVERT EQUITY
                                  BALANCED PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       227,385                  105,583
                                     ===========             ============
  Cost                                  $416,684               $3,648,897
                                     ===========             ============
  Market value                          $434,078               $4,058,581
 Due from Sponsor Company                     --                    2,434
 Receivable from fund shares
  sold                                         8                       --
 Other assets                                 --                       --
                                     -----------             ------------
 Total assets                            434,086                4,061,015
                                     -----------             ------------
LIABILITIES:
 Due to Sponsor Company                        8                       --
 Payable for fund shares
  purchased                                   --                    2,434
 Other liabilities                            --                       --
                                     -----------             ------------
 Total liabilities                             8                    2,434
                                     -----------             ------------
NET ASSETS:
 For contract liabilities               $434,078               $4,058,581
                                     ===========             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            38,069                  287,763
 Minimum unit fair value #*               $11.40                   $11.30
 Maximum unit fair value #*               $11.40                   $38.44
 Contract liability                     $434,078               $4,058,581
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                       --
 Minimum unit fair value #*                   --                       --
 Maximum unit fair value #*                   --                       --
 Contract liability                           --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    COLUMBIA
                                     CALVERT BOND             CALVERT              CONTRARIAN
                                      PORTFOLIO             INCOME FUND            CORE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        141,524                54,871                34,241
                                     ============            ==========            ==========
  Cost                                 $2,230,797              $840,912              $471,752
                                     ============            ==========            ==========
  Market value                         $2,309,668              $911,409              $550,941
 Due from Sponsor Company                     629                    --                    --
 Receivable from fund shares
  sold                                         --                 1,357                     2
 Other assets                                  --                    --                    --
                                     ------------            ----------            ----------
 Total assets                           2,310,297               912,766               550,943
                                     ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                 1,357                     2
 Payable for fund shares
  purchased                                   629                    --                    --
 Other liabilities                             --                    --                    --
                                     ------------            ----------            ----------
 Total liabilities                            629                 1,357                     2
                                     ------------            ----------            ----------
NET ASSETS:
 For contract liabilities              $2,309,668              $911,409              $550,941
                                     ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            176,996                77,771                24,330
 Minimum unit fair value #*                $12.60                $11.59                $22.19
 Maximum unit fair value #*                $13.51                $12.00                $23.28
 Contract liability                    $2,309,668              $911,409              $550,941
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

                                  COLUMBIA MARSICO          COLUMBIA          COLUMBIA MARSICO
                                    21ST CENTURY            SMALL CAP           INTERNATIONAL
                                        FUND              VALUE I FUND       OPPORTUNITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        5,535                 1,652                 1,091
                                      =========             =========             =========
  Cost                                  $70,531               $63,507               $14,157
                                      =========             =========             =========
  Market value                          $73,673               $68,582               $12,753
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                       40                    18                     5
 Other assets                                --                    --                    --
                                      ---------             ---------             ---------
 Total assets                            73,713                68,600                12,758
                                      ---------             ---------             ---------
LIABILITIES:
 Due to Sponsor Company                      40                    18                     5
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                      ---------             ---------             ---------
 Total liabilities                           40                    18                     5
                                      ---------             ---------             ---------
NET ASSETS:
 For contract liabilities               $73,673               $68,582               $12,753
                                      =========             =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,918                 3,007                 1,145
 Minimum unit fair value #*              $18.80                $22.58                $10.83
 Maximum unit fair value #*              $18.80                $23.01                $11.27
 Contract liability                     $73,673               $68,582               $12,753
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      COLUMBIA
                                      MID CAP                COLUMBIA
                                     VALUE FUND             ACORN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       61,288                  71,272
                                     ==========            ============
  Cost                                 $731,417              $2,037,923
                                     ==========            ============
  Market value                         $907,065              $2,092,546
 Due from Sponsor Company                   249                   1,007
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total assets                           907,314               2,093,553
                                     ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      --                      --
 Payable for fund shares
  purchased                                 249                   1,007
 Other liabilities                           --                      --
                                     ----------            ------------
 Total liabilities                          249                   1,007
                                     ----------            ------------
NET ASSETS:
 For contract liabilities              $907,065              $2,092,546
                                     ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           96,134                  83,576
 Minimum unit fair value #*               $9.28                  $24.20
 Maximum unit fair value #*               $9.68                  $25.39
 Contract liability                    $907,065              $2,092,546
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO            CRM                 COLUMBIA
                                       GROWTH               MID CAP              SMALL CAP
                                      VS FUND              VALUE FUND            CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       28,426                 6,178                18,902
                                     ==========            ==========            ==========
  Cost                                 $559,357              $178,959              $260,654
                                     ==========            ==========            ==========
  Market value                         $635,882              $187,450              $297,135
 Due from Sponsor Company                     2                     5                   409
 Receivable from fund shares
  sold                                       --                    --                    --
 Other assets                                --                    --                    --
                                     ----------            ----------            ----------
 Total assets                           635,884               187,455               297,544
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --                    --
 Payable for fund shares
  purchased                                   2                     5                   409
 Other liabilities                           --                    --                    --
                                     ----------            ----------            ----------
 Total liabilities                            2                     5                   409
                                     ----------            ----------            ----------
NET ASSETS:
 For contract liabilities              $635,882              $187,450              $297,135
                                     ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           56,822                13,516                21,756
 Minimum unit fair value #*               $9.64                $13.08                $13.40
 Maximum unit fair value #*              $12.28                $14.00                $13.88
 Contract liability                    $635,882              $187,450              $297,135
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

                                                              DAVIS
                                       DAVIS                 NEW YORK                DAVIS
                                   FINANCIAL FUND          VENTURE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,446                 159,183                 5,273
                                     ==========            ============            ==========
  Cost                                  $98,757              $5,283,216              $120,772
                                     ==========            ============            ==========
  Market value                         $104,791              $5,536,362              $123,502
 Due from Sponsor Company                    24                   4,280                    --
 Receivable from fund shares
  sold                                       --                      --                    43
 Other assets                                 1                      --                    --
                                     ----------            ------------            ----------
 Total assets                           104,816               5,540,642               123,545
                                     ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                      --                    43
 Payable for fund shares
  purchased                                  24                   4,280                    --
 Other liabilities                           --                      --                    --
                                     ----------            ------------            ----------
 Total liabilities                           24                   4,280                    43
                                     ----------            ------------            ----------
NET ASSETS:
 For contract liabilities              $104,792              $5,536,362              $123,502
                                     ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           11,185                 400,399                12,429
 Minimum unit fair value #*               $8.07                   $8.71                 $8.66
 Maximum unit fair value #*              $10.40                  $39.12                $10.40
 Contract liability                    $104,792              $5,536,362              $123,502
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --                    --
 Minimum unit fair value #*                  --                      --                    --
 Maximum unit fair value #*                  --                      --                    --
 Contract liability                          --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               DELAWARE              DELAWARE
                                              DIVERSIFIED        EXTENDED DURATION
                                              INCOME FUND            BOND FUND
                                            SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  871                    10
                                                =======               =======
  Cost                                           $8,150                   $70
                                                =======               =======
  Market value                                   $8,145                   $68
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                     2                     1
 Other assets                                         5                    --
                                                -------               -------
 Total assets                                     8,152                    69
                                                -------               -------
LIABILITIES:
 Due to Sponsor Company                               2                     1
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                                -------               -------
 Total liabilities                                    2                     1
                                                -------               -------
NET ASSETS:
 For contract liabilities                        $8,150                   $68
                                                =======               =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      774                     6
 Minimum unit fair value #*                      $10.53                $11.51
 Maximum unit fair value #*                      $10.57                $11.51
 Contract liability                              $8,150                   $68
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --
 Minimum unit fair value #*                          --                    --
 Maximum unit fair value #*                          --                    --
 Contract liability                                  --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(9)  Funded as of December 4, 2012.

(10) Funded as of August 20, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        DREYFUS              DREYFUS VIF             DREYFUS
                                      BOND MARKET           APPRECIATION       INTERNATIONAL STOCK
                                       INDEX FUND             PORTFOLIO             INDEX FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         510,806                1,973                  8,042
                                      ============            =========             ==========
  Cost                                  $5,555,830              $78,587               $111,858
                                      ============            =========             ==========
  Market value                          $5,629,081              $79,848               $116,212
 Due from Sponsor Company                       --                   --                     59
 Receivable from fund shares
  sold                                       9,596                    2                     --
 Other assets                                   --                   --                     --
                                      ------------            ---------             ----------
 Total assets                            5,638,677               79,850                116,271
                                      ------------            ---------             ----------
LIABILITIES:
 Due to Sponsor Company                      9,596                    2                     --
 Payable for fund shares
  purchased                                     --                   --                     59
 Other liabilities                               7                   --                     --
                                      ------------            ---------             ----------
 Total liabilities                           9,603                    2                     59
                                      ------------            ---------             ----------
NET ASSETS:
 For contract liabilities               $5,629,074              $79,848               $116,212
                                      ============            =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             452,028                6,090                 10,595
 Minimum unit fair value #*                 $12.06               $13.11                 $10.97
 Maximum unit fair value #*                 $12.79               $13.11                 $10.97
 Contract liability                     $5,629,074              $79,848               $116,212
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                   --                     --
 Minimum unit fair value #*                     --                   --                     --
 Maximum unit fair value #*                     --                   --                     --
 Contract liability                             --                   --                     --

                                        DREYFUS                 DREYFUS
                                         MIDCAP              SMALLCAP STOCK            DREYFUS
                                       INDEX FUND              INDEX FUND          SMALL CAP FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         114,204                  73,574                1,689
                                      ============            ============            =========
  Cost                                  $3,063,973              $1,455,603              $26,876
                                      ============            ============            =========
  Market value                          $3,303,917              $1,614,945              $28,455
 Due from Sponsor Company                    5,295                   1,288                   36
 Receivable from fund shares
  sold                                          --                      --                   --
 Other assets                                   --                      --                   --
                                      ------------            ------------            ---------
 Total assets                            3,309,212               1,616,233               28,491
                                      ------------            ------------            ---------
LIABILITIES:
 Due to Sponsor Company                         --                      --                   --
 Payable for fund shares
  purchased                                  5,295                   1,288                   36
 Other liabilities                              --                      --                   --
                                      ------------            ------------            ---------
 Total liabilities                           5,295                   1,288                   36
                                      ------------            ------------            ---------
NET ASSETS:
 For contract liabilities               $3,303,917              $1,614,945              $28,455
                                      ============            ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             212,945                 105,794                2,797
 Minimum unit fair value #*                 $12.22                  $12.66                $9.56
 Maximum unit fair value #*                 $43.63                  $31.75               $10.19
 Contract liability                     $3,303,917              $1,614,945              $28,455
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                   --
 Minimum unit fair value #*                     --                      --                   --
 Maximum unit fair value #*                     --                      --                   --
 Contract liability                             --                      --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      DREYFUS VIF          DREYFUS VIF
                                      GROWTH AND             QUALITY
                                   INCOME PORTFOLIO       BOND PORTFOLIO
                                      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          100                 25,607
                                        =======             ==========
  Cost                                   $1,850               $296,464
                                        =======             ==========
  Market value                           $2,197               $317,016
 Due from Sponsor Company                    --                     --
 Receivable from fund shares
  sold                                       --                      6
 Other assets                                 1                     --
                                        -------             ----------
 Total assets                             2,198                317,022
                                        -------             ----------
LIABILITIES:
 Due to Sponsor Company                      --                      6
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                        -------             ----------
 Total liabilities                           --                      6
                                        -------             ----------
NET ASSETS:
 For contract liabilities                $2,198               $317,016
                                        =======             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              192                 23,085
 Minimum unit fair value #*              $11.47                 $13.73
 Maximum unit fair value #*              $11.47                 $13.73
 Contract liability                      $2,198               $317,016
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                DREYFUS
                                        DREYFUS               INTERMEDIATE            EATON VANCE
                                        S&P 500                   TERM                 LARGE-CAP
                                       INDEX FUND             INCOME FUND              VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         156,061                 220,610                 404,331
                                      ============            ============            ============
  Cost                                  $5,513,450              $2,898,215              $6,690,625
                                      ============            ============            ============
  Market value                          $5,993,630              $3,119,415              $7,884,452
 Due from Sponsor Company                    7,255                      --                   3,837
 Receivable from fund shares
  sold                                          --                  12,682                      --
 Other assets                                    3                      --                       1
                                      ------------            ------------            ------------
 Total assets                            6,000,888               3,132,097               7,888,290
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                  12,682                      --
 Payable for fund shares
  purchased                                  7,255                      --                   3,837
 Other liabilities                              --                       1                      --
                                      ------------            ------------            ------------
 Total liabilities                           7,255                  12,683                   3,837
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $5,993,633              $3,119,414              $7,884,453
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             549,672                 236,733                 830,918
 Minimum unit fair value #*                 $10.57                  $10.88                   $8.80
 Maximum unit fair value #*                 $11.21                  $13.31                  $11.57
 Contract liability                     $5,993,633              $3,119,414              $7,884,453
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                                             EATON VANCE
                                      EATON VANCE             WORLDWIDE             EATON VANCE
                                        DIVIDEND                HEALTH              INCOME FUND
                                      BUILDER FUND          SCIENCES FUND            OF BOSTON
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         108,211                36,908                 333,773
                                      ============            ==========            ============
  Cost                                  $1,049,102              $342,082              $1,920,851
                                      ============            ==========            ============
  Market value                          $1,176,253              $325,163              $2,002,636
 Due from Sponsor Company                      553                    36                      --
 Receivable from fund shares
  sold                                          --                    --                   1,051
 Other assets                                   --                    --                      --
                                      ------------            ----------            ------------
 Total assets                            1,176,806               325,199               2,003,687
                                      ------------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    --                   1,051
 Payable for fund shares
  purchased                                    553                    36                      --
 Other liabilities                              --                    --                       9
                                      ------------            ----------            ------------
 Total liabilities                             553                    36                   1,060
                                      ------------            ----------            ------------
NET ASSETS:
 For contract liabilities               $1,176,253              $325,163              $2,002,627
                                      ============            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             116,428                23,768                 137,115
 Minimum unit fair value #*                  $8.80                $12.72                  $13.79
 Maximum unit fair value #*                 $13.03                $15.45                  $15.67
 Contract liability                     $1,176,253              $325,163              $2,002,627
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                      --
 Minimum unit fair value #*                     --                    --                      --
 Maximum unit fair value #*                     --                    --                      --
 Contract liability                             --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                                          EATON VANCE
                                    EATON VANCE         ATLANTA CAPITAL
                                   BALANCED FUND         SMID-CAP FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (11)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,972                   634
                                     =========             =========
  Cost                                 $19,885               $10,600
                                     =========             =========
  Market value                         $22,495               $10,803
 Due from Sponsor Company                   --                    52
 Receivable from fund shares
  sold                                       4                    --
 Other assets                               --                    --
                                     ---------             ---------
 Total assets                           22,499                10,855
                                     ---------             ---------
LIABILITIES:
 Due to Sponsor Company                      4                    --
 Payable for fund shares
  purchased                                 --                    52
 Other liabilities                          --                    --
                                     ---------             ---------
 Total liabilities                           4                    52
                                     ---------             ---------
NET ASSETS:
 For contract liabilities              $22,495               $10,803
                                     =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,315                   985
 Minimum unit fair value #*             $17.10                $10.96
 Maximum unit fair value #*             $17.10                $11.00
 Contract liability                    $22,495               $10,803
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                    --
 Minimum unit fair value #*                 --                    --
 Maximum unit fair value #*                 --                    --
 Contract liability                         --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(11) Funded as of September 5, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                                             ADVANTAGE               WELLS FARGO
                                     WELLS FARGO              EMERGING           ADVANTAGE UTILITY &
                                   ADVANTAGE ASSET            MARKETS             TELECOMMUNICATION
                                   ALLOCATION FUND          EQUITY FUND                 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        15,917                  83,623                  2,345
                                      ==========            ============              =========
  Cost                                  $193,964              $1,716,610                $28,512
                                      ==========            ============              =========
  Market value                          $204,055              $1,806,265                $33,627
 Due from Sponsor Company                      2                   3,578                     --
 Receivable from fund shares
  sold                                        --                      --                     34
 Other assets                                 --                      --                     --
                                      ----------            ------------              ---------
 Total assets                            204,057               1,809,843                 33,661
                                      ----------            ------------              ---------
LIABILITIES:
 Due to Sponsor Company                       --                      --                     34
 Payable for fund shares
  purchased                                    2                   3,578                     --
 Other liabilities                            --                       1                     --
                                      ----------            ------------              ---------
 Total liabilities                             2                   3,579                     34
                                      ----------            ------------              ---------
NET ASSETS:
 For contract liabilities               $204,055              $1,806,264                $33,627
                                      ==========            ============              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            16,477                  79,358                  1,911
 Minimum unit fair value #*               $11.11                  $22.48                 $17.51
 Maximum unit fair value #*               $12.80                  $23.58                 $17.78
 Contract liability                     $204,055              $1,806,264                $33,627
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                     --
 Minimum unit fair value #*                   --                      --                     --
 Maximum unit fair value #*                   --                      --                     --
 Contract liability                           --                      --                     --


                                     ALGER CAPITAL           ALGER MID CAP         ALGER SMALL CAP
                                      APPRECIATION               GROWTH                 GROWTH
                                   INSTITUTIONAL FUND      INSTITUTIONAL FUND     INSTITUTIONAL FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         202,690                  70,558                 6,826
                                      ============            ============            ==========
  Cost                                  $4,118,991              $1,001,384              $173,677
                                      ============            ============            ==========
  Market value                          $4,519,976              $1,071,776              $176,716
 Due from Sponsor Company                    2,148                   2,025                   731
 Receivable from fund shares
  sold                                          --                      --                    --
 Other assets                                   --                      --                    --
                                      ------------            ------------            ----------
 Total assets                            4,522,124               1,073,801               177,447
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                         --                      --                    --
 Payable for fund shares
  purchased                                  2,148                   2,025                   731
 Other liabilities                              --                       1                    --
                                      ------------            ------------            ----------
 Total liabilities                           2,148                   2,026                   731
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $4,519,976              $1,071,775              $176,716
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             338,999                 104,192                16,408
 Minimum unit fair value #*                 $12.03                   $8.83                $10.54
 Maximum unit fair value #*                 $17.36                  $12.46                $11.04
 Contract liability                     $4,519,976              $1,071,775              $176,716
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                          NUVEEN                NUVEEN
                                         MID CAP               SMALL CAP
                                        INDEX FUND            INDEX FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          130,979                7,749
                                       ============            =========
  Cost                                   $1,679,347              $87,237
                                       ============            =========
  Market value                           $1,804,895              $89,194
 Due from Sponsor Company                     4,153                   --
 Receivable from fund shares
  sold                                           --                   13
 Other assets                                    --                   --
                                       ------------            ---------
 Total assets                             1,809,048               89,207
                                       ------------            ---------
LIABILITIES:
 Due to Sponsor Company                          --                   13
 Payable for fund shares
  purchased                                   4,153                   --
 Other liabilities                               --                   --
                                       ------------            ---------
 Total liabilities                            4,153                   13
                                       ------------            ---------
NET ASSETS:
 For contract liabilities                $1,804,895              $89,194
                                       ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              130,367                8,442
 Minimum unit fair value #*                  $13.69               $10.38
 Maximum unit fair value #*                  $14.19               $10.63
 Contract liability                      $1,804,895              $89,194
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --
 Minimum unit fair value #*                      --                   --
 Maximum unit fair value #*                      --                   --
 Contract liability                              --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        NUVEEN                 NUVEEN                NUVEEN
                                     EQUITY INDEX          MID CAP GROWTH           SMALL CAP
                                         FUND            OPPORTUNITIES FUND        SELECT FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        19,441                  9,025                 4,016
                                      ==========             ==========             =========
  Cost                                  $419,513               $373,823               $51,375
                                      ==========             ==========             =========
  Market value                          $427,704               $363,071               $47,793
 Due from Sponsor Company                  1,602                     --                    --
 Receivable from fund shares
  sold                                        --                  3,481                     8
 Other assets                                 --                     --                    --
                                      ----------             ----------             ---------
 Total assets                            429,306                366,552                47,801
                                      ----------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                       --                  3,481                     8
 Payable for fund shares
  purchased                                1,602                     --                    --
 Other liabilities                             1                     --                    --
                                      ----------             ----------             ---------
 Total liabilities                         1,603                  3,481                     8
                                      ----------             ----------             ---------
NET ASSETS:
 For contract liabilities               $427,703               $363,071               $47,793
                                      ==========             ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            32,494                 25,368                 3,583
 Minimum unit fair value #*               $13.03                 $13.93                $13.23
 Maximum unit fair value #*               $13.50                 $14.44                $13.46
 Contract liability                     $427,703               $363,071               $47,793
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                    --
 Minimum unit fair value #*                   --                     --                    --
 Maximum unit fair value #*                   --                     --                    --
 Contract liability                           --                     --                    --

                                                                                    FIDELITY
                                                                                    ADVISOR
                                       FIDELITY              FIDELITY              LEVERAGED
                                    ADVISOR EQUITY        ADVISOR VALUE             COMPANY
                                     GROWTH FUND         STRATEGIES FUND           STOCK FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,969                10,506                  67,205
                                      ==========            ==========            ============
  Cost                                  $101,931              $282,090              $2,123,119
                                      ==========            ==========            ============
  Market value                          $120,402              $309,188              $2,588,716
 Due from Sponsor Company                     21                    --                     319
 Receivable from fund shares
  sold                                        --                     9                      --
 Other assets                                 --                    --                      --
                                      ----------            ----------            ------------
 Total assets                            120,423               309,197               2,589,035
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                     9                      --
 Payable for fund shares
  purchased                                   21                    --                     319
 Other liabilities                            --                    --                      --
                                      ----------            ----------            ------------
 Total liabilities                            21                     9                     319
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $120,402              $309,188              $2,588,716
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            11,699                16,498                 247,134
 Minimum unit fair value #*                $9.89                $18.74                   $9.89
 Maximum unit fair value #*               $12.26                $18.74                  $10.84
 Contract liability                     $120,402              $309,188              $2,588,716
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FEDERATED              FEDERATED
                                       CAPITAL                EQUITY
                                  APPRECIATION FUND      INCOME FUND, INC.
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          901                  1,958
                                      =========              =========
  Cost                                  $16,537                $30,201
                                      =========              =========
  Market value                          $17,477                $37,712
 Due from Sponsor Company                    29                     --
 Receivable from fund shares
  sold                                       --                     11
 Other assets                                 1                     --
                                      ---------              ---------
 Total assets                            17,507                 37,723
                                      ---------              ---------
LIABILITIES:
 Due to Sponsor Company                      --                     11
 Payable for fund shares
  purchased                                  29                     --
 Other liabilities                           --                     --
                                      ---------              ---------
 Total liabilities                           29                     11
                                      ---------              ---------
NET ASSETS:
 For contract liabilities               $17,478                $37,712
                                      =========              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,639                  3,166
 Minimum unit fair value #*               $9.28                 $11.91
 Maximum unit fair value #*              $11.72                 $11.91
 Contract liability                     $17,478                $37,712
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FEDERATED             FEDERATED
                                    FUND FOR U.S.            MID CAP            FEDERATED
                                      GOVERNMENT             GROWTH            HIGH INCOME
                                   SECURITIES FUND       STRATEGIES FUND        BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        45,392                1,297                554
                                      ==========            =========            =======
  Cost                                  $352,265              $45,456             $3,554
                                      ==========            =========            =======
  Market value                          $353,604              $46,752             $4,329
 Due from Sponsor Company                    377                   --                 --
 Receivable from fund shares
  sold                                        --                    4                  5
 Other assets                                  1                   --                 --
                                      ----------            ---------            -------
 Total assets                            353,982               46,756              4,334
                                      ----------            ---------            -------
LIABILITIES:
 Due to Sponsor Company                       --                    4                  5
 Payable for fund shares
  purchased                                  377                   --                 --
 Other liabilities                            --                   --                 --
                                      ----------            ---------            -------
 Total liabilities                           377                    4                  5
                                      ----------            ---------            -------
NET ASSETS:
 For contract liabilities               $353,605              $46,752             $4,329
                                      ==========            =========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            28,351                4,247                277
 Minimum unit fair value #*               $12.26                $9.00             $15.62
 Maximum unit fair value #*               $12.88               $11.17             $15.62
 Contract liability                     $353,605              $46,752             $4,329
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                 --
 Minimum unit fair value #*                   --                   --                 --
 Maximum unit fair value #*                   --                   --                 --
 Contract liability                           --                   --                 --


                                                              FEDERATED             FEDERATED
                                       FEDERATED              SHORT-TERM           TOTAL RETURN
                                      KAUFMAN FUND           INCOME FUND            BOND FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         717,172                20,631                39,776
                                      ============            ==========            ==========
  Cost                                  $3,396,916              $174,236              $440,332
                                      ============            ==========            ==========
  Market value                          $3,600,205              $179,074              $454,638
 Due from Sponsor Company                      841                    --                    32
 Receivable from fund shares
  sold                                          --                     2                    --
 Other assets                                   --                    --                     1
                                      ------------            ----------            ----------
 Total assets                            3,601,046               179,076               454,671
                                      ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                         --                     2                    --
 Payable for fund shares
  purchased                                    841                    --                    32
 Other liabilities                               1                    --                    --
                                      ------------            ----------            ----------
 Total liabilities                             842                     2                    32
                                      ------------            ----------            ----------
NET ASSETS:
 For contract liabilities               $3,600,204              $179,074              $454,639
                                      ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             350,113                13,369                31,099
 Minimum unit fair value #*                  $8.95                $13.40                $13.61
 Maximum unit fair value #*                 $11.93                $13.40                $43.71
 Contract liability                     $3,600,204              $179,074              $454,639
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                    --
 Minimum unit fair value #*                     --                    --                    --
 Maximum unit fair value #*                     --                    --                    --
 Contract liability                             --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       FIDELITY VIP
                                    FEDERATED             GROWTH
                                  INTERNATIONAL       OPPORTUNITIES
                                  LEADERS FUND          PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         5                12,507
                                     =======            ==========
  Cost                                  $107              $266,448
                                     =======            ==========
  Market value                          $124              $272,654
 Due from Sponsor Company                 --                    75
 Receivable from fund shares
  sold                                    --                    --
 Other assets                             --                    --
                                     -------            ----------
 Total assets                            124               272,729
                                     -------            ----------
LIABILITIES:
 Due to Sponsor Company                   --                    --
 Payable for fund shares
  purchased                               --                    75
 Other liabilities                        --                    --
                                     -------            ----------
 Total liabilities                        --                    75
                                     -------            ----------
NET ASSETS:
 For contract liabilities               $124              $272,654
                                     =======            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            10                21,217
 Minimum unit fair value #*           $12.09                $12.85
 Maximum unit fair value #*           $12.09                $12.85
 Contract liability                     $124              $272,654
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --                    --
 Minimum unit fair value #*               --                    --
 Maximum unit fair value #*               --                    --
 Contract liability                       --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                      OVERSEAS          VALUE STRATEGIES          BALANCED
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,365                14,951                38,801
                                      =========            ==========            ==========
  Cost                                  $56,354              $123,387              $541,679
                                      =========            ==========            ==========
  Market value                          $54,136              $166,109              $611,503
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                        3                     9                 1,932
 Other assets                                --                    --                    --
                                      ---------            ----------            ----------
 Total assets                            54,139               166,118               613,435
                                      ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       3                     9                 1,932
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                      ---------            ----------            ----------
 Total liabilities                            3                     9                 1,932
                                      ---------            ----------            ----------
NET ASSETS:
 For contract liabilities               $54,136              $166,109              $611,503
                                      =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            5,446                13,304                40,820
 Minimum unit fair value #*               $9.94                $12.49                $13.18
 Maximum unit fair value #*               $9.94                $12.49                $13.18
 Contract liability                     $54,136              $166,109              $537,880
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                 5,587
 Minimum unit fair value #*                  --                    --                $13.18
 Maximum unit fair value #*                  --                    --                $13.18
 Contract liability                          --                    --               $73,623

                                     FIDELITY VIP
                                       GROWTH &           FIDELITY VIP          FIDELITY VIP
                                        INCOME            FREEDOM 2020          FREEDOM 2030
                                      PORTFOLIO             PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,827                2,136                14,600
                                      ==========            =========            ==========
  Cost                                  $155,149              $23,232              $152,908
                                      ==========            =========            ==========
  Market value                          $157,964              $23,834              $158,119
 Due from Sponsor Company                     --                   --                    --
 Receivable from fund shares
  sold                                         9                    1                    26
 Other assets                                 --                   --                    --
                                      ----------            ---------            ----------
 Total assets                            157,973               23,835               158,145
                                      ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                        9                    1                    26
 Payable for fund shares
  purchased                                   --                   --                    --
 Other liabilities                            --                   --                     1
                                      ----------            ---------            ----------
 Total liabilities                             9                    1                    27
                                      ----------            ---------            ----------
NET ASSETS:
 For contract liabilities               $157,964              $23,834              $158,118
                                      ==========            =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            13,550                1,277                 7,959
 Minimum unit fair value #*               $11.66               $18.67                $19.26
 Maximum unit fair value #*               $11.66               $18.67                $19.87
 Contract liability                     $157,964              $23,834              $158,118
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                    --
 Minimum unit fair value #*                   --                   --                    --
 Maximum unit fair value #*                   --                   --                    --
 Contract liability                           --                   --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FIDELITY VIP         FIDELITY VIP
                                      FREEDOM 2015         FREEDOM 2025
                                       PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         16,883                2,070
                                       ==========            =========
  Cost                                   $175,669              $22,928
                                       ==========            =========
  Market value                           $188,580              $23,063
 Due from Sponsor Company                      --                   --
 Receivable from fund shares
  sold                                         10                   13
 Other assets                                  --                   --
                                       ----------            ---------
 Total assets                             188,590               23,076
                                       ----------            ---------
LIABILITIES:
 Due to Sponsor Company                        10                   13
 Payable for fund shares
  purchased                                    --                   --
 Other liabilities                             --                   --
                                       ----------            ---------
 Total liabilities                             10                   13
                                       ----------            ---------
NET ASSETS:
 For contract liabilities                $188,580              $23,063
                                       ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             10,821                1,197
 Minimum unit fair value #*                $17.43               $19.27
 Maximum unit fair value #*                $17.43               $19.27
 Contract liability                      $188,580              $23,063
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   --
 Minimum unit fair value #*                    --                   --
 Maximum unit fair value #*                    --                   --
 Contract liability                            --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY                 TEMPLETON               TEMPLETON
                                     STOCK SELECTOR               GLOBAL                 DEVELOPING
                                      ALL CAP FUND          OPPORTUNITIES TRUST        MARKETS TRUST
                                  SUB-ACCOUNT (12)(13)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           148                     4,607                    61,429
                                         =======                 =========              ============
  Cost                                    $4,106                   $78,752                $1,446,894
                                         =======                 =========              ============
  Market value                            $4,183                   $86,238                $1,450,329
 Due from Sponsor Company                     --                        52                        --
 Receivable from fund shares                   8                        --                        17
  sold
 Other assets                                 --                        --                         1
                                         -------                 ---------              ------------
 Total assets                              4,191                    86,290                 1,450,347
                                         -------                 ---------              ------------
LIABILITIES:
 Due to Sponsor Company                        8                        --                        17
 Payable for fund shares                      --                        52                        --
  purchased
 Other liabilities                            --                        --                        --
                                         -------                 ---------              ------------
 Total liabilities                             8                        52                        17
                                         -------                 ---------              ------------
NET ASSETS:
 For contract liabilities                 $4,183                   $86,238                $1,450,330
                                         =======                 =========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               386                     4,678                   122,019
 Minimum unit fair value #*               $10.85                    $18.41                     $9.79
 Maximum unit fair value #*               $10.85                    $18.77                    $14.84
 Contract liability                       $4,183                   $86,238                $1,450,330
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                        --                        --
 Minimum unit fair value #*                   --                        --                        --
 Maximum unit fair value #*                   --                        --                        --
 Contract liability                           --                        --                        --

                                       FRANKLIN               FRANKLIN               TEMPLETON
                                         HIGH                STRATEGIC                 GLOBAL
                                     INCOME FUND            INCOME FUND              BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       398,440                 349,719                 305,417
                                      ==========            ============            ============
  Cost                                  $789,261              $3,563,102              $3,945,378
                                      ==========            ============            ============
  Market value                          $832,740              $3,735,002              $4,086,479
 Due from Sponsor Company                    762                   2,176                     615
 Receivable from fund shares                  --                      --                      --
  sold
 Other assets                                 --                       1                      --
                                      ----------            ------------            ------------
 Total assets                            833,502               3,737,179               4,087,094
                                      ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                      --
 Payable for fund shares                     762                   2,176                     615
  purchased
 Other liabilities                            --                      --                       1
                                      ----------            ------------            ------------
 Total liabilities                           762                   2,176                     616
                                      ----------            ------------            ------------
NET ASSETS:
 For contract liabilities               $832,740              $3,735,003              $4,086,478
                                      ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            53,656                 261,925                 238,403
 Minimum unit fair value #*               $14.53                  $13.74                  $16.00
 Maximum unit fair value #*               $16.26                  $15.36                  $18.31
 Contract liability                     $832,740              $3,735,003              $4,086,478
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

(12) Funded as of October 26, 2012.

(13) Effective October 26, 2012 Fidelity Advisor Stock Selector All Cap Fund merged with Fidelity Stock Selector All Cap Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                   U.S. GOVERNMENT            SMALL CAP
                                   SECURITIES FUND            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        198,046                  52,108
                                     ============            ============
  Cost                                 $1,338,406              $2,058,895
                                     ============            ============
  Market value                         $1,346,714              $2,420,395
 Due from Sponsor Company                     166                     882
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                       1
                                     ------------            ------------
 Total assets                           1,346,880               2,421,278
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                   166                     882
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                            166                     882
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,346,714              $2,420,396
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            102,162                 153,785
 Minimum unit fair value #*                $12.89                  $10.63
 Maximum unit fair value #*                $13.68                  $46.45
 Contract liability                    $1,346,714              $2,420,396
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MUTUAL GLOBAL             TEMPLETON                FRANKLIN
                                     DISCOVERY FUND            GROWTH FUND             INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          386,075                  94,166               3,704,200
                                      =============            ============            ============
  Cost                                  $10,685,596              $1,717,294              $7,744,407
                                      =============            ============            ============
  Market value                          $10,914,321              $1,829,640              $8,297,407
 Due from Sponsor Company                     4,303                      --                  13,125
 Receivable from fund shares
  sold                                           --                     453                      --
 Other assets                                    --                      --                      --
                                      -------------            ------------            ------------
 Total assets                            10,918,624               1,830,093               8,310,532
                                      -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          --                     453                      --
 Payable for fund shares
  purchased                                   4,303                      --                  13,125
 Other liabilities                               --                      --                      --
                                      -------------            ------------            ------------
 Total liabilities                            4,303                     453                  13,125
                                      -------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $10,914,321              $1,829,640              $8,297,407
                                      =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,014,190                 160,678                 669,238
 Minimum unit fair value #*                  $10.09                   $8.14                  $11.34
 Maximum unit fair value #*                  $13.63                  $27.88                  $14.10
 Contract liability                     $10,914,321              $1,829,640              $8,297,407
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --                      --
 Minimum unit fair value #*                      --                      --                      --
 Maximum unit fair value #*                      --                      --                      --
 Contract liability                              --                      --                      --

                                                               FRANKLIN               FRANKLIN
                                        FRANKLIN                TOTAL              BALANCE SHEET
                                      GROWTH FUND            RETURN FUND          INVESTMENT FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          41,688                42,672                  60,049
                                      ============            ==========            ============
  Cost                                  $1,790,537              $425,770              $2,923,154
                                      ============            ==========            ============
  Market value                          $2,109,820              $440,800              $2,528,650
 Due from Sponsor Company                    6,617                   710                      --
 Receivable from fund shares
  sold                                          --                    --                   6,852
 Other assets                                   --                     2                      --
                                      ------------            ----------            ------------
 Total assets                            2,116,437               441,512               2,535,502
                                      ------------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    --                   6,852
 Payable for fund shares
  purchased                                  6,617                   710                      --
 Other liabilities                               1                    --                       2
                                      ------------            ----------            ------------
 Total liabilities                           6,618                   710                   6,854
                                      ------------            ----------            ------------
NET ASSETS:
 For contract liabilities               $2,109,819              $440,802              $2,528,648
                                      ============            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             169,886                31,764                 134,957
 Minimum unit fair value #*                 $10.99                $13.34                  $17.20
 Maximum unit fair value #*                 $13.93                $14.48                  $18.97
 Contract liability                     $2,109,819              $440,802              $2,528,648
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                      --
 Minimum unit fair value #*                     --                    --                      --
 Maximum unit fair value #*                     --                    --                      --
 Contract liability                             --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                          MUTUAL                  MUTUAL
                                       BEACON FUND             SHARES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           96,730                 222,222
                                       ============            ============
  Cost                                   $1,145,998              $4,857,090
                                       ============            ============
  Market value                           $1,284,572              $4,957,774
 Due from Sponsor Company                       309                     497
 Receivable from fund shares
  sold                                           --                      --
 Other assets                                     1                      --
                                       ------------            ------------
 Total assets                             1,284,882               4,958,271
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          --                      --
 Payable for fund shares
  purchased                                     309                     497
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                              309                     497
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $1,284,573              $4,957,774
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              128,677                 350,789
 Minimum unit fair value #*                   $8.52                   $8.82
 Maximum unit fair value #*                  $10.96                  $16.21
 Contract liability                      $1,284,573              $4,957,774
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                FRANKLIN                FRANKLIN
                                        FRANKLIN               TEMPLETON               TEMPLETON
                                     SMALL-MID CAP            CONSERVATIVE               GROWTH
                                      GROWTH FUND           ALLOCATION FUND         ALLOCATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         160,158                 217,355                 300,346
                                      ============            ============            ============
  Cost                                  $5,422,421              $2,760,095              $4,193,422
                                      ============            ============            ============
  Market value                          $5,434,154              $3,056,014              $4,748,474
 Due from Sponsor Company                       --                   3,062                   1,322
 Receivable from fund shares
  sold                                         262                      --                      --
 Other assets                                   --                      --                       1
                                      ------------            ------------            ------------
 Total assets                            5,434,416               3,059,076               4,749,797
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        262                      --                      --
 Payable for fund shares
  purchased                                     --                   3,062                   1,322
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             262                   3,062                   1,322
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $5,434,154              $3,056,014              $4,748,475
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             516,436                 248,793                 405,908
 Minimum unit fair value #*                  $9.51                  $11.58                  $10.69
 Maximum unit fair value #*                 $16.17                  $13.39                  $13.17
 Contract liability                     $5,434,154              $3,056,014              $4,748,475
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                        FRANKLIN                              FRANKLIN
                                       TEMPLETON                           SMALL-MID CAP
                                        MODERATE           TEMPLETON           GROWTH
                                    ALLOCATION FUND      FOREIGN FUND     SECURITIES FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         449,000           2,038,721            5,076
                                      ============       =============       ==========
  Cost                                  $6,035,308         $14,496,695         $103,111
                                      ============       =============       ==========
  Market value                          $6,550,912         $14,006,013         $111,013
 Due from Sponsor Company                    1,583                  --               --
 Receivable from fund shares
  sold                                          --                 779                6
 Other assets                                   --                  --               --
                                      ------------       -------------       ----------
 Total assets                            6,552,495          14,006,792          111,019
                                      ------------       -------------       ----------
LIABILITIES:
 Due to Sponsor Company                         --                 779                6
 Payable for fund shares
  purchased                                  1,583                  --               --
 Other liabilities                               1                  --               --
                                      ------------       -------------       ----------
 Total liabilities                           1,584                 779                6
                                      ------------       -------------       ----------
NET ASSETS:
 For contract liabilities               $6,550,911         $14,006,013         $111,013
                                      ============       =============       ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             529,395             774,672            8,674
 Minimum unit fair value #*                 $11.46               $9.18           $12.80
 Maximum unit fair value #*                 $13.61              $19.67           $12.80
 Contract liability                     $6,550,911         $14,006,013         $111,013
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  --               --
 Minimum unit fair value #*                     --                  --               --
 Maximum unit fair value #*                     --                  --               --
 Contract liability                             --                  --               --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    PYXIS PREMIER          GOLDMAN SACHS
                                       GROWTH                 INCOME
                                     EQUITY FUND           BUILDER FUND
                                  SUB-ACCOUNT (14)       SUB-ACCOUNT (15)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,363                  4,798
                                      =========              =========
  Cost                                  $33,165                $78,532
                                      =========              =========
  Market value                          $34,892                $97,930
 Due from Sponsor Company                    --                     --
 Receivable from fund shares
  sold                                        4                     34
 Other assets                                --                      1
                                      ---------              ---------
 Total assets                            34,896                 97,965
                                      ---------              ---------
LIABILITIES:
 Due to Sponsor Company                       4                     34
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                      ---------              ---------
 Total liabilities                            4                     34
                                      ---------              ---------
NET ASSETS:
 For contract liabilities               $34,892                $97,931
                                      =========              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            2,807                  7,097
 Minimum unit fair value #*              $12.37                 $13.44
 Maximum unit fair value #*              $25.59                 $23.39
 Contract liability                     $34,892                $97,931
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(14) Formerly Highland Premier Growth Equity Fund. Change effective January 9, 2012.

(15) Formerly Goldman Sachs Balanced Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                       CAPITAL            CORE FIXED         STRUCTURED U.S.
                                     GROWTH FUND          INCOME FUND          EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          613                7,538                  19
                                      =========            =========             =======
  Cost                                  $11,963              $71,748                $424
                                      =========            =========             =======
  Market value                          $15,134              $80,352                $517
 Due from Sponsor Company                    --                   --                  --
 Receivable from fund shares
  sold                                        6                   61                   1
 Other assets                                --                    1                  --
                                      ---------            ---------             -------
 Total assets                            15,140               80,414                 518
                                      ---------            ---------             -------
LIABILITIES:
 Due to Sponsor Company                       6                   61                   1
 Payable for fund shares
  purchased                                  --                   --                  --
 Other liabilities                           --                   --                  --
                                      ---------            ---------             -------
 Total liabilities                            6                   61                   1
                                      ---------            ---------             -------
NET ASSETS:
 For contract liabilities               $15,134              $80,353                $517
                                      =========            =========             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,259                6,277                  50
 Minimum unit fair value #*              $10.80               $12.80              $10.29
 Maximum unit fair value #*              $12.17               $12.80              $10.29
 Contract liability                     $15,134              $80,353                $517
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                   --                  --
 Minimum unit fair value #*                  --                   --                  --
 Maximum unit fair value #*                  --                   --                  --
 Contract liability                          --                   --                  --

                                     GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS
                                       GOVERNMENT              GROWTH &                GROWTH
                                      INCOME FUND            INCOME FUND         OPPORTUNITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         181,659                 9,940                 19,603
                                      ============            ==========             ==========
  Cost                                  $2,784,030              $205,070               $387,456
                                      ============            ==========             ==========
  Market value                          $2,739,417              $224,646               $449,107
 Due from Sponsor Company                    1,426                    --                     --
 Receivable from fund shares
  sold                                          --                   244                    118
 Other assets                                    2                     1                     --
                                      ------------            ----------             ----------
 Total assets                            2,740,845               224,891                449,225
                                      ------------            ----------             ----------
LIABILITIES:
 Due to Sponsor Company                         --                   244                    118
 Payable for fund shares
  purchased                                  1,426                    --                     --
 Other liabilities                              --                    --                      1
                                      ------------            ----------             ----------
 Total liabilities                           1,426                   244                    119
                                      ------------            ----------             ----------
NET ASSETS:
 For contract liabilities               $2,739,419              $224,647               $449,106
                                      ============            ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             208,407                23,132                 33,606
 Minimum unit fair value #*                 $12.54                 $8.41                 $12.60
 Maximum unit fair value #*                 $15.08                $10.49                 $15.88
 Contract liability                     $2,739,419              $224,647               $449,106
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                     --
 Minimum unit fair value #*                     --                    --                     --
 Maximum unit fair value #*                     --                    --                     --
 Contract liability                             --                    --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS
                                   CONCENTRATED          GOLDMAN SACHS
                                   INTERNATIONAL            MID CAP
                                    EQUITY FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         930                 113,239
                                     =========            ============
  Cost                                 $14,362              $4,230,513
                                     =========            ============
  Market value                         $14,914              $4,419,725
 Due from Sponsor Company                   48                      --
 Receivable from fund shares
  sold                                      --                     570
 Other assets                               --                      --
                                     ---------            ------------
 Total assets                           14,962               4,420,295
                                     ---------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                     570
 Payable for fund shares
  purchased                                 48                      --
 Other liabilities                          --                       1
                                     ---------            ------------
 Total liabilities                          48                     571
                                     ---------            ------------
NET ASSETS:
 For contract liabilities              $14,914              $4,419,724
                                     =========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,814                 187,628
 Minimum unit fair value #*              $7.43                   $9.98
 Maximum unit fair value #*              $9.06                  $51.39
 Contract liability                    $14,914              $4,419,724
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                      --
 Minimum unit fair value #*                 --                      --
 Maximum unit fair value #*                 --                      --
 Contract liability                         --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                       SMALL CAP              STRATEGIC                HIGH
                                       VALUE FUND            GROWTH FUND            YIELD FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          60,770                1,608                 535,484
                                      ============            =========            ============
  Cost                                  $2,259,336              $16,696              $3,805,289
                                      ============            =========            ============
  Market value                          $2,571,168              $17,395              $3,903,677
 Due from Sponsor Company                      903                   --                   2,578
 Receivable from fund shares
  sold                                          --                    5                      --
 Other assets                                    1                    2                      14
                                      ------------            ---------            ------------
 Total assets                            2,572,072               17,402               3,906,269
                                      ------------            ---------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    5                      --
 Payable for fund shares
  purchased                                    903                   --                   2,578
 Other liabilities                              --                   --                      --
                                      ------------            ---------            ------------
 Total liabilities                             903                    5                   2,578
                                      ------------            ---------            ------------
NET ASSETS:
 For contract liabilities               $2,571,169              $17,397              $3,903,691
                                      ============            =========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             208,577                1,422                 238,265
 Minimum unit fair value #*                 $11.39               $10.64                   $7.29
 Maximum unit fair value #*                 $13.73               $12.57                  $17.03
 Contract liability                     $2,571,169              $17,397              $3,903,691
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                   --                      --
 Minimum unit fair value #*                     --                   --                      --
 Maximum unit fair value #*                     --                   --                      --
 Contract liability                             --                   --                      --

                                    GOLDMAN SACHS         GOLDMAN SACHS          GOLDMAN SACHS
                                      LARGE CAP           SMALL/MID CAP      SATELLITE STRATEGIES
                                      VALUE FUND           GROWTH FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        32,500                34,639                   27
                                      ==========            ==========              =======
  Cost                                  $365,827              $488,436                 $209
                                      ==========            ==========              =======
  Market value                          $411,445              $535,858                 $217
 Due from Sponsor Company                  2,584                    --                   --
 Receivable from fund shares
  sold                                        --                    69                   --
 Other assets                                 --                    --                   --
                                      ----------            ----------              -------
 Total assets                            414,029               535,927                  217
                                      ----------            ----------              -------
LIABILITIES:
 Due to Sponsor Company                       --                    69                   --
 Payable for fund shares
  purchased                                2,584                    --                   --
 Other liabilities                            --                    --                    1
                                      ----------            ----------              -------
 Total liabilities                         2,584                    69                    1
                                      ----------            ----------              -------
NET ASSETS:
 For contract liabilities               $411,445              $535,858                 $216
                                      ==========            ==========              =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            46,004                20,963                   20
 Minimum unit fair value #*                $8.69                $25.05               $11.02
 Maximum unit fair value #*                $9.32                $26.28               $11.02
 Contract liability                     $411,445              $535,858                 $216
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                   --
 Minimum unit fair value #*                   --                    --                   --
 Maximum unit fair value #*                   --                    --                   --
 Contract liability                           --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JOHN HANCOCK              FROST
                                        SMALL CAP           DIVIDEND VALUE
                                       EQUITY FUND            EQUITY FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           45,347                1,581
                                       ============            =========
  Cost                                     $921,448              $14,445
                                       ============            =========
  Market value                           $1,148,192              $14,292
 Due from Sponsor Company                       156                   --
 Receivable from fund shares
  sold                                           --                    4
 Other assets                                    --                   --
                                       ------------            ---------
 Total assets                             1,148,348               14,296
                                       ------------            ---------
LIABILITIES:
 Due to Sponsor Company                          --                    4
 Payable for fund shares
  purchased                                     156                   --
 Other liabilities                                1                   --
                                       ------------            ---------
 Total liabilities                              157                    4
                                       ------------            ---------
NET ASSETS:
 For contract liabilities                $1,148,191              $14,292
                                       ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               85,799                1,269
 Minimum unit fair value #*                  $12.73               $11.26
 Maximum unit fair value #*                  $14.59               $11.26
 Contract liability                      $1,148,191              $14,292
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --
 Minimum unit fair value #*                      --                   --
 Maximum unit fair value #*                      --                   --
 Contract liability                              --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD       HARTFORD
                                        HARTFORD             TOTAL         CAPITAL
                                        BALANCED          RETURN BOND   APPRECIATION
                                        HLS FUND           HLS FUND       HLS FUND
                                    SUB-ACCOUNT (16)      SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         373,758           1,886,312        592,193
                                      ============       =============  =============
  Cost                                  $8,021,082         $21,546,338    $29,248,707
                                      ============       =============  =============
  Market value                          $7,860,989         $22,609,898    $25,685,662
 Due from Sponsor Company                       --               4,921             --
 Receivable from fund shares
  sold                                      14,152                  --         27,691
 Other assets                                   --                  --             --
                                      ------------       -------------  -------------
 Total assets                            7,875,141          22,614,819     25,713,353
                                      ------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                     14,152                  --         27,691
 Payable for fund shares
  purchased                                     --               4,921             --
 Other liabilities                              --                   2              1
                                      ------------       -------------  -------------
 Total liabilities                          14,152               4,923         27,692
                                      ------------       -------------  -------------
NET ASSETS:
 For contract liabilities               $7,860,989         $22,609,896    $25,685,661
                                      ============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             631,253           1,562,774      1,431,278
 Minimum unit fair value #*                  $9.17               $9.70         $10.31
 Maximum unit fair value #*                 $21.03              $19.16         $27.24
 Contract liability                     $7,860,989         $22,460,207    $25,647,486
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --              11,171          3,235
 Minimum unit fair value #*                     --              $13.40         $11.80
 Maximum unit fair value #*                     --              $13.40         $11.80
 Contract liability                             --            $149,689        $38,175

                                   HARTFORD
                                   DIVIDEND           HARTFORD               HARTFORD
                                  AND GROWTH      GLOBAL RESEARCH           HEALTHCARE
                                   HLS FUND           HLS FUND               HLS FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,290,342           73,182                  95,035
                                 =============       ==========            ============
  Cost                             $24,827,288         $707,228              $1,489,524
                                 =============       ==========            ============
  Market value                     $27,686,272         $771,617              $1,711,002
 Due from Sponsor Company                  175               --                  18,185
 Receivable from fund shares
  sold                                      --              172                      --
 Other assets                               --               --                      --
                                 -------------       ----------            ------------
 Total assets                       27,686,447          771,789               1,729,187
                                 -------------       ----------            ------------
LIABILITIES:
 Due to Sponsor Company                     --              172                      --
 Payable for fund shares
  purchased                                175               --                  18,185
 Other liabilities                           1               --                      --
                                 -------------       ----------            ------------
 Total liabilities                         176              172                  18,185
                                 -------------       ----------            ------------
NET ASSETS:
 For contract liabilities          $27,686,271         $771,617              $1,711,002
                                 =============       ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       2,984,965           69,026                  91,216
 Minimum unit fair value #*              $4.16           $10.78                  $10.88
 Maximum unit fair value #*             $17.21           $11.31                  $24.36
 Contract liability                $27,650,101         $771,617              $1,711,002
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           2,943               --                      --
 Minimum unit fair value #*             $12.29               --                      --
 Maximum unit fair value #*             $12.29               --                      --
 Contract liability                    $36,170               --                      --

(16) Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD            HARTFORD
                                            GLOBAL GROWTH          GROWTH
                                              HLS FUND            HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               4,690              33,550
                                               =======            ========
  Cost                                         $62,882            $389,937
                                               =======            ========
  Market value                                 $76,840            $430,667
 Due from Sponsor Company                           --               2,190
 Receivable from fund shares sold                   45                  --
 Other assets                                       --                  --
                                               -------            --------
 Total assets                                   76,885             432,857
                                               -------            --------
LIABILITIES:
 Due to Sponsor Company                             45                  --
 Payable for fund shares purchased                  --               2,190
 Other liabilities                                  --                  --
                                               -------            --------
 Total liabilities                                  45               2,190
                                               -------            --------
NET ASSETS:
 For contract liabilities                      $76,840            $430,667
                                               =======            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   8,284              35,643
 Minimum unit fair value #*                      $8.30              $10.32
 Maximum unit fair value #*                     $10.35              $13.47
 Contract liability                            $76,840            $430,667
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                  --
 Minimum unit fair value #*                         --                  --
 Maximum unit fair value #*                         --                  --
 Contract liability                                 --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD                                    HARTFORD
                                               GROWTH               HARTFORD           INTERNATIONAL
                                           OPPORTUNITIES             INDEX             OPPORTUNITIES
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              108,552               328,797                88,028
                                             ==========            ==========            ==========
  Cost                                       $2,589,553            $9,392,343            $1,169,957
                                             ==========            ==========            ==========
  Market value                               $3,195,325            $9,751,348            $1,115,118
 Due from Sponsor Company                        15,595                    --                    93
 Receivable from fund shares sold                    --                 4,437                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 3,210,920             9,755,785             1,115,211
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                 4,437                    --
 Payable for fund shares purchased               15,595                    --                    93
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                               15,595                 4,438                    93
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $3,195,325            $9,751,347            $1,115,118
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  276,135             1,419,233                92,507
 Minimum unit fair value #*                      $10.02                 $2.24                 $9.72
 Maximum unit fair value #*                      $29.90                $14.28                $13.15
 Contract liability                          $3,195,325            $9,682,165            $1,115,118
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                 6,014                    --
 Minimum unit fair value #*                          --                $11.50                    --
 Maximum unit fair value #*                          --                $11.50                    --
 Contract liability                                  --               $69,182                    --


                                         HARTFORD          HARTFORD               HARTFORD
                                          MIDCAP         MONEY MARKET          SMALL COMPANY
                                         HLS FUND          HLS FUND               HLS FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          573,463         9,299,720               274,086
                                        ===========       ===========            ==========
  Cost                                  $14,029,914        $9,299,720            $4,652,771
                                        ===========       ===========            ==========
  Market value                          $16,145,843        $9,299,720            $5,388,108
 Due from Sponsor Company                        --             1,568                 4,239
 Receivable from fund shares sold             4,383                --                    --
 Other assets                                     1                --                    --
                                        -----------       -----------            ----------
 Total assets                            16,150,227         9,301,288             5,392,347
                                        -----------       -----------            ----------
LIABILITIES:
 Due to Sponsor Company                       4,383                --                    --
 Payable for fund shares purchased               --             1,568                 4,239
 Other liabilities                               --                --                    --
                                        -----------       -----------            ----------
 Total liabilities                            4,383             1,568                 4,239
                                        -----------       -----------            ----------
NET ASSETS:
 For contract liabilities               $16,145,844        $9,299,720            $5,388,108
                                        ===========       ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              746,189           918,738             1,394,834
 Minimum unit fair value #*                  $13.73             $3.67                 $2.96
 Maximum unit fair value #*                  $23.22            $12.55                $20.28
 Contract liability                     $16,145,844        $9,209,705            $5,388,108
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   --             8,659                    --
 Minimum unit fair value #*                      --            $10.40                    --
 Maximum unit fair value #*                      --            $10.40                    --
 Contract liability                              --           $90,015                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD
                                  SMALLCAP GROWTH             STOCK
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,031                 120,780
                                     ==========            ============
  Cost                                 $215,525              $5,551,715
                                     ==========            ============
  Market value                         $278,307              $5,402,432
 Due from Sponsor Company                 8,007                      --
 Receivable from fund shares
  sold                                       --                   5,895
 Other assets                                --                      --
                                     ----------            ------------
 Total assets                           286,314               5,408,327
                                     ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      --                   5,895
 Payable for fund shares
  purchased                               8,007                      --
 Other liabilities                            1                      --
                                     ----------            ------------
 Total liabilities                        8,008                   5,895
                                     ----------            ------------
NET ASSETS:
 For contract liabilities              $278,306              $5,402,432
                                     ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           19,989                 458,497
 Minimum unit fair value #*              $12.39                   $9.67
 Maximum unit fair value #*              $25.44                  $25.71
 Contract liability                    $278,306              $5,402,432
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT             HARTFORD             THE HARTFORD
                                       SECURITIES                VALUE                CHECKS AND
                                        HLS FUND                HLS FUND            BALANCES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         174,571                 117,380                43,997
                                      ============            ============            ==========
  Cost                                  $1,869,621              $1,222,645              $421,442
                                      ============            ============            ==========
  Market value                          $1,877,480              $1,391,267              $438,210
 Due from Sponsor Company                      527                     411                 5,953
 Receivable from fund shares
  sold                                          --                      --                    --
 Other assets                                   --                      --                    --
                                      ------------            ------------            ----------
 Total assets                            1,878,007               1,391,678               444,163
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                         --                      --                    --
 Payable for fund shares
  purchased                                    527                     411                 5,953
 Other liabilities                              --                      --                    --
                                      ------------            ------------            ----------
 Total liabilities                             527                     411                 5,953
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $1,877,480              $1,391,267              $438,210
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             166,943                 108,902                36,389
 Minimum unit fair value #*                 $10.99                  $11.86                $11.89
 Maximum unit fair value #*                 $11.36                  $13.12                $12.15
 Contract liability                     $1,877,480              $1,391,267              $438,210
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --

                                      THE HARTFORD            THE HARTFORD            THE HARTFORD
                                         TARGET                  TARGET                  TARGET
                                       RETIREMENT              RETIREMENT              RETIREMENT
                                       2010 FUND               2020 FUND               2030 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         125,725                 465,031                 465,841
                                      ============            ============            ============
  Cost                                  $1,184,421              $4,786,319              $4,358,223
                                      ============            ============            ============
  Market value                          $1,252,606              $5,032,545              $4,554,766
 Due from Sponsor Company                      561                   6,383                   2,549
 Receivable from fund shares
  sold                                          --                      --                      --
 Other assets                                   --                       1                      --
                                      ------------            ------------            ------------
 Total assets                            1,253,167               5,038,929               4,557,315
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                      --                      --
 Payable for fund shares
  purchased                                    561                   6,383                   2,549
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             561                   6,383                   2,549
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $1,252,606              $5,032,546              $4,554,766
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              89,678                 373,615                 361,628
 Minimum unit fair value #*                 $11.48                  $10.92                  $10.66
 Maximum unit fair value #*                 $18.54                  $19.51                  $20.25
 Contract liability                     $1,252,606              $5,032,546              $4,554,766
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                     DIVIDEND AND           INTERNATIONAL
                                     GROWTH FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         92,657                  9,280
                                     ============             ==========
  Cost                                 $1,773,978               $138,055
                                     ============             ==========
  Market value                         $1,932,824               $143,651
 Due from Sponsor Company                  15,373                  1,678
 Receivable from fund shares
  sold                                         --                     --
 Other assets                                   1                     --
                                     ------------             ----------
 Total assets                           1,948,198                145,329
                                     ------------             ----------
LIABILITIES:
 Due to Sponsor Company                        --                     --
 Payable for fund shares
  purchased                                15,373                  1,678
 Other liabilities                             --                      1
                                     ------------             ----------
 Total liabilities                         15,373                  1,679
                                     ------------             ----------
NET ASSETS:
 For contract liabilities              $1,932,825               $143,650
                                     ============             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            134,271                 12,418
 Minimum unit fair value #*                $10.74                 $10.28
 Maximum unit fair value #*                $20.90                 $12.27
 Contract liability                    $1,932,825               $143,650
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --
 Minimum unit fair value #*                    --                     --
 Maximum unit fair value #*                    --                     --
 Contract liability                            --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        THE HARTFORD        THE HARTFORD
                                    THE HARTFORD           SMALL            TOTAL RETURN
                                    MIDCAP FUND         COMPANY FUND         BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       14,983              36,754              27,883
                                     ==========          ==========          ==========
  Cost                                 $338,994            $724,024            $300,189
                                     ==========          ==========          ==========
  Market value                         $325,270            $739,865            $307,096
 Due from Sponsor Company                 1,059                 289                  --
 Receivable from fund shares
  sold                                       --                  --                  84
 Other assets                                --                  --                   2
                                     ----------          ----------          ----------
 Total assets                           326,329             740,154             307,182
                                     ----------          ----------          ----------
LIABILITIES:
 Due to Sponsor Company                      --                  --                  84
 Payable for fund shares
  purchased                               1,059                 289                  --
 Other liabilities                            1                   1                  --
                                     ----------          ----------          ----------
 Total liabilities                        1,060                 290                  84
                                     ----------          ----------          ----------
NET ASSETS:
 For contract liabilities              $325,269            $739,864            $307,098
                                     ==========          ==========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           25,208              60,931              24,220
 Minimum unit fair value #*              $12.81              $10.24              $12.39
 Maximum unit fair value #*              $13.08              $21.82              $13.21
 Contract liability                    $325,269            $739,864            $307,098
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                  --                  --
 Minimum unit fair value #*                  --                  --                  --
 Maximum unit fair value #*                  --                  --                  --
 Contract liability                          --                  --                  --

                                   THE HARTFORD        THE HARTFORD         THE HARTFORD
                                    HEALTHCARE            GROWTH              BALANCED
                                       FUND         OPPORTUNITIES FUND    ALLOCATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,629               3,713               277,167
                                     =========          ==========          ============
  Cost                                 $68,552            $101,026            $3,089,230
                                     =========          ==========          ============
  Market value                         $77,541            $117,702            $3,309,373
 Due from Sponsor Company                1,008               2,263                 1,066
 Receivable from fund shares
  sold                                      --                  --                    --
 Other assets                                1                  --                    --
                                     ---------          ----------          ------------
 Total assets                           78,550             119,965             3,310,439
                                     ---------          ----------          ------------
LIABILITIES:
 Due to Sponsor Company                     --                  --                    --
 Payable for fund shares
  purchased                              1,008               2,263                 1,066
 Other liabilities                          --                  --                    --
                                     ---------          ----------          ------------
 Total liabilities                       1,008               2,263                 1,066
                                     ---------          ----------          ------------
NET ASSETS:
 For contract liabilities              $77,542            $117,702            $3,309,373
                                     =========          ==========          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,420               6,577               279,663
 Minimum unit fair value #*             $12.12              $11.11                $11.01
 Maximum unit fair value #*             $20.26              $21.08                $17.78
 Contract liability                    $77,542            $117,702            $3,309,373
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                  --                    --
 Minimum unit fair value #*                 --                  --                    --
 Maximum unit fair value #*                 --                  --                    --
 Contract liability                         --                  --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                     CONSERVATIVE              CAPITAL
                                   ALLOCATION FUND        APPRECIATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        195,581                 240,810
                                     ============            ============
  Cost                                 $2,011,626              $6,193,795
                                     ============            ============
  Market value                         $2,142,211              $7,293,730
 Due from Sponsor Company                     602                      55
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                       2
                                     ------------            ------------
 Total assets                           2,142,813               7,293,787
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                   602                      55
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                            603                      55
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,142,210              $7,293,732
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            154,650                 723,670
 Minimum unit fair value #*                $11.58                   $9.33
 Maximum unit fair value #*                $16.39                  $20.21
 Contract liability                    $2,142,210              $7,293,732
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      THE HARTFORD
                                         GROWTH               THE HARTFORD            THE HARTFORD
                                    ALLOCATION FUND           MONEY MARKET        INFLATION PLUS FUND
                                    SUB-ACCOUNT (17)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         256,031               1,996,964                 129,405
                                      ============            ============            ============
  Cost                                  $2,826,992              $1,996,964              $1,566,707
                                      ============            ============            ============
  Market value                          $3,140,328              $1,996,964              $1,576,147
 Due from Sponsor Company                    1,374                      --                      --
 Receivable from fund shares
  sold                                          --                   1,484                     447
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            3,141,702               1,998,448               1,576,594
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                   1,484                     447
 Payable for fund shares
  purchased                                  1,374                      --                      --
 Other liabilities                              --                      --                       4
                                      ------------            ------------            ------------
 Total liabilities                           1,374                   1,484                     451
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,140,328              $1,996,964              $1,576,143
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             279,605                 197,951                 112,891
 Minimum unit fair value #*                 $10.60                   $9.61                  $13.42
 Maximum unit fair value #*                 $19.34                  $10.52                  $14.08
 Contract liability                     $3,140,328              $1,996,964              $1,576,143
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                                                               THE HARTFORD
                                                        THE HARTFORD              TARGET
                                   THE HARTFORD            EQUITY               RETIREMENT
                                    VALUE FUND          INCOME FUND             2015 FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        264                13,564                 149,365
                                      =======            ==========            ============
  Cost                                 $3,069              $190,808              $2,013,813
                                      =======            ==========            ============
  Market value                         $3,087              $199,659              $2,032,946
 Due from Sponsor Company                  --                   242                   7,789
 Receivable from fund shares
  sold                                      3                    --                      --
 Other assets                              --                    --                      --
                                      -------            ----------            ------------
 Total assets                           3,090               199,901               2,040,735
                                      -------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                     3                    --                      --
 Payable for fund shares
  purchased                                --                   242                   7,789
 Other liabilities                         --                    --                       1
                                      -------            ----------            ------------
 Total liabilities                          3                   242                   7,790
                                      -------            ----------            ------------
NET ASSETS:
 For contract liabilities              $3,087              $199,659              $2,032,945
                                      =======            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            248                14,568                 110,850
 Minimum unit fair value #*            $12.45                $13.61                  $16.21
 Maximum unit fair value #*            $12.45                $13.90                  $18.98
 Contract liability                    $3,087              $199,659              $2,032,945
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                    --                      --
 Minimum unit fair value #*                --                    --                      --
 Maximum unit fair value #*                --                    --                      --
 Contract liability                        --                    --                      --

(17) Effective May 25, 2012 The Hartford Equity Growth Allocation Fund merged with The Hartford Growth Allocation Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                        TARGET                  TARGET
                                      RETIREMENT              RETIREMENT
                                      2025 FUND               2035 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        274,000                 113,081
                                     ============            ============
  Cost                                 $3,673,486              $1,551,462
                                     ============            ============
  Market value                         $3,855,299              $1,630,618
 Due from Sponsor Company                  17,347                   5,673
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                   1                       1
                                     ------------            ------------
 Total assets                           3,872,647               1,636,292
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                17,347                   5,673
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                         17,347                   5,673
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $3,855,300              $1,630,619
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            202,226                  80,067
 Minimum unit fair value #*                $16.53                  $17.30
 Maximum unit fair value #*                $19.83                  $21.23
 Contract liability                    $3,855,300              $1,630,619
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      THE HARTFORD            THE HARTFORD           THE HARTFORD
                                         TARGET                  TARGET                 TARGET
                                       RETIREMENT              RETIREMENT             RETIREMENT
                                       2040 FUND               2045 FUND              2050 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         119,015                  93,588                50,742
                                      ============            ============            ==========
  Cost                                  $1,677,627              $1,263,341              $698,362
                                      ============            ============            ==========
  Market value                          $1,736,457              $1,319,583              $721,067
 Due from Sponsor Company                       --                   6,988                 3,226
 Receivable from fund shares
  sold                                         472                      --                    --
 Other assets                                   --                      --                    --
                                      ------------            ------------            ----------
 Total assets                            1,736,929               1,326,571               724,293
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        472                      --                    --
 Payable for fund shares
  purchased                                     --                   6,988                 3,226
 Other liabilities                              --                      --                    --
                                      ------------            ------------            ----------
 Total liabilities                             472                   6,988                 3,226
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $1,736,457              $1,319,583              $721,067
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              83,524                  62,786                35,106
 Minimum unit fair value #*                 $17.35                  $17.36                $17.27
 Maximum unit fair value #*                 $21.52                  $21.69                $21.54
 Contract liability                     $1,736,457              $1,319,583              $721,067
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --

                                                           THE HARTFORD
                                     THE HARTFORD          INTERNATIONAL        THE HARTFORD
                                       BALANCED            SMALL COMPANY           MIDCAP
                                      INCOME FUND              FUND              VALUE FUND
                                   SUB-ACCOUNT (18)         SUB-ACCOUNT       SUB-ACCOUNT (19)
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,914                  234                   39
                                       =========              =======              =======
  Cost                                   $22,314               $2,982                 $528
                                       =========              =======              =======
  Market value                           $23,251               $3,229                 $529
 Due from Sponsor Company                     --                   --                  463
 Receivable from fund shares
  sold                                         2                    3                   --
 Other assets                                 --                   --                   --
                                       ---------              -------              -------
 Total assets                             23,253                3,232                  992
                                       ---------              -------              -------
LIABILITIES:
 Due to Sponsor Company                        2                    3                   --
 Payable for fund shares
  purchased                                   --                   --                  463
 Other liabilities                            --                   --                   --
                                       ---------              -------              -------
 Total liabilities                             2                    3                  463
                                       ---------              -------              -------
NET ASSETS:
 For contract liabilities                $23,251               $3,229                 $529
                                       =========              =======              =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,970                  319                   50
 Minimum unit fair value #*               $11.76               $10.14               $10.55
 Maximum unit fair value #*               $11.81               $10.18               $10.55
 Contract liability                      $23,251               $3,229                 $529
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                   --
 Minimum unit fair value #*                   --                   --                   --
 Maximum unit fair value #*                   --                   --                   --
 Contract liability                           --                   --                   --

(18) Funded as of January 3, 2012.

(19) Funded as of October 22, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HOTCHKIS AND WILEY        INVESCO V.I.
                                        LARGE CAP              TECHNOLOGY
                                        VALUE FUND                FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          31,189                 14,255
                                        ==========             ==========
  Cost                                    $695,475               $226,825
                                        ==========             ==========
  Market value                            $550,180               $240,487
 Due from Sponsor Company                      220                 19,261
 Receivable from fund shares
  sold                                          --                     --
 Other assets                                   --                     --
                                        ----------             ----------
 Total assets                              550,400                259,748
                                        ----------             ----------
LIABILITIES:
 Due to Sponsor Company                         --                     --
 Payable for fund shares
  purchased                                    220                 19,261
 Other liabilities                              --                     --
                                        ----------             ----------
 Total liabilities                             220                 19,261
                                        ----------             ----------
NET ASSETS:
 For contract liabilities                 $550,180               $240,487
                                        ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              45,944                 19,960
 Minimum unit fair value #*                 $11.36                 $12.05
 Maximum unit fair value #*                 $12.28                 $12.05
 Contract liability                       $550,180               $240,487
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     --
 Minimum unit fair value #*                     --                     --
 Maximum unit fair value #*                     --                     --
 Contract liability                             --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   IVY GLOBAL
                                       INVESCO               INVESCO                NATURAL
                                     LEISURE FUND        TECHNOLOGY FUND         RESOURCES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        11,537                10,460                 106,260
                                      ==========            ==========            ============
  Cost                                  $436,723              $299,617              $2,047,172
                                      ==========            ==========            ============
  Market value                          $414,290              $348,854              $1,828,736
 Due from Sponsor Company                     --                    33                      31
 Receivable from fund shares
  sold                                        54                    --                      --
 Other assets                                  1                    --                       1
                                      ----------            ----------            ------------
 Total assets                            414,345               348,887               1,828,768
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       54                    --                      --
 Payable for fund shares
  purchased                                   --                    33                      31
 Other liabilities                            --                    --                      --
                                      ----------            ----------            ------------
 Total liabilities                            54                    33                      31
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $414,291              $348,854              $1,828,737
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            26,794                37,621                 227,902
 Minimum unit fair value #*               $11.18                 $8.82                   $6.15
 Maximum unit fair value #*               $16.04                $11.00                  $10.32
 Contract liability                     $414,291              $348,854              $1,828,737
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --


                                     IVY LARGE CAP          IVY SCIENCE &            IVY ASSET
                                      GROWTH FUND          TECHNOLOGY FUND         STRATEGY FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          88,184                11,896                  52,294
                                      ============            ==========            ============
  Cost                                  $1,171,365              $383,315              $1,256,578
                                      ============            ==========            ============
  Market value                          $1,306,005              $438,472              $1,355,970
 Due from Sponsor Company                      192                   131                  26,673
 Receivable from fund shares
  sold                                          --                    --                      --
 Other assets                                   --                    --                      --
                                      ------------            ----------            ------------
 Total assets                            1,306,197               438,603               1,382,643
                                      ------------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    --                      --
 Payable for fund shares
  purchased                                    192                   131                  26,673
 Other liabilities                               1                    --                      --
                                      ------------            ----------            ------------
 Total liabilities                             193                   131                  26,673
                                      ------------            ----------            ------------
NET ASSETS:
 For contract liabilities               $1,306,004              $438,472              $1,355,970
                                      ============            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             111,082                29,337                  92,828
 Minimum unit fair value #*                 $11.29                $14.28                  $14.34
 Maximum unit fair value #*                 $13.29                $15.80                  $15.04
 Contract liability                     $1,306,004              $438,472              $1,355,970
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                      --
 Minimum unit fair value #*                     --                    --                      --
 Maximum unit fair value #*                     --                    --                      --
 Contract liability                             --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              JANUS ASPEN
                                       JANUS ASPEN             WORLDWIDE
                                     FORTY PORTFOLIO           PORTFOLIO
                                       SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           42,630                 7,540
                                       ============            ==========
  Cost                                   $1,864,670              $246,866
                                       ============            ==========
  Market value                           $1,745,686              $231,779
 Due from Sponsor Company                    19,278                    39
 Receivable from fund shares
  sold                                           --                    --
 Other assets                                    --                    --
                                       ------------            ----------
 Total assets                             1,764,964               231,818
                                       ------------            ----------
LIABILITIES:
 Due to Sponsor Company                          --                    --
 Payable for fund shares
  purchased                                  19,278                    39
 Other liabilities                                1                    --
                                       ------------            ----------
 Total liabilities                           19,279                    39
                                       ------------            ----------
NET ASSETS:
 For contract liabilities                $1,745,685              $231,779
                                       ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              117,189                20,257
 Minimum unit fair value #*                  $14.65                $10.66
 Maximum unit fair value #*                  $14.65                $10.66
 Contract liability                      $1,716,900              $215,864
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                1,965                 1,493
 Minimum unit fair value #*                  $14.65                $10.66
 Maximum unit fair value #*                  $14.65                $10.66
 Contract liability                         $28,785               $15,915

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JANUS ASPEN          JANUS ASPEN           JANUS ASPEN
                                     ENTERPRISE             BALANCED              OVERSEAS
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,120                15,785                 9,421
                                      =========            ==========            ==========
  Cost                                  $43,599              $453,418              $446,264
                                      =========            ==========            ==========
  Market value                          $50,162              $428,886              $357,633
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                        1                     8                     7
 Other assets                                --                     1                    --
                                      ---------            ----------            ----------
 Total assets                            50,163               428,895               357,640
                                      ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       1                     8                     7
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                      ---------            ----------            ----------
 Total liabilities                            1                     8                     7
                                      ---------            ----------            ----------
NET ASSETS:
 For contract liabilities               $50,162              $428,887              $357,633
                                      =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,372                29,288                30,056
 Minimum unit fair value #*              $14.88                $14.64                 $9.02
 Maximum unit fair value #*              $14.88                $14.64                $11.99
 Contract liability                     $50,162              $428,887              $357,633
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

                                        JANUS
                                      FLEXIBLE                JANUS                   JANUS
                                      BOND FUND             FORTY FUND            BALANCED FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,868                 183,574                  67,023
                                      =========            ============            ============
  Cost                                  $29,896              $5,642,494              $1,701,826
                                      =========            ============            ============
  Market value                          $31,036              $6,966,628              $1,757,349
 Due from Sponsor Company                    --                   2,925                   5,908
 Receivable from fund shares
  sold                                        5                      --                      --
 Other assets                                --                      --                       1
                                      ---------            ------------            ------------
 Total assets                            31,041               6,969,553               1,763,258
                                      ---------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       5                      --                      --
 Payable for fund shares
  purchased                                  --                   2,925                   5,908
 Other liabilities                           --                       1                      --
                                      ---------            ------------            ------------
 Total liabilities                            5                   2,926                   5,908
                                      ---------            ------------            ------------
NET ASSETS:
 For contract liabilities               $31,036              $6,966,627              $1,757,350
                                      =========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            2,409                 423,718                 125,273
 Minimum unit fair value #*              $12.88                  $11.32                  $13.60
 Maximum unit fair value #*              $12.88                  $18.90                  $14.20
 Contract liability                     $31,036              $6,966,627              $1,757,350
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --                      --
 Minimum unit fair value #*                  --                      --                      --
 Maximum unit fair value #*                  --                      --                      --
 Contract liability                          --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       JANUS                  JANUS
                                  ENTERPRISE FUND         OVERSEAS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       10,836                 205,889
                                     ==========            ============
  Cost                                 $590,364              $7,302,177
                                     ==========            ============
  Market value                         $707,798              $7,006,378
 Due from Sponsor Company                   704                   5,968
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total assets                           708,502               7,012,346
                                     ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      --                      --
 Payable for fund shares
  purchased                                 704                   5,968
 Other liabilities                            1                      --
                                     ----------            ------------
 Total liabilities                          705                   5,968
                                     ----------            ------------
NET ASSETS:
 For contract liabilities              $707,797              $7,006,378
                                     ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           39,363                 626,694
 Minimum unit fair value #*              $17.66                  $10.89
 Maximum unit fair value #*              $18.13                  $11.37
 Contract liability                    $707,797              $7,006,378
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PRUDENTIAL
                                                             PERKINS                JENNISON
                                        JANUS                MID CAP                MID-CAP
                                    WORLDWIDE FUND          VALUE FUND         GROWTH FUND, INC.
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         8,008                45,756                  55,754
                                      ==========            ==========            ============
  Cost                                  $309,588              $971,542              $1,612,183
                                      ==========            ==========            ============
  Market value                          $384,295              $973,684              $1,741,191
 Due from Sponsor Company                     --                    --                      --
 Receivable from fund shares
  sold                                        36                 2,960                   4,720
 Other assets                                  1                    --                      --
                                      ----------            ----------            ------------
 Total assets                            384,332               976,644               1,745,911
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       36                 2,960                   4,720
 Payable for fund shares
  purchased                                   --                    --                      --
 Other liabilities                            --                    --                      --
                                      ----------            ----------            ------------
 Total liabilities                            36                 2,960                   4,720
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $384,296              $973,684              $1,741,191
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            26,864                65,427                  77,006
 Minimum unit fair value #*               $13.97                $14.46                  $21.94
 Maximum unit fair value #*               $14.59                $15.10                  $22.88
 Contract liability                     $384,296              $973,684              $1,741,191
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --


                                      PRUDENTIAL              JPMORGAN               JPMORGAN
                                    JENNISON 20/20              CORE                SMALL CAP
                                      FOCUS FUND             BOND FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        35,901                 102,692                 6,896
                                      ==========            ============            ==========
  Cost                                  $564,722              $1,203,542              $230,646
                                      ==========            ============            ==========
  Market value                          $572,979              $1,239,493              $239,696
 Due from Sponsor Company                     --                      --                   560
 Receivable from fund shares
  sold                                        74                      67                    --
 Other assets                                 --                      --                     1
                                      ----------            ------------            ----------
 Total assets                            573,053               1,239,560               240,257
                                      ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                       74                      67                    --
 Payable for fund shares
  purchased                                   --                      --                   560
 Other liabilities                            --                      --                    --
                                      ----------            ------------            ----------
 Total liabilities                            74                      67                   560
                                      ----------            ------------            ----------
NET ASSETS:
 For contract liabilities               $572,979              $1,239,493              $239,697
                                      ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            27,875                  95,971                 9,867
 Minimum unit fair value #*               $19.92                  $12.49                $23.71
 Maximum unit fair value #*               $20.89                  $13.10                $24.40
 Contract liability                     $572,979              $1,239,493              $239,697
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                     SMALL CAP             SMALL CAP
                                    GROWTH FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       84,196                23,636
                                     ==========            ==========
  Cost                                 $860,820              $439,539
                                     ==========            ==========
  Market value                         $910,163              $486,419
 Due from Sponsor Company                    37                    40
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           910,200               486,459
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                                  37                    40
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                           37                    40
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $910,163              $486,419
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           35,399                18,306
 Minimum unit fair value #*              $24.96                $25.48
 Maximum unit fair value #*              $26.18                $26.73
 Contract liability                    $910,163              $486,419
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JPMORGAN                                    JPMORGAN
                                      U.S. REAL              JPMORGAN          SMARTRETIREMENT
                                     ESTATE FUND         U.S. EQUITY FUND         2010 FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        12,257                18,788                22,213
                                      ==========            ==========            ==========
  Cost                                  $193,057              $207,175              $346,392
                                      ==========            ==========            ==========
  Market value                          $194,527              $210,609              $352,739
 Due from Sponsor Company                     --                    --                 2,278
 Receivable from fund shares
  sold                                        45                    36                    --
 Other assets                                 --                    --                    --
                                      ----------            ----------            ----------
 Total assets                            194,572               210,645               355,017
                                      ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       45                    36                    --
 Payable for fund shares
  purchased                                   --                    --                 2,278
 Other liabilities                            --                    --                    --
                                      ----------            ----------            ----------
 Total liabilities                            45                    36                 2,278
                                      ----------            ----------            ----------
NET ASSETS:
 For contract liabilities               $194,527              $210,609              $352,739
                                      ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             5,705                16,054                32,465
 Minimum unit fair value #*               $33.74                $12.79                $10.76
 Maximum unit fair value #*               $34.39                $13.25                $11.02
 Contract liability                     $194,527              $210,609              $352,739
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

                                       JPMORGAN              JPMORGAN               JPMORGAN
                                   SMARTRETIREMENT       SMARTRETIREMENT        SMARTRETIREMENT
                                      2015 FUND             2020 FUND              2025 FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        38,479                39,974                  78,711
                                      ==========            ==========            ============
  Cost                                  $596,132              $615,154              $1,160,795
                                      ==========            ==========            ============
  Market value                          $619,510              $649,582              $1,211,362
 Due from Sponsor Company                    373                   838                      --
 Receivable from fund shares
  sold                                        --                    --                  24,145
 Other assets                                 --                    --                      --
                                      ----------            ----------            ------------
 Total assets                            619,883               650,420               1,235,507
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                    --                  24,145
 Payable for fund shares
  purchased                                  373                   838                      --
 Other liabilities                            --                    --                      --
                                      ----------            ----------            ------------
 Total liabilities                           373                   838                  24,145
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $619,510              $649,582              $1,211,362
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            56,366                58,827                 111,582
 Minimum unit fair value #*               $10.83                $10.86                  $10.79
 Maximum unit fair value #*               $11.09                $11.12                  $11.05
 Contract liability                     $619,510              $649,582              $1,211,362
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         JPMORGAN               JPMORGAN
                                     SMARTRETIREMENT        SMARTRETIREMENT
                                        2030 FUND              2035 FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           67,379                28,430
                                       ============            ==========
  Cost                                     $984,605              $411,504
                                       ============            ==========
  Market value                           $1,083,448              $432,136
 Due from Sponsor Company                       737                    --
 Receivable from fund shares
  sold                                           --                25,103
 Other assets                                    --                    --
                                       ------------            ----------
 Total assets                             1,084,185               457,239
                                       ------------            ----------
LIABILITIES:
 Due to Sponsor Company                          --                25,103
 Payable for fund shares
  purchased                                     737                    --
 Other liabilities                               --                    --
                                       ------------            ----------
 Total liabilities                              737                25,103
                                       ------------            ----------
NET ASSETS:
 For contract liabilities                $1,083,448              $432,136
                                       ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               99,340                40,082
 Minimum unit fair value #*                  $10.69                $10.67
 Maximum unit fair value #*                  $10.95                $10.93
 Contract liability                      $1,083,448              $432,136
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                    --
 Minimum unit fair value #*                      --                    --
 Maximum unit fair value #*                      --                    --
 Contract liability                              --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JPMORGAN              JPMORGAN              JPMORGAN
                                   SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                      2040 FUND             2045 FUND             2050 FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        39,877                17,904                53,587
                                      ==========            ==========            ==========
  Cost                                  $580,514              $258,629              $736,738
                                      ==========            ==========            ==========
  Market value                          $640,822              $273,574              $818,277
 Due from Sponsor Company                  1,604                    --                    --
 Receivable from fund shares
  sold                                        --                 1,714                    55
 Other assets                                 --                    --                    --
                                      ----------            ----------            ----------
 Total assets                            642,426               275,288               818,332
                                      ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       --                 1,714                    55
 Payable for fund shares
  purchased                                1,604                    --                    --
 Other liabilities                            --                    --                    --
                                      ----------            ----------            ----------
 Total liabilities                         1,604                 1,714                    55
                                      ----------            ----------            ----------
NET ASSETS:
 For contract liabilities               $640,822              $273,574              $818,277
                                      ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            58,873                25,280                74,979
 Minimum unit fair value #*               $10.67                $10.68                $10.67
 Maximum unit fair value #*               $10.92                $10.93                $10.92
 Contract liability                     $640,822              $273,574              $818,277
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

                                       JPMORGAN              JP MORGAN              JP MORGAN
                                   SMARTRETIREMENT        SMARTRETIREMENT          PRIME MONEY
                                     INCOME FUND             2055 FUND             MARKET FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (20)          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         7,137                   17                 1,755,668
                                      ==========              =======              ============
  Cost                                  $108,431                 $279                $1,755,668
                                      ==========              =======              ============
  Market value                          $116,835                 $281                $1,755,668
 Due from Sponsor Company                     --                   --                        --
 Receivable from fund shares
  sold                                        12                    1                       946
 Other assets                                 --                   --                         2
                                      ----------              -------              ------------
 Total assets                            116,847                  282                 1,756,616
                                      ----------              -------              ------------
LIABILITIES:
 Due to Sponsor Company                       12                    1                       946
 Payable for fund shares
  purchased                                   --                   --                        --
 Other liabilities                            --                   --                        --
                                      ----------              -------              ------------
 Total liabilities                            12                    1                       946
                                      ----------              -------              ------------
NET ASSETS:
 For contract liabilities               $116,835                 $281                $1,755,670
                                      ==========              =======              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            10,862                   26                   180,179
 Minimum unit fair value #*               $10.76               $10.56                     $9.65
 Maximum unit fair value #*               $10.76               $10.59                     $9.86
 Contract liability                     $116,835                 $281                $1,755,670
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                        --
 Minimum unit fair value #*                   --                   --                        --
 Maximum unit fair value #*                   --                   --                        --
 Contract liability                           --                   --                        --

(20) Funded as of October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          KEELEY
                                        SMALL CAP            LOOMIS SAYLES
                                        VALUE FUND             BOND FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           58,543                42,800
                                       ============            ==========
  Cost                                   $1,416,050              $613,347
                                       ============            ==========
  Market value                           $1,674,317              $642,423
 Due from Sponsor Company                        63                   837
 Receivable from fund shares
  sold                                           --                    --
 Other assets                                    --                    --
                                       ------------            ----------
 Total assets                             1,674,380               643,260
                                       ------------            ----------
LIABILITIES:
 Due to Sponsor Company                          --                    --
 Payable for fund shares
  purchased                                      63                   837
 Other liabilities                               --                    --
                                       ------------            ----------
 Total liabilities                               63                   837
                                       ------------            ----------
NET ASSETS:
 For contract liabilities                $1,674,317              $642,423
                                       ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              107,664                35,363
 Minimum unit fair value #*                  $13.63                $17.88
 Maximum unit fair value #*                  $28.60                $18.76
 Contract liability                      $1,674,317              $642,423
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                    --
 Minimum unit fair value #*                      --                    --
 Maximum unit fair value #*                      --                    --
 Contract liability                              --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LKCM AQUINAS         LKCM AQUINAS          LORD ABBETT
                                     GROWTH FUND          VALUE FUND         AFFILIATED FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,470                5,338                56,252
                                      =========            =========            ==========
  Cost                                  $62,087              $68,661              $601,538
                                      =========            =========            ==========
  Market value                          $64,290              $75,697              $676,019
 Due from Sponsor Company                    --                   --                   386
 Receivable from fund shares
  sold                                       13                   15                    --
 Other assets                                --                   --                    --
                                      ---------            ---------            ----------
 Total assets                            64,303               75,712               676,405
                                      ---------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                      13                   15                    --
 Payable for fund shares
  purchased                                  --                   --                   386
 Other liabilities                           --                   --                    --
                                      ---------            ---------            ----------
 Total liabilities                           13                   15                   386
                                      ---------            ---------            ----------
NET ASSETS:
 For contract liabilities               $64,290              $75,697              $676,019
                                      =========            =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            4,984                5,789                74,527
 Minimum unit fair value #*              $12.90               $13.05                 $8.44
 Maximum unit fair value #*              $12.90               $13.12                $10.55
 Contract liability                     $64,290              $75,697              $676,019
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                   --                    --
 Minimum unit fair value #*                  --                   --                    --
 Maximum unit fair value #*                  --                   --                    --
 Contract liability                          --                   --                    --

                                      LORD ABBETT             LORD ABBETT             LORD ABBETT
                                      FUNDAMENTAL                 BOND                   GROWTH
                                      EQUITY FUND            DEBENTURE FUND        OPPORTUNITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         260,394                 249,625                 12,472
                                      ============            ============             ==========
  Cost                                  $3,158,088              $1,882,182               $234,819
                                      ============            ============             ==========
  Market value                          $3,426,254              $2,035,433               $242,742
 Due from Sponsor Company                       --                   3,119                      5
 Receivable from fund shares
  sold                                       8,195                      --                     --
 Other assets                                   --                       8                     --
                                      ------------            ------------             ----------
 Total assets                            3,434,449               2,038,560                242,747
                                      ------------            ------------             ----------
LIABILITIES:
 Due to Sponsor Company                      8,195                      --                     --
 Payable for fund shares
  purchased                                     --                   3,119                      5
 Other liabilities                              --                      --                     --
                                      ------------            ------------             ----------
 Total liabilities                           8,195                   3,119                      5
                                      ------------            ------------             ----------
NET ASSETS:
 For contract liabilities               $3,426,254              $2,035,441               $242,742
                                      ============            ============             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             209,025                 141,121                 20,293
 Minimum unit fair value #*                 $11.52                  $13.53                 $11.50
 Maximum unit fair value #*                 $34.40                  $15.63                 $13.76
 Contract liability                     $3,426,254              $2,035,441               $242,742
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                     --
 Minimum unit fair value #*                     --                      --                     --
 Maximum unit fair value #*                     --                      --                     --
 Contract liability                             --                      --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                      LORD ABBETT            CALIBRATED
                                        CLASSIC               DIVIDEND
                                       STOCK FUND           GROWTH FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT (21)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          4,094                18,122
                                       ==========            ==========
  Cost                                   $106,302              $193,976
                                       ==========            ==========
  Market value                           $125,116              $226,958
 Due from Sponsor Company                      --                    --
 Receivable from fund shares
  sold                                         71                   132
 Other assets                                  --                    --
                                       ----------            ----------
 Total assets                             125,187               227,090
                                       ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        71                   132
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                              1                     1
                                       ----------            ----------
 Total liabilities                             72                   133
                                       ----------            ----------
NET ASSETS:
 For contract liabilities                $125,115              $226,957
                                       ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             12,494                21,520
 Minimum unit fair value #*                 $9.99                $10.37
 Maximum unit fair value #*                $11.93                $12.66
 Contract liability                      $125,115              $226,957
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(21) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT            LORD ABBETT             LORD ABBETT
                                        TOTAL                SMALL CAP               DEVELOPING
                                     RETURN FUND             BLEND FUND          GROWTH FUND, INC.
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        53,221                 136,102                  66,198
                                      ==========            ============            ============
  Cost                                  $573,050              $1,995,575              $1,296,910
                                      ==========            ============            ============
  Market value                          $573,195              $2,265,252              $1,318,027
 Due from Sponsor Company                    267                   2,331                      --
 Receivable from fund shares
  sold                                        --                      --                   1,786
 Other assets                                 --                      --                      --
                                      ----------            ------------            ------------
 Total assets                            573,462               2,267,583               1,319,813
                                      ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                   1,786
 Payable for fund shares
  purchased                                  267                   2,331                      --
 Other liabilities                            --                       1                      --
                                      ----------            ------------            ------------
 Total liabilities                           267                   2,332                   1,786
                                      ----------            ------------            ------------
NET ASSETS:
 For contract liabilities               $573,195              $2,265,251              $1,318,027
                                      ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            40,838                 197,925                 102,700
 Minimum unit fair value #*               $13.99                   $9.41                  $12.23
 Maximum unit fair value #*               $14.58                  $15.20                  $15.42
 Contract liability                     $573,195              $2,265,251              $1,318,027
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

                                                                                    LEGG MASON
                                     LORD ABBETT            LORD ABBETT              CAPITAL
                                    INTERNATIONAL              VALUE                MANAGEMENT
                                   CORE EQUITY FUND      OPPORTUNITIES FUND     VALUE TRUST, INC.
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        21,928                 21,440                  4,047
                                      ==========             ==========             ==========
  Cost                                  $256,046               $317,672               $272,855
                                      ==========             ==========             ==========
  Market value                          $257,872               $355,483               $196,416
 Due from Sponsor Company                     --                     89                    806
 Receivable from fund shares
  sold                                        38                     --                     --
 Other assets                                 --                     --                     --
                                      ----------             ----------             ----------
 Total assets                            257,910                355,572                197,222
                                      ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                       38                     --                     --
 Payable for fund shares
  purchased                                   --                     89                    806
 Other liabilities                            --                     --                     --
                                      ----------             ----------             ----------
 Total liabilities                            38                     89                    806
                                      ----------             ----------             ----------
NET ASSETS:
 For contract liabilities               $257,872               $355,483               $196,416
                                      ==========             ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            31,051                 28,258                 17,298
 Minimum unit fair value #*                $7.95                 $12.40                  $6.33
 Maximum unit fair value #*               $11.18                 $12.67                 $48.54
 Contract liability                     $257,872               $355,483               $196,416
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                     --
 Minimum unit fair value #*                   --                     --                     --
 Maximum unit fair value #*                   --                     --                     --
 Contract liability                           --                     --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            MFS EMERGING
                                      BMO MID-CAP             MARKETS
                                       VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT (39)        SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         22,160                23,144
                                       ==========            ==========
  Cost                                   $257,463              $350,326
                                       ==========            ==========
  Market value                           $295,828              $378,860
 Due from Sponsor Company                      --                   375
 Receivable from fund shares
  sold                                         24                    --
 Other assets                                  --                     2
                                       ----------            ----------
 Total assets                             295,852               379,237
                                       ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        24                    --
 Payable for fund shares
  purchased                                    --                   375
 Other liabilities                             --                    --
                                       ----------            ----------
 Total liabilities                             24                   375
                                       ----------            ----------
NET ASSETS:
 For contract liabilities                $295,828              $378,862
                                       ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             28,224                27,964
 Minimum unit fair value #*                $10.01                $13.40
 Maximum unit fair value #*                $12.85                $13.69
 Contract liability                      $295,828              $378,862
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(39) Formerly Marshall Mid-Cap Value Fund. Change effective February 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MASSACHUSETTS                                MFS INTERNATIONAL
                                    INVESTORS GROWTH            MFS HIGH                 NEW
                                       STOCK FUND             INCOME FUND           DISCOVERY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         168,257                 387,271                13,615
                                      ============            ============            ==========
  Cost                                  $2,356,781              $1,367,888              $311,261
                                      ============            ============            ==========
  Market value                          $2,998,335              $1,390,302              $326,493
 Due from Sponsor Company                       --                     334                   737
 Receivable from fund shares
  sold                                          93                      --                    --
 Other assets                                   --                       4                    --
                                      ------------            ------------            ----------
 Total assets                            2,998,428               1,390,640               327,230
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                         93                      --                    --
 Payable for fund shares
  purchased                                     --                     334                   737
 Other liabilities                              --                      --                     1
                                      ------------            ------------            ----------
 Total liabilities                              93                     334                   738
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $2,998,335              $1,390,306              $326,492
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             275,420                  71,294                14,848
 Minimum unit fair value #*                 $10.01                  $11.16                $13.23
 Maximum unit fair value #*                 $14.55                  $21.08                $23.98
 Contract liability                     $2,998,335              $1,390,306              $326,492
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --


                                     MFS MID CAP             MFS NEW              MFS RESEARCH
                                     GROWTH FUND          DISCOVERY FUND       INTERNATIONAL FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        47,416                17,094                 103,846
                                      ==========            ==========            ============
  Cost                                  $393,665              $339,670              $1,454,576
                                      ==========            ==========            ============
  Market value                          $473,211              $357,774              $1,569,111
 Due from Sponsor Company                    253                    --                   2,927
 Receivable from fund shares
  sold                                        --                     1                      --
 Other assets                                 --                    --                      --
                                      ----------            ----------            ------------
 Total assets                            473,464               357,775               1,572,038
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                     1                      --
 Payable for fund shares
  purchased                                  253                    --                   2,927
 Other liabilities                            --                    --                      --
                                      ----------            ----------            ------------
 Total liabilities                           253                     1                   2,927
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $473,211              $357,774              $1,569,111
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            49,035                35,088                 183,928
 Minimum unit fair value #*                $9.31                 $9.97                   $8.41
 Maximum unit fair value #*               $10.32                $10.20                   $8.71
 Contract liability                     $473,211              $357,774              $1,569,111
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        MFS TOTAL                  MFS
                                       RETURN FUND            UTILITIES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          101,467                 316,048
                                       ============            ============
  Cost                                   $1,434,185              $4,953,346
                                       ============            ============
  Market value                           $1,544,325              $5,882,309
 Due from Sponsor Company                       910                      --
 Receivable from fund shares
  sold                                           --                   3,806
 Other assets                                     1                       2
                                       ------------            ------------
 Total assets                             1,545,236               5,886,117
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          --                   3,806
 Payable for fund shares
  purchased                                     910                      --
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                              910                   3,806
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $1,544,326              $5,882,311
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              136,208                 331,248
 Minimum unit fair value #*                  $10.61                  $11.00
 Maximum unit fair value #*                  $12.65                  $31.32
 Contract liability                      $1,544,326              $5,882,311
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          MFS                MFS RESEARCH        MFS MASSACHUSETTS
                                       VALUE FUND             BOND FUND           INVESTORS TRUST
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         261,770                14,292                 40,343
                                      ============            ==========             ==========
  Cost                                  $5,943,750              $154,407               $824,909
                                      ============            ==========             ==========
  Market value                          $6,622,796              $158,786               $860,923
 Due from Sponsor Company                    2,975                    --                    343
 Receivable from fund shares
  sold                                          --                    43                     --
 Other assets                                   --                     1                     --
                                      ------------            ----------             ----------
 Total assets                            6,625,771               158,830                861,266
                                      ------------            ----------             ----------
LIABILITIES:
 Due to Sponsor Company                         --                    43                     --
 Payable for fund shares
  purchased                                  2,975                    --                    343
 Other liabilities                               1                    --                     --
                                      ------------            ----------             ----------
 Total liabilities                           2,976                    43                    343
                                      ------------            ----------             ----------
NET ASSETS:
 For contract liabilities               $6,622,795              $158,787               $860,923
                                      ============            ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             568,106                11,503                 41,320
 Minimum unit fair value #*                  $9.70                $13.52                 $20.20
 Maximum unit fair value #*                 $17.07                $14.09                 $21.19
 Contract liability                     $6,622,795              $158,787               $860,923
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                     --
 Minimum unit fair value #*                     --                    --                     --
 Maximum unit fair value #*                     --                    --                     --
 Contract liability                             --                    --                     --

                                   MFS INTERNATIONAL          MFS CORE            MFS GOVERNMENT
                                      GROWTH FUND           EQUITY FUND          SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,653                 40,709                 435,554
                                       =========             ==========            ============
  Cost                                   $39,073               $813,274              $4,529,891
                                       =========             ==========            ============
  Market value                           $41,130               $822,703              $4,564,602
 Due from Sponsor Company                     --                     --                   5,645
 Receivable from fund shares
  sold                                        21                  6,405                      --
 Other assets                                 --                     --                       2
                                       ---------             ----------            ------------
 Total assets                             41,151                829,108               4,570,249
                                       ---------             ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       21                  6,405                      --
 Payable for fund shares
  purchased                                   --                     --                   5,645
 Other liabilities                            --                      1                      --
                                       ---------             ----------            ------------
 Total liabilities                            21                  6,406                   5,645
                                       ---------             ----------            ------------
NET ASSETS:
 For contract liabilities                $41,130               $822,702              $4,564,604
                                       =========             ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             3,290                 75,425                 369,828
 Minimum unit fair value #*               $12.48                 $10.45                  $11.94
 Maximum unit fair value #*               $12.62                 $16.00                  $12.65
 Contract liability                      $41,130               $822,702              $4,564,604
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                      --
 Minimum unit fair value #*                   --                     --                      --
 Maximum unit fair value #*                   --                     --                      --
 Contract liability                           --                     --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL              MFS
                                      VALUE FUND           TECHNOLOGY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         80,961                 5,310
                                     ============             =========
  Cost                                 $1,989,041               $83,197
                                     ============             =========
  Market value                         $2,179,472               $89,792
 Due from Sponsor Company                      --                    --
 Receivable from fund shares
  sold                                        498                    28
 Other assets                                  --                     1
                                     ------------             ---------
 Total assets                           2,179,970                89,821
                                     ------------             ---------
LIABILITIES:
 Due to Sponsor Company                       498                    28
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                              1                    --
                                     ------------             ---------
 Total liabilities                            499                    28
                                     ------------             ---------
NET ASSETS:
 For contract liabilities              $2,179,471               $89,793
                                     ============             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             99,732                 3,607
 Minimum unit fair value #*                $19.55                $24.46
 Maximum unit fair value #*                $26.92                $24.94
 Contract liability                    $2,179,471               $89,793
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               MFS INVESTORS
                                      MFS CORE              MFS HIGH              GROWTH
                                    EQUITY SERIES        INCOME SERIES         STOCK SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          637                12,719                  861
                                      =========            ==========            =========
  Cost                                  $10,210              $103,080               $8,401
                                      =========            ==========            =========
  Market value                          $11,270              $111,675              $10,507
 Due from Sponsor Company                    --                    --                   --
 Receivable from fund shares
  sold                                        1                     6                    1
 Other assets                                --                    --                   --
                                      ---------            ----------            ---------
 Total assets                            11,271               111,681               10,508
                                      ---------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                       1                     6                    1
 Payable for fund shares
  purchased                                  --                    --                   --
 Other liabilities                           --                    --                   --
                                      ---------            ----------            ---------
 Total liabilities                            1                     6                    1
                                      ---------            ----------            ---------
NET ASSETS:
 For contract liabilities               $11,270              $111,675              $10,507
                                      =========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              908                 7,720                  805
 Minimum unit fair value #*              $12.41                $14.47               $13.05
 Maximum unit fair value #*              $12.41                $14.47               $13.05
 Contract liability                     $11,270              $111,675              $10,507
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                   --
 Minimum unit fair value #*                  --                    --                   --
 Maximum unit fair value #*                  --                    --                   --
 Contract liability                          --                    --                   --

                                                                                    BLACKROCK
                                    MFS UTILITIES           MFS GROWTH               GLOBAL
                                        SERIES                 FUND              ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         6,349                 2,496                  587,446
                                      ==========            ==========            =============
  Cost                                  $170,896              $114,683              $11,091,542
                                      ==========            ==========            =============
  Market value                          $175,420              $121,227              $11,596,184
 Due from Sponsor Company                     --                    --                    1,740
 Receivable from fund shares
  sold                                        10                     9                       --
 Other assets                                 --                     2                       --
                                      ----------            ----------            -------------
 Total assets                            175,430               121,238               11,597,924
                                      ----------            ----------            -------------
LIABILITIES:
 Due to Sponsor Company                       10                     9                       --
 Payable for fund shares
  purchased                                   --                    --                    1,740
 Other liabilities                            --                    --                       --
                                      ----------            ----------            -------------
 Total liabilities                            10                     9                    1,740
                                      ----------            ----------            -------------
NET ASSETS:
 For contract liabilities               $175,420              $121,229              $11,596,184
                                      ==========            ==========            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            11,102                11,030                  949,367
 Minimum unit fair value #*               $13.78                $10.95                   $11.00
 Maximum unit fair value #*               $15.89                $11.05                   $14.39
 Contract liability                     $175,420              $121,229              $11,596,184
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                       --
 Minimum unit fair value #*                   --                    --                       --
 Maximum unit fair value #*                   --                    --                       --
 Contract liability                           --                    --                       --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       BLACKROCK               BLACKROCK
                                       LARGE CAP                 VALUE
                                       CORE FUND          OPPORTUNITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         32,276                  1,425
                                       ==========              =========
  Cost                                   $368,377                $26,747
                                       ==========              =========
  Market value                           $392,478                $29,929
 Due from Sponsor Company                      18                     --
 Receivable from fund shares
  sold                                         --                      8
 Other assets                                  --                     --
                                       ----------              ---------
 Total assets                             392,496                 29,937
                                       ----------              ---------
LIABILITIES:
 Due to Sponsor Company                        --                      8
 Payable for fund shares
  purchased                                    18                     --
 Other liabilities                             --                     --
                                       ----------              ---------
 Total liabilities                             18                      8
                                       ----------              ---------
NET ASSETS:
 For contract liabilities                $392,478                $29,929
                                       ==========              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             41,814                  2,785
 Minimum unit fair value #*                 $8.64                 $10.75
 Maximum unit fair value #*                $10.77                 $10.75
 Contract liability                      $392,478                $29,929
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --
 Minimum unit fair value #*                    --                     --
 Maximum unit fair value #*                    --                     --
 Contract liability                            --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     BLACKROCK
                                      BLACKROCK              BLACKROCK             INTERNATIONAL
                                      SMALL CAP            MID CAP VALUE           OPPORTUNITIES
                                     GROWTH FUND         OPPORTUNITIES FUND          PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        44,372                  63,274                  37,811
                                      ==========            ============            ============
  Cost                                  $538,348                $967,564              $1,108,634
                                      ==========            ============            ============
  Market value                          $562,185              $1,176,266              $1,238,323
 Due from Sponsor Company                    112                     561                      --
 Receivable from fund shares
  sold                                        --                      --                   9,409
 Other assets                                 --                      --                      --
                                      ----------            ------------            ------------
 Total assets                            562,297               1,176,827               1,247,732
                                      ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                   9,409
 Payable for fund shares
  purchased                                  112                     561                      --
 Other liabilities                            --                      --                      --
                                      ----------            ------------            ------------
 Total liabilities                           112                     561                   9,409
                                      ----------            ------------            ------------
NET ASSETS:
 For contract liabilities               $562,185              $1,176,266              $1,238,323
                                      ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            49,624                 101,193                 104,803
 Minimum unit fair value #*               $10.40                  $10.65                  $11.47
 Maximum unit fair value #*               $12.87                  $13.88                  $11.88
 Contract liability                     $562,185              $1,176,266              $1,238,323
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

                                      BLACKROCK
                                       MID CAP                 MUNDER             NEUBERGER BERMAN
                                    GROWTH EQUITY           MIDCAP CORE               SOCIALLY
                                      PORTFOLIO             GROWTH FUND           RESPONSIVE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        15,123                  76,424                 37,085
                                      ==========            ============             ==========
  Cost                                  $162,665              $1,988,402               $625,864
                                      ==========            ============             ==========
  Market value                          $188,274              $2,476,785               $682,242
 Due from Sponsor Company                    101                      --                  2,540
 Receivable from fund shares
  sold                                        --                   4,928                     --
 Other assets                                 --                      --                      1
                                      ----------            ------------             ----------
 Total assets                            188,375               2,481,713                684,783
                                      ----------            ------------             ----------
LIABILITIES:
 Due to Sponsor Company                       --                   4,928                     --
 Payable for fund shares
  purchased                                  101                      --                  2,540
 Other liabilities                            --                      --                     --
                                      ----------            ------------             ----------
 Total liabilities                           101                   4,928                  2,540
                                      ----------            ------------             ----------
NET ASSETS:
 For contract liabilities               $188,274              $2,476,785               $682,243
                                      ==========            ============             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            19,449                 171,054                 48,119
 Minimum unit fair value #*                $9.65                  $13.54                 $12.42
 Maximum unit fair value #*                $9.76                  $32.72                 $20.92
 Contract liability                     $188,274              $2,476,785               $682,243
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                     --
 Minimum unit fair value #*                   --                      --                     --
 Maximum unit fair value #*                   --                      --                     --
 Contract liability                           --                      --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     NUVEEN TRADEWINDS           OAKMARK
                                       INTERNATIONAL          INTERNATIONAL
                                        VALUE FUND            SMALL CAP FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           1,536                  39,507
                                         =========              ==========
  Cost                                     $32,607                $683,828
                                         =========              ==========
  Market value                             $32,457                $552,300
 Due from Sponsor Company                       16                      --
 Receivable from fund shares
  sold                                          --                      16
 Other assets                                    1                      --
                                         ---------              ----------
 Total assets                               32,474                 552,316
                                         ---------              ----------
LIABILITIES:
 Due to Sponsor Company                         --                      16
 Payable for fund shares
  purchased                                     16                      --
 Other liabilities                              --                      --
                                         ---------              ----------
 Total liabilities                              16                      16
                                         ---------              ----------
NET ASSETS:
 For contract liabilities                  $32,458                $552,300
                                         =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               3,900                  18,868
 Minimum unit fair value #*                  $8.30                  $29.27
 Maximum unit fair value #*                  $8.33                  $29.27
 Contract liability                        $32,458                $552,300
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --
 Minimum unit fair value #*                     --                      --
 Maximum unit fair value #*                     --                      --
 Contract liability                             --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE OAKMARK        OPPENHEIMER
                                  EQUITY AND           CAPITAL               OPPENHEIMER
                                  INCOME FUND     APPRECIATION FUND          GLOBAL FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     372,853             36,014                  78,183
                                 =============       ============            ============
  Cost                             $10,133,196         $1,496,937              $4,674,408
                                 =============       ============            ============
  Market value                     $10,626,310         $1,742,375              $5,042,783
 Due from Sponsor Company                7,623                 --                      --
 Receivable from fund shares
  sold                                      --                109                   3,899
 Other assets                                1                 --                      --
                                 -------------       ------------            ------------
 Total assets                       10,633,934          1,742,484               5,046,682
                                 -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                109                   3,899
 Payable for fund shares
  purchased                              7,623                 --                      --
 Other liabilities                          --                 --                      --
                                 -------------       ------------            ------------
 Total liabilities                       7,623                109                   3,899
                                 -------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $10,626,311         $1,742,375              $5,042,783
                                 =============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         890,406            142,970                 229,997
 Minimum unit fair value #*             $11.93             $11.50                   $9.64
 Maximum unit fair value #*             $11.93             $12.48                  $91.21
 Contract liability                $10,626,311         $1,742,375              $5,042,783
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                 --                      --
 Minimum unit fair value #*                 --                 --                      --
 Maximum unit fair value #*                 --                 --                      --
 Contract liability                         --                 --                      --

                                     OPPENHEIMER                                 OPPENHEIMER
                                    INTERNATIONAL          OPPENHEIMER         GLOBAL STRATEGIC
                                     GROWTH FUND         MAIN STREET FUND        INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        16,647                 4,425               110,890
                                      ==========            ==========            ==========
  Cost                                  $446,454              $128,190              $455,876
                                      ==========            ==========            ==========
  Market value                          $514,048              $164,065              $483,479
 Due from Sponsor Company                    645                   203                   125
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                 --                    --                     1
                                      ----------            ----------            ----------
 Total assets                            514,693               164,268               483,605
                                      ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       --                    --                    --
 Payable for fund shares
  purchased                                  645                   203                   125
 Other liabilities                            --                    --                    --
                                      ----------            ----------            ----------
 Total liabilities                           645                   203                   125
                                      ----------            ----------            ----------
NET ASSETS:
 For contract liabilities               $514,048              $164,065              $483,480
                                      ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            42,457                17,015                34,234
 Minimum unit fair value #*                $9.77                 $9.54                $13.43
 Maximum unit fair value #*               $14.79                 $9.95                $14.68
 Contract liability                     $514,048              $164,065              $483,480
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       OPPENHEIMER             OPPENHEIMER
                                       MAIN STREET         MAIN STREET SMALL- &
                                      SMALL CAP FUND          MID - CAP FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           94,506                 133,751
                                       ============            ============
  Cost                                   $1,825,889              $4,408,124
                                       ============            ============
  Market value                           $2,171,744              $4,707,380
 Due from Sponsor Company                       596                   9,602
 Receivable from fund shares
  sold                                           --                      --
 Other assets                                    --                       1
                                       ------------            ------------
 Total assets                             2,172,340               4,716,983
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          --                      --
 Payable for fund shares
  purchased                                     596                   9,602
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                              596                   9,602
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $2,171,744              $4,707,381
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              200,523                 189,017
 Minimum unit fair value #*                   $9.95                  $12.77
 Maximum unit fair value #*                  $12.17                  $75.52
 Contract liability                      $2,171,744              $4,707,381
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         OPPENHEIMER          OPPENHEIMER
                                     OPPENHEIMER           CAPITAL           INTERNATIONAL
                                     EQUITY FUND         INCOME FUND           BOND FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        12,863                46               1,012,061
                                      ==========            ======            ============
  Cost                                  $118,016              $376              $6,410,932
                                      ==========            ======            ============
  Market value                          $122,967              $419              $6,659,361
 Due from Sponsor Company                     --                --                   8,587
 Receivable from fund shares
  sold                                        13                --                      --
 Other assets                                 --                --                      54
                                      ----------            ------            ------------
 Total assets                            122,980               419               6,668,002
                                      ----------            ------            ------------
LIABILITIES:
 Due to Sponsor Company                       13                --                      --
 Payable for fund shares
  purchased                                   --                --                   8,587
 Other liabilities                             1                 1                      --
                                      ----------            ------            ------------
 Total liabilities                            14                 1                   8,587
                                      ----------            ------            ------------
NET ASSETS:
 For contract liabilities               $122,966              $418              $6,659,415
                                      ==========            ======            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            10,453                42                 450,050
 Minimum unit fair value #*               $11.32             $9.99                  $13.62
 Maximum unit fair value #*               $11.77             $9.99                  $15.95
 Contract liability                     $122,966              $418              $6,659,415
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                --                      --
 Minimum unit fair value #*                   --                --                      --
 Maximum unit fair value #*                   --                --                      --
 Contract liability                           --                --                      --

                                     OPPENHEIMER           OPPENHEIMER            OPPENHEIMER
                                   SMALL- & MID-CAP        MAIN STREET           GOLD & SPECIAL
                                      VALUE FUND         OPPORTUNITY FUND        MINERALS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        23,942                57,278                  64,066
                                      ==========            ==========            ============
  Cost                                  $766,330              $727,296              $2,301,204
                                      ==========            ==========            ============
  Market value                          $775,946              $816,213              $2,018,717
 Due from Sponsor Company                    615                 1,758                      --
 Receivable from fund shares
  sold                                        --                    --                   1,561
 Other assets                                 --                    --                      --
                                      ----------            ----------            ------------
 Total assets                            776,561               817,971               2,020,278
                                      ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                    --                   1,561
 Payable for fund shares
  purchased                                  615                 1,758                      --
 Other liabilities                            --                     1                      --
                                      ----------            ----------            ------------
 Total liabilities                           615                 1,759                   1,561
                                      ----------            ----------            ------------
NET ASSETS:
 For contract liabilities               $775,946              $816,212              $2,018,717
                                      ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            80,240                75,169                 128,074
 Minimum unit fair value #*                $8.03                 $9.60                  $11.04
 Maximum unit fair value #*               $10.99                $12.19                  $19.89
 Contract liability                     $775,946              $816,212              $2,018,717
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                      --
 Minimum unit fair value #*                   --                    --                      --
 Maximum unit fair value #*                   --                    --                      --
 Contract liability                           --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER
                                        REAL              INTERNATIONAL
                                    ESTATE FUND         DIVERSIFIED FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (22)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       33,754                 1,109
                                     ==========             =========
  Cost                                 $677,514               $13,497
                                     ==========             =========
  Market value                         $770,592               $13,375
 Due from Sponsor Company                   625                    --
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                 1                    --
                                     ----------             ---------
 Total assets                           771,218                13,375
                                     ----------             ---------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                                 625                    --
 Other liabilities                           --                    --
                                     ----------             ---------
 Total liabilities                          625                    --
                                     ----------             ---------
NET ASSETS:
 For contract liabilities              $770,593               $13,375
                                     ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           75,362                 1,132
 Minimum unit fair value #*               $9.78                $11.77
 Maximum unit fair value #*              $10.76                $11.82
 Contract liability                    $770,593               $13,375
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(22) Funded as of November 7, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM              PUTNAM VT             PUTNAM VT
                                       GLOBAL                 HIGH             INTERNATIONAL
                                     EQUITY FUND           YIELD FUND           GROWTH FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,154               119,143                 6,336
                                      =========            ==========            ==========
  Cost                                  $35,687              $805,143              $123,529
                                      =========            ==========            ==========
  Market value                          $37,688              $837,578              $104,729
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                        2                    48                     6
 Other assets                                --                    --                    --
                                      ---------            ----------            ----------
 Total assets                            37,690               837,626               104,735
                                      ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       2                    48                     6
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                      ---------            ----------            ----------
 Total liabilities                            2                    48                     6
                                      ---------            ----------            ----------
NET ASSETS:
 For contract liabilities               $37,688              $837,578              $104,729
                                      =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,655                54,683                 9,714
 Minimum unit fair value #*              $10.31                $15.32                $10.60
 Maximum unit fair value #*              $10.31                $15.32                $10.60
 Contract liability                     $37,688              $837,578              $102,978
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                   165
 Minimum unit fair value #*                  --                    --                $10.60
 Maximum unit fair value #*                  --                    --                $10.60
 Contract liability                          --                    --                $1,751

                                      PUTNAM VT               PUTNAM                PIONEER
                                      MULTI-CAP             SMALL CAP             FUNDAMENTAL
                                     GROWTH FUND            VALUE FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (23)
-------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        13,127                22,895                 4,228
                                      ==========            ==========             =========
  Cost                                  $235,949              $239,291               $75,543
                                      ==========            ==========             =========
  Market value                          $294,709              $350,067               $77,209
 Due from Sponsor Company                     23                    --                    17
 Receivable from fund shares
  sold                                        --                 2,406                    --
 Other assets                                 --                    --                    --
                                      ----------            ----------             ---------
 Total assets                            294,732               352,473                77,226
                                      ----------            ----------             ---------
LIABILITIES:
 Due to Sponsor Company                       --                 2,406                    --
 Payable for fund shares
  purchased                                   23                    --                    17
 Other liabilities                            --                    --                    --
                                      ----------            ----------             ---------
 Total liabilities                            23                 2,406                    17
                                      ----------            ----------             ---------
NET ASSETS:
 For contract liabilities               $294,709              $350,067               $77,209
                                      ==========            ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            23,117                23,618                 6,716
 Minimum unit fair value #*               $12.68                $10.21                $11.48
 Maximum unit fair value #*               $12.68                $10.21                $11.55
 Contract liability                     $293,181              $241,205               $77,209
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               120                10,659                    --
 Minimum unit fair value #*               $12.68                $10.21                    --
 Maximum unit fair value #*               $12.68                $10.21                    --
 Contract liability                       $1,528              $108,862                    --

(23) Formerly Pioneer CullenValue Fund. Change effective June 30, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PIONEER              PIONEER OAK
                                       EMERGING           RIDGE SMALL CAP
                                     MARKETS FUND           GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         61,639                12,437
                                     ============            ==========
  Cost                                 $1,469,349              $359,493
                                     ============            ==========
  Market value                         $1,511,393              $370,355
 Due from Sponsor Company                   2,943                   633
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total assets                           1,514,336               370,988
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    --
 Payable for fund shares
  purchased                                 2,943                   633
 Other liabilities                             --                    --
                                     ------------            ----------
 Total liabilities                          2,943                   633
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $1,511,393              $370,355
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            179,424                16,318
 Minimum unit fair value #*                 $8.04                $22.39
 Maximum unit fair value #*                 $8.84                $22.91
 Contract liability                    $1,511,393              $370,355
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     ALLIANZ NFJ           ALLIANZ NFJ             ALLIANZ NFJ
                                    INTERNATIONAL           SMALL CAP                DIVIDEND
                                     VALUE FUND             VALUE FUND              VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          523                  46,587                 294,253
                                      =========            ============            ============
  Cost                                   $9,928              $1,185,163              $3,361,626
                                      =========            ============            ============
  Market value                          $11,178              $1,324,475              $3,719,359
 Due from Sponsor Company                    --                     236                   6,395
 Receivable from fund shares
  sold                                        5                      --                      --
 Other assets                                --                      --                       1
                                      ---------            ------------            ------------
 Total assets                            11,183               1,324,711               3,725,755
                                      ---------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       5                      --                      --
 Payable for fund shares
  purchased                                  --                     236                   6,395
 Other liabilities                           --                       1                      --
                                      ---------            ------------            ------------
 Total liabilities                            5                     237                   6,395
                                      ---------            ------------            ------------
NET ASSETS:
 For contract liabilities               $11,178              $1,324,474              $3,719,360
                                      =========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,077                 108,501                 387,964
 Minimum unit fair value #*              $10.37                  $11.95                   $9.41
 Maximum unit fair value #*              $10.41                  $12.38                   $9.74
 Contract liability                     $11,178              $1,324,474              $3,719,360
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --                      --
 Minimum unit fair value #*                  --                      --                      --
 Maximum unit fair value #*                  --                      --                      --
 Contract liability                          --                      --                      --

                                                                               PIMCO
                                                            PIMCO             EMERGING
                                   MANAGERS CADENCE         TOTAL             MARKETS
                                     MID-CAP FUND        RETURN FUND         BOND FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,070            3,167,620            109,173
                                       =========        =============       ============
  Cost                                   $43,260          $35,141,161         $1,168,083
                                       =========        =============       ============
  Market value                           $52,337          $35,604,047         $1,364,657
 Due from Sponsor Company                     --               11,809                642
 Receivable from fund shares
  sold                                         8                   --                 --
 Other assets                                 --                   13                  9
                                       ---------        -------------       ------------
 Total assets                             52,345           35,615,869          1,365,308
                                       ---------        -------------       ------------
LIABILITIES:
 Due to Sponsor Company                        8                   --                 --
 Payable for fund shares
  purchased                                   --               11,809                642
 Other liabilities                             1                    1                 --
                                       ---------        -------------       ------------
 Total liabilities                             9               11,810                642
                                       ---------        -------------       ------------
NET ASSETS:
 For contract liabilities                $52,336          $35,604,059         $1,364,666
                                       =========        =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             4,854            2,381,881             86,686
 Minimum unit fair value #*                $9.47               $23.66             $14.89
 Maximum unit fair value #*               $11.72               $28.23             $17.26
 Contract liability                      $52,336          $35,604,059         $1,364,666
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                 --
 Minimum unit fair value #*                   --                   --                 --
 Maximum unit fair value #*                   --                   --                 --
 Contract liability                           --                   --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    PIMCO
                                    REAL             PIONEER
                                 RETURN FUND           FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,581,715           22,162
                                =============       ==========
  Cost                            $18,297,088         $839,581
                                =============       ==========
  Market value                    $19,407,628         $719,162
 Due from Sponsor Company               2,821               --
 Receivable from fund shares
  sold                                  4,926              231
 Other assets                             265               --
                                -------------       ----------
 Total assets                      19,415,640          719,393
                                -------------       ----------
LIABILITIES:
 Due to Sponsor Company                 4,926              231
 Payable for fund shares
  purchased                             2,821               --
 Other liabilities                        303                1
                                -------------       ----------
 Total liabilities                      8,050              232
                                -------------       ----------
NET ASSETS:
 For contract liabilities         $19,407,590         $719,161
                                =============       ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,318,471           70,924
 Minimum unit fair value #*            $25.34            $8.98
 Maximum unit fair value #*            $30.14           $11.34
 Contract liability               $19,407,590         $719,161
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --               --
 Minimum unit fair value #*                --               --
 Maximum unit fair value #*                --               --
 Contract liability                        --               --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PIONEER                 PIONEER                 PIONEER
                                          HIGH                 STRATEGIC                MID CAP
                                       YIELD FUND             INCOME FUND              VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         207,360                 307,198                  53,519
                                      ============            ============            ============
  Cost                                  $1,959,806              $3,308,295              $1,019,364
                                      ============            ============            ============
  Market value                          $2,142,025              $3,465,188              $1,156,545
 Due from Sponsor Company                    3,012                      --                   3,518
 Receivable from fund shares
  sold                                          --                  47,700                      --
 Other assets                                   27                       9                      --
                                      ------------            ------------            ------------
 Total assets                            2,145,064               3,512,897               1,160,063
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                  47,700                      --
 Payable for fund shares
  purchased                                  3,012                      --                   3,518
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                           3,012                  47,700                   3,518
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,142,052              $3,465,197              $1,156,545
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             151,125                 227,472                 116,385
 Minimum unit fair value #*                 $12.71                  $14.50                   $8.83
 Maximum unit fair value #*                 $15.36                  $15.78                  $11.44
 Contract liability                     $2,142,052              $3,465,197              $1,156,545
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                        PIONEER                 PIMCO                 PUTNAM
                                         GROWTH                 TOTAL                 EQUITY
                                   OPPORTUNITIES FUND      RETURN III FUND         INCOME FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (24)        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          8,467                 20,865                21,189
                                       ==========             ==========            ==========
  Cost                                   $195,015               $212,656              $330,369
                                       ==========             ==========            ==========
  Market value                           $240,047               $206,359              $360,004
 Due from Sponsor Company                      --                    793                    --
 Receivable from fund shares
  sold                                         69                     --                   130
 Other assets                                  --                     --                    --
                                       ----------             ----------            ----------
 Total assets                             240,116                207,152               360,134
                                       ----------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        69                     --                   130
 Payable for fund shares
  purchased                                    --                    793                    --
 Other liabilities                              1                     --                     2
                                       ----------             ----------            ----------
 Total liabilities                             70                    793                   132
                                       ----------             ----------            ----------
NET ASSETS:
 For contract liabilities                $240,046               $206,359              $360,002
                                       ==========             ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             18,273                 19,186                31,653
 Minimum unit fair value #*                $12.94                 $10.72                $10.57
 Maximum unit fair value #*                $13.34                 $10.76                $13.68
 Contract liability                      $240,046               $206,359              $360,002
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --                    --
 Minimum unit fair value #*                    --                     --                    --
 Maximum unit fair value #*                    --                     --                    --
 Contract liability                            --                     --                    --

(24) Funded as of November 13, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        PUTNAM                 PUTNAM
                                      HIGH YIELD           INTERNATIONAL
                                    ADVANTAGE FUND          EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        165,654                26,614
                                     ============            ==========
  Cost                                   $979,278              $498,329
                                     ============            ==========
  Market value                         $1,020,430              $512,043
 Due from Sponsor Company                   1,524                    --
 Receivable from fund shares
  sold                                         --                    22
 Other assets                                  --                    --
                                     ------------            ----------
 Total assets                           1,021,954               512,065
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    22
 Payable for fund shares
  purchased                                 1,524                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total liabilities                          1,524                    22
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $1,020,430              $512,043
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             68,053                34,499
 Minimum unit fair value #*                $14.23                 $7.37
 Maximum unit fair value #*                $16.23                $15.12
 Contract liability                    $1,020,430              $512,043
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PUTNAM
                                                          PUTNAM            INTERNATIONAL
                                       PUTNAM            MULTI-CAP             CAPITAL
                                   INVESTORS FUND       GROWTH FUND       OPPORTUNITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         63                  90                 16,820
                                       ======             =======             ==========
  Cost                                   $779              $4,257               $516,026
                                       ======             =======             ==========
  Market value                           $922              $5,033               $552,713
 Due from Sponsor Company                  --                  17                     --
 Receivable from fund shares
  sold                                      1                  --                    432
 Other assets                              --                  --                     --
                                       ------             -------             ----------
 Total assets                             923               5,050                553,145
                                       ------             -------             ----------
LIABILITIES:
 Due to Sponsor Company                     1                  --                    432
 Payable for fund shares
  purchased                                --                  17                     --
 Other liabilities                         --                  --                      1
                                       ------             -------             ----------
 Total liabilities                          1                  17                    433
                                       ------             -------             ----------
NET ASSETS:
 For contract liabilities                $922              $5,033               $552,712
                                       ======             =======             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             99                 480                 61,483
 Minimum unit fair value #*             $9.28               $9.95                  $8.23
 Maximum unit fair value #*             $9.28              $11.57                  $9.45
 Contract liability                      $922              $5,033               $552,712
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                  --                     --
 Minimum unit fair value #*                --                  --                     --
 Maximum unit fair value #*                --                  --                     --
 Contract liability                        --                  --                     --


                                         PUTNAM                  ROYCE                 ROYCE
                                        SMALL CAP                TOTAL                 VALUE
                                       GROWTH FUND            RETURN FUND            PLUS FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            8,303                40,326                40,770
                                      =============            ==========            ==========
  Cost                                     $151,495              $422,609              $547,717
                                      =============            ==========            ==========
  Market value                             $164,309              $424,628              $563,852
 Due from Sponsor Company                       303                    39                   116
 Receivable from fund shares
  sold                                           --                    --                    --
 Other assets                                     1                    --                    --
                                      -------------            ----------            ----------
 Total assets                               164,613               424,667               563,968
                                      -------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                          --                    --                    --
 Payable for fund shares
  purchased                                     303                    39                   116
 Other liabilities                               --                    --                    --
                                      -------------            ----------            ----------
 Total liabilities                              303                    39                   116
                                      -------------            ----------            ----------
NET ASSETS:
 For contract liabilities                  $164,310              $424,628              $563,852
                                      =============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               16,813                18,629                41,345
 Minimum unit fair value #*                   $8.89                $22.32                $11.05
 Maximum unit fair value #*                  $11.28                $23.10                $14.66
 Contract liability                        $164,310              $424,628              $563,852
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                    --                    --
 Minimum unit fair value #*                      --                    --                    --
 Maximum unit fair value #*                      --                    --                    --
 Contract liability                              --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       ROYCE
                                     VALUE FUND           RS VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       70,049                  46,596
                                     ==========            ============
  Cost                                 $636,401              $1,097,988
                                     ==========            ============
  Market value                         $640,249              $1,208,231
 Due from Sponsor Company                    --                   1,422
 Receivable from fund shares
  sold                                       84                      --
 Other assets                                --                       1
                                     ----------            ------------
 Total assets                           640,333               1,209,654
                                     ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      84                      --
 Payable for fund shares
  purchased                                  --                   1,422
 Other liabilities                           --                      --
                                     ----------            ------------
 Total liabilities                           84                   1,422
                                     ----------            ------------
NET ASSETS:
 For contract liabilities              $640,249              $1,208,232
                                     ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           29,310                  95,964
 Minimum unit fair value #*              $21.28                  $12.59
 Maximum unit fair value #*              $22.32                  $12.59
 Contract liability                    $640,249              $1,208,232
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       COLUMBIA                                  COLUMBIA
                                     DIVERSIFIED             COLUMBIA          MULTI-ADVISOR
                                        EQUITY            MID CAP VALUE          SMALL CAP
                                     INCOME FUND         OPPORTUNITY FUND       VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        13,413                37,525              1,437
                                      ==========            ==========            =======
  Cost                                  $134,984              $254,298             $6,580
                                      ==========            ==========            =======
  Market value                          $142,038              $317,089             $8,981
 Due from Sponsor Company                     --                 1,828                 66
 Receivable from fund shares
  sold                                        47                    --                 --
 Other assets                                 --                    --                 --
                                      ----------            ----------            -------
 Total assets                            142,085               318,917              9,047
                                      ----------            ----------            -------
LIABILITIES:
 Due to Sponsor Company                       47                    --                 --
 Payable for fund shares
  purchased                                   --                 1,828                 66
 Other liabilities                            --                    --                 --
                                      ----------            ----------            -------
 Total liabilities                            47                 1,828                 66
                                      ----------            ----------            -------
NET ASSETS:
 For contract liabilities               $142,038              $317,089             $8,981
                                      ==========            ==========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            16,067                33,068                833
 Minimum unit fair value #*                $8.80                 $9.36             $10.77
 Maximum unit fair value #*                $9.24                 $9.86             $11.18
 Contract liability                     $142,038              $317,089             $8,981
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                 --
 Minimum unit fair value #*                   --                    --                 --
 Maximum unit fair value #*                   --                    --                 --
 Contract liability                           --                    --                 --

                                       RIDGEWORTH             RIDGEWORTH
                                       SMALL CAP               MID-CAP               RIDGEWORTH
                                         VALUE                  VALUE               TOTAL RETURN
                                      EQUITY FUND            EQUITY FUND             BOND FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         106,096                73,422                  94,884
                                      ============            ==========            ============
  Cost                                  $1,391,766              $797,607              $1,048,191
                                      ============            ==========            ============
  Market value                          $1,442,902              $856,103              $1,065,548
 Due from Sponsor Company                   17,265                    --                       7
 Receivable from fund shares
  sold                                          --                    83                      --
 Other assets                                   --                    --                       1
                                      ------------            ----------            ------------
 Total assets                            1,460,167               856,186               1,065,556
                                      ------------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    83                      --
 Payable for fund shares
  purchased                                 17,265                    --                       7
 Other liabilities                              --                    --                      --
                                      ------------            ----------            ------------
 Total liabilities                          17,265                    83                       7
                                      ------------            ----------            ------------
NET ASSETS:
 For contract liabilities               $1,442,902              $856,103              $1,065,549
                                      ============            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              59,209                33,083                  89,858
 Minimum unit fair value #*                 $23.93                $25.36                  $11.56
 Maximum unit fair value #*                 $25.10                $26.60                  $11.93
 Contract liability                     $1,442,902              $856,103              $1,065,549
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                      --
 Minimum unit fair value #*                     --                    --                      --
 Maximum unit fair value #*                     --                    --                      --
 Contract liability                             --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     DWS RREEF
                                    REAL ESTATE           DWS EQUITY
                                  SECURITIES FUND       DIVIDEND FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (25)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         684                13,320
                                     =========            ==========
  Cost                                 $11,626              $498,332
                                     =========            ==========
  Market value                         $14,529              $460,612
 Due from Sponsor Company                   --                    --
 Receivable from fund shares
  sold                                      --                    38
 Other assets                               --                    --
                                     ---------            ----------
 Total assets                           14,529               460,650
                                     ---------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    38
 Payable for fund shares
  purchased                                 --                    --
 Other liabilities                          --                    --
                                     ---------            ----------
 Total liabilities                          --                    38
                                     ---------            ----------
NET ASSETS:
 For contract liabilities              $14,529              $460,612
                                     =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,116                56,535
 Minimum unit fair value #*             $13.02                 $7.36
 Maximum unit fair value #*             $13.02                 $9.17
 Contract liability                    $14,529              $460,612
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                    --
 Minimum unit fair value #*                 --                    --
 Maximum unit fair value #*                 --                    --
 Contract liability                         --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(25) Formerly DWS Dreman High Return Equity Fund. Change effective March 1,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           DWS                                            DWS
                                    ENHANCED EMERGING              SSGA                GROWTH &
                                      MARKETS FIXED              S&P 500              INCOME VIP
                                       INCOME FUND              INDEX FUND             PORTFOLIO
                                       SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,432                    45,734                4,583
                                        =========              ============            =========
  Cost                                    $36,276                  $917,693              $34,002
                                        =========              ============            =========
  Market value                            $39,023                $1,057,817              $39,093
 Due from Sponsor Company                      --                       320                   --
 Receivable from fund shares
  sold                                          9                        --                    1
 Other assets                                  --                        --                   --
                                        ---------              ------------            ---------
 Total assets                              39,032                 1,058,137               39,094
                                        ---------              ------------            ---------
LIABILITIES:
 Due to Sponsor Company                         9                        --                    1
 Payable for fund shares
  purchased                                    --                       320                   --
 Other liabilities                             --                        --                   --
                                        ---------              ------------            ---------
 Total liabilities                              9                       320                    1
                                        ---------              ------------            ---------
NET ASSETS:
 For contract liabilities                 $39,023                $1,057,817              $39,093
                                        =========              ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              2,361                    81,710                3,455
 Minimum unit fair value #*                $16.45                    $12.28               $11.32
 Maximum unit fair value #*                $16.77                    $23.13               $11.32
 Contract liability                       $39,023                $1,057,817              $39,093
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                        --                   --
 Minimum unit fair value #*                    --                        --                   --
 Maximum unit fair value #*                    --                        --                   --
 Contract liability                            --                        --                   --

                                                                                   LEGG MASON
                                         DWS                LEGG MASON            CLEARBRIDGE
                                        GLOBAL              CLEARBRIDGE            AGGRESSIVE
                                    THEMATIC FUND        APPRECIATION FUND        GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         5,185                   911                    827
                                      ==========             =========             ==========
  Cost                                  $133,027               $13,938                $94,414
                                      ==========             =========             ==========
  Market value                          $121,698               $14,309               $104,638
 Due from Sponsor Company                     --                    --                     --
 Receivable from fund shares
  sold                                        61                     2                     17
 Other assets                                 --                    --                      1
                                      ----------             ---------             ----------
 Total assets                            121,759                14,311                104,656
                                      ----------             ---------             ----------
LIABILITIES:
 Due to Sponsor Company                       61                     2                     17
 Payable for fund shares
  purchased                                   --                    --                     --
 Other liabilities                             2                    --                     --
                                      ----------             ---------             ----------
 Total liabilities                            63                     2                     17
                                      ----------             ---------             ----------
NET ASSETS:
 For contract liabilities               $121,696               $14,309               $104,639
                                      ==========             =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            13,369                 1,297                  9,636
 Minimum unit fair value #*                $7.69                $11.03                 $10.42
 Maximum unit fair value #*               $10.73                $11.03                 $11.96
 Contract liability                     $121,696               $14,309               $104,639
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                     --
 Minimum unit fair value #*                   --                    --                     --
 Maximum unit fair value #*                   --                    --                     --
 Contract liability                           --                    --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LEGG MASON
                                      PARTNERS            LEGG MASON
                                     CLEARBRIDGE         CLEARBRIDGE
                                     FUNDAMENTAL           MID CAP
                                     VALUE FUND           CORE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         292                10,848
                                       =======            ==========
  Cost                                  $3,696              $238,492
                                       =======            ==========
  Market value                          $4,099              $251,343
 Due from Sponsor Company                   --                     7
 Receivable from fund shares
  sold                                      --                    --
 Other assets                               --                    --
                                       -------            ----------
 Total assets                            4,099               251,350
                                       -------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    --
 Payable for fund shares
  purchased                                 --                     7
 Other liabilities                          --                    --
                                       -------            ----------
 Total liabilities                          --                     7
                                       -------            ----------
NET ASSETS:
 For contract liabilities               $4,099              $251,343
                                       =======            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             377                11,210
 Minimum unit fair value #*              $9.32                $21.92
 Maximum unit fair value #*             $10.89                $22.56
 Contract liability                     $4,099              $251,343
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                    --
 Minimum unit fair value #*                 --                    --
 Maximum unit fair value #*                 --                    --
 Contract liability                         --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LEGG MASON
                                     CLEARBRIDGE             THORNBURG
                                      SMALL CAP            INTERNATIONAL            THORNBURG
                                     GROWTH FUND             VALUE FUND             VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        14,004                 192,734                26,807
                                      ==========            ============            ==========
  Cost                                  $229,316              $4,864,998              $840,655
                                      ==========            ============            ==========
  Market value                          $282,425              $5,285,501              $866,048
 Due from Sponsor Company                     --                   2,795                   650
 Receivable from fund shares
  sold                                        45                      --                    --
 Other assets                                 --                       2                    --
                                      ----------            ------------            ----------
 Total assets                            282,470               5,288,298               866,698
                                      ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                       45                      --                    --
 Payable for fund shares
  purchased                                   --                   2,795                   650
 Other liabilities                            --                      --                    --
                                      ----------            ------------            ----------
 Total liabilities                            45                   2,795                   650
                                      ----------            ------------            ----------
NET ASSETS:
 For contract liabilities               $282,425              $5,285,503              $866,048
                                      ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            22,525                 434,430                66,744
 Minimum unit fair value #*               $10.26                   $8.28                 $8.11
 Maximum unit fair value #*               $15.04                  $18.66                $19.42
 Contract liability                     $282,425              $5,285,503              $866,048
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --


                                       THORNBURG             TIMOTHY PLAN
                                          CORE              LARGE/MID CAP         UBS DYNAMIC
                                      GROWTH FUND             VALUE FUND          ALPHA FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          59,800                 7,062                551
                                      ============            ==========            =======
  Cost                                  $1,004,274              $101,655             $3,357
                                      ============            ==========            =======
  Market value                          $1,145,659              $106,284             $3,732
 Due from Sponsor Company                    1,325                    48                 --
 Receivable from fund shares
  sold                                          --                    --                 --
 Other assets                                    1                    --                 --
                                      ------------            ----------            -------
 Total assets                            1,146,985               106,332              3,732
                                      ------------            ----------            -------
LIABILITIES:
 Due to Sponsor Company                         --                    --                 --
 Payable for fund shares
  purchased                                  1,325                    48                 --
 Other liabilities                              --                    --                 --
                                      ------------            ----------            -------
 Total liabilities                           1,325                    48                 --
                                      ------------            ----------            -------
NET ASSETS:
 For contract liabilities               $1,145,660              $106,284             $3,732
                                      ============            ==========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             102,369                 7,944                228
 Minimum unit fair value #*                  $9.18                $13.26             $16.39
 Maximum unit fair value #*                 $22.48                $13.74             $16.39
 Contract liability                     $1,145,660              $106,284             $3,732
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                 --
 Minimum unit fair value #*                     --                    --                 --
 Maximum unit fair value #*                     --                    --                 --
 Contract liability                             --                    --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      T. ROWE PRICE           T. ROWE PRICE
                                          GROWTH              EQUITY-INCOME
                                        STOCK FUND                 FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           91,517                  46,299
                                       ============            ============
  Cost                                   $3,003,929              $1,020,812
                                       ============            ============
  Market value                           $3,365,999              $1,220,447
 Due from Sponsor Company                     1,431                   2,090
 Receivable from fund shares
  sold                                           --                      --
 Other assets                                    --                      --
                                       ------------            ------------
 Total assets                             3,367,430               1,222,537
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          --                      --
 Payable for fund shares
  purchased                                   1,431                   2,090
 Other liabilities                                1                      --
                                       ------------            ------------
 Total liabilities                            1,432                   2,090
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $3,365,998              $1,220,447
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              310,929                 128,214
 Minimum unit fair value #*                  $10.60                   $9.36
 Maximum unit fair value #*                  $11.16                   $9.85
 Contract liability                      $3,365,998              $1,220,447
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                       RETIREMENT              RETIREMENT              RETIREMENT
                                       2010 FUND               2020 FUND               2030 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         113,545                 448,004                 310,385
                                      ============            ============            ============
  Cost                                  $1,650,011              $6,832,692              $4,951,549
                                      ============            ============            ============
  Market value                          $1,853,053              $7,907,274              $5,804,193
 Due from Sponsor Company                      417                   4,872                   3,965
 Receivable from fund shares
  sold                                          --                      --                      --
 Other assets                                   --                       1                       1
                                      ------------            ------------            ------------
 Total assets                            1,853,470               7,912,147               5,808,159
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                      --                      --
 Payable for fund shares
  purchased                                    417                   4,872                   3,965
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             417                   4,872                   3,965
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $1,853,053              $7,907,275              $5,804,194
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             162,165                 698,221                 521,998
 Minimum unit fair value #*                 $11.27                  $11.11                  $10.90
 Maximum unit fair value #*                 $11.95                  $11.77                  $11.55
 Contract liability                     $1,853,053              $7,907,275              $5,804,194
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

                                     T. ROWE PRICE           T. ROWE PRICE          T. ROWE PRICE
                                       RETIREMENT              RETIREMENT             RETIREMENT
                                       2040 FUND               2050 FUND             INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         148,918                 116,646                31,518
                                      ============            ============            ==========
  Cost                                  $2,376,010              $1,032,154              $407,740
                                      ============            ============            ==========
  Market value                          $2,811,573              $1,229,445              $439,365
 Due from Sponsor Company                    5,715                     832                    17
 Receivable from fund shares
  sold                                          --                      --                    --
 Other assets                                   --                       1                     5
                                      ------------            ------------            ----------
 Total assets                            2,817,288               1,230,278               439,387
                                      ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                         --                      --                    --
 Payable for fund shares
  purchased                                  5,715                     832                    17
 Other liabilities                              --                      --                    --
                                      ------------            ------------            ----------
 Total liabilities                           5,715                     832                    17
                                      ------------            ------------            ----------
NET ASSETS:
 For contract liabilities               $2,811,573              $1,229,446              $439,370
                                      ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             255,785                 112,049                38,171
 Minimum unit fair value #*                 $10.83                  $10.82                $11.37
 Maximum unit fair value #*                 $11.48                  $11.21                $12.06
 Contract liability                     $2,811,573              $1,229,446              $439,370
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                    --
 Minimum unit fair value #*                     --                      --                    --
 Maximum unit fair value #*                     --                      --                    --
 Contract liability                             --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              VANGUARD
                                      UBS GLOBAL             SMALL-CAP
                                    ALLOCATION FUND          INDEX FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          145                   48,624
                                        =======             ============
  Cost                                   $1,462               $1,577,020
                                        =======             ============
  Market value                           $1,394               $1,883,683
 Due from Sponsor Company                    --                    1,341
 Receivable from fund shares
  sold                                        3                       --
 Other assets                                --                       --
                                        -------             ------------
 Total assets                             1,397                1,885,024
                                        -------             ------------
LIABILITIES:
 Due to Sponsor Company                       3                       --
 Payable for fund shares
  purchased                                  --                    1,341
 Other liabilities                            1                       --
                                        -------             ------------
 Total liabilities                            4                    1,341
                                        -------             ------------
NET ASSETS:
 For contract liabilities                $1,393               $1,883,683
                                        =======             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              139                  130,229
 Minimum unit fair value #*               $9.68                   $14.46
 Maximum unit fair value #*              $11.01                   $14.46
 Contract liability                      $1,393               $1,883,683
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                       --
 Minimum unit fair value #*                  --                       --
 Maximum unit fair value #*                  --                       --
 Contract liability                          --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       VANGUARD               VANGUARD                VANGUARD
                                       MID-CAP           TOTAL BOND MARKET       TOTAL STOCK MARKET
                                      INDEX FUND             INDEX FUND              INDEX FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        24,485                 58,349                   9,816
                                      ==========             ==========              ==========
  Cost                                  $478,034               $633,818                $323,434
                                      ==========             ==========              ==========
  Market value                          $550,167               $647,090                $349,826
 Due from Sponsor Company                    645                    744                     500
 Receivable from fund shares
  sold                                        --                     --                      --
 Other assets                                 --                     --                      --
                                      ----------             ----------              ----------
 Total assets                            550,812                647,834                 350,326
                                      ----------             ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       --                     --                      --
 Payable for fund shares
  purchased                                  645                    744                     500
 Other liabilities                            --                      1                      --
                                      ----------             ----------              ----------
 Total liabilities                           645                    745                     500
                                      ----------             ----------              ----------
NET ASSETS:
 For contract liabilities               $550,167               $647,089                $349,826
                                      ==========             ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            39,159                 54,358                  25,714
 Minimum unit fair value #*               $14.05                 $11.90                  $13.61
 Maximum unit fair value #*               $14.05                 $11.90                  $13.61
 Contract liability                     $550,167               $647,089                $349,826
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --                      --
 Minimum unit fair value #*                   --                     --                      --
 Maximum unit fair value #*                   --                     --                      --
 Contract liability                           --                     --                      --

                                        VICTORY                 VICTORY                 VICTORY
                                      DIVERSIFIED               SPECIAL              SMALL COMPANY
                                       STOCK FUND              VALUE FUND           OPPORTUNITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          74,794                 115,545                  72,651
                                      ============            ============            ============
  Cost                                  $1,114,007              $1,745,007              $2,168,310
                                      ============            ============            ============
  Market value                          $1,245,321              $1,852,184              $2,346,609
 Due from Sponsor Company                      197                     716                      --
 Receivable from fund shares
  sold                                          --                      --                   1,487
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            1,245,518               1,852,900               2,348,096
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                      --                   1,487
 Payable for fund shares
  purchased                                    197                     716                      --
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             197                     716                   1,487
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $1,245,321              $1,852,184              $2,346,609
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              95,417                 172,654                 182,955
 Minimum unit fair value #*                  $9.43                   $8.21                  $12.40
 Maximum unit fair value #*                 $16.65                  $16.03                  $13.15
 Contract liability                     $1,245,321              $1,852,184              $2,346,609
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        VICTORY                INVESCO
                                      ESTABLISHED             SMALL CAP
                                       VALUE FUND           DISCOVERY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (26)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         22,294                 160,355
                                       ==========            ============
  Cost                                   $595,347              $1,603,814
                                       ==========            ============
  Market value                           $612,875              $1,617,978
 Due from Sponsor Company                      --                   3,276
 Receivable from fund shares
  sold                                         50                      --
 Other assets                                  --                      --
                                       ----------            ------------
 Total assets                             612,925               1,621,254
                                       ----------            ------------
LIABILITIES:
 Due to Sponsor Company                        50                      --
 Payable for fund shares
  purchased                                    --                   3,276
 Other liabilities                              1                      --
                                       ----------            ------------
 Total liabilities                             51                   3,276
                                       ----------            ------------
NET ASSETS:
 For contract liabilities                $612,874              $1,617,978
                                       ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             26,542                 137,247
 Minimum unit fair value #*                $22.25                  $10.97
 Maximum unit fair value #*                $23.34                  $13.15
 Contract liability                      $612,874              $1,617,978
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(26) Formerly Invesco Van Kampen Small Cap Growth Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 INVESCO                 INVESCO
                                        INVESCO                EQUITY AND               GROWTH AND
                                     COMSTOCK FUND             INCOME FUND             INCOME FUND
                                    SUB-ACCOUNT (27)        SUB-ACCOUNT (28)         SUB-ACCOUNT (29)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         277,165                1,879,963                 144,651
                                      ============            =============            ============
  Cost                                  $4,845,623              $15,816,185              $2,569,292
                                      ============            =============            ============
  Market value                          $4,936,301              $17,276,857              $3,028,988
 Due from Sponsor Company                    1,212                       --                   1,275
 Receivable from fund shares
  sold                                          --                    4,395                      --
 Other assets                                    1                       --                      --
                                      ------------            -------------            ------------
 Total assets                            4,937,514               17,281,252               3,030,263
                                      ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                    4,395                      --
 Payable for fund shares
  purchased                                  1,212                       --                   1,275
 Other liabilities                              --                       --                       1
                                      ------------            -------------            ------------
 Total liabilities                           1,212                    4,395                   1,276
                                      ------------            -------------            ------------
NET ASSETS:
 For contract liabilities               $4,936,302              $17,276,857              $3,028,987
                                      ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             321,005                1,156,059                 288,978
 Minimum unit fair value #*                  $9.56                    $9.19                   $9.43
 Maximum unit fair value #*                 $17.81                   $18.33                  $11.91
 Contract liability                     $4,936,302              $17,276,857              $3,028,987
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                      --
 Minimum unit fair value #*                     --                       --                      --
 Maximum unit fair value #*                     --                       --                      --
 Contract liability                             --                       --                      --

                                         INVESCO                 INVESCO              INVESCO
                                         MID CAP              U.S. MORTGAGE          SMALL CAP
                                       GROWTH FUND                FUND               VALUE FUND
                                   SUB-ACCOUNT (30)(31)     SUB-ACCOUNT (32)      SUB-ACCOUNT (33)
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          31,288                    44                 50,250
                                        ==========               =======             ==========
  Cost                                    $784,159                  $571               $815,436
                                        ==========               =======             ==========
  Market value                            $876,676                  $571               $822,081
 Due from Sponsor Company                      315                    --                     --
 Receivable from fund shares
  sold                                          --                     1                    124
 Other assets                                   --                    --                     --
                                        ----------               -------             ----------
 Total assets                              876,991                   572                822,205
                                        ----------               -------             ----------
LIABILITIES:
 Due to Sponsor Company                         --                     1                    124
 Payable for fund shares
  purchased                                    315                    --                     --
 Other liabilities                               1                    --                     --
                                        ----------               -------             ----------
 Total liabilities                             316                     1                    124
                                        ----------               -------             ----------
NET ASSETS:
 For contract liabilities                 $876,675                  $571               $822,081
                                        ==========               =======             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              70,193                    46                 31,853
 Minimum unit fair value #*                 $10.99                $12.08                 $25.02
 Maximum unit fair value #*                 $13.66                $12.82                 $26.24
 Contract liability                       $876,675                  $571               $822,081
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    --                     --
 Minimum unit fair value #*                     --                    --                     --
 Maximum unit fair value #*                     --                    --                     --
 Contract liability                             --                    --                     --

(27) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(28) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.

(29) Formerly Invesco Van Kampen Growth and Income Fund. Change effective September 24, 2012.

(30) Effective June 8, 2012 Invesco Capital Development Fund merged with Invesco Van Kampen Mid Cap Growth Fund.

(31) Formerly Invesco Van Kampen Mid Cap Growth Fund. Change effective September 24, 2012.

(32) Formerly Invesco Van Kampen U.S. Mortgage Fund. Change effective September 24, 2012.

(33) Formerly Invesco Van Kampen Small Cap Value Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         MORGAN STANLEY
                                       INVESCO            INSTITUTIONAL
                                      AMERICAN             OPPORTUNITY
                                     VALUE FUND             PORTFOLIO
                                  SUB-ACCOUNT (34)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,219                 5,367
                                      =========             =========
  Cost                                  $64,555               $71,086
                                      =========             =========
  Market value                          $70,486               $87,382
 Due from Sponsor Company                    76                    --
 Receivable from fund shares
  sold                                       --                    34
 Other assets                                --                     1
                                      ---------             ---------
 Total assets                            70,562                87,417
                                      ---------             ---------
LIABILITIES:
 Due to Sponsor Company                      --                    34
 Payable for fund shares
  purchased                                  76                    --
 Other liabilities                           --                    --
                                      ---------             ---------
 Total liabilities                           76                    34
                                      ---------             ---------
NET ASSETS:
 For contract liabilities               $70,486               $87,383
                                      =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            2,748                 6,697
 Minimum unit fair value #*              $25.13                $12.92
 Maximum unit fair value #*              $26.36                $13.17
 Contract liability                     $70,486               $87,383
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(34) Formerly Invesco Van Kampen American Value Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO                INVESCO                INVESCO
                                         VALUE               DIVERSIFIED             AMERICAN
                                   OPPORTUNITIES FUND       DIVIDEND FUND         FRANCHISE FUND
                                    SUB-ACCOUNT (35)         SUB-ACCOUNT         SUB-ACCOUNT (36)
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         51,942                 38,325                 5,608
                                       ==========             ==========             =========
  Cost                                   $514,020               $500,582               $70,580
                                       ==========             ==========             =========
  Market value                           $552,148               $515,850               $70,823
 Due from Sponsor Company                      --                     --                   427
 Receivable from fund shares
  sold                                         14                     12                    --
 Other assets                                   1                     --                    --
                                       ----------             ----------             ---------
 Total assets                             552,163                515,862                71,250
                                       ----------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                        14                     12                    --
 Payable for fund shares
  purchased                                    --                     --                   427
 Other liabilities                             --                     --                    --
                                       ----------             ----------             ---------
 Total liabilities                             14                     12                   427
                                       ----------             ----------             ---------
NET ASSETS:
 For contract liabilities                $552,149               $515,850               $70,823
                                       ==========             ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             51,188                 46,573                 7,150
 Minimum unit fair value #*                $10.62                 $10.97                 $9.88
 Maximum unit fair value #*                $10.79                 $11.11                $10.01
 Contract liability                      $552,149               $515,850               $70,823
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --                    --
 Minimum unit fair value #*                    --                     --                    --
 Maximum unit fair value #*                    --                     --                    --
 Contract liability                            --                     --                    --

                                                                                  WELLS FARGO
                                       INVESCO                                     ADVANTAGE
                                     GLOBAL CORE           VANGUARD 500          INTERNATIONAL
                                     EQUITY FUND            INDEX FUND            EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,199                   9,907                4,580
                                      =========            ============            =========
  Cost                                  $15,364              $1,132,290              $48,097
                                      =========            ============            =========
  Market value                          $15,295              $1,301,535              $46,628
 Due from Sponsor Company                    96                     406                   --
 Receivable from fund shares
  sold                                       --                      --                    5
 Other assets                                --                      --                   --
                                      ---------            ------------            ---------
 Total assets                            15,391               1,301,941               46,633
                                      ---------            ------------            ---------
LIABILITIES:
 Due to Sponsor Company                      --                      --                    5
 Payable for fund shares
  purchased                                  96                     406                   --
 Other liabilities                           --                      --                    1
                                      ---------            ------------            ---------
 Total liabilities                           96                     406                    6
                                      ---------            ------------            ---------
NET ASSETS:
 For contract liabilities               $15,295              $1,301,535              $46,627
                                      =========            ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,618                  96,845                4,760
 Minimum unit fair value #*               $9.44                  $13.44                $7.54
 Maximum unit fair value #*               $9.54                  $13.44               $10.24
 Contract liability                     $15,295              $1,301,535              $46,627
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                      --                   --
 Minimum unit fair value #*                  --                      --                   --
 Maximum unit fair value #*                  --                      --                   --
 Contract liability                          --                      --                   --

(35) Formerly Invesco Van Kampen Value Opportunities Fund. Change effective September 24, 2012.

(36) Formerly Invesco Van Kampen American Franchise Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                      WELLS FARGO          COLUMBIA SELIGMAN
                                     ADVANTAGE CORE        COMMUNICATIONS AND
                                       BOND FUND            INFORMATION FUND
                                    SUB-ACCOUNT (37)          SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          9,081                   8,890
                                       ==========              ==========
  Cost                                   $120,012                $378,287
                                       ==========              ==========
  Market value                           $119,959                $365,804
 Due from Sponsor Company                     206                      --
 Receivable from fund shares
  sold                                         --                      53
 Other assets                                   2                      --
                                       ----------              ----------
 Total assets                             120,167                 365,857
                                       ----------              ----------
LIABILITIES:
 Due to Sponsor Company                        --                      53
 Payable for fund shares
  purchased                                   206                      --
 Other liabilities                             --                      --
                                       ----------              ----------
 Total liabilities                            206                      53
                                       ----------              ----------
NET ASSETS:
 For contract liabilities                $119,961                $365,804
                                       ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             10,519                  30,176
 Minimum unit fair value #*                $11.29                  $11.76
 Maximum unit fair value #*                $11.46                  $16.02
 Contract liability                      $119,961                $365,804
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(37) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective December 1, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    COLUMBIA SELIGMAN          TIAA-CREF             TIAA-CREF
                                         GLOBAL                LARGE CAP              EQUITY
                                     TECHNOLOGY FUND          GROWTH FUND           INDEX FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT (9)      SUB-ACCOUNT (38)
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,655                  1,689                 2,250
                                        =========              =========             =========
  Cost                                    $70,568                $24,624               $24,611
                                        =========              =========             =========
  Market value                            $76,349                $24,675               $24,664
 Due from Sponsor Company                      --                     --                    --
 Receivable from fund shares
  sold                                         17                     --                    --
 Other assets                                  --                     --                    --
                                        ---------              ---------             ---------
 Total assets                              76,366                 24,675                24,664
                                        ---------              ---------             ---------
LIABILITIES:
 Due to Sponsor Company                        17                     --                    --
 Payable for fund shares
  purchased                                    --                     --                    --
 Other liabilities                             --                     --                    --
                                        ---------              ---------             ---------
 Total liabilities                             17                     --                    --
                                        ---------              ---------             ---------
NET ASSETS:
 For contract liabilities                 $76,349                $24,675               $24,664
                                        =========              =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              6,614                  2,224                 2,209
 Minimum unit fair value #*                $11.33                 $11.07                $11.17
 Maximum unit fair value #*                $11.89                 $11.09                $11.17
 Contract liability                       $76,349                $24,675               $24,664
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --                    --
 Minimum unit fair value #*                    --                     --                    --
 Maximum unit fair value #*                    --                     --                    --
 Contract liability                            --                     --                    --

                                     LEGG MASON
                                      PARTNERS
                                     CLEARBRIDGE          LIFE POINTS           LIFE POINTS
                                      SMALL CAP             BALANCED           CONSERVATIVE
                                     VALUE FUND          STRATEGY FUND         STRATEGY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,792                16,861                1,005
                                      =========            ==========            =========
  Cost                                  $28,282              $173,601              $10,641
                                      =========            ==========            =========
  Market value                          $34,988              $183,278              $10,958
 Due from Sponsor Company                    14                    --                   --
 Receivable from fund shares
  sold                                       --                    55                   13
 Other assets                                --                    --                   --
                                      ---------            ----------            ---------
 Total assets                            35,002               183,333               10,971
                                      ---------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      --                    55                   13
 Payable for fund shares
  purchased                                  14                    --                   --
 Other liabilities                           --                    --                   --
                                      ---------            ----------            ---------
 Total liabilities                           14                    55                   13
                                      ---------            ----------            ---------
NET ASSETS:
 For contract liabilities               $34,988              $183,278              $10,958
                                      =========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,026                10,296                  733
 Minimum unit fair value #*              $11.32                $17.78               $14.95
 Maximum unit fair value #*              $11.78                $18.30               $14.95
 Contract liability                     $34,988              $183,278              $10,958
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                   --
 Minimum unit fair value #*                  --                    --                   --
 Maximum unit fair value #*                  --                    --                   --
 Contract liability                          --                    --                   --

(9)  Funded as of December 4, 2012.

(38) Funded as of December 18, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      LIFE POINTS           LIFE POINTS
                                         GROWTH              MODERATE
                                     STRATEGY FUND         STRATEGY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,078                5,842
                                       ==========            =========
  Cost                                    $96,204              $60,633
                                       ==========            =========
  Market value                           $103,902              $64,498
 Due from Sponsor Company                      --                   --
 Receivable from fund shares
  sold                                        106                   30
 Other assets                                  --                   --
                                       ----------            ---------
 Total assets                             104,008               64,528
                                       ----------            ---------
LIABILITIES:
 Due to Sponsor Company                       106                   30
 Payable for fund shares
  purchased                                    --                   --
 Other liabilities                             --                   --
                                       ----------            ---------
 Total liabilities                            106                   30
                                       ----------            ---------
NET ASSETS:
 For contract liabilities                $103,902              $64,498
                                       ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              5,498                3,896
 Minimum unit fair value #*                $18.90               $16.55
 Maximum unit fair value #*                $18.90               $16.55
 Contract liability                      $103,902              $64,498
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   --
 Minimum unit fair value #*                    --                   --
 Maximum unit fair value #*                    --                   --
 Contract liability                            --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN CENTURY
                                          EQUITY             AMERICAN CENTURY VP
                                       INCOME FUND               GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $573,380                 $138,612
                                       ------------              -----------
EXPENSES:
 Administrative charges                          --                       --
 Mortality and expense risk
  charges                                  (134,104)                  (4,348)
                                       ------------              -----------
  Total expenses                           (134,104)                  (4,348)
                                       ------------              -----------
  Net investment income (loss)              439,276                  134,264
                                       ------------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     377,752                      709
 Net realized gain on
  distributions                             260,541                  492,602
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,339,170                 (684,499)
                                       ------------              -----------
  Net gain (loss) on investments          1,977,463                 (191,188)
                                       ------------              -----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $2,416,739                 $(56,924)
                                       ============              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN CENTURY
                                     AMERICAN CENTURY VP       AMERICAN CENTURY VP           SMALL CAP
                                        ULTRA(R) FUND             BALANCED FUND              VALUE FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $348                     $3,213                   $31,219
                                           -------                  ---------                ----------
EXPENSES:
 Administrative charges                         --                         --                        --
 Mortality and expense risk
  charges                                     (637)                    (1,156)                   (1,594)
                                           -------                  ---------                ----------
  Total expenses                              (637)                    (1,156)                   (1,594)
                                           -------                  ---------                ----------
  Net investment income (loss)                (289)                     2,057                    29,625
                                           -------                  ---------                ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        248                      5,822                     5,204
 Net realized gain on
  distributions                                 --                         --                   107,351
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            6,836                     10,876                   181,845
                                           -------                  ---------                ----------
  Net gain (loss) on investments             7,084                     16,698                   294,400
                                           -------                  ---------                ----------
  Net increase (decrease) in net
   assets resulting from
   operations                               $6,795                    $18,755                  $324,025
                                           =======                  =========                ==========

                                     AMERICAN CENTURY VP                                 AMERICAN CENTURY
                                        LARGE COMPANY          AMERICAN CENTURY VP      INFLATION-ADJUSTED
                                         VALUE FUND              VISTA(SM) FUND             BOND FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $838                       $ --                  $4,029
                                           -------                  ---------                --------
EXPENSES:
 Administrative charges                         --                         --                      --
 Mortality and expense risk
  charges                                     (531)                    (4,322)                 (2,425)
                                           -------                  ---------                --------
  Total expenses                              (531)                    (4,322)                 (2,425)
                                           -------                  ---------                --------
  Net investment income (loss)                 307                     (4,322)                  1,604
                                           -------                  ---------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      1,943                     61,854                   1,195
 Net realized gain on
  distributions                                 --                         --                   1,726
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            4,516                     18,369                   4,815
                                           -------                  ---------                --------
  Net gain (loss) on investments             6,459                     80,223                   7,736
                                           -------                  ---------                --------
  Net increase (decrease) in net
   assets resulting from
   operations                               $6,766                    $75,901                  $9,340
                                           =======                  =========                ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY        AMERICAN CENTURY VP
                                         EQUITY                  INCOME &
                                       GROWTH FUND              GROWTH FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $867                    $4,063
                                         -------                 ---------
EXPENSES:
 Administrative charges                       --                        --
 Mortality and expense risk
  charges                                   (652)                   (1,349)
                                         -------                 ---------
  Total expenses                            (652)                   (1,349)
                                         -------                 ---------
  Net investment income (loss)               215                     2,714
                                         -------                 ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,146                       (72)
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          5,365                    22,578
                                         -------                 ---------
  Net gain (loss) on investments           6,511                    22,506
                                         -------                 ---------
  Net increase (decrease) in net
   assets resulting from
   operations                             $6,726                   $25,220
                                         =======                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN CENTURY VP
                                      AMERICAN CENTURY VP       AMERICAN CENTURY VP             MID CAP
                                          ULTRA FUND                VALUE FUND                VALUE FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                   $11,747                    $2,686
                                           ---------                 ---------                 ---------
EXPENSES:
 Administrative charges                           --                        --                        --
 Mortality and expense risk
  charges                                     (2,913)                   (4,436)                     (868)
                                           ---------                 ---------                 ---------
  Total expenses                              (2,913)                   (4,436)                     (868)
                                           ---------                 ---------                 ---------
  Net investment income (loss)                (2,913)                    7,311                     1,818
                                           ---------                 ---------                 ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        4,263                   (15,137)                     (234)
 Net realized gain on
  distributions                                   --                        --                     4,192
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             46,937                    88,565                    12,168
                                           ---------                 ---------                 ---------
  Net gain (loss) on investments              51,200                    73,428                    16,126
                                           ---------                 ---------                 ---------
  Net increase (decrease) in net
   assets resulting from
   operations                                $48,287                   $80,739                   $17,944
                                           =========                 =========                 =========

                                      INVESCO V.I.         INVESCO V.I.            INVESCO
                                        SMALL CAP           DIVERSIFIED            EUROPEAN
                                       EQUITY FUND         DIVIDEND FUND         GROWTH FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT (1)        SUB-ACCOUNT
---------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $278                 $9,598
                                        ---------             -------             ----------
EXPENSES:
 Administrative charges                        --                  --                     --
 Mortality and expense risk
  charges                                  (1,463)                (95)                (2,914)
                                        ---------             -------             ----------
  Total expenses                           (1,463)                (95)                (2,914)
                                        ---------             -------             ----------
  Net investment income (loss)             (1,463)                183                  6,684
                                        ---------             -------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     6,268                   2                 11,516
 Net realized gain on
  distributions                                --                  --                  9,681
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          25,309               1,894                 73,414
                                        ---------             -------             ----------
  Net gain (loss) on investments           31,577               1,896                 94,611
                                        ---------             -------             ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $30,114              $2,079               $101,295
                                        =========             =======             ==========

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO               INVESCO
                                     INTERNATIONAL            MID CAP
                                      GROWTH FUND        CORE EQUITY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,100                $1,294
                                       ---------             ---------
EXPENSES:
 Administrative charges                       --                    --
 Mortality and expense risk
  charges                                 (3,463)               (2,054)
                                       ---------             ---------
  Total expenses                          (3,463)               (2,054)
                                       ---------             ---------
  Net investment income (loss)             3,637                  (760)
                                       ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (860)               (5,008)
 Net realized gain on
  distributions                               --                18,128
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         75,606                 9,409
                                       ---------             ---------
  Net gain (loss) on investments          74,746                22,529
                                       ---------             ---------
  Net increase (decrease) in net
   assets resulting from
   operations                            $78,383               $21,769
                                       =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                     INVESCO
                                      SMALL CAP              INVESCO              SMALL CAP
                                     GROWTH FUND         REAL ESTATE FUND        EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $19,940                 $ --
                                      ----------            ----------            ---------
EXPENSES:
 Administrative charges                       --                    --                   --
 Mortality and expense risk
  charges                                 (6,649)              (27,004)              (3,414)
                                      ----------            ----------            ---------
  Total expenses                          (6,649)              (27,004)              (3,414)
                                      ----------            ----------            ---------
  Net investment income (loss)            (6,649)               (7,064)              (3,414)
                                      ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   16,054               181,987               15,902
 Net realized gain on
  distributions                           92,181               379,262               20,852
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         46,727                93,155               10,677
                                      ----------            ----------            ---------
  Net gain (loss) on
   investments                           154,962               654,404               47,431
                                      ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $148,313              $647,340              $44,017
                                      ==========            ==========            =========

                                       INVESCO          AMERICAN CENTURY       AMERICAN CENTURY
                                     DEVELOPING            DIVERSIFIED           PRIME MONEY
                                    MARKETS FUND            BOND FUND            MARKET FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,930               $1,023                    $26
                                      ---------              -------               --------
EXPENSES:
 Administrative charges                      --                   --                     --
 Mortality and expense risk
  charges                                (4,047)                (487)                (2,060)
                                      ---------              -------               --------
  Total expenses                         (4,047)                (487)                (2,060)
                                      ---------              -------               --------
  Net investment income (loss)             (117)                 536                 (2,034)
                                      ---------              -------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     320                   26                     --
 Net realized gain on
  distributions                              --                  422                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        78,029                  397                     --
                                      ---------              -------               --------
  Net gain (loss) on
   investments                           78,349                  845                     --
                                      ---------              -------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $78,232               $1,381                $(2,034)
                                      =========              =======               ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                   ALLIANCEBERNSTEIN
                                 DOMINI SOCIAL          GLOBAL
                                  EQUITY FUND          BOND FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $67               $256
                                     ------              -----
EXPENSES:
 Administrative charges                  --                 --
 Mortality and expense risk
  charges                              (150)               (86)
                                     ------              -----
  Total expenses                       (150)               (86)
                                     ------              -----
  Net investment income (loss)          (83)               170
                                     ------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  37                 13
 Net realized gain on
  distributions                          --                122
 Net unrealized appreciation
  (depreciation) of
  investments during the year           680                279
                                     ------              -----
  Net gain (loss) on
   investments                          717                414
                                     ------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $634               $584
                                     ======              =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      ALLIANCEBERNSTEIN
                                ALLIANCEBERNSTEIN 2055    ALLIANCEBERNSTEIN 2050         GLOBAL RISK
                                 RETIREMENT STRATEGY        RETIREMENT STRATEGY        ALLOCATION FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT (2)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                         $87                    $2,298
                                         ----                     -------                 ---------
EXPENSES:
 Administrative charges                    --                          --                        --
 Mortality and expense risk
  charges                                  (3)                       (119)                   (1,305)
                                         ----                     -------                 ---------
  Total expenses                           (3)                       (119)                   (1,305)
                                         ----                     -------                 ---------
  Net investment income
   (loss)                                  (3)                        (32)                      993
                                         ----                     -------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                           3                     5,632
 Net realized gain on
  distributions                            13                         799                    10,888
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25                         330                     4,883
                                         ----                     -------                 ---------
  Net gain (loss) on
   investments                             38                       1,132                    21,403
                                         ----                     -------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $35                      $1,100                   $22,396
                                         ====                     =======                 =========

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                      GROWTH AND                INTERNATIONAL              INTERNATIONAL
                                   INCOME PORTFOLIO           GROWTH PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $769                     $3,830                     $37,171
                                       ---------                  ---------                 -----------
EXPENSES:
 Administrative charges                       --                         --                          --
 Mortality and expense risk
  charges                                   (854)                    (4,260)                     (9,875)
                                       ---------                  ---------                 -----------
  Total expenses                            (854)                    (4,260)                     (9,875)
                                       ---------                  ---------                 -----------
  Net investment income
   (loss)                                    (85)                      (430)                     27,296
                                       ---------                  ---------                 -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    3,140                    (15,428)                   (152,241)
 Net realized gain on
  distributions                               --                         --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,756                     73,777                     275,365
                                       ---------                  ---------                 -----------
  Net gain (loss) on
   investments                            12,896                     58,349                     123,124
                                       ---------                  ---------                 -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $12,811                    $57,919                    $150,420
                                       =========                  =========                 ===========

(2) Formerly AllianceBernstein VPS Balanced Shares Portfolio. Change effective October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS
                                         GLOBAL             ALLIANCEBERNSTEIN
                                     VALUE PORTFOLIO           GROWTH FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,310                   $ --
                                        ---------                -------
EXPENSES:
 Administrative charges                        --                     --
 Mortality and expense risk
  charges                                    (675)                  (261)
                                        ---------                -------
  Total expenses                             (675)                  (261)
                                        ---------                -------
  Net investment income (loss)                635                   (261)
                                        ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (15,642)                 2,958
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,889                  1,808
                                        ---------                -------
  Net gain (loss) on
   investments                             12,247                  4,766
                                        ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                             $12,882                 $4,505
                                        =========                =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                     DISCOVERY              DISCOVERY         ALLIANCEBERNSTEIN
                                    GROWTH FUND            VALUE FUND            VALUE FUND
                                  SUB-ACCOUNT (3)        SUB-ACCOUNT (4)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $2,199                 $31
                                     ---------              ---------               -----
EXPENSES:
 Administrative charges                     --                     --                  --
 Mortality and expense risk
  charges                               (1,023)                (5,180)                (15)
                                     ---------              ---------               -----
  Total expenses                        (1,023)                (5,180)                (15)
                                     ---------              ---------               -----
  Net investment income
   (loss)                               (1,023)                (2,981)                 16
                                     ---------              ---------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,373                 13,857                   1
 Net realized gain on
  distributions                             --                 30,425                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,237                 53,579                 128
                                     ---------              ---------               -----
  Net gain (loss) on
   investments                          15,610                 97,861                 129
                                     ---------              ---------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,587                $94,880                $145
                                     =========              =========               =====


                                ALLIANCEBERNSTEIN 2015     ALLIANCEBERNSTEIN 2025     ALLIANCEBERNSTEIN 2035
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $5,200                     $3,841                     $1,309
                                       ---------                  ---------                  ---------
EXPENSES:
 Administrative charges                       --                         --                         --
 Mortality and expense risk
  charges                                 (2,481)                    (2,567)                    (1,378)
                                       ---------                  ---------                  ---------
  Total expenses                          (2,481)                    (2,567)                    (1,378)
                                       ---------                  ---------                  ---------
  Net investment income
   (loss)                                  2,719                      1,274                        (69)
                                       ---------                  ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      470                      1,858                        966
 Net realized gain on
  distributions                               --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             15,603                     16,884                     12,182
                                       ---------                  ---------                  ---------
  Net gain (loss) on
   investments                            16,073                     18,742                     13,148
                                       ---------                  ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $18,792                    $20,016                    $13,079
                                       =========                  =========                  =========

(3) Formerly AllianceBernstein Small/Mid-Cap Growth Fund. Change effective November 1, 2012.

(4) Formerly AllianceBernstein VPS Small-Mid Cap Value Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             ALLIANCEBERNSTEIN
                                 ALLIANCEBERNSTEIN 2045            HIGH
                                   RETIREMENT STRATEGY          INCOME FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $460                   $11,272
                                         -------                 ---------
EXPENSES:
 Administrative charges                       --                        --
 Mortality and expense risk
  charges                                   (463)                     (290)
                                         -------                 ---------
  Total expenses                            (463)                     (290)
                                         -------                 ---------
  Net investment income (loss)                (3)                   10,982
                                         -------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      149                     5,254
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4,783                     7,488
                                         -------                 ---------
  Net gain (loss) on
   investments                             4,932                    12,742
                                         -------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $4,929                   $23,724
                                         =======                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020     ALLIANCEBERNSTEIN 2030
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,334                      $9,647                     $5,865
                                        -------                   ---------                  ---------
EXPENSES:
 Administrative charges                      --                          --                         --
 Mortality and expense risk
  charges                                  (515)                     (4,687)                    (3,922)
                                        -------                   ---------                  ---------
  Total expenses                           (515)                     (4,687)                    (3,922)
                                        -------                   ---------                  ---------
  Net investment income
   (loss)                                   819                       4,960                      1,943
                                        -------                   ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     337                       1,160                      4,145
 Net realized gain on
  distributions                              --                          --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,056                      35,532                     36,210
                                        -------                   ---------                  ---------
  Net gain (loss) on
   investments                            3,393                      36,692                     40,355
                                        -------                   ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $4,212                     $41,652                    $42,298
                                        =======                   =========                  =========

                                                                                   AMERICAN FUNDS
                                ALLIANCEBERNSTEIN 2040       AMERICAN FUNDS           AMERICAN
                                  RETIREMENT STRATEGY          AMCAP FUND          BALANCED FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1,768                   $4,149               $97,044
                                       ---------               ----------            ----------
EXPENSES:
 Administrative charges                       --                       --                    --
 Mortality and expense risk
  charges                                 (1,864)                 (15,472)              (57,774)
                                       ---------               ----------            ----------
  Total expenses                          (1,864)                 (15,472)              (57,774)
                                       ---------               ----------            ----------
  Net investment income
   (loss)                                    (96)                 (11,323)               39,270
                                       ---------               ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,976                   96,055               322,104
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,902                  246,442               342,758
                                       ---------               ----------            ----------
  Net gain (loss) on
   investments                            22,878                  342,497               664,862
                                       ---------               ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $22,782                 $331,174              $704,132
                                       =========               ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS          AMERICAN FUNDS
                                      CAPITAL INCOME           EUROPACIFIC
                                       BUILDER FUND            GROWTH FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $704,590                $345,624
                                       ------------            ------------
EXPENSES:
 Administrative charges                          --                      --
 Mortality and expense risk
  charges                                  (149,330)                (96,762)
                                       ------------            ------------
  Total expenses                           (149,330)                (96,762)
                                       ------------            ------------
  Net investment income (loss)              555,260                 248,862
                                       ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     243,516                 (15,522)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           980,147               3,086,906
                                       ------------            ------------
  Net gain (loss) on investments          1,223,663               3,071,384
                                       ------------            ------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $1,778,923              $3,320,246
                                       ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                      FUNDAMENTAL                NEW              THE BOND FUND
                                     INVESTORS FUND        PERSPECTIVE FUND         OF AMERICA
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $171,759               $41,214              $136,268
                                      ------------            ----------            ----------
EXPENSES:
 Administrative charges                         --                    --                    --
 Mortality and expense risk
  charges                                  (94,946)              (36,522)              (54,344)
                                      ------------            ----------            ----------
  Total expenses                           (94,946)              (36,522)              (54,344)
                                      ------------            ----------            ----------
  Net investment income (loss)              76,813                 4,692                81,924
                                      ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    502,180               219,915               130,975
 Net realized gain on
  distributions                                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,185,826               577,150                57,059
                                      ------------            ----------            ----------
  Net gain (loss) on
   investments                           1,688,006               797,065               188,034
                                      ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,764,819              $801,757              $269,958
                                      ============            ==========            ==========

                                                                                  AMERICAN FUNDS
                                     AMERICAN FUNDS         AMERICAN FUNDS        THE INVESTMENT
                                    THE GROWTH FUND        THE INCOME FUND           COMPANY
                                    OF AMERICA FUND           OF AMERICA            OF AMERICA
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $148,213              $341,290              $143,031
                                      ------------            ----------            ----------
EXPENSES:
 Administrative charges                         --                    --                    --
 Mortality and expense risk
  charges                                 (210,775)              (75,154)              (54,403)
                                      ------------            ----------            ----------
  Total expenses                          (210,775)              (75,154)              (54,403)
                                      ------------            ----------            ----------
  Net investment income (loss)             (62,562)              266,136                88,628
                                      ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,018,719               234,860               175,380
 Net realized gain on
  distributions                                 --                    --                99,213
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,881,471               472,331               495,495
                                      ------------            ----------            ----------
  Net gain (loss) on
   investments                           6,900,190               707,191               770,088
                                      ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,837,628              $973,327              $858,716
                                      ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS        AMERICAN FUNDS
                                        THE NEW              WASHINGTON
                                      ECONOMY FUND        MUTUAL INVESTORS
                                      SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $3,476               $58,217
                                       ----------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                  (8,963)              (24,811)
                                       ----------            ----------
  Total expenses                           (8,963)              (24,811)
                                       ----------            ----------
  Net investment income (loss)             (5,487)               33,406
                                       ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    36,730               131,504
 Net realized gain on
  distributions                            36,600                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         158,220               121,148
                                       ----------            ----------
  Net gain (loss) on investments          231,550               252,652
                                       ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $226,063              $286,058
                                       ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                    AMERICAN FUNDS         CAPITAL WORLD          AMERICAN FUNDS
                                       AMERICAN               GROWTH &               SMALLCAP
                                     MUTUAL FUND            INCOME FUND             WORLD FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $77,589                $503,266                $7,100
                                      ----------            ------------            ----------
EXPENSES:
 Administrative charges                       --                      --                    --
 Mortality and expense risk
  charges                                (19,717)               (117,624)               (5,567)
                                      ----------            ------------            ----------
  Total expenses                         (19,717)               (117,624)               (5,567)
                                      ----------            ------------            ----------
  Net investment income (loss)            57,872                 385,642                 1,533
                                      ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  140,329                 128,033                58,717
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        166,873               2,617,768                47,294
                                      ----------            ------------            ----------
  Net gain (loss) on
   investments                           307,202               2,745,801               106,011
                                      ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $365,074              $3,131,443              $107,544
                                      ==========            ============            ==========


                                        ARIEL                                    ARTISAN
                                    APPRECIATION                                 MID CAP
                                        FUND              ARIEL FUND            VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $839               $1,182               $19,268
                                      ---------            ---------            ----------
EXPENSES:
 Administrative charges                      --                   --                    --
 Mortality and expense risk
  charges                                  (739)                (763)               (5,075)
                                      ---------            ---------            ----------
  Total expenses                           (739)                (763)               (5,075)
                                      ---------            ---------            ----------
  Net investment income (loss)              100                  419                14,193
                                      ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,240                2,229                24,000
 Net realized gain on
  distributions                          11,122                   --               159,651
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         3,695               15,408               136,155
                                      ---------            ---------            ----------
  Net gain (loss) on
   investments                           18,057               17,637               319,806
                                      ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $18,157              $18,056              $333,999
                                      =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             AVE MARIA
                                       AVE MARIA              RISING
                                    OPPORTUNITY FUND       DIVIDEND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $57                $11,221
                                         ------              ---------
EXPENSES:
 Administrative charges                      --                     --
 Mortality and expense risk
  charges                                  (261)                (2,993)
                                         ------              ---------
  Total expenses                           (261)                (2,993)
                                         ------              ---------
  Net investment income (loss)             (204)                 8,228
                                         ------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (533)                21,961
 Net realized gain on
  distributions                              --                 29,464
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            46                 23,844
                                         ------              ---------
  Net gain (loss) on investments           (487)                75,269
                                         ------              ---------
  Net increase (decrease) in net
   assets resulting from
   operations                             $(691)               $83,497
                                         ======              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AVE MARIA           LIFEPATH 2020           LIFEPATH 2030
                                     GROWTH FUND            PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $325,118                $283,977
                                      ---------            ------------            ------------
EXPENSES:
 Administrative charges                      --                      --                      --
 Mortality and expense risk
  charges                                (1,106)                (76,202)                (83,363)
                                      ---------            ------------            ------------
  Total expenses                         (1,106)                (76,202)                (83,363)
                                      ---------            ------------            ------------
  Net investment income (loss)           (1,106)                248,916                 200,614
                                      ---------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,411                 110,252                 137,616
 Net realized gain on
  distributions                              --                 215,805                 487,331
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         9,743               1,141,392                 928,385
                                      ---------            ------------            ------------
  Net gain (loss) on
   investments                           11,154               1,467,449               1,553,332
                                      ---------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10,048              $1,716,365              $1,753,946
                                      =========            ============            ============

                                                               LIFEPATH
                                     LIFEPATH 2040            RETIREMENT          LIFEPATH 2050
                                       PORTFOLIO              PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $260,051               $96,632              $14,964
                                      ------------            ----------            ---------
EXPENSES:
 Administrative charges                         --                    --                   --
 Mortality and expense risk
  charges                                  (71,727)              (24,743)              (3,857)
                                      ------------            ----------            ---------
  Total expenses                           (71,727)              (24,743)              (3,857)
                                      ------------            ----------            ---------
  Net investment income (loss)             188,324                71,889               11,107
                                      ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    111,504               112,319                 (516)
 Net realized gain on
  distributions                            404,280               166,119               18,265
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          956,703                79,253               53,935
                                      ------------            ----------            ---------
  Net gain (loss) on
   investments                           1,472,487               357,691               71,684
                                      ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,660,811              $429,580              $82,791
                                      ============            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      BLACKROCK           BLACKROCK
                                    LIFEPATH 2025       LIFEPATH 2035
                                         FUND                FUND
                                   SUB-ACCOUNT (5)     SUB-ACCOUNT (6)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $27                  $5
                                         ----                ----
EXPENSES:
 Administrative charges                    --                  --
 Mortality and expense risk
  charges                                  (9)                 (2)
                                         ----                ----
  Total expenses                           (9)                 (2)
                                         ----                ----
  Net investment income (loss)             18                   3
                                         ----                ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          74                  16
                                         ----                ----
  Net gain (loss) on investments           74                  16
                                         ----                ----
  Net increase (decrease) in net
   assets resulting from
   operations                             $92                 $19
                                         ====                ====

(5)  Funded as of August 23, 2012.

(6)  Funded as of August 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  BLACKROCK
                                      BLACKROCK                                U.S. GOVERNMENT
                                    LIFEPATH 2045             BARON                  BOND
                                         FUND             SMALL CAP FUND          PORTFOLIO
                                   SUB-ACCOUNT (7)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                     $ --               $3,868
                                         ----               ----------             --------
EXPENSES:
 Administrative charges                    --                       --                   --
 Mortality and expense risk
  charges                                  --                     (748)              (1,816)
                                         ----               ----------             --------
  Total expenses                           --                     (748)              (1,816)
                                         ----               ----------             --------
  Net investment income (loss)             --                     (748)               2,052
                                         ----               ----------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                   13,232                  219
 Net realized gain on
  distributions                            --                   52,758                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          --                  180,886                2,418
                                         ----               ----------             --------
  Net gain (loss) on
   investments                             --                  246,876                2,637
                                         ----               ----------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $ --                 $246,128               $4,689
                                         ====               ==========             ========


                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        EQUITY                CAPITAL            FLEXIBLE EQUITY
                                    DIVIDEND FUND        APPRECIATION FUND            FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (8)
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $53,268                 $2,764                 $494
                                      ----------             ----------              -------
EXPENSES:
 Administrative charges                       --                     --                   --
 Mortality and expense risk
  charges                                (14,303)                (2,514)                (939)
                                      ----------             ----------              -------
  Total expenses                         (14,303)                (2,514)                (939)
                                      ----------             ----------              -------
  Net investment income (loss)            38,965                    250                 (445)
                                      ----------             ----------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  115,334                 11,875                4,503
 Net realized gain on
  distributions                              733                     --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         57,970                 89,555                2,269
                                      ----------             ----------              -------
  Net gain (loss) on
   investments                           174,037                101,430                6,772
                                      ----------             ----------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $213,002               $101,680               $6,327
                                      ==========             ==========              =======

(7)  Funded as of December 14, 2012.

(8)  Formerly BlackRock Mid Cap Value Portfolio. Change effective July 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     CALVERT VP SRI         CALVERT EQUITY
                                   BALANCED PORTFOLIO         PORTFOLIO
                                       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,300                   $774
                                        ---------             ----------
EXPENSES:
 Administrative charges                        --                     --
 Mortality and expense risk
  charges                                  (2,966)               (26,730)
                                        ---------             ----------
  Total expenses                           (2,966)               (26,730)
                                        ---------             ----------
  Net investment income (loss)              2,334                (25,956)
                                        ---------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       129                180,869
 Net realized gain on
  distributions                                --                  5,678
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          36,003                299,690
                                        ---------             ----------
  Net gain (loss) on investments           36,132                486,237
                                        ---------             ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $38,466               $460,281
                                        =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 COLUMBIA
                                     CALVERT BOND            CALVERT            CONTRARIAN
                                      PORTFOLIO            INCOME FUND           CORE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $51,231              $29,991               $4,179
                                      ----------            ---------            ---------
EXPENSES:
 Administrative charges                       --                   --                   --
 Mortality and expense risk
  charges                                (16,938)              (9,351)              (3,229)
                                      ----------            ---------            ---------
  Total expenses                         (16,938)              (9,351)              (3,229)
                                      ----------            ---------            ---------
  Net investment income (loss)            34,293               20,640                  950
                                      ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   42,041               22,029               14,066
 Net realized gain on
  distributions                           36,145                   --                  624
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         24,511               24,462               62,321
                                      ----------            ---------            ---------
  Net gain (loss) on
   investments                           102,697               46,491               77,011
                                      ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $136,990              $67,131              $77,961
                                      ==========            =========            =========

                                   COLUMBIA MARSICO         COLUMBIA          COLUMBIA MARSICO
                                     21ST CENTURY           SMALL CAP          INTERNATIONAL
                                         FUND             VALUE I FUND       OPPORTUNITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $17                 $373                  $ --
                                        -------              -------              --------
EXPENSES:
 Administrative charges                      --                   --                    --
 Mortality and expense risk
  charges                                  (682)                (633)                 (144)
                                        -------              -------              --------
  Total expenses                           (682)                (633)                 (144)
                                        -------              -------              --------
  Net investment income (loss)             (665)                (260)                 (144)
                                        -------              -------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     167                1,118                (3,621)
 Net realized gain on
  distributions                              --                2,563                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         4,034                3,019                 6,620
                                        -------              -------              --------
  Net gain (loss) on
   investments                            4,201                6,700                 2,999
                                        -------              -------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,536               $6,440                $2,855
                                        =======              =======              ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      COLUMBIA
                                      MID CAP               COLUMBIA
                                     VALUE FUND            ACORN FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,396                $4,159
                                     ----------            ----------
EXPENSES:
 Administrative charges                      --                    --
 Mortality and expense risk
  charges                                (7,680)               (5,770)
                                     ----------            ----------
  Total expenses                         (7,680)               (5,770)
                                     ----------            ----------
  Net investment income (loss)           (1,284)               (1,611)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  34,820                89,751
 Net realized gain on
  distributions                              --               117,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year            81,815                32,313
                                     ----------            ----------
  Net gain (loss) on
   investments                          116,635               240,059
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $115,351              $238,448
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO             CRM               COLUMBIA
                                      GROWTH                MID CAP             SMALL CAP
                                      VS FUND             VALUE FUND            CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,810                $1,955               $1,137
                                     ---------             ---------            ---------
EXPENSES:
 Administrative charges                     --                    --                   --
 Mortality and expense risk
  charges                               (5,527)                 (920)              (1,545)
                                     ---------             ---------            ---------
  Total expenses                        (5,527)                 (920)              (1,545)
                                     ---------             ---------            ---------
  Net investment income
   (loss)                               (3,717)                1,035                 (408)
                                     ---------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,586                   325                6,193
 Net realized gain on
  distributions                             --                    --                8,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year           44,197                26,761               18,663
                                     ---------             ---------            ---------
  Net gain (loss) on
   investments                          62,783                27,086               33,782
                                     ---------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $59,066               $28,121              $33,374
                                     =========             =========            =========

                                                           DAVIS
                                      DAVIS               NEW YORK                DAVIS
                                 FINANCIAL FUND         VENTURE FUND        OPPORTUNITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,104               $71,773                $1,673
                                    ---------            ----------             ---------
EXPENSES:
 Administrative charges                    --                    --                    --
 Mortality and expense risk
  charges                                (919)              (37,980)               (1,138)
                                    ---------            ----------             ---------
  Total expenses                         (919)              (37,980)               (1,138)
                                    ---------            ----------             ---------
  Net investment income
   (loss)                                 185                33,793                   535
                                    ---------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,401               106,866                 2,286
 Net realized gain on
  distributions                         1,368               210,215                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,954               247,958                 9,754
                                    ---------            ----------             ---------
  Net gain (loss) on
   investments                         12,723               565,039                12,040
                                    ---------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,908              $598,832               $12,575
                                    =========            ==========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                      DELAWARE               DELAWARE
                                    DIVERSIFIED         EXTENDED DURATION
                                    INCOME FUND             BOND FUND
                                  SUB-ACCOUNT (9)        SUB-ACCOUNT (10)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6                     $1
                                        ----                   ----
EXPENSES:
 Administrative charges                   --                     --
 Mortality and expense risk
  charges                                 (2)                    --
                                        ----                   ----
  Total expenses                          (2)                    --
                                        ----                   ----
  Net investment income (loss)             4                      1
                                        ----                   ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                     --
 Net realized gain on
  distributions                            9                      3
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5)                    (2)
                                        ----                   ----
  Net gain (loss) on
   investments                             4                      1
                                        ----                   ----
  Net increase (decrease) in
   net assets resulting from
   operations                             $8                     $2
                                        ====                   ====

(9)  Funded as of December 4, 2012.

(10) Funded as of August 20, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            DREYFUS
                                                           LIFETIME
                                     DREYFUS              GROWTH AND           DREYFUS VIF
                                   BOND MARKET              INCOME            APPRECIATION
                                    INDEX FUND             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (11)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $145,392                  $ --              $2,981
                                    ----------             ---------             -------
EXPENSES:
 Administrative charges                     --                    --                  --
 Mortality and expense risk
  charges                              (27,773)               (4,559)               (500)
                                    ----------             ---------             -------
  Total expenses                       (27,773)               (4,559)               (500)
                                    ----------             ---------             -------
  Net investment income
   (loss)                              117,619                (4,559)              2,481
                                    ----------             ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 85,998                39,651                 145
 Net realized gain on
  distributions                         12,723                11,733                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (67,365)               (6,925)                497
                                    ----------             ---------             -------
  Net gain (loss) on
   investments                          31,356                44,459                 642
                                    ----------             ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $148,975               $39,900              $3,123
                                    ==========             =========             =======


                                       DREYFUS                DREYFUS               DREYFUS
                                 INTERNATIONAL STOCK           MIDCAP            SMALLCAP STOCK
                                     INDEX FUND              INDEX FUND            INDEX FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,067                 $36,536               $22,611
                                      ---------              ----------            ----------
EXPENSES:
 Administrative charges                      --                      --                    --
 Mortality and expense risk
  charges                                    --                 (16,768)               (8,220)
                                      ---------              ----------            ----------
  Total expenses                             --                 (16,768)               (8,220)
                                      ---------              ----------            ----------
  Net investment income
   (loss)                                 3,067                  19,768                14,391
                                      ---------              ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (5)                 71,653                68,902
 Net realized gain on
  distributions                              --                 118,878                44,719
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,236                 209,478                67,564
                                      ---------              ----------            ----------
  Net gain (loss) on
   investments                           13,231                 400,009               181,185
                                      ---------              ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $16,298                $419,777              $195,576
                                      =========              ==========            ==========

(11) Effective December 05, 2012 Dreyfus Lifetime Growth and Income Portfolio was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         DREYFUS VIF
                                      DREYFUS            GROWTH AND
                                  SMALL CAP FUND      INCOME PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $29
                                      -------               -----
EXPENSES:
 Administrative charges                    --                  --
 Mortality and expense risk
  charges                                 (73)                (14)
                                      -------               -----
  Total expenses                          (73)                (14)
                                      -------               -----
  Net investment income (loss)            (73)                 15
                                      -------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    83                   1
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,221                 280
                                      -------               -----
  Net gain (loss) on
   investments                          1,304                 281
                                      -------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,231                $296
                                      =======               =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   DREYFUS VIF          DREYFUS SOCIALLY            DREYFUS
                                     QUALITY           RESPONSIBLE GROWTH           S&P 500
                                 BOND PORTFOLIO            FUND, INC.              INDEX FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (12)(13)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,530                   $392                 $107,436
                                    ---------               --------               ----------
EXPENSES:
 Administrative charges                    --                     --                       --
 Mortality and expense risk
  charges                              (2,410)                   (93)                 (30,992)
                                    ---------               --------               ----------
  Total expenses                       (2,410)                   (93)                 (30,992)
                                    ---------               --------               ----------
  Net investment income
   (loss)                               8,120                    299                   76,444
                                    ---------               --------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                10,376                 (2,783)                 337,036
 Net realized gain on
  distributions                            --                     --                   82,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,747                     (2)                 177,748
                                    ---------               --------               ----------
  Net gain (loss) on
   investments                         14,123                 (2,785)                 597,732
                                    ---------               --------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,243                $(2,486)                $674,176
                                    =========               ========               ==========

                                     DREYFUS
                                   INTERMEDIATE           EATON VANCE            EATON VANCE
                                       TERM                LARGE-CAP               DIVIDEND
                                   INCOME FUND             VALUE FUND            BUILDER FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $64,345                $127,860               $24,228
                                    ----------            ------------            ----------
EXPENSES:
 Administrative charges                     --                      --                    --
 Mortality and expense risk
  charges                              (18,969)                (23,556)               (7,257)
                                    ----------            ------------            ----------
  Total expenses                       (18,969)                (23,556)               (7,257)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                               45,376                 104,304                16,971
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 14,906                 256,855                11,183
 Net realized gain on
  distributions                         28,943                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           81,909                 719,329                95,385
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         125,758                 976,184               106,568
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $171,134              $1,080,488              $123,539
                                    ==========            ============            ==========

(12) Funded as of February 15, 2012.

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      EATON VANCE
                                       WORLDWIDE           EATON VANCE
                                        HEALTH             INCOME FUND
                                     SCIENCES FUND          OF BOSTON
                                      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,260              $114,631
                                       ---------            ----------
EXPENSES:
 Administrative charges                       --                    --
 Mortality and expense risk
  charges                                 (1,967)              (16,841)
                                       ---------            ----------
  Total expenses                          (1,967)              (16,841)
                                       ---------            ----------
  Net investment income (loss)             5,293                97,790
                                       ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,567                11,374
 Net realized gain on
  distributions                           39,083                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (11,628)               83,266
                                       ---------            ----------
  Net gain (loss) on investments          30,022                94,640
                                       ---------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $35,315              $192,430
                                       =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EATON VANCE          WELLS FARGO
                                      EATON VANCE       ATLANTA CAPITAL      ADVANTAGE ASSET
                                     BALANCED FUND       SMID-CAP FUND       ALLOCATION FUND
                                      SUB-ACCOUNT      SUB-ACCOUNT (14)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $385               $ --                 $5,088
                                        -------              -----              ---------
EXPENSES:
 Administrative charges                      --                 --                     --
 Mortality and expense risk
  charges                                  (164)               (36)                (1,732)
                                        -------              -----              ---------
  Total expenses                           (164)               (36)                (1,732)
                                        -------              -----              ---------
  Net investment income (loss)              221                (36)                 3,356
                                        -------              -----              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      64                 (6)                 1,278
 Net realized gain on
  distributions                              --                 34                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,898                203                 10,550
                                        -------              -----              ---------
  Net gain (loss) on investments          1,962                231                 11,828
                                        -------              -----              ---------
  Net increase (decrease) in net
   assets resulting from
   operations                            $2,183               $195                $15,184
                                        =======              =====              =========

                                       WELLS FARGO
                                        ADVANTAGE             WELLS FARGO
                                         EMERGING         ADVANTAGE UTILITY &      ALGER CAPITAL
                                         MARKETS           TELECOMMUNICATION        APPRECIATION
                                       EQUITY FUND               FUND            INSTITUTIONAL FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $5,151                 $806                 $32,089
                                        ----------              -------              ----------
EXPENSES:
 Administrative charges                         --                   --                      --
 Mortality and expense risk
  charges                                  (12,976)                (351)                (18,808)
                                        ----------              -------              ----------
  Total expenses                           (12,976)                (351)                (18,808)
                                        ----------              -------              ----------
  Net investment income (loss)              (7,825)                 455                  13,281
                                        ----------              -------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (10,796)                 557                 213,096
 Net realized gain on
  distributions                                 --                   --                 159,271
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          166,748                1,409                 162,761
                                        ----------              -------              ----------
  Net gain (loss) on investments           155,952                1,966                 535,128
                                        ----------              -------              ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $148,127               $2,421                $548,409
                                        ==========              =======              ==========

(14) Funded as of September 5, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     ALGER MID CAP         ALGER SMALL CAP
                                         GROWTH                GROWTH
                                   INSTITUTIONAL FUND    INSTITUTIONAL FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $2,674                  $ --
                                       ----------             ---------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                  (7,972)               (1,422)
                                       ----------             ---------
  Total expenses                           (7,972)               (1,422)
                                       ----------             ---------
  Net investment income (loss)             (5,298)               (1,422)
                                       ----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    42,043                 8,990
 Net realized gain on
  distributions                                --                19,415
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         101,332                (8,875)
                                       ----------             ---------
  Net gain (loss) on investments          143,375                19,530
                                       ----------             ---------
  Net increase (decrease) in net
   assets resulting from
   operations                            $138,077               $18,108
                                       ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          NUVEEN              NUVEEN              NUVEEN
                                         MID CAP             SMALL CAP         EQUITY INDEX
                                        INDEX FUND          INDEX FUND             FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $12,313               $554               $5,284
                                        ----------            -------            ---------
EXPENSES:
 Administrative charges                         --                 --                   --
 Mortality and expense risk
  charges                                  (12,175)               (44)              (2,321)
                                        ----------            -------            ---------
  Total expenses                           (12,175)               (44)              (2,321)
                                        ----------            -------            ---------
  Net investment income (loss)                 138                510                2,963
                                        ----------            -------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     21,273                  7                 (779)
 Net realized gain on
  distributions                             55,176              2,815               10,099
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           97,159              1,947                8,480
                                        ----------            -------            ---------
  Net gain (loss) on investments           173,608              4,769               17,800
                                        ----------            -------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                             $173,746             $5,279              $20,763
                                        ==========            =======            =========

                                           NUVEEN                 NUVEEN             FIDELITY
                                       MID CAP GROWTH           SMALL CAP         ADVISOR EQUITY
                                     OPPORTUNITIES FUND        SELECT FUND          GROWTH FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                  $ --                 $ --
                                          ---------              --------            ---------
EXPENSES:
 Administrative charges                          --                    --                   --
 Mortality and expense risk
  charges                                      (625)                 (330)              (1,127)
                                          ---------              --------            ---------
  Total expenses                               (625)                 (330)              (1,127)
                                          ---------              --------            ---------
  Net investment income (loss)                 (625)                 (330)              (1,127)
                                          ---------              --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       3,563                   102               12,562
 Net realized gain on
  distributions                              25,941                 7,187                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             3,436                (3,223)               6,090
                                          ---------              --------            ---------
  Net gain (loss) on investments             32,940                 4,066               18,652
                                          ---------              --------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                               $32,315                $3,736              $17,525
                                          =========              ========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           FIDELITY
                                                           ADVISOR
                                     FIDELITY             LEVERAGED
                                   ADVISOR VALUE           COMPANY
                                  STRATEGIES FUND         STOCK FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $179                  $269
                                     ---------            ----------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                               (1,033)              (14,801)
                                     ---------            ----------
  Total expenses                        (1,033)              (14,801)
                                     ---------            ----------
  Net investment income (loss)            (854)              (14,532)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    248               348,486
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           69,115               210,977
                                     ---------            ----------
  Net gain (loss) on
   investments                          69,363               559,463
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $68,509              $544,931
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FEDERATED
                                    FEDERATED              FEDERATED           FUND FOR U.S.
                                     CAPITAL                EQUITY              GOVERNMENT
                                APPRECIATION FUND      INCOME FUND, INC.      SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $125                 $1,135                $11,714
                                      ------                -------              ---------
EXPENSES:
 Administrative charges                   --                     --                     --
 Mortality and expense risk
  charges                               (160)                  (437)                (4,256)
                                      ------                -------              ---------
  Total expenses                        (160)                  (437)                (4,256)
                                      ------                -------              ---------
  Net investment income
   (loss)                                (35)                   698                  7,458
                                      ------                -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    8                     92                  1,130
 Net realized gain on
  distributions                          131                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            777                  2,367                 (2,128)
                                      ------                -------              ---------
  Net gain (loss) on
   investments                           916                  2,459                   (998)
                                      ------                -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $881                 $3,157                 $6,460
                                      ======                =======              =========

                                    FEDERATED
                                     MID CAP            FEDERATED
                                     GROWTH            HIGH INCOME           FEDERATED
                                 STRATEGIES FUND        BOND FUND           KAUFMAN FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $504                  $ --
                                     -------             --------            ----------
EXPENSES:
 Administrative charges                   --                   --                    --
 Mortality and expense risk
  charges                               (438)                 (78)              (31,132)
                                     -------             --------            ----------
  Total expenses                        (438)                 (78)              (31,132)
                                     -------             --------            ----------
  Net investment income
   (loss)                               (438)                 426               (31,132)
                                     -------             --------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   88                8,641               134,626
 Net realized gain on
  distributions                           --                   --               276,673
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,120               (7,808)              181,866
                                     -------             --------            ----------
  Net gain (loss) on
   investments                         3,208                  833               593,165
                                     -------             --------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,770               $1,259              $562,033
                                     =======             ========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FEDERATED           FEDERATED
                                     SHORT-TERM         TOTAL RETURN
                                     INCOME FUND          BOND FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,227              $13,011
                                       -------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                                 (625)              (4,235)
                                       -------            ---------
  Total expenses                          (625)              (4,235)
                                       -------            ---------
  Net investment income (loss)           2,602                8,776
                                       -------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    589                3,561
 Net realized gain on
  distributions                             --                6,334
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,496                1,143
                                       -------            ---------
  Net gain (loss) on investments         2,085               11,038
                                       -------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                           $4,687              $19,814
                                       =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                    FEDERATED            GROWTH           FIDELITY VIP
                                  INTERNATIONAL       OPPORTUNITIES         OVERSEAS
                                   LEADERS FUND         PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1               $1,098             $1,010
                                      ------            ---------            -------
EXPENSES:
 Administrative charges                   --                   --                 --
 Mortality and expense risk
  charges                                (15)              (2,045)              (330)
                                      ------            ---------            -------
  Total expenses                         (15)              (2,045)              (330)
                                      ------            ---------            -------
  Net investment income (loss)           (14)                (947)               680
                                      ------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  246               (2,626)               (83)
 Net realized gain on
  distributions                           --                   --                174
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         93               46,788              7,758
                                      ------            ---------            -------
  Net gain (loss) on
   investments                           339               44,162              7,849
                                      ------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $325              $43,215             $8,529
                                      ======            =========            =======

                                                                              FIDELITY VIP
                                    FIDELITY VIP         FIDELITY VIP           GROWTH &
                                  VALUE STRATEGIES         BALANCED              INCOME
                                      PORTFOLIO            PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $952              $10,220               $3,459
                                      ---------            ---------            ---------
EXPENSES:
 Administrative charges                      --                   --                   --
 Mortality and expense risk
  charges                                (1,108)              (4,556)                (948)
                                      ---------            ---------            ---------
  Total expenses                         (1,108)              (4,556)                (948)
                                      ---------            ---------            ---------
  Net investment income (loss)             (156)               5,664                2,511
                                      ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,772               25,077                  950
 Net realized gain on
  distributions                              --               32,752                   74
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        33,231               25,565               17,271
                                      ---------            ---------            ---------
  Net gain (loss) on
   investments                           37,003               83,394               18,295
                                      ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $36,847              $89,058              $20,806
                                      =========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    FIDELITY VIP        FIDELITY VIP
                                    FREEDOM 2020        FREEDOM 2030
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $420               $2,947
                                       -------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                                  (79)                (480)
                                       -------            ---------
  Total expenses                           (79)                (480)
                                       -------            ---------
  Net investment income (loss)             341                2,467
                                       -------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    693                1,557
 Net realized gain on
  distributions                            228                1,171
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           50                5,844
                                       -------            ---------
  Net gain (loss) on investments           971                8,572
                                       -------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                           $1,312              $11,039
                                       =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP        FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2015        FREEDOM 2025         FUNDSMANAGER 70%
                                      PORTFOLIO           PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (13)(15)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,264               $364                 $ --
                                      ---------            -------                 ----
EXPENSES:
 Administrative charges                      --                 --                   --
 Mortality and expense risk
  charges                                (1,143)               (72)                  --
                                      ---------            -------                 ----
  Total expenses                         (1,143)               (72)                  --
                                      ---------            -------                 ----
  Net investment income (loss)            2,121                292                   --
                                      ---------            -------                 ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,567                318                   10
 Net realized gain on
  distributions                           3,645                189                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        11,787                310                   --
                                      ---------            -------                 ----
  Net gain (loss) on
   investments                           22,999                817                   10
                                      ---------            -------                 ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $25,120             $1,109                  $10
                                      =========            =======                 ====

                                        FIDELITY                 TEMPLETON              TEMPLETON
                                     STOCK SELECTOR               GLOBAL                DEVELOPING
                                      ALL CAP FUND          OPPORTUNITIES TRUST       MARKETS TRUST
                                  SUB-ACCOUNT (16)(17)          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $8                    $1,399                 $22,751
                                         -------                 ---------              ----------
EXPENSES:
 Administrative charges                       --                        --                      --
 Mortality and expense risk
  charges                                    (54)                     (716)                (11,203)
                                         -------                 ---------              ----------
  Total expenses                             (54)                     (716)                (11,203)
                                         -------                 ---------              ----------
  Net investment income (loss)               (46)                      683                  11,548
                                         -------                 ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,501                       565                  (8,973)
 Net realized gain on
  distributions                                5                        --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (777)                   10,772                 143,377
                                         -------                 ---------              ----------
  Net gain (loss) on
   investments                               729                    11,337                 134,404
                                         -------                 ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                               $683                   $12,020                $145,952
                                         =======                 =========              ==========

(13) Not funded as of December 31, 2012.

(15) Funded as of July 16, 2012.

(16) Funded as of October 26, 2012.

(17) Effective October 26, 2012 Fidelity Advisor Stock Selector All Cap Fund merged with Fidelity Stock Selector All Cap Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FRANKLIN              FRANKLIN
                                        HIGH               STRATEGIC
                                    INCOME FUND           INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $74,719              $183,414
                                     ----------            ----------
EXPENSES:
 Administrative charges                      --                    --
 Mortality and expense risk
  charges                               (10,363)              (23,384)
                                     ----------            ----------
  Total expenses                        (10,363)              (23,384)
                                     ----------            ----------
  Net investment income (loss)           64,356               160,030
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  23,545                24,907
 Net realized gain on
  distributions                              --                12,658
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,043               143,289
                                     ----------            ----------
  Net gain (loss) on
   investments                           71,588               180,854
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $135,944              $340,884
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    TEMPLETON             FRANKLIN              FRANKLIN
                                      GLOBAL           U.S. GOVERNMENT         SMALL CAP
                                    BOND FUND          SECURITIES FUND         VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $212,725              $42,420               $24,503
                                    ----------            ---------            ----------
EXPENSES:
 Administrative charges                     --                   --                    --
 Mortality and expense risk
  charges                              (29,618)             (12,863)              (13,559)
                                    ----------            ---------            ----------
  Total expenses                       (29,618)             (12,863)              (13,559)
                                    ----------            ---------            ----------
  Net investment income
   (loss)                              183,107               29,557                10,944
                                    ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,687                5,719                43,307
 Net realized gain on
  distributions                         49,494                   --                73,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year          246,196              (32,190)              221,066
                                    ----------            ---------            ----------
  Net gain (loss) on
   investments                         298,377              (26,471)              337,806
                                    ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $481,484               $3,086              $348,750
                                    ==========            =========            ==========


                                   MUTUAL GLOBAL            TEMPLETON              FRANKLIN
                                   DISCOVERY FUND          GROWTH FUND           INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $172,457               $33,528              $494,867
                                    ------------            ----------            ----------
EXPENSES:
 Administrative charges                       --                    --                    --
 Mortality and expense risk
  charges                                (73,013)              (12,208)              (65,949)
                                    ------------            ----------            ----------
  Total expenses                         (73,013)              (12,208)              (65,949)
                                    ------------            ----------            ----------
  Net investment income
   (loss)                                 99,444                21,320               428,918
                                    ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  181,309                (3,870)              157,743
 Net realized gain on
  distributions                          715,918                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            156,072               286,529               350,600
                                    ------------            ----------            ----------
  Net gain (loss) on
   investments                         1,053,299               282,659               508,343
                                    ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,152,743              $303,979              $937,261
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           FRANKLIN
                                      FRANKLIN               TOTAL
                                    GROWTH FUND           RETURN FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,760              $14,044
                                     ----------            ---------
EXPENSES:
 Administrative charges                      --                   --
 Mortality and expense risk
  charges                               (14,897)              (3,843)
                                     ----------            ---------
  Total expenses                        (14,897)              (3,843)
                                     ----------            ---------
  Net investment income (loss)           (9,137)              10,201
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  74,787                2,658
 Net realized gain on
  distributions                              --                6,655
 Net unrealized appreciation
  (depreciation) of
  investments during the year           136,162                6,095
                                     ----------            ---------
  Net gain (loss) on
   investments                          210,949               15,408
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $201,812              $25,609
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                    FRANKLIN
                                  BALANCE SHEET             MUTUAL                MUTUAL
                                 INVESTMENT FUND         BEACON FUND           SHARES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $37,481               $18,826               $92,133
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (11,677)               (9,278)              (35,756)
                                    ----------            ----------            ----------
  Total expenses                       (11,677)               (9,278)              (35,756)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               25,804                 9,548                56,377
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (96,133)               12,606               (10,876)
 Net realized gain on
  distributions                        123,026                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          299,986               139,410               555,169
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         326,879               152,016               544,293
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $352,683              $161,564              $600,670
                                    ==========            ==========            ==========

                                                           FRANKLIN              FRANKLIN
                                     FRANKLIN             TEMPLETON             TEMPLETON
                                  SMALL-MID CAP          CONSERVATIVE             GROWTH
                                   GROWTH FUND         ALLOCATION FUND       ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $62,076               $71,279
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (32,508)              (21,022)              (33,985)
                                    ----------            ----------            ----------
  Total expenses                       (32,508)              (21,022)              (33,985)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (32,508)               41,054                37,294
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 98,847                26,286                78,018
 Net realized gain on
  distributions                        506,474                 5,752                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (61,513)              107,027               272,528
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         543,808               139,065               350,546
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $511,300              $180,119              $387,840
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       TEMPLETON
                                        MODERATE              TEMPLETON
                                    ALLOCATION FUND          FOREIGN FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $139,850                $298,022
                                       ----------            ------------
EXPENSES:
 Administrative charges                        --                      --
 Mortality and expense risk
  charges                                 (51,762)                (69,402)
                                       ----------            ------------
  Total expenses                          (51,762)                (69,402)
                                       ----------            ------------
  Net investment income (loss)             88,088                 228,620
                                       ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   158,746                (359,848)
 Net realized gain on
  distributions                            16,872                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         221,445               2,210,680
                                       ----------            ------------
  Net gain (loss) on investments          397,063               1,850,832
                                       ----------            ------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $485,151              $2,079,452
                                       ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FRANKLIN
                                      SMALL-MID CAP        PYXIS PREMIER         GOLDMAN SACHS
                                         GROWTH                GROWTH                INCOME
                                     SECURITIES FUND        EQUITY FUND           BUILDER FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT (18)      SUB-ACCOUNT (19)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $216                $2,752
                                        ---------             --------              --------
EXPENSES:
 Administrative charges                        --                   --                    --
 Mortality and expense risk
  charges                                    (788)                (242)               (1,090)
                                        ---------             --------              --------
  Total expenses                             (788)                (242)               (1,090)
                                        ---------             --------              --------
  Net investment income (loss)               (788)                 (26)                1,662
                                        ---------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,632                5,808                 1,674
 Net realized gain on
  distributions                             7,655                   --                 2,797
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           2,536               (2,539)                3,108
                                        ---------             --------              --------
  Net gain (loss) on investments           11,823                3,269                 7,579
                                        ---------             --------              --------
  Net increase (decrease) in net
   assets resulting from
   operations                             $11,035               $3,243                $9,241
                                        =========             ========              ========


                                     GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                        CAPITAL          CORE FIXED       STRUCTURED U.S.
                                      GROWTH FUND        INCOME FUND        EQUITY FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $16             $1,521                $8
                                        -------            -------              ----
EXPENSES:
 Administrative charges                      --                 --                --
 Mortality and expense risk
  charges                                  (169)              (889)               (7)
                                        -------            -------              ----
  Total expenses                           (169)              (889)               (7)
                                        -------            -------              ----
  Net investment income (loss)             (153)               632                 1
                                        -------            -------              ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     119                204                27
 Net realized gain on
  distributions                              --                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         2,111              2,327                34
                                        -------            -------              ----
  Net gain (loss) on investments          2,230              2,531                61
                                        -------            -------              ----
  Net increase (decrease) in net
   assets resulting from
   operations                            $2,077             $3,163               $62
                                        =======            =======              ====

(18) Formerly Highland Premier Growth Equity Fund. Change effective January 9, 2012.

(19) Formerly Goldman Sachs Balanced Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     GOLDMAN SACHS        GOLDMAN SACHS
                                      GOVERNMENT            GROWTH &
                                      INCOME FUND          INCOME FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30,067               $2,736
                                       ---------            ---------
EXPENSES:
 Administrative charges                       --                   --
 Mortality and expense risk
  charges                                (10,505)              (1,917)
                                       ---------            ---------
  Total expenses                         (10,505)              (1,917)
                                       ---------            ---------
  Net investment income (loss)            19,562                  819
                                       ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15,934                2,302
 Net realized gain on
  distributions                           94,121                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (75,930)              34,820
                                       ---------            ---------
  Net gain (loss) on investments          34,125               37,122
                                       ---------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                            $53,687              $37,941
                                       =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              GOLDMAN SACHS
                                        GOLDMAN SACHS         CONCENTRATED        GOLDMAN SACHS
                                           GROWTH             INTERNATIONAL          MID CAP
                                     OPPORTUNITIES FUND        EQUITY FUND          VALUE FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                 $401               $37,684
                                          ---------              -------            ----------
EXPENSES:
 Administrative charges                          --                   --                    --
 Mortality and expense risk
  charges                                    (3,649)                (125)              (20,782)
                                          ---------              -------            ----------
  Total expenses                             (3,649)                (125)              (20,782)
                                          ---------              -------            ----------
  Net investment income (loss)               (3,649)                 276                16,902
                                          ---------              -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      12,837                  (26)              (12,365)
 Net realized gain on
  distributions                              29,857                   --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            27,695                2,241               696,840
                                          ---------              -------            ----------
  Net gain (loss) on investments             70,389                2,215               684,475
                                          ---------              -------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                               $66,740               $2,491              $701,377
                                          =========              =======            ==========


                                      GOLDMAN SACHS        GOLDMAN SACHS       GOLDMAN SACHS
                                        SMALL CAP            STRATEGIC              HIGH
                                        VALUE FUND          GROWTH FUND          YIELD FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $26,895                $80              $215,704
                                        ----------            -------            ----------
EXPENSES:
 Administrative charges                         --                 --                    --
 Mortality and expense risk
  charges                                  (19,848)              (119)              (10,549)
                                        ----------            -------            ----------
  Total expenses                           (19,848)              (119)              (10,549)
                                        ----------            -------            ----------
  Net investment income (loss)               7,047                (39)              205,155
                                        ----------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    135,123                 45                 8,812
 Net realized gain on
  distributions                            128,880              1,270                69,195
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           62,304                 15               190,399
                                        ----------            -------            ----------
  Net gain (loss) on investments           326,307              1,330               268,406
                                        ----------            -------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $333,354             $1,291              $473,561
                                        ==========            =======            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS        GOLDMAN SACHS
                                     LARGE CAP          SMALL/MID CAP
                                    VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,923                 $ --
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                               (2,888)              (4,238)
                                     ---------            ---------
  Total expenses                        (2,888)              (4,238)
                                     ---------            ---------
  Net investment income (loss)           2,035               (4,238)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,117               60,256
 Net realized gain on
  distributions                             --               27,181
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,692               11,736
                                     ---------            ---------
  Net gain (loss) on
   investments                          68,809               99,173
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $70,844              $94,935
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           JOHN HANCOCK            FROST
                                SATELLITE STRATEGIES        SMALL CAP          DIVIDEND VALUE
                                     PORTFOLIO             EQUITY FUND          EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7                    $1,080               $288
                                        ----                ----------             ------
EXPENSES:
 Administrative charges                   --                        --                 --
 Mortality and expense risk
  charges                                 --                    (7,256)              (163)
                                        ----                ----------             ------
  Total expenses                          --                    (7,256)              (163)
                                        ----                ----------             ------
  Net investment income
   (loss)                                  7                    (6,176)               125
                                        ----                ----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   105,586                 (1)
 Net realized gain on
  distributions                            1                        --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              8                    25,959                220
                                        ----                ----------             ------
  Net gain (loss) on
   investments                             9                   131,545                219
                                        ----                ----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                            $16                  $125,369               $344
                                        ====                ==========             ======

                                                            HARTFORD                HARTFORD
                                     HARTFORD                TOTAL                  CAPITAL
                                     BALANCED             RETURN BOND             APPRECIATION
                                     HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT (20)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $232,448                $950,081                $373,189
                                    ----------            ------------            ------------
EXPENSES:
 Administrative charges                     --                      --                      --
 Mortality and expense risk
  charges                              (48,970)               (126,326)               (153,012)
                                    ----------            ------------            ------------
  Total expenses                       (48,970)               (126,326)               (153,012)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                              183,478                 823,755                 220,177
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (37,270)                229,040                (718,441)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          694,530                 491,669               4,488,409
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         657,260                 720,709               3,769,968
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $840,738              $1,544,464              $3,990,145
                                    ==========            ============            ============

(20) Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD
                                       DIVIDEND              HARTFORD
                                      AND GROWTH          GLOBAL RESEARCH
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $623,962               $5,074
                                     ------------            ---------
EXPENSES:
 Administrative charges                        --                   --
 Mortality and expense risk
  charges                                (140,309)              (3,890)
                                     ------------            ---------
  Total expenses                         (140,309)              (3,890)
                                     ------------            ---------
  Net investment income (loss)            483,653                1,184
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   360,388                8,733
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,341,953               65,689
                                     ------------            ---------
  Net gain (loss) on
   investments                          2,702,341               74,422
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,185,994              $75,606
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                     HARTFORD             HARTFORD            DISCIPLINED
                                    HEALTHCARE          GLOBAL GROWTH           EQUITY
                                     HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (13)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,855                 $226                $ --
                                    ----------            ---------             -------
EXPENSES:
 Administrative charges                     --                   --                  --
 Mortality and expense risk
  charges                              (10,264)                (698)                (48)
                                    ----------            ---------             -------
  Total expenses                       (10,264)                (698)                (48)
                                    ----------            ---------             -------
  Net investment income
   (loss)                               (5,409)                (472)                (48)
                                    ----------            ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 40,712                4,603               1,402
 Net realized gain on
  distributions                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          221,283               11,644                (573)
                                    ----------            ---------             -------
  Net gain (loss) on
   investments                         261,995               16,247                 829
                                    ----------            ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $256,586              $15,775                $781
                                    ==========            =========             =======

                                                          HARTFORD
                                    HARTFORD               GROWTH                HARTFORD
                                     GROWTH            OPPORTUNITIES              INDEX
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                $188,250
                                    ---------            ----------            ------------
EXPENSES:
 Administrative charges                    --                    --                      --
 Mortality and expense risk
  charges                              (3,538)              (26,603)                (61,315)
                                    ---------            ----------            ------------
  Total expenses                       (3,538)              (26,603)                (61,315)
                                    ---------            ----------            ------------
  Net investment income
   (loss)                              (3,538)              (26,603)                126,935
                                    ---------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   793               178,827                   5,542
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          61,913               520,384               1,139,724
                                    ---------            ----------            ------------
  Net gain (loss) on
   investments                         62,706               699,211               1,145,266
                                    ---------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,168              $672,608              $1,272,201
                                    =========            ==========            ============

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      HARTFORD
                                    INTERNATIONAL             HARTFORD
                                    OPPORTUNITIES              MIDCAP
                                      HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $19,475                $130,651
                                     -----------            ------------
EXPENSES:
 Administrative charges                       --                      --
 Mortality and expense risk
  charges                                 (8,897)                (80,441)
                                     -----------            ------------
  Total expenses                          (8,897)                (80,441)
                                     -----------            ------------
  Net investment income (loss)            10,578                  50,210
                                     -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (126,164)                260,812
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            313,571               2,264,942
                                     -----------            ------------
  Net gain (loss) on
   investments                           187,407               2,525,754
                                     -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $197,985              $2,575,964
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD              HARTFORD
                                  MONEY MARKET         SMALL COMPANY         SMALLCAP GROWTH
                                    HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                  $ --
                                    ---------            ----------             ---------
EXPENSES:
 Administrative charges                    --                    --                    --
 Mortality and expense risk
  charges                             (65,376)              (32,665)               (2,293)
                                    ---------            ----------             ---------
  Total expenses                      (65,376)              (32,665)               (2,293)
                                    ---------            ----------             ---------
  Net investment income
   (loss)                             (65,376)              (32,665)               (2,293)
                                    ---------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               208,458                10,396
 Net realized gain on
  distributions                            --                   334                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               485,718                26,854
                                    ---------            ----------             ---------
  Net gain (loss) on
   investments                             --               694,510                37,250
                                    ---------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(65,376)             $661,845               $34,957
                                    =========            ==========             =========

                                                          HARTFORD
                                     HARTFORD          U.S. GOVERNMENT          HARTFORD
                                      STOCK              SECURITIES              VALUE
                                     HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $114,417              $54,817               $29,626
                                    ----------            ---------            ----------
EXPENSES:
 Administrative charges                     --                   --                    --
 Mortality and expense risk
  charges                              (35,288)             (12,796)               (8,645)
                                    ----------            ---------            ----------
  Total expenses                       (35,288)             (12,796)               (8,645)
                                    ----------            ---------            ----------
  Net investment income
   (loss)                               79,129               42,021                20,981
                                    ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (37,305)               1,768                27,369
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          651,399                6,122               136,840
                                    ----------            ---------            ----------
  Net gain (loss) on
   investments                         614,094                7,890               164,209
                                    ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $693,223              $49,911              $185,190
                                    ==========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           THE HARTFORD
                                     THE HARTFORD             TARGET
                                      CHECKS AND            RETIREMENT
                                     BALANCES FUND          2010 FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $11,014               $43,934
                                       ---------            ----------
EXPENSES:
 Administrative charges                       --                    --
 Mortality and expense risk
  charges                                 (3,272)              (11,018)
                                       ---------            ----------
  Total expenses                          (3,272)              (11,018)
                                       ---------            ----------
  Net investment income (loss)             7,742                32,916
                                       ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,283                33,993
 Net realized gain on
  distributions                            1,384                39,841
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         33,085                13,707
                                       ---------            ----------
  Net gain (loss) on investments          35,752                87,541
                                       ---------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $43,494              $120,457
                                       =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       THE HARTFORD          THE HARTFORD
                                          TARGET                TARGET             THE HARTFORD
                                        RETIREMENT            RETIREMENT           DIVIDEND AND
                                        2020 FUND             2030 FUND            GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $162,108              $138,043               $30,738
                                        ----------            ----------            ----------
EXPENSES:
 Administrative charges                         --                    --                    --
 Mortality and expense risk
  charges                                  (40,231)              (33,738)              (12,029)
                                        ----------            ----------            ----------
  Total expenses                           (40,231)              (33,738)              (12,029)
                                        ----------            ----------            ----------
  Net investment income (loss)             121,877               104,305                18,709
                                        ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    109,738               144,135                12,565
 Net realized gain on
  distributions                            119,963               130,680                31,172
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          138,439               102,115               127,584
                                        ----------            ----------            ----------
  Net gain (loss) on investments           368,140               376,930               171,321
                                        ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $490,017              $481,235              $190,030
                                        ==========            ==========            ==========


                                        THE HARTFORD                                 THE HARTFORD
                                        INTERNATIONAL          THE HARTFORD             SMALL
                                     OPPORTUNITIES FUND         MIDCAP FUND          COMPANY FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,854                    $12                  $ --
                                          ---------              ---------            ----------
EXPENSES:
 Administrative charges                          --                     --                    --
 Mortality and expense risk
  charges                                      (928)                (2,822)               (3,421)
                                          ---------              ---------            ----------
  Total expenses                               (928)                (2,822)               (3,421)
                                          ---------              ---------            ----------
  Net investment income (loss)                  926                 (2,810)               (3,421)
                                          ---------              ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         (82)                  (832)               34,623
 Net realized gain on
  distributions                                  --                 18,036                45,153
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            14,694                 29,415                27,887
                                          ---------              ---------            ----------
  Net gain (loss) on investments             14,612                 46,619               107,663
                                          ---------              ---------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                               $15,538                $43,809              $104,242
                                          =========              =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     THE HARTFORD         THE HARTFORD
                                     TOTAL RETURN          HEALTHCARE
                                       BOND FUND              FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,863                 $ --
                                       ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (2,432)                (651)
                                       ---------            ---------
  Total expenses                          (2,432)                (651)
                                       ---------            ---------
  Net investment income (loss)             5,431                 (651)
                                       ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,405                7,717
 Net realized gain on
  distributions                            8,154                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            682                6,370
                                       ---------            ---------
  Net gain (loss) on investments          10,241               14,087
                                       ---------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                            $15,672              $13,436
                                       =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        THE HARTFORD            THE HARTFORD          THE HARTFORD
                                           GROWTH                 BALANCED            CONSERVATIVE
                                     OPPORTUNITIES FUND       ALLOCATION FUND       ALLOCATION FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $102,065               $72,812
                                          ---------              ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                    (1,039)                (25,698)              (16,847)
                                          ---------              ----------            ----------
  Total expenses                             (1,039)                (25,698)              (16,847)
                                          ---------              ----------            ----------
  Net investment income (loss)               (1,039)                 76,367                55,965
                                          ---------              ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       3,241                 233,489                57,921
 Net realized gain on
  distributions                                  --                      --                43,488
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            16,955                  23,044                14,632
                                          ---------              ----------            ----------
  Net gain (loss) on investments             20,196                 256,533               116,041
                                          ---------              ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                               $19,157                $332,900              $172,006
                                          =========              ==========            ==========

                                        THE HARTFORD           THE HARTFORD
                                          CAPITAL                 GROWTH            THE HARTFORD
                                     APPRECIATION FUND       ALLOCATION FUND        MONEY MARKET
                                        SUB-ACCOUNT          SUB-ACCOUNT (21)        SUB-ACCOUNT
---------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $62,562               $90,128                 $ --
                                        ------------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                    (63,771)              (25,297)             (13,193)
                                        ------------            ----------            ---------
  Total expenses                             (63,771)              (25,297)             (13,193)
                                        ------------            ----------            ---------
  Net investment income (loss)                (1,209)               64,831              (13,193)
                                        ------------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      446,297               193,073                   --
 Net realized gain on
  distributions                                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            893,148               116,830                   --
                                        ------------            ----------            ---------
  Net gain (loss) on investments           1,339,445               309,903                   --
                                        ------------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from
   operations                             $1,338,236              $374,734             $(13,193)
                                        ============            ==========            =========

(21) Effective May 25, 2012 The Hartford Equity Growth Allocation Fund merged with The Hartford Growth Allocation Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                    THE HARTFORD        THE HARTFORD
                                 INFLATION PLUS FUND     VALUE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,764               $70
                                      ---------             -----
EXPENSES:
 Mortality and expense risk
  charges                                (3,847)              (27)
                                      ---------             -----
  Total expenses                         (3,847)              (27)
                                      ---------             -----
  Net investment income (loss)            7,917                43
                                      ---------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  47,126                 1
 Net realized gain on
  distributions                          51,331               154
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (25,576)               57
                                      ---------             -----
  Net gain (loss) on
   investments                           72,881               212
                                      ---------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $80,798              $255
                                      =========             =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        THE HARTFORD          THE HARTFORD
                                  THE HARTFORD             TARGET                TARGET
                                     EQUITY              RETIREMENT            RETIREMENT
                                   INCOME FUND           2015 FUND             2025 FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,556               $68,460              $117,283
                                    ---------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (1,299)              (12,710)              (28,796)
                                    ---------            ----------            ----------
  Total expenses                       (1,299)              (12,710)              (28,796)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                               1,257                55,750                88,487
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   453                32,780                42,969
 Net realized gain on
  distributions                         1,819                41,602                62,483
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,222                52,635               208,893
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         10,494               127,017               314,345
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,751              $182,767              $402,832
                                    =========            ==========            ==========

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2035 FUND             2040 FUND             2045 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $47,302               $50,027               $37,285
                                    ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (11,867)              (10,392)               (9,133)
                                    ----------            ----------            ----------
  Total expenses                       (11,867)              (10,392)               (9,133)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               35,435                39,635                28,152
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 15,992                17,036                11,319
 Net realized gain on
  distributions                         19,375                19,011                11,226
 Net unrealized appreciation
  (depreciation) of
  investments during the year          121,442               105,803               103,169
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         156,809               141,850               125,714
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $192,244              $181,485              $153,866
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   THE HARTFORD
                                      TARGET               THE HARTFORD
                                    RETIREMENT               BALANCED
                                     2050 FUND              INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (22)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $20,117                   $442
                                     ---------                -------
EXPENSES:
 Mortality and expense risk
  charges                               (5,619)                  (136)
                                     ---------                -------
  Total expenses                        (5,619)                  (136)
                                     ---------                -------
  Net investment income (loss)          14,498                    306
                                     ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (247)                     4
 Net realized gain on
  distributions                          4,221                    238
 Net unrealized appreciation
  (depreciation) of
  investments during the year           60,250                    937
                                     ---------                -------
  Net gain (loss) on
   investments                          64,224                  1,179
                                     ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $78,722                 $1,485
                                     =========                =======

(22) Funded as of January 3, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD
                                 INTERNATIONAL         THE HARTFORD        HOTCHKIS AND WILEY
                                 SMALL COMPANY            MIDCAP                LARGE CAP
                                      FUND              VALUE FUND             VALUE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $73                   $1                   $13,846
                                     -----                 ----                 ---------
EXPENSES:
 Mortality and expense risk
  charges                              (29)                  --                    (4,714)
                                     -----                 ----                 ---------
  Total expenses                       (29)                  --                    (4,714)
                                     -----                 ----                 ---------
  Net investment income
   (loss)                               44                    1                     9,132
                                     -----                 ----                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 99                   --                    (4,492)
 Net realized gain on
  distributions                         --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          303                    1                    94,893
                                     -----                 ----                 ---------
  Net gain (loss) on
   investments                         402                    1                    90,401
                                     -----                 ----                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $446                   $2                   $99,533
                                     =====                 ====                 =========


                                  INVESCO V.I.
                                   TECHNOLOGY             INVESCO              INVESCO
                                      FUND             LEISURE FUND        TECHNOLOGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $598               $2,842
                                    ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (1,009)              (2,807)              (3,209)
                                    ---------            ---------            ---------
  Total expenses                       (1,009)              (2,807)              (3,209)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              (1,009)              (2,209)                (367)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                14,189               (8,638)              60,226
 Net realized gain on
  distributions                            --               49,697               10,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,099               50,262              (37,239)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         16,288               91,321               33,734
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $15,279              $89,112              $33,367
                                    =========            =========            =========

(23) Funded as of October 22, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    IVY GLOBAL
                                      NATURAL           IVY LARGE CAP
                                  RESOURCES FUND         GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,599                $3,287
                                     ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (15,259)               (5,218)
                                     ---------            ----------
  Total expenses                       (15,259)               (5,218)
                                     ---------            ----------
  Net investment income (loss)          (7,660)               (1,931)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (75,941)               98,322
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,497                 8,588
                                     ---------            ----------
  Net gain (loss) on
   investments                           3,556               106,910
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,104)             $104,979
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   IVY SCIENCE &           IVY ASSET            JANUS ASPEN
                                  TECHNOLOGY FUND        STRATEGY FUND        FORTY PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $33,079               $11,973
                                     ---------             ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (3,343)                (8,614)              (11,898)
                                     ---------             ----------            ----------
  Total expenses                        (3,343)                (8,614)              (11,898)
                                     ---------             ----------            ----------
  Net investment income
   (loss)                               (3,343)                24,465                    75
                                     ---------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,101                 33,953               (26,367)
 Net realized gain on
  distributions                          2,215                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,836                138,957               375,894
                                     ---------             ----------            ----------
  Net gain (loss) on
   investments                          84,152                172,910               349,527
                                     ---------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $80,809               $197,375              $349,602
                                     =========             ==========            ==========

                                   JANUS ASPEN         JANUS ASPEN         JANUS ASPEN
                                    WORLDWIDE          ENTERPRISE           BALANCED
                                    PORTFOLIO           PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,887               $ --              $12,301
                                    ---------            -------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (1,506)              (249)              (3,055)
                                    ---------            -------            ---------
  Total expenses                       (1,506)              (249)              (3,055)
                                    ---------            -------            ---------
  Net investment income
   (loss)                                 381               (249)               9,246
                                    ---------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,632)                25               (9,448)
 Net realized gain on
  distributions                            --                 --               32,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year          41,214              5,930               23,548
                                    ---------            -------            ---------
  Net gain (loss) on
   investments                         38,582              5,955               46,273
                                    ---------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $38,963             $5,706              $55,519
                                    =========            =======            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    JANUS ASPEN            JANUS
                                     OVERSEAS            FLEXIBLE
                                     PORTFOLIO           BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,062             $1,099
                                     ---------            -------
EXPENSES:
 Mortality and expense risk
  charges                               (2,015)              (139)
                                     ---------            -------
  Total expenses                        (2,015)              (139)
                                     ---------            -------
  Net investment income (loss)              47                960
                                     ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (62,009)                 7
 Net realized gain on
  distributions                         28,204                273
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,249                590
                                     ---------            -------
  Net gain (loss) on
   investments                          44,444                870
                                     ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $44,491             $1,830
                                     =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JANUS                  JANUS                 JANUS
                                     FORTY FUND           BALANCED FUND        ENTERPRISE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $17,683               $35,900                  $ --
                                    ------------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (42,114)               (6,427)               (5,082)
                                    ------------            ----------            ----------
  Total expenses                         (42,114)               (6,427)               (5,082)
                                    ------------            ----------            ----------
  Net investment income
   (loss)                                (24,431)               29,473                (5,082)
                                    ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  265,216                31,545                69,239
 Net realized gain on
  distributions                               --                52,823                23,547
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,047,443                85,679                15,575
                                    ------------            ----------            ----------
  Net gain (loss) on
   investments                         1,312,659               170,047               108,361
                                    ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,288,228              $199,520              $103,279
                                    ============            ==========            ==========

                                                                                 PERKINS
                                       JANUS                 JANUS               MID CAP
                                   OVERSEAS FUND        WORLDWIDE FUND         VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $202,553               $2,639               $5,638
                                    -----------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (35,116)              (2,056)              (3,518)
                                    -----------            ---------            ---------
  Total expenses                        (35,116)              (2,056)              (3,518)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                               167,437                  583                2,120
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (241,547)              12,084                  898
 Net realized gain on
  distributions                              --                   --               34,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year           746,725               47,734               36,495
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                          505,178               59,818               71,491
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $672,615              $60,401              $73,611
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PRUDENTIAL
                                      JENNISON            PRUDENTIAL
                                      MID-CAP           JENNISON 20/20
                                 GROWTH FUND, INC.        FOCUS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,173                 $ --
                                     ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (5,376)              (2,734)
                                     ----------            ---------
  Total expenses                         (5,376)              (2,734)
                                     ----------            ---------
  Net investment income (loss)           (3,203)              (2,734)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  13,733                2,464
 Net realized gain on
  distributions                          49,433               28,495
 Net unrealized appreciation
  (depreciation) of
  investments during the year            98,058                5,750
                                     ----------            ---------
  Net gain (loss) on
   investments                          161,224               36,709
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $158,021              $33,975
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN             JPMORGAN              JPMORGAN
                                      CORE               SMALL CAP            SMALL CAP
                                    BOND FUND           EQUITY FUND          GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $34,147               $2,509                  $ --
                                    ---------            ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (3,912)              (1,794)               (4,262)
                                    ---------            ---------            ----------
  Total expenses                       (3,912)              (1,794)               (4,262)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                              30,235                  715                (4,262)
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                11,677               34,850                61,729
 Net realized gain on
  distributions                         1,651               21,638                82,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,079              (16,807)              (31,740)
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         24,407               39,681               112,908
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $54,642              $40,396              $108,646
                                    =========            =========            ==========

                                    JPMORGAN             JPMORGAN
                                    SMALL CAP            U.S. REAL            JPMORGAN
                                   VALUE FUND           ESTATE FUND       U.S. EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,904               $3,581               $2,010
                                    ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (867)              (1,661)                (598)
                                    ---------            ---------            ---------
  Total expenses                         (867)              (1,661)                (598)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                               3,037                1,920                1,412
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                45,478                7,289                 (363)
 Net realized gain on
  distributions                            --               24,011                4,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,596              (11,299)               5,376
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         77,074               20,001                9,330
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $80,111              $21,921              $10,742
                                    =========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN
                                   SMARTRETIREMENT        SMARTRETIREMENT
                                      2010 FUND              2015 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,081                $12,798
                                      ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                                (2,922)                (2,983)
                                      ---------              ---------
  Total expenses                         (2,922)                (2,983)
                                      ---------              ---------
  Net investment income (loss)            5,159                  9,815
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  14,169                 14,153
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,001                 24,503
                                      ---------              ---------
  Net gain (loss) on
   investments                           22,170                 38,656
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $27,329                $48,471
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  SMARTRETIREMENT        SMARTRETIREMENT       SMARTRETIREMENT
                                     2020 FUND              2025 FUND             2030 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,514                $21,415                $19,924
                                     ---------              ---------             ----------
EXPENSES:
 Mortality and expense risk
  charges                               (1,940)                (7,233)                (2,000)
                                     ---------              ---------             ----------
  Total expenses                        (1,940)                (7,233)                (2,000)
                                     ---------              ---------             ----------
  Net investment income
   (loss)                               10,574                 14,182                 17,924
                                     ---------              ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,737                 15,896                 18,796
 Net realized gain on
  distributions                             --                    975                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           34,517                 58,781                 95,717
                                     ---------              ---------             ----------
  Net gain (loss) on
   investments                          39,254                 75,652                114,513
                                     ---------              ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $49,828                $89,834               $132,437
                                     =========              =========             ==========

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  SMARTRETIREMENT        SMARTRETIREMENT        SMARTRETIREMENT
                                     2035 FUND              2040 FUND              2045 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,560                $10,916                 $4,674
                                     ---------              ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                               (2,366)                  (951)                (1,193)
                                     ---------              ---------              ---------
  Total expenses                        (2,366)                  (951)                (1,193)
                                     ---------              ---------              ---------
  Net investment income
   (loss)                                5,194                  9,965                  3,481
                                     ---------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,560                 10,445                  2,464
 Net realized gain on
  distributions                            704                     --                    406
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,954                 57,560                 15,770
                                     ---------              ---------              ---------
  Net gain (loss) on
   investments                          30,218                 68,005                 18,640
                                     ---------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $35,412                $77,970                $22,121
                                     =========              =========              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT        SMARTRETIREMENT
                                     2050 FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $13,902                $2,830
                                     ----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                  (260)               (1,595)
                                     ----------             ---------
  Total expenses                           (260)               (1,595)
                                     ----------             ---------
  Net investment income (loss)           13,642                 1,235
                                     ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,194                 3,717
 Net realized gain on
  distributions                           1,079                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,980                 7,401
                                     ----------             ---------
  Net gain (loss) on
   investments                           89,253                11,118
                                     ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $102,895               $12,353
                                     ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN             JPMORGAN               KEELEY
                                 SMARTRETIREMENT         PRIME MONEY           SMALL CAP
                                    2055 FUND            MARKET FUND           VALUE FUND
                                 SUB-ACCOUNT (24)        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3                    $182                $3,687
                                       ----               ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                --                 (15,156)               (5,752)
                                       ----               ---------            ----------
  Total expenses                         --                 (15,156)               (5,752)
                                       ----               ---------            ----------
  Net investment income
   (loss)                                 3                 (14,974)               (2,065)
                                       ----               ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                      --                20,866
 Net realized gain on
  distributions                          --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2                      --               287,654
                                       ----               ---------            ----------
  Net gain (loss) on
   investments                            2                      --               308,520
                                       ----               ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $5                $(14,974)             $306,455
                                       ====               =========            ==========


                                  LOOMIS SAYLES       LKCM AQUINAS       LKCM AQUINAS
                                    BOND FUND          GROWTH FUND        VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $31,021               $ --               $353
                                    ---------            -------            -------
EXPENSES:
 Mortality and expense risk
  charges                              (4,517)              (556)              (693)
                                    ---------            -------            -------
  Total expenses                       (4,517)              (556)              (693)
                                    ---------            -------            -------
  Net investment income
   (loss)                              26,504               (556)              (340)
                                    ---------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,522                109                 90
 Net realized gain on
  distributions                            --                352                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          41,793              2,812              6,194
                                    ---------            -------            -------
  Net gain (loss) on
   investments                         43,315              3,273              6,284
                                    ---------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $69,819             $2,717             $5,944
                                    =========            =======            =======

(24) Funded as of October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         LORD ABBETT
                                    LORD ABBETT          FUNDAMENTAL
                                  AFFILIATED FUND        EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,006               $22,439
                                     ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (6,699)              (18,884)
                                     ---------            ----------
  Total expenses                        (6,699)              (18,884)
                                     ---------            ----------
  Net investment income (loss)           4,307                 3,555
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 27,278                46,430
 Net realized gain on
  distributions                             --                37,024
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,694               166,950
                                     ---------            ----------
  Net gain (loss) on
   investments                          88,972               250,404
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $93,279              $253,959
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT             LORD ABBETT            LORD ABBETT
                                       BOND                  GROWTH                 CLASSIC
                                  DEBENTURE FUND       OPPORTUNITIES FUND         STOCK FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $113,956                   $ --                 $1,501
                                    ----------              ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                              (18,239)                (2,088)                (1,416)
                                    ----------              ---------              ---------
  Total expenses                       (18,239)                (2,088)                (1,416)
                                    ----------              ---------              ---------
  Net investment income
   (loss)                               95,717                 (2,088)                    85
                                    ----------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 56,099                  7,580                  2,112
 Net realized gain on
  distributions                             --                     48                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           63,206                 21,735                 12,623
                                    ----------              ---------              ---------
  Net gain (loss) on
   investments                         119,305                 29,363                 14,735
                                    ----------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $215,022                $27,275                $14,820
                                    ==========              =========              =========

                                    LORD ABBETT
                                    CALIBRATED            LORD ABBETT          LORD ABBETT
                                     DIVIDEND                TOTAL              SMALL CAP
                                    GROWTH FUND           RETURN FUND           BLEND FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,884               $17,489                  $ --
                                     ---------             ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (2,505)               (6,038)              (19,299)
                                     ---------             ---------            ----------
  Total expenses                        (2,505)               (6,038)              (19,299)
                                     ---------             ---------            ----------
  Net investment income
   (loss)                                4,379                11,451               (19,299)
                                     ---------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,659                   466                64,792
 Net realized gain on
  distributions                             --                11,927                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,158                 7,620               180,105
                                     ---------             ---------            ----------
  Net gain (loss) on
   investments                          18,817                20,013               244,897
                                     ---------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $23,196               $31,464              $225,598
                                     =========             =========            ==========

(25) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT
                                     DEVELOPING           INTERNATIONAL
                                 GROWTH FUND, INC.      CORE EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $5,665
                                     ----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                (5,116)               (1,492)
                                     ----------             ---------
  Total expenses                         (5,116)               (1,492)
                                     ----------             ---------
  Net investment income (loss)           (5,116)                4,173
                                     ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  28,525                   180
 Net realized gain on
  distributions                          99,615                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (25,941)               25,100
                                     ----------             ---------
  Net gain (loss) on
   investments                          102,199                25,280
                                     ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $97,083               $29,453
                                     ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LEGG MASON
                                     LORD ABBETT              CAPITAL
                                        VALUE               MANAGEMENT            BMO MID-CAP
                                 OPPORTUNITIES FUND      VALUE TRUST, INC.        VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (43)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $2,151                $1,752
                                      ---------              ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                (1,993)                (2,047)               (1,298)
                                      ---------              ---------             ---------
  Total expenses                         (1,993)                (2,047)               (1,298)
                                      ---------              ---------             ---------
  Net investment income
   (loss)                                (1,993)                   104                   454
                                      ---------              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,757                 (1,325)                5,433
 Net realized gain on
  distributions                              --                     --                12,865
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,786                 35,678                29,762
                                      ---------              ---------             ---------
  Net gain (loss) on
   investments                           24,543                 34,353                48,060
                                      ---------              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $22,550                $34,457               $48,514
                                      =========              =========             =========


                                  MFS EMERGING         MASSACHUSETTS
                                     MARKETS          INVESTORS GROWTH          MFS HIGH
                                   EQUITY FUND           STOCK FUND           INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,245               $25,000               $78,014
                                    ---------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (2,784)              (15,717)               (8,654)
                                    ---------            ----------            ----------
  Total expenses                       (2,784)              (15,717)               (8,654)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                              12,461                 9,283                69,360
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,103               140,189                  (166)
 Net realized gain on
  distributions                         2,418                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          30,800               241,891                76,542
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         37,321               382,080                76,376
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $49,782              $391,363              $145,736
                                    =========            ==========            ==========

(43) Formerly Marshall Mid-Cap Value Fund. Change effective February 9, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL
                                         NEW               MFS MID CAP
                                   DISCOVERY FUND          GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,526                  $ --
                                      ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                (1,882)               (4,181)
                                      ---------             ---------
  Total expenses                         (1,882)               (4,181)
                                      ---------             ---------
  Net investment income (loss)            1,644                (4,181)
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,485)               19,571
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,626                53,944
                                      ---------             ---------
  Net gain (loss) on
   investments                           62,141                73,515
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $63,785               $69,334
                                      =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS NEW             MFS RESEARCH            MFS TOTAL
                                 DISCOVERY FUND       INTERNATIONAL FUND        RETURN FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $28,183                $34,406
                                    ---------             ----------             ----------
EXPENSES:
 Mortality and expense risk
  charges                                (237)               (12,406)                (7,387)
                                    ---------             ----------             ----------
  Total expenses                         (237)               (12,406)                (7,387)
                                    ---------             ----------             ----------
  Net investment income
   (loss)                                (237)                15,777                 27,019
                                    ---------             ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (10,618)                13,510                 29,285
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          68,200                152,866                 71,520
                                    ---------             ----------             ----------
  Net gain (loss) on
   investments                         57,582                166,376                100,805
                                    ---------             ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $57,345               $182,153               $127,824
                                    =========             ==========             ==========

                                       MFS                   MFS              MFS RESEARCH
                                  UTILITIES FUND          VALUE FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $172,973              $106,035              $3,791
                                    ----------            ----------            --------
EXPENSES:
 Mortality and expense risk
  charges                              (39,174)              (27,666)             (1,121)
                                    ----------            ----------            --------
  Total expenses                       (39,174)              (27,666)             (1,121)
                                    ----------            ----------            --------
  Net investment income
   (loss)                              133,799                78,369               2,670
                                    ----------            ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                142,257               162,408               2,208
 Net realized gain on
  distributions                          2,373                47,281                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          383,683               504,813               1,876
                                    ----------            ----------            --------
  Net gain (loss) on
   investments                         528,313               714,502               4,084
                                    ----------            ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $662,112              $792,871              $6,754
                                    ==========            ==========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  MFS MASSACHUSETTS       MFS INTERNATIONAL
                                   INVESTORS TRUST           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $10,331                  $355
                                      ----------               -------
EXPENSES:
 Mortality and expense risk
  charges                                 (3,370)                 (304)
                                      ----------               -------
  Total expenses                          (3,370)                 (304)
                                      ----------               -------
  Net investment income (loss)             6,961                    51
                                      ----------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   60,681                    72
 Net realized gain on
  distributions                           19,577                   128
 Net unrealized appreciation
  (depreciation) of
  investments during the year             21,764                 3,903
                                      ----------               -------
  Net gain (loss) on
   investments                           102,022                 4,103
                                      ----------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $108,983                $4,154
                                      ==========               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS CORE           MFS GOVERNMENT      MFS INTERNATIONAL
                                   EQUITY FUND         SECURITIES FUND          VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,794              $103,558               $35,994
                                    ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (4,853)              (24,037)               (2,510)
                                    ----------            ----------            ----------
  Total expenses                        (4,853)              (24,037)               (2,510)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                                  (59)               79,521                33,484
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,942)               55,428                 5,923
 Net realized gain on
  distributions                             --                18,508                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          132,430               (93,649)              235,594
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         127,488               (19,713)              241,517
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $127,429               $59,808              $275,001
                                    ==========            ==========            ==========

                                        MFS               MFS CORE            MFS HIGH
                                  TECHNOLOGY FUND       EQUITY SERIES       INCOME SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $84               $7,999
                                     ---------             -------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (863)                (75)                (739)
                                     ---------             -------            ---------
  Total expenses                          (863)                (75)                (739)
                                     ---------             -------            ---------
  Net investment income
   (loss)                                 (863)                  9                7,260
                                     ---------             -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,593                   5                1,151
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,206               1,492                5,449
                                     ---------             -------            ---------
  Net gain (loss) on
   investments                          11,799               1,497                6,600
                                     ---------             -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,936              $1,506              $13,860
                                     =========             =======            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  MFS INVESTORS
                                     GROWTH           MFS UTILITIES
                                  STOCK SERIES           SERIES
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $46              $12,125
                                     -------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (70)              (1,172)
                                     -------            ---------
  Total expenses                         (70)              (1,172)
                                     -------            ---------
  Net investment income (loss)           (24)              10,953
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   14                  395
 Net realized gain on
  distributions                          481                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            991                9,927
                                     -------            ---------
  Net gain (loss) on
   investments                         1,486               10,322
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,462              $21,275
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         BLACKROCK             BLACKROCK
                                   MFS GROWTH             GLOBAL               LARGE CAP
                                      FUND            ALLOCATION FUND          CORE FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $123,741               $6,645
                                    --------            -----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (787)               (61,003)              (1,841)
                                    --------            -----------            ---------
  Total expenses                        (787)               (61,003)              (1,841)
                                    --------            -----------            ---------
  Net investment income
   (loss)                               (787)                62,738                4,804
                                    --------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  650                116,589                 (598)
 Net realized gain on
  distributions                           --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,040                634,400               43,154
                                    --------            -----------            ---------
  Net gain (loss) on
   investments                         6,690                750,989               42,556
                                    --------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,903               $813,727              $47,360
                                    ========            ===========            =========

                                      BLACKROCK               BLACKROCK                BLACKROCK
                                        VALUE                 SMALL CAP              MID CAP VALUE
                                  OPPORTUNITIES FUND         GROWTH FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                     $ --                   $4,096
                                       --------               ----------              -----------
EXPENSES:
 Mortality and expense risk
  charges                                  (389)                  (4,059)                  (8,644)
                                       --------               ----------              -----------
  Total expenses                           (389)                  (4,059)                  (8,644)
                                       --------               ----------              -----------
  Net investment income
   (loss)                                  (389)                  (4,059)                  (4,548)
                                       --------               ----------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     319                   28,057                   76,594
 Net realized gain on
  distributions                              --                   70,810                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,848                  (47,273)                  47,591
                                       --------               ----------              -----------
  Net gain (loss) on
   investments                            3,167                   51,594                  124,185
                                       --------               ----------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $2,778                  $47,535                 $119,637
                                       ========               ==========              ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            BLACKROCK             BLACKROCK
                                          INTERNATIONAL            MID CAP
                                          OPPORTUNITIES         GROWTH EQUITY
                                            PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $17,829                 $ --
                                            ----------            ---------
EXPENSES:
 Mortality and expense risk charges             (1,799)              (2,121)
                                            ----------            ---------
  Total expenses                                (1,799)              (2,121)
                                            ----------            ---------
  Net investment income (loss)                  16,030               (2,121)
                                            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  14,798                9,345
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              155,424               12,392
                                            ----------            ---------
  Net gain (loss) on investments               170,222               21,737
                                            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $186,252              $19,616
                                            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MUNDER            NEUBERGER BERMAN         NUVEEN TRADEWINDS
                                   MIDCAP CORE              SOCIALLY               INTERNATIONAL
                                   GROWTH FUND           RESPONSIVE FUND            VALUE FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $5,333                  $1,202
                                    ----------              ---------                 -------
EXPENSES:
 Mortality and expense risk
  charges                               (6,127)                (3,668)                   (241)
                                    ----------              ---------                 -------
  Total expenses                        (6,127)                (3,668)                   (241)
                                    ----------              ---------                 -------
  Net investment income
   (loss)                               (6,127)                 1,665                     961
                                    ----------              ---------                 -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 58,874                 16,476                    (207)
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          260,741                 39,630                     744
                                    ----------              ---------                 -------
  Net gain (loss) on
   investments                         319,615                 56,106                     537
                                    ----------              ---------                 -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $313,488                $57,771                  $1,498
                                    ==========              =========                 =======

                                      OAKMARK             THE OAKMARK            OPPENHEIMER
                                   INTERNATIONAL           EQUITY AND              CAPITAL
                                  SMALL CAP FUND          INCOME FUND         APPRECIATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,533               $98,089                $11,005
                                    -----------            ----------             ----------
EXPENSES:
 Mortality and expense risk
  charges                                (2,442)                   --                (11,923)
                                    -----------            ----------             ----------
  Total expenses                         (2,442)                   --                (11,923)
                                    -----------            ----------             ----------
  Net investment income
   (loss)                                 6,091                98,089                   (918)
                                    -----------            ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (110,756)               21,479                 28,306
 Net realized gain on
  distributions                              --               257,640                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224,716               410,283                174,739
                                    -----------            ----------             ----------
  Net gain (loss) on
   investments                          113,960               689,402                203,045
                                    -----------            ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $120,051              $787,491               $202,127
                                    ===========            ==========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          OPPENHEIMER
                                    OPPENHEIMER          INTERNATIONAL
                                    GLOBAL FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $49,384               $5,900
                                     ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (26,927)              (4,037)
                                     ----------            ---------
  Total expenses                        (26,927)              (4,037)
                                     ----------            ---------
  Net investment income (loss)           22,457                1,863
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 111,719                 (259)
 Net realized gain on
  distributions                           8,182                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           740,914               75,106
                                     ----------            ---------
  Net gain (loss) on
   investments                          860,815               74,847
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $883,272              $76,710
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          OPPENHEIMER          OPPENHEIMER
                                    OPPENHEIMER        GLOBAL STRATEGIC    MAIN STREET SMALL- &
                                 MAIN STREET FUND         INCOME FUND         MID - CAP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,722               $21,937               $17,157
                                     ---------             ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (1,549)               (4,155)              (14,561)
                                     ---------             ---------            ----------
  Total expenses                        (1,549)               (4,155)              (14,561)
                                     ---------             ---------            ----------
  Net investment income
   (loss)                                  173                17,782                 2,596
                                     ---------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    947                 1,862                32,858
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,427                23,387               245,336
                                     ---------             ---------            ----------
  Net gain (loss) on
   investments                          19,374                25,249               278,194
                                     ---------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $19,547               $43,031              $280,790
                                     =========             =========            ==========

                                   OPPENHEIMER                              OPPENHEIMER
                                    DEVELOPING           OPPENHEIMER          CAPITAL
                                   MARKETS FUND          EQUITY FUND        INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $21,491               $1,377              $15
                                    ----------            ---------             ----
EXPENSES:
 Mortality and expense risk
  charges                              (19,964)                (752)              (4)
                                    ----------            ---------             ----
  Total expenses                       (19,964)                (752)              (4)
                                    ----------            ---------             ----
  Net investment income
   (loss)                                1,527                  625               11
                                    ----------            ---------             ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 22,192                  162                1
 Net realized gain on
  distributions                             --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          715,122               12,367               21
                                    ----------            ---------             ----
  Net gain (loss) on
   investments                         737,314               12,529               22
                                    ----------            ---------             ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $738,841              $13,154              $33
                                    ==========            =========             ====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER
                                   INTERNATIONAL        SMALL- & MID-CAP
                                     BOND FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $261,638                  $698
                                     ----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                               (54,200)               (5,073)
                                     ----------             ---------
  Total expenses                        (54,200)               (5,073)
                                     ----------             ---------
  Net investment income (loss)          207,438                (4,375)
                                     ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  42,087                   467
 Net realized gain on
  distributions                          39,965                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           323,962                70,859
                                     ----------             ---------
  Net gain (loss) on
   investments                          406,014                71,326
                                     ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $613,452               $66,951
                                     ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                   MAIN STREET          GOLD & SPECIAL             REAL
                                 OPPORTUNITY FUND        MINERALS FUND          ESTATE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,425                   $ --              $11,178
                                    ----------            -----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (6,193)               (18,035)              (4,169)
                                    ----------            -----------            ---------
  Total expenses                        (6,193)               (18,035)              (4,169)
                                    ----------            -----------            ---------
  Net investment income
   (loss)                                 (768)               (18,035)               7,009
                                    ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 59,120                (51,592)              27,277
 Net realized gain on
  distributions                             --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,807               (141,607)              27,502
                                    ----------            -----------            ---------
  Net gain (loss) on
   investments                         101,927               (193,199)              54,779
                                    ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $101,159              $(211,234)             $61,788
                                    ==========            ===========            =========

                                   OPPENHEIMER            PUTNAM             PUTNAM VT
                                  INTERNATIONAL           GLOBAL                HIGH
                                 DIVERSIFIED FUND       EQUITY FUND          YIELD FUND
                                 SUB-ACCOUNT (26)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $231                 $450               $53,422
                                      ------              -------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                 (2)                (209)               (5,414)
                                      ------              -------            ----------
  Total expenses                          (2)                (209)               (5,414)
                                      ------              -------            ----------
  Net investment income
   (loss)                                229                  241                48,008
                                      ------              -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   (3)               16,820
 Net realized gain on
  distributions                           --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (122)               4,518                38,663
                                      ------              -------            ----------
  Net gain (loss) on
   investments                          (122)               4,515                55,483
                                      ------              -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $107               $4,756              $103,491
                                      ======              =======            ==========

(26) Funded as of November 7, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL          MULTI-CAP
                                    GROWTH FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,374                 $718
                                     ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (669)              (2,126)
                                     ---------            ---------
  Total expenses                          (669)              (2,126)
                                     ---------            ---------
  Net investment income (loss)             705               (1,408)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,749)               5,414
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,505               39,829
                                     ---------            ---------
  Net gain (loss) on
   investments                          16,756               45,243
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,461              $43,835
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM               PIONEER              PIONEER
                                    SMALL CAP           FUNDAMENTAL            EMERGING
                                   VALUE FUND           VALUE FUND           MARKETS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (27)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,440              $2,798                 $6,470
                                    ---------             -------             ----------
EXPENSES:
 Mortality and expense risk
  charges                              (2,332)               (796)               (11,639)
                                    ---------             -------             ----------
  Total expenses                       (2,332)               (796)               (11,639)
                                    ---------             -------             ----------
  Net investment income
   (loss)                                (892)              2,002                 (5,169)
                                    ---------             -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,932                  11                (46,729)
 Net realized gain on
  distributions                            --                  --                  6,252
 Net unrealized appreciation
  (depreciation) of
  investments during the year          42,479               3,939                189,413
                                    ---------             -------             ----------
  Net gain (loss) on
   investments                         52,411               3,950                148,936
                                    ---------             -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $51,519              $5,952               $143,767
                                    =========             =======             ==========

                                   PIONEER OAK         ALLIANZ NFJ         ALLIANZ NFJ
                                 RIDGE SMALL CAP      INTERNATIONAL         SMALL CAP
                                   GROWTH FUND         VALUE FUND           VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $166               $17,928
                                    ---------            -------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (2,330)               (90)              (10,451)
                                    ---------            -------            ----------
  Total expenses                       (2,330)               (90)              (10,451)
                                    ---------            -------            ----------
  Net investment income
   (loss)                              (2,330)                76                 7,477
                                    ---------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,813                 16                83,087
 Net realized gain on
  distributions                        10,245                 --                81,156
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,978              1,515               (59,532)
                                    ---------            -------            ----------
  Net gain (loss) on
   investments                         25,036              1,531               104,711
                                    ---------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,706             $1,607              $112,188
                                    =========            =======            ==========

(27) Formerly Pioneer CullenValue Fund. Change effective June 30, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    ALLIANZ NFJ
                                      DIVIDEND          MANAGERS CADENCE
                                     VALUE FUND           MID-CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $80,545                  $83
                                     ----------              -------
EXPENSES:
 Mortality and expense risk
  charges                               (26,853)                (560)
                                     ----------              -------
  Total expenses                        (26,853)                (560)
                                     ----------              -------
  Net investment income (loss)           53,692                 (477)
                                     ----------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  87,871                1,758
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           203,281                2,570
                                     ----------              -------
  Net gain (loss) on
   investments                          291,152                4,328
                                     ----------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $344,844               $3,851
                                     ==========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              PIMCO
                                       PIMCO                 EMERGING                PIMCO
                                       TOTAL                 MARKETS                  REAL
                                    RETURN FUND             BOND FUND             RETURN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,241,672               $55,811                $421,850
                                    ------------            ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (185,769)              (11,140)                (73,293)
                                    ------------            ----------            ------------
  Total expenses                        (185,769)              (11,140)                (73,293)
                                    ------------            ----------            ------------
  Net investment income
   (loss)                              1,055,903                44,671                 348,557
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  299,051                42,108                 224,297
 Net realized gain on
  distributions                          808,523                   970                 413,674
 Net unrealized appreciation
  (depreciation) of
  investments during the year            597,002                83,454                 364,295
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         1,704,576               126,532               1,002,266
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,760,479              $171,203              $1,350,823
                                    ============            ==========            ============


                                                            PIONEER               PIONEER
                                      PIONEER                 HIGH               STRATEGIC
                                       FUND                YIELD FUND           INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,898              $107,898              $150,115
                                    -----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (6,980)              (13,521)              (17,038)
                                    -----------            ----------            ----------
  Total expenses                         (6,980)              (13,521)              (17,038)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                                 1,918                94,377               133,077
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10,101                71,709                59,803
 Net realized gain on
  distributions                         154,715                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (117,301)              104,890               120,631
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                           47,515               176,599               180,434
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $49,433              $270,976              $313,511
                                    ===========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PIONEER                 PIONEER
                                      MID CAP                 GROWTH
                                     VALUE FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,460                   $ --
                                     ----------              ---------
EXPENSES:
 Mortality and expense risk
  charges                               (10,469)                (1,918)
                                     ----------              ---------
  Total expenses                        (10,469)                (1,918)
                                     ----------              ---------
  Net investment income (loss)           (1,009)                (1,918)
                                     ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  50,997                 23,932
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            51,219                 (3,578)
                                     ----------              ---------
  Net gain (loss) on
   investments                          102,216                 20,354
                                     ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $101,207                $18,436
                                     ==========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIMCO                PUTNAM               PUTNAM
                                      TOTAL                EQUITY             HIGH YIELD
                                 RETURN III FUND         INCOME FUND        ADVANTAGE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,140                $6,022              $45,891
                                     --------             ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (191)               (1,950)              (4,645)
                                     --------             ---------            ---------
  Total expenses                         (191)               (1,950)              (4,645)
                                     --------             ---------            ---------
  Net investment income
   (loss)                               1,949                 4,072               41,246
                                     --------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (2)                2,658                2,338
 Net realized gain on
  distributions                         4,733                10,227                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,297)               25,959               45,430
                                     --------             ---------            ---------
  Net gain (loss) on
   investments                         (1,566)               38,844               47,768
                                     --------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $383               $42,916              $89,014
                                     ========             =========            =========

                                      PUTNAM                                 PUTNAM
                                  INTERNATIONAL           PUTNAM           MULTI-CAP
                                   EQUITY FUND        INVESTORS FUND      GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,025                $9               $20
                                    ----------             -----             -----
EXPENSES:
 Mortality and expense risk
  charges                               (1,915)               (3)              (49)
                                    ----------             -----             -----
  Total expenses                        (1,915)               (3)              (49)
                                    ----------             -----             -----
  Net investment income
   (loss)                                3,110                 6               (29)
                                    ----------             -----             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,812)               44                 9
 Net realized gain on
  distributions                             --                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          100,956                67               580
                                    ----------             -----             -----
  Net gain (loss) on
   investments                          98,144               111               589
                                    ----------             -----             -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $101,254              $117              $560
                                    ==========             =====             =====

(28) Funded as of November 13, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        PUTNAM
                                     INTERNATIONAL             PUTNAM
                                        CAPITAL               SMALL CAP
                                  OPPORTUNITIES FUND         GROWTH FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,391                   $678
                                       ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (1,943)                (1,197)
                                       ---------              ---------
  Total expenses                          (1,943)                (1,197)
                                       ---------              ---------
  Net investment income (loss)             4,448                   (519)
                                       ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (3,066)                11,669
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,591                  3,210
                                       ---------              ---------
  Net gain (loss) on
   investments                            78,525                 14,879
                                       ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $82,973                $14,360
                                       =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ROYCE                ROYCE
                                      TOTAL                VALUE                ROYCE
                                   RETURN FUND           PLUS FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,547                 $ --               $8,520
                                    ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (1,970)              (3,410)              (3,049)
                                    ---------            ---------            ---------
  Total expenses                       (1,970)              (3,410)              (3,049)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                               1,577               (3,410)               5,471
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   398               24,748                8,873
 Net realized gain on
  distributions                        22,960                   --               37,473
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,214               61,383               (1,340)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         25,572               86,131               45,006
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,149              $82,721              $50,477
                                    =========            =========            =========

                                                          COLUMBIA
                                                         DIVERSIFIED            COLUMBIA
                                                           EQUITY             MID CAP VALUE
                                  RS VALUE FUND          INCOME FUND        OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,325               $2,581                $1,238
                                    ----------            ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                   --               (1,122)               (2,981)
                                    ----------            ---------             ---------
  Total expenses                            --               (1,122)               (2,981)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                               13,325                1,459                (1,743)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,885               10,330                37,253
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          119,552                3,946                13,672
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         123,437               14,276                50,925
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $136,762              $15,735               $49,182
                                    ==========            =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    COLUMBIA            RIDGEWORTH
                                  MULTI-ADVISOR         SMALL CAP
                                    SMALL CAP             VALUE
                                   VALUE FUND          EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $19,127
                                     -------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (53)               (9,422)
                                     -------            ----------
  Total expenses                         (53)               (9,422)
                                     -------            ----------
  Net investment income (loss)           (53)                9,705
                                     -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   58               (17,219)
 Net realized gain on
  distributions                           49                40,346
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,011               136,943
                                     -------            ----------
  Net gain (loss) on
   investments                         1,118               160,070
                                     -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,065              $169,775
                                     =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH
                                     MID-CAP             RIDGEWORTH           DWS RREEF
                                      VALUE             TOTAL RETURN         REAL ESTATE
                                   EQUITY FUND            BOND FUND        SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,129              $16,183               $210
                                    ----------            ---------            -------
EXPENSES:
 Mortality and expense risk
  charges                               (5,491)              (2,715)              (114)
                                    ----------            ---------            -------
  Total expenses                        (5,491)              (2,715)              (114)
                                    ----------            ---------            -------
  Net investment income
   (loss)                                3,638               13,468                 96
                                    ----------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (20,982)               2,462              1,467
 Net realized gain on
  distributions                          2,382               18,812                442
 Net unrealized appreciation
  (depreciation) of
  investments during the year          146,171                 (303)               209
                                    ----------            ---------            -------
  Net gain (loss) on
   investments                         127,571               20,971              2,118
                                    ----------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $131,209              $34,439             $2,214
                                    ==========            =========            =======

                                                               DWS
                                                        ENHANCED EMERGING            SSGA
                                    DWS EQUITY            MARKETS FIXED            S&P 500
                                   DIVIDEND FUND           INCOME FUND            INDEX FUND
                                 SUB-ACCOUNT (29)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $10,329                $1,612                 $22,738
                                     ---------               -------              ----------
EXPENSES:
 Mortality and expense risk
  charges                               (3,437)                 (521)                 (6,658)
                                     ---------               -------              ----------
  Total expenses                        (3,437)                 (521)                 (6,658)
                                     ---------               -------              ----------
  Net investment income
   (loss)                                6,892                 1,091                  16,080
                                     ---------               -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,430)                  908                  22,776
 Net realized gain on
  distributions                             --                    --                  13,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,320                 4,807                  88,463
                                     ---------               -------              ----------
  Net gain (loss) on
   investments                          38,890                 5,715                 124,687
                                     ---------               -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $45,782                $6,806                $140,767
                                     =========               =======              ==========

(29) Formerly DWS Dreman High Return Equity Fund. Change effective March 1,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       DWS
                                    GROWTH &               DWS
                                   INCOME VIP            GLOBAL
                                    PORTFOLIO         THEMATIC FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $485               $1,128
                                     -------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (267)                (965)
                                     -------            ---------
  Total expenses                        (267)                (965)
                                     -------            ---------
  Net investment income (loss)           218                  163
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  635              (24,215)
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,750               48,714
                                     -------            ---------
  Net gain (loss) on
   investments                         5,385               24,499
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,603              $24,662
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             LEGG MASON
                                                          LEGG MASON          PARTNERS
                                    LEGG MASON            CLEARBRIDGE        CLEARBRIDGE
                                    CLEARBRIDGE           AGGRESSIVE         FUNDAMENTAL
                                 APPRECIATION FUND        GROWTH FUND        VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $77                    $ --              $42
                                       -----               ---------            -----
EXPENSES:
 Mortality and expense risk
  charges                                (54)                   (655)             (45)
                                       -----               ---------            -----
  Total expenses                         (54)                   (655)             (45)
                                       -----               ---------            -----
  Net investment income
   (loss)                                 23                    (655)              (3)
                                       -----               ---------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  159                     191                4
 Net realized gain on
  distributions                           16                   3,029               88
 Net unrealized appreciation
  (depreciation) of
  investments during the year            358                  12,742              342
                                       -----               ---------            -----
  Net gain (loss) on
   investments                           533                  15,962              434
                                       -----               ---------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $556                 $15,307             $431
                                       =====               =========            =====


                                   LEGG MASON           LEGG MASON
                                   CLEARBRIDGE          CLEARBRIDGE           THORNBURG
                                     MID CAP             SMALL CAP          INTERNATIONAL
                                    CORE FUND           GROWTH FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,149                 $ --               $47,992
                                    ---------            ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (1,072)              (2,134)              (35,813)
                                    ---------            ---------            ----------
  Total expenses                       (1,072)              (2,134)              (35,813)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                                  77               (2,134)               12,179
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   648               13,221                74,647
 Net realized gain on
  distributions                        10,002                5,626                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,597               21,418               571,426
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         19,247               40,265               646,073
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $19,324              $38,131              $658,252
                                    =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           THORNBURG
                                     THORNBURG                CORE
                                     VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $ --
                                     ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (7,299)               (8,129)
                                     ----------            ----------
  Total expenses                         (7,299)               (8,129)
                                     ----------            ----------
  Net investment income (loss)           (7,299)               (8,129)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (25,885)               29,628
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           109,723               174,236
                                     ----------            ----------
  Net gain (loss) on
   investments                           83,838               203,864
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $76,539              $195,735
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 TIMOTHY PLAN                           T. ROWE PRICE
                                 LARGE/MID CAP       UBS DYNAMIC            GROWTH
                                  VALUE FUND         ALPHA FUND           STOCK FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $339               $62                   $ --
                                    -------             -----             ----------
EXPENSES:
 Mortality and expense risk
  charges                              (646)              (44)               (26,107)
                                    -------             -----             ----------
  Total expenses                       (646)              (44)               (26,107)
                                    -------             -----             ----------
  Net investment income
   (loss)                              (307)               18                (26,107)
                                    -------             -----             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,726                 2                103,133
 Net realized gain on
  distributions                          --                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         4,599               397                253,835
                                    -------             -----             ----------
  Net gain (loss) on
   investments                        6,325               399                356,968
                                    -------             -----             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $6,018              $417               $330,861
                                    =======             =====             ==========

                                  T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                  EQUITY-INCOME           RETIREMENT            RETIREMENT
                                       FUND               2010 FUND             2020 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $17,993               $32,907              $114,377
                                    ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (9,612)              (15,075)              (60,645)
                                    ----------            ----------            ----------
  Total expenses                        (9,612)              (15,075)              (60,645)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                                8,381                17,832                53,732
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 23,887                98,438               260,018
 Net realized gain on
  distributions                             --                 4,388                30,794
 Net unrealized appreciation
  (depreciation) of
  investments during the year          108,086                36,392               506,866
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         131,973               139,218               797,678
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $140,354              $157,050              $851,410
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   T. ROWE PRICE         T. ROWE PRICE
                                     RETIREMENT            RETIREMENT
                                     2030 FUND             2040 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $63,717               $26,018
                                     ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (41,862)              (24,983)
                                     ----------            ----------
  Total expenses                        (41,862)              (24,983)
                                     ----------            ----------
  Net investment income (loss)           21,855                 1,035
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 146,150               135,414
 Net realized gain on
  distributions                          31,858                18,791
 Net unrealized appreciation
  (depreciation) of
  investments during the year           476,910               209,874
                                     ----------            ----------
  Net gain (loss) on
   investments                          654,918               364,079
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $676,773              $365,114
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  T. ROWE PRICE         T. ROWE PRICE
                                    RETIREMENT           RETIREMENT           UBS GLOBAL
                                    2050 FUND            INCOME FUND        ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $10,237               $5,248                $31
                                    ----------            ---------              -----
EXPENSES:
 Mortality and expense risk
  charges                              (10,022)              (4,059)                (8)
                                    ----------            ---------              -----
  Total expenses                       (10,022)              (4,059)                (8)
                                    ----------            ---------              -----
  Net investment income
   (loss)                                  215                1,189                 23
                                    ----------            ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,565               21,989                (13)
 Net realized gain on
  distributions                          8,530                1,557                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,632                4,206                121
                                    ----------            ---------              -----
  Net gain (loss) on
   investments                         144,727               27,752                108
                                    ----------            ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $144,942              $28,941               $131
                                    ==========            =========              =====

                                     VANGUARD             VANGUARD              VANGUARD
                                    SMALL-CAP              MID-CAP          TOTAL BOND MARKET
                                    INDEX FUND           INDEX FUND            INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $31,411               $6,788               $15,001
                                    ----------            ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                   --                   --                    --
                                    ----------            ---------             ---------
  Total expenses                            --                   --                    --
                                    ----------            ---------             ---------
  Net investment income
   (loss)                               31,411                6,788                15,001
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 21,649                3,764                 4,807
 Net realized gain on
  distributions                             --                   --                 3,675
 Net unrealized appreciation
  (depreciation) of
  investments during the year          213,012               54,851                  (556)
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         234,661               58,615                 7,926
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $266,072              $65,403               $22,927
                                    ==========            =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       VANGUARD                VICTORY
                                  TOTAL STOCK MARKET         DIVERSIFIED
                                      INDEX FUND              STOCK FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,482                 $13,366
                                       ---------              ----------
EXPENSES:
 Mortality and expense risk
  charges                                     --                  (6,603)
                                       ---------              ----------
  Total expenses                              --                  (6,603)
                                       ---------              ----------
  Net investment income (loss)             7,482                   6,763
                                       ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13,924                  40,701
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             26,651                 132,092
                                       ---------              ----------
  Net gain (loss) on
   investments                            40,575                 172,793
                                       ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $48,057                $179,556
                                       =========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     VICTORY               VICTORY               VICTORY
                                     SPECIAL            SMALL COMPANY          ESTABLISHED
                                    VALUE FUND         OPPORTUNITY FUND        VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $9,579               $4,610
                                    ----------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (14,506)              (13,019)              (1,780)
                                    ----------            ----------            ---------
  Total expenses                       (14,506)              (13,019)              (1,780)
                                    ----------            ----------            ---------
  Net investment income
   (loss)                              (14,506)               (3,440)               2,830
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 52,001               160,664               30,337
 Net realized gain on
  distributions                             --               101,033               15,261
 Net unrealized appreciation
  (depreciation) of
  investments during the year          156,207               (46,497)              13,110
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         208,208               215,200               58,708
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $193,702              $211,760              $61,538
                                    ==========            ==========            =========

                                     INVESCO                                      INVESCO
                                    SMALL CAP              INVESCO               EQUITY AND
                                  DISCOVERY FUND        COMSTOCK FUND           INCOME FUND
                                 SUB-ACCOUNT (30)      SUB-ACCOUNT (31)       SUB-ACCOUNT (32)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $73,120                $376,013
                                    ----------            ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (11,377)              (16,593)                (96,642)
                                    ----------            ----------            ------------
  Total expenses                       (11,377)              (16,593)                (96,642)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                              (11,377)               56,527                 279,371
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 65,311               (41,182)                159,703
 Net realized gain on
  distributions                        164,234                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,922)              786,018               1,522,280
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         223,623               744,836               1,681,983
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $212,246              $801,363              $1,961,354
                                    ==========            ==========            ============

(30) Formerly Invesco Van Kampen Small Cap Growth Fund. Change effective September 24, 2012.

(31) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(32) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO                  INVESCO
                                     GROWTH AND                MID CAP
                                    INCOME FUND              GROWTH FUND
                                  SUB-ACCOUNT (33)      SUB-ACCOUNT (34)(35)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $47,484                    $ --
                                     ----------               ---------
EXPENSES:
 Mortality and expense risk
  charges                               (15,411)                 (7,915)
                                     ----------               ---------
  Total expenses                        (15,411)                 (7,915)
                                     ----------               ---------
  Net investment income (loss)           32,073                  (7,915)
                                     ----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 108,472                  28,531
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224,592                  58,196
                                     ----------               ---------
  Net gain (loss) on
   investments                          333,064                  86,727
                                     ----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $365,137                 $78,812
                                     ==========               =========

(33) Formerly Invesco Van Kampen Growth and Income Fund. Change effective September 24, 2012.

(34) Effective June 8, 2012 Invesco Capital Development Fund merged with Invesco Van Kampen Mid Cap Growth Fund.

(35) Formerly Invesco Van Kampen Mid Cap Growth Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO               INVESCO
                                  U.S. MORTGAGE           SMALL CAP             AMERICAN
                                       FUND               VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (36)      SUB-ACCOUNT (37)     SUB-ACCOUNT (38)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19                     $ --                $305
                                       ----               ----------             -------
EXPENSES:
 Mortality and expense risk
  charges                                (4)                  (3,172)               (474)
                                       ----               ----------             -------
  Total expenses                         (4)                  (3,172)               (474)
                                       ----               ----------             -------
  Net investment income
   (loss)                                15                   (3,172)               (169)
                                       ----               ----------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2)                  14,700               4,395
 Net realized gain on
  distributions                          --                  107,523                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1                   32,608               4,321
                                       ----               ----------             -------
  Net gain (loss) on
   investments                           (1)                 154,831               8,716
                                       ----               ----------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $14                 $151,659              $8,547
                                       ====               ==========             =======

                                 MORGAN STANLEY
                                  INSTITUTIONAL             INVESCO                INVESCO
                                   OPPORTUNITY               VALUE               DIVERSIFIED
                                    PORTFOLIO         OPPORTUNITIES FUND        DIVIDEND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (39)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                  $5,399                 $8,349
                                     -------               ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                               (713)                 (2,210)                (3,020)
                                     -------               ---------              ---------
  Total expenses                        (713)                 (2,210)                (3,020)
                                     -------               ---------              ---------
  Net investment income
   (loss)                               (713)                  3,189                  5,329
                                     -------               ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,740                   5,560                    757
 Net realized gain on
  distributions                           --                     589                  7,730
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,750                  89,861                 47,487
                                     -------               ---------              ---------
  Net gain (loss) on
   investments                         6,490                  96,010                 55,974
                                     -------               ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,777                 $99,199                $61,303
                                     =======               =========              =========

(36) Formerly Invesco Van Kampen U.S. Mortgage Fund. Change effective September 24, 2012.

(37) Formerly Invesco Van Kampen Small Cap Value Fund. Change effective September 24, 2012.

(38) Formerly Invesco Van Kampen American Value Fund. Change effective September 24, 2012.

(39) Formerly Invesco Van Kampen Value Opportunities Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO             INVESCO
                                     AMERICAN           GLOBAL CORE
                                  FRANCHISE FUND        EQUITY FUND
                                 SUB-ACCOUNT (40)       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $15                 $280
                                      -------             --------
EXPENSES:
 Mortality and expense risk
  charges                                (635)                (215)
                                      -------             --------
  Total expenses                         (635)                (215)
                                      -------             --------
  Net investment income (loss)           (620)                  65
                                      -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   324               (2,065)
 Net realized gain on
  distributions                            --                    2
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,943                3,532
                                      -------             --------
  Net gain (loss) on
   investments                          6,267                1,469
                                      -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,647               $1,534
                                      =======             ========

(40) Formerly Invesco Van Kampen American Franchise Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        WELLS FARGO
                                                         ADVANTAGE          WELLS FARGO
                                   VANGUARD 500        INTERNATIONAL       ADVANTAGE CORE
                                    INDEX FUND          EQUITY FUND          BOND FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (41)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $25,311             $1,188               $2,175
                                    ----------            -------             --------
EXPENSES:
 Mortality and expense risk
  charges                                   --               (262)              (1,129)
                                    ----------            -------             --------
  Total expenses                            --               (262)              (1,129)
                                    ----------            -------             --------
  Net investment income
   (loss)                               25,311                926                1,046
                                    ----------            -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,939               (222)               1,946
 Net realized gain on
  distributions                             --                 --                4,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year          124,233              4,491                 (143)
                                    ----------            -------             --------
  Net gain (loss) on
   investments                         133,172              4,269                6,654
                                    ----------            -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $158,483             $5,195               $7,700
                                    ==========            =======             ========


                                  COLUMBIA SELIGMAN        COLUMBIA SELIGMAN         TIAA-CREF
                                 COMMUNICATIONS AND             GLOBAL               LARGE CAP
                                  INFORMATION FUND          TECHNOLOGY FUND         GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT (9)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                     $ --                $ --
                                      ---------                ---------                ----
EXPENSES:
 Mortality and expense risk
  charges                                (2,397)                    (856)                 (2)
                                      ---------                ---------                ----
  Total expenses                         (2,397)                    (856)                 (2)
                                      ---------                ---------                ----
  Net investment income
   (loss)                                (2,397)                    (856)                 (2)
                                      ---------                ---------                ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  43,733                   15,162                  --
 Net realized gain on
  distributions                          22,534                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (42,117)                  (4,550)                 51
                                      ---------                ---------                ----
  Net gain (loss) on
   investments                           24,150                   10,612                  51
                                      ---------                ---------                ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,753                   $9,756                 $49
                                      =========                =========                ====

(9)  Funded as of December 4, 2012.

(41) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective December 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         LEGG MASON
                                                          PARTNERS
                                     TIAA-CREF           CLEARBRIDGE
                                       EQUITY             SMALL CAP
                                     INDEX FUND          VALUE FUND
                                  SUB-ACCOUNT (42)       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                  $ --
                                        ----               -------
EXPENSES:
 Mortality and expense risk
  charges                                 (3)                 (309)
                                        ----               -------
  Total expenses                          (3)                 (309)
                                        ----               -------
  Net investment income (loss)            (3)                 (309)
                                        ----               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  (335)
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             53                 5,018
                                        ----               -------
  Net gain (loss) on
   investments                            53                 4,683
                                        ----               -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $50                $4,374
                                        ====               =======

(42) Funded as of December 18, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


                                    LIFE POINTS        LIFE POINTS        LIFE POINTS         LIFE POINTS
                                     BALANCED          CONSERVATIVE          GROWTH            MODERATE
                                   STRATEGY FUND      STRATEGY FUND      STRATEGY FUND       STRATEGY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,135              $314              $1,832             $1,828
                                     ---------            ------            --------            -------
EXPENSES:
 Mortality and expense risk
  charges                               (1,760)             (113)             (1,119)              (746)
                                     ---------            ------            --------            -------
  Total expenses                        (1,760)             (113)             (1,119)              (746)
                                     ---------            ------            --------            -------
  Net investment income (loss)           2,375               201                 713              1,082
                                     ---------            ------            --------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    250                 5                 176                115
 Net realized gain on
  distributions                             --                20                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,987               362               9,032              3,873
                                     ---------            ------            --------            -------
  Net gain (loss) on
   investments                          12,237               387               9,208              3,988
                                     ---------            ------            --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,612              $588              $9,921             $5,070
                                     =========            ======            ========            =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY
                                        EQUITY              AMERICAN CENTURY VP
                                      INCOME FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $439,276                  $134,264
 Net realized gain (loss) on
  security transactions                    377,752                       709
 Net realized gain on
  distributions                            260,541                   492,602
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,339,170                  (684,499)
                                     -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,416,739                   (56,924)
                                     -------------             -------------
UNIT TRANSACTIONS:
 Purchases                               6,115,464                 1,764,077
 Net transfers                          (2,896,113)               14,369,519
 Surrenders for benefit
  payments and fees                     (2,701,593)                 (284,677)
 Other transactions                            (75)                       11
 Death benefits                                 --                        --
 Net loan activity                            (345)                      (96)
 Net annuity transactions                       --                        --
                                     -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        517,338                15,848,834
                                     -------------             -------------
 Net increase (decrease) in
  net assets                             2,934,077                15,791,910
NET ASSETS:
 Beginning of year                      22,107,391                    99,588
                                     -------------             -------------
 End of year                           $25,041,468               $15,891,498
                                     =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       AMERICAN CENTURY
                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP           SMALL CAP
                                     ULTRA(R) FUND             BALANCED FUND              VALUE FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(289)                    $2,057                   $29,625
 Net realized gain (loss) on
  security transactions                      248                      5,822                     5,204
 Net realized gain on
  distributions                               --                         --                   107,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year              6,836                     10,876                   181,845
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               6,795                     18,755                   324,025
                                       ---------                 ----------              ------------
UNIT TRANSACTIONS:
 Purchases                                14,401                        456                   582,862
 Net transfers                             6,801                    (58,536)                   (9,400)
 Surrenders for benefit
  payments and fees                       (5,524)                    (9,363)                 (107,435)
 Other transactions                           18                         --                         2
 Death benefits                               --                         --                        --
 Net loan activity                            (3)                        --                       (35)
 Net annuity transactions                     --                         --                        --
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       15,693                    (67,443)                  465,994
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets                              22,488                    (48,688)                  790,019
NET ASSETS:
 Beginning of year                        52,581                    191,193                 1,728,893
                                       ---------                 ----------              ------------
 End of year                             $75,069                   $142,505                $2,518,912
                                       =========                 ==========              ============

                                 AMERICAN CENTURY VP                                  AMERICAN CENTURY
                                    LARGE COMPANY          AMERICAN CENTURY VP       INFLATION-ADJUSTED
                                     VALUE FUND              VISTA(SM) FUND              BOND FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $307                    $(4,322)                  $1,604
 Net realized gain (loss) on
  security transactions                   1,943                     61,854                    1,195
 Net realized gain on
  distributions                              --                         --                    1,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,516                     18,369                    4,815
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,766                     75,901                    9,340
                                      ---------                -----------               ----------
UNIT TRANSACTIONS:
 Purchases                                8,725                    135,894                   40,916
 Net transfers                            1,129                   (222,121)                   8,088
 Surrenders for benefit
  payments and fees                     (13,937)                   (80,706)                 (10,169)
 Other transactions                          --                         65                       --
 Death benefits                              --                         --                       --
 Net loan activity                           (9)                       (16)                      (6)
 Net annuity transactions                    --                         --                       --
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,092)                  (166,884)                  38,829
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets                              2,674                    (90,983)                  48,169
NET ASSETS:
 Beginning of year                       48,794                    580,261                  158,278
                                      ---------                -----------               ----------
 End of year                            $51,468                   $489,278                 $206,447
                                      =========                ===========               ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY       AMERICAN CENTURY VP
                                       EQUITY                  INCOME &
                                     GROWTH FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $215                   $2,714
 Net realized gain (loss) on
  security transactions                   1,146                      (72)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,365                   22,578
                                      ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,726                   25,220
                                      ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                8,235                    3,064
 Net transfers                             (114)                  (5,900)
 Surrenders for benefit
  payments and fees                         (73)                  (6,301)
 Other transactions                          --                       --
 Death benefits                              --                       --
 Net loan activity                           --                       --
 Net annuity transactions                    --                   (2,397)
                                      ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       8,048                  (11,534)
                                      ---------               ----------
 Net increase (decrease) in
  net assets                             14,774                   13,686
NET ASSETS:
 Beginning of year                       43,855                  183,939
                                      ---------               ----------
 End of year                            $58,629                 $197,625
                                      =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN CENTURY VP
                                 AMERICAN CENTURY VP        AMERICAN CENTURY VP             MID CAP
                                      ULTRA FUND                VALUE FUND                 VALUE FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,913)                    $7,311                    $1,818
 Net realized gain (loss) on
  security transactions                    4,263                    (15,137)                     (234)
 Net realized gain on
  distributions                               --                         --                     4,192
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,937                     88,565                    12,168
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              48,287                     80,739                    17,944
                                      ----------                -----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 5,200                      4,574                   143,099
 Net transfers                           (14,727)                   (51,331)                    2,070
 Surrenders for benefit
  payments and fees                      (14,627)                  (291,051)                   (8,344)
 Other transactions                           --                        537                       (12)
 Death benefits                               --                         --                        --
 Net loan activity                            --                         --                        --
 Net annuity transactions                     --                     (1,511)                       --
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (24,154)                  (338,782)                  136,813
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets                              24,133                   (258,043)                  154,757
NET ASSETS:
 Beginning of year                       381,116                    798,034                    31,097
                                      ----------                -----------                ----------
 End of year                            $405,249                   $539,991                  $185,854
                                      ==========                ===========                ==========

                                   INVESCO V.I.         INVESCO V.I.             INVESCO
                                    SMALL CAP            DIVERSIFIED            EUROPEAN
                                   EQUITY FUND          DIVIDEND FUND          GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (1)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,463)                $183                 $6,684
 Net realized gain (loss) on
  security transactions                  6,268                    2                 11,516
 Net realized gain on
  distributions                             --                   --                  9,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,309                1,894                 73,414
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,114                2,079                101,295
                                    ----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                 401                3,635                 85,570
 Net transfers                         (27,864)               2,463               (120,048)
 Surrenders for benefit
  payments and fees                     (5,919)                  --                (92,734)
 Other transactions                         --                   --                     (1)
 Death benefits                             --                   --                     --
 Net loan activity                          --                   --                    (15)
 Net annuity transactions                   --                   --                     --
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (33,382)               6,098               (127,228)
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets                            (3,268)               8,177                (25,933)
NET ASSETS:
 Beginning of year                     232,322               10,469                566,021
                                    ----------            ---------            -----------
 End of year                          $229,054              $18,646               $540,088
                                    ==========            =========            ===========

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                   INTERNATIONAL            MID CAP
                                    GROWTH FUND         CORE EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,637                 $(760)
 Net realized gain (loss) on
  security transactions                    (860)               (5,008)
 Net realized gain on
  distributions                              --                18,128
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,606                 9,409
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             78,383                21,769
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              237,367                41,947
 Net transfers                           (8,767)              (35,768)
 Surrenders for benefit
  payments and fees                     (49,493)               (9,921)
 Other transactions                           4                    (1)
 Death benefits                              --                    --
 Net loan activity                         (135)                   (3)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     178,976                (3,746)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            257,359                18,023
NET ASSETS:
 Beginning of year                      479,698               231,798
                                     ----------            ----------
 End of year                           $737,057              $249,821
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                        INVESCO
                                     SMALL CAP                INVESCO               SMALL CAP
                                    GROWTH FUND           REAL ESTATE FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,649)                $(7,064)              $(3,414)
 Net realized gain (loss) on
  security transactions                   16,054                 181,987                15,902
 Net realized gain on
  distributions                           92,181                 379,262                20,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,727                  93,155                10,677
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,313                 647,340                44,017
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               158,629                 751,137                92,769
 Net transfers                           238,827                 149,276                69,954
 Surrenders for benefit
  payments and fees                      (88,939)               (695,967)              (32,769)
 Other transactions                          (11)                    372                    13
 Death benefits                               --                      --                    --
 Net loan activity                           (16)                   (213)                  (29)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      308,490                 204,605               129,938
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             456,803                 851,945               173,955
NET ASSETS:
 Beginning of year                       688,780               3,961,530               321,119
                                    ------------            ------------            ----------
 End of year                          $1,145,583              $4,813,475              $495,074
                                    ============            ============            ==========

                                     INVESCO           AMERICAN CENTURY        AMERICAN CENTURY
                                    DEVELOPING            DIVERSIFIED            PRIME MONEY
                                   MARKETS FUND            BOND FUND             MARKET FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(117)                 $536                 $(2,034)
 Net realized gain (loss) on
  security transactions                    320                    26                      --
 Net realized gain on
  distributions                             --                   422                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,029                   397                      --
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            78,232                 1,381                  (2,034)
                                    ----------             ---------              ----------
UNIT TRANSACTIONS:
 Purchases                             133,471                32,507                 163,850
 Net transfers                          17,054                   980                   5,063
 Surrenders for benefit
  payments and fees                     (7,893)                 (537)                (36,703)
 Other transactions                         --                     3                       1
 Death benefits                             --                    --                      --
 Net loan activity                         (48)                   --                     (83)
 Net annuity transactions                   --                    --                      --
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    142,584                32,953                 132,128
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets                           220,816                34,334                 130,094
NET ASSETS:
 Beginning of year                     350,692                15,750                 199,417
                                    ----------             ---------              ----------
 End of year                          $571,508               $50,084                $329,511
                                    ==========             =========              ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                   DOMINI SOCIAL            GLOBAL
                                    EQUITY FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(83)                 $170
 Net realized gain (loss) on
  security transactions                     37                    13
 Net realized gain on
  distributions                             --                   122
 Net unrealized appreciation
  (depreciation) of
  investments during the year              680                   279
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               634                   584
                                     ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              13,974                 5,584
 Net transfers                              --                  (147)
 Surrenders for benefit
  payments and fees                       (284)                 (317)
 Other transactions                         (1)                   --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,689                 5,120
                                     ---------             ---------
 Net increase (decrease) in
  net assets                            14,323                 5,704
NET ASSETS:
 Beginning of year                       7,016                 7,282
                                     ---------             ---------
 End of year                           $21,339               $12,986
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      ALLIANCEBERNSTEIN
                                ALLIANCEBERNSTEIN 2055     ALLIANCEBERNSTEIN 2050        GLOBAL RISK
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY       ALLOCATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (2)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(3)                        $(32)                    $993
 Net realized gain (loss) on
  security transactions                     --                            3                    5,632
 Net realized gain on
  distributions                             13                          799                   10,888
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25                          330                    4,883
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                35                        1,100                   22,396
                                         -----                    ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 308                        7,274                   25,994
 Net transfers                              --                           --                    8,816
 Surrenders for benefit
  payments and fees                        (16)                        (195)                 (50,197)
 Other transactions                         --                           --                       66
 Death benefits                             --                           --                       --
 Net loan activity                          --                           --                      (22)
 Net annuity transactions                   --                           --                       --
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        292                        7,079                  (15,343)
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets                               327                        8,179                    7,053
NET ASSETS:
 Beginning of year                         201                        5,481                  158,379
                                         -----                    ---------               ----------
 End of year                              $528                      $13,660                 $165,432
                                         =====                    =========               ==========

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                      GROWTH AND               INTERNATIONAL             INTERNATIONAL
                                   INCOME PORTFOLIO           GROWTH PORTFOLIO          VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(85)                     $(430)                   $27,296
 Net realized gain (loss) on
  security transactions                    3,140                    (15,428)                  (152,241)
 Net realized gain on
  distributions                               --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,756                     73,777                    275,365
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              12,811                     57,919                    150,420
                                       ---------                 ----------               ------------
UNIT TRANSACTIONS:
 Purchases                                17,268                     86,320                    254,272
 Net transfers                            (1,200)                   (27,545)                  (103,802)
 Surrenders for benefit
  payments and fees                      (14,199)                   (67,647)                  (165,204)
 Other transactions                           --                         --                        430
 Death benefits                               --                         --                         --
 Net loan activity                           (18)                       (18)                       (46)
 Net annuity transactions                     --                         --                         --
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        1,851                     (8,890)                   (14,350)
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets                              14,662                     49,029                    136,070
NET ASSETS:
 Beginning of year                        78,598                    433,807                  1,105,242
                                       ---------                 ----------               ------------
 End of year                             $93,260                   $482,836                 $1,241,312
                                       =========                 ==========               ============

(2) Formerly AllianceBernstein VPS Balanced Shares Portfolio. Change effective October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS
                                         GLOBAL             ALLIANCEBERNSTEIN
                                    VALUE PORTFOLIO            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $635                   $(261)
 Net realized gain (loss) on
  security transactions                   (15,642)                  2,958
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,889                   1,808
                                       ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               12,882                   4,505
                                       ----------               ---------
UNIT TRANSACTIONS:
 Purchases                                 19,933                   5,878
 Net transfers                             (2,140)                 (7,200)
 Surrenders for benefit
  payments and fees                       (20,341)                   (618)
 Other transactions                           124                       8
 Death benefits                                --                      --
 Net loan activity                             (8)                     (6)
 Net annuity transactions                      --                      --
                                       ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (2,432)                 (1,938)
                                       ----------               ---------
 Net increase (decrease) in
  net assets                               10,450                   2,567
NET ASSETS:
 Beginning of year                        104,428                  35,913
                                       ----------               ---------
 End of year                             $114,878                 $38,480
                                       ==========               =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                    DISCOVERY             DISCOVERY         ALLIANCEBERNSTEIN
                                   GROWTH FUND            VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (3)       SUB-ACCOUNT (4)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,023)              $(2,981)                $16
 Net realized gain (loss) on
  security transactions                  7,373                13,857                   1
 Net realized gain on
  distributions                             --                30,425                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,237                53,579                 128
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,587                94,880                 145
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                              25,342               226,707               1,159
 Net transfers                             (60)              (68,628)                 --
 Surrenders for benefit
  payments and fees                    (22,242)              (79,966)                (17)
 Other transactions                          1                     5                  (1)
 Death benefits                             --                    --                  --
 Net loan activity                         (24)                   (6)                 --
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,017                78,112               1,141
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                            17,604               172,992               1,286
NET ASSETS:
 Beginning of year                     108,470               491,781                 629
                                    ----------            ----------             -------
 End of year                          $126,074              $664,773              $1,915
                                    ==========            ==========             =======


                                 ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025      ALLIANCEBERNSTEIN 2035
                                  RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,719                      $1,274                        $(69)
 Net realized gain (loss) on
  security transactions                       470                       1,858                         966
 Net realized gain on
  distributions                                --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              15,603                      16,884                      12,182
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               18,792                      20,016                      13,079
                                       ----------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                 34,015                      44,050                      45,048
 Net transfers                                 --                     (47,559)                    (10,903)
 Surrenders for benefit
  payments and fees                       (14,508)                    (25,215)                     (7,754)
 Other transactions                            --                          --                          (5)
 Death benefits                                --                          --                          --
 Net loan activity                             --                          --                        (114)
 Net annuity transactions                      --                          --                          --
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        19,507                     (28,724)                     26,272
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets                               38,299                      (8,708)                     39,351
NET ASSETS:
 Beginning of year                        190,264                     194,566                      95,989
                                       ----------                  ----------                  ----------
 End of year                             $228,563                    $185,858                    $135,340
                                       ==========                  ==========                  ==========

(3) Formerly AllianceBernstein Small/Mid-Cap Growth Fund. Change effective November 1, 2012.

(4) Formerly AllianceBernstein VPS Small-Mid Cap Value Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            ALLIANCEBERNSTEIN
                                 ALLIANCEBERNSTEIN 2045            HIGH
                                   RETIREMENT STRATEGY         INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(3)                 $10,982
 Net realized gain (loss) on
  security transactions                       149                    5,254
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               4,783                    7,488
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                4,929                   23,724
                                        ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 23,536                   92,476
 Net transfers                                 --                  124,931
 Surrenders for benefit
  payments and fees                        (2,603)                 (75,972)
 Other transactions                            --                       69
 Death benefits                                --                       --
 Net loan activity                             --                      (13)
 Net annuity transactions                      --                       --
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        20,933                  141,491
                                        ---------               ----------
 Net increase (decrease) in
  net assets                               25,862                  165,215
NET ASSETS:
 Beginning of year                         29,353                    3,466
                                        ---------               ----------
 End of year                              $55,215                 $168,681
                                        =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $819                      $4,960                      $1,943
 Net realized gain (loss) on
  security transactions                      337                       1,160                       4,145
 Net realized gain on
  distributions                               --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              3,056                      35,532                      36,210
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               4,212                      41,652                      42,298
                                       ---------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                 3,293                      95,406                     102,961
 Net transfers                            16,617                          --                     (14,508)
 Surrenders for benefit
  payments and fees                       (5,119)                    (15,114)                    (36,895)
 Other transactions                           --                          (1)                          1
 Death benefits                               --                          --                          --
 Net loan activity                            --                          --                        (115)
 Net annuity transactions                     --                          --                          --
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       14,791                      80,291                      51,444
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets                              19,003                     121,943                      93,742
NET ASSETS:
 Beginning of year                        42,020                     380,722                     341,272
                                       ---------                  ----------                  ----------
 End of year                             $61,023                    $502,665                    $435,014
                                       =========                  ==========                  ==========

                                                                                       AMERICAN FUNDS
                                 ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS             AMERICAN
                                  RETIREMENT STRATEGY            AMCAP FUND             BALANCED FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(96)                  $(11,323)                 $39,270
 Net realized gain (loss) on
  security transactions                     1,976                     96,055                  322,104
 Net realized gain on
  distributions                                --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,902                    246,442                  342,758
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               22,782                    331,174                  704,132
                                       ----------               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 76,890                    671,724                1,037,575
 Net transfers                             (1,285)                   (33,005)                  35,516
 Surrenders for benefit
  payments and fees                       (26,465)                  (406,969)              (1,218,476)
 Other transactions                            --                        (34)                      65
 Death benefits                                --                         --                       --
 Net loan activity                            (49)                      (167)                    (436)
 Net annuity transactions                      --                         --                       --
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        49,091                    231,549                 (145,756)
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets                               71,873                    562,723                  558,376
NET ASSETS:
 Beginning of year                        158,558                  2,152,054                5,474,747
                                       ----------               ------------            -------------
 End of year                             $230,431                 $2,714,777               $6,033,123
                                       ==========               ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    CAPITAL INCOME             EUROPACIFIC
                                     BUILDER FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $555,260                 $248,862
 Net realized gain (loss) on
  security transactions                    243,516                  (15,522)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              980,147                3,086,906
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,778,923                3,320,246
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,270,886                4,974,915
 Net transfers                            (253,005)                (362,230)
 Surrenders for benefit
  payments and fees                     (2,369,886)              (1,754,902)
 Other transactions                             32                      382
 Death benefits                                 --                       --
 Net loan activity                            (793)                    (926)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        647,234                2,857,239
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,426,157                6,177,485
NET ASSETS:
 Beginning of year                      16,316,397               16,678,275
                                     -------------            -------------
 End of year                           $18,742,554              $22,855,760
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
                                     FUNDAMENTAL                 NEW                THE BOND FUND
                                   INVESTORS FUND          PERSPECTIVE FUND           OF AMERICA
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $76,813                  $4,692                 $81,924
 Net realized gain (loss) on
  security transactions                   502,180                 219,915                 130,975
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,185,826                 577,150                  57,059
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,764,819                 801,757                 269,958
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,625,422                 996,132               1,129,581
 Net transfers                            (63,590)                (82,309)               (108,691)
 Surrenders for benefit
  payments and fees                    (1,242,690)               (616,505)               (928,276)
 Other transactions                           (33)                     (5)                    292
 Death benefits                                --                      --                      --
 Net loan activity                           (356)                   (157)                   (397)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,318,753                 297,156                  92,509
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            3,083,572               1,098,913                 362,467
NET ASSETS:
 Beginning of year                     10,418,099               4,036,380               5,728,093
                                    -------------            ------------            ------------
 End of year                          $13,501,671              $5,135,293              $6,090,560
                                    =============            ============            ============

                                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS           THE INVESTMENT
                                   THE GROWTH FUND           THE INCOME FUND             COMPANY
                                   OF AMERICA FUND             OF AMERICA               OF AMERICA
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(62,562)                $266,136                 $88,628
 Net realized gain (loss) on
  security transactions                  3,018,719                  234,860                 175,380
 Net realized gain on
  distributions                                 --                       --                  99,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,881,471                  472,331                 495,495
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,837,628                  973,327                 858,716
                                    --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               7,314,969                1,852,417               1,367,027
 Net transfers                         (16,607,399)                (166,765)               (113,163)
 Surrenders for benefit
  payments and fees                     (4,414,188)              (1,012,974)               (695,178)
 Other transactions                            843                      107                      13
 Death benefits                                 --                       --                      --
 Net loan activity                          (2,163)                    (277)                   (207)
 Net annuity transactions                       --                       --                      --
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,707,938)                 672,508                 558,492
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (6,870,310)               1,645,835               1,417,208
NET ASSETS:
 Beginning of year                      37,929,477                8,717,190               5,874,147
                                    --------------            -------------            ------------
 End of year                           $31,059,167              $10,363,025              $7,291,355
                                    ==============            =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                       THE NEW                WASHINGTON
                                     ECONOMY FUND          MUTUAL INVESTORS
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,487)                $33,406
 Net realized gain (loss) on
  security transactions                    36,730                 131,504
 Net realized gain on
  distributions                            36,600                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             158,220                 121,148
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              226,063                 286,058
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                239,505                 543,756
 Net transfers                            (53,039)                 49,987
 Surrenders for benefit
  payments and fees                      (201,893)               (504,871)
 Other transactions                            24                     (15)
 Death benefits                                --                      --
 Net loan activity                            (62)                   (277)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (15,465)                 88,580
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              210,598                 374,638
NET ASSETS:
 Beginning of year                      1,002,580               2,689,922
                                     ------------            ------------
 End of year                           $1,213,178              $3,064,560
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                      AMERICAN                GROWTH &                SMALLCAP
                                    MUTUAL FUND              INCOME FUND             WORLD FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $57,872                 $385,642                 $1,533
 Net realized gain (loss) on
  security transactions                  140,329                  128,033                 58,717
 Net realized gain on
  distributions                               --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            166,873                2,617,768                 47,294
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             365,074                3,131,443                107,544
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                               876,737                4,418,979                120,344
 Net transfers                           262,403                 (426,291)                40,114
 Surrenders for benefit
  payments and fees                     (317,179)              (2,314,302)              (180,543)
 Other transactions                          (51)                   1,678                     (6)
 Death benefits                               --                       --                     --
 Net loan activity                          (227)                    (986)                   (35)
 Net annuity transactions                     --                       --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      821,683                1,679,078                (20,126)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                           1,186,757                4,810,521                 87,418
NET ASSETS:
 Beginning of year                     2,860,211               16,166,375                546,675
                                    ------------            -------------            -----------
 End of year                          $4,046,968              $20,976,896               $634,093
                                    ============            =============            ===========


                                      ARIEL                                       ARTISAN
                                   APPRECIATION                                   MID CAP
                                       FUND               ARIEL FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $100                  $419                 $14,193
 Net realized gain (loss) on
  security transactions                  3,240                 2,229                  24,000
 Net realized gain on
  distributions                         11,122                    --                 159,651
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,695                15,408                 136,155
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,157                18,056                 333,999
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               9,164                40,044                 641,744
 Net transfers                            (641)               (5,439)                (96,650)
 Surrenders for benefit
  payments and fees                    (22,660)               (7,449)               (306,518)
 Other transactions                         --                    --                     760
 Death benefits                             --                    --                      --
 Net loan activity                          --                    --                     (48)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,137)               27,156                 239,288
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                             4,020                45,212                 573,287
NET ASSETS:
 Beginning of year                     100,930                80,769               2,840,476
                                    ----------            ----------            ------------
 End of year                          $104,950              $125,981              $3,413,763
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             AVE MARIA
                                      AVE MARIA               RISING
                                  OPPORTUNITY FUND         DIVIDEND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(204)                 $8,228
 Net realized gain (loss) on
  security transactions                    (533)                 21,961
 Net realized gain on
  distributions                              --                  29,464
 Net unrealized appreciation
  (depreciation) of
  investments during the year                46                  23,844
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               (691)                 83,497
                                      ---------             -----------
UNIT TRANSACTIONS:
 Purchases                               15,993                 178,605
 Net transfers                           (3,230)               (109,742)
 Surrenders for benefit
  payments and fees                        (156)               (142,712)
 Other transactions                          --                       4
 Death benefits                              --                      --
 Net loan activity                           --                     (33)
 Net annuity transactions                    --                      --
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      12,607                 (73,878)
                                      ---------             -----------
 Net increase (decrease) in
  net assets                             11,916                   9,619
NET ASSETS:
 Beginning of year                       10,416                 593,844
                                      ---------             -----------
 End of year                            $22,332                $603,463
                                      =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AVE MARIA        LIFEPATH 2020       LIFEPATH 2030
                                   GROWTH FUND         PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,106)           $248,916            $200,614
 Net realized gain (loss) on
  security transactions                  1,411             110,252             137,616
 Net realized gain on
  distributions                             --             215,805             487,331
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,743           1,141,392             928,385
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,048           1,716,365           1,753,946
                                    ----------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              44,467           4,938,239           5,596,014
 Net transfers                             362             259,455            (134,286)
 Surrenders for benefit
  payments and fees                     (4,458)         (2,143,242)         (1,746,447)
 Other transactions                         (4)                 94                  22
 Death benefits                             --                  --                  --
 Net loan activity                         (24)             (1,851)             (3,393)
 Net annuity transactions                   --                  --                  --
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,343           3,052,695           3,711,910
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets                            50,391           4,769,060           5,465,856
NET ASSETS:
 Beginning of year                      66,894          15,271,201          12,734,908
                                    ----------       -------------       -------------
 End of year                          $117,285         $20,040,261         $18,200,764
                                    ==========       =============       =============

                                                     LIFEPATH
                               LIFEPATH 2040        RETIREMENT             LIFEPATH 2050
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $188,324             $71,889                 $11,107
 Net realized gain (loss) on
  security transactions              111,504             112,319                    (516)
 Net realized gain on
  distributions                      404,280             166,119                  18,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year        956,703              79,253                  53,935
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,660,811             429,580                  82,791
                               -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         4,277,145           1,528,390                 714,273
 Net transfers                      (133,685)           (229,302)                  9,429
 Surrenders for benefit
  payments and fees               (1,322,659)         (1,485,299)                (37,671)
 Other transactions                     (115)                (19)                    (22)
 Death benefits                           --                  --                      --
 Net loan activity                    (2,464)               (264)                   (129)
 Net annuity transactions                 --                  --                      --
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,818,222            (186,494)                685,880
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets                       4,479,033             243,086                 768,671
NET ASSETS:
 Beginning of year                10,832,836           5,235,451                 263,697
                               -------------       -------------            ------------
 End of year                     $15,311,869          $5,478,537              $1,032,368
                               =============       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK            BLACKROCK
                                   LIFEPATH 2025        LIFEPATH 2035
                                       FUND                 FUND
                                  SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18                  $3
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              74                  16
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                               92                  19
                                      -------               -----
UNIT TRANSACTIONS:
 Purchases                              3,839                 720
 Net transfers                          1,228                 207
 Surrenders for benefit
  payments and fees                       (25)                 (5)
 Other transactions                         1                  --
 Death benefits                            --                  --
 Net loan activity                         --                  --
 Net annuity transactions                  --                  --
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,043                 922
                                      -------               -----
 Net increase (decrease) in
  net assets                            5,135                 941
NET ASSETS:
 Beginning of year                         --                  --
                                      -------               -----
 End of year                           $5,135                $941
                                      =======               =====

(5)  Funded as of August 23, 2012.

(6)  Funded as of August 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                BLACKROCK
                                   BLACKROCK                                 U.S. GOVERNMENT
                                 LIFEPATH 2045             BARON                   BOND
                                      FUND             SMALL CAP FUND           PORTFOLIO
                                SUB-ACCOUNT (7)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $ --                     $(748)               $2,052
 Net realized gain (loss) on
  security transactions                 --                    13,232                   219
 Net realized gain on
  distributions                         --                    52,758                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           --                   180,886                 2,418
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            --                   246,128                 4,689
                                      ----              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              10                   346,485                38,982
 Net transfers                          --                   (21,325)                4,275
 Surrenders for benefit
  payments and fees                     --                   (59,744)              (14,298)
 Other transactions                     --                        25                     9
 Death benefits                         --                        --                    --
 Net loan activity                      --                        (8)                   --
 Net annuity transactions               --                        --                    --
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10                   265,433                28,968
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets                            10                   511,561                33,657
NET ASSETS:
 Beginning of year                      --                 1,262,766               254,989
                                      ----              ------------            ----------
 End of year                           $10                $1,774,327              $288,646
                                      ====              ============            ==========


                                     BLACKROCK               BLACKROCK              BLACKROCK
                                       EQUITY                 CAPITAL            FLEXIBLE EQUITY
                                   DIVIDEND FUND         APPRECIATION FUND            FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (8)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $38,965                    $250                $(445)
 Net realized gain (loss) on
  security transactions                  115,334                  11,875                4,503
 Net realized gain on
  distributions                              733                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             57,970                  89,555                2,269
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             213,002                 101,680                6,327
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               828,643                 706,009               38,718
 Net transfers                           727,586                 101,583              (46,297)
 Surrenders for benefit
  payments and fees                     (389,303)                (68,235)             (11,024)
 Other transactions                          (50)                     27                   --
 Death benefits                               --                      --                   --
 Net loan activity                          (112)                     (6)                  (2)
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,166,764                 739,378              (18,605)
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                           1,379,766                 841,058              (12,278)
NET ASSETS:
 Beginning of year                     1,412,801                 572,474               78,834
                                    ------------            ------------            ---------
 End of year                          $2,792,567              $1,413,532              $66,556
                                    ============            ============            =========

(7)  Funded as of December 14, 2012.

(8)  Formerly BlackRock Mid Cap Value Portfolio. Change effective July 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    CALVERT VP SRI          CALVERT EQUITY
                                  BALANCED PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,334                 $(25,956)
 Net realized gain (loss) on
  security transactions                      129                  180,869
 Net realized gain on
  distributions                               --                    5,678
 Net unrealized appreciation
  (depreciation) of
  investments during the year             36,003                  299,690
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              38,466                  460,281
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                 1,820                  884,713
 Net transfers                                --                   72,750
 Surrenders for benefit
  payments and fees                       (1,800)                (378,138)
 Other transactions                           (3)                     126
 Death benefits                               --                       --
 Net loan activity                            --                     (148)
 Net annuity transactions                     --                       --
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           17                  579,303
                                      ----------             ------------
 Net increase (decrease) in
  net assets                              38,483                1,039,584
NET ASSETS:
 Beginning of year                       395,595                3,018,997
                                      ----------             ------------
 End of year                            $434,078               $4,058,581
                                      ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     COLUMBIA
                                    CALVERT BOND              CALVERT               CONTRARIAN
                                     PORTFOLIO              INCOME FUND              CORE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $34,293                 $20,640                   $950
 Net realized gain (loss) on
  security transactions                   42,041                  22,029                 14,066
 Net realized gain on
  distributions                           36,145                      --                    624
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24,511                  24,462                 62,321
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             136,990                  67,131                 77,961
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               483,026                 183,509                190,643
 Net transfers                           114,135                (366,219)              (102,412)
 Surrenders for benefit
  payments and fees                     (244,808)                (64,082)               (16,287)
 Other transactions                          (10)                     56                    (75)
 Death benefits                               --                      --                     --
 Net loan activity                           (60)                    (42)                   (30)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      352,283                (246,778)                71,839
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                             489,273                (179,647)               149,800
NET ASSETS:
 Beginning of year                     1,820,395               1,091,056                401,141
                                    ------------            ------------            -----------
 End of year                          $2,309,668                $911,409               $550,941
                                    ============            ============            ===========

                                 COLUMBIA MARSICO          COLUMBIA          COLUMBIA MARSICO
                                   21ST CENTURY            SMALL CAP           INTERNATIONAL
                                       FUND              VALUE I FUND       OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(665)                $(260)                $(144)
 Net realized gain (loss) on
  security transactions                    167                 1,118                (3,621)
 Net realized gain on
  distributions                             --                 2,563                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,034                 3,019                 6,620
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,536                 6,440                 2,855
                                     ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              38,604                12,581                    --
 Net transfers                            (566)              (13,007)               (6,412)
 Surrenders for benefit
  payments and fees                       (633)               (5,626)               (4,527)
 Other transactions                          1                   (14)                   --
 Death benefits                             --                    --                    --
 Net loan activity                          --                    (8)                   --
 Net annuity transactions                   --                    --                    --
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     37,406                (6,074)              (10,939)
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets                            40,942                   366                (8,084)
NET ASSETS:
 Beginning of year                      32,731                68,216                20,837
                                     ---------             ---------             ---------
 End of year                           $73,673               $68,582               $12,753
                                     =========             =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      COLUMBIA
                                      MID CAP                COLUMBIA
                                     VALUE FUND             ACORN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,284)                $(1,611)
 Net realized gain (loss) on
  security transactions                  34,820                  89,751
 Net realized gain on
  distributions                              --                 117,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year            81,815                  32,313
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            115,351                 238,448
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              188,475                 579,278
 Net transfers                           (9,436)                242,827
 Surrenders for benefit
  payments and fees                     (31,780)               (143,298)
 Other transactions                           7                       4
 Death benefits                              --                      --
 Net loan activity                          (30)                    (84)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     147,236                 678,727
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            262,587                 917,175
NET ASSETS:
 Beginning of year                      644,478               1,175,371
                                     ----------            ------------
 End of year                           $907,065              $2,092,546
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO             CRM                 COLUMBIA
                                      GROWTH                MID CAP              SMALL CAP
                                      VS FUND              VALUE FUND            CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,717)               $1,035                 $(408)
 Net realized gain (loss) on
  security transactions                  18,586                   325                 6,193
 Net realized gain on
  distributions                              --                    --                 8,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year            44,197                26,761                18,663
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,066                28,121                33,374
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              197,982                25,447                43,451
 Net transfers                          (72,141)              (10,439)              (48,145)
 Surrenders for benefit
  payments and fees                    (101,508)              (24,033)              (15,138)
 Other transactions                          18                   342                    (2)
 Death benefits                              --                    --                    --
 Net loan activity                          (24)                   (3)                   (2)
 Net annuity transactions                    --                    --                    --
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,327                (8,686)              (19,836)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                             83,393                19,435                13,538
NET ASSETS:
 Beginning of year                      552,489               168,015               283,597
                                    -----------            ----------            ----------
 End of year                           $635,882              $187,450              $297,135
                                    ===========            ==========            ==========

                                                             DAVIS
                                      DAVIS                 NEW YORK                DAVIS
                                  FINANCIAL FUND          VENTURE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $185                 $33,793                  $535
 Net realized gain (loss) on
  security transactions                  1,401                 106,866                 2,286
 Net realized gain on
  distributions                          1,368                 210,215                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,954                 247,958                 9,754
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,908                 598,832                12,575
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              24,347               1,045,439                29,628
 Net transfers                           3,700                (442,450)              (12,865)
 Surrenders for benefit
  payments and fees                     (6,814)               (843,425)              (25,109)
 Other transactions                          1                     617                    17
 Death benefits                             --                      --                    --
 Net loan activity                         (14)                   (276)                   (7)
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,220                (240,095)               (8,336)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                            34,128                 358,737                 4,239
NET ASSETS:
 Beginning of year                      70,664               5,177,625               119,263
                                    ----------            ------------            ----------
 End of year                          $104,792              $5,536,362              $123,502
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     DELAWARE              DELAWARE
                                    DIVERSIFIED       EXTENDED DURATION
                                    INCOME FUND           BOND FUND
                                  SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4                  $1
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                             9                   3
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (5)                 (2)
                                      -------                ----
 Net increase (decrease) in
  net assets resulting from
  operations                                8                   2
                                      -------                ----
UNIT TRANSACTIONS:
 Purchases                              3,155                  68
 Net transfers                          4,987                  --
 Surrenders for benefit
  payments and fees                        --                  (2)
 Other transactions                        --                  --
 Death benefits                            --                  --
 Net loan activity                         --                  --
 Net annuity transactions                  --                  --
                                      -------                ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,142                  66
                                      -------                ----
 Net increase (decrease) in
  net assets                            8,150                  68
NET ASSETS:
 Beginning of year                         --                  --
                                      -------                ----
 End of year                           $8,150                 $68
                                      =======                ====

(9)  Funded as of December 4, 2012.

(10) Funded as of August 20, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  DREYFUS
                                                                 LIFETIME
                                      DREYFUS                   GROWTH AND                DREYFUS VIF
                                    BOND MARKET                   INCOME                 APPRECIATION
                                     INDEX FUND                  PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT (11)             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $117,619                    $(4,559)                  $2,481
 Net realized gain (loss) on
  security transactions                   85,998                     39,651                      145
 Net realized gain on
  distributions                           12,723                     11,733                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (67,365)                    (6,925)                     497
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,975                     39,900                    3,123
                                    ------------                -----------                ---------
UNIT TRANSACTIONS:
 Purchases                             1,852,198                     70,034                    2,458
 Net transfers                           146,984                   (492,070)                  72,510
 Surrenders for benefit
  payments and fees                     (467,865)                  (175,451)                  (7,540)
 Other transactions                          356                        (34)                      --
 Death benefits                               --                         --                       --
 Net loan activity                          (366)                        (2)                      --
 Net annuity transactions                     --                         --                       --
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,531,307                   (597,523)                  67,428
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets                           1,680,282                   (557,623)                  70,551
NET ASSETS:
 Beginning of year                     3,948,792                    557,623                    9,297
                                    ------------                -----------                ---------
 End of year                          $5,629,074                       $ --                  $79,848
                                    ============                ===========                =========


                                      DREYFUS                 DREYFUS                 DREYFUS
                                INTERNATIONAL STOCK            MIDCAP              SMALLCAP STOCK
                                     INDEX FUND              INDEX FUND              INDEX FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,067                  $19,768                 $14,391
 Net realized gain (loss) on
  security transactions                      (5)                  71,653                  68,902
 Net realized gain on
  distributions                              --                  118,878                  44,719
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,236                  209,478                  67,564
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,298                  419,777                 195,576
                                     ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               38,395                  940,712                 435,344
 Net transfers                            4,323                   61,197                   2,270
 Surrenders for benefit
  payments and fees                      (7,243)                (274,396)               (145,824)
 Other transactions                          --                      105                      26
 Death benefits                              --                       --                      --
 Net loan activity                           --                     (185)                    (85)
 Net annuity transactions                    --                       --                      --
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      35,475                  727,433                 291,731
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets                             51,773                1,147,210                 487,307
NET ASSETS:
 Beginning of year                       64,439                2,156,707               1,127,638
                                     ----------             ------------            ------------
 End of year                           $116,212               $3,303,917              $1,614,945
                                     ==========             ============            ============

(11) Effective December 5, 2012 Dreyfus Lifetime Growth and Income Portfolio was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         DREYFUS VIF
                                      DREYFUS            GROWTH AND
                                  SMALL CAP FUND      INCOME PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(73)                $15
 Net realized gain (loss) on
  security transactions                     83                   1
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,221                 280
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,231                 296
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                                 611                 281
 Net transfers                          25,929                  --
 Surrenders for benefit
  payments and fees                     (1,395)                 --
 Other transactions                         --                   1
 Death benefits                             --                  --
 Net loan activity                          --                  --
 Net annuity transactions                   --                  --
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     25,145                 282
                                     ---------             -------
 Net increase (decrease) in
  net assets                            26,376                 578
NET ASSETS:
 Beginning of year                       2,079               1,620
                                     ---------             -------
 End of year                           $28,455              $2,198
                                     =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DREYFUS VIF           DREYFUS SOCIALLY             DREYFUS
                                      QUALITY            RESPONSIBLE GROWTH            S&P 500
                                  BOND PORTFOLIO             FUND, INC.               INDEX FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,120                   $299                    $76,444
 Net realized gain (loss) on
  security transactions                  10,376                 (2,783)                   337,036
 Net realized gain on
  distributions                              --                     --                     82,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,747                     (2)                   177,748
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,243                 (2,486)                   674,176
                                    -----------               --------               ------------
UNIT TRANSACTIONS:
 Purchases                                7,258                     --                  1,919,005
 Net transfers                         (214,184)                 2,486                    (92,443)
 Surrenders for benefit
  payments and fees                      (8,601)                    --                   (556,793)
 Other transactions                          --                     --                       (164)
 Death benefits                              --                     --                         --
 Net loan activity                           --                     --                       (267)
 Net annuity transactions                    --                     --                         --
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (215,527)                 2,486                  1,269,338
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets                           (193,284)                    --                  1,943,514
NET ASSETS:
 Beginning of year                      510,300                     --                  4,050,119
                                    -----------               --------               ------------
 End of year                           $317,016                   $ --                 $5,993,633
                                    ===========               ========               ============

                                      DREYFUS
                                    INTERMEDIATE            EATON VANCE             EATON VANCE
                                        TERM                 LARGE-CAP                DIVIDEND
                                    INCOME FUND              VALUE FUND             BUILDER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,376                $104,304                 $16,971
 Net realized gain (loss) on
  security transactions                   14,906                 256,855                  11,183
 Net realized gain on
  distributions                           28,943                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,909                 719,329                  95,385
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             171,134               1,080,488                 123,539
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               295,305               1,655,407                 213,279
 Net transfers                           854,469                (924,561)                (46,278)
 Surrenders for benefit
  payments and fees                     (133,585)               (988,684)                (37,529)
 Other transactions                          233                       1                    (154)
 Death benefits                               --                      --                      --
 Net loan activity                          (155)                   (250)                    (27)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,016,267                (258,087)                129,291
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,187,401                 822,401                 252,830
NET ASSETS:
 Beginning of year                     1,932,013               7,062,052                 923,423
                                    ------------            ------------            ------------
 End of year                          $3,119,414              $7,884,453              $1,176,253
                                    ============            ============            ============

(12) Funded as of February 15, 2012.

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    EATON VANCE
                                     WORLDWIDE             EATON VANCE
                                       HEALTH              INCOME FUND
                                   SCIENCES FUND            OF BOSTON
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,293                 $97,790
 Net realized gain (loss) on
  security transactions                   2,567                  11,374
 Net realized gain on
  distributions                          39,083                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,628)                 83,266
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             35,315                 192,430
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               91,620                 764,740
 Net transfers                           (9,681)                 64,228
 Surrenders for benefit
  payments and fees                     (17,419)               (290,361)
 Other transactions                          --                     548
 Death benefits                              --                      --
 Net loan activity                          (46)                    (96)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      64,474                 539,059
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             99,789                 731,489
NET ASSETS:
 Beginning of year                      225,374               1,271,138
                                     ----------            ------------
 End of year                           $325,163              $2,002,627
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         EATON VANCE           WELLS FARGO
                                   EATON VANCE         ATLANTA CAPITAL       ADVANTAGE ASSET
                                  BALANCED FUND         SMID-CAP FUND        ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (14)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $221                  $(36)                $3,356
 Net realized gain (loss) on
  security transactions                    64                    (6)                 1,278
 Net realized gain on
  distributions                            --                    34                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,898                   203                 10,550
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,183                   195                 15,184
                                    ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                335                 3,793                 62,633
 Net transfers                             --                 8,124                 (9,317)
 Surrenders for benefit
  payments and fees                      (505)               (1,309)                (1,470)
 Other transactions                        --                    --                      1
 Death benefits                            --                    --                     --
 Net loan activity                         --                    --                     (7)
 Net annuity transactions                  --                    --                     --
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (170)               10,608                 51,840
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets                            2,013                10,803                 67,024
NET ASSETS:
 Beginning of year                     20,482                    --                137,031
                                    ---------             ---------             ----------
 End of year                          $22,495               $10,803               $204,055
                                    =========             =========             ==========

                                    WELLS FARGO
                                     ADVANTAGE               WELLS FARGO
                                      EMERGING           ADVANTAGE UTILITY &        ALGER CAPITAL
                                      MARKETS             TELECOMMUNICATION          APPRECIATION
                                    EQUITY FUND                 FUND              INSTITUTIONAL FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,825)                  $455                   $13,281
 Net realized gain (loss) on
  security transactions                  (10,796)                   557                   213,096
 Net realized gain on
  distributions                               --                     --                   159,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year            166,748                  1,409                   162,761
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,127                  2,421                   548,409
                                    ------------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                               764,853                  7,455                   856,878
 Net transfers                            90,981                     --                   710,232
 Surrenders for benefit
  payments and fees                     (103,085)                (3,421)                 (422,771)
 Other transactions                         (122)                    --                        (1)
 Death benefits                               --                     --                        --
 Net loan activity                          (129)                    --                      (249)
 Net annuity transactions                     --                     --                        --
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      752,498                  4,034                 1,144,089
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets                             900,625                  6,455                 1,692,498
NET ASSETS:
 Beginning of year                       905,639                 27,172                 2,827,478
                                    ------------              ---------              ------------
 End of year                          $1,806,264                $33,627                $4,519,976
                                    ============              =========              ============

(14) Funded as of September 5, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    ALGER MID CAP         ALGER SMALL CAP
                                        GROWTH                 GROWTH
                                  INSTITUTIONAL FUND     INSTITUTIONAL FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,298)              $(1,422)
 Net realized gain (loss) on
  security transactions                    42,043                 8,990
 Net realized gain on
  distributions                                --                19,415
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,332                (8,875)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              138,077                18,108
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                155,210                59,325
 Net transfers                            (14,619)               (1,435)
 Surrenders for benefit
  payments and fees                       (89,330)              (46,003)
 Other transactions                          (161)                    3
 Death benefits                                --                    --
 Net loan activity                            (44)                   (7)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        51,056                11,883
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              189,133                29,991
NET ASSETS:
 Beginning of year                        882,642               146,725
                                     ------------            ----------
 End of year                           $1,071,775              $176,716
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       NUVEEN                NUVEEN                NUVEEN
                                      MID CAP               SMALL CAP           EQUITY INDEX
                                     INDEX FUND            INDEX FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $138                 $510                $2,963
 Net realized gain (loss) on
  security transactions                   21,273                    7                  (779)
 Net realized gain on
  distributions                           55,176                2,815                10,099
 Net unrealized appreciation
  (depreciation) of
  investments during the year             97,159                1,947                 8,480
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             173,746                5,279                20,763
                                    ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               837,395                6,272               403,502
 Net transfers                           153,605               77,513                12,612
 Surrenders for benefit
  payments and fees                     (101,230)                 (21)              (16,643)
 Other transactions                           31                  (16)                   16
 Death benefits                               --                   --                    --
 Net loan activity                          (246)                  --                   (22)
 Net annuity transactions                     --                   --                    --
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      889,555               83,748               399,465
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets                           1,063,301               89,027               420,228
NET ASSETS:
 Beginning of year                       741,594                  167                 7,475
                                    ------------            ---------            ----------
 End of year                          $1,804,895              $89,194              $427,703
                                    ============            =========            ==========

                                       NUVEEN                NUVEEN               FIDELITY
                                   MID CAP GROWTH           SMALL CAP          ADVISOR EQUITY
                                 OPPORTUNITIES FUND        SELECT FUND          GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(625)                $(330)              $(1,127)
 Net realized gain (loss) on
  security transactions                   3,563                   102                12,562
 Net realized gain on
  distributions                          25,941                 7,187                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,436                (3,223)                6,090
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,315                 3,736                17,525
                                     ----------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              148,446                35,141                29,128
 Net transfers                           20,819                (4,242)               (1,205)
 Surrenders for benefit
  payments and fees                     (34,430)                 (151)              (59,806)
 Other transactions                          (8)                   --                    (1)
 Death benefits                              --                    --                    --
 Net loan activity                          (16)                   (2)                   --
 Net annuity transactions                    --                    --                    --
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     134,811                30,746               (31,884)
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets                            167,126                34,482               (14,359)
NET ASSETS:
 Beginning of year                      195,945                13,311               134,761
                                     ----------             ---------            ----------
 End of year                           $363,071               $47,793              $120,402
                                     ==========             =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             FIDELITY
                                                             ADVISOR
                                      FIDELITY              LEVERAGED
                                   ADVISOR VALUE             COMPANY
                                  STRATEGIES FUND           STOCK FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(854)               $(14,532)
 Net realized gain (loss) on
  security transactions                     248                 348,486
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            69,115                 210,977
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,509                 544,931
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  523                 631,087
 Net transfers                           (2,751)                 92,163
 Surrenders for benefit
  payments and fees                     (47,796)               (447,369)
 Other transactions                          --                     158
 Death benefits                              --                      --
 Net loan activity                           --                    (129)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (50,024)                275,910
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             18,485                 820,841
NET ASSETS:
 Beginning of year                      290,703               1,767,875
                                     ----------            ------------
 End of year                           $309,188              $2,588,716
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FEDERATED
                                     FEDERATED              FEDERATED            FUND FOR U.S.
                                      CAPITAL                EQUITY               GOVERNMENT
                                 APPRECIATION FUND      INCOME FUND, INC.       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(35)                  $698                  $7,458
 Net realized gain (loss) on
  security transactions                      8                     92                   1,130
 Net realized gain on
  distributions                            131                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              777                  2,367                  (2,128)
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               881                  3,157                   6,460
                                     ---------              ---------             -----------
UNIT TRANSACTIONS:
 Purchases                               7,411                  3,688                  96,529
 Net transfers                              --                     --                   3,539
 Surrenders for benefit
  payments and fees                        (19)                   (40)               (162,270)
 Other transactions                          1                     --                       2
 Death benefits                             --                     --                      --
 Net loan activity                          --                     --                     (19)
 Net annuity transactions                   --                     --                      --
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,393                  3,648                 (62,219)
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets                             8,274                  6,805                 (55,759)
NET ASSETS:
 Beginning of year                       9,204                 30,907                 409,364
                                     ---------              ---------             -----------
 End of year                           $17,478                $37,712                $353,605
                                     =========              =========             ===========

                                    FEDERATED
                                     MID CAP             FEDERATED
                                     GROWTH             HIGH INCOME            FEDERATED
                                 STRATEGIES FUND         BOND FUND            KAUFMAN FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(438)                $426                $(31,132)
 Net realized gain (loss) on
  security transactions                    88                8,641                 134,626
 Net realized gain on
  distributions                            --                   --                 276,673
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,120               (7,808)                181,866
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,770                1,259                 562,033
                                    ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              8,542                1,323                 771,978
 Net transfers                             --              (39,200)               (774,112)
 Surrenders for benefit
  payments and fees                   (11,138)                 (17)               (504,855)
 Other transactions                        (1)                  --                     (24)
 Death benefits                            --                   --                      --
 Net loan activity                         --                   --                    (137)
 Net annuity transactions                  --                   --                      --
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,597)             (37,894)               (507,150)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets                              173              (36,635)                 54,883
NET ASSETS:
 Beginning of year                     46,579               40,964               3,545,321
                                    ---------            ---------            ------------
 End of year                          $46,752               $4,329              $3,600,204
                                    =========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FEDERATED             FEDERATED
                                     SHORT-TERM           TOTAL RETURN
                                    INCOME FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,602                $8,776
 Net realized gain (loss) on
  security transactions                     589                 3,561
 Net realized gain on
  distributions                              --                 6,334
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,496                 1,143
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,687                19,814
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  871                57,965
 Net transfers                            8,888                 3,804
 Surrenders for benefit
  payments and fees                     (24,327)              (12,697)
 Other transactions                           4                    41
 Death benefits                              --                    --
 Net loan activity                           --                    (5)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,564)               49,108
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             (9,877)               68,922
NET ASSETS:
 Beginning of year                      188,951               385,717
                                     ----------            ----------
 End of year                           $179,074              $454,639
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY VIP
                                     FEDERATED              GROWTH            FIDELITY VIP
                                   INTERNATIONAL        OPPORTUNITIES           OVERSEAS
                                    LEADERS FUND          PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(14)                $(947)                $680
 Net realized gain (loss) on
  security transactions                    246                (2,626)                 (83)
 Net realized gain on
  distributions                             --                    --                  174
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           93                46,788                7,758
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                               325                43,215                8,529
                                      --------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 339                10,566                5,808
 Net transfers                              --                  (267)                  --
 Surrenders for benefit
  payments and fees                     (1,923)              (22,859)                (566)
 Other transactions                         (1)                   --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          --                    --                   --
 Net annuity transactions                   --                    --                   --
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (1,585)              (12,560)               5,242
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets                                (1,260)               30,655               13,771
NET ASSETS:
 Beginning of year                       1,384               241,999               40,365
                                      --------            ----------            ---------
 End of year                              $124              $272,654              $54,136
                                      ========            ==========            =========

                                                                                  FIDELITY VIP
                                     FIDELITY VIP          FIDELITY VIP             GROWTH &
                                   VALUE STRATEGIES          BALANCED                INCOME
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(156)                $5,664                $2,511
 Net realized gain (loss) on
  security transactions                    3,772                 25,077                   950
 Net realized gain on
  distributions                               --                 32,752                    74
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         33,231                 25,565                17,271
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                              36,847                 89,058                20,806
                                      ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 2,469                  6,288                 4,250
 Net transfers                                --                (61,736)               25,006
 Surrenders for benefit
  payments and fees                      (19,885)               (72,581)                 (278)
 Other transactions                           --                     (3)                   --
 Death benefits                               --                     --                    --
 Net loan activity                            --                     --                    --
 Net annuity transactions                     --                 (5,965)                   --
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (17,416)              (133,997)               28,978
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets                                  19,431                (44,939)               49,784
NET ASSETS:
 Beginning of year                       146,678                656,442               108,180
                                      ----------            -----------            ----------
 End of year                            $166,109               $611,503              $157,964
                                      ==========            ===========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP
                                   FREEDOM 2020          FREEDOM 2030
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $341                $2,467
 Net realized gain (loss) on
  security transactions                    693                 1,557
 Net realized gain on
  distributions                            228                 1,171
 Net unrealized appreciation
  (depreciation) of
  investments during the year               50                 5,844
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,312                11,039
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               5,025                36,953
 Net transfers                           8,195                67,709
 Surrenders for benefit
  payments and fees                         --               (24,619)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,220                80,043
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            14,532                91,082
NET ASSETS:
 Beginning of year                       9,302                67,036
                                     ---------            ----------
 End of year                           $23,834              $158,118
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP         FIDELITY VIP           FIDELITY VIP
                                   FREEDOM 2015         FREEDOM 2025         FUNDSMANAGER 70%
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (13)(15)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,121                 $292                 $ --
 Net realized gain (loss) on
  security transactions                  7,567                  318                   10
 Net realized gain on
  distributions                          3,645                  189                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,787                  310                   --
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets resulting from
  operations                            25,120                1,109                   10
                                    ----------            ---------                -----
UNIT TRANSACTIONS:
 Purchases                               3,586               14,857                   --
 Net transfers                         (77,201)               3,269                  (10)
 Surrenders for benefit
  payments and fees                        (12)              (1,089)                  --
 Other transactions                          1                   --                   --
 Death benefits                             --                   --                   --
 Net loan activity                          --                  (50)                  --
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (73,626)              16,987                  (10)
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets                           (48,506)              18,096                   --
NET ASSETS:
 Beginning of year                     237,086                4,967                   --
                                    ----------            ---------                -----
 End of year                          $188,580              $23,063                 $ --
                                    ==========            =========                =====

                                       FIDELITY                 TEMPLETON               TEMPLETON
                                    STOCK SELECTOR               GLOBAL                 DEVELOPING
                                     ALL CAP FUND          OPPORTUNITIES TRUST        MARKETS TRUST
                                 SUB-ACCOUNT (16)(17)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(46)                     $683                   $11,548
 Net realized gain (loss) on
  security transactions                   1,501                       565                    (8,973)
 Net realized gain on
  distributions                               5                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (777)                   10,772                   143,377
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                683                    12,020                   145,952
                                       --------                 ---------              ------------
UNIT TRANSACTIONS:
 Purchases                                  198                    47,788                   277,371
 Net transfers                               --                    (6,302)                  (54,461)
 Surrenders for benefit
  payments and fees                      (1,443)                   (1,480)                 (119,299)
 Other transactions                          --                        --                        (1)
 Death benefits                              --                        --                        --
 Net loan activity                           --                        (4)                      (49)
 Net annuity transactions                    --                        --                        --
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,245)                   40,002                   103,561
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets                               (562)                   52,022                   249,513
NET ASSETS:
 Beginning of year                        4,745                    34,216                 1,200,817
                                       --------                 ---------              ------------
 End of year                             $4,183                   $86,238                $1,450,330
                                       ========                 =========              ============

(13) Not funded as of December 31, 2012.

(15) Funded as of July 16, 2012.

(16) Funded as of October 26, 2012.

(17) Effective October 26, 2012 Fidelity Advisor Stock Selector All Cap Fund merged with Fidelity Stock Selector All Cap Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FRANKLIN                FRANKLIN
                                        HIGH                 STRATEGIC
                                     INCOME FUND            INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $64,356                $160,030
 Net realized gain (loss) on
  security transactions                   23,545                  24,907
 Net realized gain on
  distributions                               --                  12,658
 Net unrealized appreciation
  (depreciation) of
  investments during the year             48,043                 143,289
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             135,944                 340,884
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               435,681                 843,756
 Net transfers                           (22,057)                397,066
 Surrenders for benefit
  payments and fees                     (483,150)               (292,390)
 Other transactions                          (12)                    125
 Death benefits                               --                      --
 Net loan activity                           (30)                   (141)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (69,568)                948,416
                                     -----------            ------------
 Net increase (decrease) in
  net assets                              66,376               1,289,300
NET ASSETS:
 Beginning of year                       766,364               2,445,703
                                     -----------            ------------
 End of year                            $832,740              $3,735,003
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON                FRANKLIN                FRANKLIN
                                       GLOBAL             U.S. GOVERNMENT            SMALL CAP
                                     BOND FUND            SECURITIES FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $183,107                 $29,557                 $10,944
 Net realized gain (loss) on
  security transactions                    2,687                   5,719                  43,307
 Net realized gain on
  distributions                           49,494                      --                  73,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year            246,196                 (32,190)                221,066
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             481,484                   3,086                 348,750
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               942,525                 175,756                 446,944
 Net transfers                           447,563                 245,466                 (84,779)
 Surrenders for benefit
  payments and fees                     (545,903)               (232,439)               (191,455)
 Other transactions                          (27)                      1                     330
 Death benefits                               --                      --                      --
 Net loan activity                          (127)                   (141)                   (107)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      844,031                 188,643                 170,933
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,325,515                 191,729                 519,683
NET ASSETS:
 Beginning of year                     2,760,963               1,154,985               1,900,713
                                    ------------            ------------            ------------
 End of year                          $4,086,478              $1,346,714              $2,420,396
                                    ============            ============            ============


                                    MUTUAL GLOBAL             TEMPLETON           FRANKLIN
                                   DISCOVERY FUND            GROWTH FUND         INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $99,444                 $21,320            $428,918
 Net realized gain (loss) on
  security transactions                   181,309                  (3,870)            157,743
 Net realized gain on
  distributions                           715,918                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             156,072                 286,529             350,600
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,152,743                 303,979             937,261
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              2,392,337                 283,693           1,459,554
 Net transfers                            (43,857)               (121,294)             (4,158)
 Surrenders for benefit
  payments and fees                    (1,244,211)               (109,327)         (1,227,790)
 Other transactions                           205                     472                  39
 Death benefits                                --                      --                  --
 Net loan activity                           (590)                    (68)               (437)
 Net annuity transactions                      --                      --                  --
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,103,884                  53,476             227,208
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            2,256,627                 357,455           1,164,469
NET ASSETS:
 Beginning of year                      8,657,694               1,472,185           7,132,938
                                    -------------            ------------       -------------
 End of year                          $10,914,321              $1,829,640          $8,297,407
                                    =============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                       FRANKLIN                TOTAL
                                     GROWTH FUND            RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,137)              $10,201
 Net realized gain (loss) on
  security transactions                    74,787                 2,658
 Net realized gain on
  distributions                                --                 6,655
 Net unrealized appreciation
  (depreciation) of
  investments during the year             136,162                 6,095
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              201,812                25,609
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                740,953               168,598
 Net transfers                            (76,221)                1,578
 Surrenders for benefit
  payments and fees                      (188,096)              (51,486)
 Other transactions                             1                    50
 Death benefits                                --                    --
 Net loan activity                           (224)                  (29)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       476,413               118,711
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              678,225               144,320
NET ASSETS:
 Beginning of year                      1,431,594               296,482
                                     ------------            ----------
 End of year                           $2,109,819              $440,802
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                        FRANKLIN
                                   BALANCE SHEET               MUTUAL                  MUTUAL
                                  INVESTMENT FUND           BEACON FUND             SHARES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,804                  $9,548                 $56,377
 Net realized gain (loss) on
  security transactions                  (96,133)                 12,606                 (10,876)
 Net realized gain on
  distributions                          123,026                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            299,986                 139,410                 555,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             352,683                 161,564                 600,670
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               192,145                 209,805                 572,968
 Net transfers                          (264,224)                (23,976)                  2,245
 Surrenders for benefit
  payments and fees                     (259,744)                (90,579)               (436,191)
 Other transactions                           --                       1                    (156)
 Death benefits                               --                      --                      --
 Net loan activity                           (26)                    (93)                   (370)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (331,849)                 95,158                 138,496
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              20,834                 256,722                 739,166
NET ASSETS:
 Beginning of year                     2,507,814               1,027,851               4,218,608
                                    ------------            ------------            ------------
 End of year                          $2,528,648              $1,284,573              $4,957,774
                                    ============            ============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN               TEMPLETON               TEMPLETON
                                   SMALL-MID CAP            CONSERVATIVE               GROWTH
                                    GROWTH FUND           ALLOCATION FUND         ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(32,508)                $41,054                 $37,294
 Net realized gain (loss) on
  security transactions                   98,847                  26,286                  78,018
 Net realized gain on
  distributions                          506,474                   5,752                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (61,513)                107,027                 272,528
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             511,300                 180,119                 387,840
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               832,231                 743,959               1,007,765
 Net transfers                          (455,940)                 24,452                  17,851
 Surrenders for benefit
  payments and fees                     (658,993)               (182,920)               (428,425)
 Other transactions                           47                      (8)                    (96)
 Death benefits                               --                      --                      --
 Net loan activity                           (92)                   (205)                   (196)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (282,747)                585,278                 596,899
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             228,553                 765,397                 984,739
NET ASSETS:
 Beginning of year                     5,205,601               2,290,617               3,763,736
                                    ------------            ------------            ------------
 End of year                          $5,434,154              $3,056,014              $4,748,475
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      TEMPLETON
                                       MODERATE           TEMPLETON
                                   ALLOCATION FUND      FOREIGN FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,088            $228,620
 Net realized gain (loss) on
  security transactions                   158,746            (359,848)
 Net realized gain on
  distributions                            16,872                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             221,445           2,210,680
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              485,151           2,079,452
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,227,738           2,838,982
 Net transfers                           (227,403)           (984,028)
 Surrenders for benefit
  payments and fees                      (488,889)         (1,631,083)
 Other transactions                            (9)                 22
 Death benefits                                --                  --
 Net loan activity                            (84)               (269)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       511,353             223,624
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              996,504           2,303,076
NET ASSETS:
 Beginning of year                      5,554,407          11,702,937
                                     ------------       -------------
 End of year                           $6,550,911         $14,006,013
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                  SMALL-MID CAP         PYXIS PREMIER         GOLDMAN SACHS
                                      GROWTH               GROWTH                INCOME
                                 SECURITIES FUND         EQUITY FUND          BUILDER FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (18)      SUB-ACCOUNT (19)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(788)                $(26)               $1,662
 Net realized gain (loss) on
  security transactions                  1,632                5,808                 1,674
 Net realized gain on
  distributions                          7,655                   --                 2,797
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,536               (2,539)                3,108
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,035                3,243                 9,241
                                    ----------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               1,856                2,953                19,087
 Net transfers                            (246)              27,400                    --
 Surrenders for benefit
  payments and fees                     (3,524)             (30,254)               (6,563)
 Other transactions                         --                   (2)                   --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   (6)                   --
 Net annuity transactions                   --                   --                    --
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,914)                  91                12,524
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets                             9,121                3,334                21,765
NET ASSETS:
 Beginning of year                     101,892               31,558                76,166
                                    ----------            ---------             ---------
 End of year                          $111,013              $34,892               $97,931
                                    ==========            =========             =========


                                  GOLDMAN SACHS        GOLDMAN SACHS       GOLDMAN SACHS
                                     CAPITAL            CORE FIXED        STRUCTURED U.S.
                                   GROWTH FUND          INCOME FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(153)                $632                 $1
 Net realized gain (loss) on
  security transactions                   119                  204                 27
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,111                2,327                 34
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,077                3,163                 62
                                    ---------            ---------             ------
UNIT TRANSACTIONS:
 Purchases                              1,214               15,688                 95
 Net transfers                             --                   --                 --
 Surrenders for benefit
  payments and fees                       (24)              (1,581)              (142)
 Other transactions                        (1)                   5                  1
 Death benefits                            --                   --                 --
 Net loan activity                         --                   (5)                --
 Net annuity transactions                  --                   --                 --
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,189               14,107                (46)
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets                            3,266               17,270                 16
NET ASSETS:
 Beginning of year                     11,868               63,083                501
                                    ---------            ---------             ------
 End of year                          $15,134              $80,353               $517
                                    =========            =========             ======

(18) Formerly Highland Premier Growth Equity Fund. Change effective January 9, 2012.

(19) Formerly Goldman Sachs Balanced Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                      GOVERNMENT              GROWTH &
                                     INCOME FUND            INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,562                  $819
 Net realized gain (loss) on
  security transactions                    15,934                 2,302
 Net realized gain on
  distributions                            94,121                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (75,930)               34,820
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               53,687                37,941
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                503,479                23,669
 Net transfers                             50,533                (4,173)
 Surrenders for benefit
  payments and fees                      (515,968)              (51,195)
 Other transactions                            57                    55
 Death benefits                                --                    --
 Net loan activity                           (118)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        37,983               (31,644)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                               91,670                 6,297
NET ASSETS:
 Beginning of year                      2,647,749               218,350
                                     ------------            ----------
 End of year                           $2,739,419              $224,647
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          GOLDMAN SACHS
                                   GOLDMAN SACHS          CONCENTRATED          GOLDMAN SACHS
                                       GROWTH             INTERNATIONAL            MID CAP
                                 OPPORTUNITIES FUND        EQUITY FUND            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,649)                 $276                 $16,902
 Net realized gain (loss) on
  security transactions                  12,837                   (26)                (12,365)
 Net realized gain on
  distributions                          29,857                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            27,695                 2,241                 696,840
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             66,740                 2,491                 701,377
                                     ----------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              132,028                 3,392                 508,591
 Net transfers                          (74,521)                 (971)               (285,155)
 Surrenders for benefit
  payments and fees                     (22,983)                 (324)               (856,974)
 Other transactions                          (1)                   --                     300
 Death benefits                              --                    --                      --
 Net loan activity                          (34)                   --                    (576)
 Net annuity transactions                    --                    --                      --
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      34,489                 2,097                (633,814)
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets                            101,229                 4,588                  67,563
NET ASSETS:
 Beginning of year                      347,877                10,326               4,352,161
                                     ----------             ---------            ------------
 End of year                           $449,106               $14,914              $4,419,724
                                     ==========             =========            ============


                                   GOLDMAN SACHS         GOLDMAN SACHS         GOLDMAN SACHS
                                     SMALL CAP             STRATEGIC                HIGH
                                    VALUE FUND            GROWTH FUND            YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,047                 $(39)               $205,155
 Net realized gain (loss) on
  security transactions                 135,123                   45                   8,812
 Net realized gain on
  distributions                         128,880                1,270                  69,195
 Net unrealized appreciation
  (depreciation) of
  investments during the year            62,304                   15                 190,399
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            333,354                1,291                 473,561
                                    -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              514,657                9,840                 808,454
 Net transfers                         (182,603)                  --                  66,220
 Surrenders for benefit
  payments and fees                    (338,802)                (141)               (366,509)
 Other transactions                          (4)                   1                   1,178
 Death benefits                              --                   --                      --
 Net loan activity                          (99)                  --                    (111)
 Net annuity transactions                    --                   --                      --
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,851)               9,700                 509,232
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets                            326,503               10,991                 982,793
NET ASSETS:
 Beginning of year                    2,244,666                6,406               2,920,898
                                    -----------            ---------            ------------
 End of year                         $2,571,169              $17,397              $3,903,691
                                    ===========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                      LARGE CAP            SMALL/MID CAP
                                     VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,035                $(4,238)
 Net realized gain (loss) on
  security transactions                   16,117                 60,256
 Net realized gain on
  distributions                               --                 27,181
 Net unrealized appreciation
  (depreciation) of
  investments during the year             52,692                 11,736
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              70,844                 94,935
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                93,999                 72,599
 Net transfers                           (34,098)                 2,390
 Surrenders for benefit
  payments and fees                     (109,296)              (127,550)
 Other transactions                          (30)                    --
 Death benefits                               --                     --
 Net loan activity                           (60)                   (47)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (49,485)               (52,608)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                              21,359                 42,327
NET ASSETS:
 Beginning of year                       390,086                493,531
                                     -----------            -----------
 End of year                            $411,445               $535,858
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           JOHN HANCOCK              FROST
                               SATELLITE STRATEGIES         SMALL CAP           DIVIDEND VALUE
                                     PORTFOLIO             EQUITY FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7                    $(6,176)                $125
 Net realized gain (loss) on
  security transactions                   --                    105,586                   (1)
 Net realized gain on
  distributions                            1                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              8                     25,959                  220
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              16                    125,369                  344
                                       -----               ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               186                     95,577                2,267
 Net transfers                            --                     28,993                1,790
 Surrenders for benefit
  payments and fees                       --                   (154,568)                 (12)
 Other transactions                       (1)                        --                   --
 Death benefits                           --                         --                   --
 Net loan activity                        --                        (13)                  --
 Net annuity transactions                 --                         --                   --
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      185                    (30,011)               4,045
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets                             201                     95,358                4,389
NET ASSETS:
 Beginning of year                        15                  1,052,833                9,903
                                       -----               ------------            ---------
 End of year                            $216                 $1,148,191              $14,292
                                       =====               ============            =========

                                                         HARTFORD            HARTFORD
                                      HARTFORD             TOTAL              CAPITAL
                                      BALANCED          RETURN BOND        APPRECIATION
                                      HLS FUND           HLS FUND            HLS FUND
                                  SUB-ACCOUNT (20)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $183,478            $823,755            $220,177
 Net realized gain (loss) on
  security transactions                  (37,270)            229,040            (718,441)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            694,530             491,669           4,488,409
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             840,738           1,544,464           3,990,145
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               295,666           3,222,923           2,227,308
 Net transfers                          (306,439)         (2,224,621)         (1,543,353)
 Surrenders for benefit
  payments and fees                     (486,136)         (2,554,144)         (2,049,372)
 Other transactions                           (3)               (144)                661
 Death benefits                               --                  --                  --
 Net loan activity                           (62)               (480)               (449)
 Net annuity transactions                     --             (13,784)             (7,451)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (496,974)         (1,570,250)         (1,372,656)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                             343,764             (25,786)          2,617,489
NET ASSETS:
 Beginning of year                     7,517,225          22,635,682          23,068,172
                                    ------------       -------------       -------------
 End of year                          $7,860,989         $22,609,896         $25,685,661
                                    ============       =============       =============

(20) Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                HARTFORD
                                 AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $483,653                $1,184
 Net realized gain (loss) on
  security transactions               360,388                 8,733
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,341,953                65,689
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,185,994                75,606
                                -------------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,645,308                82,360
 Net transfers                     (1,721,926)              248,581
 Surrenders for benefit
  payments and fees                (2,859,576)              (76,697)
 Other transactions                       751                    --
 Death benefits                            --                    --
 Net loan activity                       (320)                  (41)
 Net annuity transactions              (9,196)                   --
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    55,041               254,203
                                -------------            ----------
 Net increase (decrease) in
  net assets                        3,241,035               329,809
NET ASSETS:
 Beginning of year                 24,445,236               441,808
                                -------------            ----------
 End of year                      $27,686,271              $771,617
                                =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                      HARTFORD              HARTFORD            DISCIPLINED
                                     HEALTHCARE           GLOBAL GROWTH            EQUITY
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (13)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,409)               $(472)                $(48)
 Net realized gain (loss) on
  security transactions                   40,712                4,603                1,402
 Net realized gain on
  distributions                               --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            221,283               11,644                 (573)
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                             256,586               15,775                  781
                                    ------------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                               210,003               18,852                  857
 Net transfers                            38,980              (16,067)                  --
 Surrenders for benefit
  payments and fees                     (100,993)             (11,011)              (6,267)
 Other transactions                          (78)                  --                   --
 Death benefits                               --                   --                   --
 Net loan activity                           (35)                  (9)                  --
 Net annuity transactions                     --                   --                   --
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      147,877               (8,235)              (5,410)
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets                             404,463                7,540               (4,629)
NET ASSETS:
 Beginning of year                     1,306,539               69,300                4,629
                                    ------------            ---------             --------
 End of year                          $1,711,002              $76,840                 $ --
                                    ============            =========             ========

                                                            HARTFORD
                                     HARTFORD                GROWTH                 HARTFORD
                                      GROWTH             OPPORTUNITIES               INDEX
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,538)               $(26,603)               $126,935
 Net realized gain (loss) on
  security transactions                    793                 178,827                   5,542
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,913                 520,384               1,139,724
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,168                 672,608               1,272,201
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              96,505                 635,752                 870,078
 Net transfers                         (11,858)                (82,700)               (375,184)
 Surrenders for benefit
  payments and fees                    (57,038)               (662,011)               (709,253)
 Other transactions                         18                     194                      85
 Death benefits                             --                      --                      --
 Net loan activity                         (23)                   (112)                   (410)
 Net annuity transactions                   --                      --                  (6,640)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,604                (108,877)               (221,324)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            86,772                 563,731               1,050,877
NET ASSETS:
 Beginning of year                     343,895               2,631,594               8,700,470
                                    ----------            ------------            ------------
 End of year                          $430,667              $3,195,325              $9,751,347
                                    ==========            ============            ============

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD
                                    INTERNATIONAL         HARTFORD
                                    OPPORTUNITIES          MIDCAP
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,578             $50,210
 Net realized gain (loss) on
  security transactions                  (126,164)            260,812
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             313,571           2,264,942
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              197,985           2,575,964
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                103,620           2,677,054
 Net transfers                           (109,984)         (1,168,786)
 Surrenders for benefit
  payments and fees                      (327,546)         (1,608,343)
 Other transactions                           391                  74
 Death benefits                                --                  --
 Net loan activity                            (36)                (46)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (333,555)           (100,047)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                             (135,570)          2,475,917
NET ASSETS:
 Beginning of year                      1,250,688          13,669,927
                                     ------------       -------------
 End of year                           $1,115,118         $16,145,844
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD               HARTFORD
                                    MONEY MARKET            SMALL COMPANY         SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,376)               $(32,665)              $(2,293)
 Net realized gain (loss) on
  security transactions                        --                 208,458                10,396
 Net realized gain on
  distributions                                --                     334                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 485,718                26,854
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (65,376)                661,845                34,957
                                    -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,480,582               1,304,321                65,428
 Net transfers                         (1,585,823)               (365,114)              (21,045)
 Surrenders for benefit
  payments and fees                    (1,925,720)               (693,101)              (21,637)
 Other transactions                            19                      79                    17
 Death benefits                                --                      --                    --
 Net loan activity                           (869)                    (90)                  (34)
 Net annuity transactions                  (7,453)                     --                    --
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,039,264)                246,095                22,729
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets                           (2,104,640)                907,940                57,686
NET ASSETS:
 Beginning of year                     11,404,360               4,480,168               220,620
                                    -------------            ------------            ----------
 End of year                           $9,299,720              $5,388,108              $278,306
                                    =============            ============            ==========

                                                              HARTFORD
                                      HARTFORD            U.S. GOVERNMENT             HARTFORD
                                       STOCK                 SECURITIES                VALUE
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $79,129                 $42,021                 $20,981
 Net realized gain (loss) on
  security transactions                  (37,305)                  1,768                  27,369
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            651,399                   6,122                 136,840
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             693,223                  49,911                 185,190
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               157,331                  93,831                 186,445
 Net transfers                          (301,194)                198,664                  60,584
 Surrenders for benefit
  payments and fees                     (326,814)               (147,156)               (202,340)
 Other transactions                           (9)                      1                     795
 Death benefits                               --                      --                      --
 Net loan activity                            (2)                     (4)                    (43)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (470,688)                145,336                  45,441
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             222,535                 195,247                 230,631
NET ASSETS:
 Beginning of year                     5,179,897               1,682,233               1,160,636
                                    ------------            ------------            ------------
 End of year                          $5,402,432              $1,877,480              $1,391,267
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           THE HARTFORD
                                    THE HARTFORD              TARGET
                                     CHECKS AND             RETIREMENT
                                   BALANCES FUND            2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,742                 $32,916
 Net realized gain (loss) on
  security transactions                   1,283                  33,993
 Net realized gain on
  distributions                           1,384                  39,841
 Net unrealized appreciation
  (depreciation) of
  investments during the year            33,085                  13,707
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,494                 120,457
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              127,144                 192,263
 Net transfers                            5,000                 (17,088)
 Surrenders for benefit
  payments and fees                     (72,761)               (144,906)
 Other transactions                         (25)                    364
 Death benefits                              --                      --
 Net loan activity                          (48)                   (121)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      59,310                  30,512
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            102,804                 150,969
NET ASSETS:
 Beginning of year                      335,406               1,101,637
                                     ----------            ------------
 End of year                           $438,210              $1,252,606
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET               THE HARTFORD
                                     RETIREMENT              RETIREMENT             DIVIDEND AND
                                     2020 FUND               2030 FUND              GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $121,877                $104,305                 $18,709
 Net realized gain (loss) on
  security transactions                  109,738                 144,135                  12,565
 Net realized gain on
  distributions                          119,963                 130,680                  31,172
 Net unrealized appreciation
  (depreciation) of
  investments during the year            138,439                 102,115                 127,584
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             490,017                 481,235                 190,030
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,342,530               1,570,351                 386,258
 Net transfers                           131,733                (165,740)                 28,042
 Surrenders for benefit
  payments and fees                     (818,366)               (221,365)               (104,908)
 Other transactions                        1,068                     (16)                     (4)
 Death benefits                               --                      --                      --
 Net loan activity                          (334)                   (682)                    (25)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      656,631               1,182,548                 309,363
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,146,648               1,663,783                 499,393
NET ASSETS:
 Beginning of year                     3,885,898               2,890,983               1,433,432
                                    ------------            ------------            ------------
 End of year                          $5,032,546              $4,554,766              $1,932,825
                                    ============            ============            ============


                                    THE HARTFORD                                 THE HARTFORD
                                   INTERNATIONAL           THE HARTFORD              SMALL
                                 OPPORTUNITIES FUND        MIDCAP FUND           COMPANY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $926                $(2,810)               $(3,421)
 Net realized gain (loss) on
  security transactions                     (82)                  (832)                34,623
 Net realized gain on
  distributions                              --                 18,036                 45,153
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,694                 29,415                 27,887
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,538                 43,809                104,242
                                     ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               39,720                 70,139                207,982
 Net transfers                           22,675                  3,572               (230,004)
 Surrenders for benefit
  payments and fees                      (3,673)               (21,764)               (66,945)
 Other transactions                          (2)                    (3)                     1
 Death benefits                              --                     --                     --
 Net loan activity                          (12)                    (8)                   (64)
 Net annuity transactions                    --                     --                     --
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      58,708                 51,936                (89,030)
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets                             74,246                 95,745                 15,212
NET ASSETS:
 Beginning of year                       69,404                229,524                724,652
                                     ----------             ----------            -----------
 End of year                           $143,650               $325,269               $739,864
                                     ==========             ==========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                    TOTAL RETURN          HEALTHCARE
                                     BOND FUND               FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,431                $(651)
 Net realized gain (loss) on
  security transactions                   1,405                7,717
 Net realized gain on
  distributions                           8,154                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               682                6,370
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,672               13,436
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               61,578               21,981
 Net transfers                           28,614                3,571
 Surrenders for benefit
  payments and fees                     (22,408)             (26,441)
 Other transactions                          30                    1
 Death benefits                              --                   --
 Net loan activity                           (3)                 (18)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      67,811                 (906)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             83,483               12,530
NET ASSETS:
 Beginning of year                      223,615               65,012
                                     ----------            ---------
 End of year                           $307,098              $77,542
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       GROWTH                 BALANCED              CONSERVATIVE
                                 OPPORTUNITIES FUND       ALLOCATION FUND         ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,039)                 $76,367                 $55,965
 Net realized gain (loss) on
  security transactions                   3,241                  233,489                  57,921
 Net realized gain on
  distributions                              --                       --                  43,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,955                   23,044                  14,632
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             19,157                  332,900                 172,006
                                     ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               34,767                  687,066                 236,394
 Net transfers                           12,026                 (101,483)                   (743)
 Surrenders for benefit
  payments and fees                     (19,773)                (817,622)               (261,388)
 Other transactions                          --                       10                      --
 Death benefits                              --                       --                      --
 Net loan activity                          (46)                    (393)                    (77)
 Net annuity transactions                    --                       --                      --
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      26,974                 (232,422)                (25,814)
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets                             46,131                  100,478                 146,192
NET ASSETS:
 Beginning of year                       71,571                3,208,895               1,996,018
                                     ----------             ------------            ------------
 End of year                           $117,702               $3,309,373              $2,142,210
                                     ==========             ============            ============

                                    THE HARTFORD             THE HARTFORD
                                       CAPITAL                  GROWTH               THE HARTFORD
                                  APPRECIATION FUND        ALLOCATION FUND           MONEY MARKET
                                     SUB-ACCOUNT           SUB-ACCOUNT (21)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,209)                $64,831                $(13,193)
 Net realized gain (loss) on
  security transactions                   446,297                 193,073                      --
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             893,148                 116,830                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,338,236                 374,734                 (13,193)
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,547,206                 685,548                 579,167
 Net transfers                         (1,764,964)                (30,038)               (381,313)
 Surrenders for benefit
  payments and fees                      (972,860)               (307,736)               (313,342)
 Other transactions                           336                       6                      --
 Death benefits                                --                      --                      --
 Net loan activity                           (328)                   (228)                 (1,057)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,190,610)                347,552                (116,545)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              147,626                 722,286                (129,738)
NET ASSETS:
 Beginning of year                      7,146,106               2,418,042               2,126,702
                                    -------------            ------------            ------------
 End of year                           $7,293,732              $3,140,328              $1,996,964
                                    =============            ============            ============

(21) Effective May 25, 2012 The Hartford Equity Growth Allocation Fund merged with The Hartford Growth Allocation Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     THE HARTFORD         THE HARTFORD
                                 INFLATION PLUS FUND       VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,917                $43
 Net realized gain (loss) on
  security transactions                    47,126                  1
 Net realized gain on
  distributions                            51,331                154
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (25,576)                57
                                     ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                               80,798                255
                                     ------------            -------
UNIT TRANSACTIONS:
 Purchases                                278,235              1,499
 Net transfers                            145,103                 --
 Surrenders for benefit
  payments and fees                      (135,383)                (8)
 Other transactions                           185                 --
 Death benefits                                --                 --
 Net loan activity                            (49)                --
 Net annuity transactions                      --                 --
                                     ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       288,091              1,491
                                     ------------            -------
 Net increase (decrease) in
  net assets                              368,889              1,746
NET ASSETS:
 Beginning of year                      1,207,254              1,341
                                     ------------            -------
 End of year                           $1,576,143             $3,087
                                     ============            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          THE HARTFORD            THE HARTFORD
                                   THE HARTFORD              TARGET                  TARGET
                                      EQUITY               RETIREMENT              RETIREMENT
                                   INCOME FUND             2015 FUND               2025 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,257                 $55,750                 $88,487
 Net realized gain (loss) on
  security transactions                    453                  32,780                  42,969
 Net realized gain on
  distributions                          1,819                  41,602                  62,483
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,222                  52,635                 208,893
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,751                 182,767                 402,832
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              68,434               1,004,908                 953,674
 Net transfers                          42,715                (186,488)               (254,179)
 Surrenders for benefit
  payments and fees                     (3,258)               (124,760)               (271,461)
 Other transactions                         (1)                     73                     486
 Death benefits                             --                      --                      --
 Net loan activity                          (9)                     --                    (158)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    107,881                 693,733                 428,362
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           119,632                 876,500                 831,194
NET ASSETS:
 Beginning of year                      80,027               1,156,445               3,024,106
                                    ----------            ------------            ------------
 End of year                          $199,659              $2,032,945              $3,855,300
                                    ==========            ============            ============

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2035 FUND               2040 FUND               2045 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,435                 $39,635                 $28,152
 Net realized gain (loss) on
  security transactions                   15,992                  17,036                  11,319
 Net realized gain on
  distributions                           19,375                  19,011                  11,226
 Net unrealized appreciation
  (depreciation) of
  investments during the year            121,442                 105,803                 103,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             192,244                 181,485                 153,866
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               442,389                 646,269                 447,779
 Net transfers                           (81,774)                 30,026                (125,890)
 Surrenders for benefit
  payments and fees                      (87,705)               (101,027)               (128,779)
 Other transactions                         (145)                     11                      (2)
 Death benefits                               --                      --                      --
 Net loan activity                           (82)                   (326)                    (57)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      272,683                 574,953                 193,051
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             464,927                 756,438                 346,917
NET ASSETS:
 Beginning of year                     1,165,692                 980,019                 972,666
                                    ------------            ------------            ------------
 End of year                          $1,630,619              $1,736,457              $1,319,583
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    THE HARTFORD
                                       TARGET              THE HARTFORD
                                     RETIREMENT              BALANCED
                                      2050 FUND             INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (22)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,498                  $306
 Net realized gain (loss) on
  security transactions                     (247)                    4
 Net realized gain on
  distributions                            4,221                   238
 Net unrealized appreciation
  (depreciation) of
  investments during the year             60,250                   937
                                     -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              78,722                 1,485
                                     -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               300,538                12,866
 Net transfers                           (13,199)                8,900
 Surrenders for benefit
  payments and fees                     (150,341)                   --
 Other transactions                          (55)                   --
 Death benefits                               --                    --
 Net loan activity                          (319)                   --
 Net annuity transactions                     --                    --
                                     -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      136,624                21,766
                                     -----------             ---------
 Net increase (decrease) in
  net assets                             215,346                23,251
NET ASSETS:
 Beginning of year                       505,721                    --
                                     -----------             ---------
 End of year                            $721,067               $23,251
                                     ===========             =========

(22) Funded as of January 3, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD
                                  INTERNATIONAL        THE HARTFORD        HOTCHKIS AND WILEY
                                  SMALL COMPANY           MIDCAP                LARGE CAP
                                      FUND              VALUE FUND             VALUE FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $44                  $1                    $9,132
 Net realized gain (loss) on
  security transactions                   99                  --                    (4,492)
 Net realized gain on
  distributions                           --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            303                   1                    94,893
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             446                   2                    99,533
                                     -------               -----               -----------
UNIT TRANSACTIONS:
 Purchases                             3,322                 528                    57,717
 Net transfers                          (192)                 --                   (17,273)
 Surrenders for benefit
  payments and fees                     (995)                 (1)                 (202,673)
 Other transactions                        5                  --                       332
 Death benefits                           --                  --                        --
 Net loan activity                        --                  --                       (59)
 Net annuity transactions                 --                  --                        --
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,140                 527                  (161,956)
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets                           2,586                 529                   (62,423)
NET ASSETS:
 Beginning of year                       643                  --                   612,603
                                     -------               -----               -----------
 End of year                          $3,229                $529                  $550,180
                                     =======               =====               ===========


                                   INVESCO V.I.
                                    TECHNOLOGY             INVESCO                INVESCO
                                       FUND              LEISURE FUND         TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,009)              $(2,209)                 $(367)
 Net realized gain (loss) on
  security transactions                 14,189                (8,638)                60,226
 Net realized gain on
  distributions                             --                49,697                 10,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,099                50,262                (37,239)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,279                89,112                 33,367
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               2,449                30,220                 58,452
 Net transfers                         114,408               (38,041)               (16,983)
 Surrenders for benefit
  payments and fees                     (9,022)              (36,147)              (136,856)
 Other transactions                         --                    (9)                     1
 Death benefits                             --                    --                     --
 Net loan activity                          --                   (19)                    (6)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    107,835               (43,996)               (95,392)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           123,114                45,116                (62,025)
NET ASSETS:
 Beginning of year                     117,373               369,175                410,879
                                    ----------            ----------            -----------
 End of year                          $240,487              $414,291               $348,854
                                    ==========            ==========            ===========

(23) Funded as of October 22, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      IVY GLOBAL
                                       NATURAL              IVY LARGE CAP
                                    RESOURCES FUND           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,660)                $(1,931)
 Net realized gain (loss) on
  security transactions                   (75,941)                 98,322
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              79,497                   8,588
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (4,104)                104,979
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                484,065                 308,926
 Net transfers                           (177,461)                 20,761
 Surrenders for benefit
  payments and fees                      (356,184)               (164,104)
 Other transactions                          (149)                     --
 Death benefits                                --                      --
 Net loan activity                           (105)                    (78)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,834)                165,505
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (53,938)                270,484
NET ASSETS:
 Beginning of year                      1,882,675               1,035,520
                                     ------------            ------------
 End of year                           $1,828,737              $1,306,004
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  IVY SCIENCE &            IVY ASSET              JANUS ASPEN
                                 TECHNOLOGY FUND         STRATEGY FUND          FORTY PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,343)                $24,465                     $75
 Net realized gain (loss) on
  security transactions                 10,101                  33,953                 (26,367)
 Net realized gain on
  distributions                          2,215                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,836                 138,957                 375,894
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            80,809                 197,375                 349,602
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             128,385                 316,394                  28,077
 Net transfers                          (4,713)                (67,983)               (137,838)
 Surrenders for benefit
  payments and fees                    (52,935)                (81,047)                (15,396)
 Other transactions                         (7)                      3                      --
 Death benefits                             --                      --                      --
 Net loan activity                         (24)                    (56)                     --
 Net annuity transactions                   --                      --                  (8,859)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     70,706                 167,311                (134,016)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           151,515                 364,686                 215,586
NET ASSETS:
 Beginning of year                     286,957                 991,284               1,530,099
                                    ----------            ------------            ------------
 End of year                          $438,472              $1,355,970              $1,745,685
                                    ==========            ============            ============

                                   JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                    WORLDWIDE            ENTERPRISE             BALANCED
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $381                $(249)               $9,246
 Net realized gain (loss) on
  security transactions                 (2,632)                  25                (9,448)
 Net realized gain on
  distributions                             --                   --                32,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,214                5,930                23,548
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,963                5,706                55,519
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               3,899                   --                14,068
 Net transfers                         (12,778)              14,914               (63,756)
 Surrenders for benefit
  payments and fees                     (4,269)                  --               (50,154)
 Other transactions                         --                    1                    --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   --                    --
 Net annuity transactions               (1,570)                  --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,718)              14,915               (99,842)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            24,245               20,621               (44,323)
NET ASSETS:
 Beginning of year                     207,534               29,541               473,210
                                    ----------            ---------            ----------
 End of year                          $231,779              $50,162              $428,887
                                    ==========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    JANUS ASPEN              JANUS
                                      OVERSEAS             FLEXIBLE
                                     PORTFOLIO             BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $47                 $960
 Net realized gain (loss) on
  security transactions                 (62,009)                   7
 Net realized gain on
  distributions                          28,204                  273
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,249                  590
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             44,491                1,830
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                4,715                5,470
 Net transfers                           26,171                   --
 Surrenders for benefit
  payments and fees                     (50,891)                 (18)
 Other transactions                          --                    3
 Death benefits                              --                   --
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (20,005)               5,455
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             24,486                7,285
NET ASSETS:
 Beginning of year                      333,147               23,751
                                     ----------            ---------
 End of year                           $357,633              $31,036
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JANUS                   JANUS                   JANUS
                                     FORTY FUND            BALANCED FUND          ENTERPRISE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,431)                $29,473                $(5,082)
 Net realized gain (loss) on
  security transactions                  265,216                  31,545                 69,239
 Net realized gain on
  distributions                               --                  52,823                 23,547
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,047,443                  85,679                 15,575
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,288,228                 199,520                103,279
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                             1,080,479                 243,711                155,177
 Net transfers                          (149,225)               (169,998)               (35,410)
 Surrenders for benefit
  payments and fees                     (876,609)               (211,508)              (158,538)
 Other transactions                           (4)                   (413)                   (14)
 Death benefits                               --                      --                     --
 Net loan activity                          (182)                    (61)                   (62)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       54,459                (138,269)               (38,847)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                           1,342,687                  61,251                 64,432
NET ASSETS:
 Beginning of year                     5,623,940               1,696,099                643,365
                                    ------------            ------------            -----------
 End of year                          $6,966,627              $1,757,350               $707,797
                                    ============            ============            ===========

                                                                                   PERKINS
                                       JANUS                  JANUS                MID CAP
                                   OVERSEAS FUND          WORLDWIDE FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $167,437                  $583                $2,120
 Net realized gain (loss) on
  security transactions                 (241,547)               12,084                   898
 Net realized gain on
  distributions                               --                    --                34,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year            746,725                47,734                36,495
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             672,615                60,401                73,611
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,451,936                57,541               253,200
 Net transfers                          (466,282)                1,845                (1,553)
 Surrenders for benefit
  payments and fees                     (814,783)              (49,797)              (36,663)
 Other transactions                           72                    18                    (8)
 Death benefits                               --                    --                    --
 Net loan activity                          (249)                  (15)                  (53)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      170,694                 9,592               214,923
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             843,309                69,993               288,534
NET ASSETS:
 Beginning of year                     6,163,069               314,303               685,150
                                    ------------            ----------            ----------
 End of year                          $7,006,378              $384,296              $973,684
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PRUDENTIAL
                                       JENNISON              PRUDENTIAL
                                       MID-CAP             JENNISON 20/20
                                  GROWTH FUND, INC.          FOCUS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,203)              $(2,734)
 Net realized gain (loss) on
  security transactions                    13,733                 2,464
 Net realized gain on
  distributions                            49,433                28,495
 Net unrealized appreciation
  (depreciation) of
  investments during the year              98,058                 5,750
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              158,021                33,975
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                218,991                73,908
 Net transfers                            625,237               233,622
 Surrenders for benefit
  payments and fees                       (76,731)              (75,050)
 Other transactions                           (51)                   --
 Death benefits                                --                    --
 Net loan activity                            (72)                  (15)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       767,374               232,465
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              925,395               266,440
NET ASSETS:
 Beginning of year                        815,796               306,539
                                     ------------            ----------
 End of year                           $1,741,191              $572,979
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN              JPMORGAN
                                        CORE                SMALL CAP              SMALL CAP
                                     BOND FUND             EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,235                  $715                $(4,262)
 Net realized gain (loss) on
  security transactions                   11,677                34,850                 61,729
 Net realized gain on
  distributions                            1,651                21,638                 82,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,079               (16,807)               (31,740)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,642                40,396                108,646
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               256,963                73,550                222,835
 Net transfers                            40,468               (29,737)               (65,556)
 Surrenders for benefit
  payments and fees                     (225,565)              (75,484)              (272,832)
 Other transactions                          (40)                   32                     10
 Death benefits                               --                    --                     --
 Net loan activity                           (56)                   (8)                   (77)
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       71,770               (31,647)              (115,620)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                             126,412                 8,749                 (6,974)
NET ASSETS:
 Beginning of year                     1,113,081               230,948                917,137
                                    ------------            ----------            -----------
 End of year                          $1,239,493              $239,697               $910,163
                                    ============            ==========            ===========

                                     JPMORGAN              JPMORGAN
                                    SMALL CAP             U.S. REAL              JPMORGAN
                                    VALUE FUND           ESTATE FUND         U.S. EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,037                $1,920                $1,412
 Net realized gain (loss) on
  security transactions                 45,478                 7,289                  (363)
 Net realized gain on
  distributions                             --                24,011                 4,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,596               (11,299)                5,376
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            80,111                21,921                10,742
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              79,161                70,316                34,570
 Net transfers                         (39,688)              (30,740)              175,307
 Surrenders for benefit
  payments and fees                    (15,855)              (19,629)              (43,725)
 Other transactions                         (2)                  (17)                   --
 Death benefits                             --                    --                    --
 Net loan activity                         (28)                  (17)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     23,588                19,913               166,152
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           103,699                41,834               176,894
NET ASSETS:
 Beginning of year                     382,720               152,693                33,715
                                    ----------            ----------            ----------
 End of year                          $486,419              $194,527              $210,609
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2010 FUND             2015 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,159                $9,815
 Net realized gain (loss) on
  security transactions                  14,169                14,153
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,001                24,503
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,329                48,471
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,155               206,491
 Net transfers                          105,168                87,741
 Surrenders for benefit
  payments and fees                     (41,287)              (22,253)
 Other transactions                          --                   (24)
 Death benefits                              --                    --
 Net loan activity                          (54)                   --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     105,982               271,955
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            133,311               320,426
NET ASSETS:
 Beginning of year                      219,428               299,084
                                     ----------            ----------
 End of year                           $352,739              $619,510
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN               JPMORGAN                JPMORGAN
                                 SMARTRETIREMENT        SMARTRETIREMENT         SMARTRETIREMENT
                                    2020 FUND              2025 FUND               2030 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,574                 $14,182                 $17,924
 Net realized gain (loss) on
  security transactions                  4,737                  15,896                  18,796
 Net realized gain on
  distributions                             --                     975                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           34,517                  58,781                  95,717
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,828                  89,834                 132,437
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             419,048                 724,820                 434,457
 Net transfers                           2,301                 166,547                 (57,440)
 Surrenders for benefit
  payments and fees                    (22,890)                (30,503)               (171,818)
 Other transactions                          2                       2                     (10)
 Death benefits                             --                      --                      --
 Net loan activity                         (50)                     --                    (373)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    398,411                 860,866                 204,816
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           448,239                 950,700                 337,253
NET ASSETS:
 Beginning of year                     201,343                 260,662                 746,195
                                    ----------            ------------            ------------
 End of year                          $649,582              $1,211,362              $1,083,448
                                    ==========            ============            ============

                                     JPMORGAN              JPMORGAN              JPMORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                    2035 FUND             2040 FUND             2045 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,194                $9,965                $3,481
 Net realized gain (loss) on
  security transactions                  5,560                10,445                 2,464
 Net realized gain on
  distributions                            704                    --                   406
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,954                57,560                15,770
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,412                77,970                22,121
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             240,967               255,873               102,447
 Net transfers                          75,694               (14,849)              148,138
 Surrenders for benefit
  payments and fees                    (10,615)              (48,337)              (41,100)
 Other transactions                          1                    --                    (5)
 Death benefits                             --                    --                    --
 Net loan activity                          --                  (481)                 (128)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    306,047               192,206               209,352
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           341,459               270,176               231,473
NET ASSETS:
 Beginning of year                      90,677               370,646                42,101
                                    ----------            ----------            ----------
 End of year                          $432,136              $640,822              $273,574
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN
                                   SMARTRETIREMENT       SMARTRETIREMENT
                                      2050 FUND            INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,642                $1,235
 Net realized gain (loss) on
  security transactions                    9,194                 3,717
 Net realized gain on
  distributions                            1,079                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             78,980                 7,401
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             102,895                12,353
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               384,470                 1,753
 Net transfers                           (18,475)              (15,794)
 Surrenders for benefit
  payments and fees                     (154,512)              (75,010)
 Other transactions                           --                  (226)
 Death benefits                               --                    --
 Net loan activity                          (620)                   --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      210,863               (89,277)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                             313,758               (76,924)
NET ASSETS:
 Beginning of year                       504,519               193,759
                                     -----------            ----------
 End of year                            $818,277              $116,835
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JP MORGAN              JP MORGAN                 KEELEY
                                 SMART RETIREMENT          PRIME MONEY              SMALL CAP
                                     2055 FUND             MARKET FUND              VALUE FUND
                                 SUB-ACCOUNT (24)          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3                   $(14,974)                $(2,065)
 Net realized gain (loss) on
  security transactions                   --                         --                  20,866
 Net realized gain on
  distributions                           --                         --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2                         --                 287,654
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               5                    (14,974)                306,455
                                       -----               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               277                    743,585                 147,342
 Net transfers                            --                   (228,590)                 89,535
 Surrenders for benefit
  payments and fees                       (1)                  (318,863)               (191,547)
 Other transactions                       --                          5                     711
 Death benefits                           --                         --                      --
 Net loan activity                        --                       (169)                    (93)
 Net annuity transactions                 --                         --                      --
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      276                    195,968                  45,948
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets                             281                    180,994                 352,403
NET ASSETS:
 Beginning of year                        --                  1,574,676               1,321,914
                                       -----               ------------            ------------
 End of year                            $281                 $1,755,670              $1,674,317
                                       =====               ============            ============


                                  LOOMIS SAYLES         LKCM AQUINAS         LKCM AQUINAS
                                    BOND FUND            GROWTH FUND          VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $26,504                $(556)               $(340)
 Net realized gain (loss) on
  security transactions                  1,522                  109                   90
 Net realized gain on
  distributions                             --                  352                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,793                2,812                6,194
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            69,819                2,717                5,944
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             167,518               46,223               20,203
 Net transfers                           1,250                  753                  545
 Surrenders for benefit
  payments and fees                    (64,577)                 (41)                 (43)
 Other transactions                          1                   --                   --
 Death benefits                             --                   --                   --
 Net loan activity                         (23)                  --                   --
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,169               46,935               20,705
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                           173,988               49,652               26,649
NET ASSETS:
 Beginning of year                     468,435               14,638               49,048
                                    ----------            ---------            ---------
 End of year                          $642,423              $64,290              $75,697
                                    ==========            =========            =========

(24) Funded as of October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                     LORD ABBETT            FUNDAMENTAL
                                   AFFILIATED FUND          EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,307                  $3,555
 Net realized gain (loss) on
  security transactions                   27,278                  46,430
 Net realized gain on
  distributions                               --                  37,024
 Net unrealized appreciation
  (depreciation) of
  investments during the year             61,694                 166,950
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              93,279                 253,959
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               132,856                 801,122
 Net transfers                           (88,835)                320,257
 Surrenders for benefit
  payments and fees                     (103,682)               (205,591)
 Other transactions                           --                     (17)
 Death benefits                               --                      --
 Net loan activity                           (99)                   (116)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (59,760)                915,655
                                     -----------            ------------
 Net increase (decrease) in
  net assets                              33,519               1,169,614
NET ASSETS:
 Beginning of year                       642,500               2,256,640
                                     -----------            ------------
 End of year                            $676,019              $3,426,254
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT             LORD ABBETT            LORD ABBETT
                                        BOND                   GROWTH                CLASSIC
                                   DEBENTURE FUND        OPPORTUNITIES FUND         STOCK FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $95,717                $(2,088)                   $85
 Net realized gain (loss) on
  security transactions                   56,099                  7,580                  2,112
 Net realized gain on
  distributions                               --                     48                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             63,206                 21,735                 12,623
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             215,022                 27,275                 14,820
                                    ------------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               428,033                 40,695                 28,043
 Net transfers                           (55,352)               (15,545)               (12,658)
 Surrenders for benefit
  payments and fees                     (269,606)               (23,903)               (11,567)
 Other transactions                          576                     --                     (4)
 Death benefits                               --                     --                     --
 Net loan activity                           (61)                   (10)                    (8)
 Net annuity transactions                     --                     --                     --
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      103,590                  1,237                  3,806
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets                             318,612                 28,512                 18,626
NET ASSETS:
 Beginning of year                     1,716,829                214,230                106,489
                                    ------------             ----------             ----------
 End of year                          $2,035,441               $242,742               $125,115
                                    ============             ==========             ==========

                                   LORD ABBETT
                                    CALIBRATED           LORD ABBETT            LORD ABBETT
                                     DIVIDEND               TOTAL                SMALL CAP
                                   GROWTH FUND           RETURN FUND             BLEND FUND
                                 SUB-ACCOUNT (25)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,379               $11,451                $(19,299)
 Net realized gain (loss) on
  security transactions                  3,659                   466                  64,792
 Net realized gain on
  distributions                             --                11,927                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,158                 7,620                 180,105
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,196                31,464                 225,598
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              32,223               115,493                 430,399
 Net transfers                          (5,631)               11,707                (150,854)
 Surrenders for benefit
  payments and fees                    (17,714)              (18,958)               (362,231)
 Other transactions                         (1)                   74                    (117)
 Death benefits                             --                    --                      --
 Net loan activity                        (100)                  (12)                   (170)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,777               108,304                 (82,973)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            31,973               139,768                 142,625
NET ASSETS:
 Beginning of year                     194,984               433,427               2,122,626
                                    ----------            ----------            ------------
 End of year                          $226,957              $573,195              $2,265,251
                                    ==========            ==========            ============

(25) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT            LORD ABBETT
                                      DEVELOPING           INTERNATIONAL
                                  GROWTH FUND, INC.       CORE EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,116)               $4,173
 Net realized gain (loss) on
  security transactions                    28,525                   180
 Net realized gain on
  distributions                            99,615                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (25,941)               25,100
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               97,083                29,453
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                371,578                37,429
 Net transfers                            (15,411)               (4,094)
 Surrenders for benefit
  payments and fees                       (93,135)               (2,114)
 Other transactions                           (11)                   (1)
 Death benefits                                --                    --
 Net loan activity                            (55)                   (3)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       262,966                31,217
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              360,049                60,670
NET ASSETS:
 Beginning of year                        957,978               197,202
                                     ------------            ----------
 End of year                           $1,318,027              $257,872
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LEGG MASON
                                    LORD ABBETT              CAPITAL
                                       VALUE                MANAGEMENT           BMO MID-CAP
                                 OPPORTUNITIES FUND     VALUE TRUST, INC.         VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (43)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,993)                  $104                  $454
 Net realized gain (loss) on
  security transactions                   2,757                 (1,325)                5,433
 Net realized gain on
  distributions                              --                     --                12,865
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,786                 35,678                29,762
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,550                 34,457                48,514
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               72,375                 29,377                50,524
 Net transfers                           50,855                (15,057)              (22,004)
 Surrenders for benefit
  payments and fees                     (12,024)               (97,519)              (45,438)
 Other transactions                           1                     (3)                   --
 Death benefits                              --                     --                    --
 Net loan activity                           (6)                   (14)                   (7)
 Net annuity transactions                    --                     --                    --
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     111,201                (83,216)              (16,925)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            133,751                (48,759)               31,589
NET ASSETS:
 Beginning of year                      221,732                245,175               264,239
                                     ----------             ----------            ----------
 End of year                           $355,483               $196,416              $295,828
                                     ==========             ==========            ==========


                                   MFS EMERGING          MASSACHUSETTS
                                     MARKETS            INVESTORS GROWTH            MFS HIGH
                                   EQUITY FUND             STOCK FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $12,461                  $9,283                 $69,360
 Net realized gain (loss) on
  security transactions                  4,103                 140,189                    (166)
 Net realized gain on
  distributions                          2,418                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,800                 241,891                  76,542
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,782                 391,363                 145,736
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             134,287                 707,091                 162,846
 Net transfers                         116,736                 (70,284)                210,994
 Surrenders for benefit
  payments and fees                    (51,370)               (415,719)               (121,162)
 Other transactions                         87                      40                     398
 Death benefits                             --                      --                      --
 Net loan activity                         (76)                    (13)                    (39)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    199,664                 221,115                 253,037
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           249,446                 612,478                 398,773
NET ASSETS:
 Beginning of year                     129,416               2,385,857                 991,533
                                    ----------            ------------            ------------
 End of year                          $378,862              $2,998,335              $1,390,306
                                    ==========            ============            ============

(43) Formerly Marshall Mid-Cap Value Fund. Change effective February 9, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 MFS INTERNATIONAL
                                        NEW               MFS MID CAP
                                   DISCOVERY FUND         GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,644               $(4,181)
 Net realized gain (loss) on
  security transactions                  (9,485)               19,571
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,626                53,944
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             63,785                69,334
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               39,924                48,093
 Net transfers                             (955)              (18,655)
 Surrenders for benefit
  payments and fees                     (61,476)              (82,091)
 Other transactions                         251                     1
 Death benefits                              --                    --
 Net loan activity                          (11)                  (20)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,267)              (52,672)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             41,518                16,662
NET ASSETS:
 Beginning of year                      284,974               456,549
                                     ----------            ----------
 End of year                           $326,492              $473,211
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS NEW              MFS RESEARCH             MFS TOTAL
                                  DISCOVERY FUND       INTERNATIONAL FUND         RETURN FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(237)                $15,777                 $27,019
 Net realized gain (loss) on
  security transactions                (10,618)                 13,510                  29,285
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           68,200                 152,866                  71,520
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,345                 182,153                 127,824
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              65,746                 772,508                 489,523
 Net transfers                         (11,863)                 (8,772)                 (4,633)
 Surrenders for benefit
  payments and fees                    (14,369)               (145,938)               (111,249)
 Other transactions                        (16)                     38                       4
 Death benefits                             --                      --                      --
 Net loan activity                         (13)                   (105)                    (20)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,485                 617,731                 373,625
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            96,830                 799,884                 501,449
NET ASSETS:
 Beginning of year                     260,944                 769,227               1,042,877
                                    ----------            ------------            ------------
 End of year                          $357,774              $1,569,111              $1,544,326
                                    ==========            ============            ============

                                        MFS                     MFS                MFS RESEARCH
                                   UTILITIES FUND            VALUE FUND             BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $133,799                 $78,369                $2,670
 Net realized gain (loss) on
  security transactions                  142,257                 162,408                 2,208
 Net realized gain on
  distributions                            2,373                  47,281                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            383,683                 504,813                 1,876
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             662,112                 792,871                 6,754
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               833,998               1,572,639                38,449
 Net transfers                           (49,512)                  3,226                26,594
 Surrenders for benefit
  payments and fees                     (647,332)               (420,603)               (5,037)
 Other transactions                           20                      (4)                   16
 Death benefits                               --                      --                    --
 Net loan activity                          (230)                   (209)                   --
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      136,944               1,155,049                60,022
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             799,056               1,947,920                66,776
NET ASSETS:
 Beginning of year                     5,083,255               4,674,875                92,011
                                    ------------            ------------            ----------
 End of year                          $5,882,311              $6,622,795              $158,787
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MFS MASSACHUSETTS       MFS INTERNATIONAL
                                    INVESTORS TRUST           GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $6,961                    $51
 Net realized gain (loss) on
  security transactions                    60,681                     72
 Net realized gain on
  distributions                            19,577                    128
 Net unrealized appreciation
  (depreciation) of
  investments during the year              21,764                  3,903
                                      -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              108,983                  4,154
                                      -----------              ---------
UNIT TRANSACTIONS:
 Purchases                                416,483                 24,211
 Net transfers                            (15,220)                (1,229)
 Surrenders for benefit
  payments and fees                      (102,910)                (1,666)
 Other transactions                            24                      9
 Death benefits                                --                     --
 Net loan activity                            (67)                   (10)
 Net annuity transactions                      --                     --
                                      -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       298,310                 21,315
                                      -----------              ---------
 Net increase (decrease) in
  net assets                              407,293                 25,469
NET ASSETS:
 Beginning of year                        453,630                 15,661
                                      -----------              ---------
 End of year                             $860,923                $41,130
                                      ===========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS CORE             MFS GOVERNMENT        MFS INTERNATIONAL
                                    EQUITY FUND          SECURITIES FUND            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(59)                $79,521                 $33,484
 Net realized gain (loss) on
  security transactions                  (4,942)                 55,428                   5,923
 Net realized gain on
  distributions                              --                  18,508                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           132,430                 (93,649)                235,594
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            127,429                  59,808                 275,001
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               55,054               1,338,680                 472,392
 Net transfers                          (74,616)                152,022                  55,570
 Surrenders for benefit
  payments and fees                     (98,547)               (516,113)               (243,096)
 Other transactions                           2                     224                     103
 Death benefits                              --                      --                      --
 Net loan activity                           (2)                   (442)                   (105)
 Net annuity transactions                    --                      --                      --
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,109)                974,371                 284,864
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                              9,320               1,034,179                 559,865
NET ASSETS:
 Beginning of year                      813,382               3,530,425               1,619,606
                                    -----------            ------------            ------------
 End of year                           $822,702              $4,564,604              $2,179,471
                                    ===========            ============            ============

                                       MFS               MFS CORE              MFS HIGH
                                 TECHNOLOGY FUND       EQUITY SERIES        INCOME SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(863)                  $9                $7,260
 Net realized gain (loss) on
  security transactions                 6,593                    5                 1,151
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,206                1,492                 5,449
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,936                1,506                13,860
                                    ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             21,456                   --                 5,699
 Net transfers                             --                   --                    --
 Surrenders for benefit
  payments and fees                   (24,485)                  --               (14,327)
 Other transactions                         1                   (1)                   --
 Death benefits                            --                   --                    --
 Net loan activity                         --                   --                    --
 Net annuity transactions                  --                   --                    --
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,028)                  (1)               (8,628)
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets                            7,908                1,505                 5,232
NET ASSETS:
 Beginning of year                     81,885                9,765               106,443
                                    ---------            ---------            ----------
 End of year                          $89,793              $11,270              $111,675
                                    =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                      GROWTH            MFS UTILITIES
                                   STOCK SERIES             SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(24)              $10,953
 Net realized gain (loss) on
  security transactions                     14                   395
 Net realized gain on
  distributions                            481                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              991                 9,927
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,462                21,275
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 6,313
 Net transfers                              --               (15,186)
 Surrenders for benefit
  payments and fees                         --                    --
 Other transactions                         (1)                   --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (1)               (8,873)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             1,461                12,402
NET ASSETS:
 Beginning of year                       9,046               163,018
                                     ---------            ----------
 End of year                           $10,507              $175,420
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK              BLACKROCK
                                    MFS GROWTH               GLOBAL                LARGE CAP
                                       FUND              ALLOCATION FUND           CORE FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(787)                 $62,738                $4,804
 Net realized gain (loss) on
  security transactions                    650                  116,589                  (598)
 Net realized gain on
  distributions                             --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,040                  634,400                43,154
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,903                  813,727                47,360
                                    ----------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              65,328                4,948,103                50,317
 Net transfers                          46,301               (1,714,236)              (28,723)
 Surrenders for benefit
  payments and fees                     (7,436)                (858,982)              (25,196)
 Other transactions                          5                      (69)                   --
 Death benefits                             --                       --                    --
 Net loan activity                         (21)                    (911)                   --
 Net annuity transactions                   --                       --                    --
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,177                2,373,905                (3,602)
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets                           110,080                3,187,632                43,758
NET ASSETS:
 Beginning of year                      11,149                8,408,552               348,720
                                    ----------            -------------            ----------
 End of year                          $121,229              $11,596,184              $392,478
                                    ==========            =============            ==========

                                     BLACKROCK             BLACKROCK              BLACKROCK
                                       VALUE               SMALL CAP            MID CAP VALUE
                                OPPORTUNITIES FUND        GROWTH FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(389)               $(4,059)                $(4,548)
 Net realized gain (loss) on
  security transactions                    319                 28,057                  76,594
 Net realized gain on
  distributions                             --                 70,810                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,848                (47,273)                 47,591
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,778                 47,535                 119,637
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,014                106,330                 314,158
 Net transfers                              --                (15,334)                (74,008)
 Surrenders for benefit
  payments and fees                    (13,490)               (99,467)                (83,212)
 Other transactions                         --                      5                    (171)
 Death benefits                             --                     --                      --
 Net loan activity                          --                    (23)                   (103)
 Net annuity transactions                   --                     --                      --
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,476)                (8,489)                156,664
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            (2,698)                39,046                 276,301
NET ASSETS:
 Beginning of year                      32,627                523,139                 899,965
                                     ---------             ----------            ------------
 End of year                           $29,929               $562,185              $1,176,266
                                     =========             ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK
                                    INTERNATIONAL             MID CAP
                                    OPPORTUNITIES          GROWTH EQUITY
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,030               $(2,121)
 Net realized gain (loss) on
  security transactions                    14,798                 9,345
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             155,424                12,392
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              186,252                19,616
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                321,715                28,766
 Net transfers                            (66,413)              (14,290)
 Surrenders for benefit
  payments and fees                       (99,936)              (44,509)
 Other transactions                           (16)                    1
 Death benefits                                --                    --
 Net loan activity                            (71)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       155,279               (30,032)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              341,531               (10,416)
NET ASSETS:
 Beginning of year                        896,792               198,690
                                     ------------            ----------
 End of year                           $1,238,323              $188,274
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MUNDER             NEUBERGER BERMAN        NUVEEN TRADEWINDS
                                    MIDCAP CORE               SOCIALLY              INTERNATIONAL
                                    GROWTH FUND           RESPONSIVE FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,127)                $1,665                    $961
 Net realized gain (loss) on
  security transactions                   58,874                 16,476                    (207)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            260,741                 39,630                     744
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             313,488                 57,771                   1,498
                                    ------------             ----------               ---------
UNIT TRANSACTIONS:
 Purchases                               469,223                243,417                  18,627
 Net transfers                           (61,933)               (67,437)                   (271)
 Surrenders for benefit
  payments and fees                     (199,926)               (97,160)                 (2,191)
 Other transactions                          375                     35                      12
 Death benefits                               --                     --                      --
 Net loan activity                          (190)                   (23)                     (2)
 Net annuity transactions                     --                     --                      --
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      207,549                 78,832                  16,175
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets                             521,037                136,603                  17,673
NET ASSETS:
 Beginning of year                     1,955,748                545,640                  14,785
                                    ------------             ----------               ---------
 End of year                          $2,476,785               $682,243                 $32,458
                                    ============             ==========               =========

                                      OAKMARK          THE OAKMARK             OPPENHEIMER
                                   INTERNATIONAL       EQUITY AND                CAPITAL
                                  SMALL CAP FUND       INCOME FUND          APPRECIATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,091             $98,089                   $(918)
 Net realized gain (loss) on
  security transactions                (110,756)             21,479                  28,306
 Net realized gain on
  distributions                              --             257,640                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224,716             410,283                 174,739
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            120,051             787,491                 202,127
                                    -----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                3,847           2,481,833                 144,241
 Net transfers                          (17,559)              4,259                 (11,574)
 Surrenders for benefit
  payments and fees                    (339,882)           (624,873)               (128,553)
 Other transactions                           5                 147                       1
 Death benefits                              --                  --                      --
 Net loan activity                           --                (174)                    (35)
 Net annuity transactions                    --                  --                      --
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (353,589)          1,861,192                   4,080
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets                           (233,538)          2,648,683                 206,207
NET ASSETS:
 Beginning of year                      785,838           7,977,628               1,536,168
                                    -----------       -------------            ------------
 End of year                           $552,300         $10,626,311              $1,742,375
                                    ===========       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                     OPPENHEIMER           INTERNATIONAL
                                     GLOBAL FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,457                $1,863
 Net realized gain (loss) on
  security transactions                   111,719                  (259)
 Net realized gain on
  distributions                             8,182                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             740,914                75,106
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              883,272                76,710
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                983,568               117,145
 Net transfers                           (635,978)                9,628
 Surrenders for benefit
  payments and fees                      (397,270)              (24,681)
 Other transactions                            17                   (11)
 Death benefits                                --                    --
 Net loan activity                           (191)                 (115)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,854)              101,966
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              833,418               178,676
NET ASSETS:
 Beginning of year                      4,209,365               335,372
                                     ------------            ----------
 End of year                           $5,042,783              $514,048
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         OPPENHEIMER             OPPENHEIMER
                                   OPPENHEIMER         GLOBAL STRATEGIC      MAIN STREET SMALL- &
                                 MAIN STREET FUND        INCOME FUND            MID - CAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $173               $17,782                   $2,596
 Net realized gain (loss) on
  security transactions                    947                 1,862                   32,858
 Net realized gain on
  distributions                             --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,427                23,387                  245,336
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,547                43,031                  280,790
                                    ----------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                              25,194               196,326                  289,718
 Net transfers                           1,560                (4,726)                 (14,581)
 Surrenders for benefit
  payments and fees                     (7,311)              (16,891)                 (87,361)
 Other transactions                         --                    95                       (1)
 Death benefits                             --                    --                       --
 Net loan activity                         (13)                  (29)                     (66)
 Net annuity transactions                   --                    --                       --
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,430               174,775                  187,709
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets                            38,977               217,806                  468,499
NET ASSETS:
 Beginning of year                     125,088               265,674                1,703,245
                                    ----------            ----------             ------------
 End of year                          $164,065              $483,480               $2,171,744
                                    ==========            ==========             ============

                                     OPPENHEIMER                                 OPPENHEIMER
                                     DEVELOPING             OPPENHEIMER            CAPITAL
                                    MARKETS FUND            EQUITY FUND          INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,527                  $625               $11
 Net realized gain (loss) on
  security transactions                    22,192                   162                 1
 Net realized gain on
  distributions                                --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             715,122                12,367                21
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets resulting from
  operations                              738,841                13,154                33
                                    -------------            ----------             -----
UNIT TRANSACTIONS:
 Purchases                              1,051,919                16,335                87
 Net transfers                            (44,323)                   --                --
 Surrenders for benefit
  payments and fees                      (376,078)               (5,132)               (2)
 Other transactions                           382                    (1)               (1)
 Death benefits                                --                    --                --
 Net loan activity                           (179)                   --                --
 Net annuity transactions                      --                    --                --
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       631,721                11,202                84
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets                            1,370,562                24,356               117
NET ASSETS:
 Beginning of year                      3,336,819                98,610               301
                                    -------------            ----------             -----
 End of year                           $4,707,381              $122,966              $418
                                    =============            ==========             =====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     OPPENHEIMER             OPPENHEIMER
                                    INTERNATIONAL         SMALL- & MID-CAP
                                      BOND FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $207,438                $(4,375)
 Net realized gain (loss) on
  security transactions                    42,087                    467
 Net realized gain on
  distributions                            39,965                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             323,962                 70,859
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              613,452                 66,951
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              1,451,152                149,110
 Net transfers                           (173,040)              (117,997)
 Surrenders for benefit
  payments and fees                      (984,105)              (124,301)
 Other transactions                           750                     16
 Death benefits                                --                     --
 Net loan activity                           (286)                   (45)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       294,471                (93,217)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              907,923                (26,266)
NET ASSETS:
 Beginning of year                      5,751,492                802,212
                                     ------------            -----------
 End of year                           $6,659,415               $775,946
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER            OPPENHEIMER
                                    MAIN STREET           GOLD & SPECIAL              REAL
                                 OPPORTUNITY FUND         MINERALS FUND           ESTATE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(768)               $(18,035)               $7,009
 Net realized gain (loss) on
  security transactions                  59,120                 (51,592)               27,277
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,807                (141,607)               27,502
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            101,159                (211,234)               61,788
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              170,903                 596,922               203,893
 Net transfers                          (23,253)                (95,004)              208,476
 Surrenders for benefit
  payments and fees                    (127,347)               (240,355)              (43,553)
 Other transactions                          (1)                    (30)                   (5)
 Death benefits                              --                      --                    --
 Net loan activity                          (66)                   (189)                  (50)
 Net annuity transactions                    --                      --                    --
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      20,236                 261,344               368,761
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                            121,395                  50,110               430,549
NET ASSETS:
 Beginning of year                      694,817               1,968,607               340,044
                                    -----------            ------------            ----------
 End of year                           $816,212              $2,018,717              $770,593
                                    ===========            ============            ==========

                                    OPPENHEIMER             PUTNAM              PUTNAM VT
                                   INTERNATIONAL            GLOBAL                 HIGH
                                 DIVERSIFIED FUND         EQUITY FUND           YIELD FUND
                                 SUB-ACCOUNT (26)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $229                  $241               $48,008
 Net realized gain (loss) on
  security transactions                     --                    (3)               16,820
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (122)                4,518                38,663
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               107                 4,756               103,491
                                     ---------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              13,268                 9,281                 5,105
 Net transfers                              --                 7,322               114,173
 Surrenders for benefit
  payments and fees                         (1)                   --               (62,361)
 Other transactions                          1                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                          --                    --                    --
 Net annuity transactions                   --                    --                    --
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,268                16,603                56,917
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets                            13,375                21,359               160,408
NET ASSETS:
 Beginning of year                          --                16,329               677,170
                                     ---------             ---------            ----------
 End of year                           $13,375               $37,688              $837,578
                                     =========             =========            ==========

(26) Funded as of November 7, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL           MULTI-CAP
                                    GROWTH FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $705               $(1,408)
 Net realized gain (loss) on
  security transactions                  (1,749)                5,414
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,505                39,829
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,461                43,835
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                6,204                   800
 Net transfers                           (4,884)              (23,860)
 Surrenders for benefit
  payments and fees                          --                (3,728)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                  (511)                 (468)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         809               (27,256)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             18,270                16,579
NET ASSETS:
 Beginning of year                       86,459               278,130
                                     ----------            ----------
 End of year                           $104,729              $294,709
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                PIONEER                PIONEER
                                    SMALL CAP             FUNDAMENTAL              EMERGING
                                    VALUE FUND            VALUE FUND             MARKETS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (27)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(892)               $2,002                  $(5,169)
 Net realized gain (loss) on
  security transactions                  9,932                    11                  (46,729)
 Net realized gain on
  distributions                             --                    --                    6,252
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,479                 3,939                  189,413
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            51,519                 5,952                  143,767
                                    ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                              11,456                17,994                  375,774
 Net transfers                          12,890                  (561)                (343,277)
 Surrenders for benefit
  payments and fees                    (17,169)                 (874)                (120,750)
 Other transactions                         --                    --                       59
 Death benefits                             --                    --                       --
 Net loan activity                          --                    (6)                     (87)
 Net annuity transactions              (12,812)                   --                       --
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,635)               16,553                  (88,281)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets                            45,884                22,505                   55,486
NET ASSETS:
 Beginning of year                     304,183                54,704                1,455,907
                                    ----------             ---------             ------------
 End of year                          $350,067               $77,209               $1,511,393
                                    ==========             =========             ============

                                   PIONEER OAK           ALLIANZ NFJ           ALLIANZ NFJ
                                 RIDGE SMALL CAP        INTERNATIONAL           SMALL CAP
                                   GROWTH FUND           VALUE FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,330)                 $76                  $7,477
 Net realized gain (loss) on
  security transactions                  7,813                   16                  83,087
 Net realized gain on
  distributions                         10,245                   --                  81,156
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,978                1,515                 (59,532)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,706                1,607                 112,188
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             238,564                3,474                 217,975
 Net transfers                          39,920                 (207)                (72,453)
 Surrenders for benefit
  payments and fees                     (7,941)                (134)               (117,674)
 Other transactions                          5                   --                      (1)
 Death benefits                             --                   --                      --
 Net loan activity                         (10)                  --                     (43)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    270,538                3,133                  27,804
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                           293,244                4,740                 139,992
NET ASSETS:
 Beginning of year                      77,111                6,438               1,184,482
                                    ----------            ---------            ------------
 End of year                          $370,355              $11,178              $1,324,474
                                    ==========            =========            ============

(27) Formerly Pioneer CullenValue Fund. Change effective June 30, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     ALLIANZ NFJ
                                       DIVIDEND           MANAGERS CADENCE
                                      VALUE FUND            MID-CAP FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $53,692                 $(477)
 Net realized gain (loss) on
  security transactions                    87,871                 1,758
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             203,281                 2,570
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              344,844                 3,851
                                     ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,619,532                 5,621
 Net transfers                            125,665                (3,879)
 Surrenders for benefit
  payments and fees                      (342,144)               (6,797)
 Other transactions                            37                    --
 Death benefits                                --                    --
 Net loan activity                           (252)                   --
 Net annuity transactions                      --                    --
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,402,838                (5,055)
                                     ------------             ---------
 Net increase (decrease) in
  net assets                            1,747,682                (1,204)
NET ASSETS:
 Beginning of year                      1,971,678                53,540
                                     ------------             ---------
 End of year                           $3,719,360               $52,336
                                     ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PIMCO
                                   PIMCO                  EMERGING             PIMCO
                                   TOTAL                  MARKETS              REAL
                                RETURN FUND              BOND FUND          RETURN FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,055,903                 $44,671            $348,557
 Net realized gain (loss) on
  security transactions              299,051                  42,108             224,297
 Net realized gain on
  distributions                      808,523                     970             413,674
 Net unrealized appreciation
  (depreciation) of
  investments during the year        597,002                  83,454             364,295
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,760,479                 171,203           1,350,823
                               -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                         9,299,176                 220,839           5,076,388
 Net transfers                     1,537,383                (178,875)            779,209
 Surrenders for benefit
  payments and fees               (4,487,065)                (67,896)         (2,046,392)
 Other transactions                    5,129                     275               1,522
 Death benefits                           --                      --                  --
 Net loan activity                    (2,341)                    (66)               (775)
 Net annuity transactions                 --                      --                  --
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,352,282                 (25,723)          3,809,952
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets                       9,112,761                 145,480           5,160,775
NET ASSETS:
 Beginning of year                26,491,298               1,219,186          14,246,815
                               -------------            ------------       -------------
 End of year                     $35,604,059              $1,364,666         $19,407,590
                               =============            ============       =============


                                                             PIONEER                 PIONEER
                                      PIONEER                  HIGH                 STRATEGIC
                                       FUND                 YIELD FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,918                 $94,377                $133,077
 Net realized gain (loss) on
  security transactions                  10,101                  71,709                  59,803
 Net realized gain on
  distributions                         154,715                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (117,301)                104,890                 120,631
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,433                 270,976                 313,511
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              280,596                 393,649                 968,542
 Net transfers                          (29,739)               (173,769)                204,851
 Surrenders for benefit
  payments and fees                     (73,215)               (343,248)               (566,546)
 Other transactions                         (24)                    571                     652
 Death benefits                              --                      --                      --
 Net loan activity                          (47)                   (131)                   (179)
 Net annuity transactions                    --                      --                      --
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     177,571                (122,928)                607,320
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                            227,004                 148,048                 920,831
NET ASSETS:
 Beginning of year                      492,157               1,994,004               2,544,366
                                    -----------            ------------            ------------
 End of year                           $719,161              $2,142,052              $3,465,197
                                    ===========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PIONEER                 PIONEER
                                       MID CAP                  GROWTH
                                      VALUE FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,009)               $(1,918)
 Net realized gain (loss) on
  security transactions                    50,997                 23,932
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              51,219                 (3,578)
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              101,207                 18,436
                                     ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                298,651                 30,967
 Net transfers                           (173,926)               (10,147)
 Surrenders for benefit
  payments and fees                      (147,316)               (74,084)
 Other transactions                             3                     (4)
 Death benefits                                --                     --
 Net loan activity                           (148)                    (6)
 Net annuity transactions                      --                     --
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (22,736)               (53,274)
                                     ------------             ----------
 Net increase (decrease) in
  net assets                               78,471                (34,838)
NET ASSETS:
 Beginning of year                      1,078,074                274,884
                                     ------------             ----------
 End of year                           $1,156,545               $240,046
                                     ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIMCO                 PUTNAM                 PUTNAM
                                      TOTAL                 EQUITY               HIGH YIELD
                                 RETURN III FUND         INCOME FUND           ADVANTAGE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,949                $4,072                 $41,246
 Net realized gain (loss) on
  security transactions                     (2)                2,658                   2,338
 Net realized gain on
  distributions                          4,733                10,227                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,297)               25,959                  45,430
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               383                42,916                  89,014
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             205,985                86,264                 302,466
 Net transfers                              --               148,390                 122,594
 Surrenders for benefit
  payments and fees                         (9)              (19,171)                (26,367)
 Other transactions                         --                    --                     (20)
 Death benefits                             --                    --                      --
 Net loan activity                          --                   (26)                    (65)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    205,976               215,457                 398,608
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           206,359               258,373                 487,622
NET ASSETS:
 Beginning of year                          --               101,629                 532,808
                                    ----------            ----------            ------------
 End of year                          $206,359              $360,002              $1,020,430
                                    ==========            ==========            ============

                                      PUTNAM                                  PUTNAM
                                  INTERNATIONAL            PUTNAM            MULTI-CAP
                                   EQUITY FUND         INVESTORS FUND       GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,110                 $6                $(29)
 Net realized gain (loss) on
  security transactions                 (2,812)                44                   9
 Net realized gain on
  distributions                             --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          100,956                 67                 580
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           101,254                117                 560
                                    ----------             ------             -------
UNIT TRANSACTIONS:
 Purchases                               8,784                385               1,122
 Net transfers                         (10,648)                --                  --
 Surrenders for benefit
  payments and fees                    (91,330)              (258)                (10)
 Other transactions                         11                  1                  (2)
 Death benefits                             --                 --                  --
 Net loan activity                          --                 (3)                 --
 Net annuity transactions                   --                 --                  --
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (93,183)               125               1,110
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets                             8,071                242               1,670
NET ASSETS:
 Beginning of year                     503,972                680               3,363
                                    ----------             ------             -------
 End of year                          $512,043               $922              $5,033
                                    ==========             ======             =======

(28) Funded as of November 13, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        PUTNAM
                                    INTERNATIONAL              PUTNAM
                                       CAPITAL               SMALL CAP
                                  OPPORTUNITIES FUND        GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,448                  $(519)
 Net realized gain (loss) on
  security transactions                   (3,066)                11,669
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,591                  3,210
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              82,973                 14,360
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               184,671                 31,839
 Net transfers                           (41,525)                17,217
 Surrenders for benefit
  payments and fees                      (11,423)                (4,899)
 Other transactions                            3                      1
 Death benefits                               --                     --
 Net loan activity                           (24)                    --
 Net annuity transactions                     --                     --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      131,702                 44,158
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             214,675                 58,518
NET ASSETS:
 Beginning of year                       338,037                105,792
                                      ----------             ----------
 End of year                            $552,712               $164,310
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ROYCE                  ROYCE
                                      TOTAL                  VALUE                 ROYCE
                                   RETURN FUND             PLUS FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,577                $(3,410)               $5,471
 Net realized gain (loss) on
  security transactions                    398                 24,748                 8,873
 Net realized gain on
  distributions                         22,960                     --                37,473
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,214                 61,383                (1,340)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,149                 82,721                50,477
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              75,309                 60,385               236,211
 Net transfers                         186,327                 59,851               (57,159)
 Surrenders for benefit
  payments and fees                     (6,931)              (231,641)              (66,215)
 Other transactions                         (2)                   543                    (3)
 Death benefits                             --                     --                    --
 Net loan activity                          (6)                   (30)                  (47)
 Net annuity transactions                   --                     --                    --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    254,697               (110,892)              112,787
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                           281,846                (28,171)              163,264
NET ASSETS:
 Beginning of year                     142,782                592,023               476,985
                                    ----------            -----------            ----------
 End of year                          $424,628               $563,852              $640,249
                                    ==========            ===========            ==========

                                                             COLUMBIA
                                                           DIVERSIFIED             COLUMBIA
                                                              EQUITY            MID CAP VALUE
                                   RS VALUE FUND           INCOME FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,325                $1,459               $(1,743)
 Net realized gain (loss) on
  security transactions                    3,885                10,330                37,253
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            119,552                 3,946                13,672
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             136,762                15,735                49,182
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               257,357                29,653                77,896
 Net transfers                           (11,789)                 (517)              (21,048)
 Surrenders for benefit
  payments and fees                      (69,503)               (9,443)              (77,120)
 Other transactions                            1                    --                    (5)
 Death benefits                               --                    --                    --
 Net loan activity                           (20)                   --                    (6)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      176,046                19,693               (20,283)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             312,808                35,428                28,899
NET ASSETS:
 Beginning of year                       895,424               106,610               288,190
                                    ------------            ----------            ----------
 End of year                          $1,208,232              $142,038              $317,089
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    COLUMBIA             RIDGEWORTH
                                  MULTI-ADVISOR          SMALL CAP
                                    SMALL CAP              VALUE
                                   VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(53)                 $9,705
 Net realized gain (loss) on
  security transactions                   58                 (17,219)
 Net realized gain on
  distributions                           49                  40,346
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,011                 136,943
                                     -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,065                 169,775
                                     -------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,556                 469,970
 Net transfers                            --                (104,018)
 Surrenders for benefit
  payments and fees                     (196)                (74,916)
 Other transactions                       --                       3
 Death benefits                           --                      --
 Net loan activity                        --                     (74)
 Net annuity transactions                 --                      --
                                     -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,360                 290,965
                                     -------            ------------
 Net increase (decrease) in
  net assets                           3,425                 460,740
NET ASSETS:
 Beginning of year                     5,556                 982,162
                                     -------            ------------
 End of year                          $8,981              $1,442,902
                                     =======            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH
                                     MID-CAP               RIDGEWORTH             DWS RREEF
                                      VALUE               TOTAL RETURN           REAL ESTATE
                                   EQUITY FUND             BOND FUND           SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,638                 $13,468                  $96
 Net realized gain (loss) on
  security transactions                (20,982)                  2,462                1,467
 Net realized gain on
  distributions                          2,382                  18,812                  442
 Net unrealized appreciation
  (depreciation) of
  investments during the year          146,171                    (303)                 209
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           131,209                  34,439                2,214
                                    ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             160,533                 110,381                2,834
 Net transfers                         115,073                 405,808                 (489)
 Surrenders for benefit
  payments and fees                    (76,685)                (75,187)                  --
 Other transactions                         (2)                     43                   --
 Death benefits                             --                      --                   --
 Net loan activity                         (66)                    (49)                  --
 Net annuity transactions                   --                      --                   --
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    198,853                 440,996                2,345
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets                           330,062                 475,435                4,559
NET ASSETS:
 Beginning of year                     526,041                 590,114                9,970
                                    ----------            ------------            ---------
 End of year                          $856,103              $1,065,549              $14,529
                                    ==========            ============            =========

                                                              DWS
                                                       ENHANCED EMERGING             SSGA
                                    DWS EQUITY           MARKETS FIXED             S&P 500
                                  DIVIDEND FUND           INCOME FUND             INDEX FUND
                                 SUB-ACCOUNT (29)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,892                $1,091                  $16,080
 Net realized gain (loss) on
  security transactions                 (4,430)                  908                   22,776
 Net realized gain on
  distributions                             --                    --                   13,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,320                 4,807                   88,463
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,782                 6,806                  140,767
                                    ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                              55,742                11,811                  115,181
 Net transfers                         (33,078)              (13,410)                   9,251
 Surrenders for benefit
  payments and fees                    (30,139)               (2,886)                (187,204)
 Other transactions                        (16)                   --                      277
 Death benefits                             --                    --                       --
 Net loan activity                         (31)                   --                      (17)
 Net annuity transactions                   --                    --                       --
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,522)               (4,485)                 (62,512)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets                            38,260                 2,321                   78,255
NET ASSETS:
 Beginning of year                     422,352                36,702                  979,562
                                    ----------             ---------             ------------
 End of year                          $460,612               $39,023               $1,057,817
                                    ==========             =========             ============

(29) Formerly DWS Dreman High Return Equity Fund. Change effective March 1,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        DWS
                                     GROWTH &                 DWS
                                    INCOME VIP              GLOBAL
                                     PORTFOLIO           THEMATIC FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $218                   $163
 Net realized gain (loss) on
  security transactions                    635                (24,215)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,750                 48,714
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,603                 24,662
                                     ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                 881                 18,445
 Net transfers                          (6,257)               (34,897)
 Surrenders for benefit
  payments and fees                         --                (83,787)
 Other transactions                         --                     (2)
 Death benefits                             --                     --
 Net loan activity                          --                    (13)
 Net annuity transactions                   --                     --
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,376)              (100,254)
                                     ---------            -----------
 Net increase (decrease) in
  net assets                               227                (75,592)
NET ASSETS:
 Beginning of year                      38,866                197,288
                                     ---------            -----------
 End of year                           $39,093               $121,696
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               LEGG MASON
                                                           LEGG MASON           PARTNERS
                                    LEGG MASON            CLEARBRIDGE          CLEARBRIDGE
                                    CLEARBRIDGE            AGGRESSIVE          FUNDAMENTAL
                                 APPRECIATION FUND        GROWTH FUND          VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $23                  $(655)               $(3)
 Net realized gain (loss) on
  security transactions                    159                    191                  4
 Net realized gain on
  distributions                             16                  3,029                 88
 Net unrealized appreciation
  (depreciation) of
  investments during the year              358                 12,742                342
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                               556                 15,307                431
                                     ---------             ----------            -------
UNIT TRANSACTIONS:
 Purchases                               6,959                  6,097                755
 Net transfers                           7,756                     --                 --
 Surrenders for benefit
  payments and fees                     (1,532)                (1,357)                (9)
 Other transactions                         --                     14                 --
 Death benefits                             --                     --                 --
 Net loan activity                          (6)                    --                 --
 Net annuity transactions                   --                     --                 --
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,177                  4,754                746
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets                            13,733                 20,061              1,177
NET ASSETS:
 Beginning of year                         576                 84,578              2,922
                                     ---------             ----------            -------
 End of year                           $14,309               $104,639             $4,099
                                     =========             ==========            =======


                                    LEGG MASON            LEGG MASON
                                   CLEARBRIDGE           CLEARBRIDGE             THORNBURG
                                     MID CAP              SMALL CAP            INTERNATIONAL
                                    CORE FUND            GROWTH FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $77               $(2,134)                $12,179
 Net realized gain (loss) on
  security transactions                    648                13,221                  74,647
 Net realized gain on
  distributions                         10,002                 5,626                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,597                21,418                 571,426
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,324                38,131                 658,252
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              38,748                56,178               1,101,022
 Net transfers                          98,406               (19,753)               (230,383)
 Surrenders for benefit
  payments and fees                    (14,464)              (25,453)               (708,161)
 Other transactions                        (25)                    1                     (84)
 Death benefits                             --                    --                      --
 Net loan activity                         (28)                   (2)                   (177)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    122,637                10,971                 162,217
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           141,961                49,102                 820,469
NET ASSETS:
 Beginning of year                     109,382               233,323               4,465,034
                                    ----------            ----------            ------------
 End of year                          $251,343              $282,425              $5,285,503
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            THORNBURG
                                       THORNBURG               CORE
                                      VALUE FUND           GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,299)              $(8,129)
 Net realized gain (loss) on
  security transactions                  (25,885)               29,628
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        109,723               174,236
                                       ---------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                              76,539               195,735
                                       ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               150,108               176,119
 Net transfers                          (101,434)               49,484
 Surrenders for benefit payments
  and fees                               (80,641)             (233,989)
 Other transactions                           --                     9
 Death benefits                               --                    --
 Net loan activity                          (264)                  (95)
 Net annuity transactions                     --                    --
                                       ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (32,231)               (8,472)
                                       ---------            ----------
 Net increase (decrease) in net
  assets                                  44,308               187,263
NET ASSETS:
 Beginning of year                       821,740               958,397
                                       ---------            ----------
 End of year                            $866,048            $1,145,660
                                       =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TIMOTHY PLAN                             T. ROWE PRICE
                                    LARGE/MID CAP         UBS DYNAMIC             GROWTH
                                      VALUE FUND          ALPHA FUND            STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(307)               $18                $(26,107)
 Net realized gain (loss) on
  security transactions                    1,726                  2                 103,133
 Net realized gain on
  distributions                               --                 --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          4,599                397                 253,835
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                               6,018                417                 330,861
                                      ----------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                66,581                 --               1,409,572
 Net transfers                            14,718                 --                 223,032
 Surrenders for benefit
  payments and fees                      (14,319)                (1)               (365,994)
 Other transactions                            4                 --                     (30)
 Death benefits                               --                 --                      --
 Net loan activity                            (5)                --                    (234)
 Net annuity transactions                     --                 --                      --
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            66,979                 (1)              1,266,346
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets                                  72,997                416               1,597,207
NET ASSETS:
 Beginning of year                        33,287              3,316               1,768,791
                                      ----------            -------            ------------
 End of year                            $106,284             $3,732              $3,365,998
                                      ==========            =======            ============

                                    T. ROWE PRICE          T. ROWE PRICE           T. ROWE PRICE
                                    EQUITY-INCOME            RETIREMENT              RETIREMENT
                                         FUND                2010 FUND               2020 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,381                 $17,832                 $53,732
 Net realized gain (loss) on
  security transactions                   23,887                  98,438                 260,018
 Net realized gain on
  distributions                               --                   4,388                  30,794
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        108,086                  36,392                 506,866
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                             140,354                 157,050                 851,410
                                      ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               231,148                 317,611               1,701,159
 Net transfers                            60,807                 150,938                 166,381
 Surrenders for benefit
  payments and fees                      (58,045)               (144,516)               (608,573)
 Other transactions                           17                       1                       4
 Death benefits                               --                      --                      --
 Net loan activity                           (13)                   (100)                   (567)
 Net annuity transactions                     --                      --                      --
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           233,914                 323,934               1,258,404
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets                                 374,268                 480,984               2,109,814
NET ASSETS:
 Beginning of year                       846,179               1,372,069               5,797,461
                                      ----------            ------------            ------------
 End of year                          $1,220,447              $1,853,053              $7,907,275
                                      ==========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      T. ROWE PRICE           T. ROWE PRICE
                                        RETIREMENT              RETIREMENT
                                        2030 FUND               2040 FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $21,855                  $1,035
 Net realized gain (loss) on
  security transactions                     146,150                 135,414
 Net realized gain on
  distributions                              31,858                  18,791
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           476,910                 209,874
                                       ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                676,773                 365,114
                                       ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,357,120                 702,021
 Net transfers                              138,189                   6,629
 Surrenders for benefit payments
  and fees                                 (327,578)               (430,901)
 Other transactions                              (1)                      3
 Death benefits                                  --                      --
 Net loan activity                             (534)                   (416)
 Net annuity transactions                        --                      --
                                       ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            1,167,196                 277,336
                                       ------------            ------------
 Net increase (decrease) in net
  assets                                  1,843,969                 642,450
NET ASSETS:
 Beginning of year                        3,960,225               2,169,123
                                       ------------            ------------
 End of year                             $5,804,194              $2,811,573
                                       ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     T. ROWE PRICE          T. ROWE PRICE
                                       RETIREMENT             RETIREMENT           UBS GLOBAL
                                       2050 FUND             INCOME FUND         ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $215                $1,189                 $23
 Net realized gain (loss) on
  security transactions                     30,565                21,989                 (13)
 Net realized gain on
  distributions                              8,530                 1,557                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          105,632                 4,206                 121
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                               144,942                28,941                 131
                                      ------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                 391,377                84,046                 300
 Net transfers                             (32,501)              104,350                  --
 Surrenders for benefit
  payments and fees                       (108,207)              (15,983)                (54)
 Other transactions                              6                    18                  (1)
 Death benefits                                 --                    --                  --
 Net loan activity                            (148)                   (5)                 --
 Net annuity transactions                       --                    --                  --
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             250,527               172,426                 245
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets                                   395,469               201,367                 376
NET ASSETS:
 Beginning of year                         833,977               238,003               1,017
                                      ------------            ----------             -------
 End of year                            $1,229,446              $439,370              $1,393
                                      ============            ==========             =======

                                        VANGUARD               VANGUARD               VANGUARD
                                       SMALL-CAP               MID-CAP           TOTAL BOND MARKET
                                       INDEX FUND             INDEX FUND             INDEX FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $31,411                $6,788                $15,001
 Net realized gain (loss) on
  security transactions                     21,649                 3,764                  4,807
 Net realized gain on
  distributions                                 --                    --                  3,675
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          213,012                54,851                   (556)
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets resulting from
  operations                               266,072                65,403                 22,927
                                      ------------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 353,705               133,659                221,429
 Net transfers                             (18,482)              (22,699)               (15,923)
 Surrenders for benefit
  payments and fees                       (119,646)              (11,704)               (79,370)
 Other transactions                             --                    --                     45
 Death benefits                                 --                    --                     --
 Net loan activity                             (14)                   --                    (29)
 Net annuity transactions                       --                    --                     --
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             215,563                99,256                126,152
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets                                   481,635               164,659                149,079
NET ASSETS:
 Beginning of year                       1,402,048               385,508                498,010
                                      ------------            ----------             ----------
 End of year                            $1,883,683              $550,167               $647,089
                                      ============            ==========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       VANGUARD                 VICTORY
                                  TOTAL STOCK MARKET          DIVERSIFIED
                                      INDEX FUND               STOCK FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,482                   $6,763
 Net realized gain (loss) on
  security transactions                    13,924                   40,701
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26,651                  132,092
                                      -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               48,057                  179,556
                                      -----------             ------------
UNIT TRANSACTIONS:
 Purchases                                192,556                  231,303
 Net transfers                           (132,523)                (159,889)
 Surrenders for benefit
  payments and fees                       (21,667)                (148,778)
 Other transactions                            --                       72
 Death benefits                                --                       --
 Net loan activity                             --                      (89)
 Net annuity transactions                      --                       --
                                      -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        38,366                  (77,381)
                                      -----------             ------------
 Net increase (decrease) in
  net assets                               86,423                  102,175
NET ASSETS:
 Beginning of year                        263,403                1,143,146
                                      -----------             ------------
 End of year                             $349,826               $1,245,321
                                      ===========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      VICTORY                 VICTORY                VICTORY
                                      SPECIAL              SMALL COMPANY           ESTABLISHED
                                     VALUE FUND           OPPORTUNITY FUND          VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(14,506)                $(3,440)               $2,830
 Net realized gain (loss) on
  security transactions                   52,001                 160,664                30,337
 Net realized gain on
  distributions                               --                 101,033                15,261
 Net unrealized appreciation
  (depreciation) of
  investments during the year            156,207                 (46,497)               13,110
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             193,702                 211,760                61,538
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               336,732                 735,140               115,373
 Net transfers                          (465,634)                 41,313               (18,523)
 Surrenders for benefit
  payments and fees                     (308,659)               (225,340)              (43,095)
 Other transactions                          (51)                   (128)                    7
 Death benefits                               --                      --                    --
 Net loan activity                           (74)                   (219)                  (16)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (437,686)                550,766                53,746
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (243,984)                762,526               115,284
NET ASSETS:
 Beginning of year                     2,096,168               1,584,083               497,590
                                    ------------            ------------            ----------
 End of year                          $1,852,184              $2,346,609              $612,874
                                    ============            ============            ==========

                                      INVESCO                                          INVESCO
                                     SMALL CAP                INVESCO                EQUITY AND
                                   DISCOVERY FUND          COMSTOCK FUND             INCOME FUND
                                  SUB-ACCOUNT (30)        SUB-ACCOUNT (31)        SUB-ACCOUNT (32)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,377)                $56,527                 $279,371
 Net realized gain (loss) on
  security transactions                   65,311                 (41,182)                 159,703
 Net realized gain on
  distributions                          164,234                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,922)                786,018                1,522,280
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             212,246                 801,363                1,961,354
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               356,989                 778,565                1,667,638
 Net transfers                           (38,414)                (76,627)                (556,582)
 Surrenders for benefit
  payments and fees                     (174,701)               (907,726)              (2,142,082)
 Other transactions                           70                     289                      840
 Death benefits                               --                      --                       --
 Net loan activity                          (116)                   (642)                    (972)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      143,828                (206,141)              (1,031,158)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             356,074                 595,222                  930,196
NET ASSETS:
 Beginning of year                     1,261,904               4,341,080               16,346,661
                                    ------------            ------------            -------------
 End of year                          $1,617,978              $4,936,302              $17,276,857
                                    ============            ============            =============

(30) Formerly Invesco Van Kampen Small Cap Growth Fund. Change effective September 24, 2012.

(31) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(32) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO                  INVESCO
                                      GROWTH AND                MID CAP
                                     INCOME FUND              GROWTH FUND
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT (34)(35)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,073                 $(7,915)
 Net realized gain (loss) on
  security transactions                   108,472                  28,531
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             224,592                  58,196
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              365,137                  78,812
                                     ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                632,034                 214,029
 Net transfers                            (69,635)                (88,764)
 Surrenders for benefit
  payments and fees                      (318,494)                (76,248)
 Other transactions                            38                      12
 Death benefits                                --                      --
 Net loan activity                           (175)                    (19)
 Net annuity transactions                      --                      --
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       243,768                  49,010
                                     ------------              ----------
 Net increase (decrease) in
  net assets                              608,905                 127,822
NET ASSETS:
 Beginning of year                      2,420,082                 748,853
                                     ------------              ----------
 End of year                           $3,028,987                $876,675
                                     ============              ==========

(33) Formerly Invesco Van Kampen Growth and Income Fund. Change effective September 24, 2012.

(34) Effective June 8, 2012 Invesco Capital Development Fund merged with Invesco Van Kampen Mid Cap Growth Fund.

(35) Formerly Invesco Van Kampen Mid Cap Growth Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO               INVESCO
                                  U.S. MORTGAGE           SMALL CAP             AMERICAN
                                      FUND               VALUE FUND            VALUE FUND
                                SUB-ACCOUNT (36)      SUB-ACCOUNT (37)      SUB-ACCOUNT (38)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $15                  $(3,172)               $(169)
 Net realized gain (loss) on
  security transactions                  (2)                  14,700                4,395
 Net realized gain on
  distributions                          --                  107,523                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1                   32,608                4,321
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             14                  151,659                8,547
                                      -----              -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              207                  150,358               29,706
 Net transfers                           --                  (60,374)              57,259
 Surrenders for benefit
  payments and fees                      (5)                (144,008)             (51,147)
 Other transactions                       1                        1                    1
 Death benefits                          --                       --                   --
 Net loan activity                       --                      (45)                  --
 Net annuity transactions                --                       --                   --
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     203                  (54,068)              35,819
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets                            217                   97,591               44,366
NET ASSETS:
 Beginning of year                      354                  724,490               26,120
                                      -----              -----------            ---------
 End of year                           $571                 $822,081              $70,486
                                      =====              ===========            =========

                                 MORGAN STANLEY
                                  INSTITUTIONAL             INVESCO                INVESCO
                                   OPPORTUNITY               VALUE               DIVERSIFIED
                                    PORTFOLIO         OPPORTUNITIES FUND        DIVIDEND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (39)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(713)                 $3,189                 $5,329
 Net realized gain (loss) on
  security transactions                 1,740                   5,560                    757
 Net realized gain on
  distributions                            --                     589                  7,730
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,750                  89,861                 47,487
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,777                  99,199                 61,303
                                    ---------             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                             12,817                   3,887                 49,769
 Net transfers                          3,690                  (2,200)               117,288
 Surrenders for benefit
  payments and fees                    (3,037)               (171,372)               (53,056)
 Other transactions                         7                       1                     --
 Death benefits                            --                      --                     --
 Net loan activity                         (6)                     --                    (10)
 Net annuity transactions                  --                      --                     --
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    13,471                (169,684)               113,991
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets                           19,248                 (70,485)               175,294
NET ASSETS:
 Beginning of year                     68,135                 622,634                340,556
                                    ---------             -----------             ----------
 End of year                          $87,383                $552,149               $515,850
                                    =========             ===========             ==========

(36) Formerly Invesco Van Kampen U.S. Mortgage Fund. Change effective September 24, 2012.

(37) Formerly Invesco Van Kampen Small Cap Value Fund. Change effective September 24, 2012.

(38) Formerly Invesco Van Kampen American Value Fund. Change effective September 24, 2012.

(39) Formerly Invesco Van Kampen Value Opportunities Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO               INVESCO
                                      AMERICAN             GLOBAL CORE
                                   FRANCHISE FUND          EQUITY FUND
                                  SUB-ACCOUNT (40)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(620)                  $65
 Net realized gain (loss) on
  security transactions                     324                (2,065)
 Net realized gain on
  distributions                              --                     2
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,943                 3,532
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,647                 1,534
                                      ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               19,644                 2,854
 Net transfers                            3,611                    --
 Surrenders for benefit
  payments and fees                      (2,086)              (10,669)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                    --                    --
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,169                (7,815)
                                      ---------             ---------
 Net increase (decrease) in
  net assets                             26,816                (6,281)
NET ASSETS:
 Beginning of year                       44,007                21,576
                                      ---------             ---------
 End of year                            $70,823               $15,295
                                      =========             =========

(40) Formerly Invesco Van Kampen American Franchise Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           WELLS FARGO
                                                            ADVANTAGE           WELLS FARGO
                                    VANGUARD 500          INTERNATIONAL        ADVANTAGE CORE
                                     INDEX FUND            EQUITY FUND           BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (41)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,311                 $926                $1,046
 Net realized gain (loss) on
  security transactions                    8,939                 (222)                1,946
 Net realized gain on
  distributions                               --                   --                 4,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year            124,233                4,491                  (143)
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             158,483                5,195                 7,700
                                    ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               274,200                7,818                44,861
 Net transfers                            22,787                   --               (46,228)
 Surrenders for benefit
  payments and fees                      (64,701)              (2,974)               (5,705)
 Other transactions                            1                   --                   (64)
 Death benefits                               --                   --                    --
 Net loan activity                            --                  (11)                   (7)
 Net annuity transactions                     --                   --                    --
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      232,287                4,833                (7,143)
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets                             390,770               10,028                   557
NET ASSETS:
 Beginning of year                       910,765               36,599               119,404
                                    ------------            ---------            ----------
 End of year                          $1,301,535              $46,627              $119,961
                                    ============            =========            ==========


                                  COLUMBIA SELIGMAN        COLUMBIA SELIGMAN          TIAA-CREF
                                  COMMUNICATIONS AND             GLOBAL               LARGE CAP
                                   INFORMATION FUND         TECHNOLOGY FUND          GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (9)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,397)                   $(856)                  $(2)
 Net realized gain (loss) on
  security transactions                   43,733                   15,162                    --
 Net realized gain on
  distributions                           22,534                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,117)                  (4,550)                   51
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              21,753                    9,756                    49
                                      ----------               ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                66,913                   10,236                24,626
 Net transfers                           (28,040)                   5,324                    --
 Surrenders for benefit
  payments and fees                      (26,524)                 (54,586)                   --
 Other transactions                            1                       (1)                   --
 Death benefits                               --                       --                    --
 Net loan activity                            --                       --                    --
 Net annuity transactions                     --                       --                    --
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       12,350                  (39,027)               24,626
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets                              34,103                  (29,271)               24,675
NET ASSETS:
 Beginning of year                       331,701                  105,620                    --
                                      ----------               ----------             ---------
 End of year                            $365,804                  $76,349               $24,675
                                      ==========               ==========             =========

(9)  Funded as of December 4, 2012.

(41) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective December 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           LEGG MASON
                                                            PARTNERS
                                      TIAA-CREF            CLEARBRIDGE
                                       EQUITY               SMALL CAP
                                     INDEX FUND            VALUE FUND
                                  SUB-ACCOUNT (42)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3)                $(309)
 Net realized gain (loss) on
  security transactions                      --                  (335)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                53                 5,018
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 50                 4,374
                                      ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               24,614                 6,747
 Net transfers                               --                (5,918)
 Surrenders for benefit
  payments and fees                          --                (1,688)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                    --                    --
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,614                  (859)
                                      ---------             ---------
 Net increase (decrease) in
  net assets                             24,664                 3,515
NET ASSETS:
 Beginning of year                           --                31,473
                                      ---------             ---------
 End of year                            $24,664               $34,988
                                      =========             =========

(42) Funded as of December 18, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


                                    LIFE POINTS           LIFE POINTS          LIFE POINTS           LIFE POINTS
                                      BALANCED           CONSERVATIVE             GROWTH              MODERATE
                                   STRATEGY FUND         STRATEGY FUND        STRATEGY FUND         STRATEGY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,375                 $201                  $713               $1,082
 Net realized gain (loss) on
  security transactions                     250                    5                   176                  115
 Net realized gain on
  distributions                              --                   20                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,987                  362                 9,032                3,873
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             14,612                  588                 9,921                5,070
                                     ----------            ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               56,686                3,485                23,839                8,224
 Net transfers                             (410)                  --                    --                   --
 Surrenders for benefit
  payments and fees                      (5,833)                 (50)               (2,289)              (1,073)
 Other transactions                           6                   --                     2                   --
 Death benefits                              --                   --                    --                   --
 Net loan activity                           --                   --                    --                  (50)
 Net annuity transactions                    --                   --                    --                   --
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      50,449                3,435                21,552                7,101
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets                             65,061                4,023                31,473               12,171
NET ASSETS:
 Beginning of year                      118,217                6,935                72,429               52,327
                                     ----------            ---------            ----------            ---------
 End of year                           $183,278              $10,958              $103,902              $64,498
                                     ==========            =========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY
                                         EQUITY               AMERICAN CENTURY VP
                                       INCOME FUND                GROWTH FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $414,312                    $(348)
 Net realized gain (loss) on
  security transactions                     (85,201)                       7
 Net realized gain on
  distributions                                  --                    3,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year               201,253                   (5,294)
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                530,364                   (2,096)
                                      -------------                ---------
UNIT TRANSACTIONS:
 Purchases                                4,879,941                   28,310
 Net transfers                           (1,262,664)                  70,371
 Surrenders for benefit
  payments and fees                      (1,726,684)                    (568)
 Other transactions                           1,163                       --
 Net loan activity                             (394)                      --
 Net annuity transactions                        --                       --
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1,891,362                   98,113
                                      -------------                ---------
 Net increase (decrease) in
  net assets                              2,421,726                   96,017
NET ASSETS:
 Beginning of year                       19,685,665                    3,571
                                      -------------                ---------
 End of year                            $22,107,391                  $99,588
                                      =============                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     ULTRA(R) FUND             BALANCED FUND           INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(335)                    $2,496                      $27
 Net realized gain (loss) on
  security transactions                       39                         23                     (402)
 Net realized gain on
  distributions                               --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (236)                     3,085                      490
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets resulting from
  operations                                (532)                     5,604                      115
                                       ---------                 ----------                 --------
UNIT TRANSACTIONS:
 Purchases                                19,205                      1,952                       --
 Net transfers                             9,964                    131,591                   (2,469)
 Surrenders for benefit
  payments and fees                       (1,012)                    (1,883)                      --
 Other transactions                            1                         --                       --
 Net loan activity                            --                         --                       --
 Net annuity transactions                     --                         --                       --
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       28,158                    131,660                   (2,469)
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets                              27,626                    137,264                   (2,354)
NET ASSETS:
 Beginning of year                        24,955                     53,929                    2,354
                                       ---------                 ----------                 --------
 End of year                             $52,581                   $191,193                     $ --
                                       =========                 ==========                 ========

                                   AMERICAN CENTURY         AMERICAN CENTURY VP
                                      SMALL CAP                LARGE COMPANY           AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND                VISTASM FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,891                     $244                     $(4,934)
 Net realized gain (loss) on
  security transactions                     1,763                     (193)                     17,572
 Net realized gain on
  distributions                           121,020                       --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,977)                    (212)                    (57,959)
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,303)                    (161)                    (45,321)
                                     ------------                ---------                 -----------
UNIT TRANSACTIONS:
 Purchases                                549,946                    9,900                     155,860
 Net transfers                             18,495                       --                     (81,781)
 Surrenders for benefit
  payments and fees                      (180,680)                  (4,404)                   (112,836)
 Other transactions                           (11)                      --                          (4)
 Net loan activity                            (53)                     (18)                        (56)
 Net annuity transactions                      --                       --                          --
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       387,697                    5,478                     (38,817)
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets                              269,394                    5,317                     (84,138)
NET ASSETS:
 Beginning of year                      1,459,499                   43,477                     664,399
                                     ------------                ---------                 -----------
 End of year                           $1,728,893                  $48,794                    $580,261
                                     ============                =========                 ===========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY     AMERICAN CENTURY
                                          INFLATION-ADJUSTED         EQUITY
                                               BOND FUND          GROWTH FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,260                $(13)
 Net realized gain (loss) on security
  transactions                                       94                  (8)
 Net realized gain on distributions               1,478                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,077                 918
                                               --------             -------
 Net increase (decrease) in net assets
  resulting from operations                      13,909                 897
                                               --------             -------
UNIT TRANSACTIONS:
 Purchases                                       37,402               7,298
 Net transfers                                    6,072               1,932
 Surrenders for benefit payments and
  fees                                           (7,212)               (112)
 Other transactions                                  --                  --
 Net loan activity                                   (5)                 --
 Net annuity transactions                            --                  --
                                               --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               36,257               9,118
                                               --------             -------
 Net increase (decrease) in net assets           50,166              10,015
NET ASSETS:
 Beginning of year                              108,112              33,840
                                               --------             -------
 End of year                                   $158,278             $43,855
                                               ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN CENTURY VP
                                    INCOME &        AMERICAN CENTURY VP  AMERICAN CENTURY VP
                                   GROWTH FUND          ULTRA FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $1,748              $(3,373)             $11,554
 Net realized gain (loss) on
  security transactions               (2,587)               2,319              (17,472)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,514                2,231                4,826
                                    --------             --------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,675                1,177               (1,092)
                                    --------             --------             --------
UNIT TRANSACTIONS:
 Purchases                             2,947                8,649                5,016
 Net transfers                        (8,305)             (37,073)             (54,302)
 Surrenders for benefit
  payments and fees                  (27,783)            (198,415)            (122,537)
 Other transactions                       --                   --                   --
 Net loan activity                        --                   --                   --
 Net annuity transactions             (2,319)                  --               (1,486)
                                    --------             --------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (35,460)            (226,839)            (173,309)
                                    --------             --------             --------
 Net increase (decrease) in
  net assets                         (31,785)            (225,662)            (174,401)
NET ASSETS:
 Beginning of year                   215,724              606,778              972,435
                                    --------             --------             --------
 End of year                        $183,939             $381,116             $798,034
                                    ========             ========             ========

                                AMERICAN CENTURY VP     INVESCO V.I.
                                      MID CAP            SMALL CAP        INVESCO V.I.
                                    VALUE FUND          EQUITY FUND       LEISURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (1)
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $181              $(1,577)            $(49)
 Net realized gain (loss) on
  security transactions                    20               (5,709)            (171)
 Net realized gain on
  distributions                         1,505                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,206)              (7,796)            (496)
                                      -------             --------          -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (500)             (15,082)            (716)
                                      -------             --------          -------
UNIT TRANSACTIONS:
 Purchases                             10,735                1,644               --
 Net transfers                         13,362              208,486           (9,336)
 Surrenders for benefit
  payments and fees                      (360)              (3,760)              --
 Other transactions                        --                   --               --
 Net loan activity                         --                   --               --
 Net annuity transactions                  --                   --               --
                                      -------             --------          -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    23,737              206,370           (9,336)
                                      -------             --------          -------
 Net increase (decrease) in
  net assets                           23,237              191,288          (10,052)
NET ASSETS:
 Beginning of year                      7,860               41,034           10,052
                                      -------             --------          -------
 End of year                          $31,097             $232,322             $ --
                                      =======             ========          =======

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   INVESCO V.I.         INVESCO
                                     DIVIDEND           EUROPEAN
                                   GROWTH FUND        GROWTH FUND
                                SUB-ACCOUNT (2)(3)    SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(111)            $15,119
 Net realized gain (loss) on
  security transactions                5,784                (361)
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (69)            (46,716)
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           5,604             (31,958)
                                     -------            --------
UNIT TRANSACTIONS:
 Purchases                             2,200             101,738
 Net transfers                       (10,591)            (10,979)
 Surrenders for benefit
  payments and fees                       --             (30,059)
 Other transactions                       --                   2
 Net loan activity                        --                 (20)
 Net annuity transactions                 --                  --
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (8,391)             60,682
                                     -------            --------
 Net increase (decrease) in
  net assets                          (2,787)             28,724
NET ASSETS:
 Beginning of year                    13,256             537,297
                                     -------            --------
 End of year                         $10,469            $566,021
                                     =======            ========

(2)  Funded as of April 29, 2011.

(3) Effective April 29, 2011 Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO             INVESCO             INVESCO
                                          INTERNATIONAL          MID CAP            SMALL CAP
                                           GROWTH FUND       CORE EQUITY FUND      GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,758             $(1,962)            $(5,370)
 Net realized gain (loss) on security
  transactions                                     18              22,028                 724
 Net realized gain on distributions                --               7,393              12,348
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (47,176)            (45,290)            (25,966)
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (44,400)            (17,831)            (18,264)
                                             --------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                    173,258              44,130             114,806
 Net transfers                                (44,760)              5,026             (40,149)
 Surrenders for benefit payments and
  fees                                        (85,358)             (6,004)            (64,537)
 Other transactions                               125                  --                   2
 Net loan activity                               (127)                 (6)                 (7)
 Net annuity transactions                          --                  --                  --
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             43,138              43,146              10,115
                                             --------            --------            --------
 Net increase (decrease) in net assets         (1,262)             25,315              (8,149)
NET ASSETS:
 Beginning of year                            480,960             206,483             696,929
                                             --------            --------            --------
 End of year                                 $479,698            $231,798            $688,780
                                             ========            ========            ========

                                                                   INVESCO             INVESCO
                                              INVESCO             SMALL CAP            CAPITAL
                                          REAL ESTATE FUND       EQUITY FUND      DEVELOPMENT FUND
                                          SUB-ACCOUNT (4)        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,303             $(2,384)             $(142)
 Net realized gain (loss) on security
  transactions                                    5,891                (111)                58
 Net realized gain on distributions                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      217,388              (2,841)            (1,463)
                                             ----------            --------            -------
 Net increase (decrease) in net assets
  resulting from operations                     230,582              (5,336)            (1,547)
                                             ----------            --------            -------
UNIT TRANSACTIONS:
 Purchases                                      855,584              82,785              4,210
 Net transfers                                  144,941                 785                 --
 Surrenders for benefit payments and
  fees                                         (266,223)            (11,179)            (1,239)
 Other transactions                                 (48)                  3                  1
 Net loan activity                                 (313)                (19)                (2)
 Net annuity transactions                            --                  --                 --
                                             ----------            --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions              733,941              72,375              2,970
                                             ----------            --------            -------
 Net increase (decrease) in net assets          964,523              67,039              1,423
NET ASSETS:
 Beginning of year                            2,997,007             254,080             17,767
                                             ----------            --------            -------
 End of year                                 $3,961,530            $321,119            $19,190
                                             ==========            ========            =======

(4) Effective May 20, 2011 Invesco Van Kampen Real Estate Securities Fund merged with Invesco Real Estate Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO           AMERICAN CENTURY
                                     DEVELOPING            DIVERSIFIED
                                    MARKETS FUND            BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (5)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $543                  $205
 Net realized gain (loss) on
  security transactions                    (269)                  (14)
 Net realized gain on
  distributions                           6,790                   216
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (43,787)                   78
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,723)                  485
                                     ----------             ---------
UNIT TRANSACTIONS:
 Purchases                              383,463                16,753
 Net transfers                           (1,643)                 (934)
 Surrenders for benefit
  payments and fees                      (6,582)                 (542)
 Other transactions                         323                     1
 Net loan activity                          (36)                  (13)
 Net annuity transactions                    --                    --
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     375,525                15,265
                                     ----------             ---------
 Net increase (decrease) in
  net assets                            338,802                15,750
NET ASSETS:
 Beginning of year                       11,890                    --
                                     ----------             ---------
 End of year                           $350,692               $15,750
                                     ==========             =========

(5)  Funded as of January 24, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY                          ALLIANCEBERNSTEIN
                                    PRIME MONEY          DOMINI SOCIAL           GLOBAL
                                    MARKET FUND           EQUITY FUND           BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (6)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,715)                $(33)                $88
 Net realized gain (loss) on
  security transactions                      --                  306                  --
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                 (122)                (49)
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,715)                 151                  39
                                     ----------             --------             -------
UNIT TRANSACTIONS:
 Purchases                              122,906                1,715                 100
 Net transfers                          (85,592)                 (77)              7,143
 Surrenders for benefit
  payments and fees                     (40,237)              (2,010)                 --
 Other transactions                          (7)                   1                  --
 Net loan activity                         (186)                  --                  --
 Net annuity transactions                    --                   --                  --
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (3,116)                (371)              7,243
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets                             (4,831)                (220)              7,282
NET ASSETS:
 Beginning of year                      204,248                7,236                  --
                                     ----------             --------             -------
 End of year                           $199,417               $7,016              $7,282
                                     ----------             --------             -------

                                                                                   ALLIANCEBERNSTEIN VPS
                               ALLIANCEBERNSTEIN 2055    ALLIANCEBERNSTEIN 2050           BALANCED
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY         SHARES PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4)                       $27                    $1,362
 Net realized gain (loss) on
  security transactions                   (215)                    (5,774)                    1,229
 Net realized gain on
  distributions                              4                        150                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (23)                   (16,850)                    4,925
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (238)                   (22,447)                    7,516
                                      --------                -----------                ----------
UNIT TRANSACTIONS:
 Purchases                               6,546                    127,572                    33,054
 Net transfers                          (5,690)                  (230,230)                   (1,852)
 Surrenders for benefit
  payments and fees                       (749)                   (19,818)                  (12,899)
 Other transactions                         --                         (3)                       --
 Net loan activity                          --                       (219)                       --
 Net annuity transactions                   --                         --                        --
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        107                   (122,698)                   18,303
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets                              (131)                  (145,145)                   25,819
NET ASSETS:
 Beginning of year                         332                    150,626                   132,560
                                      --------                -----------                ----------
 End of year                              $201                     $5,481                  $158,379
                                      --------                -----------                ----------

(6)  Funded as of November 16, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $192                      $(227)
 Net realized gain (loss) on
  security transactions                       651                      6,249
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               2,162                    (93,093)
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                3,005                    (87,071)
                                        ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                 13,854                    114,621
 Net transfers                               (300)                   (83,454)
 Surrenders for benefit
  payments and fees                        (6,894)                   (28,414)
 Other transactions                            --                         (4)
 Net loan activity                            (34)                       (33)
 Net annuity transactions                      --                         --
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         6,626                      2,716
                                        ---------                 ----------
 Net increase (decrease) in
  net assets                                9,631                    (84,355)
NET ASSETS:
 Beginning of year                         68,967                    518,162
                                        ---------                 ----------
 End of year                              $78,598                   $433,807
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL                 GLOBAL             ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO           VALUE PORTFOLIO            GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $39,071                   $2,634                   $(235)
 Net realized gain (loss) on
  security transactions                  (332,499)                   3,200                     818
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26,669                  (25,893)                   (663)
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (266,759)                 (20,059)                    (80)
                                     ------------               ----------               ---------
UNIT TRANSACTIONS:
 Purchases                                431,817                   25,044                   7,215
 Net transfers                           (762,098)                  (6,420)                 (5,675)
 Surrenders for benefit
  payments and fees                      (156,254)                 (31,358)                 (6,488)
 Other transactions                            44                       18                       2
 Net loan activity                           (101)                     (16)                    (10)
 Net annuity transactions                      --                       --                      --
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (486,592)                 (12,732)                 (4,956)
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets                             (753,351)                 (32,791)                 (5,036)
NET ASSETS:
 Beginning of year                      1,858,593                  137,219                  40,949
                                     ------------               ----------               ---------
 End of year                           $1,105,242                 $104,428                 $35,913
                                     ============               ==========               =========

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN VPS
                                    SMALL/MID-CAP             SMALL-MID CAP         ALLIANCEBERNSTEIN
                                     GROWTH FUND             VALUE PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(930)                  $(3,283)                   $1
 Net realized gain (loss) on
  security transactions                   19,095                    15,798                    (1)
 Net realized gain on
  distributions                               --                    27,827                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (16,122)                  (91,298)                  (34)
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,043                   (50,956)                  (34)
                                      ----------                ----------                ------
UNIT TRANSACTIONS:
 Purchases                                22,619                   209,500                   133
 Net transfers                                --                    41,327                    --
 Surrenders for benefit
  payments and fees                       (1,017)                  (19,987)                  (10)
 Other transactions                           --                        94                    (1)
 Net loan activity                           (17)                      (42)                   --
 Net annuity transactions                     --                        --                    --
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       21,585                   230,892                   122
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets                              23,628                   179,936                    88
NET ASSETS:
 Beginning of year                        84,842                   311,845                   541
                                      ----------                ----------                ------
 End of year                            $108,470                  $491,781                  $629
                                      ==========                ==========                ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2015   ALLIANCEBERNSTEIN 2025
                                  RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,779                    $1,916
 Net realized gain (loss) on
  security transactions                     (265)                   (1,172)
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,834)                  (27,091)
                                        --------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (9,320)                  (26,347)
                                        --------                 ---------
UNIT TRANSACTIONS:
 Purchases                                79,218                   172,336
 Net transfers                           (49,758)                 (150,042)
 Surrenders for benefit
  payments and fees                       (5,576)                  (13,085)
 Other transactions                           --                        --
 Net loan activity                            --                       (57)
 Net annuity transactions                     --                        --
                                        --------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       23,884                     9,152
                                        --------                 ---------
 Net increase (decrease) in
  net assets                              14,564                   (17,195)
NET ASSETS:
 Beginning of year                       175,700                   211,761
                                        --------                 ---------
 End of year                            $190,264                  $194,566
                                        ========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 ALLIANCEBERNSTEIN
                               ALLIANCEBERNSTEIN 2035   ALLIANCEBERNSTEIN 2045          HIGH
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY       INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT (7)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $473                     $128                  $37
 Net realized gain (loss) on
  security transactions                   6,339                   (7,395)                  --
 Net realized gain on
  distributions                              --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (25,227)                 (18,345)                   2
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,415)                 (25,612)                  39
                                      ---------                ---------               ------
UNIT TRANSACTIONS:
 Purchases                              122,870                  138,285                3,035
 Net transfers                         (203,723)                (244,345)                 403
 Surrenders for benefit
  payments and fees                     (19,299)                  (7,468)                 (11)
 Other transactions                           1                       --                   --
 Net loan activity                         (114)                    (107)                  --
 Net annuity transactions                    --                       --                   --
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (100,265)                (113,635)               3,427
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets                           (118,680)                (139,247)               3,466
NET ASSETS:
 Beginning of year                      214,669                  168,600                   --
                                      ---------                ---------               ------
 End of year                            $95,989                  $29,353               $3,466
                                      =========                =========               ======


                               ALLIANCEBERNSTEIN 2000   ALLIANCEBERNSTEIN 2010   ALLIANCEBERNSTEIN 2020
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY      RETIREMENT STRATEGY
                                   SUB-ACCOUNT (1)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2)                     $778                    $4,543
 Net realized gain (loss) on
  security transactions                   (51)                     (326)                    2,519
 Net realized gain on
  distributions                            --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (12)                   (1,955)                  (35,029)
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (65)                   (1,503)                  (27,967)
                                       ------                   -------                 ---------
UNIT TRANSACTIONS:
 Purchases                              6,487                     4,344                   179,752
 Net transfers                         (5,896)                   (1,833)                 (147,645)
 Surrenders for benefit
  payments and fees                    (1,106)                      (43)                  (19,788)
 Other transactions                        (1)                       --                        --
 Net loan activity                        (27)                       --                       (92)
 Net annuity transactions                  --                        --                        --
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (543)                    2,468                    12,227
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets                             (608)                      965                   (15,740)
NET ASSETS:
 Beginning of year                        608                    41,055                   396,462
                                       ------                   -------                 ---------
 End of year                             $ --                   $42,020                  $380,722
                                       ======                   =======                 =========

(1)  Not Funded as of December 31, 2011.

(7)  Funded as of July 6, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2030     ALLIANCEBERNSTEIN 2040
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,598                       $688
 Net realized gain (loss) on
  security transactions                      4,890                      2,933
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (71,573)                   (26,159)
                                       -----------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               (64,085)                   (22,538)
                                       -----------                -----------
UNIT TRANSACTIONS:
 Purchases                                 258,484                    296,411
 Net transfers                            (526,314)                  (357,181)
 Surrenders for benefit
  payments and fees                        (33,946)                    (7,189)
 Other transactions                             --                         --
 Net loan activity                            (179)                      (105)
 Net annuity transactions                       --                         --
                                       -----------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (301,955)                   (68,064)
                                       -----------                -----------
 Net increase (decrease) in
  net assets                              (366,040)                   (90,602)
NET ASSETS:
 Beginning of year                         707,312                    249,160
                                       -----------                -----------
 End of year                              $341,272                   $158,558
                                       ===========                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS          AMERICAN FUNDS
                                   AMERICAN FUNDS             AMERICAN             CAPITAL INCOME
                                     AMCAP FUND            BALANCED FUND            BUILDER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,689)                $46,606                 $473,068
 Net realized gain (loss) on
  security transactions                    8,330                  94,683                   92,093
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,590)                (27,682)                (340,933)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (13,949)                113,607                  224,228
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               408,246               1,231,169                3,874,361
 Net transfers                           720,994                   4,781                 (703,863)
 Surrenders for benefit
  payments and fees                      (97,334)               (628,995)              (2,145,465)
 Other transactions                         (392)                    (51)                    (236)
 Net loan activity                          (235)                   (597)                    (777)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,031,279                 606,307                1,024,020
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,017,330                 719,914                1,248,248
NET ASSETS:
 Beginning of year                     1,134,724               4,754,833               15,068,149
                                    ------------            ------------            -------------
 End of year                          $2,152,054              $5,474,747              $16,316,397
                                    ============            ============            =============

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                    EUROPACIFIC              FUNDAMENTAL                 NEW
                                    GROWTH FUND            INVESTORS FUND          PERSPECTIVE FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $150,357                  $57,808                 $(3,304)
 Net realized gain (loss) on
  security transactions                   (7,176)                  26,603                  (7,948)
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,745,247)                (478,727)               (364,181)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (2,602,066)                (394,316)               (375,433)
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             5,738,758                3,720,761               1,083,504
 Net transfers                          (347,987)                (710,031)                 88,603
 Surrenders for benefit
  payments and fees                   (1,463,099)                (924,340)               (358,198)
 Other transactions                          188                      (46)                     26
 Net loan activity                          (828)                    (519)                   (160)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,927,032                2,085,825                 813,775
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           1,324,966                1,691,509                 438,342
NET ASSETS:
 Beginning of year                    15,353,309                8,726,590               3,598,038
                                    ------------            -------------            ------------
 End of year                         $16,678,275              $10,418,099              $4,036,380
                                    ============            =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                    THE BOND FUND           THE GROWTH FUND
                                      OF AMERICA            OF AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $125,435                 $(26,411)
 Net realized gain (loss) on
  security transactions                    23,286                   71,320
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             145,162               (2,299,224)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              293,883               (2,254,315)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,364,567                9,735,387
 Net transfers                           (680,267)              (1,812,463)
 Surrenders for benefit
  payments and fees                      (794,989)              (3,767,283)
 Other transactions                           272                     (297)
 Net loan activity                           (445)                  (2,461)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (110,862)               4,152,883
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              183,021                1,898,568
NET ASSETS:
 Beginning of year                      5,545,072               36,030,909
                                     ------------            -------------
 End of year                           $5,728,093              $37,929,477
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS          THE INVESTMENT          AMERICAN FUNDS
                                  THE INCOME FUND             COMPANY                 THE NEW
                                     OF AMERICA              OF AMERICA             ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $239,939                 $52,845                 $(6,233)
 Net realized gain (loss) on
  security transactions                   37,391                  27,438                  12,348
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,753                (262,815)                (77,456)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             298,083                (182,532)                (71,341)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,594,541               1,423,098                 236,432
 Net transfers                           565,647                (130,477)                (58,420)
 Surrenders for benefit
  payments and fees                     (746,063)               (811,277)               (112,175)
 Other transactions                          381                      66                     (39)
 Net loan activity                          (462)                   (342)                    (39)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,414,044                 481,068                  65,759
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,712,127                 298,536                  (5,582)
NET ASSETS:
 Beginning of year                     6,005,063               5,575,611               1,008,162
                                    ------------            ------------            ------------
 End of year                          $8,717,190              $5,874,147              $1,002,580
                                    ============            ============            ============

                                                                                   AMERICAN FUNDS
                                   AMERICAN FUNDS          AMERICAN FUNDS           CAPITAL WORLD
                                     WASHINGTON               AMERICAN                GROWTH &
                                  MUTUAL INVESTORS          MUTUAL FUND              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,963                 $32,800                 $288,208
 Net realized gain (loss) on
  security transactions                   62,993                  16,512                   15,078
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             39,538                  32,664               (1,659,986)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             134,494                  81,976               (1,356,700)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               522,749                 877,545                4,487,114
 Net transfers                            18,055                 538,257                    6,491
 Surrenders for benefit
  payments and fees                     (228,120)               (147,117)              (1,283,243)
 Other transactions                          (26)                     59                     (895)
 Net loan activity                          (243)                   (168)                    (934)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      312,415               1,268,576                3,208,533
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             446,909               1,350,552                1,851,833
NET ASSETS:
 Beginning of year                     2,243,013               1,509,659               14,314,542
                                    ------------            ------------            -------------
 End of year                          $2,689,922              $2,860,211              $16,166,375
                                    ============            ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS             ARIEL
                                      SMALLCAP             APPRECIATION
                                     WORLD FUND                FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,288)                $(721)
 Net realized gain (loss) on
  security transactions                   23,706                 7,642
 Net realized gain on
  distributions                               --                 1,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (141,518)              (16,638)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (124,100)               (8,714)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               143,922                14,505
 Net transfers                          (179,446)              (17,183)
 Surrenders for benefit
  payments and fees                      (48,148)              (44,102)
 Other transactions                            3                     1
 Net loan activity                           (43)                   --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (83,712)              (46,779)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                            (207,812)              (55,493)
NET ASSETS:
 Beginning of year                       754,487               156,423
                                     -----------            ----------
 End of year                            $546,675              $100,930
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            ARTISAN
                                                            MID CAP                AVE MARIA
                                    ARIEL FUND             VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(783)                $11,353                  $(62)
 Net realized gain (loss) on
  security transactions                  7,417                  10,078                    (1)
 Net realized gain on
  distributions                             --                 194,238                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,353)                (78,744)                 (468)
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,719)                136,925                  (531)
                                    ----------            ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              21,587                 591,332                10,668
 Net transfers                         (11,816)                157,260                   172
 Surrenders for benefit
  payments and fees                    (59,777)               (233,576)                  (44)
 Other transactions                         --                      96                     1
 Net loan activity                          --                     (41)                   --
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (50,006)                515,071                10,797
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets                           (57,725)                651,996                10,266
NET ASSETS:
 Beginning of year                     138,494               2,188,480                   150
                                    ----------            ------------             ---------
 End of year                           $80,769              $2,840,476               $10,416
                                    ==========            ============             =========

                                    AVE MARIA
                                      RISING              AVE MARIA       LIFEPATH 2020
                                  DIVIDEND FUND          GROWTH FUND        PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,606                $(426)           $218,502
 Net realized gain (loss) on
  security transactions                 (3,049)                (300)             60,420
 Net realized gain on
  distributions                         10,726                   --             598,435
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,930)              (1,468)           (781,712)
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,647)              (2,194)             95,645
                                    ----------            ---------       -------------
UNIT TRANSACTIONS:
 Purchases                             218,200               58,492           4,421,999
 Net transfers                         377,178                1,698            (134,889)
 Surrenders for benefit
  payments and fees                    (12,456)              (1,928)         (1,074,718)
 Other transactions                         29                  686                 132
 Net loan activity                          (6)                 (19)             (2,445)
 Net annuity transactions                   --                   --                  --
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    582,945               58,929           3,210,079
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets                           580,298               56,735           3,305,724
NET ASSETS:
 Beginning of year                      13,546               10,159          11,965,477
                                    ----------            ---------       -------------
 End of year                          $593,844              $66,894         $15,271,201
                                    ==========            =========       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                LIFEPATH 2030       LIFEPATH 2040
                                  PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $144,263            $107,548
 Net realized gain (loss) on
  security transactions                92,462             184,868
 Net realized gain on
  distributions                       141,875              54,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (601,015)           (677,539)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (222,415)           (330,661)
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          3,804,027           3,465,831
 Net transfers                       (349,707)           (173,436)
 Surrenders for benefit
  payments and fees                  (795,729)           (745,309)
 Other transactions                      (213)             (1,577)
 Net loan activity                     (2,810)             (2,127)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,655,568           2,543,382
                                -------------       -------------
 Net increase (decrease) in
  net assets                        2,433,153           2,212,721
NET ASSETS:
 Beginning of year                 10,301,755           8,620,115
                                -------------       -------------
 End of year                      $12,734,908         $10,832,836
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LIFEPATH
                                     RETIREMENT           LIFEPATH 2050              BARON
                                     PORTFOLIO              PORTFOLIO            SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $86,026                $1,695                 $(1,107)
 Net realized gain (loss) on
  security transactions                   45,857                   (25)                  5,542
 Net realized gain on
  distributions                          161,857                 6,059                  24,342
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (145,737)              (15,938)                (53,874)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,003                (8,209)                (25,097)
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,402,844               215,326                 501,896
 Net transfers                          (176,960)               12,434                 (54,103)
 Surrenders for benefit
  payments and fees                     (604,294)               (3,921)               (114,017)
 Other transactions                           (4)                    1                    (758)
 Net loan activity                          (280)                   (6)                    (40)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      621,306               223,834                 332,978
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             769,309               215,625                 307,881
NET ASSETS:
 Beginning of year                     4,466,142                48,072                 954,885
                                    ------------            ----------            ------------
 End of year                          $5,235,451              $263,697              $1,262,766
                                    ============            ==========            ============

                                       BLACKROCK
                                    U.S. GOVERNMENT              BLACKROCK               BLACKROCK
                                          BOND                     EQUITY                 CAPITAL
                                       PORTFOLIO               DIVIDEND FUND         APPRECIATION FUND
                                 SUB-ACCOUNT (8)(9)(10)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,072                    $11,847                  $(322)
 Net realized gain (loss) on
  security transactions                     7,951                       (326)                   (85)
 Net realized gain on
  distributions                             4,531                        509                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,725)                    20,610                 (6,670)
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               11,829                     32,640                 (7,077)
                                       ----------               ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 39,545                    303,220                 78,719
 Net transfers                             (3,221)                   570,624                503,157
 Surrenders for benefit
  payments and fees                       (11,879)                   (36,229)                (2,575)
 Other transactions                             8                       (320)                   199
 Net loan activity                             (8)                        (7)                    --
 Net annuity transactions                      --                         --                     --
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        24,445                    837,288                579,500
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets                               36,274                    869,928                572,423
NET ASSETS:
 Beginning of year                        218,715                    542,873                     51
                                       ----------               ------------             ----------
 End of year                             $254,989                 $1,412,801               $572,474
                                       ==========               ============             ==========

(8)  Funded as of June 8, 2011.

(9) Effective September 9, 2011 BlackRock Government Income Fund merged with BlackRock Intermediate Government Bond Portfolio.

(10) Formerly BlackRock Intermediate Government Bond Portfolio. Change effective July 18, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   BLACKROCK
                                 MID CAP VALUE     CALVERT VP SRI
                                   PORTFOLIO     BALANCED PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(270)            $2,481
 Net realized gain (loss) on
  security transactions                 320                 88
 Net realized gain on
  distributions                          --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,112)            11,889
                                    -------           --------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,062)            14,458
                                    -------           --------
UNIT TRANSACTIONS:
 Purchases                           31,611              1,820
 Net transfers                       (7,862)            17,663
 Surrenders for benefit
  payments and fees                    (310)            (2,959)
 Other transactions                      --                 --
 Net loan activity                       (2)                --
 Net annuity transactions                --                 --
                                    -------           --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  23,437             16,524
                                    -------           --------
 Net increase (decrease) in
  net assets                         19,375             30,982
NET ASSETS:
 Beginning of year                   59,459            364,613
                                    -------           --------
 End of year                        $78,834           $395,595
                                    =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT EQUITY         CALVERT BOND          CALVERT
                                     PORTFOLIO            PORTFOLIO          INCOME FUND
                               SUB-ACCOUNT (11)(12)    SUB-ACCOUNT (13)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(23,095)              $31,742             $23,413
 Net realized gain (loss) on
  security transactions                151,588                15,552               1,960
 Net realized gain on
  distributions                        144,914                19,031                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (379,071)                9,083             (10,123)
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (105,664)               75,408              15,250
                                    ----------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             797,917               433,056             275,548
 Net transfers                           3,857               (36,059)            (24,559)
 Surrenders for benefit
  payments and fees                   (260,860)             (112,740)            (67,029)
 Other transactions                        (30)                   13                  15
 Net loan activity                         (93)                  (94)                (47)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    540,791               284,176             183,928
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets                           435,127               359,584             199,178
NET ASSETS:
 Beginning of year                   2,583,870             1,460,811             891,878
                                    ----------            ----------          ----------
 End of year                        $3,018,997            $1,820,395          $1,091,056
                                    ==========            ==========          ==========

                                  COLUMBIA       COLUMBIA MARSICO        COLUMBIA
                                 CONTRARIAN        21ST CENTURY         SMALL CAP
                                  CORE FUND            FUND            VALUE I FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $829             $(219)               $(346)
 Net realized gain (loss) on
  security transactions               (105)              (98)                 580
 Net realized gain on
  distributions                      8,663                --                4,364
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,944)           (2,034)              (9,143)
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         6,443            (2,351)              (4,545)
                                   -------           -------            ---------
UNIT TRANSACTIONS:
 Purchases                         195,291            26,312               17,155
 Net transfers                      66,823             2,479               (3,581)
 Surrenders for benefit
  payments and fees                 (6,001)           (1,679)              (8,435)
 Other transactions                     --                --                   --
 Net loan activity                     (19)               --                   (4)
 Net annuity transactions               --                --                   --
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                256,094            27,112                5,135
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets                       262,537            24,761                  590
NET ASSETS:
 Beginning of year                 138,604             7,970               67,626
                                   -------           -------            ---------
 End of year                       $401,141          $32,731              $68,216
                                   =======           =======            =========

(11) Formerly Calvert Social Investment Fund Equity Portfolio. Change effective April 30, 2011.

(12) Effective September 19, 2011 Calvert Large Cap Growth Fund merged with Calvert Equity Portfolio.

(13) Formerly Calvert Social Investment Bond Fund. Change effective April 30, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES             MID CAP
                                        FUND                VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(248)                $(2,858)
 Net realized gain (loss) on
  security transactions                  (2,612)                 93,808
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,351)               (116,449)
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,211)                (25,499)
                                      ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 156,853
 Net transfers                               --                (159,277)
 Surrenders for benefit
  payments and fees                        (260)                (24,796)
 Other transactions                          --                      (1)
 Net loan activity                           --                     (36)
 Net annuity transactions                    --                      --
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (260)                (27,257)
                                      ---------             -----------
 Net increase (decrease) in
  net assets                             (4,471)                (52,756)
NET ASSETS:
 Beginning of year                       25,308                 697,234
                                      ---------             -----------
 End of year                            $20,837                $644,478
                                      =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    COLUMBIA MARSICO        CRM
                                    COLUMBIA             GROWTH           MID CAP
                                   ACORN FUND           VS FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,691)          $(4,363)             $(60)
 Net realized gain (loss) on
  security transactions                  2,496             3,915             1,809
 Net realized gain on
  distributions                         49,699                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (113,401)          (17,140)          (14,236)
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                           (64,897)          (17,588)          (12,487)
                                    ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                             299,269           136,038            21,433
 Net transfers                         (25,842)           22,153           (26,047)
 Surrenders for benefit
  payments and fees                    (54,071)          (11,595)          (22,320)
 Other transactions                         60                (5)               (1)
 Net loan activity                         (38)              (34)               (3)
 Net annuity transactions                   --                --                --
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    219,378           146,557           (26,938)
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets                           154,481           128,969           (39,425)
NET ASSETS:
 Beginning of year                   1,020,890           423,520           207,440
                                    ----------          --------          --------
 End of year                        $1,175,371          $552,489          $168,015
                                    ==========          ========          ========

                                   COLUMBIA                               DAVIS
                                   SMALL CAP           DAVIS            NEW YORK
                                   CORE FUND      FINANCIAL FUND      VENTURE FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,622)             $386             $(8,729)
 Net realized gain (loss) on
  security transactions               3,943            (1,077)             35,926
 Net realized gain on
  distributions                      10,633             4,933                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (24,396)           (12,833)          (327,216)
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (11,442)           (8,591)           (300,019)
                                   --------            ------          ----------
UNIT TRANSACTIONS:
 Purchases                           38,134            17,705           1,336,571
 Net transfers                       38,202             5,214            (357,799)
 Surrenders for benefit
  payments and fees                 (26,456)             (810)           (684,425)
 Other transactions                      --                 1                 (71)
 Net loan activity                       --                (5)               (309)
 Net annuity transactions                --                --                  --
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  49,880            22,105             293,967
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets                         38,438            13,514              (6,052)
NET ASSETS:
 Beginning of year                  245,159            57,150           5,183,677
                                   --------            ------          ----------
 End of year                       $283,597            $70,664         $5,177,625
                                   ========            ======          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                                              DREYFUS
                                        DAVIS               BOND MARKET
                                  OPPORTUNITY FUND           INDEX FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,683                 $77,381
 Net realized gain (loss) on
  security transactions                   12,847                   7,686
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (20,261)                115,032
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (5,731)                200,099
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                48,846               1,141,311
 Net transfers                             4,776                 207,703
 Surrenders for benefit
  payments and fees                     (175,637)               (205,025)
 Other transactions                           37                     237
 Net loan activity                           (17)                   (309)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (121,995)              1,143,917
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (127,726)              1,344,016
NET ASSETS:
 Beginning of year                       246,989               2,604,776
                                     -----------            ------------
 End of year                            $119,263              $3,948,792
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME
                                    GROWTH AND          DREYFUS VIF            DREYFUS
                                      INCOME           APPRECIATION      INTERNATIONAL STOCK
                                    PORTFOLIO            PORTFOLIO           INDEX FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,559               $(16)               $2,134
 Net realized gain (loss) on
  security transactions                    729                  1                    --
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,435                725               (10,198)
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,723                710                (8,064)
                                    ----------            -------             ---------
UNIT TRANSACTIONS:
 Purchases                              95,658                413                34,100
 Net transfers                         (26,386)             7,715                16,584
 Surrenders for benefit
  payments and fees                    (70,714)                (1)                 (430)
 Other transactions                        (19)                --                    (1)
 Net loan activity                         (13)                --                    --
 Net annuity transactions                   --                 --                    --
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,474)             8,127                50,253
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets                             9,249              8,837                42,189
NET ASSETS:
 Beginning of year                     548,374                460                22,250
                                    ----------            -------             ---------
 End of year                          $557,623             $9,297               $64,439
                                    ==========            =======             =========


                                      DREYFUS                 DREYFUS
                                       MIDCAP              SMALLCAP STOCK           DREYFUS
                                     INDEX FUND              INDEX FUND          SMALL CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,997                   $(494)               $(62)
 Net realized gain (loss) on
  security transactions                   12,656                    (132)              1,269
 Net realized gain on
  distributions                           87,315                  39,272                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (198,028)                (38,019)             (1,474)
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                             (95,060)                    627                (267)
                                    ------------            ------------            --------
UNIT TRANSACTIONS:
 Purchases                             1,082,802                 446,877                 761
 Net transfers                           219,459                   8,967                  --
 Surrenders for benefit
  payments and fees                     (187,445)                (93,257)             (7,941)
 Other transactions                           12                      39                  --
 Net loan activity                          (103)                    (84)                 --
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,114,725                 362,542              (7,180)
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets                           1,019,665                 363,169              (7,447)
NET ASSETS:
 Beginning of year                     1,137,042                 764,469               9,526
                                    ------------            ------------            --------
 End of year                          $2,156,707              $1,127,638              $2,079
                                    ============            ============            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO       BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9                 $7,248
 Net realized gain (loss) on
  security transactions                    --                    136
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (65)                 7,582
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (56)                14,966
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                                239                  2,893
 Net transfers                             --                299,569
 Surrenders for benefit
  payments and fees                        (1)                    (1)
 Other transactions                        --                     --
 Net loan activity                         --                     --
 Net annuity transactions                  --                     --
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       238                302,461
                                      -------             ----------
 Net increase (decrease) in
  net assets                              182                317,427
NET ASSETS:
 Beginning of year                      1,438                192,873
                                      -------             ----------
 End of year                           $1,620               $510,300
                                      =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      DREYFUS                                        DREYFUS
                                     SOCIALLY                DREYFUS               INTERMEDIATE
                                    RESPONSIBLE              S&P 500                   TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                  SUB-ACCOUNT (1)          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $28                  $40,285                 $36,852
 Net realized gain (loss) on
  security transactions                  1,096                   25,613                    (498)
 Net realized gain on
  distributions                             --                   25,251                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,461)                 (80,425)                 68,955
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (337)                  10,724                 105,309
                                     ---------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                1,800,336                 273,598
 Net transfers                              --                   51,093                 111,123
 Surrenders for benefit
  payments and fees                    (10,502)                (459,151)               (100,119)
 Other transactions                         --                     (465)                    134
 Net loan activity                          --                     (330)                   (118)
 Net annuity transactions                   --                       --                      --
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,502)               1,391,483                 284,618
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets                           (10,839)               1,402,207                 389,927
NET ASSETS:
 Beginning of year                      10,839                2,647,912               1,542,086
                                     ---------             ------------            ------------
 End of year                              $ --               $4,050,119              $1,932,013
                                     =========             ============            ============

                                                                                 EATON VANCE
                                    EATON VANCE            EATON VANCE            WORLDWIDE
                                     LARGE-CAP               DIVIDEND               HEALTH
                                     VALUE FUND            BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $81,160               $24,725               $(1,546)
 Net realized gain (loss) on
  security transactions                    5,217               (31,684)                  329
 Net realized gain on
  distributions                               --                    --                20,594
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (405,217)               11,103               (12,730)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (318,840)                4,144                 6,647
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,884,433               198,612                68,675
 Net transfers                          (278,137)              (16,190)               (4,906)
 Surrenders for benefit
  payments and fees                     (487,478)              (28,909)              (15,279)
 Other transactions                           59                    --                     3
 Net loan activity                          (377)                  (86)                  (54)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,118,500               153,427                48,439
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             799,660               157,571                55,086
NET ASSETS:
 Beginning of year                     6,262,392               765,852               170,288
                                    ------------            ----------            ----------
 End of year                          $7,062,052              $923,423              $225,374
                                    ============            ==========            ==========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     EATON VANCE
                                     INCOME FUND            EATON VANCE
                                      OF BOSTON            BALANCED FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $72,844                 $197
 Net realized gain (loss) on
  security transactions                     1,498                    1
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (37,140)                 (70)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               37,202                  128
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                502,382                  397
 Net transfers                            (33,236)                  --
 Surrenders for benefit
  payments and fees                      (217,167)                  (9)
 Other transactions                           222                   --
 Net loan activity                            (93)                  --
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       252,108                  388
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              289,310                  516
NET ASSETS:
 Beginning of year                        981,828               19,966
                                     ------------            ---------
 End of year                           $1,271,138              $20,482
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                                           ADVANTAGE              WELLS FARGO
                                   WELLS FARGO             EMERGING           ADVANTAGE UTILITY &
                                 ADVANTAGE ASSET            MARKETS            TELECOMMUNICATION
                                 ALLOCATION FUND          EQUITY FUND                FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,503                  $(688)                  $264
 Net realized gain (loss) on
  security transactions                     39                  5,433                     27
 Net realized gain on
  distributions                             --                  9,582                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,678)              (145,284)                 2,950
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (136)              (130,957)                 3,241
                                    ----------            -----------              ---------
UNIT TRANSACTIONS:
 Purchases                              41,892                534,642                  6,100
 Net transfers                           1,428                 92,304                     --
 Surrenders for benefit
  payments and fees                       (120)               (44,874)                  (918)
 Other transactions                         --                    (67)                    --
 Net loan activity                          --                    (45)                    --
 Net annuity transactions                   --                     --                     --
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     43,200                581,960                  5,182
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets                            43,064                451,003                  8,423
NET ASSETS:
 Beginning of year                      93,967                454,636                 18,749
                                    ----------            -----------              ---------
 End of year                          $137,031               $905,639                $27,172
                                    ==========            ===========              =========


                                   ALGER CAPITAL
                                    APPRECIATION          ALGER MID CAP        ALGER SMALL CAP
                                   INSTITUTIONAL              GROWTH                GROWTH
                                        FUND            INSTITUTIONAL FUND    INSTITUTIONAL FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,932)              $(7,385)              $(1,163)
 Net realized gain (loss) on
  security transactions                   52,444                15,477                 2,339
 Net realized gain on
  distributions                          106,320                    --                 6,105
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (198,134)              (85,633)              (14,497)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (48,302)              (77,541)               (7,216)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               804,094               172,047                39,269
 Net transfers                          (341,589)              (36,160)                9,597
 Surrenders for benefit
  payments and fees                     (292,721)              (74,347)              (10,829)
 Other transactions                          674                     1                    --
 Net loan activity                          (124)                  (75)                   (3)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      170,334                61,466                38,034
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             122,032               (16,075)               30,818
NET ASSETS:
 Beginning of year                     2,705,446               898,717               115,907
                                    ------------            ----------            ----------
 End of year                          $2,827,478              $882,642              $146,725
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       NUVEEN               NUVEEN
                                      MID CAP              SMALL CAP
                                     INDEX FUND           INDEX FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (14)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,254)              $ --
 Net realized gain (loss) on
  security transactions                   1,086                 --
 Net realized gain on
  distributions                          27,039                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (44,565)                11
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                            (19,694)                11
                                     ----------              -----
UNIT TRANSACTIONS:
 Purchases                              343,131                157
 Net transfers                           26,494                 --
 Surrenders for benefit
  payments and fees                     (22,031)                (1)
 Other transactions                           1                 --
 Net loan activity                         (146)                --
 Net annuity transactions                    --                 --
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     347,449                156
                                     ----------              -----
 Net increase (decrease) in
  net assets                            327,755                167
NET ASSETS:
 Beginning of year                      413,839                 --
                                     ----------              -----
 End of year                           $741,594               $167
                                     ==========              =====

(14) Funded as of September 22, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          NUVEEN
                                     NUVEEN           MID CAP GROWTH            NUVEEN
                                     EQUITY           OPPORTUNITIES            SMALL CAP
                                   INDEX FUND              FUND               SELECT FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (15)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4)                 $(80)                 $(63)
 Net realized gain (loss) on
  security transactions               (1,050)                   (1)                    4
 Net realized gain on
  distributions                        2,076                 7,386                   303
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (217)              (14,244)                 (359)
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             805                (6,939)                 (115)
                                    --------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             5,306                16,777                13,621
 Net transfers                          (721)              185,489                  (184)
 Surrenders for benefit
  payments and fees                      (14)                  (26)                  (11)
 Other transactions                       --                     7                    --
 Net loan activity                        --                    --                    --
 Net annuity transactions                 --                    --                    --
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,571               202,247                13,426
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets                           5,376               195,308                13,311
NET ASSETS:
 Beginning of year                     2,099                   637                    --
                                    --------            ----------             ---------
 End of year                          $7,475              $195,945               $13,311
                                    --------            ----------             ---------

                                                                                   FIDELITY
                                                                                   ADVISOR
                                     FIDELITY              FIDELITY               LEVERAGED
                                  ADVISOR EQUITY         ADVISOR VALUE             COMPANY
                                   GROWTH FUND          STRATEGIES FUND           STOCK FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,067)                 $(434)                 $3,182
 Net realized gain (loss) on
  security transactions                    530                (44,437)                  2,068
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,155)                 9,406                (228,336)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,692)               (35,465)               (223,086)
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                              31,593                  1,958                 527,498
 Net transfers                          30,855                (37,892)                (94,694)
 Surrenders for benefit
  payments and fees                    (14,498)               (90,029)               (120,694)
 Other transactions                          8                     --                      (3)
 Net loan activity                         (16)                    --                     (67)
 Net annuity transactions                   --                     --                      --
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,942               (125,963)                312,040
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                            43,250               (161,428)                 88,954
NET ASSETS:
 Beginning of year                      91,511                452,131               1,678,921
                                    ----------            -----------            ------------
 End of year                          $134,761               $290,703              $1,767,875
                                    ----------            -----------            ------------

(15) Funded as of February 28, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FIDELITY
                                   ADVISOR STOCK           FEDERATED
                                     SELECTOR               CAPITAL
                                   ALL CAP FUND        APPRECIATION FUND
                                 SUB-ACCOUNT (16)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(63)                 $(44)
 Net realized gain (loss) on
  security transactions                    18                    83
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (308)                 (585)
                                      -------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (353)                 (546)
                                      -------               -------
UNIT TRANSACTIONS:
 Purchases                                740                 2,144
 Net transfers                             --                    --
 Surrenders for benefit
  payments and fees                      (932)                 (325)
 Other transactions                        --                     2
 Net loan activity                         --                   (10)
 Net annuity transactions                  --                    --
                                      -------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (192)                1,811
                                      -------               -------
 Net increase (decrease) in
  net assets                             (545)                1,265
NET ASSETS:
 Beginning of year                      5,290                 7,939
                                      -------               -------
 End of year                           $4,745                $9,204
                                      =======               =======

(16) Formerly Fidelity Advisor Dynamic Cap Appreciation Fund. Change effective July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FEDERATED             FEDERATED
                                     FEDERATED           FUND FOR U.S.            MID CAP
                                      EQUITY               GOVERNMENT             GROWTH
                                 INCOME FUND, INC.      SECURITIES FUND       STRATEGIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $485                 $7,777                $(403)
 Net realized gain (loss) on
  security transactions                     16                    825                  167
 Net realized gain on
  distributions                             --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,218                  1,782               (1,933)
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,719                 10,384               (2,169)
                                     ---------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               3,680                107,676                9,115
 Net transfers                              --                 51,279               (3,000)
 Surrenders for benefit
  payments and fees                       (209)               (53,043)              (2,084)
 Other transactions                         --                      9                    1
 Net loan activity                          --                    (28)                  --
 Net annuity transactions                   --                     --                   --
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,471                105,893                4,032
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets                             5,190                116,277                1,863
NET ASSETS:
 Beginning of year                      25,717                293,087               44,716
                                     ---------             ----------            ---------
 End of year                           $30,907               $409,364              $46,579
                                     =========             ==========            =========


                                    FEDERATED                                     FEDERATED
                                   HIGH INCOME            FEDERATED              SHORT-TERM
                                    BOND FUND            KAUFMAN FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,392                $(31,030)                $3,794
 Net realized gain (loss) on
  security transactions                    --                  41,581                  6,859
 Net realized gain on
  distributions                            --                  70,386                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,128)               (650,549)                (6,953)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,264                (569,612)                 3,700
                                    ---------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,074               1,024,355                  2,051
 Net transfers                             --                (158,790)                (7,845)
 Surrenders for benefit
  payments and fees                      (671)               (265,960)              (111,096)
 Other transactions                        --                      13                      4
 Net loan activity                         --                    (182)                    --
 Net annuity transactions                  --                      --                     --
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,403                 599,436               (116,886)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets                            4,667                  29,824               (113,186)
NET ASSETS:
 Beginning of year                     36,297               3,515,497                302,137
                                    ---------            ------------            -----------
 End of year                          $40,964              $3,545,321               $188,951
                                    =========            ============            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FEDERATED            FEDERATED
                                    TOTAL RETURN            CLOVER
                                     BOND FUND            VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,736               $ --
 Net realized gain (loss) on
  security transactions                      29                 10
 Net realized gain on
  distributions                           3,086                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,807                (12)
                                     ----------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,658                 (2)
                                     ----------             ------
UNIT TRANSACTIONS:
 Purchases                               67,873                 --
 Net transfers                           (1,958)                --
 Surrenders for benefit
  payments and fees                     (12,835)              (114)
 Other transactions                          15                 (1)
 Net loan activity                          (18)                --
 Net annuity transactions                    --                 --
                                     ----------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,077               (115)
                                     ----------             ------
 Net increase (decrease) in
  net assets                             68,735               (117)
NET ASSETS:
 Beginning of year                      316,982                117
                                     ----------             ------
 End of year                           $385,717               $ --
                                     ==========             ======

(1)  Not Funded as of December 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH             FIDELITY VIP
                                 INTERNATIONAL        OPPORTUNITIES           OVERSEAS
                                 LEADERS FUND           PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(12)               $(1,818)                $358
 Net realized gain (loss) on
  security transactions                   6                (10,580)                   1
 Net realized gain on
  distributions                          --                     --                   77
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (308)                23,365               (8,800)
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (314)                10,967               (8,364)
                                    -------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              454                 18,637                5,775
 Net transfers                         (193)               (87,179)                  --
 Surrenders for benefit
  payments and fees                      (3)              (149,930)                  (1)
 Other transactions                      --                      1                   --
 Net loan activity                       --                     --                   --
 Net annuity transactions                --                     --                   --
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     258               (218,471)               5,774
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets                            (56)              (207,504)              (2,590)
NET ASSETS:
 Beginning of year                    1,440                449,503               42,955
                                    -------            -----------            ---------
 End of year                         $1,384               $241,999              $40,365
                                    =======            ===========            =========

                                                                               FIDELITY VIP
                                   FIDELITY VIP          FIDELITY VIP            GROWTH &
                                 VALUE STRATEGIES          BALANCED               INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $394                $6,790                $1,006
 Net realized gain (loss) on
  security transactions                 (4,804)               (1,835)               (4,817)
 Net realized gain on
  distributions                             --                 1,850                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,208)              (39,524)                2,075
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (20,618)              (32,719)               (1,736)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,850                 5,775                 4,125
 Net transfers                          52,978                69,309                (3,520)
 Surrenders for benefit
  payments and fees                    (15,214)              (14,392)              (39,125)
 Other transactions                         --                    --                    --
 Net loan activity                          --                    --                    --
 Net annuity transactions                   --                (6,004)                   --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,614                54,688               (38,520)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            18,996                21,969               (40,256)
NET ASSETS:
 Beginning of year                     127,682               634,473               148,436
                                    ----------            ----------            ----------
 End of year                          $146,678              $656,442              $108,180
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP
                                  FREEDOM 2020        FREEDOM 2030
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $145                 $989
 Net realized gain (loss) on
  security transactions                   --                   (1)
 Net realized gain on
  distributions                           36                  203
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (303)              (3,788)
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (122)              (2,597)
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,247               38,074
 Net transfers                            --                   --
 Surrenders for benefit
  payments and fees                       --                  (48)
 Other transactions                       --                   --
 Net loan activity                        --                   --
 Net annuity transactions                 --                   --
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,247               38,026
                                     -------            ---------
 Net increase (decrease) in
  net assets                           1,125               35,429
NET ASSETS:
 Beginning of year                     8,177               31,607
                                     -------            ---------
 End of year                          $9,302              $67,036
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP            TEMPLETON
                                   FREEDOM 2015        FREEDOM 2025             GLOBAL
                                    PORTFOLIO            PORTFOLIO        OPPORTUNITIES TRUST
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,380                $83                   $330
 Net realized gain (loss) on
  security transactions                     --                 --                    110
 Net realized gain on
  distributions                          1,231                 16                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,274)              (195)                (4,319)
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,663)               (96)                (3,879)
                                    ----------            -------              ---------
UNIT TRANSACTIONS:
 Purchases                              10,261              4,518                 36,038
 Net transfers                          26,304                 --                 (3,096)
 Surrenders for benefit
  payments and fees                         (9)                (1)                (3,752)
 Other transactions                         --                 --                     --
 Net loan activity                          --                 --                    (15)
 Net annuity transactions                   --                 --                     --
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,556              4,517                 29,175
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets                            33,893              4,421                 25,296
NET ASSETS:
 Beginning of year                     203,193                546                  8,920
                                    ----------            -------              ---------
 End of year                          $237,086             $4,967                $34,216
                                    ==========            =======              =========

                                     TEMPLETON               FRANKLIN               FRANKLIN
                                     DEVELOPING                HIGH                STRATEGIC
                                   MARKETS TRUST           INCOME FUND            INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,452               $32,804                $113,847
 Net realized gain (loss) on
  security transactions                    9,928                (1,021)                 13,840
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (245,620)              (24,754)                (91,205)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (231,240)                7,029                  36,482
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               298,307               243,091                 684,119
 Net transfers                          (190,925)              324,009                 (89,150)
 Surrenders for benefit
  payments and fees                      (91,195)              (42,608)               (144,392)
 Other transactions                           --                    --                      57
 Net loan activity                          (104)                  (38)                    (83)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       16,083               524,454                 450,551
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (215,157)              531,483                 487,033
NET ASSETS:
 Beginning of year                     1,415,974               234,881               1,958,670
                                    ------------            ----------            ------------
 End of year                          $1,200,817              $766,364              $2,445,703
                                    ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      TEMPLETON                FRANKLIN
                                        GLOBAL             U.S. GOVERNMENT
                                      BOND FUND            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $139,490                 $27,949
 Net realized gain (loss) on
  security transactions                   (17,087)                  1,033
 Net realized gain on
  distributions                            16,976                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (251,568)                 25,642
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (112,189)                 54,624
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                916,543                 214,771
 Net transfers                             69,515                  51,159
 Surrenders for benefit
  payments and fees                      (203,882)                (49,621)
 Other transactions                            (5)                      1
 Net loan activity                            (88)                    (61)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       782,083                 216,249
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              669,894                 270,873
NET ASSETS:
 Beginning of year                      2,091,069                 884,112
                                     ------------            ------------
 End of year                           $2,760,963              $1,154,985
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN
                                     SMALL CAP             MUTUAL GLOBAL             TEMPLETON
                                     VALUE FUND            DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,578)                $75,898                 $19,554
 Net realized gain (loss) on
  security transactions                   (3,008)                 (2,525)                  6,240
 Net realized gain on
  distributions                           77,792                 191,194                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (149,100)               (575,839)               (152,721)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (78,894)               (311,272)               (126,927)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               361,005               2,894,656                 319,911
 Net transfers                           121,624                (274,531)               (319,040)
 Surrenders for benefit
  payments and fees                     (136,428)               (755,242)               (184,681)
 Other transactions                           (1)                      3                     (13)
 Net loan activity                          (166)                   (540)                   (147)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      346,034               1,864,346                (183,970)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             267,140               1,553,074                (310,897)
NET ASSETS:
 Beginning of year                     1,633,573               7,104,620               1,783,082
                                    ------------            ------------            ------------
 End of year                          $1,900,713              $8,657,694              $1,472,185
                                    ============            ============            ============

                                                                                     FRANKLIN
                                      FRANKLIN                FRANKLIN                TOTAL
                                    INCOME FUND             GROWTH FUND            RETURN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $406,856                 $(5,866)               $9,906
 Net realized gain (loss) on
  security transactions                   12,558                  19,688                  (141)
 Net realized gain on
  distributions                               --                   3,869                 3,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (294,383)                (21,638)               (1,860)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             125,031                  (3,947)               11,120
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,809,987                 459,319                93,660
 Net transfers                          (614,247)               (128,269)               (6,686)
 Surrenders for benefit
  payments and fees                     (843,130)                (59,011)              (25,747)
 Other transactions                          235                     (66)                   29
 Net loan activity                          (176)                   (198)                  (34)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      352,669                 271,775                61,222
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             477,700                 267,828                72,342
NET ASSETS:
 Beginning of year                     6,655,238               1,163,766               224,140
                                    ------------            ------------            ----------
 End of year                          $7,132,938              $1,431,594              $296,482
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                    BALANCE SHEET               MUTUAL
                                   INVESTMENT FUND           BEACON FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,629                 $18,358
 Net realized gain (loss) on
  security transactions                   (17,588)                 (2,009)
 Net realized gain on
  distributions                           277,933                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (450,335)                (55,098)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (188,361)                (38,749)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                203,183                 215,036
 Net transfers                           (150,928)                (68,213)
 Surrenders for benefit
  payments and fees                      (291,752)                (63,693)
 Other transactions                          (202)                     28
 Net loan activity                            (55)                    (83)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (239,754)                 83,075
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (428,115)                 44,326
NET ASSETS:
 Beginning of year                      2,935,929                 983,525
                                     ------------            ------------
 End of year                           $2,507,814              $1,027,851
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $60,098                $(32,674)                $35,399
 Net realized gain (loss) on
  security transactions                  (13,495)                (43,454)                 17,327
 Net realized gain on
  distributions                               --                 237,776                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (158,569)               (506,831)                (78,119)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (111,966)               (345,183)                (25,393)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               686,784               1,400,785                 660,412
 Net transfers                          (144,858)               (598,172)               (204,103)
 Surrenders for benefit
  payments and fees                     (305,508)               (410,128)               (270,948)
 Other transactions                           14                     193                     (41)
 Net loan activity                          (481)                    (79)                    (89)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      235,951                 392,599                 185,231
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             123,985                  47,416                 159,838
NET ASSETS:
 Beginning of year                     4,094,623               5,158,185               2,130,779
                                    ------------            ------------            ------------
 End of year                          $4,218,608              $5,205,601              $2,290,617
                                    ============            ============            ============

                                      FRANKLIN                FRANKLIN
                                     TEMPLETON               TEMPLETON
                                       GROWTH                 MODERATE           TEMPLETON
                                  ALLOCATION FUND         ALLOCATION FUND      FOREIGN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,229                 $75,548            $253,355
 Net realized gain (loss) on
  security transactions                   92,020                  20,430             (62,642)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (272,789)               (242,165)         (2,079,478)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (150,540)               (146,187)         (1,888,765)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                             1,127,824               1,219,177           3,702,534
 Net transfers                          (220,547)                178,154            (729,892)
 Surrenders for benefit
  payments and fees                     (325,459)               (545,625)           (980,769)
 Other transactions                           34                       6                 787
 Net loan activity                           (94)                   (368)               (432)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      581,758                 851,344           1,992,228
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             431,218                 705,157             103,463
NET ASSETS:
 Beginning of year                     3,332,518               4,849,250          11,599,474
                                    ------------            ------------       -------------
 End of year                          $3,763,736              $5,554,407         $11,702,937
                                    ============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                   SMALL-MID CAP       HIGHLAND PREMIER
                                       GROWTH               GROWTH
                                  SECURITIES FUND         EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (17)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,716)               $(293)
 Net realized gain (loss) on
  security transactions                 (10,316)               4,013
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (6,160)              (3,674)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,192)                  46
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                2,684                6,680
 Net transfers                          (68,438)             (16,445)
 Surrenders for benefit
  payments and fees                      (7,210)              (2,832)
 Other transactions                          --                   (2)
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (72,964)             (12,599)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            (91,156)             (12,553)
NET ASSETS:
 Beginning of year                      193,048               44,111
                                     ----------            ---------
 End of year                           $101,892              $31,558
                                     ==========            =========

(17) Formerly GE Premier Growth Equity Fund. Change effective February 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                  GOLDMAN SACHS           CAPITAL            CORE FIXED
                                  BALANCED FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $576                $(139)                $372
 Net realized gain (loss) on
  security transactions                 2,723                   72                   17
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              93                 (263)               2,799
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,392                 (330)               3,188
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             15,453                1,959               17,666
 Net transfers                        (36,256)                  --                 (284)
 Surrenders for benefit
  payments and fees                    (4,117)              (1,939)              (6,652)
 Other transactions                        --                   --                   74
 Net loan activity                        (20)                  --                   --
 Net annuity transactions                  --                   --                   --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (24,940)                  20               10,804
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                          (21,548)                (310)              13,992
NET ASSETS:
 Beginning of year                     97,714               12,178               49,091
                                    ---------            ---------            ---------
 End of year                          $76,166              $11,868              $63,083
                                    =========            =========            =========

                                  GOLDMAN SACHS         GOLDMAN SACHS           GOLDMAN SACHS
                                 STRUCTURED U.S.          GOVERNMENT               GROWTH &
                                   EQUITY FUND           INCOME FUND             INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4                   $19,231                  $2,818
 Net realized gain (loss) on
  security transactions                   1                     5,453                 (21,420)
 Net realized gain on
  distributions                          --                    56,305                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6                    58,155                 (59,610)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             11                   139,144                 (78,212)
                                      -----              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              153                   697,051                  92,879
 Net transfers                           --                   (41,066)               (720,006)
 Surrenders for benefit
  payments and fees                      (5)                 (295,756)               (121,239)
 Other transactions                      --                        63                      --
 Net loan activity                       --                       (47)                     (9)
 Net annuity transactions                --                        --                      --
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     148                   360,245                (748,375)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets                            159                   499,389                (826,587)
NET ASSETS:
 Beginning of year                      342                 2,148,360               1,044,937
                                      -----              ------------            ------------
 End of year                           $501                $2,647,749                $218,350
                                      =====              ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           GOLDMAN SACHS
                                    GOLDMAN SACHS          CONCENTRATED
                                        GROWTH             INTERNATIONAL
                                  OPPORTUNITIES FUND        EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,300)                 $238
 Net realized gain (loss) on
  security transactions                     (264)                   (8)
 Net realized gain on
  distributions                           20,120                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (34,084)               (2,355)
                                      ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (16,528)               (2,125)
                                      ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                99,540                 5,531
 Net transfers                            34,766                   594
 Surrenders for benefit
  payments and fees                       (9,178)                 (484)
 Other transactions                           (1)                   --
 Net loan activity                           (57)                   --
 Net annuity transactions                     --                    --
                                      ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      125,070                 5,641
                                      ----------             ---------
 Net increase (decrease) in
  net assets                             108,542                 3,516
NET ASSETS:
 Beginning of year                       239,335                 6,810
                                      ----------             ---------
 End of year                            $347,877               $10,326
                                      ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                      MID CAP                SMALL CAP             STRATEGIC
                                     VALUE FUND              VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,855)               $(13,464)              $(60)
 Net realized gain (loss) on
  security transactions                  112,554                  49,059                (29)
 Net realized gain on
  distributions                               --                  38,414                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (469,589)                (97,958)              (178)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (358,890)                (23,949)              (267)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                               626,647                 644,831              2,055
 Net transfers                          (396,145)                (29,065)                --
 Surrenders for benefit
  payments and fees                     (487,839)               (130,939)              (465)
 Other transactions                          (71)                    741                  1
 Net loan activity                          (576)                   (131)                --
 Net annuity transactions                     --                      --                 --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (257,984)                485,437              1,591
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (616,874)                461,488              1,324
NET ASSETS:
 Beginning of year                     4,969,035               1,783,178              5,082
                                    ------------            ------------            -------
 End of year                          $4,352,161              $2,244,666             $6,406
                                    ============            ============            =======

                                   GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                        HIGH                LARGE CAP           SMALL/MID CAP
                                     YIELD FUND             VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $173,653                $2,268               $(4,097)
 Net realized gain (loss) on
  security transactions                   (4,905)                1,461                 1,662
 Net realized gain on
  distributions                           28,420                    --                23,028
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (152,461)              (37,619)              (46,050)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              44,707               (33,890)              (25,457)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               763,893               121,449               100,496
 Net transfers                           151,312                60,188                 1,987
 Surrenders for benefit
  payments and fees                     (239,325)               (6,863)              (52,539)
 Other transactions                          557                    --                    26
 Net loan activity                          (132)                  (27)                  (41)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      676,305               174,747                49,929
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             721,012               140,857                24,472
NET ASSETS:
 Beginning of year                     2,199,886               249,229               469,059
                                    ------------            ----------            ----------
 End of year                          $2,920,898              $390,086              $493,531
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS            JOHN HANCOCK
                                 SATELLITE STRATEGIES         SMALL CAP
                                      PORTFOLIO              EQUITY FUND
                                   SUB-ACCOUNT (18)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --                     $13,021
 Net realized gain (loss) on
  security transactions                    --                      29,435
 Net realized gain on
  distributions                            --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                    (140,553)
                                         ----                ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               --                     (98,097)
                                         ----                ------------
UNIT TRANSACTIONS:
 Purchases                                 15                     166,760
 Net transfers                             --                    (193,056)
 Surrenders for benefit
  payments and fees                        --                    (125,728)
 Other transactions                        --                          --
 Net loan activity                         --                         (26)
 Net annuity transactions                  --                          --
                                         ----                ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15                    (152,050)
                                         ----                ------------
 Net increase (decrease) in
  net assets                               15                    (250,147)
NET ASSETS:
 Beginning of year                         --                   1,302,980
                                         ----                ------------
 End of year                              $15                  $1,052,833
                                         ====                ============

(18) Funded as of December 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                       FROST                 HARTFORD             TOTAL
                                  DIVIDEND VALUE             ADVISERS          RETURN BOND
                                    EQUITY FUND              HLS FUND           HLS FUND
                                 SUB-ACCOUNT (19)          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $45                  $79,165            $(89,478)
 Net realized gain (loss) on
  security transactions                   (235)                  46,666               1,359
 Net realized gain on
  distributions                             --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (373)                 (10,068)          1,650,375
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (563)                 115,763           1,562,256
                                     ---------             ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              10,386                  280,478           4,091,661
 Net transfers                              86                 (215,860)         (8,819,064)
 Surrenders for benefit
  payments and fees                         (6)                (862,406)         (2,517,465)
 Other transactions                         --                       11                 102
 Net loan activity                          --                      (31)               (682)
 Net annuity transactions                   --                       --             (14,894)
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,466                 (797,808)         (7,260,342)
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets                             9,903                 (682,045)         (5,698,086)
NET ASSETS:
 Beginning of year                          --                8,199,270          28,333,768
                                     ---------             ------------       -------------
 End of year                            $9,903               $7,517,225         $22,635,682
                                     =========             ============       =============

                                      HARTFORD            HARTFORD
                                       CAPITAL            DIVIDEND                HARTFORD
                                    APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                      HLS FUND            HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $40,898            $375,914               $(3,187)
 Net realized gain (loss) on
  security transactions                  (345,197)            (93,846)                4,667
 Net realized gain on
  distributions                                --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,869,563)           (201,114)              (48,727)
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,173,862)             80,954               (47,247)
                                    -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              2,273,363           5,120,183                79,228
 Net transfers                           (798,371)         (1,327,991)              (81,723)
 Surrenders for benefit
  payments and fees                    (1,778,460)         (1,617,046)              (22,716)
 Other transactions                          (205)              1,500                    41
 Net loan activity                           (485)               (393)                  (27)
 Net annuity transactions                  (7,771)             (8,890)                   --
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (311,929)          2,167,363               (25,197)
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets                           (3,485,791)          2,248,317               (72,444)
NET ASSETS:
 Beginning of year                     26,553,963          22,196,919               514,252
                                    -------------       -------------            ----------
 End of year                          $23,068,172         $24,445,236              $441,808
                                    =============       =============            ==========

(19) Funded as of January 10, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD
                                      HEALTHCARE           GLOBAL GROWTH
                                       HLS FUND              HLS FUND
                                   SUB-ACCOUNT (20)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,715)               $(583)
 Net realized gain (loss) on
  security transactions                    (1,221)                  71
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              82,873              (11,014)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               73,937              (11,526)
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                152,621               16,478
 Net transfers                             59,233                 (204)
 Surrenders for benefit
  payments and fees                       (73,697)              (1,523)
 Other transactions                            (1)                  (1)
 Net loan activity                            (52)                  --
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       138,104               14,750
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              212,041                3,224
NET ASSETS:
 Beginning of year                      1,094,498               66,076
                                     ------------            ---------
 End of year                           $1,306,539              $69,300
                                     ============            =========

(20) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                                    HARTFORD
                                  DISCIPLINED           HARTFORD                GROWTH
                                    EQUITY               GROWTH             OPPORTUNITIES
                                   HLS FUND             HLS FUND               HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(15)              $(3,122)               $(25,358)
 Net realized gain (loss) on
  security transactions                 (14)               11,272                  19,411
 Net realized gain on
  distributions                          --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7)              (44,121)               (287,947)
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36)              (35,971)               (293,894)
                                    -------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                            1,262                89,828                 684,521
 Net transfers                           --                  (504)               (156,913)
 Surrenders for benefit
  payments and fees                    (723)              (74,908)               (399,158)
 Other transactions                      --                    (7)                    (23)
 Net loan activity                       --                   (11)                   (190)
 Net annuity transactions                --                    --                      --
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     539                14,398                 128,237
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets                            503               (21,573)               (165,657)
NET ASSETS:
 Beginning of year                    4,126               365,468               2,797,251
                                    -------            ----------            ------------
 End of year                         $4,629              $343,895              $2,631,594
                                    =======            ==========            ============

                                                              HARTFORD
                                      HARTFORD             INTERNATIONAL         HARTFORD
                                       INDEX               OPPORTUNITIES          MIDCAP
                                      HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $90,937                $(10,517)            $30,162
 Net realized gain (loss) on
  security transactions                   16,307                 (17,022)            (91,053)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,941)               (196,084)         (1,263,469)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              95,303                (223,623)         (1,324,360)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               928,386                 105,242           2,737,502
 Net transfers                          (622,751)               (123,510)         (1,167,682)
 Surrenders for benefit
  payments and fees                     (680,827)               (172,035)         (1,320,692)
 Other transactions                          418                      20                 624
 Net loan activity                          (490)                    (36)                (61)
 Net annuity transactions                 (6,581)                     --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (381,845)               (190,319)            249,691
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (286,542)               (413,942)         (1,074,669)
NET ASSETS:
 Beginning of year                     8,987,012               1,664,630          14,744,596
                                    ------------            ------------       -------------
 End of year                          $8,700,470              $1,250,688         $13,669,927
                                    ============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET            SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(78,139)               $(28,947)
 Net realized gain (loss) on
  security transactions                         --                  (2,479)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                (198,778)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (78,139)               (230,204)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,707,177                 791,074
 Net transfers                             364,314                  52,130
 Surrenders for benefit
  payments and fees                     (2,428,088)               (199,440)
 Other transactions                             41                     450
 Net loan activity                            (763)                    (86)
 Net annuity transactions                   (8,300)                     --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (365,619)                644,128
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (443,758)                413,924
NET ASSETS:
 Beginning of year                      11,848,118               4,066,244
                                     -------------            ------------
 End of year                           $11,404,360              $4,480,168
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                     HARTFORD          HARTFORD             U.S. GOVERNMENT
                                 SMALLCAP GROWTH         STOCK                 SECURITIES
                                     HLS FUND          HLS FUND                 HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,444)            $37,601                 $13,553
 Net realized gain (loss) on
  security transactions                 20,997              70,337                  (2,121)
 Net realized gain on
  distributions                             --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,680)           (187,801)                 23,706
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               873             (79,863)                 35,138
                                    ----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              44,415             166,382                 843,946
 Net transfers                           3,200            (720,553)                105,135
 Surrenders for benefit
  payments and fees                    (57,760)           (419,439)               (168,358)
 Other transactions                         --                 (12)                     --
 Net loan activity                         (16)                 --                      --
 Net annuity transactions                   --                  --                      --
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,161)           (973,622)                780,723
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets                            (9,288)         (1,053,485)                815,861
NET ASSETS:
 Beginning of year                     229,908           6,233,382                 866,372
                                    ----------       -------------            ------------
 End of year                          $220,620          $5,179,897              $1,682,233
                                    ==========       =============            ============

                                                                                  THE HARTFORD
                                      HARTFORD             THE HARTFORD              TARGET
                                       VALUE                CHECKS AND             RETIREMENT
                                      HLS FUND            BALANCES FUND            2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,324                $4,318                 $16,842
 Net realized gain (loss) on
  security transactions                    9,629                  (902)                 (1,020)
 Net realized gain on
  distributions                               --                 1,430                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (52,909)              (19,498)                (28,374)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (31,956)              (14,652)                (12,552)
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               151,972               326,957                 622,014
 Net transfers                           (43,215)                   --                 (14,547)
 Surrenders for benefit
  payments and fees                     (135,125)              (52,405)               (130,254)
 Other transactions                          (10)                   (4)                     38
 Net loan activity                           (48)                  (12)                    (88)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (26,426)              274,536                 477,163
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (58,382)              259,884                 464,611
NET ASSETS:
 Beginning of year                     1,219,018                75,522                 637,026
                                    ------------            ----------            ------------
 End of year                          $1,160,636              $335,406              $1,101,637
                                    ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                        TARGET                  TARGET
                                      RETIREMENT              RETIREMENT
                                      2020 FUND               2030 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $40,832                 $19,849
 Net realized gain (loss) on
  security transactions                   (17,857)                 11,177
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (103,915)               (136,905)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (80,940)               (105,879)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,124,970               1,619,788
 Net transfers                            210,641                  79,199
 Surrenders for benefit
  payments and fees                      (196,642)               (206,429)
 Other transactions                           (29)                   (238)
 Net loan activity                           (128)                   (475)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,138,812               1,491,845
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            2,057,872               1,385,966
NET ASSETS:
 Beginning of year                      1,828,026               1,505,017
                                     ------------            ------------
 End of year                           $3,885,898              $2,890,983
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                    DIVIDEND AND            INTERNATIONAL           THE HARTFORD
                                    GROWTH FUND          OPPORTUNITIES FUND         MIDCAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,101                   $416                 $(2,020)
 Net realized gain (loss) on
  security transactions                     (614)                    23                    (446)
 Net realized gain on
  distributions                               --                     --                  25,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (24,669)                (9,156)                (47,373)
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,182)                (8,717)                (24,724)
                                    ------------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                               434,683                 72,763                  99,236
 Net transfers                           632,518                  5,750                 122,417
 Surrenders for benefit
  payments and fees                     (178,179)                (4,572)                 (7,057)
 Other transactions                         (310)                    --                      (1)
 Net loan activity                           (42)                    --                      (8)
 Net annuity transactions                     --                     --                      --
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      888,670                 73,941                 214,587
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets                             876,488                 65,224                 189,863
NET ASSETS:
 Beginning of year                       556,944                  4,180                  39,661
                                    ------------              ---------              ----------
 End of year                          $1,433,432                $69,404                $229,524
                                    ============              =========              ==========

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      SMALL              TOTAL RETURN           HEALTHCARE
                                   COMPANY FUND           BOND FUND                FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (21)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,728)               $4,697                 $(463)
 Net realized gain (loss) on
  security transactions                 (1,073)                   62                    (3)
 Net realized gain on
  distributions                         27,744                 1,079                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (59,039)                4,860                 2,694
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (36,096)               10,698                 2,228
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             377,669                58,657                19,010
 Net transfers                          38,422                39,105                18,704
 Surrenders for benefit
  payments and fees                    (42,816)               (4,950)                 (426)
 Other transactions                       (269)                  (32)                    1
 Net loan activity                         (28)                  (46)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    372,978                92,734                37,289
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                           336,882               103,432                39,517
NET ASSETS:
 Beginning of year                     387,770               120,183                25,495
                                    ----------            ----------             ---------
 End of year                          $724,652              $223,615               $65,012
                                    ==========            ==========             =========

(21) Formerly The Hartford Global Health Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   THE HARTFORD       THE HARTFORD
                                      GROWTH         EQUITY GROWTH
                                OPPORTUNITIES FUND  ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(701)            $(3,827)
 Net realized gain (loss) on
  security transactions                 (120)              2,773
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (6,993)            (47,884)
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (7,814)            (48,938)
                                     -------            --------
UNIT TRANSACTIONS:
 Purchases                            34,115             372,684
 Net transfers                         3,243             (15,010)
 Surrenders for benefit
  payments and fees                   (5,919)           (126,570)
 Other transactions                        2                  --
 Net loan activity                       (23)               (113)
 Net annuity transactions                 --                  --
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   31,418             230,991
                                     -------            --------
 Net increase (decrease) in
  net assets                          23,604             182,053
NET ASSETS:
 Beginning of year                    47,967             629,719
                                     -------            --------
 End of year                         $71,571            $811,772
                                     =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                     BALANCED            CONSERVATIVE            CAPITAL
                                 ALLOCATION FUND       ALLOCATION FUND      APPRECIATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $38,327               $35,058               $64,108
 Net realized gain (loss) on
  security transactions                  5,263                55,799                (3,664)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (116,902)              (76,417)           (1,313,186)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (73,312)               14,440            (1,252,742)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             764,062               300,925             2,249,605
 Net transfers                         (47,653)              (24,281)              456,031
 Surrenders for benefit
  payments and fees                   (237,729)             (592,158)             (767,613)
 Other transactions                        (75)                   --                   681
 Net loan activity                        (167)                 (125)                 (372)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    478,438              (315,639)            1,938,332
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           405,126              (301,199)              685,590
NET ASSETS:
 Beginning of year                   2,803,769             2,297,217             6,460,516
                                    ----------            ----------            ----------
 End of year                        $3,208,895            $1,996,018            $7,146,106
                                    ==========            ==========            ==========

                                   THE HARTFORD
                                      GROWTH             THE HARTFORD          THE HARTFORD
                                 ALLOCATION FUND         MONEY MARKET      INFLATION PLUS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,503              $(13,017)              $20,799
 Net realized gain (loss) on
  security transactions                  4,930                    --                 3,368
 Net realized gain on
  distributions                             --                    --                48,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (95,775)                   --                46,912
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (85,342)              (13,017)              119,409
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             480,910               581,671               352,772
 Net transfers                         (71,982)              227,530               (76,995)
 Surrenders for benefit
  payments and fees                    (78,174)             (300,827)              (39,287)
 Other transactions                        (29)                   10                    22
 Net loan activity                         (40)                 (915)                  (73)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    330,685               507,469               236,439
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           245,343               494,452               355,848
NET ASSETS:
 Beginning of year                   1,360,927             1,632,250               851,406
                                    ----------            ----------            ----------
 End of year                        $1,606,270            $2,126,702            $1,207,254
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        THE HARTFORD
                                   THE HARTFORD            EQUITY
                                    VALUE FUND           INCOME FUND
                                 SUB-ACCOUNT (22)        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8                  $647
 Net realized gain (loss) on
  security transactions                    --                  (579)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (39)                  584
                                      -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (31)                  652
                                      -------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,381                86,138
 Net transfers                             --                (1,156)
 Surrenders for benefit
  payments and fees                        (9)               (8,992)
 Other transactions                        --                    --
 Net loan activity                         --                   (22)
 Net annuity transactions                  --                    --
                                      -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,372                75,968
                                      -------             ---------
 Net increase (decrease) in
  net assets                            1,341                76,620
NET ASSETS:
 Beginning of year                         --                 3,407
                                      -------             ---------
 End of year                           $1,341               $80,027
                                      =======             =========

(22) Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2015 FUND               2025 FUND               2035 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $17,904                 $22,860                  $6,991
 Net realized gain (loss) on
  security transactions                   (1,694)                  5,875                  (2,139)
 Net realized gain on
  distributions                           29,646                  70,483                  40,828
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,824)               (154,000)                (87,599)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (8,968)                (54,782)                (41,919)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               792,321               1,138,704                 721,279
 Net transfers                            69,806                  59,961                 (39,126)
 Surrenders for benefit
  payments and fees                      (50,942)               (342,732)                (67,144)
 Other transactions                         (275)                      5                       1
 Net loan activity                           (50)                   (342)                   (189)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      810,860                 855,596                 614,821
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             801,892                 800,814                 572,902
NET ASSETS:
 Beginning of year                       354,553               2,223,292                 592,790
                                    ------------            ------------            ------------
 End of year                          $1,156,445              $3,024,106              $1,165,692
                                    ============            ============            ============

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2040 FUND             2045 FUND             2050 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,475                $5,108                $1,734
 Net realized gain (loss) on
  security transactions                   (313)                1,332                  (607)
 Net realized gain on
  distributions                         24,205                53,850                22,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (75,135)              (82,836)              (53,096)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (44,768)              (22,546)              (29,243)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             738,320               580,847               393,021
 Net transfers                          26,784                13,394                 5,827
 Surrenders for benefit
  payments and fees                    (27,619)              (15,878)              (64,097)
 Other transactions                       (116)                    2                    --
 Net loan activity                        (308)                  (63)                 (370)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    737,061               578,302               334,381
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           692,293               555,756               305,138
NET ASSETS:
 Beginning of year                     287,726               416,910               200,583
                                    ----------            ----------            ----------
 End of year                          $980,019              $972,666              $505,721
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   THE HARTFORD
                                   INTERNATIONAL       HOTCHKIS AND WILEY
                                   SMALL COMPANY            LARGE CAP
                                       FUND                VALUE FUND
                                  SUB-ACCOUNT (7)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3                    $7,564
 Net realized gain (loss) on
  security transactions                   --                    (8,514)
 Net realized gain on
  distributions                           --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (56)                  (26,863)
                                       -----               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (53)                  (27,813)
                                       -----               -----------
UNIT TRANSACTIONS:
 Purchases                               656                    93,182
 Net transfers                            43                   (23,704)
 Surrenders for benefit
  payments and fees                       (3)                 (142,095)
 Other transactions                       --                        (1)
 Net loan activity                        --                       (46)
 Net annuity transactions                 --                        --
                                       -----               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      696                   (72,664)
                                       -----               -----------
 Net increase (decrease) in
  net assets                             643                  (100,477)
NET ASSETS:
 Beginning of year                        --                   713,080
                                       -----               -----------
 End of year                            $643                  $612,603
                                       =====               ===========

(7)  Funded as of July 6, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO V.I.
                                    TECHNOLOGY             INVESCO                INVESCO
                                       FUND              LEISURE FUND         TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(700)              $(2,603)               $(3,251)
 Net realized gain (loss) on
  security transactions                 (7,890)                  573                 45,889
 Net realized gain on
  distributions                             --                11,961                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,093)              (25,281)               (47,675)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,683)              (15,350)                (5,037)
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 449                28,381                 63,012
 Net transfers                          (1,802)              (42,806)              (178,932)
 Surrenders for benefit
  payments and fees                     (3,561)              (18,063)               (77,347)
 Other transactions                         --                    (1)                    --
 Net loan activity                          --                   (41)                   (15)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,914)              (32,530)              (193,282)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (21,597)              (47,880)              (198,319)
NET ASSETS:
 Beginning of year                     138,970               417,055                609,198
                                    ----------            ----------            -----------
 End of year                          $117,373              $369,175               $410,879
                                    ==========            ==========            ===========

                                     IVY GLOBAL
                                      NATURAL              IVY LARGE CAP          IVY SCIENCE &
                                   RESOURCES FUND           GROWTH FUND          TECHNOLOGY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,484)                $(4,963)              $(2,130)
 Net realized gain (loss) on
  security transactions                   20,336                     479                 2,875
 Net realized gain on
  distributions                               --                      --                19,263
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (508,528)                 12,770               (39,925)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (504,676)                  8,286               (19,917)
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               545,975                 407,736                88,204
 Net transfers                           (40,538)                (60,332)               31,724
 Surrenders for benefit
  payments and fees                     (127,439)                (41,032)               (9,720)
 Other transactions                          (71)                     --                    (4)
 Net loan activity                          (124)                    (95)                   (5)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      377,803                 306,277               110,199
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (126,873)                314,563                90,282
NET ASSETS:
 Beginning of year                     2,009,548                 720,957               196,675
                                    ------------            ------------            ----------
 End of year                          $1,882,675              $1,035,520              $286,957
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      IVY ASSET             JANUS ASPEN
                                    STRATEGY FUND         FORTY PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,973                 $(6,308)
 Net realized gain (loss) on
  security transactions                    6,973                 (53,163)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (101,087)                (59,500)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (89,141)               (118,971)
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               324,510                  44,685
 Net transfers                             5,938                (394,003)
 Surrenders for benefit
  payments and fees                      (39,450)               (191,869)
 Other transactions                           (4)                     (2)
 Net loan activity                           (38)                     --
 Net annuity transactions                     --                  (8,479)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      290,956                (549,668)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                             201,815                (668,639)
NET ASSETS:
 Beginning of year                       789,469               2,198,738
                                     -----------            ------------
 End of year                            $991,284              $1,530,099
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                     WORLDWIDE            ENTERPRISE             BALANCED
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(425)               $(329)               $9,689
 Net realized gain (loss) on
  security transactions                  (1,938)               9,867                  (372)
 Net realized gain on
  distributions                              --                   --                23,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (33,614)              (6,978)              (33,271)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (35,977)               2,560                  (209)
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                8,690                   --                20,493
 Net transfers                          (96,350)             (56,519)              184,909
 Surrenders for benefit
  payments and fees                     (35,632)                (636)               (5,383)
 Other transactions                          --                   --                    (1)
 Net loan activity                           --                   --                    --
 Net annuity transactions                (1,714)                  --                    --
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (125,006)             (57,155)              200,018
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                           (160,983)             (54,595)              199,809
NET ASSETS:
 Beginning of year                      368,517               84,136               273,401
                                    -----------            ---------            ----------
 End of year                           $207,534              $29,541              $473,210
                                    ===========            =========            ==========

                                    JANUS ASPEN              JANUS
                                     OVERSEAS              FLEXIBLE                JANUS
                                     PORTFOLIO             BOND FUND             FORTY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,238)                $670                $(21,962)
 Net realized gain (loss) on
  security transactions                 (12,075)                  --                  (8,309)
 Net realized gain on
  distributions                           4,447                  268                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (167,956)                 208                (430,978)
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (176,822)               1,146                (461,249)
                                    -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               15,530                4,681               1,131,924
 Net transfers                         (106,322)                  --                (308,345)
 Surrenders for benefit
  payments and fees                     (29,563)                (417)               (359,972)
 Other transactions                          --                    1                     138
 Net loan activity                           --                   (5)                   (458)
 Net annuity transactions                    --                   --                      --
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (120,355)               4,260                 463,287
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets                           (297,177)               5,406                   2,038
NET ASSETS:
 Beginning of year                      630,324               18,345               5,621,902
                                    -----------            ---------            ------------
 End of year                           $333,147              $23,751              $5,623,940
                                    ===========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                        JANUS                  JANUS
                                    BALANCED FUND         ENTERPRISE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23,900               $(4,596)
 Net realized gain (loss) on
  security transactions                       711                (1,890)
 Net realized gain on
  distributions                            27,714                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (45,181)              (16,263)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                7,144               (22,749)
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,403,363               154,206
 Net transfers                            (36,530)               27,619
 Surrenders for benefit
  payments and fees                      (195,557)              (71,905)
 Other transactions                           460                     1
 Net loan activity                            (92)                  (35)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,171,644               109,886
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,178,788                87,137
NET ASSETS:
 Beginning of year                        517,311               556,228
                                     ------------            ----------
 End of year                           $1,696,099              $643,365
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PERKINS
                                        JANUS                  JANUS                MID CAP
                                    OVERSEAS FUND          WORLDWIDE FUND          VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,445)                $(572)               $5,593
 Net realized gain (loss) on
  security transactions                  (215,687)                 (218)               (1,250)
 Net realized gain on
  distributions                           477,666                    --                46,085
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,397,897)              (38,510)              (63,979)
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,177,363)              (39,300)              (13,551)
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,856,577               104,203               154,323
 Net transfers                           (803,440)               21,613               243,291
 Surrenders for benefit
  payments and fees                      (474,313)              (13,709)              (26,188)
 Other transactions                            69                    14                    39
 Net loan activity                           (505)                  (11)                  (12)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       578,388               112,110               371,453
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                           (2,598,975)               72,810               357,902
NET ASSETS:
 Beginning of year                      8,762,044               241,493               327,248
                                    -------------            ----------            ----------
 End of year                           $6,163,069              $314,303              $685,150
                                    =============            ==========            ==========

                                    PRUDENTIAL
                                     JENNISON             PRUDENTIAL              JPMORGAN
                                     MID-CAP            JENNISON 20/20              CORE
                                GROWTH FUND, INC.         FOCUS FUND             BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,805)              $(2,086)                $36,443
 Net realized gain (loss) on
  security transactions                  1,773                (1,250)                  2,687
 Net realized gain on
  distributions                          4,234                 8,553                   2,008
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,060               (25,930)                 32,975
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,262               (20,713)                 74,113
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             634,744               132,845                 287,717
 Net transfers                          17,716                (7,219)               (264,196)
 Surrenders for benefit
  payments and fees                    (29,006)              (22,451)                (89,149)
 Other transactions                        (16)                   --                       1
 Net loan activity                         (24)                  (10)                   (127)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    623,414               103,165                 (65,754)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           629,676                82,452                   8,359
NET ASSETS:
 Beginning of year                     186,120               224,087               1,104,722
                                    ----------            ----------            ------------
 End of year                          $815,796              $306,539              $1,113,081
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     JPMORGAN            JPMORGAN
                                    SMALL CAP           SMALL CAP
                                   EQUITY FUND         GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(780)            $(2,227)
 Net realized gain (loss) on
  security transactions                 1,686              37,818
 Net realized gain on
  distributions                        11,626              18,310
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,204)            (99,488)
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,328             (45,587)
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                             47,727             283,055
 Net transfers                         (2,925)            (94,450)
 Surrenders for benefit
  payments and fees                   (13,661)            (82,199)
 Other transactions                         1                 953
 Net loan activity                         --                (110)
 Net annuity transactions                  --                  --
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,142             107,249
                                     --------            --------
 Net increase (decrease) in
  net assets                           37,470              61,662
NET ASSETS:
 Beginning of year                    193,478             855,475
                                     --------            --------
 End of year                         $230,948            $917,137
                                     ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                     SMALL CAP             U.S. REAL           JPMORGAN
                                     VALUE FUND           ESTATE FUND      U.S. EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,139                     $894                $(28)
 Net realized gain (loss) on
  security transactions                 656                     (551)                 (1)
 Net realized gain on
  distributions                          --                       --                 189
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (17,496)                   9,013              (2,004)
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                        (14,701)                   9,356              (1,844)
                                   --------                 --------            --------
UNIT TRANSACTIONS:
 Purchases                           85,282                  110,204              34,576
 Net transfers                       34,183                   (6,390)                (21)
 Surrenders for benefit
  payments and fees                  (9,564)                  (9,383)                (18)
 Other transactions                      --                       --                  --
 Net loan activity                      (20)                     (57)                 --
 Net annuity transactions                --                       --                  --
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 109,881                   94,374              34,537
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets                         95,180                  103,730              32,693
NET ASSETS:
 Beginning of year                  287,540                   48,963               1,022
                                   --------                 --------            --------
 End of year                       $382,720                 $152,693             $33,715
                                   ========                 ========            ========

                                   JPMORGAN          JPMORGAN          JPMORGAN
                               SMARTRETIREMENT   SMARTRETIREMENT   SMARTRETIREMENT
                                  2010 FUND         2015 FUND         2020 FUND
                               SUB-ACCOUNT (23)  SUB-ACCOUNT (24)  SUB-ACCOUNT (25)
-----------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,103            $2,920            $2,052
 Net realized gain (loss) on
  security transactions                  (5)               86               (36)
 Net realized gain on
  distributions                          --                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,654)           (1,125)              (89)
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                            444             1,881             1,927
                                   --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                          206,829           228,412            75,753
 Net transfers                       14,643            68,853           124,253
 Surrenders for benefit
  payments and fees                  (2,445)              (62)             (590)
 Other transactions                      --                --                --
 Net loan activity                      (43)               --                --
 Net annuity transactions                --                --                --
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 218,984           297,203           199,416
                                   --------          --------          --------
 Net increase (decrease) in
  net assets                        219,428           299,084           201,343
NET ASSETS:
 Beginning of year                       --                --                --
                                   --------          --------          --------
 End of year                       $219,428          $299,084          $201,343
                                   ========          ========          ========

(23) Funded as of August 30, 2011.

(24) Funded as of August 5, 2011.

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2025 FUND             2030 FUND
                                  SUB-ACCOUNT (26)      SUB-ACCOUNT (25)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,280                $8,129
 Net realized gain (loss) on
  security transactions                      (3)                  296
 Net realized gain on
  distributions                             923                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,214)                3,125
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (5,014)               11,550
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              257,664               130,851
 Net transfers                            8,134               619,947
 Surrenders for benefit
  payments and fees                        (122)              (15,982)
 Other transactions                          --                    --
 Net loan activity                           --                  (171)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     265,676               734,645
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            260,662               746,195
NET ASSETS:
 Beginning of year                           --                    --
                                     ----------            ----------
 End of year                           $260,662              $746,195
                                     ==========            ==========

(25) Funded as of June 7, 2011.

(26) Funded as of July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN               JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT        SMARTRETIREMENT
                                     2035 FUND             2040 FUND              2045 FUND
                                 SUB-ACCOUNT (25)       SUB-ACCOUNT (25)      SUB-ACCOUNT (25)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $864                 $3,976                  $389
 Net realized gain (loss) on
  security transactions                     (3)                  (194)                   (1)
 Net realized gain on
  distributions                            310                     --                   121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,322)                 2,749                  (825)
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,151)                 6,531                  (316)
                                     ---------             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                              92,865                 75,683                42,442
 Net transfers                              --                295,421                    --
 Surrenders for benefit
  payments and fees                        (37)                (6,932)                  (25)
 Other transactions                         --                     --                    --
 Net loan activity                          --                    (57)                   --
 Net annuity transactions                   --                     --                    --
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     92,828                364,115                42,417
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets                            90,677                370,646                42,101
NET ASSETS:
 Beginning of year                          --                     --                    --
                                     ---------             ----------             ---------
 End of year                           $90,677               $370,646               $42,101
                                     =========             ==========             =========

                                     JPMORGAN              JPMORGAN          JP MORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT      PRIME MONEY
                                    2050 FUND            INCOME FUND        MARKET FUND
                                 SUB-ACCOUNT (27)      SUB-ACCOUNT (18)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,492                $1,884            $(11,926)
 Net realized gain (loss) on
  security transactions                   (202)                   --                  --
 Net realized gain on
  distributions                          1,986                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,559                 1,003                  --
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,835                 2,887             (11,926)
                                    ----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                              40,190               190,872           1,350,332
 Net transfers                         471,367                    --          (1,284,587)
 Surrenders for benefit
  payments and fees                    (16,873)                   --            (251,041)
 Other transactions                         --                    --                   3
 Net loan activity                          --                    --                (153)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    494,684               190,872            (185,446)
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets                           504,519               193,759            (197,372)
NET ASSETS:
 Beginning of year                          --                    --           1,772,048
                                    ----------            ----------       -------------
 End of year                          $504,519              $193,759          $1,574,676
                                    ==========            ==========       =============

(18) Funded as of December 19, 2011.

(25) Funded as of June 7, 2011.

(27) Funded as of September 1, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        KEELEY
                                      SMALL CAP            LOOMIS SAYLES
                                      VALUE FUND             BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6,306)              $20,568
 Net realized gain (loss) on
  security transactions                   (20,506)                4,137
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (108,486)              (17,973)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (135,298)                6,732
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                178,374               143,952
 Net transfers                             15,911                 4,323
 Surrenders for benefit
  payments and fees                      (241,330)              (28,000)
 Other transactions                          (526)                   --
 Net loan activity                           (125)                  (29)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (47,696)              120,246
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (182,994)              126,978
NET ASSETS:
 Beginning of year                      1,504,908               341,457
                                     ------------            ----------
 End of year                           $1,321,914              $468,435
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LKCM AQUINAS          LKCM AQUINAS           LORD ABBETT
                                    GROWTH FUND           VALUE FUND          AFFILIATED FUND
                                 SUB-ACCOUNT (28)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(105)                $(431)                $1,093
 Net realized gain (loss) on
  security transactions                      7                    (1)                17,055
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (609)                 (677)               (82,787)
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (707)               (1,109)               (64,639)
                                     ---------             ---------            -----------
UNIT TRANSACTIONS:
 Purchases                              15,270                20,542                157,960
 Net transfers                             145                   423                 22,382
 Surrenders for benefit
  payments and fees                        (70)                  (71)              (105,490)
 Other transactions                         --                    --                      1
 Net loan activity                          --                    --                   (191)
 Net annuity transactions                   --                    --                     --
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,345                20,894                 74,662
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets                            14,638                19,785                 10,023
NET ASSETS:
 Beginning of year                          --                29,263                632,477
                                     ---------             ---------            -----------
 End of year                           $14,638               $49,048               $642,500
                                     =========             =========            ===========

                                    LORD ABBETT             LORD ABBETT             LORD ABBETT
                                    FUNDAMENTAL                 BOND                   GROWTH
                                    EQUITY FUND            DEBENTURE FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,321)                $81,462                $(1,251)
 Net realized gain (loss) on
  security transactions                    2,430                  (1,526)                 4,903
 Net realized gain on
  distributions                           36,152                      --                 31,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (121,871)                (43,498)               (46,185)
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (94,610)                 36,438                (11,151)
                                    ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               794,841                 408,647                117,133
 Net transfers                           649,150                  66,265                 (3,513)
 Surrenders for benefit
  payments and fees                     (231,535)               (178,128)               (21,705)
 Other transactions                          573                     374                     (3)
 Net loan activity                           (71)                    (75)                   (16)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,212,958                 297,083                 91,896
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets                           1,118,348                 333,521                 80,745
NET ASSETS:
 Beginning of year                     1,138,292               1,383,308                133,485
                                    ------------            ------------             ----------
 End of year                          $2,256,640              $1,716,829               $214,230
                                    ============            ============             ==========

(28) Funded as of January 26, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT
                                      CLASSIC               CAPITAL
                                     STOCK FUND          STRUCTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(355)               $2,975
 Net realized gain (loss) on
  security transactions                   2,164                (2,927)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,851)               (6,361)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10,042)               (6,313)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               38,859                34,749
 Net transfers                           (5,925)               24,672
 Surrenders for benefit
  payments and fees                      (4,501)              (44,879)
 Other transactions                           1                     5
 Net loan activity                           --                   (87)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      28,434                14,460
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             18,392                 8,147
NET ASSETS:
 Beginning of year                       88,097               186,837
                                     ----------            ----------
 End of year                           $106,489              $194,984
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                      TOTAL                SMALL CAP              DEVELOPING
                                   RETURN FUND             BLEND FUND         GROWTH FUND, INC.
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,225                $(19,566)              $(2,265)
 Net realized gain (loss) on
  security transactions                  1,584                  23,762                 7,365
 Net realized gain on
  distributions                         18,397                      --                44,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,498)                (79,380)              (72,751)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,708                 (75,184)              (23,300)
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             111,187                 512,982               212,563
 Net transfers                          30,193                (315,488)              331,648
 Surrenders for benefit
  payments and fees                    (62,344)               (243,759)              (40,013)
 Other transactions                         41                      (8)                  (16)
 Net loan activity                         (23)                   (158)                  (59)
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     79,054                 (46,431)              504,123
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           102,762                (121,615)              480,823
NET ASSETS:
 Beginning of year                     330,665               2,244,241               477,155
                                    ----------            ------------            ----------
 End of year                          $433,427              $2,122,626              $957,978
                                    ==========            ============            ==========

                                                                                  LEGG MASON
                                   LORD ABBETT            LORD ABBETT              CAPITAL
                                  INTERNATIONAL              VALUE                MANAGEMENT
                                 CORE EQUITY FUND      OPPORTUNITIES FUND     VALUE TRUST, INC.
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,631                $(1,442)                 $(287)
 Net realized gain (loss) on
  security transactions                 39,808                  4,018                 (6,610)
 Net realized gain on
  distributions                             --                    782                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (70,336)               (17,555)                (1,375)
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,897)               (14,197)                (8,272)
                                    ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              38,804                 74,769                 42,081
 Net transfers                          (2,629)               (29,528)                (1,008)
 Surrenders for benefit
  payments and fees                     (9,169)               (54,723)               (32,124)
 Other transactions                         --                     --                      1
 Net loan activity                          (3)                    (3)                   (15)
 Net annuity transactions                   --                     --                     --
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,003                 (9,485)                 8,935
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets                              (894)               (23,682)                   663
NET ASSETS:
 Beginning of year                     198,096                245,414                244,512
                                    ----------             ----------             ----------
 End of year                          $197,202               $221,732               $245,175
                                    ==========             ==========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      MARSHALL            MFS EMERGING
                                      MID-CAP               MARKETS
                                     VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(4)               $4,651
 Net realized gain (loss) on
  security transactions                  (1,586)                  354
 Net realized gain on
  distributions                              --                   414
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,651)                 (107)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (24,241)                5,312
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               59,299               107,917
 Net transfers                           21,101               (28,858)
 Surrenders for benefit
  payments and fees                     (18,808)              (11,659)
 Other transactions                         (10)                   14
 Net loan activity                          (50)                  (68)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      61,532                67,346
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             37,291                72,658
NET ASSETS:
 Beginning of year                      226,948                56,758
                                     ----------            ----------
 End of year                           $264,239              $129,416
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MASSACHUSETTS                              MFS INTERNATIONAL
                                  INVESTORS GROWTH           MFS HIGH                NEW
                                     STOCK FUND            INCOME FUND          DISCOVERY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173               $53,746                $1,318
 Net realized gain (loss) on
  security transactions                   64,948                (1,999)                 (987)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,384)              (25,500)              (34,964)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              22,737                26,247               (34,633)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               231,743               133,281                35,072
 Net transfers                          (110,220)              142,444                33,525
 Surrenders for benefit
  payments and fees                     (253,405)              (49,777)              (55,918)
 Other transactions                          191                   178                     1
 Net loan activity                            --                   (36)                   (9)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (131,691)              226,090                12,671
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (108,954)              252,337               (21,962)
NET ASSETS:
 Beginning of year                     2,494,811               739,196               306,936
                                    ------------            ----------            ----------
 End of year                          $2,385,857              $991,533              $284,974
                                    ============            ==========            ==========


                                   MFS MID CAP             MFS NEW              MFS RESEARCH
                                   GROWTH FUND          DISCOVERY FUND       INTERNATIONAL FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (29)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,128)                $(199)                $6,957
 Net realized gain (loss) on
  security transactions                  2,314                    58                 (2,658)
 Net realized gain on
  distributions                             --                49,046                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (32,002)              (50,096)               (99,830)
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (33,816)               (1,191)               (95,531)
                                    ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              48,430                14,681                387,263
 Net transfers                         (57,033)              248,513                  4,540
 Surrenders for benefit
  payments and fees                    (34,751)               (1,057)               (59,630)
 Other transactions                         --                    --                      1
 Net loan activity                         (36)                   (2)                   (96)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,390)              262,135                332,078
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets                           (77,206)              260,944                236,547
NET ASSETS:
 Beginning of year                     533,755                    --                532,680
                                    ----------            ----------             ----------
 End of year                          $456,549              $260,944               $769,227
                                    ==========            ==========             ==========

(29) Funded as of October 12, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      MFS TOTAL                  MFS
                                     RETURN FUND            UTILITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,133                $120,544
 Net realized gain (loss) on
  security transactions                     7,156                   9,113
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (18,404)                121,745
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                1,885                 251,402
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                502,261                 876,106
 Net transfers                              1,325                  22,350
 Surrenders for benefit
  payments and fees                      (122,610)               (235,061)
 Other transactions                            (2)                    281
 Net loan activity                           (125)                   (272)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       380,849                 663,404
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              382,734                 914,806
NET ASSETS:
 Beginning of year                        660,143               4,168,449
                                     ------------            ------------
 End of year                           $1,042,877              $5,083,255
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS MASSACHUSETTS
                                        MFS               MFS RESEARCH            INVESTORS
                                     VALUE FUND             BOND FUND               TRUST
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $52,861               $1,919                 $2,479
 Net realized gain (loss) on
  security transactions                   25,749                    1                    (20)
 Net realized gain on
  distributions                               --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (104,145)               1,764                (12,598)
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (25,535)               3,684                (10,139)
                                    ------------            ---------             ----------
UNIT TRANSACTIONS:
 Purchases                             1,057,746               23,891                124,320
 Net transfers                          (131,026)               7,273                 10,004
 Surrenders for benefit
  payments and fees                     (279,076)              (2,052)               (13,666)
 Other transactions                          212                    7                     --
 Net loan activity                          (231)                  --                    (42)
 Net annuity transactions                     --                   --                     --
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      647,625               29,119                120,616
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets                             622,090               32,803                110,477
NET ASSETS:
 Beginning of year                     4,052,785               59,208                343,153
                                    ------------            ---------             ----------
 End of year                          $4,674,875              $92,011               $453,630
                                    ============            =========             ==========


                                 MFS INTERNATIONAL          MFS CORE            MFS GOVERNMENT
                                    GROWTH FUND           EQUITY FUND          SECURITIES FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $72                   $287                 $63,609
 Net realized gain (loss) on
  security transactions                     (4)                (1,202)                  2,181
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,845)               (11,751)                118,578
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,777)               (12,666)                184,368
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              16,852                 54,413               1,111,587
 Net transfers                           1,258                (13,036)                (47,924)
 Surrenders for benefit
  payments and fees                       (663)               (26,235)               (198,687)
 Other transactions                         --                     --                     215
 Net loan activity                          (9)                    (6)                   (237)
 Net annuity transactions                   --                     --                      --
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     17,438                 15,136                 864,954
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            15,661                  2,470               1,049,322
NET ASSETS:
 Beginning of year                          --                810,912               2,481,103
                                     ---------             ----------            ------------
 End of year                           $15,661               $813,382              $3,530,425
                                     =========             ==========            ============

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL              MFS
                                      VALUE FUND           TECHNOLOGY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $24,437                 $(776)
 Net realized gain (loss) on
  security transactions                       398                  (164)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (82,719)                  479
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (57,884)                 (461)
                                     ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                471,747                26,613
 Net transfers                            635,702                (4,542)
 Surrenders for benefit
  payments and fees                       (71,560)                 (445)
 Other transactions                            11                    --
 Net loan activity                           (141)                   (5)
 Net annuity transactions                      --                    --
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,035,759                21,621
                                     ------------             ---------
 Net increase (decrease) in
  net assets                              977,875                21,160
NET ASSETS:
 Beginning of year                        641,731                60,725
                                     ------------             ---------
 End of year                           $1,619,606               $81,885
                                     ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          MFS INVESTORS
                                   MFS CORE             MFS HIGH             GROWTH
                                 EQUITY SERIES       INCOME SERIES        STOCK SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $27                $7,540               $(13)
 Net realized gain (loss) on
  security transactions                   6                   (60)                10
 Net realized gain on
  distributions                          --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (203)               (5,389)                (8)
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                           (170)                2,091                (11)
                                    -------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                               --                 7,623                 --
 Net transfers                           --                28,951                 --
 Surrenders for benefit
  payments and fees                      --                    (2)                --
 Other transactions                      --                    --                 --
 Net loan activity                       --                    --                 --
 Net annuity transactions                --                    --                 --
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      --                36,572                 --
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets                           (170)               38,663                (11)
NET ASSETS:
 Beginning of year                    9,935                67,780              9,057
                                    -------            ----------            -------
 End of year                         $9,765              $106,443             $9,046
                                    =======            ==========            =======

                                                                                      BLACKROCK
                                  MFS UTILITIES             MFS GROWTH                  GLOBAL
                                      SERIES                   FUND                ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (30)(31)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,101                   $(131)                  $101,467
 Net realized gain (loss) on
  security transactions                    479                     430                       (600)
 Net realized gain on
  distributions                             --                      --                     87,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,842                    (704)                  (583,266)
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,422                    (405)                  (394,650)
                                    ----------               ---------               ------------
UNIT TRANSACTIONS:
 Purchases                               4,003                   4,684                  2,427,780
 Net transfers                          (5,311)                 (2,834)                    31,996
 Surrenders for benefit
  payments and fees                     (1,667)                   (527)                  (523,532)
 Other transactions                         --                      --                        854
 Net loan activity                          --                      (4)                      (544)
 Net annuity transactions                   --                      --                         --
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,975)                  1,319                  1,936,554
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets                             6,447                     914                  1,541,904
NET ASSETS:
 Beginning of year                     156,571                  10,235                  6,866,648
                                    ----------               ---------               ------------
 End of year                          $163,018                 $11,149                 $8,408,552
                                    ==========               =========               ============

(30) Funded as of May 2, 2011.

(31) Effective August 29, 2011 MFS Core Growth Fund merged with MFS Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      BLACKROCK             BLACKROCK
                                  GLOBAL FINANCIAL          LARGE CAP
                                      SERVICES              CORE FUND
                                  SUB-ACCOUNT (32)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(233)                $(243)
 Net realized gain (loss) on
  security transactions                  (41,823)               (5,813)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             44,213                   366
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,157                (5,690)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                15,789                52,300
 Net transfers                           (75,797)                1,875
 Surrenders for benefit
  payments and fees                      (61,710)               (9,874)
 Other transactions                           --                    --
 Net loan activity                            --                    --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (121,718)               44,301
                                     -----------            ----------
 Net increase (decrease) in
  net assets                            (119,561)               38,611
NET ASSETS:
 Beginning of year                       119,561               310,109
                                     -----------            ----------
 End of year                                $ --              $348,720
                                     ===========            ==========

(32) Effective April 28, 2011 BlackRock Global Financial Services Fund was liquidated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        VALUE                SMALL CAP            MID CAP VALUE
                                 OPPORTUNITIES FUND         GROWTH FUND         OPPORTUNITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(371)                $(3,667)               $(3,714)
 Net realized gain (loss) on
  security transactions                       1                   5,388                  8,689
 Net realized gain on
  distributions                              --                  10,725                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,034)                (19,748)               (18,798)
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,404)                 (7,302)               (13,823)
                                      ---------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                9,174                 128,420                220,780
 Net transfers                               --                 (54,423)               (40,152)
 Surrenders for benefit
  payments and fees                         (22)                (31,967)               (93,073)
 Other transactions                          --                       2                     12
 Net loan activity                           --                     (34)                  (130)
 Net annuity transactions                    --                      --                     --
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       9,152                  41,998                 87,437
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets                              7,748                  34,696                 73,614
NET ASSETS:
 Beginning of year                       24,879                 488,443                826,351
                                      ---------              ----------             ----------
 End of year                            $32,627                $523,139               $899,965
                                      =========              ==========             ==========

                                    BLACKROCK               BLACKROCK
                                  INTERNATIONAL              MID CAP                   MUNDER
                                  OPPORTUNITIES           GROWTH EQUITY             MIDCAP CORE
                                    PORTFOLIO               PORTFOLIO               GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (33)(34)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $15,395                 $(2,229)                  $(6,536)
 Net realized gain (loss) on
  security transactions                 (1,295)                 12,795                    24,989
 Net realized gain on
  distributions                             --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (27,202)                (19,770)                  (42,766)
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (13,102)                 (9,204)                  (24,313)
                                    ----------              ----------              ------------
UNIT TRANSACTIONS:
 Purchases                              82,591                  34,282                   502,372
 Net transfers                         806,412                 (44,355)                  (52,527)
 Surrenders for benefit
  payments and fees                    (14,970)                (12,192)                 (345,349)
 Other transactions                         47                      --                    (1,197)
 Net loan activity                         (13)                     --                      (172)
 Net annuity transactions                   --                      --                        --
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    874,067                 (22,265)                  103,127
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets                           860,965                 (31,469)                   78,814
NET ASSETS:
 Beginning of year                      35,827                 230,159                 1,876,934
                                    ----------              ----------              ------------
 End of year                          $896,792                $198,690                $1,955,748
                                    ==========              ==========              ============

(33) Funded as of March 22, 2011.

(34) Effective September 9, 2011 BlackRock Small/Mid-Cap Growth Fund merged with BlackRock Mid-Cap Growth Equity Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN        NUVEEN TRADEWINDS
                                       SOCIALLY              INTERNATIONAL
                                   RESPONSIVE FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (35)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,331                    $250
 Net realized gain (loss) on
  security transactions                     (987)                     --
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (19,897)                   (894)
                                      ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (19,553)                   (644)
                                      ----------               ---------
UNIT TRANSACTIONS:
 Purchases                               159,379                   3,678
 Net transfers                           127,206                  11,757
 Surrenders for benefit
  payments and fees                      (28,500)                     (6)
 Other transactions                           (4)                     --
 Net loan activity                           (30)                     --
 Net annuity transactions                     --                      --
                                      ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      258,051                  15,429
                                      ----------               ---------
 Net increase (decrease) in
  net assets                             238,498                  14,785
NET ASSETS:
 Beginning of year                       307,142                      --
                                      ----------               ---------
 End of year                            $545,640                 $14,785
                                      ==========               =========

(35) Funded as of September 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OAKMARK               THE OAKMARK             OPPENHEIMER
                                   INTERNATIONAL             EQUITY AND               CAPITAL
                                   SMALL CAP FUND           INCOME FUND          APPRECIATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,414)               $106,233                 $(8,151)
 Net realized gain (loss) on
  security transactions                 (158,330)                 (7,239)                    876
 Net realized gain on
  distributions                              177                 133,180                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,193)               (210,330)                (25,652)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (163,760)                 21,844                 (32,927)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 8,398               2,393,168                 132,470
 Net transfers                           (92,934)               (116,830)                (57,516)
 Surrenders for benefit
  payments and fees                     (219,870)               (493,830)                (90,306)
 Other transactions                         (258)                     30                       2
 Net loan activity                            --                    (197)                   (102)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (304,664)              1,782,341                 (15,452)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (468,424)              1,804,185                 (48,379)
NET ASSETS:
 Beginning of year                     1,254,262               6,173,443               1,584,547
                                    ------------            ------------            ------------
 End of year                            $785,838              $7,977,628              $1,536,168
                                    ============            ============            ============

                                                           OPPENHEIMER
                                    OPPENHEIMER           INTERNATIONAL          OPPENHEIMER
                                    GLOBAL FUND            GROWTH FUND         MAIN STREET FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $53,241                 $(793)                $(651)
 Net realized gain (loss) on
  security transactions                   42,269                14,603                 2,541
 Net realized gain on
  distributions                            1,188                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (600,543)              (47,106)               (3,545)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (503,845)              (33,296)               (1,655)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               732,350                88,955                26,964
 Net transfers                          (940,382)               45,402                  (950)
 Surrenders for benefit
  payments and fees                     (195,657)              (44,335)               (7,645)
 Other transactions                          (57)                   --                    --
 Net loan activity                          (159)                 (157)                   (6)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (403,905)               89,865                18,363
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (907,750)               56,569                16,708
NET ASSETS:
 Beginning of year                     5,117,115               278,803               108,380
                                    ------------            ----------            ----------
 End of year                          $4,209,365              $335,372              $125,088
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER
                                  GLOBAL STRATEGIC     MAIN STREET SMALL- &
                                    INCOME FUND           MID - CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,279                 $(8,592)
 Net realized gain (loss) on
  security transactions                    (275)                 31,784
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,037)                (87,844)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (2,033)                (64,652)
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               81,070                 361,215
 Net transfers                           43,774                 153,409
 Surrenders for benefit
  payments and fees                     (37,902)               (135,639)
 Other transactions                         (43)                    (45)
 Net loan activity                           (4)                    (61)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      86,895                 378,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             84,862                 314,227
NET ASSETS:
 Beginning of year                      180,812               1,389,018
                                     ----------            ------------
 End of year                           $265,674              $1,703,245
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                            OPPENHEIMER
                                    DEVELOPING          OPPENHEIMER         CAPITAL
                                   MARKETS FUND         EQUITY FUND       INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $46,549                $17              $8
 Net realized gain (loss) on
  security transactions                  99,166              7,764              --
 Net realized gain on
  distributions                              --                 --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (865,271)           (11,114)             (1)
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets resulting from
  operations                           (719,556)            (3,333)              7
                                   ------------          ---------           -----
UNIT TRANSACTIONS:
 Purchases                            1,177,671             16,766              89
 Net transfers                           35,220             (3,000)             --
 Surrenders for benefit
  payments and fees                    (655,722)              (345)             (2)
 Other transactions                        (737)                (1)             --
 Net loan activity                         (150)                --              --
 Net annuity transactions                    --                 --              --
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     556,282             13,420              87
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets                           (163,274)            10,087              94
NET ASSETS:
 Beginning of year                    3,500,093             88,523             207
                                   ------------          ---------           -----
 End of year                         $3,336,819            $98,610            $301
                                   ============          =========           =====

                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                  INTERNATIONAL        SMALL- & MID-CAP       MAIN STREET
                                    BOND FUND             VALUE FUND        OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $238,857               $(6,717)            $(3,383)
 Net realized gain (loss) on
  security transactions                   1,441                 7,953                (180)
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (320,654)              (67,067)            (16,583)
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (80,356)              (65,831)            (20,146)
                                   ------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                            1,680,177               153,704             151,765
 Net transfers                         (219,833)              (99,087)             35,153
 Surrenders for benefit
  payments and fees                    (443,626)             (200,487)            (20,098)
 Other transactions                       1,033                    61                  --
 Net loan activity                         (231)                 (139)               (125)
 Net annuity transactions                    --                    --                  --
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,017,520              (145,948)            166,695
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets                            937,164              (211,779)            146,549
NET ASSETS:
 Beginning of year                    4,814,328             1,013,991             548,268
                                   ------------          ------------          ----------
 End of year                         $5,751,492              $802,212            $694,817
                                   ============          ============          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER            OPPENHEIMER
                                    GOLD & SPECIAL              REAL
                                    MINERALS FUND           ESTATE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,044                   $42
 Net realized gain (loss) on
  security transactions                   (29,002)                  708
 Net realized gain on
  distributions                            93,548                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (743,366)               16,546
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (665,776)               17,296
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                776,587               132,779
 Net transfers                            (57,767)              (55,709)
 Surrenders for benefit
  payments and fees                      (172,041)              (30,956)
 Other transactions                           (52)                    7
 Net loan activity                           (200)                  (21)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       546,527                46,100
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (119,249)               63,396
NET ASSETS:
 Beginning of year                      2,087,856               276,648
                                     ------------            ----------
 End of year                           $1,968,607              $340,044
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM           PUTNAM VT               PUTNAM VT
                                     GLOBAL             HIGH                INTERNATIONAL
                                   EQUITY FUND       YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $545             $61,638                 $3,437
 Net realized gain (loss) on
  security transactions                   693              51,232                 16,259
 Net realized gain on
  distributions                            --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             178            (106,355)               (42,129)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,416               6,515                (22,433)
                                    ---------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                              9,040               5,284                  7,359
 Net transfers                        (18,536)         (1,084,067)              (131,393)
 Surrenders for benefit
  payments and fees                        --             (93,517)               (14,975)
 Other transactions                        --                  (1)                    (1)
 Net loan activity                         --                  --                     --
 Net annuity transactions                  --                  --                   (565)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,496)         (1,172,301)              (139,575)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets                           (8,080)         (1,165,786)              (162,008)
NET ASSETS:
 Beginning of year                     24,409           1,842,956                248,467
                                    ---------       -------------            -----------
 End of year                          $16,329            $677,170                $86,459
                                    =========       =============            ===========

                                     PUTNAM VT               PUTNAM
                                     MULTI-CAP              SMALL CAP               PIONEER
                                    GROWTH FUND            VALUE FUND          CULLENVALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,502)                 $(704)                 $650
 Net realized gain (loss) on
  security transactions                  12,380                  9,313                    18
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (30,889)               (32,769)               (2,281)
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,011)               (24,160)               (1,613)
                                    -----------            -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  480                  4,208                39,148
 Net transfers                          (91,551)               (97,128)               17,684
 Surrenders for benefit
  payments and fees                     (34,237)               (25,188)                 (721)
 Other transactions                          --                     (2)                   --
 Net loan activity                           --                     --                    (9)
 Net annuity transactions                  (464)               (12,675)                   --
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (125,772)              (130,785)               56,102
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets                           (145,783)              (154,945)               54,489
NET ASSETS:
 Beginning of year                      423,913                459,128                   215
                                    -----------            -----------             ---------
 End of year                           $278,130               $304,183               $54,704
                                    ===========            ===========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PIONEER              PIONEER OAK
                                       EMERGING           RIDGE SMALL CAP
                                     MARKETS FUND           GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(12,983)               $(584)
 Net realized gain (loss) on
  security transactions                    (9,380)               1,808
 Net realized gain on
  distributions                            69,070                2,633
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (482,821)              (4,600)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (436,114)                (743)
                                     ------------            ---------
UNIT TRANSACTIONS:                             --
 Purchases                                518,691               50,177
 Net transfers                            (59,921)              (1,972)
 Surrenders for benefit
  payments and fees                       (64,112)             (10,731)
 Other transactions                           215                   --
 Net loan activity                            (58)                  (3)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       394,815               37,471
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              (41,299)              36,728
NET ASSETS:
 Beginning of year                      1,497,206               40,383
                                     ------------            ---------
 End of year                           $1,455,907              $77,111
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANZ NFJ           ALLIANZ NFJ             ALLIANZ NFJ
                                  INTERNATIONAL           SMALL CAP                DIVIDEND
                                   VALUE FUND             VALUE FUND              VALUE FUND
                                SUB-ACCOUNT (36)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36                   $8,417                 $33,917
 Net realized gain (loss) on
  security transactions                   --                   34,057                  55,961
 Net realized gain on
  distributions                           --                   33,946                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (265)                 (66,619)                (37,496)
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (229)                   9,801                  52,382
                                     -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               420                  231,384                 910,744
 Net transfers                         6,247                    2,345                (314,795)
 Surrenders for benefit
  payments and fees                       --                  (56,017)               (134,428)
 Other transactions                       --                       (1)                    446
 Net loan activity                        --                      (60)                   (145)
 Net annuity transactions                 --                       --                      --
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,667                  177,651                 461,822
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets                           6,438                  187,452                 514,204
NET ASSETS:
 Beginning of year                        --                  997,030               1,457,474
                                     -------             ------------            ------------
 End of year                          $6,438               $1,184,482              $1,971,678
                                     =======             ============            ============

                                                                                  PIMCO
                                                          PIMCO                  EMERGING
                                 MANAGERS CADENCE         TOTAL                  MARKETS
                                   MID-CAP FUND        RETURN FUND              BOND FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(580)            $616,892                 $47,662
 Net realized gain (loss) on
  security transactions                  2,337               11,239                   9,752
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,629)              (5,441)                  6,896
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,872)             622,690                  64,310
                                     ---------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,409            9,373,164                 234,146
 Net transfers                           1,921            1,669,921                 (30,181)
 Surrenders for benefit
  payments and fees                       (611)          (1,659,260)               (213,804)
 Other transactions                         --                1,083                     130
 Net loan activity                          --               (1,684)                    (63)
 Net annuity transactions                   --                   --                      --
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,719            9,383,224                  (9,772)
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets                             7,847           10,005,914                  54,538
NET ASSETS:
 Beginning of year                      45,693           16,485,384               1,164,648
                                     ---------        -------------            ------------
 End of year                           $53,540          $26,491,298              $1,219,186
                                     =========        =============            ============

(36) Funded as of August 15, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PIMCO
                                    REAL                  PIONEER
                                 RETURN FUND                FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $384,611                  $949
 Net realized gain (loss) on
  security transactions                43,301                (3,290)
 Net realized gain on
  distributions                       449,346                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         324,979               (20,994)
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,202,237               (23,335)
                                -------------            ----------
UNIT TRANSACTIONS:
 Purchases                          3,931,083               326,172
 Net transfers                        244,841                15,612
 Surrenders for benefit
  payments and fees                  (910,836)              (29,134)
 Other transactions                     2,960                    (1)
 Net loan activity                       (660)                  (25)
 Net annuity transactions                  --                    --
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,267,388               312,624
                                -------------            ----------
 Net increase (decrease) in
  net assets                        4,469,625               289,289
NET ASSETS:
 Beginning of year                  9,777,190               202,868
                                -------------            ----------
 End of year                      $14,246,815              $492,157
                                =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER                 PIONEER                 PIONEER
                                        HIGH                 STRATEGIC                MID CAP
                                     YIELD FUND             INCOME FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $90,261                 $99,539                    $916
 Net realized gain (loss) on
  security transactions                   40,361                  (1,682)                  6,407
 Net realized gain on
  distributions                               --                  23,879                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (180,120)                (72,999)                (82,220)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (49,498)                 48,737                 (74,897)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               492,569                 651,451                 332,301
 Net transfers                          (100,436)                143,017                 (64,772)
 Surrenders for benefit
  payments and fees                     (111,809)               (154,246)                (91,542)
 Other transactions                          325                     222                      86
 Net loan activity                          (196)                   (167)                   (224)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      280,453                 640,277                 175,849
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             230,955                 689,014                 100,952
NET ASSETS:
 Beginning of year                     1,763,049               1,855,352                 977,122
                                    ------------            ------------            ------------
 End of year                          $1,994,004              $2,544,366              $1,078,074
                                    ============            ============            ============

                                      PIONEER                 PUTNAM                PUTNAM
                                       GROWTH                 EQUITY              HIGH YIELD
                                 OPPORTUNITIES FUND        INCOME FUND          ADVANTAGE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,223)                  $838               $26,919
 Net realized gain (loss) on
  security transactions                   2,969                    624                (1,300)
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,264)                  (761)              (17,685)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10,518)                   701                 7,934
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,094                 53,869               242,404
 Net transfers                          (21,769)                18,627                71,013
 Surrenders for benefit
  payments and fees                     (26,952)               (43,604)              (55,117)
 Other transactions                         (26)                    67                   (25)
 Net loan activity                           (7)                    --                   (72)
 Net annuity transactions                    --                     --                    --
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,660)                28,959               258,203
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            (17,178)                29,660               266,137
NET ASSETS:
 Beginning of year                      292,062                 71,969               266,671
                                     ----------             ----------            ----------
 End of year                           $274,884               $101,629              $532,808
                                     ==========             ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL            PUTNAM
                                     EQUITY FUND         INVESTORS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $26,071                  $4
 Net realized gain (loss) on
  security transactions                  (54,972)                261
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (75,829)               (187)
                                     -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (104,730)                 78
                                     -----------            --------
UNIT TRANSACTIONS:
 Purchases                                12,692                 225
 Net transfers                           (67,107)             (1,749)
 Surrenders for benefit
  payments and fees                     (168,794)                 --
 Other transactions                         (116)                 --
 Net loan activity                            --                  --
 Net annuity transactions                     --                  --
                                     -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (223,325)             (1,524)
                                     -----------            --------
 Net increase (decrease) in
  net assets                            (328,055)             (1,446)
NET ASSETS:
 Beginning of year                       832,027               2,126
                                     -----------            --------
 End of year                            $503,972                $680
                                     ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PUTNAM
                                     PUTNAM            INTERNATIONAL              PUTNAM
                                   MULTI-CAP              CAPITAL               SMALL CAP
                                  GROWTH FUND        OPPORTUNITIES FUND        GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(48)                $8,882                  $(936)
 Net realized gain (loss) on
  security transactions                  (25)                    75                  9,845
 Net realized gain on
  distributions                           --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (303)               (93,055)               (15,195)
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (376)               (84,098)                (6,286)
                                    --------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               935                141,618                 25,593
 Net transfers                            --                 (2,004)               (21,498)
 Surrenders for benefit
  payments and fees                   (1,605)                (7,967)                (2,761)
 Other transactions                        1                    113                     --
 Net loan activity                        (6)                   (35)                    (6)
 Net annuity transactions                 --                     --                     --
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (675)               131,725                  1,328
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets                          (1,051)                47,627                 (4,958)
NET ASSETS:
 Beginning of year                     4,414                290,410                110,750
                                    --------             ----------             ----------
 End of year                          $3,363               $338,037               $105,792
                                    ========             ==========             ==========


                                      ROYCE                  ROYCE
                                      TOTAL                  VALUE                 ROYCE
                                   RETURN FUND             PLUS FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(267)                 $(104)                 $492
 Net realized gain (loss) on
  security transactions                   (996)                   804                (5,823)
 Net realized gain on
  distributions                          1,970                     --                35,707
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,490)               (82,972)              (78,941)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,783)               (82,272)              (48,565)
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,653                 92,844               194,479
 Net transfers                           7,988                (14,914)              (71,444)
 Surrenders for benefit
  payments and fees                     (1,703)              (135,059)              (38,316)
 Other transactions                          1                    (42)                 (321)
 Net loan activity                         (15)                   (48)                  (23)
 Net annuity transactions                   --                     --                    --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     54,924                (57,219)               84,375
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                            50,141               (139,491)               35,810
NET ASSETS:
 Beginning of year                      92,641                731,514               441,175
                                    ----------            -----------            ----------
 End of year                          $142,782               $592,023              $476,985
                                    ==========            ===========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             COLUMBIA
                                                           DIVERSIFIED
                                                              EQUITY
                                    RS VALUE FUND          INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                  $289
 Net realized gain (loss) on
  security transactions                   (7,813)                 (614)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (105,830)               (7,116)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (113,643)               (7,441)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               263,519                32,190
 Net transfers                           (25,262)               (4,157)
 Surrenders for benefit
  payments and fees                      (89,368)               (2,250)
 Other transactions                            9                    --
 Net loan activity                           (16)                   (9)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      148,882                25,774
                                     -----------            ----------
 Net increase (decrease) in
  net assets                              35,239                18,333
NET ASSETS:
 Beginning of year                       860,185                88,277
                                     -----------            ----------
 End of year                            $895,424              $106,610
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          COLUMBIA            RIDGEWORTH
                                     COLUMBIA          MULTI-ADVISOR          SMALL CAP
                                  MID CAP VALUE          SMALL CAP              VALUE
                                 OPPORTUNITY FUND        VALUE FUND          EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,694)               $(58)                 $480
 Net realized gain (loss) on
  security transactions                   (287)                308                   119
 Net realized gain on
  distributions                             --                  --                49,541
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (25,044)               (901)              (98,812)
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (28,025)               (651)              (48,672)
                                    ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                             103,038               3,332               781,334
 Net transfers                         (31,991)               (553)              133,007
 Surrenders for benefit
  payments and fees                    (18,946)             (4,650)              (18,064)
 Other transactions                         --                  --                   (82)
 Net loan activity                         (15)                 (5)                  (43)
 Net annuity transactions                   --                  --                    --
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     52,086              (1,876)              896,152
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets                            24,061              (2,527)              847,480
NET ASSETS:
 Beginning of year                     264,129               8,083               134,682
                                    ----------            --------            ----------
 End of year                          $288,190              $5,556              $982,162
                                    ==========            ========            ==========

                                    RIDGEWORTH
                                      MID-CAP              RIDGEWORTH           DWS RREEF
                                       VALUE              TOTAL RETURN         REAL ESTATE
                                    EQUITY FUND            BOND FUND         SECURITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (37)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,032               $16,501                $41
 Net realized gain (loss) on
  security transactions                  (3,433)                  174                  1
 Net realized gain on
  distributions                          47,060                12,910                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (112,147)               17,659                642
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (66,488)               47,244                684
                                    -----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                              203,724               549,051              1,720
 Net transfers                          183,679                19,591                 --
 Surrenders for benefit
  payments and fees                     (16,134)              (25,819)                --
 Other transactions                        (213)                   60                 --
 Net loan activity                          (45)                  (13)                --
 Net annuity transactions                    --                    --                 --
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     371,011               542,870              1,720
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets                            304,523               590,114              2,404
NET ASSETS:
 Beginning of year                      221,518                    --              7,566
                                    -----------            ----------            -------
 End of year                           $526,041              $590,114             $9,970
                                    ===========            ==========            =======

(37) Funded as of January 19, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        DWS                     DWS
                                       DREMAN            ENHANCED EMERGING
                                    HIGH RETURN            MARKETS FIXED
                                    EQUITY FUND             INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (38)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,101                 $1,131
 Net realized gain (loss) on
  security transactions                  34,162                     (3)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (49,692)                (2,925)
                                     ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (14,429)                (1,797)
                                     ----------              ---------
UNIT TRANSACTIONS:
 Purchases                               53,161                  9,762
 Net transfers                           (8,637)                 4,509
 Surrenders for benefit
  payments and fees                     (45,904)                  (221)
 Other transactions                          --                     --
 Net loan activity                          (17)                    --
 Net annuity transactions                    --                     --
                                     ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,397)                14,050
                                     ----------              ---------
 Net increase (decrease) in
  net assets                            (15,826)                12,253
NET ASSETS:
 Beginning of year                      438,178                 24,449
                                     ----------              ---------
 End of year                           $422,352                $36,702
                                     ==========              =========

(38) Formerly DWS Emerging Markets Fixed Income Fund. Change effective April 15, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              DWS
                                       SSGA                GROWTH &                DWS
                                      S&P 500             INCOME VIP              GLOBAL
                                    INDEX FUND             PORTFOLIO          THEMATIC FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,746                 $219                $1,045
 Net realized gain (loss) on
  security transactions                     976                   --                  (733)
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,559)                (670)              (36,874)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,163                 (451)              (36,562)
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              248,217                2,981                34,887
 Net transfers                          (67,561)                  --                (1,246)
 Surrenders for benefit
  payments and fees                    (108,997)                  --               (10,105)
 Other transactions                        (185)                  --                    (1)
 Net loan activity                           (7)                  --                   (12)
 Net annuity transactions                    --                   --                    --
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      71,467                2,981                23,523
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                             79,630                2,530               (13,039)
NET ASSETS:
 Beginning of year                      899,932               36,336               210,327
                                    -----------            ---------            ----------
 End of year                           $979,562              $38,866              $197,288
                                    ===========            =========            ==========

                                                                               LEGG MASON
                                                           LEGG MASON           PARTNERS
                                    LEGG MASON            CLEARBRIDGE          CLEARBRIDGE
                                    CLEARBRIDGE            AGGRESSIVE          FUNDAMENTAL
                                 APPRECIATION FUND        GROWTH FUND          VALUE FUND
                                 SUB-ACCOUNT (39)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $6                    $(530)              $(12)
 Net realized gain (loss) on
  security transactions                   --                    2,696                 --
 Net realized gain on
  distributions                           --                    1,876                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13                   (2,730)              (221)
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              19                    1,312               (233)
                                       -----               ----------            -------
UNIT TRANSACTIONS:
 Purchases                               557                    5,592              1,045
 Net transfers                            --                  (24,439)                --
 Surrenders for benefit
  payments and fees                       --                   (6,312)                (7)
 Other transactions                       --                       (3)                --
 Net loan activity                        --                       --                 --
 Net annuity transactions                 --                       --                 --
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      557                  (25,162)             1,038
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets                             576                  (23,850)               805
NET ASSETS:
 Beginning of year                        --                  108,428              2,117
                                       -----               ----------            -------
 End of year                            $576                  $84,578             $2,922
                                       =====               ==========            =======

(39) Funded as of October 17, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     LEGG MASON            LEGG MASON
                                    CLEARBRIDGE           CLEARBRIDGE
                                      MID CAP              SMALL CAP
                                     CORE FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(648)              $(1,726)
 Net realized gain (loss) on
  security transactions                     845                (3,266)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,527)               (1,058)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (7,330)               (6,050)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               60,233                82,272
 Net transfers                           (2,473)                1,011
 Surrenders for benefit
  payments and fees                      (3,771)              (26,532)
 Other transactions                         (32)                 (112)
 Net loan activity                          (17)                   --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,940                56,639
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             46,610                50,589
NET ASSETS:
 Beginning of year                       62,772               182,734
                                     ----------            ----------
 End of year                           $109,382              $233,323
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     THORNBURG                                      THORNBURG
                                   INTERNATIONAL             THORNBURG                 CORE
                                     VALUE FUND              VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,741                 $(8,382)              $(7,238)
 Net realized gain (loss) on
  security transactions                   35,810                  16,867                 2,152
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (763,750)               (165,964)                2,811
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (719,199)               (157,479)               (2,275)
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,349,214                 177,515               171,798
 Net transfers                            15,957                (121,357)              (94,910)
 Surrenders for benefit
  payments and fees                     (430,007)               (148,345)              (59,923)
 Other transactions                         (251)                    (12)                  (67)
 Net loan activity                          (195)                   (262)                 (100)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      934,718                 (92,461)               16,798
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             215,519                (249,940)               14,523
NET ASSETS:
 Beginning of year                     4,249,515               1,071,680               943,874
                                    ------------            ------------            ----------
 End of year                          $4,465,034                $821,740              $958,397
                                    ============            ============            ==========

                                  TIMOTHY PLAN                               T. ROWE PRICE
                                  LARGE/MID CAP         UBS DYNAMIC              GROWTH
                                   VALUE FUND           ALPHA FUND             STOCK FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (40)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(67)               $(20)                $(13,962)
 Net realized gain (loss) on
  security transactions                    11                  --                  (11,869)
 Net realized gain on
  distributions                            --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (485)                (22)                 (20,631)
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (541)                (42)                 (46,462)
                                    ---------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                             23,013                  --                  891,954
 Net transfers                          7,765               3,359                  (24,960)
 Surrenders for benefit
  payments and fees                      (140)                 (1)                (226,838)
 Other transactions                         1                  --                      229
 Net loan activity                         --                  --                     (137)
 Net annuity transactions                  --                  --                       --
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    30,639               3,358                  640,248
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets                           30,098               3,316                  593,786
NET ASSETS:
 Beginning of year                      3,189                  --                1,175,005
                                    ---------             -------             ------------
 End of year                          $33,287              $3,316               $1,768,791
                                    =========             =======             ============

(40) Funded as of July 11, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   T. ROWE PRICE          T. ROWE PRICE
                                   EQUITY-INCOME            RETIREMENT
                                        FUND                2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,305                 $11,686
 Net realized gain (loss) on
  security transactions                  (5,145)                 27,500
 Net realized gain on
  distributions                              --                   2,665
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,964)                (65,021)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,804)                (23,170)
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              378,544                 416,570
 Net transfers                          (27,914)                (97,863)
 Surrenders for benefit
  payments and fees                     (45,420)               (244,759)
 Other transactions                           1                     (19)
 Net loan activity                          (47)                     --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     305,164                  73,929
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            300,360                  50,759
NET ASSETS:
 Beginning of year                      545,819               1,321,310
                                     ----------            ------------
 End of year                           $846,179              $1,372,069
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2020 FUND               2030 FUND               2040 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,151                  $7,996                 $(3,203)
 Net realized gain (loss) on
  security transactions                   73,800                  44,281                  12,944
 Net realized gain on
  distributions                           10,797                   7,157                   3,905
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (274,234)               (229,068)               (129,053)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (154,486)               (169,634)               (115,407)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,779,743               1,339,549                 685,884
 Net transfers                           (22,094)                (95,393)                122,409
 Surrenders for benefit
  payments and fees                     (286,391)               (269,807)               (199,318)
 Other transactions                          (61)                   (281)                    (29)
 Net loan activity                          (522)                   (791)                   (659)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,470,675                 973,277                 608,287
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,316,189                 803,643                 492,880
NET ASSETS:
 Beginning of year                     4,481,272               3,156,582               1,676,243
                                    ------------            ------------            ------------
 End of year                          $5,797,461              $3,960,225              $2,169,123
                                    ============            ============            ============

                                  T. ROWE PRICE         T. ROWE PRICE
                                    RETIREMENT            RETIREMENT           UBS GLOBAL
                                    2050 FUND            INCOME FUND         ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(121)               $2,120                 $40
 Net realized gain (loss) on
  security transactions                 (2,794)               (1,249)                 --
 Net realized gain on
  distributions                          4,546                   364                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (42,632)               (3,914)               (125)
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           (41,001)               (2,679)                (85)
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             306,854                34,986                 483
 Net transfers                           3,942                42,976                  --
 Surrenders for benefit
  payments and fees                    (53,485)               (9,336)                (15)
 Other transactions                        (40)                   26                  --
 Net loan activity                        (296)                   --                  --
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    256,975                68,652                 468
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           215,974                65,973                 383
NET ASSETS:
 Beginning of year                     618,003               172,030                 634
                                    ----------            ----------             -------
 End of year                          $833,977              $238,003              $1,017
                                    ==========            ==========             =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      VANGUARD             VANGUARD
                                     SMALL-CAP             MID-CAP
                                     INDEX FUND           INDEX FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $16,586              $4,442
 Net realized gain (loss) on
  security transactions                    (642)                229
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (57,073)            (16,452)
                                     ----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (41,129)            (11,781)
                                     ----------            --------
UNIT TRANSACTIONS:
 Purchases                              353,234             143,429
 Net transfers                           (9,695)              3,574
 Surrenders for benefit
  payments and fees                     (59,809)             (8,646)
 Other transactions                        (250)                 (6)
 Net loan activity                          (52)                 (8)
 Net annuity transactions                    --                  --
                                     ----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     283,428             138,343
                                     ----------            --------
 Net increase (decrease) in
  net assets                            242,299             126,562
NET ASSETS:
 Beginning of year                    1,159,749             258,946
                                     ----------            --------
 End of year                         $1,402,048            $385,508
                                     ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VANGUARD             VANGUARD             VICTORY
                                TOTAL BOND MARKET   TOTAL STOCK MARKET      DIVERSIFIED
                                   INDEX FUND           INDEX FUND           STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,056               $3,841                  $171
 Net realized gain (loss) on
  security transactions                  212               (1,092)                8,692
 Net realized gain on
  distributions                        2,261                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         15,007               (7,706)              (66,102)
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          29,536               (4,957)              (57,239)
                                    --------             --------            ----------
UNIT TRANSACTIONS:
 Purchases                           239,449              226,560               576,645
 Net transfers                        16,420                6,493                 5,557
 Surrenders for benefit
  payments and fees                  (34,886)             (44,538)              (79,715)
 Other transactions                       32                   --                    --
 Net loan activity                        (9)                  --                   (67)
 Net annuity transactions                 --                   --                    --
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  221,006              188,515               502,420
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets                         250,542              183,558               445,181
NET ASSETS:
 Beginning of year                   247,468               79,845               697,965
                                    --------             --------            ----------
 End of year                        $498,010             $263,403            $1,143,146
                                    ========             ========            ==========

                                    VICTORY             VICTORY            VICTORY
                                    SPECIAL          SMALL COMPANY       ESTABLISHED
                                   VALUE FUND       OPPORTUNITY FUND      VALUE FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(14,500)            $(7,152)           $1,059
 Net realized gain (loss) on
  security transactions                 5,355               4,337             1,121
 Net realized gain on
  distributions                            --               6,159            13,059
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (260,097)              5,069           (11,790)
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         (269,242)              8,413             3,449
                                   ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                            498,174             425,746           205,471
 Net transfers                        (32,320)            167,383             4,860
 Surrenders for benefit
  payments and fees                  (152,661)            (95,796)          (15,606)
 Other transactions                       274                (146)               (1)
 Net loan activity                        (87)               (131)               (9)
 Net annuity transactions                  --                  --                --
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   313,380             497,056           194,715
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets                           44,138             505,469           198,164
NET ASSETS:
 Beginning of year                  2,052,030           1,078,614           299,426
                                   ----------          ----------          --------
 End of year                       $2,096,168          $1,584,083          $497,590
                                   ==========          ==========          ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                      VAN KAMPEN               INVESCO
                                      SMALL CAP               VAN KAMPEN
                                     GROWTH FUND            COMSTOCK FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,463)                $47,687
 Net realized gain (loss) on
  security transactions                    43,569                  65,881
 Net realized gain on
  distributions                           127,052                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (213,447)               (245,435)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (53,289)               (131,867)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                334,904                 656,334
 Net transfers                            (50,989)               (450,984)
 Surrenders for benefit
  payments and fees                      (119,535)               (411,183)
 Other transactions                           (88)                    (95)
 Net loan activity                           (115)                   (806)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       164,177                (206,734)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              110,888                (338,601)
NET ASSETS:
 Beginning of year                      1,151,016               4,679,681
                                     ------------            ------------
 End of year                           $1,261,904              $4,341,080
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  INVESCO                 INVESCO                 INVESCO
                                VAN KAMPEN               VAN KAMPEN             VAN KAMPEN
                                EQUITY AND               GROWTH AND               MID CAP
                                INCOME FUND             INCOME FUND             GROWTH FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $226,381                 $20,193                $(6,878)
 Net realized gain (loss) on
  security transactions               74,977                  (4,442)                (1,272)
 Net realized gain on
  distributions                           --                      --                 53,722
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (600,326)                (92,973)              (125,294)
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (298,968)                (77,222)               (79,722)
                               -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                         2,135,769                 452,261                173,133
 Net transfers                      (361,520)               (144,948)                (2,436)
 Surrenders for benefit
  payments and fees               (1,866,315)               (254,148)               (34,979)
 Other transactions                     (330)                   (108)                    (2)
 Net loan activity                    (1,099)                   (170)                   (54)
 Net annuity transactions                 --                      --                     --
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (93,495)                 52,887                135,662
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets                        (392,463)                (24,335)                55,940
NET ASSETS:
 Beginning of year                16,739,124               2,444,417                673,723
                               -------------            ------------            -----------
 End of year                     $16,346,661              $2,420,082               $729,663
                               =============            ============            ===========

                                    INVESCO               INVESCO               INVESCO
                                   VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                 U.S. MORTGAGE           SMALL CAP             AMERICAN
                                      FUND              VALUE FUND            VALUE FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12                 $(1,896)               $(245)
 Net realized gain (loss) on
  security transactions                   6                  (6,396)                (386)
 Net realized gain on
  distributions                          --                  48,866                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8)               (104,341)                (292)
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10                 (63,767)                (923)
                                     ------             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              194                 297,898               15,469
 Net transfers                           --                  74,033               (1,207)
 Surrenders for benefit
  payments and fees                    (190)                (60,617)              (2,783)
 Other transactions                       1                       1                   --
 Net loan activity                       --                     (56)                  --
 Net annuity transactions                --                      --                   --
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       5                 311,259               11,479
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets                             15                 247,492               10,556
NET ASSETS:
 Beginning of year                      339                 476,998               15,564
                                     ------             -----------            ---------
 End of year                           $354                $724,490              $26,120
                                     ======             ===========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       MORGAN STANLEY              INVESCO
                                        INSTITUTIONAL            VAN KAMPEN
                                         OPPORTUNITY                VALUE
                                          PORTFOLIO          OPPORTUNITIES FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT (41)(42)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(722)                  $1,532
 Net realized gain (loss) on
  security transactions                       2,008                 (171,204)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (2,249)                 143,485
                                          ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                   (963)                 (26,187)
                                          ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                   15,886                    8,907
 Net transfers                                2,971                  (49,237)
 Surrenders for benefit
  payments and fees                         (20,400)                (120,860)
 Other transactions                              11                       --
 Net loan activity                              (23)                      --
 Net annuity transactions                        --                       --
                                          ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (1,555)                (161,190)
                                          ---------              -----------
 Net increase (decrease) in
  net assets                                 (2,518)                (187,377)
NET ASSETS:
 Beginning of year                           70,653                  810,011
                                          ---------              -----------
 End of year                                $68,135                 $622,634
                                          =========              ===========

(41) Funded as of May 20, 2011.

(42) Effective May 20, 2011 Invesco Basic Value Fund merged with Invesco Van Kampen Value Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      INVESCO
                                        INVESCO                     VAN KAMPEN                      INVESCO
                                      DIVERSIFIED                    AMERICAN                     GLOBAL CORE
                                     DIVIDEND FUND                FRANCHISE FUND                  EQUITY FUND
                                 SUB-ACCOUNT (41)(43)      SUB-ACCOUNT (41)(44)(45)(46)      SUB-ACCOUNT (41)(47)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,443                        $(457)                         $365
 Net realized gain (loss) on
  security transactions                  (327,529)                       8,327                           444
 Net realized gain on
  distributions                             3,909                          468                         3,793
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,013                      (11,979)                       (5,780)
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (19,164)                      (3,641)                       (1,178)
                                      -----------                    ---------                     ---------
UNIT TRANSACTIONS:
 Purchases                                 42,188                       14,482                         2,225
 Net transfers                            (19,050)                       3,309                            --
 Surrenders for benefit
  payments and fees                       (37,241)                      (1,929)                         (258)
 Other transactions                            (1)                          --                            --
 Net loan activity                            (17)                         (22)                           --
 Net annuity transactions                      --                           --                            --
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (14,121)                      15,840                         1,967
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets                              (33,285)                      12,199                           789
NET ASSETS:
 Beginning of year                        373,841                       31,808                        20,787
                                      -----------                    ---------                     ---------
 End of year                             $340,556                      $44,007                       $21,576
                                      ===========                    =========                     =========

                                                         WELLS FARGO          WELLS FARGO
                                                          ADVANTAGE            ADVANTAGE
                                   VANGUARD 500         INTERNATIONAL         TOTAL RETURN
                                    INDEX FUND           EQUITY FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $15,767                 $511                  $931
 Net realized gain (loss) on
  security transactions                    293                4,290                   (11)
 Net realized gain on
  distributions                             --                   --                 2,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,773)             (10,325)                  859
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,287               (5,524)                4,496
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             274,822                7,791                20,056
 Net transfers                          27,018                   --                50,763
 Surrenders for benefit
  payments and fees                    (45,108)                (144)               (2,945)
 Other transactions                         --                   (1)                   (1)
 Net loan activity                         (32)                  (1)                   (6)
 Net annuity transactions                   --                   --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    256,700                7,645                67,867
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           269,987                2,121                72,363
NET ASSETS:
 Beginning of year                     640,778               34,478                47,041
                                    ----------            ---------            ----------
 End of year                          $910,765              $36,599              $119,404
                                    ==========            =========            ==========

(41) Funded as of May 20, 2011.

(43) Effective May 20, 2011 Invesco Financial Services Fund merged with Invesco Diversified Dividend Fund.

(44) Effective May 20, 2011 Invesco Large Cap Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(45) Effective May 20, 2011 Invesco Van Kampen Enterprise Fund merged with Invesco Van Kampen American Franchise Fund.

(46) Effective May 20, 2011 Invesco Van Kampen Capital Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(47) Effective May 20, 2011 Invesco Van Kampen Global Franchise Fund merged with Invesco Global Core Equity Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   COLUMBIA SELIGMAN        COLUMBIA SELIGMAN
                                   COMMUNICATIONS AND             GLOBAL
                                    INFORMATION FUND         TECHNOLOGY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,867)                 $(1,147)
 Net realized gain (loss) on
  security transactions                       257                    2,559
 Net realized gain on
  distributions                            13,547                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (29,534)                 (10,642)
                                       ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (17,597)                  (9,230)
                                       ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                 56,407                   21,677
 Net transfers                              5,791                      280
 Surrenders for benefit
  payments and fees                        (3,226)                  (2,820)
 Other transactions                            (2)                      --
 Net loan activity                             --                       --
 Net annuity transactions                      --                       --
                                       ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        58,970                   19,137
                                       ----------               ----------
 Net increase (decrease) in
  net assets                               41,373                    9,907
NET ASSETS:
 Beginning of year                        290,328                   95,713
                                       ----------               ----------
 End of year                             $331,701                 $105,620
                                       ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LEGG MASON
                                    PARTNERS
                                   CLEARBRIDGE          LIFE POINTS           LIFE POINTS
                                    SMALL CAP             BALANCED           CONSERVATIVE
                                   VALUE FUND          STRATEGY FUND         STRATEGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(291)               $1,277                 $315
 Net realized gain (loss) on
  security transactions                 4,427                   739                 (621)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,980)               (4,769)                 (75)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,844)               (2,753)                (381)
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              5,779                63,604                5,322
 Net transfers                         (1,825)               20,468              (11,252)
 Surrenders for benefit
  payments and fees                    (5,581)              (13,736)             (18,351)
 Other transactions                        --                     1                   --
 Net loan activity                         --                    --                   --
 Net annuity transactions                  --                    --                   --
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,627)               70,337              (24,281)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                           (3,471)               67,584              (24,662)
NET ASSETS:
 Beginning of year                     34,944                50,633               31,597
                                    ---------            ----------            ---------
 End of year                          $31,473              $118,217               $6,935
                                    =========            ==========            =========


                                   LIFE POINTS          LIFE POINTS
                                     GROWTH              MODERATE
                                  STRATEGY FUND        STRATEGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)            $376                 $625
 Net realized gain (loss) on
  security transactions                    (3)                (133)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,152)              (1,465)
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,779)                (973)
                                    ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             31,397               16,073
 Net transfers                             --                   --
 Surrenders for benefit
  payments and fees                      (401)              (7,540)
 Other transactions                        --                   --
 Net loan activity                         --                   --
 Net annuity transactions                  --                   --
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    30,996                8,533
                                    ---------            ---------
 Net increase (decrease) in
  net assets                           26,217                7,560
NET ASSETS:
 Beginning of year                     46,212               44,767
                                    ---------            ---------
 End of year                          $72,429              $52,327
                                    =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century Equity Income Fund, American Century VP Growth Fund, American Century VP Ultra(R) Fund, American Century VP Balanced Fund, American Century Small Cap Value Fund, American Century VP Large Company Value Fund, American Century VP Vista(SM) Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century VP Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AllianceBernstein Global Bond Fund, AllianceBernstein 2055 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, AllianceBernstein Global Risk Allocation Fund (formerly AllianceBernstein VPS Balanced Shares Portfolio), AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Global Value Portfolio, AllianceBernstein Growth Fund, AllianceBernstein Discovery Growth Fund (formerly AllianceBernstein Small/Mid-Cap Growth Fund), AllianceBernstein Discovery Value Fund (formerly AllianceBernstein VPS Small-Mid Cap Value Portfolio), AllianceBernstein Value Fund, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein High Income Fund, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder Fund, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America Fund, American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, LifePath 2050 Portfolio, BlackRock LifePath 2025 Fund, BlackRock LifePath 2035 Fund, BlackRock LifePath 2045 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Flexible Equity Fund (formerly BlackRock Mid Cap Value Portfolio), Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio, Calvert Bond Portfolio, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Marsico 21st Century Fund, Columbia Small Cap Value I Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Marsico Growth VS Fund, CRM Mid Cap Value Fund, Columbia Small Cap Core Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus Lifetime Growth and Income Portfolio++, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus Small Cap Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus Socially Responsible Growth Fund, Inc.*, Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Utility & Telecommunication Fund, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen

-------------------------------------------------------------------------------

    Small Cap Index Fund, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Capital Appreciation Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufman Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated International Leaders Fund, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity VIP FundsManager 70% Portfolio*, Fidelity Stock Selector All Cap Fund (merged with Fidelity Advisor Stock Selector All Cap Fund), Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Securities Fund, Pyxis Premier Growth Equity Fund (formerly Highland Premier Growth Equity Fund), Goldman Sachs Income Builder Fund (formerly Goldman Sachs Balanced Fund), Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, John Hancock Small Cap Equity Fund, Frost Dividend Value Equity Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund*, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund (merged with The Hartford Equity Growth Allocation Fund), The Hartford Money Market, The Hartford Inflation Plus Fund, The Hartford Value Fund, The Hartford Equity Income Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, The Hartford Target Retirement 2050 Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Leisure Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Worldwide Fund, Perkins Mid Cap Value Fund, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Real Estate Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Retirement 2055 Fund, JP Morgan Prime Money Market Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Classic Stock Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Total Return Fund, Lord Abbett Small Cap Blend Fund, Lord Abbett Developing Growth Fund, Inc., Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Legg Mason Capital Management Value Trust, Inc., BMO Mid-Cap Value Fund (formerly Marshall Mid-Cap Value Fund), MFS Emerging Markets Equity Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Utilities Series, MFS Growth Fund, BlackRock Global Allocation Fund, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio, Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen Tradewinds International Value Fund, Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Small- & Mid-Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer International Diversified Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam Small Cap Value Fund, Pioneer Fundamental Value Fund (formerly Pioneer CullenValue Fund), Pioneer Emerging Markets Fund, Pioneer Oak Ridge Small Cap Growth Fund, Allianz NFJ International Value Fund, Allianz NFJ Small Cap Value Fund, Allianz NFJ Dividend Value Fund, Managers Cadence Mid-Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Growth Opportunities Fund, PIMCO Total Return III Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Value Plus Fund, Royce Value Fund, RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, RidgeWorth Total Return Bond Fund, DWS RREEF Real Estate Securities Fund, DWS Equity Dividend Fund (formerly DWS Dreman High Return Equity Fund), DWS Enhanced Emerging Markets Fixed Income Fund, SSGA S&P 500 Index Fund, DWS Growth & Income VIP Portfolio, DWS Global Thematic Fund, Legg Mason ClearBridge Appreciation Fund, Legg Mason ClearBridge Aggressive Growth Fund, Legg Mason Partners ClearBridge Fundamental Value Fund, Legg Mason ClearBridge Mid Cap Core Fund, Legg Mason ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price Equity-Income Fund, T. Rowe Price Retirement 2010 Fund,
    T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Income Fund, UBS Global Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Small Company Opportunity Fund, Victory Established Value Fund, Invesco Small Cap Discovery Fund (formerly Invesco Van Kampen Small Cap Growth Fund), Invesco Comstock Fund (formerly Invesco Van Kampen Comstock Fund), Invesco Equity and Income Fund (formerly Invesco Van Kampen Equity and Income Fund), Invesco Growth and Income Fund (formerly Invesco Van Kampen Growth and Income Fund), Invesco Mid Cap Growth Fund (merged with Invesco Capital Development Fund) (formerly Invesco Van Kampen Mid Cap Growth Fund), Invesco U.S. Mortgage Fund (formerly Invesco Van Kampen U.S. Mortgage Fund), Invesco Small Cap Value Fund (formerly Invesco Van Kampen Small Cap Value Fund), Invesco American Value

-------------------------------------------------------------------------------

    Fund (formerly Invesco Van Kampen American Value Fund), Morgan Stanley Institutional Opportunity Portfolio, Invesco Value Opportunities Fund (formerly Invesco Van Kampen Value Opportunities Fund), Invesco Diversified Dividend Fund, Invesco American Franchise Fund (formerly Invesco Van Kampen American Franchise Fund), Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Core Bond Fund (formerly Wells Fargo Advantage Total Return Bond
    Fund), Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Equity Index Fund, Legg Mason Partners ClearBridge Small Cap Value Fund, Life Points Balanced Strategy Fund, Life Points Conservative Strategy Fund, Life Points Growth Strategy Fund, and Life Points Moderate Strategy Fund.

     * This fund was not funded as of December 31, 2012, and as a result, it is not presented in the statements of assets and liabilities.

     ++   During 2012, the following Sub-Account was liquidated:
          Dreyfus Lifetime Growth and Income Portfolio.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century Equity Income Fund                    $6,182,188     $4,965,032
American Century VP Growth Fund                        16,803,939        328,239
American Century VP Ultra(R) Fund                          22,262          6,858
American Century VP Balanced Fund                           4,911         70,297
American Century Small Cap Value Fund                     735,166        132,196
American Century VP Large Company Value Fund               11,503         15,289
American Century VP VistaSM Fund                          178,428        349,634
American Century Inflation-Adjusted Bond Fund              52,504         10,346
American Century Equity Growth Fund                        12,811          4,548
American Century VP Income & Growth Fund                    6,439         15,259
American Century VP Ultra Fund                             54,797         81,864
American Century VP Value Fund                             19,202        350,672
American Century VP Mid Cap Value Fund                    168,161         25,338
Invesco V.I. Small Cap Equity Fund                         38,437         73,281

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund*                    $6,366            $85
Invesco European Growth Fund                              150,325        261,186
Invesco International Growth Fund                         241,217         58,606
Invesco Mid Cap Core Equity Fund                           84,735         71,112
Invesco Small Cap Growth Fund                             528,926        134,903
Invesco Real Estate Fund                                2,062,170      1,485,366
Invesco Small Cap Equity Fund                             238,911         91,535
Invesco Developing Markets Fund                           167,378         24,910
American Century Diversified Bond Fund                     35,158          1,246
American Century Prime Money Market Fund                  180,350         50,257
Domini Social Equity Fund                                  14,007            401
AllianceBernstein Global Bond Fund                          5,996            585
AllianceBernstein 2055 Retirement Strategy                    322             21
AllianceBernstein 2050 Retirement Strategy                  8,142            296
AllianceBernstein Global Risk Allocation Fund*             61,675         65,137
AllianceBernstein VPS Growth and Income Portfolio          18,235         16,468
AllianceBernstein VPS International Growth
 Portfolio                                                113,066        122,385
AllianceBernstein VPS International Value
 Portfolio                                                367,778        354,832
AllianceBernstein VPS Global Value Portfolio               20,653         22,449
AllianceBernstein Growth Fund                               5,864          8,063
AllianceBernstein Discovery Growth Fund*                   37,370         35,377
AllianceBernstein Discovery Value Fund*                   406,863        301,307
AllianceBernstein Value Fund                                1,180             21
AllianceBernstein 2015 Retirement Strategy                 58,254         36,028
AllianceBernstein 2025 Retirement Strategy                 45,966         73,416
AllianceBernstein 2035 Retirement Strategy                 44,821         18,619
AllianceBernstein 2045 Retirement Strategy                 23,704          2,774
AllianceBernstein High Income Fund                        254,643        102,170
AllianceBernstein 2010 Retirement Strategy                 21,200          5,590
AllianceBernstein 2020 Retirement Strategy                102,091         16,840
AllianceBernstein 2030 Retirement Strategy                121,605         68,218
AllianceBernstein 2040 Retirement Strategy                 78,128         29,133
American Funds AMCAP Fund                                 828,481        608,255
American Funds American Balanced Fund                   1,800,958      1,907,445
American Funds Capital Income Builder Fund              5,330,812      4,128,319
American Funds EuroPacific Growth Fund                  7,853,840      4,747,740
American Funds Fundamental Investors Fund               4,787,953      3,392,386
American Funds New Perspective Fund                     2,343,546      2,041,696
American Funds The Bond Fund of America                 1,974,554      1,800,122
American Funds The Growth Fund of America Fund         10,260,635     24,031,133
American Funds The Income Fund of America               3,279,477      2,340,833
American Funds The Investment Company of America        2,421,659      1,675,326
American Funds The New Economy Fund                       404,036        388,389
American Funds Washington Mutual Investors                911,282        789,297
American Funds American Mutual Fund                     2,112,197      1,232,642
American Funds Capital World Growth & Income Fund       5,553,600      3,488,880
American Funds SMALLCAP World Fund                        369,077        387,670
Ariel Appreciation Fund                                    20,905         23,818
Ariel Fund                                                 40,018         12,443

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Artisan Mid Cap Value Fund                               $817,452       $404,320
Ave Maria Opportunity Fund                                 24,604         12,201
Ave Maria Rising Dividend Fund                            498,515        534,701
Ave Maria Growth Fund                                      55,852         16,616
LifePath 2020 Portfolio                                 6,560,498      3,043,085
LifePath 2030 Portfolio                                 7,071,493      2,671,641
LifePath 2040 Portfolio                                 5,939,920      2,529,094
LifePath Retirement Portfolio                           1,970,724      1,919,210
LifePath 2050 Portfolio                                   837,311        122,058
BlackRock LifePath 2025 Fund                                5,081             20
BlackRock LifePath 2035 Fund                                  929              4
BlackRock LifePath 2045 Fund                                   10             --
Baron Small Cap Fund                                      418,588        101,144
BlackRock U.S. Government Bond Portfolio                   51,145         20,124
BlackRock Equity Dividend Fund                          2,891,614      1,685,152
BlackRock Capital Appreciation Fund                     1,015,803        276,174
BlackRock Flexible Equity Fund*                            46,201         65,251
Calvert VP SRI Balanced Portfolio                           7,981          5,630
Calvert Equity Portfolio                                2,078,710      1,519,685
Calvert Bond Portfolio                                  1,280,023        857,303
Calvert Income Fund                                       257,483        483,620
Columbia Contrarian Core Fund                             209,853        136,440
Columbia Marsico 21st Century Fund                         39,715          2,974
Columbia Small Cap Value I Fund                            15,167         18,937
Columbia Marsico International Opportunities Fund              --         11,083
Columbia Mid Cap Value Fund                               350,825        204,873
Columbia Acorn Fund                                     1,698,253        903,141
Columbia Marsico Growth VS Fund                           203,084        182,474
CRM Mid Cap Value Fund                                     27,526         35,176
Columbia Small Cap Core Fund                               57,229         68,548
Davis Financial Fund                                       49,772         26,998
Davis New York Venture Fund                             1,864,192      1,860,279
Davis Opportunity Fund                                     30,780         38,581
Delaware Diversified Income Fund                            8,153              3
Delaware Extended Duration Bond Fund                           71              1
Dreyfus Bond Market Index Fund                          4,147,979      2,486,253
Dreyfus Lifetime Growth and Income Portfolio*             105,553        695,902
Dreyfus VIF Appreciation Portfolio                         77,187          7,278
Dreyfus International Stock Index Fund                     49,489         10,947
Dreyfus MidCap Index Fund                               1,958,375      1,092,295
Dreyfus SmallCap Stock Index Fund                         867,804        516,963
Dreyfus Small Cap Fund                                     31,518          6,446
Dreyfus VIF Growth and Income Portfolio                       308             12
Dreyfus VIF Quality Bond Portfolio                         27,863        235,270
Dreyfus Socially Responsible Growth Fund, Inc.*            50,607         47,824
Dreyfus S&P 500 Index Fund                              4,192,498      2,763,770
Dreyfus Intermediate Term Income Fund                   1,284,820        194,205
Eaton Vance Large-Cap Value Fund                        2,060,839      2,214,620

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Eaton Vance Dividend Builder Fund                        $285,526       $139,264
Eaton Vance Worldwide Health Sciences Fund                142,379         33,528
Eaton Vance Income Fund of Boston                       1,203,434        566,542
Eaton Vance Balanced Fund                                     735            684
Eaton Vance Atlanta Capital SMID-Cap Fund                  12,553          1,947
Wells Fargo Advantage Asset Allocation Fund                73,944         18,748
Wells Fargo Advantage Emerging Markets Equity
 Fund                                                   1,162,035        417,362
Wells Fargo Advantage Utility & Telecommunication
 Fund                                                       8,135          3,646
Alger Capital Appreciation Institutional Fund           2,945,468      1,628,828
Alger Mid Cap Growth Institutional Fund                   434,285        388,527
Alger Small Cap Growth Institutional Fund                 118,697         88,822
Nuveen Mid Cap Index Fund                               1,321,344        376,475
Nuveen Small Cap Index Fund                                87,840            766
Nuveen Equity Index Fund                                  535,538        123,010
Nuveen Mid Cap Growth Opportunities Fund                  276,124        115,997
Nuveen Small Cap Select Fund                               42,995          5,392
Fidelity Advisor Equity Growth Fund                        95,445        128,456
Fidelity Advisor Value Strategies Fund                     43,298         94,177
Fidelity Advisor Leveraged Company Stock Fund           2,017,996      1,756,618
Federated Capital Appreciation Fund                         7,658            170
Federated Equity Income Fund, Inc.                          4,802            455
Federated Fund for U.S. Government Securities
 Fund                                                     137,633        192,394
Federated Mid Cap Growth Strategies Fund                    8,410         11,445
Federated High Income Bond Fund                             1,812         39,280
Federated Kaufman Fund                                  1,235,929      1,497,537
Federated Short-Term Income Fund                           13,036         24,997
Federated Total Return Bond Fund                          159,701         95,479
Federated International Leaders Fund                          340          1,938
Fidelity VIP Growth Opportunities Portfolio                60,995         74,502
Fidelity VIP Overseas Portfolio                             6,936            840
Fidelity VIP Value Strategies Portfolio                     3,184         20,756
Fidelity VIP Balanced Portfolio                           104,418        199,998
Fidelity VIP Growth & Income Portfolio                     56,670         25,107
Fidelity VIP Freedom 2020 Portfolio                        30,804         17,015
Fidelity VIP Freedom 2030 Portfolio                       126,344         42,662
Fidelity VIP Freedom 2015 Portfolio                        31,551         99,410
Fidelity VIP Freedom 2025 Portfolio                        35,571         18,103
Fidelity VIP FundsManager 70% Portfolio*                    1,144          1,154
Fidelity Stock Selector All Cap Fund*                       4,295          5,581
Templeton Global Opportunities Trust                       49,172          8,487
Templeton Developing Markets Trust                        488,040        372,932
Franklin High Income Fund                                 636,863        642,076
Franklin Strategic Income Fund                          1,727,401        606,298
Templeton Global Bond Fund                              2,161,499      1,084,866
Franklin U.S. Government Securities Fund                  615,559        397,359
Franklin Small Cap Value Fund                             791,774        536,465
Mutual Global Discovery Fund                            4,816,717      2,897,473
Templeton Growth Fund                                     376,408        301,613
Franklin Income Fund                                    2,987,910      2,331,785

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Franklin Growth Fund                                     $907,033       $439,756
Franklin Total Return Fund                                240,861        105,292
Franklin Balance Sheet Investment Fund                    359,057        542,074
Mutual Beacon Fund                                        330,123        225,416
Franklin Mutual Shares Fund                               939,217        744,343
Franklin Small-Mid Cap Growth Fund                      1,451,581      1,260,362
Franklin Templeton Conservative Allocation Fund         1,033,112        401,028
Franklin Templeton Growth Allocation Fund               1,520,260        886,068
Franklin Templeton Moderate Allocation Fund             2,742,700      2,126,386
Templeton Foreign Fund                                  2,898,619      2,446,375
Franklin Small-Mid Cap Growth Securities Fund              17,892         12,939
Pyxis Premier Growth Equity Fund*                          30,527         30,463
Goldman Sachs Income Builder Fund*                         24,289          7,307
Goldman Sachs Capital Growth Fund                           2,226          1,190
Goldman Sachs Core Fixed Income Fund                       16,694          1,956
Goldman Sachs Structured U.S. Equity Fund                     103            149
Goldman Sachs Government Income Fund                      905,357        753,682
Goldman Sachs Growth & Income Fund                         32,140         62,966
Goldman Sachs Growth Opportunities Fund                   164,796        104,098
Goldman Sachs Concentrated International Equity
 Fund                                                       3,956          1,583
Goldman Sachs Mid Cap Value Fund                          601,109      1,218,020
Goldman Sachs Small Cap Value Fund                      1,010,749        881,674
Goldman Sachs Strategic Growth Fund                        11,171            242
Goldman Sachs High Yield Fund                           1,386,192        602,548
Goldman Sachs Large Cap Value Fund                        125,141        172,591
Goldman Sachs Small/Mid Cap Growth Fund                   356,512        386,177
Goldman Sachs Satellite Strategies Portfolio                  194             --
John Hancock Small Cap Equity Fund                        396,602        432,787
Frost Dividend Value Equity Fund                            4,315            145
Hartford Balanced HLS Fund*                               715,536      1,029,031
Hartford Total Return Bond HLS Fund                     4,837,170      5,583,665
Hartford Capital Appreciation HLS Fund                  2,448,590      3,601,067
Hartford Dividend and Growth HLS Fund                   5,116,314      4,577,619
Hartford Global Research HLS Fund                         397,310        141,923
Hartford Healthcare HLS Fund                              537,346        394,878
Hartford Global Growth HLS Fund                            18,931         27,637
Hartford Disciplined Equity HLS Fund*                         854          6,312
Hartford Growth HLS Fund                                   97,921         73,855
Hartford Growth Opportunities HLS Fund                  1,032,529      1,168,009
Hartford Index HLS Fund                                 3,991,093      4,085,481
Hartford International Opportunities HLS Fund             206,626        529,603
Hartford MidCap HLS Fund                                2,400,775      2,450,613
Hartford Money Market HLS Fund                          3,534,188      5,638,828
Hartford Small Company HLS Fund                         1,650,639      1,436,874
Hartford SmallCap Growth HLS Fund                          92,045         71,608
Hartford Stock HLS Fund                                   403,111        794,671
Hartford U.S. Government Securities HLS Fund              408,131        220,774
Hartford Value HLS Fund                                   320,699        254,276

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
The Hartford Checks and Balances Fund                    $142,911        $74,474
The Hartford Target Retirement 2010 Fund                  408,060        304,791
The Hartford Target Retirement 2020 Fund                2,522,078      1,623,608
The Hartford Target Retirement 2030 Fund                2,733,681      1,316,147
The Hartford Dividend and Growth Fund                     503,304        144,061
The Hartford International Opportunities Fund              65,351          5,716
The Hartford MidCap Fund                                   89,563         22,401
The Hartford Small Company Fund                           592,608        639,905
The Hartford Total Return Bond Fund                       111,499         30,102
The Hartford Healthcare Fund                               65,358         66,916
The Hartford Growth Opportunities Fund                     51,370         25,434
The Hartford Balanced Allocation Fund                   1,522,838      1,678,892
The Hartford Conservative Allocation Fund                 534,394        460,755
The Hartford Capital Appreciation Fund                  2,992,126      4,183,947
The Hartford Growth Allocation Fund*                    2,012,374      1,599,991
The Hartford Money Market                               1,546,341      1,676,079
The Hartford Inflation Plus Fund                        1,435,588      1,088,245
The Hartford Value Fund                                     1,719             31
The Hartford Equity Income Fund                           117,689          6,733
The Hartford Target Retirement 2015 Fund                2,197,101      1,406,015
The Hartford Target Retirement 2025 Fund                1,505,006        925,675
The Hartford Target Retirement 2035 Fund                  740,791        413,298
The Hartford Target Retirement 2040 Fund                1,010,972        377,373
The Hartford Target Retirement 2045 Fund                  703,204        470,775
The Hartford Target Retirement 2050 Fund                  357,809        202,466
The Hartford Balanced Income Fund                          22,438            128
The Hartford International Small Company Fund               3,451          1,267
The Hartford MidCap Value Fund                                528             --
Hotchkis and Wiley Large Cap Value Fund                    68,659        221,483
Invesco V.I. Technology Fund                              172,069         65,243
Invesco Leisure Fund                                      136,779        133,289
Invesco Technology Fund                                   279,582        364,594
Ivy Global Natural Resources Fund                         641,200        698,694
Ivy Large Cap Growth Fund                                 771,604        608,028
Ivy Science & Technology Fund                             187,643        118,064
Ivy Asset Strategy Fund                                   622,739        430,964
Janus Aspen Forty Portfolio                                98,417        232,357
Janus Aspen Worldwide Portfolio                             4,547         18,884
Janus Aspen Enterprise Portfolio                           14,914            248
Janus Aspen Balanced Portfolio                            107,800        166,224
Janus Aspen Overseas Portfolio                            186,955        178,709
Janus Flexible Bond Fund                                    6,824            136
Janus Forty Fund                                        1,433,573      1,403,544
Janus Balanced Fund                                       624,913        680,888
Janus Enterprise Fund                                     326,577        346,959
Janus Overseas Fund                                     2,538,084      2,199,953
Janus Worldwide Fund                                       78,117         67,943
Perkins Mid Cap Value Fund                                340,792         89,651
Prudential Jennison Mid-Cap Growth Fund, Inc.             940,846        127,244

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Prudential Jennison 20/20 Focus Fund                     $354,067        $95,841
JPMorgan Core Bond Fund                                   465,190        361,534
JPMorgan Small Cap Equity Fund                            198,752        208,047
JPMorgan Small Cap Growth Fund                            491,276        528,237
JPMorgan Small Cap Value Fund                             449,575        422,950
JPMorgan U.S. Real Estate Fund                             99,884         54,040
JPMorgan U.S. Equity Fund                                 216,495         44,614
JPMorgan SmartRetirement 2010 Fund                        454,764        343,623
JPMorgan SmartRetirement 2015 Fund                        551,654        269,884
JPMorgan SmartRetirement 2020 Fund                        497,169         88,184
JPMorgan SmartRetirement 2025 Fund                      1,146,724        270,701
JPMorgan SmartRetirement 2030 Fund                        502,759        280,020
JPMorgan SmartRetirement 2035 Fund                        405,672         93,727
JPMorgan SmartRetirement 2040 Fund                        336,844        134,672
JPMorgan SmartRetirement 2045 Fund                        301,762         88,523
JPMorgan SmartRetirement 2050 Fund                        387,880        162,296
JPMorgan SmartRetirement Income Fund                        4,231         92,273
JP Morgan Smart Retirement 2055 Fund                          280              1
JP Morgan Prime Money Market Fund                       1,008,288        827,296
Keeley Small Cap Value Fund                               371,413        327,530
Loomis Sayles Bond Fund                                   228,019         97,346
LKCM Aquinas Growth Fund                                   54,828          8,097
LKCM Aquinas Value Fund                                    21,642          1,276
Lord Abbett Affiliated Fund                               286,686        342,138
Lord Abbett Fundamental Equity Fund                     1,418,207        461,974
Lord Abbett Bond Debenture Fund                           977,081        777,751
Lord Abbett Growth Opportunities Fund                     118,271        119,075
Lord Abbett Classic Stock Fund                             27,605         23,714
Lord Abbett Calibrated Dividend Growth Fund*               36,939         23,782
Lord Abbett Total Return Fund                             154,759         23,068
Lord Abbett Small Cap Blend Fund                          587,337        689,610
Lord Abbett Developing Growth Fund, Inc.                  742,474        385,008
Lord Abbett International Core Equity Fund                 67,880         32,490
Lord Abbett Value Opportunities Fund                       138147          28939
Legg Mason Capital Management Value Trust, Inc.             30338         113449
BMO Mid-Cap Value Fund*                                     66745          70351
MFS Emerging Markets Equity Fund                           286198          71655
Massachusetts Investors Growth Stock Fund                  853137         622740
MFS High Income Fund                                       481535         159120
MFS International New Discovery Fund                        47824          68446
MFS Mid Cap Growth Fund                                    113515         170368
MFS New Discovery Fund                                     376700         337452
MFS Research International Fund                           1105751         472243
MFS Total Return Fund                                     1044775         644130
MFS Utilities Fund                                        1568012        1294898
MFS Value Fund                                            2809503        1528804
MFS Research Bond Fund                                     118356          55663
MFS Massachusetts Investors Trust                         1007207         682359

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MFS International Growth Fund                              $25430          $3935
MFS Core Equity Fund                                       133917         252084
MFS Government Securities Fund                            3108982        2036546
MFS International Value Fund                               629512         311164
MFS Technology Fund                                        111210         115102
MFS Core Equity Series                                         83             75
MFS High Income Series                                      13629          14997
MFS Investors Growth Stock Series                             526             70
MFS Utilities Series                                        23663          21584
MFS Growth Fund                                            113392          10003
BlackRock Global Allocation Fund                          7062085        4625443
BlackRock Large Cap Core Fund                               89005          87803
BlackRock Value Opportunities Fund                           7859          13724
BlackRock Small Cap Growth Fund                            267747         209484
BlackRock Mid Cap Value Opportunities Fund                 532468         380353
BlackRock International Opportunities Portfolio            385283         213974
BlackRock Mid Cap Growth Equity Portfolio                   34363          66516
Munder MidCap Core Growth Fund                             522871         321449
Neuberger Berman Socially Responsive Fund                  298916         218419
Nuveen Tradewinds International Value Fund                  20360           3225
Oakmark International Small Cap Fund                        19252         366750
The Oakmark Equity and Income Fund                        2565278         348358
Oppenheimer Capital Appreciation Fund                      182164         179002
Oppenheimer Global Fund                                   2231097        2250313
Oppenheimer International Growth Fund                      157333          53505
Oppenheimer Main Street Fund                                27889           8285
Oppenheimer Global Strategic Income Fund                   249569          56793
Oppenheimer Main Street Small- & Mid-Cap Fund              389264         198959
Oppenheimer Developing Markets Fund                       1506598         873352
Oppenheimer Equity Fund                                     17275           5449
Oppenheimer Capital Income Fund                               101              5
Oppenheimer International Bond Fund                       2642972        2100831
Oppenheimer Small- & Mid-Cap Value Fund                    171587         269179
Oppenheimer Main Street Opportunity Fund                   417118         397649
Oppenheimer Gold & Special Minerals Fund                   800763         557454
Oppenheimer Real Estate Fund                               559982         184214
Oppenheimer International Diversified Fund                  13551             54
Putnam Global Equity Fund                                   17007            163
Putnam VT High Yield Fund                                 1151697        1046772
Putnam VT International Growth Fund                          6980           5466
Putnam VT Multi-Cap Growth Fund                              1167          29830
Putnam Small Cap Value Fund                                 28201          34728
Pioneer Fundamental Value Fund*                             20784           2230
Pioneer Emerging Markets Fund                              991457        1078654
Pioneer Oak Ridge Small Cap Growth Fund                    398784         120330
Allianz NFJ International Value Fund                         3562            353
Allianz NFJ Small Cap Value Fund                           568206         451767
Allianz NFJ Dividend Value Fund                           2365878         909350
Managers Cadence Mid-Cap Fund                                5659          11190

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
PIMCO Total Return Fund                                 $19075532      $10858407
PIMCO Emerging Markets Bond Fund                           403986         384062
PIMCO Real Return Fund                                    7425234        2852996
Pioneer Fund                                               591515         257310
Pioneer High Yield Fund                                    837139         865691
Pioneer Strategic Income Fund                             2216835        1476406
Pioneer Mid Cap Value Fund                                 510774         534519
Pioneer Growth Opportunities Fund                           41737          96928
PIMCO Total Return III Fund                                212844            186
Putnam Equity Income Fund                                  284157          54400
Putnam High Yield Advantage Fund                           519364          79510
Putnam International Equity Fund                            26864         116937
Putnam Investors Fund                                         388            256
Putnam Multi-Cap Growth Fund                                 1137             56
Putnam International Capital Opportunities Fund            245941         109790
Putnam Small Cap Growth Fund                               141683          98045
Royce Total Return Fund                                    291623          12389
Royce Value Plus Fund                                      231916         346218
Royce Value Fund                                           360799         205068
RS Value Fund                                              274307          84937
Columbia Diversified Equity Income Fund                    143695         122543
Columbia Mid Cap Value Opportunity Fund                    164518         186545
Columbia Multi-Advisor Small Cap Value Fund                  2588            232
RidgeWorth Small Cap Value Equity Fund                     644977         303961
RidgeWorth Mid-Cap Value Equity Fund                       504397         299524
RidgeWorth Total Return Bond Fund                          554566          81284
DWS RREEF Real Estate Securities Fund                        9184           6301
DWS Equity Dividend Fund*                                   68580          69210
DWS Enhanced Emerging Markets Fixed Income Fund             21624          25018
SSGA S&P 500 Index Fund                                    199994         232978
DWS Growth & Income VIP Portfolio                            1308           6466
DWS Global Thematic Fund                                    22387         122477
Legg Mason ClearBridge Appreciation Fund                    15408           2192
Legg Mason ClearBridge Aggressive Growth Fund                9061           1934
Legg Mason Partners ClearBridge Fundamental Value
 Fund                                                         882             50
Legg Mason ClearBridge Mid Cap Core Fund                   181068          48352
Legg Mason ClearBridge Small Cap Growth Fund                92314          77851
Thornburg International Value Fund                        1921823        1747428
Thornburg Value Fund                                       186726         226256
Thornburg Core Growth Fund                                 473923         490526
Timothy Plan Large/Mid Cap Value Fund                      104188          37516
UBS Dynamic Alpha Fund                                         63             46
T. Rowe Price Growth Stock Fund                           2185727         945488
T. Rowe Price Equity-Income Fund                           408404         166109
T. Rowe Price Retirement 2010 Fund                         868761         522608
T. Rowe Price Retirement 2020 Fund                        2990083        1647152
T. Rowe Price Retirement 2030 Fund                        2133377         912469
T. Rowe Price Retirement 2040 Fund                        1180910         883749
T. Rowe Price Retirement 2050 Fund                         430528         171257

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
T. Rowe Price Retirement Income Fund                      $387811        $212643
UBS Global Allocation Fund                                    332             63
Vanguard Small-Cap Index Fund                              404874         157902
Vanguard Mid-Cap Index Fund                                146574          40530
Vanguard Total Bond Market Index Fund                      303310         158474
Vanguard Total Stock Market Index Fund                     253490         207641
Victory Diversified Stock Fund                             397828         468446
Victory Special Value Fund                                 579951        1032142
Victory Small Company Opportunity Fund                    1748776        1100417
Victory Established Value Fund                             487981         416144
Invesco Small Cap Discovery Fund*                         1038097         741411
Invesco Comstock Fund*                                    1241637        1391252
Invesco Equity and Income Fund*                           2015096        2766882
Invesco Growth and Income Fund*                           1126182         850340
Invesco Mid Cap Growth Fund*                               631186         590089
Invesco U.S. Mortgage Fund*                                   426            208
Invesco Small Cap Value Fund*                              431009         380726
Invesco American Value Fund*                               103211          67561
Morgan Stanley Institutional Opportunity
 Portfolio                                                  24057          11299
Invesco Value Opportunities Fund*                            9532         175439
Invesco Diversified Dividend Fund                          233727         106676
Invesco American Franchise Fund*                            31911          11363
Invesco Global Core Equity Fund                              5028          12776
Vanguard 500 Index Fund                                    331143          73546
Wells Fargo Advantage International Equity Fund              8953           3194
Wells Fargo Advantage Core Bond Fund*                       88454          89700
Columbia Seligman Communications and Information
 Fund                                                      373353         340867
Columbia Seligman Global Technology Fund                    24479          64361
TIAA-CREF Large Cap Growth Fund                             24626              2
TIAA-CREF Equity Index Fund                                 24613              2
Legg Mason Partners ClearBridge Small Cap Value
 Fund                                                        6729           7896
Life Points Balanced Strategy Fund                          61002           8178
Life Points Conservative Strategy Fund                       3802            146
Life Points Growth Strategy Fund                            25369           3105
Life Points Moderate Strategy Fund                           9996           1813

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century Equity Income
 Fund                                 279,945     244,679            35,266
American Century VP Growth Fund     1,471,134      26,069         1,445,065
American Century VP Ultra(R) Fund       1,882         568             1,314
American Century VP Balanced Fund         156       5,647            (5,491)
American Century Small Cap Value
 Fund                                  45,416      10,387            35,029
American Century VP Large Company
 Value Fund                             1,313       1,894              (581)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century VP Vista(SM)
 Fund                                  15,288      25,999           (10,711)
American Century
 Inflation-Adjusted Bond Fund           3,454         638             2,816
American Century Equity Growth
 Fund                                   1,167         366               801
American Century VP Income &
 Growth Fund                              309       1,412            (1,103)
American Century VP Ultra Fund          4,483       6,527            (2,044)
American Century VP Value Fund            808      33,569           (32,761)
American Century VP Mid Cap Value
 Fund                                  13,347       2,017            11,330
Invesco V.I. Small Cap Equity
 Fund                                   3,553       6,568            (3,015)
Invesco V.I. Diversified Dividend
 Fund*                                    565          --               565
Invesco European Growth Fund           15,655      30,003           (14,348)
Invesco International Growth Fund      23,773       5,671            18,102
Invesco Mid Cap Core Equity Fund        5,810       6,004              (194)
Invesco Small Cap Growth Fund          29,598       9,727            19,871
Invesco Real Estate Fund               89,082      73,573            15,509
Invesco Small Cap Equity Fund          20,484       7,896            12,588
Invesco Developing Markets Fund        13,800       1,804            11,996
American Century Diversified Bond
 Fund                                   3,046          77             2,969
American Century Prime Money
 Market Fund                           18,472       4,968            13,504
Domini Social Equity Fund               1,218          24             1,194
AllianceBernstein Global Bond
 Fund                                     523          47               476
AllianceBernstein 2055 Retirement
 Strategy                                  28           2                26
AllianceBernstein 2050 Retirement
 Strategy                                 655          17               638
AllianceBernstein Global Risk
 Allocation Fund*                       3,766       4,618              (852)
AllianceBernstein VPS Growth and
 Income Portfolio                       1,788       1,717                71
AllianceBernstein VPS
 International Growth Portfolio        13,133      13,777              (644)
AllianceBernstein VPS
 International Value Portfolio         43,454      47,120            (3,666)
AllianceBernstein VPS Global
 Value Portfolio                        2,576       2,645               (69)
AllianceBernstein Growth Fund             591         776              (185)
AllianceBernstein Discovery
 Growth Fund*                           2,820       2,713               107
AllianceBernstein Discovery Value
 Fund*                                 33,829      26,590             7,239
AllianceBernstein Value Fund              168           1               167
AllianceBernstein 2015 Retirement
 Strategy                               3,078       1,990             1,088
AllianceBernstein 2025 Retirement
 Strategy                               2,349       3,870            (1,521)
AllianceBernstein 2035 Retirement
 Strategy                               2,412         967             1,445
AllianceBernstein 2045 Retirement
 Strategy                               1,283         133             1,150
AllianceBernstein High Income
 Fund                                  22,753       8,773            13,980
AllianceBernstein 2010 Retirement
 Strategy                               1,130         286               844
AllianceBernstein 2020 Retirement
 Strategy                               5,191         780             4,411
AllianceBernstein 2030 Retirement
 Strategy                               6,296       3,534             2,762
AllianceBernstein 2040 Retirement
 Strategy                               4,197       1,492             2,705
American Funds AMCAP Fund              76,768      56,583            20,185
American Funds American Balanced
 Fund                                 150,706     164,933           (14,227)
American Funds Capital Income
 Builder Fund                         447,601     381,869            65,732
American Funds EuroPacific Growth
 Fund                                 558,457     320,484           237,973
American Funds Fundamental
 Investors Fund                       458,462     325,400           133,062
American Funds New Perspective
 Fund                                 214,255     189,980            24,275
American Funds The Bond Fund of
 America                              161,270     153,652             7,618
American Funds The Growth Fund of
 America Fund                         826,183   1,959,019        (1,132,836)
American Funds The Income Fund of
 America                              281,982     217,226            64,756

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Funds The Investment
 Company of America                   221,832     168,545            53,287
American Funds The New Economy
 Fund                                  39,174      41,267            (2,093)
American Funds Washington Mutual
 Investors                             84,879      79,545             5,334
American Funds American Mutual
 Fund                                 197,414     114,148            83,266
American Funds Capital World
 Growth & Income Fund                 417,817     277,001           140,816
American Funds SMALLCAP World
 Fund                                  34,937      39,254            (4,317)
Ariel Appreciation Fund                   795       1,397              (602)
Ariel Fund                              3,728       1,090             2,638
Artisan Mid Cap Value Fund             23,567      22,902               665
Ave Maria Opportunity Fund              1,991       1,025               966
Ave Maria Rising Dividend Fund         36,114      41,018            (4,904)
Ave Maria Growth Fund                   4,100       1,151             2,949
LifePath 2020 Portfolio               476,726     265,045           211,681
LifePath 2030 Portfolio               547,886     225,422           322,464
LifePath 2040 Portfolio               498,472     245,458           253,014
LifePath Retirement Portfolio         131,009     146,869           (15,860)
LifePath 2050 Portfolio                68,474      10,431            58,043
BlackRock LifePath 2025 Fund              474           1               473
BlackRock LifePath 2035 Fund               85          --                85
BlackRock LifePath 2045 Fund                1          --                 1
Baron Small Cap Fund                   22,594       6,128            16,466
BlackRock U.S. Government Bond
 Portfolio                              4,528       1,788             2,740
BlackRock Equity Dividend Fund        141,940      83,075            58,865
BlackRock Capital Appreciation
 Fund                                  53,996      14,756            39,240
BlackRock Flexible Equity Fund*         2,199       3,137              (938)
Calvert VP SRI Balanced Portfolio         340         344                (4)
Calvert Equity Portfolio              150,970     117,574            33,396
Calvert Bond Portfolio                 94,479      66,940            27,539
Calvert Income Fund                    20,542      42,601           (22,059)
Columbia Contrarian Core Fund           9,858       6,287             3,571
Columbia Marsico 21st Century
 Fund                                   2,131         135             1,996
Columbia Small Cap Value I Fund           572         851              (279)
Columbia Marsico International
 Opportunities Fund                        --       1,146            (1,146)
Columbia Mid Cap Value Fund            39,705      22,250            17,455
Columbia Acorn Fund                    66,204      37,731            28,473
Columbia Marsico Growth VS Fund        17,994      17,071               923
CRM Mid Cap Value Fund                  1,955       2,659              (704)
Columbia Small Cap Core Fund            3,702       5,260            (1,558)
Davis Financial Fund                    5,607       2,945             2,662
Davis New York Venture Fund           129,190     150,414           (21,224)
Davis Opportunity Fund                  3,138       4,277            (1,139)
Delaware Diversified Income Fund          774          --               774
Delaware Extended Duration Bond
 Fund                                       6          --                 6
Dreyfus Bond Market Index Fund        326,900     202,656           124,244
Dreyfus Lifetime Growth and
 Income Portfolio*                      6,907      49,069           (42,162)
Dreyfus VIF Appreciation
 Portfolio                              5,834         522             5,312
Dreyfus International Stock Index
 Fund                                   4,744       1,066             3,678
Dreyfus MidCap Index Fund             116,217      77,727            38,490

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Dreyfus SmallCap Stock Index Fund      53,538      37,819            15,719
Dreyfus Small Cap Fund                  3,276         738             2,538
Dreyfus VIF Growth and Income
 Portfolio                                 26          --                26
Dreyfus VIF Quality Bond
 Portfolio                              1,338      17,736           (16,398)
Dreyfus Socially Responsible
 Growth Fund, Inc.*                     4,081       4,081                --
Dreyfus S&P 500 Index Fund            383,478     260,832           122,646
Dreyfus Intermediate Term Income
 Fund                                  94,378      14,302            80,076
Eaton Vance Large-Cap Value Fund      219,929     252,231           (32,302)
Eaton Vance Dividend Builder Fund      27,869      13,692            14,177
Eaton Vance Worldwide Health
 Sciences Fund                          7,175       2,576             4,599
Eaton Vance Income Fund of Boston      81,052      41,685            39,367
Eaton Vance Balanced Fund                  22          33               (11)
Eaton Vance Atlanta Capital
 SMID-Cap Fund                          1,162         177               985
Wells Fargo Advantage Asset
 Allocation Fund                        5,853       1,604             4,249
Wells Fargo Advantage Emerging
 Markets Equity Fund                   53,711      18,768            34,943
Wells Fargo Advantage Utility &
 Telecommunication Fund                   442         194               248
Alger Capital Appreciation
 Institutional Fund                   206,704     118,108            88,596
Alger Mid Cap Growth
 Institutional Fund                    39,707      34,145             5,562
Alger Small Cap Growth
 Institutional Fund                     9,657       8,435             1,222
Nuveen Mid Cap Index Fund              96,849      28,801            68,048
Nuveen Small Cap Index Fund             8,496          72             8,424
Nuveen Equity Index Fund               41,679       9,834            31,845
Nuveen Mid Cap Growth
 Opportunities Fund                    17,929       8,176             9,753
Nuveen Small Cap Select Fund            2,875         405             2,470
Fidelity Advisor Equity Growth
 Fund                                   9,729      12,566            (2,837)
Fidelity Advisor Value Strategies
 Fund                                   2,427       5,465            (3,038)
Fidelity Advisor Leveraged
 Company Stock Fund                   210,928     183,710            27,218
Federated Capital Appreciation
 Fund                                     759           2               757
Federated Equity Income Fund,
 Inc.                                     318           3               315
Federated Fund for U.S.
 Government Securities Fund            10,241      15,378            (5,137)
Federated Mid Cap Growth
 Strategies Fund                          784         999              (215)
Federated High Income Bond Fund            90       2,773            (2,683)
Federated Kaufman Fund                104,119     160,057           (55,938)
Federated Short-Term Income Fund          740       1,852            (1,112)
Federated Total Return Bond Fund       10,060       6,765             3,295
Federated International Leaders
 Fund                                      33         170              (137)
Fidelity VIP Growth Opportunities
 Portfolio                              4,922       6,072            (1,150)
Fidelity VIP Overseas Portfolio           637          60               577
Fidelity VIP Value Strategies
 Portfolio                                218       1,762            (1,544)
Fidelity VIP Balanced Portfolio         4,892      15,410           (10,518)
Fidelity VIP Growth & Income
 Portfolio                              4,706       2,082             2,624
Fidelity VIP Freedom 2020
 Portfolio                              1,635         919               716
Fidelity VIP Freedom 2030
 Portfolio                              6,338       2,264             4,074
Fidelity VIP Freedom 2015
 Portfolio                              1,471       5,797            (4,326)
Fidelity VIP Freedom 2025
 Portfolio                              1,853         950               903
Fidelity VIP FundsManager 70%
 Portfolio*                                71          71                --
Fidelity Stock Selector All Cap
 Fund*                                    406         574              (168)
Templeton Global Opportunities
 Trust                                  2,904         466             2,438
Templeton Developing Markets
 Trust                                 42,688      34,087             8,601

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Franklin High Income Fund              38,905      42,293            (3,388)
Franklin Strategic Income Fund        114,702      44,212            70,490
Templeton Global Bond Fund            120,199      66,952            53,247
Franklin U.S. Government
 Securities Fund                       43,907      29,943            13,964
Franklin Small Cap Value Fund          50,721      37,765            12,956
Mutual Global Discovery Fund          397,855     286,236           111,619
Templeton Growth Fund                  36,521      28,458             8,063
Franklin Income Fund                  219,203     194,479            24,724
Franklin Growth Fund                   75,529      37,267            38,262
Franklin Total Return Fund             16,883       7,934             8,949
Franklin Balance Sheet Investment
 Fund                                  11,585      30,615           (19,030)
Mutual Beacon Fund                     35,363      25,535             9,828
Franklin Mutual Shares Fund            67,959      53,518            14,441
Franklin Small-Mid Cap Growth
 Fund                                  92,445     122,843           (30,398)
Franklin Templeton Conservative
 Allocation Fund                       81,908      33,756            48,152
Franklin Templeton Growth
 Allocation Fund                      131,099      78,878            52,221
Franklin Templeton Moderate
 Allocation Fund                      221,834     178,823            43,011
Templeton Foreign Fund                173,928     149,054            24,874
Franklin Small-Mid Cap Growth
 Securities Fund                          837         947              (110)
Pyxis Premier Growth Equity Fund*       2,426       2,396                30
Goldman Sachs Income Builder
 Fund*                                  1,403         501               902
Goldman Sachs Capital Growth Fund         211         106               105
Goldman Sachs Core Fixed Income
 Fund                                   1,233         111             1,122
Goldman Sachs Structured U.S.
 Equity Fund                                9          14                (5)
Goldman Sachs Government Income
 Fund                                  60,248      57,748             2,500
Goldman Sachs Growth & Income
 Fund                                   3,288       7,114            (3,826)
Goldman Sachs Growth
 Opportunities Fund                    10,572       7,285             3,287
Goldman Sachs Concentrated
 International Equity Fund                494         189               305
Goldman Sachs Mid Cap Value Fund       28,691      71,885           (43,194)
Goldman Sachs Small Cap Value
 Fund                                  75,301      76,977            (1,676)
Goldman Sachs Strategic Growth
 Fund                                     814          12               802
Goldman Sachs High Yield Fund          72,749      41,623            31,126
Goldman Sachs Large Cap Value
 Fund                                  14,421      19,817            (5,396)
Goldman Sachs Small/Mid Cap
 Growth Fund                           13,485      15,762            (2,277)
Goldman Sachs Satellite
 Strategies Portfolio                      18          --                18
John Hancock Small Cap Equity
 Fund                                  29,458      32,104            (2,646)
Frost Dividend Value Equity Fund          359           1               358
Hartford Balanced HLS Fund*            43,000      79,454           (36,454)
Hartford Total Return Bond HLS
 Fund                                 289,546     353,429           (63,883)
Hartford Capital Appreciation HLS
 Fund                                 106,282     220,393          (114,111)
Hartford Dividend and Growth HLS
 Fund                                 550,926     384,911           166,015
Hartford Global Research HLS Fund      35,840      13,444            22,396
Hartford Healthcare HLS Fund           35,202      22,705            12,497
Hartford Global Growth HLS Fund         2,131       2,993              (862)
Hartford Disciplined Equity HLS
 Fund*                                     77         532              (455)
Hartford Growth HLS Fund                8,364       5,923             2,441
Hartford Growth Opportunities HLS
 Fund                                 100,591     111,416           (10,825)
Hartford Index HLS Fund               444,238     441,388             2,850

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford International
 Opportunities HLS Fund                18,080      47,870           (29,790)
Hartford MidCap HLS Fund              111,658     116,059            (4,401)
Hartford Money Market HLS Fund        340,722     550,331          (209,609)
Hartford Small Company HLS Fund       418,641     325,477            93,164
Hartford SmallCap Growth HLS Fund       7,126       5,561             1,565
Hartford Stock HLS Fund                24,039      67,325           (43,286)
Hartford U.S. Government
 Securities HLS Fund                   31,837      18,867            12,970
Hartford Value HLS Fund                24,091      20,578             3,513
The Hartford Checks and Balances
 Fund                                  11,418       6,449             4,969
The Hartford Target Retirement
 2010 Fund                             28,000      22,880             5,120
The Hartford Target Retirement
 2020 Fund                            190,556     131,711            58,845
The Hartford Target Retirement
 2030 Fund                            207,295     101,268           106,027
The Hartford Dividend and Growth
 Fund                                  35,617      11,102            24,515
The Hartford International
 Opportunities Fund                     6,065         509             5,556
The Hartford MidCap Fund                5,967       1,691             4,276
The Hartford Small Company Fund        45,127      52,617            (7,490)
The Hartford Total Return Bond
 Fund                                   7,791       2,264             5,527
The Hartford Healthcare Fund            4,084       3,543               541
The Hartford Growth Opportunities
 Fund                                   2,904       1,726             1,178
The Hartford Balanced Allocation
 Fund                                 129,461     139,188            (9,727)
The Hartford Conservative
 Allocation Fund                       35,037      34,441               596
The Hartford Capital Appreciation
 Fund                                 319,226     446,850          (127,624)
The Hartford Growth Allocation
 Fund*                                188,592     161,453            27,139
The Hartford Money Market             151,216     163,907           (12,691)
The Hartford Inflation Plus Fund      101,996      81,506            20,490
The Hartford Value Fund                   126           1               125
The Hartford Equity Income Fund         8,427         457             7,970
The Hartford Target Retirement
 2015 Fund                            119,742      79,579            40,163
The Hartford Target Retirement
 2025 Fund                             74,245      50,687            23,558
The Hartford Target Retirement
 2035 Fund                             35,559      21,332            14,227
The Hartford Target Retirement
 2040 Fund                             48,559      19,294            29,265
The Hartford Target Retirement
 2045 Fund                             33,651      24,288             9,363
The Hartford Target Retirement
 2050 Fund                             17,166      10,254             6,912
The Hartford Balanced Income Fund       1,970          --             1,970
The Hartford International Small
 Company Fund                             365         125               240
The Hartford MidCap Value Fund             50          --                50
Hotchkis and Wiley Large Cap
 Value Fund                             4,900      19,195           (14,295)
Invesco V.I. Technology Fund           14,217       5,022             9,195
Invesco Leisure Fund                    6,105       9,368            (3,263)
Invesco Technology Fund                27,686      38,916           (11,230)
Ivy Global Natural Resources Fund      81,334      87,533            (6,199)
Ivy Large Cap Growth Fund              65,592      55,490            10,102
Ivy Science & Technology Fund          13,619       8,410             5,209
Ivy Asset Strategy Fund                42,530      30,064            12,466
Janus Aspen Forty Portfolio             6,599      16,212            (9,613)
Janus Aspen Worldwide Portfolio           356       1,829            (1,473)
Janus Aspen Enterprise Portfolio        1,059          --             1,059
Janus Aspen Balanced Portfolio          4,442      11,614            (7,172)
Janus Aspen Overseas Portfolio         13,594      15,079            (1,485)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                  437           1               436
Janus Forty Fund                       92,809      94,967            (2,158)
Janus Balanced Fund                    40,220      50,878           (10,658)
Janus Enterprise Fund                  17,814      20,130            (2,316)
Janus Overseas Fund                   219,998     209,053            10,945
Janus Worldwide Fund                    5,684       4,961               723
Perkins Mid Cap Value Fund             21,092       6,093            14,999
Prudential Jennison Mid-Cap
 Growth Fund, Inc.                     41,195       5,688            35,507
Prudential Jennison 20/20 Focus
 Fund                                  15,779       4,845            10,934
JPMorgan Core Bond Fund                34,177      27,953             6,224
JPMorgan Small Cap Equity Fund          7,500       8,792            (1,292)
JPMorgan Small Cap Growth Fund         16,652      21,064            (4,412)
JPMorgan Small Cap Value Fund          18,533      17,655               878
JPMorgan U.S. Real Estate Fund          2,236       1,623               613
JPMorgan U.S. Equity Fund              16,506       3,496            13,010
JPMorgan SmartRetirement 2010
 Fund                                  42,933      32,597            10,336
JPMorgan SmartRetirement 2015
 Fund                                  51,267      25,450            25,817
JPMorgan SmartRetirement 2020
 Fund                                  46,388       8,320            38,068
JPMorgan SmartRetirement 2025
 Fund                                 109,527      25,550            83,977
JPMorgan SmartRetirement 2030
 Fund                                  47,001      27,446            19,555
JPMorgan SmartRetirement 2035
 Fund                                  39,123       8,924            30,199
JPMorgan SmartRetirement 2040
 Fund                                  32,007      13,220            18,787
JPMorgan SmartRetirement 2045
 Fund                                  29,233       8,546            20,687
JPMorgan SmartRetirement 2050
 Fund                                  36,632      16,160            20,472
JPMorgan SmartRetirement Income
 Fund                                     149       8,855            (8,706)
JP Morgan Smart Retirement 2055
 Fund                                      26          --                26
JP Morgan Prime Money Market Fund     104,092      84,106            19,986
Keeley Small Cap Value Fund            27,619      23,256             4,363
Loomis Sayles Bond Fund                11,748       5,571             6,177
LKCM Aquinas Growth Fund                4,356         613             3,743
LKCM Aquinas Value Fund                 1,683          48             1,635
Lord Abbett Affiliated Fund            33,066      38,236            (5,170)
Lord Abbett Fundamental Equity
 Fund                                  86,706      29,078            57,628
Lord Abbett Bond Debenture Fund        64,802      56,949             7,853
Lord Abbett Growth Opportunities
 Fund                                  10,020      10,001                19
Lord Abbett Classic Stock Fund          2,791       2,216               575
Lord Abbett Calibrated Dividend
 Growth Fund*                           3,013       2,198               815
Lord Abbett Total Return Fund           9,497       1,533             7,964
Lord Abbett Small Cap Blend Fund       56,182      66,056            (9,874)
Lord Abbett Developing Growth
 Fund, Inc.                            52,243      30,980            21,263
Lord Abbett International Core
 Equity Fund                            8,110       3,348             4,762
Lord Abbett Value Opportunities
 Fund                                  11,460       2,360             9,100
Legg Mason Capital Management
 Value Trust, Inc.                      3,250      16,081           (12,831)
BMO Mid-Cap Value Fund*                 5,394       7,038            (1,644)
MFS Emerging Markets Equity Fund       22,125       5,473            16,652
Massachusetts Investors Growth
 Stock Fund                            83,234      57,400            25,834
MFS High Income Fund                   21,781       8,855            12,926
MFS International New Discovery
 Fund                                   2,229       3,575            (1,346)
MFS Mid Cap Growth Fund                12,445      17,619            (5,174)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
MFS New Discovery Fund                 38,970      34,882             4,088
MFS Research International Fund       138,980      59,384            79,596
MFS Total Return Fund                  95,123      59,363            35,760
MFS Utilities Fund                     98,205      83,057            15,148
MFS Value Fund                        263,228     147,353           115,875
MFS Research Bond Fund                  8,487       4,156             4,331
MFS Massachusetts Investors Trust      50,515      35,074            15,441
MFS International Growth Fund           2,120         311             1,809
MFS Core Equity Fund                   12,356      23,335           (10,979)
MFS Government Securities Fund        244,067     166,551            77,516
MFS International Value Fund           31,197      14,145            17,052
MFS Technology Fund                     4,734       4,884              (150)
MFS Core Equity Series                     --          --                --
MFS High Income Series                    413       1,074              (661)
MFS Investors Growth Stock Series          --          --                --
MFS Utilities Series                      775       1,300              (525)
MFS Growth Fund                        10,748         895             9,853
BlackRock Global Allocation Fund      600,022     417,104           182,918
BlackRock Large Cap Core Fund           9,198       9,264               (66)
BlackRock Value Opportunities
 Fund                                     766       1,375              (609)
BlackRock Small Cap Growth Fund        17,807      18,474              (667)
BlackRock Mid Cap Value
 Opportunities Fund                    47,621      32,953            14,668
BlackRock International
 Opportunities Portfolio               34,676      19,125            15,551
BlackRock Mid Cap Growth Equity
 Portfolio                              3,706       6,738            (3,032)
Munder MidCap Core Growth Fund         38,311      22,774            15,537
Neuberger Berman Socially
 Responsive Fund                       22,961      16,696             6,265
Nuveen Tradewinds International
 Value Fund                             2,505         400             2,105
Oakmark International Small Cap
 Fund                                     409      13,212           (12,803)
The Oakmark Equity and Income
 Fund                                 191,361      29,950           161,411
Oppenheimer Capital Appreciation
 Fund                                  14,722      14,122               600
Oppenheimer Global Fund               110,668     162,233           (51,565)
Oppenheimer International Growth
 Fund                                  13,951       4,168             9,783
Oppenheimer Main Street Fund            2,886         820             2,066
Oppenheimer Global Strategic
 Income Fund                           17,230       4,177            13,053
Oppenheimer Main Street Small- &
 Mid-Cap Fund                          37,055      18,332            18,723
Oppenheimer Developing Markets
 Fund                                  67,101      26,055            41,046
Oppenheimer Equity Fund                 1,411         420               991
Oppenheimer Capital Income Fund             9          --                 9
Oppenheimer International Bond
 Fund                                 169,256     149,205            20,051
Oppenheimer Small- & Mid-Cap
 Value Fund                            17,975      28,786           (10,811)
Oppenheimer Main Street
 Opportunity Fund                      36,640      36,623                17
Oppenheimer Gold & Special
 Minerals Fund                         51,218      33,284            17,934
Oppenheimer Real Estate Fund           55,861      18,310            37,551
Oppenheimer International
 Diversified Fund                       1,137           5             1,132
Putnam Global Equity Fund               1,765          --             1,765
Putnam VT High Yield Fund              78,045      74,293             3,752
Putnam VT International Growth
 Fund                                     639         560                79
Putnam VT Multi-Cap Growth Fund            62       2,252            (2,190)
Putnam Small Cap Value Fund             3,189       3,661              (472)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Pioneer Fundamental Value Fund*         1,642         157             1,485
Pioneer Emerging Markets Fund         123,627     135,891           (12,264)
Pioneer Oak Ridge Small Cap
 Growth Fund                           17,971       5,388            12,583
Allianz NFJ International Value
 Fund                                     359          28               331
Allianz NFJ Small Cap Value Fund       41,383      39,367             2,016
Allianz NFJ Dividend Value Fund       254,477      99,366           155,111
Managers Cadence Mid-Cap Fund             539         978              (439)
PIMCO Total Return Fund             1,144,556     705,294           439,262
PIMCO Emerging Markets Bond Fund       24,170      26,812            (2,642)
PIMCO Real Return Fund                454,139     188,453           265,686
Pioneer Fund                           44,758      24,870            19,888
Pioneer High Yield Fund                54,909      64,013            (9,104)
Pioneer Strategic Income Fund         144,941     102,508            42,433
Pioneer Mid Cap Value Fund             54,276      57,878            (3,602)
Pioneer Growth Opportunities Fund       3,198       7,035            (3,837)
PIMCO Total Return III Fund            19,187           1            19,186
Putnam Equity Income Fund              26,696       5,121            21,575
Putnam High Yield Advantage Fund       32,941       5,581            27,360
Putnam International Equity Fund        2,064       8,480            (6,416)
Putnam Investors Fund                      42          28                14
Putnam Multi-Cap Growth Fund              114           1               113
Putnam International Capital
 Opportunities Fund                    28,711      13,411            15,300
Putnam Small Cap Growth Fund           14,966      10,342             4,624
Royce Total Return Fund                12,035         523            11,512
Royce Value Plus Fund                  17,175      28,365           (11,190)
Royce Value Fund                       14,984       9,384             5,600
RS Value Fund                          22,232       7,221            15,011
Columbia Diversified Equity
 Income Fund                           16,718      14,585             2,133
Columbia Mid Cap Value
 Opportunity Fund                      17,915      20,210            (2,295)
Columbia Multi-Advisor Small Cap
 Value Fund                               254          19               235
RidgeWorth Small Cap Value Equity
 Fund                                  26,334      13,694            12,640
RidgeWorth Mid-Cap Value Equity
 Fund                                  21,409      12,935             8,474
RidgeWorth Total Return Bond Fund      44,979       6,818            38,161
DWS RREEF Real Estate Securities
 Fund                                     735         508               227
DWS Equity Dividend Fund*               7,336       8,616            (1,280)
DWS Enhanced Emerging Markets
 Fixed Income Fund                      1,334       1,576              (242)
SSGA S&P 500 Index Fund                13,010      16,445            (3,435)
DWS Growth & Income VIP Portfolio          83         578              (495)
DWS Global Thematic Fund                2,632      14,573           (11,941)
Legg Mason ClearBridge
 Appreciation Fund                      1,431         194             1,237
Legg Mason ClearBridge Aggressive
 Growth Fund                              595         116               479
Legg Mason Partners ClearBridge
 Fundamental Value Fund                    75           1                74
Legg Mason ClearBridge Mid Cap
 Core Fund                              7,828       2,362             5,466
Legg Mason ClearBridge Small Cap
 Growth Fund                            7,220       6,290               930
Thornburg International Value
 Fund                                 163,504     158,576             4,928
Thornburg Value Fund                   16,868      19,991            (3,123)
Thornburg Core Growth Fund             42,143      44,036            (1,893)
Timothy Plan Large/Mid Cap Value
 Fund                                   8,035       2,879             5,156
UBS Dynamic Alpha Fund                     --          --                --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund       208,465      89,675           118,790
T. Rowe Price Equity-Income Fund       43,690      18,262            25,428
T. Rowe Price Retirement 2010
 Fund                                  76,083      47,024            29,059
T. Rowe Price Retirement 2020
 Fund                                 266,497     150,467           116,030
T. Rowe Price Retirement 2030
 Fund                                 195,767      85,460           110,307
T. Rowe Price Retirement 2040
 Fund                                 110,543      84,005            26,538
T. Rowe Price Retirement 2050
 Fund                                  40,231      16,329            23,902
T. Rowe Price Retirement Income
 Fund                                  34,668      18,996            15,672
UBS Global Allocation Fund                 32           5                27
Vanguard Small-Cap Index Fund          27,507      11,699            15,808
Vanguard Mid-Cap Index Fund            10,525       3,139             7,386
Vanguard Total Bond Market Index
 Fund                                  24,252      13,418            10,834
Vanguard Total Stock Market Index
 Fund                                  18,910      15,704             3,206
Victory Diversified Stock Fund         33,400      40,173            (6,773)
Victory Special Value Fund             57,570      92,594           (35,024)
Victory Small Company Opportunity
 Fund                                 134,526      90,163            44,363
Victory Established Value Fund         20,973      18,676             2,297
Invesco Small Cap Discovery Fund*      77,954      64,382            13,572
Invesco Comstock Fund*                102,870     108,123            (5,253)
Invesco Equity and Income Fund*       125,066     197,886           (72,820)
Invesco Growth and Income Fund*       112,777      88,575            24,202
Invesco Mid Cap Growth Fund*           52,784      49,306             3,478
Invesco U.S. Mortgage Fund*                32          16                16
Invesco Small Cap Value Fund*          13,907      16,220            (2,313)
Invesco American Value Fund*            4,184       2,637             1,547
Morgan Stanley Institutional
 Opportunity Portfolio                  1,816         774             1,042
Invesco Value Opportunities Fund*         367      16,861           (16,494)
Invesco Diversified Dividend Fund      20,704       9,927            10,777
Invesco American Franchise Fund*        3,233       1,058             2,175
Invesco Global Core Equity Fund           551       1,486              (935)
Vanguard 500 Index Fund                23,984       5,632            18,352
Wells Fargo Advantage
 International Equity Fund                842         325               517
Wells Fargo Advantage Core Bond
 Fund*                                  7,388       7,881              (493)
Columbia Seligman Communications
 and Information Fund                  28,452      26,242             2,210
Columbia Seligman Global
 Technology Fund                        2,043       5,277            (3,234)
TIAA-CREF Large Cap Growth Fund         2,224          --             2,224
TIAA-CREF Equity Index Fund             2,209          --             2,209
Legg Mason Partners ClearBridge
 Small Cap Value Fund                     614         687               (73)
Life Points Balanced Strategy
 Fund                                   3,328         400             2,928
Life Points Conservative Strategy
 Fund                                     239           3               236
Life Points Growth Strategy Fund        1,320         119             1,201
Life Points Moderate Strategy
 Fund                                     515          68               447

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century Equity
 Income Fund                   372,361         305,635               66,726
American Century VP Growth
 Fund                            5,337              40                5,297
American Century VP
 Ultra(R) Fund                   2,730              86                2,644
American Century VP
 Balanced Fund                  12,074             296               11,778
American Century VP
 International Fund                 --             220                 (220)
American Century Small Cap
 Value Fund                     46,340          14,741               31,599
American Century VP Large
 Company Value Fund              1,323             588                  735
American Century VP
 Vista(SM) Fund                 22,861          24,020               (1,159)
American Century
 Inflation-Adjusted Bond
 Fund                            3,420             611                2,809
American Century Equity
 Growth Fund                       888              12                  876
American Century VP Income
 & Growth Fund                     321           4,202               (3,881)
American Century VP Ultra
 Fund                              689          21,024              (20,335)
American Century VP Value
 Fund                            1,723          19,693              (17,970)
American Century VP Mid
 Cap Value Fund                  2,144             117                2,027
Invesco V.I. Small Cap
 Equity Fund                    48,862          29,449               19,413
Invesco V.I. Leisure Fund           --             997                 (997)
Invesco V.I. Dividend
 Growth Fund                    30,081          31,841               (1,760)
Invesco European Growth
 Fund                           18,137          10,726                7,411
Invesco International
 Growth Fund                    20,894          17,840                3,054
Invesco Mid Cap Core
 Equity Fund                    15,510          12,026                3,484
Invesco Small Cap Growth
 Fund                           15,341          15,718                 (377)
Invesco Real Estate Fund        97,317          70,150               27,167
Invesco Small Cap Equity
 Fund                            8,290           1,706                6,584
Invesco Capital
 Development Fund                  442             119                  323
Invesco Developing Markets
 Fund                           32,137           1,144               30,993
American Century
 Diversified Bond Fund           1,576             136                1,440
American Century Prime
 Money Market Fund              14,597          14,931                 (334)
Domini Social Equity Fund          162             179                  (17)
AllianceBernstein Global
 Bond Fund                         699              --                  699
AllianceBernstein 2055
 Retirement Strategy               601             611                  (10)
AllianceBernstein 2050
 Retirement Strategy            11,172          23,712              (12,540)
AllianceBernstein VPS
 Balanced Shares
 Portfolio                       3,517           2,219                1,298
AllianceBernstein VPS
 Growth and Income
 Portfolio                       2,826           2,062                  764
AllianceBernstein VPS
 International Growth
 Portfolio                      14,783          15,624                 (841)
AllianceBernstein VPS
 International Value
 Portfolio                      54,654          83,523              (28,869)
AllianceBernstein VPS
 Global Value Portfolio          2,996           4,256               (1,260)
AllianceBernstein Growth
 Fund                              851           1,414                 (563)
AllianceBernstein
 Small/Mid-Cap Growth Fund       5,723           4,057                1,666
AllianceBernstein VPS
 Small-Mid Cap Value
 Portfolio                      35,524          15,438               20,086
AllianceBernstein Value
 Fund                               20               2                   18
AllianceBernstein 2015
 Retirement Strategy             5,643           4,333                1,310
AllianceBernstein 2025
 Retirement Strategy            11,247          11,311                  (64)
AllianceBernstein 2035
 Retirement Strategy             6,568          12,286               (5,718)
AllianceBernstein 2045
 Retirement Strategy             7,429          14,595               (7,166)
AllianceBernstein High
 Income Fund                       351               1                  350
AllianceBernstein 2000
 Retirement Strategy               412             452                  (40)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein 2010
 Retirement Strategy               637             518                  119
AllianceBernstein 2020
 Retirement Strategy             9,682           9,321                  361
AllianceBernstein 2030
 Retirement Strategy            13,705          31,347              (17,642)
AllianceBernstein 2040
 Retirement Strategy            15,968          19,928               (3,960)
American Funds AMCAP Fund      138,963          34,411              104,552
American Funds American
 Balanced Fund                 217,396         151,896               65,500
American Funds Capital
 Income Builder Fund           606,877         477,397              129,480
American Funds EuroPacific
 Growth Fund                   529,061         204,631              324,430
American Funds Fundamental
 Investors Fund                572,408         345,722              226,686
American Funds New
 Perspective Fund              139,368          62,237               77,131
American Funds The Bond
 Fund of America               203,848         211,656               (7,808)
American Funds The Growth
 Fund of America Fund        1,013,222         628,051              385,171
American Funds The Income
 Fund of America               454,824         197,900              256,924
American Funds The
 Investment Company of
 America                       178,047         124,094               53,953
American Funds The New
 Economy Fund                   38,115          32,295                5,820
American Funds Washington
 Mutual Investors              129,680          92,990               36,690
American Funds American
 Mutual Fund                   174,936          39,617              135,319
American Funds Capital
 World Growth & Income
 Fund                          468,669         236,198              232,471
American Funds SMALLCAP
 World Fund                     20,928          33,387              (12,459)
Ariel Appreciation Fund          2,521           6,395               (3,874)
Ariel Fund                       2,056           6,376               (4,320)
Artisan Mid Cap Value Fund      44,435          23,944               20,491
Ave Maria Opportunity Fund         881               3                  878
Ave Maria Rising Dividend
 Fund                           55,997           7,386               48,611
Ave Maria Growth Fund            5,240             657                4,583
LifePath 2020 Portfolio        417,877         180,394              237,483
LifePath 2030 Portfolio        451,458         239,662              211,796
LifePath 2040 Portfolio        468,118         232,124              235,994
LifePath Retirement
 Portfolio                     163,137         117,013               46,124
LifePath 2050 Portfolio         20,177             222               19,955
Baron Small Cap Fund            36,361          14,509               21,852
BlackRock U.S. Government
 Bond Portfolio                 27,679          21,887                5,792
BlackRock Equity Dividend
 Fund                           49,239           3,811               45,428
BlackRock Capital
 Appreciation Fund              35,100           1,766               33,334
BlackRock Mid Cap Value
 Portfolio                       1,666             467                1,199
Calvert VP SRI Balanced
 Portfolio                       1,919             283                1,636
Calvert Equity Portfolio       130,234          93,778               36,456
Calvert Bond Portfolio          70,908          46,593               24,315
Calvert Income Fund             38,732          21,972               16,760
Columbia Contrarian Core
 Fund                           14,284             584               13,700
Columbia Marsico 21st
 Century Fund                    1,614              97                1,517
Columbia Small Cap Value I
 Fund                              915             655                  260
Columbia Marsico
 International
 Opportunities Fund              1,108           1,059                   49
Columbia Mid Cap Value
 Fund                           41,803          44,223               (2,420)
Columbia Acorn Fund             18,832           8,978                9,854
Columbia Marsico Growth VS
 Fund                           22,295           7,821               14,474
CRM Mid Cap Value Fund           1,527           3,517               (1,990)
Columbia Small Cap Core
 Fund                           10,923           7,037                3,886
Davis Financial Fund             3,739           1,489                2,250

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Davis New York Venture
 Fund                          145,702         140,932                4,770
Davis Opportunity Fund           7,081          19,503              (12,422)
Dreyfus Bond Market Index
 Fund                          172,036          75,214               96,822
Dreyfus Lifetime Growth
 and Income Portfolio            7,126           7,543                 (417)
Dreyfus VIF Appreciation
 Portfolio                         736              --                  736
Dreyfus International
 Stock Index Fund                4,828               1                4,827
Dreyfus MidCap Index Fund      122,612          37,768               84,844
Dreyfus SmallCap Stock
 Index Fund                     51,889          23,090               28,799
Dreyfus Small Cap Fund              85             785                 (700)
Dreyfus VIF Growth and
 Income Portfolio                   24              --                   24
Dreyfus VIF Quality Bond
 Portfolio                      25,818           2,196               23,622
Dreyfus Socially
 Responsible Growth Fund,
 Inc.                               --             977                 (977)
Dreyfus S&P 500 Index Fund     233,774          89,179              144,595
Dreyfus Intermediate Term
 Income Fund                    52,592          28,801               23,791
Eaton Vance Large-Cap
 Value Fund                    251,257         114,105              137,152
Eaton Vance Dividend
 Builder Fund                   32,717          16,319               16,398
Eaton Vance Worldwide
 Health Sciences Fund            7,477           3,124                4,353
Eaton Vance Income Fund of
 Boston                         53,497          34,309               19,188
Eaton Vance Balanced Fund           28               1                   27
Wells Fargo Advantage
 Asset Allocation Fund           3,852              93                3,759
Wells Fargo Advantage
 Emerging Markets Equity
 Fund                           35,954          10,486               25,468
Wells Fargo Advantage
 Utility &
 Telecommunication Fund            403              58                  345
Alger Capital Appreciation
 Institutional Fund            108,461          95,256               13,205
Alger Mid Cap Growth
 Institutional Fund             26,007          19,061                6,946
Alger Small Cap Growth
 Institutional Fund              6,059           2,433                3,626
Nuveen Mid Cap Index Fund       31,219           2,585               28,634
Nuveen Small Cap Index
 Fund                               18              --                   18
Nuveen Equity Index Fund         4,439           3,974                  465
Nuveen Mid Cap Growth
 Opportunities Fund             15,569               4               15,565
Nuveen Small Cap Select
 Fund                            1,131              18                1,113
Fidelity Advisor Equity
 Growth Fund                     7,948           2,952                4,996
Fidelity Advisor Value
 Strategies Fund                 4,232          12,025               (7,793)
Fidelity Advisor Leveraged
 Company Stock Fund             96,402          61,316               35,086
Fidelity Advisor Stock
 Selector All Cap Fund              80             101                  (21)
Federated Capital
 Appreciation Fund                 353             185                  168
Federated Equity Income
 Fund, Inc.                        353              19                  334
Federated Fund for U.S.
 Government Securities
 Fund                           22,058          13,117                8,941
Federated Mid Cap Growth
 Strategies Fund                   826             480                  346
Federated High Income Bond
 Fund                              298              49                  249
Federated Kaufman Fund         233,070         159,180               73,890
Federated Short-Term
 Income Fund                     1,978          11,044               (9,066)
Federated Total Return
 Bond Fund                       4,983             776                4,207
Federated Clover Value
 Fund                               --              10                  (10)
Federated International
 Leaders Fund                      173             150                   23
Fidelity VIP Growth
 Opportunities Portfolio         2,055          21,892              (19,837)
Fidelity VIP Overseas
 Portfolio                         607              --                  607
Fidelity VIP Value
 Strategies Portfolio            6,874           3,730                3,144
Fidelity VIP Balanced
 Portfolio                       8,483           4,219                4,264

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Growth &
 Income Portfolio                  389           4,589               (4,200)
Fidelity VIP Freedom 2020
 Portfolio                          77              --                   77
Fidelity VIP Freedom 2030
 Portfolio                       2,125               3                2,122
Fidelity VIP Freedom 2015
 Portfolio                       2,297               1                2,296
Fidelity VIP Freedom 2025
 Portfolio                         263              --                  263
Templeton Global
 Opportunities Trust             2,692             967                1,725
Templeton Developing
 Markets Trust                  34,440          31,854                2,586
Franklin High Income Fund       44,840           5,800               39,040
Franklin Strategic Income
 Fund                           93,618          57,284               36,334
Templeton Global Bond Fund      97,491          48,870               48,621
Franklin U.S. Government
 Securities Fund                35,382          18,382               17,000
Franklin Small Cap Value
 Fund                           60,492          33,943               26,549
Mutual Global Discovery
 Fund                          535,695         334,830              200,865
Templeton Growth Fund           59,256          77,269              (18,013)
Franklin Income Fund           272,167         228,691               43,476
Franklin Growth Fund            54,580          30,803               23,777
Franklin Total Return Fund       8,655           3,852                4,803
Franklin Balance Sheet
 Investment Fund                15,453          29,335              (13,882)
Mutual Beacon Fund              23,230          14,311                8,919
Franklin Mutual Shares
 Fund                           71,323          55,524               15,799
Franklin Small-Mid Cap
 Growth Fund                   184,615         151,701               32,914
Franklin Templeton
 Conservative Allocation
 Fund                           75,029          58,838               16,191
Franklin Templeton Growth
 Allocation Fund               179,471         121,493               57,978
Franklin Templeton
 Moderate Allocation Fund      144,463          71,765               72,698
Templeton Foreign Fund         230,935         123,201              107,734
Franklin Small-Mid Cap
 Growth Securities Fund         18,823          25,807               (6,984)
Highland Premier Growth
 Equity Fund                       587           1,592               (1,005)
Goldman Sachs Balanced
 Fund                            1,210           3,297               (2,087)
Goldman Sachs Capital
 Growth Fund                       187             179                    8
Goldman Sachs Core Fixed
 Income Fund                     1,438             524                  914
Goldman Sachs Structured
 U.S. Equity Fund                   17               1                   16
Goldman Sachs Government
 Income Fund                    84,335          55,664               28,671
Goldman Sachs Growth &
 Income Fund                    11,103         110,659              (99,556)
Goldman Sachs Growth
 Opportunities Fund             13,670           3,179               10,491
Goldman Sachs Concentrated
 International Equity
 Fund                              762              77                  685
Goldman Sachs Mid Cap
 Value Fund                     66,570          70,535               (3,965)
Goldman Sachs Small Cap
 Value Fund                    126,608          83,713               42,895
Goldman Sachs Strategic
 Growth Fund                       212              61                  151
Goldman Sachs High Yield
 Fund                           81,888          35,800               46,088
Goldman Sachs Large Cap
 Value Fund                     31,258           9,968               21,290
Goldman Sachs Small/Mid
 Cap Growth Fund                 5,041           2,752                2,289
Goldman Sachs Satellite
 Strategies Portfolio                2              --                    2
John Hancock Small Cap
 Equity Fund                    31,821          43,683              (11,862)
Frost Dividend Value
 Equity Fund                     1,098             187                  911
Hartford Advisers HLS Fund      34,603         103,908              (69,305)
Hartford Total Return Bond
 HLS Fund                      368,417         766,184             (397,767)
Hartford Capital
 Appreciation HLS Fund         172,224         217,901              (45,677)
Hartford Dividend and
 Growth HLS Fund               757,200         380,116              377,084
Hartford Global Research
 HLS Fund                        8,212          10,337               (2,125)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Hartford Healthcare HLS
 Fund                           29,312          21,184                8,128
Hartford Global Growth HLS
 Fund                            1,877             200                1,677
Hartford Disciplined
 Equity HLS Fund                   123              72                   51
Hartford Growth HLS Fund        13,747          11,920                1,827
Hartford Growth
 Opportunities HLS Fund        124,355         105,682               18,673
Hartford Index HLS Fund        241,212         257,892              (16,680)
Hartford International
 Opportunities HLS Fund         19,110          34,883              (15,773)
Hartford MidCap HLS Fund       149,669         139,749                9,920
Hartford Money Market HLS
 Fund                          440,388         453,090              (12,702)
Hartford Small Company HLS
 Fund                          382,977         215,939              167,038
Hartford SmallCap Growth
 HLS Fund                        7,767           8,271                 (504)
Hartford Stock HLS Fund         56,646         149,824              (93,178)
Hartford U.S. Government
 Securities HLS Fund            88,977          17,754               71,223
Hartford Value HLS Fund         22,606          24,808               (2,202)
The Hartford Checks and
 Balances Fund                  29,324           4,746               24,578
The Hartford Target
 Retirement 2010 Fund           48,122          13,864               34,258
The Hartford Target
 Retirement 2020 Fund          225,442          71,944              153,498
The Hartford Target
 Retirement 2030 Fund          165,774          51,011              114,763
The Hartford Dividend and
 Growth Fund                    83,685          23,863               59,822
The Hartford International
 Opportunities Fund              7,077             626                6,451
The Hartford MidCap Fund        19,815           2,181               17,634
The Hartford Small Company
 Fund                           56,514          21,125               35,389
The Hartford Total Return
 Bond Fund                       8,625             550                8,075
The Hartford Healthcare
 Fund                            3,334             147                3,187
The Hartford Growth
 Opportunities Fund              2,709             542                2,167
The Hartford Equity Growth
 Allocation Fund                37,886          15,152               22,734
The Hartford Balanced
 Allocation Fund                86,463          33,875               52,588
The Hartford Conservative
 Allocation Fund                48,136          69,099              (20,963)
The Hartford Capital
 Appreciation Fund             376,402         183,440              192,962
The Hartford Growth
 Allocation Fund                66,489          35,019               31,470
The Hartford Money Market      143,251          94,149               49,102
The Hartford Inflation
 Plus Fund                      34,482          15,355               19,127
The Hartford Value Fund            124               1                  123
The Hartford Equity Income
 Fund                            7,637           1,336                6,301
The Hartford Target
 Retirement 2015 Fund           54,025           5,323               48,702
The Hartford Target
 Retirement 2025 Fund           74,703          24,857               49,846
The Hartford Target
 Retirement 2035 Fund           46,335          12,951               33,384
The Hartford Target
 Retirement 2040 Fund           40,241           1,497               38,744
The Hartford Target
 Retirement 2045 Fund           36,046           4,613               31,433
The Hartford Target
 Retirement 2050 Fund           22,867           5,471               17,396
The Hartford International
 Small Company Fund                 79              --                   79
Hotchkis and Wiley Large
 Cap Value Fund                  8,815          15,033               (6,218)
Invesco V.I. Technology
 Fund                           16,363          17,615               (1,252)
Invesco Leisure Fund             4,175           6,501               (2,326)
Invesco Technology Fund         26,927          46,725              (19,798)
Ivy Global Natural
 Resources Fund                 97,329          60,763               36,566
Ivy Large Cap Growth Fund       42,606          13,123               29,483
Ivy Science & Technology
 Fund                           15,809           7,570                8,239

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Ivy Asset Strategy Fund         41,169          19,424               21,745
Janus Aspen Forty
 Portfolio                       7,738          50,415              (42,677)
Janus Aspen Worldwide
 Portfolio                         864          12,962              (12,098)
Janus Aspen Enterprise
 Portfolio                          --           4,136               (4,136)
Janus Aspen Balanced
 Portfolio                      20,804           5,605               15,199
Janus Aspen Overseas
 Portfolio                      13,571          22,167               (8,596)
Janus Flexible Bond Fund           383              21                  362
Janus Forty Fund               127,463         103,538               23,925
Janus Balanced Fund            113,896          19,610               94,286
Janus Enterprise Fund           12,193           5,518                6,675
Janus Overseas Fund            182,296         150,303               31,993
Janus Worldwide Fund            10,646           1,695                8,951
Perkins Mid Cap Value Fund      33,577           6,556               27,021
Prudential Jennison
 Mid-Cap Growth Fund,
 Inc.                           34,544           2,736               31,808
Prudential Jennison 20/20
 Focus Fund                     10,251           5,099                5,152
JPMorgan Core Bond Fund         36,415          41,715               (5,300)
JPMorgan Small Cap Equity
 Fund                            3,007           1,370                1,637
JPMorgan Small Cap Growth
 Fund                           22,785          18,437                4,348
JPMorgan Small Cap Value
 Fund                            6,850           1,903                4,947
JPMorgan U.S. Real Estate
 Fund                            3,997             626                3,371
JPMorgan U.S. Equity Fund        2,956               2                2,954
JPMorgan SmartRetirement
 2010 Fund                      22,381             252               22,129
JPMorgan SmartRetirement
 2015 Fund                      30,886             337               30,549
JPMorgan SmartRetirement
 2020 Fund                      20,852              93               20,759
JPMorgan SmartRetirement
 2025 Fund                      27,618              13               27,605
JPMorgan SmartRetirement
 2030 Fund                      84,316           4,531               79,785
JPMorgan SmartRetirement
 2035 Fund                       9,887               4                9,883
JPMorgan SmartRetirement
 2040 Fund                      40,886             800               40,086
JPMorgan SmartRetirement
 2045 Fund                       4,596               3                4,593
JPMorgan SmartRetirement
 2050 Fund                      56,386           1,879               54,507
JPMorgan SmartRetirement
 Income Fund                    19,568              --               19,568
JP Morgan Prime Money
 Market Fund                   151,401         169,538              (18,137)
Keeley Small Cap Value
 Fund                           29,118          34,926               (5,808)
Loomis Sayles Bond Fund         18,257          10,833                7,424
LKCM Aquinas Growth Fund         1,277              36                1,241
LKCM Aquinas Value Fund          1,704              12                1,692
Lord Abbett Affiliated
 Fund                           43,039          31,659               11,380
Lord Abbett Fundamental
 Equity Fund                   132,835          50,369               82,466
Lord Abbett Bond Debenture
 Fund                           40,311          17,503               22,808
Lord Abbett Growth
 Opportunities Fund             13,285           4,141                9,144
Lord Abbett Classic Stock
 Fund                            4,979           1,965                3,014
Lord Abbett Capital
 Structure Fund                  6,604           5,491                1,113
Lord Abbett Total Return
 Fund                           16,120           9,826                6,294
Lord Abbett Small Cap
 Blend Fund                     72,382          78,443               (6,061)
Lord Abbett Developing
 Growth Fund, Inc.              49,481           7,490               41,991
Lord Abbett International
 Core Equity Fund               23,688          15,627                8,061
Lord Abbett Value
 Opportunities Fund              6,476           7,486               (1,010)
Legg Mason Capital
 Management Value Trust,
 Inc.                            6,429           3,484                2,945
Marshall Mid-Cap Value
 Fund                           11,263           5,268                5,995

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
MFS Emerging Markets
 Equity Fund                    10,649           4,532                6,117
Massachusetts Investors
 Growth Stock Fund              48,910          57,132               (8,222)
MFS High Income Fund            22,796           8,019               14,777
MFS International New
 Discovery Fund                  4,598           4,132                  466
MFS Mid Cap Growth Fund         11,848          16,543               (4,695)
MFS New Discovery Fund          31,626             626               31,000
MFS Research International
 Fund                           70,772          30,311               40,461
MFS Total Return Fund           66,138          30,099               36,039
MFS Utilities Fund             107,350          59,194               48,156
MFS Value Fund                 154,313          81,308               73,005
MFS Research Bond Fund           2,405             100                2,305
MFS Massachusetts
 Investors Trust                 7,799           1,033                6,766
MFS International Growth
 Fund                            1,525              44                1,481
MFS Core Equity Fund             9,501           7,924                1,577
MFS Government Securities
 Fund                          125,821          52,242               73,579
MFS International Value
 Fund                           52,425           5,339               47,086
MFS Technology Fund              1,193             225                  968
MFS Core Equity Series              --              --                   --
MFS High Income Series           3,362             498                2,864
MFS Investors Growth Stock
 Series                             --              --                   --
MFS Utilities Series               322             538                 (216)
MFS Growth Fund                  1,477             923                  554
BlackRock Global
 Allocation Fund               319,542         145,022              174,520
BlackRock Global Financial
 Services                        2,287          20,852              (18,565)
BlackRock Large Cap Core
 Fund                           13,357           8,957                4,400
BlackRock Value
 Opportunities Fund                911               2                  909
BlackRock Small Cap Growth
 Fund                           17,428          13,413                4,015
BlackRock Mid Cap Value
 Opportunities Fund             32,829          25,893                6,936
BlackRock International
 Opportunities Portfolio        94,242           8,065               86,177
BlackRock Mid Cap Growth
 Equity Portfolio               32,877          32,792                   85
Munder MidCap Core Growth
 Fund                           41,300          34,241                7,059
Neuberger Berman Socially
 Responsive Fund                23,867           3,384               20,483
Nuveen Tradewinds
 International Value Fund        1,795              --                1,795
Oakmark International
 Small Cap Fund                  2,410          12,833              (10,423)
The Oakmark Equity and
 Income Fund                   195,482          34,234              161,248
Oppenheimer Capital
 Appreciation Fund              14,178          15,290               (1,112)
Oppenheimer Global Fund         63,436          56,408                7,028
Oppenheimer International
 Growth Fund                    22,413          12,785                9,628
Oppenheimer Main Street
 Fund                            5,340           3,220                2,120
Oppenheimer Global
 Strategic Income Fund          11,673           4,757                6,916
Oppenheimer Main Street
 Small- & Mid-Cap Fund          86,070          44,941               41,129
Oppenheimer Developing
 Markets Fund                  100,879          40,076               60,803
Oppenheimer Equity Fund          8,503           7,296                1,207
Oppenheimer Capital Income
 Fund                               10              --                   10
Oppenheimer International
 Bond Fund                     165,900          91,798               74,102
Oppenheimer Small- & Mid-
 Cap Value Fund                 58,650          72,238              (13,588)
Oppenheimer Main Street
 Opportunity Fund               22,561           4,301               18,260
Oppenheimer Gold & Special
 Minerals Fund                  56,656          33,298               23,358

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Real Estate
 Fund                           23,941          18,841                5,100
Putnam Global Equity Fund        1,880           2,657                 (777)
Putnam VT High Yield Fund      205,254         294,381              (89,127)
Putnam VT International
 Growth Fund                       708          13,870              (13,162)
Putnam VT Multi-Cap Growth
 Fund                               36          11,138              (11,102)
Putnam Small Cap Value
 Fund                            4,234          19,106              (14,872)
Pioneer CullenValue Fund         5,288              76                5,212
Pioneer Emerging Markets
 Fund                           78,786          35,487               43,299
Pioneer Oak Ridge Small
 Cap Growth Fund                 2,436             657                1,779
Allianz NFJ International
 Value Fund                        746              --                  746
Allianz NFJ Small Cap
 Value Fund                     41,759          26,065               15,694
Allianz NFJ Dividend Value
 Fund                          140,546          83,441               57,105
Managers Cadence Mid-Cap
 Fund                            2,478           1,608                  870
PIMCO Total Return Fund      1,027,867         322,483              705,384
PIMCO Emerging Markets
 Bond Fund                      34,442          36,274               (1,832)
PIMCO Real Return Fund         434,701         182,127              252,574
Pioneer Fund                    42,412          11,838               30,574
Pioneer High Yield Fund         83,357          62,402               20,955
Pioneer Strategic Income
 Fund                           90,476          43,589               46,887
Pioneer Mid Cap Value Fund      54,036          33,858               20,178
Pioneer Growth
 Opportunities Fund              3,375           3,988                 (613)
Putnam Equity Income Fund        7,970           5,239                2,731
Putnam High Yield
 Advantage Fund                 24,209           4,666               19,543
Putnam International
 Equity Fund                     4,682          20,350              (15,668)
Putnam Investors Fund               29             209                 (180)
Putnam Multi-Cap Growth
 Fund                              100             194                  (94)
Putnam International
 Capital Opportunities
 Fund                           28,214          13,330               14,884
Putnam Small Cap Growth
 Fund                           16,679          16,383                  296
Royce Total Return Fund          3,976           1,347                2,629
Royce Value Plus Fund           17,165          21,927               (4,762)
Royce Value Fund                16,612          13,002                3,610
RS Value Fund                   20,227           8,427               11,800
Columbia Diversified
 Equity Income Fund              4,025             880                3,145
Columbia Mid Cap Value
 Opportunity Fund               12,728           6,738                5,990
Columbia Multi-Advisor
 Small Cap Value Fund              597             789                 (192)
RidgeWorth Small Cap Value
 Equity Fund                    41,938           1,439               40,499
RidgeWorth Mid-Cap Value
 Equity Fund                    18,953           3,849               15,104
RidgeWorth Total Return
 Bond Fund                      54,125           2,428               51,697
DWS RREEF Real Estate
 Securities Fund                   160              --                  160
DWS Dreman High Return
 Equity Fund                    21,729          18,845                2,884
DWS Enhanced Emerging
 Markets Fixed Income
 Fund                            1,008              52                  956
SSGA S&P 500 Index Fund         25,283          19,793                5,490
DWS Growth & Income VIP
 Portfolio                         288              --                  288
DWS Global Thematic Fund         3,896           1,381                2,515
Legg Mason ClearBridge
 Appreciation Fund                  60              --                   60
Legg Mason ClearBridge
 Aggressive Growth Fund            958           3,680               (2,722)
Legg Mason Partners
 ClearBridge Fundamental
 Value Fund                        102               1                  101
Legg Mason ClearBridge Mid
 Cap Core Fund                   3,121             533                2,588
Legg Mason ClearBridge
 Small Cap Growth Fund           7,385           2,640                4,745

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Thornburg International
 Value Fund                    211,917         140,550               71,367
Thornburg Value Fund            38,163          48,489              (10,326)
Thornburg Core Growth Fund      29,951          31,151               (1,200)
Timothy Plan Large/Mid Cap
 Value Fund                      2,557              35                2,522
UBS Dynamic Alpha Fund             228              --                  228
T. Rowe Price Growth Stock
 Fund                          113,267          45,383               67,884
T. Rowe Price
 Equity-Income Fund             59,361          21,388               37,973
T. Rowe Price Retirement
 2010 Fund                      75,395          69,505                5,890
T. Rowe Price Retirement
 2020 Fund                     263,136         120,206              142,930
T. Rowe Price Retirement
 2030 Fund                     178,280          81,777               96,503
T. Rowe Price Retirement
 2040 Fund                     104,127          43,486               60,641
T. Rowe Price Retirement
 2050 Fund                      35,160           9,190               25,970
T. Rowe Price Retirement
 Income Fund                    11,580           5,313                6,267
UBS Global Allocation Fund          51               1                   50
Vanguard Small-Cap Index
 Fund                           25,810           3,382               22,428
Vanguard Mid-Cap Index
 Fund                           13,809           2,928               10,881
Vanguard Total Bond Market
 Index Fund                     26,637           6,381               20,256
Vanguard Total Stock
 Market Index Fund              19,441           3,821               15,620
Victory Diversified Stock
 Fund                           71,907          29,155               42,752
Victory Special Value Fund      98,508          75,573               22,935
Victory Small Company
 Opportunity Fund               76,289          32,722               43,567
Victory Established Value
 Fund                           11,610           1,871                9,739
Invesco Van Kampen Small
 Cap Growth Fund                56,701          40,134               16,567
Invesco Van Kampen
 Comstock Fund                 104,951         115,085              (10,134)
Invesco Van Kampen Equity
 and Income Fund               229,509         218,615               10,894
Invesco Van Kampen Growth
 and Income Fund                68,885          66,356                2,529
Invesco Van Kampen Mid Cap
 Growth Fund                    18,639           7,591               11,048
Invesco Van Kampen U.S.
 Mortgage Fund                      16              16                   --
Invesco Van Kampen Small
 Cap Value Fund                 18,003           4,373               13,630
Invesco Van Kampen
 American Value Fund             1,016             526                  490
Morgan Stanley
 Institutional Opportunity
 Portfolio                       1,573           1,689                 (116)
Invesco Van Kampen Value
 Opportunities Fund             78,633          87,642               (9,009)
Invesco Diversified
 Dividend Fund                  54,630          81,447              (26,817)
Invesco Van Kampen
 American Franchise Fund         5,875           3,118                2,757
Invesco Global Core Equity
 Fund                            2,605           1,350                1,255
Vanguard 500 Index Fund         24,288           2,105               22,183
Wells Fargo Advantage
 International Equity
 Fund                            3,563           2,788                  775
Wells Fargo Advantage
 Total Return Bond Fund          7,202             851                6,351
Columbia Seligman
 Communications and
 Information Fund                5,989           1,600                4,389
Columbia Seligman Global
 Technology Fund                 3,275           1,636                1,639
Legg Mason Partners
 ClearBridge Small Cap
 Value Fund                      1,680           1,772                  (92)
Life Points Balanced
 Strategy Fund                   6,946           2,599                4,347
Life Points Conservative
 Strategy Fund                   2,710           4,463               (1,753)
Life Points Growth
 Strategy Fund                   1,757              23                1,734
Life Points Moderate
 Strategy Fund                   1,037             501                  536

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2012                               1,213,733          $16.59      to          $18.81         $25,041,468
 2011                               1,178,467           15.10      to           16.92          22,107,391
 2010                               1,111,741           15.14      to           16.40          19,685,665
 2009                                 446,802           13.53      to           17.28           6,321,751
 2008                                 396,926           12.00      to           15.43           5,332,971
AMERICAN CENTURY VP GROWTH
 FUND
 2012                               1,450,556           10.57      to           20.14          15,891,498
 2011                                   5,491           17.95      to           18.33              99,588
 2010                                     194           18.38      to           18.38               3,571
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2012                                   6,335           11.53      to           12.43              75,069
 2011                                   5,021           10.25      to           10.95              52,581
 2010                                   2,377           10.28      to           10.89              24,955
 2009                                   3,624            8.95      to            9.11              32,840
 2008                                   3,975            6.71      to           14.07              27,403
AMERICAN CENTURY VP BALANCED
 FUND
 2012                                  11,216           12.71      to           12.71             142,505
 2011                                  16,707           11.44      to           11.44             191,193
 2010                                   4,929           10.94      to           10.94              53,929
 2009                                   5,530            9.87      to            9.87              54,572
 2008                                   5,742            8.61      to            8.61              49,421
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2012                                 184,903           13.35      to           17.16           2,518,912
 2011                                 149,874           11.44      to           14.93           1,728,893
 2010                                 118,275           12.26      to           16.24           1,459,499
 2009                                   1,797           13.30      to           13.99              24,360
 2008                                   1,806            9.72      to           10.13              17,871
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2012                                   6,001            8.46      to           10.59              51,468
 2011                                   6,582            7.35      to            9.22              48,794
 2010                                   5,847            7.35      to            9.24              43,477
 2009                                   3,541            8.44      to            8.44              29,878
 2008                                   2,165            7.11      to            7.11              15,392
AMERICAN CENTURY VP VISTA(SM)
 FUND
 2012                                  40,665           13.31      to           17.10             489,278
 2011                                  51,376           11.69      to           14.84             580,261
 2010                                  52,535           12.90      to           16.17             664,399
 2009                                  40,443           10.58      to           13.09             425,679
 2008                                  14,962            8.81      to           11.97             133,256

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2012                           0.35%     to       1.25%      2.35%     to       2.49%       9.85%     to       11.12%
 2011                           0.35%     to       1.25%      2.51%     to       2.53%       2.02%     to        3.21%
 2010                           0.35%     to       1.25%      2.78%     to       3.28%      11.88%     to       12.89%
 2009                             --      to       1.25%      2.77%     to       3.97%      10.83%     to       11.95%
 2008                             --      to       1.25%      3.15%     to       3.22%     (21.25)%    to      (20.25)%
AMERICAN CENTURY VP GROWTH
 FUND
 2012                             --      to       1.25%      0.90%     to       1.06%       5.73%     to       12.23%
 2011                           0.50%     to       1.25%      0.26%     to       0.79%      (2.39)%    to       (1.65)%
 2010                           1.25%     to       1.25%      0.12%     to       0.12%      15.92%     to       15.92%
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2012                           0.35%     to       1.25%      0.49%     to       0.64%      12.48%     to       13.49%
 2011                           0.35%     to       1.25%        --      to         --       (0.30)%    to        0.60%
 2010                           0.35%     to       1.25%        --      to         --       14.85%     to       15.89%
 2009                           0.85%     to       1.25%      0.27%     to       0.27%      33.37%     to       33.90%
 2008                             --      to       1.25%      0.28%     to       0.32%     (42.64)%    to      (42.10)%
AMERICAN CENTURY VP BALANCED
 FUND
 2012                           0.70%     to       0.70%      1.94%     to       1.94%      11.02%     to       11.02%
 2011                           0.70%     to       0.70%      2.26%     to       2.26%       4.60%     to        4.60%
 2010                           0.70%     to       0.70%      1.88%     to       1.88%      10.86%     to       10.86%
 2009                           0.70%     to       0.70%      5.29%     to       5.29%      14.68%     to       14.68%
 2008                           0.70%     to       0.70%        --      to         --      (20.89)%    to          --
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2012                             --      to       1.25%      1.25%     to       1.48%      14.90%     to       16.70%
 2011                             --      to       1.25%      0.78%     to       0.84%      (8.06)%    to       (6.73)%
 2010                             --      to       1.25%      0.68%     to       1.07%      22.14%     to       24.15%
 2009                           0.35%     to       1.25%      1.64%     to       1.74%      36.83%     to       38.07%
 2008                           0.35%     to       1.25%      1.43%     to       2.38%     (28.65)%    to      (28.01)%
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2012                           1.05%     to       1.25%      1.67%     to       1.77%      14.89%     to       15.12%
 2011                           1.05%     to       1.25%      1.59%     to       1.60%      (0.22)%    to       (0.02)%
 2010                           1.05%     to       1.25%      0.65%     to       1.49%       9.50%     to        9.72%
 2009                           1.25%     to       1.25%      1.96%     to       1.96%      18.66%     to       18.66%
 2008                           1.25%     to       1.25%      3.01%     to       3.01%     (38.31)%    to      (38.31)%
AMERICAN CENTURY VP VISTA(SM)
 FUND
 2012                             --      to       1.25%        --      to         --       13.80%     to       15.23%
 2011                             --      to       1.25%        --      to         --       (9.37)%    to       (8.23)%
 2010                             --      to       1.25%        --      to         --       22.00%     to       23.53%
 2009                             --      to       1.25%        --      to         --       20.03%     to       21.54%
 2008                             --      to       1.25%        --      to         --      (49.43)%    to      (48.79)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2012                                  14,512          $14.23      to          $14.23            $206,447
 2011                                  11,696           13.53      to           13.53             158,278
 2010                                   8,887           12.17      to           12.17             108,112
 2009                                   6,642           11.71      to           11.71              77,744
 2008                                   2,577           10.74      to           10.74              27,684
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2012                                   5,001            9.67      to           11.96              58,629
 2011                                   4,200           10.44      to           10.44              43,855
 2010                                   3,324           10.18      to           10.18              33,840
 2009                                   2,269            9.00      to            9.00              20,414
 2008                                     119            7.61      to            7.61                 907
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2012                                  18,220           10.85      to           10.85             197,625
 2011                                  19,323            9.52      to            9.52             183,939
 2010                                  23,204            9.30      to            9.30             215,724
 2009                                  32,733            8.20      to            8.27             268,590
 2008                                  43,062            6.99      to            7.03             301,235
AMERICAN CENTURY VP ULTRA
 FUND
 2012                                  31,969           12.68      to           12.68             405,249
 2011                                  34,013           11.20      to           11.20             381,116
 2010                                  54,348           11.16      to           11.16             606,778
 2009                                  57,018            9.69      to            9.69             552,227
 2008                                  81,518            7.25      to            7.25             591,211
AMERICAN CENTURY VP VALUE
 FUND
 2012                                  48,074           11.23      to           11.23             539,991
 2011                                  80,835            9.87      to            9.87             798,034
 2010                                  98,805            9.84      to            9.84             972,435
 2009                                 108,166            8.74      to            8.74             945,165
 2008                                 177,427            7.34      to            7.34           1,302,541
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                                  14,031           13.08      to           13.49             185,854
 2011                                   2,701           11.40      to           11.64              31,097
 2010                                     674           11.66      to           11.66               7,860
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                  20,491           11.18      to           11.18             229,054
 2011                                  23,506            9.88      to            9.88             232,322
 2010                                   4,093           10.03      to           10.03              41,034
 2009                                   1,824            7.85      to            7.85              14,325
 2008                                   6,574            6.52      to            6.52              42,875
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                   1,671           11.16      to           11.16              18,646
 2011                                   1,106            9.46      to            9.46              10,469
INVESCO EUROPEAN GROWTH FUND
 2012                                  57,528            8.98      to           13.12             540,088
 2011                                  71,876            7.44      to           10.98             566,021
 2010                                  64,465            7.87      to           11.71             537,297
 2009                                  43,947            7.02      to           10.55             343,571
 2008                                  23,354            5.14      to            7.79             126,290

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2012                           1.25%     to       1.25%      2.08%     to       2.08%       5.12%     to        5.12%
 2011                           1.25%     to       1.25%      3.71%     to       3.71%      11.24%     to       11.24%
 2010                           1.25%     to       1.25%      2.03%     to       2.03%       3.93%     to        3.93%
 2009                           1.25%     to       1.25%      1.88%     to       1.88%       8.96%     to        8.96%
 2008                           1.25%     to       1.25%      5.08%     to       5.08%      (2.60)%    to       (2.60)%
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2012                           1.05%     to       1.25%      1.15%     to       1.63%      14.55%     to       14.78%
 2011                           1.25%     to       1.25%      1.21%     to       1.21%       2.56%     to        2.56%
 2010                           1.25%     to       1.25%      0.94%     to       0.94%      13.15%     to       13.15%
 2009                           1.25%     to       1.25%      1.27%     to       1.27%      18.26%     to       18.26%
 2008                           1.25%     to       1.25%      1.84%     to       1.84%     (35.70)%    to      (35.70)%
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2012                           0.70%     to       0.70%      2.11%     to       2.11%      13.94%     to       13.94%
 2011                           0.70%     to       0.70%      1.54%     to       1.54%       2.39%     to        2.39%
 2010                           0.70%     to       0.70%      1.49%     to       1.49%      13.35%     to       13.35%
 2009                           0.45%     to       0.70%      4.77%     to       4.88%      17.27%     to       17.57%
 2008                           0.45%     to       0.70%        --      to         --      (35.04)%    to      (31.45)%
AMERICAN CENTURY VP ULTRA
 FUND
 2012                           0.70%     to       0.70%        --      to         --       13.13%     to       13.13%
 2011                           0.70%     to       0.70%        --      to         --        0.36%     to        0.36%
 2010                           0.70%     to       0.70%      0.50%     to       0.50%      15.28%     to       15.28%
 2009                           0.70%     to       0.70%      0.34%     to       0.34%      33.54%     to       33.54%
 2008                           0.70%     to       0.70%        --      to         --      (41.89)%    to      (41.89)%
AMERICAN CENTURY VP VALUE
 FUND
 2012                           0.70%     to       0.70%      1.85%     to       1.85%      13.78%     to       13.78%
 2011                           0.70%     to       0.70%      2.01%     to       2.01%       0.31%     to        0.31%
 2010                           0.70%     to       0.70%      2.21%     to       2.21%      12.63%     to       12.63%
 2009                           0.70%     to       0.70%      5.99%     to       5.99%      19.03%     to       19.03%
 2008                           0.70%     to       0.70%        --      to         --      (27.29)%    to      (27.29)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                           0.15%     to       1.25%      0.60%     to       1.94%      14.67%     to       15.94%
 2011                           0.15%     to       1.25%      1.27%     to       1.44%      (2.20)%    to       (1.12)%
 2010                           1.25%     to       1.25%      0.88%     to       0.88%       6.17%     to        6.17%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                           0.70%     to       0.70%        --      to         --       13.10%     to       13.10%
 2011                           0.70%     to       0.70%        --      to         --       (1.42)%    to       (1.42)%
 2010                           0.70%     to       0.70%        --      to         --       27.64%     to       27.64%
 2009                           0.70%     to       0.70%      0.13%     to       0.13%      20.44%     to       20.44%
 2008                           0.70%     to       0.70%        --      to         --      (31.79)%    to      (31.79)%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           0.70%     to       0.70%      2.05%     to       2.05%      17.90%     to       17.90%
 2011                           0.70%     to       0.70%        --      to         --       (5.35)%    to       (5.35)%
INVESCO EUROPEAN GROWTH FUND
 2012                           0.35%     to       1.25%      1.36%     to       1.81%      19.58%     to       20.66%
 2011                           0.35%     to       1.25%      3.18%     to       3.41%      (6.25)%    to       (5.40)%
 2010                           0.35%     to       1.25%      1.22%     to       1.47%      11.01%     to       12.01%
 2009                           0.35%     to       1.25%      1.83%     to       2.66%      35.44%     to       36.67%
 2008                           0.35%     to       1.25%      2.11%     to       3.99%     (47.41)%    to      (46.93)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH
 FUND
 2012                                  69,465          $10.13      to          $13.22            $737,057
 2011                                  51,363            8.81      to           11.62             479,698
 2010                                  48,309            9.49      to           12.66             480,960
 2009                                  29,248            8.15      to           11.40             270,164
 2008                                  12,033            8.56      to            8.64             102,970
INVESCO MID CAP CORE EQUITY
 FUND
 2012                                  19,912           11.20      to           12.54             249,821
 2011                                  20,106           10.20      to           11.51             231,798
 2010                                  16,622           10.93      to           12.43             206,483
 2009                                  14,609            9.77      to           11.18             161,172
 2008                                  11,301            7.54      to            8.70              96,397
INVESCO SMALL CAP GROWTH FUND
 2012                                  78,120           13.69      to           23.99           1,145,583
 2011                                  58,249           11.63      to           20.53             688,780
 2010                                  58,626           11.83      to           21.06             696,929
 2009                                  53,426            9.60      to           16.89             502,996
 2008                                  49,503            6.90      to            7.14             347,484
INVESCO REAL ESTATE FUND
 2012                                 218,390           15.54      to           28.31           4,813,475
 2011                                 202,881           22.89      to           24.60           3,961,530
 2010                                 156,881           12.30      to           23.15           2,819,078
 2009                                  90,754           11.77      to           19.09           1,575,293
 2008                                  49,304           14.11      to           14.90             745,976
INVESCO SMALL CAP EQUITY FUND
 2012                                  43,193           11.28      to           13.08             495,074
 2011                                  30,605            9.99      to           11.67             321,119
 2010                                  24,021           10.08      to           11.87             254,080
 2009                                  20,247            7.88      to            9.35             165,263
 2008                                   1,721            6.58      to            7.86              13,097
INVESCO DEVELOPING MARKETS
 FUND
 2012                                  43,944           12.87      to           13.09             571,508
 2011                                  31,948           10.90      to           11.00             350,692
 2010                                     955           12.45      to           12.45              11,890
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2012                                   4,409           11.32      to           11.39              50,084
 2011                                   1,440           10.94      to           10.94              15,750
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2012                                  33,719            9.65      to           10.00             329,511
 2011                                  20,215            9.77      to           10.00             199,417
 2010                                  20,549            9.90      to           10.00             204,248
DOMINI SOCIAL EQUITY FUND
 2012                                   1,863           11.38      to           11.72              21,339
 2011                                     669           10.35      to           10.62               7,016
 2010                                     686           10.40      to           10.63               7,236
 2009                                     374            9.27      to            9.43               3,517
 2008                                     290            6.92      to            7.02               2,034

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH
 FUND
 2012                           0.15%     to       1.25%      1.09%     to       1.38%      13.72%     to       14.98%
 2011                           0.15%     to       1.25%      1.25%     to       1.41%      (8.20)%    to       (7.18)%
 2010                           0.15%     to       1.25%      1.02%     to       1.42%      11.02%     to       12.24%
 2009                           0.50%     to       1.25%      1.40%     to       1.96%      33.26%     to       34.26%
 2008                           0.85%     to       1.25%      2.34%     to       2.51%     (41.51)%    to      (41.27)%
INVESCO MID CAP CORE EQUITY
 FUND
 2012                           0.50%     to       1.25%      0.42%     to       0.57%       9.01%     to        9.83%
 2011                           0.50%     to       1.25%        --      to         --       (7.41)%    to       (6.71)%
 2010                           0.50%     to       1.25%      0.05%     to       0.07%      11.12%     to       11.96%
 2009                           0.50%     to       1.25%      0.11%     to       0.13%      28.55%     to       29.51%
 2008                           0.50%     to       1.25%      0.76%     to       1.07%     (28.36)%    to      (27.82)%
INVESCO SMALL CAP GROWTH FUND
 2012                           0.50%     to       1.25%        --      to         --       16.88%     to       17.75%
 2011                           0.50%     to       1.25%        --      to         --       (2.50)%    to       (1.73)%
 2010                           0.50%     to       1.25%        --      to         --       24.71%     to       25.64%
 2009                             --      to       1.25%        --      to         --       34.45%     to       68.87%
 2008                             --      to       1.25%        --      to         --      (39.51)%    to      (38.75)%
INVESCO REAL ESTATE FUND
 2012                             --      to       1.25%      0.38%     to       0.79%      15.10%     to       16.99%
 2011                             --      to       1.25%      0.81%     to       1.25%       6.24%     to        8.05%
 2010                             --      to       1.25%      1.80%     to       2.28%      21.27%     to       24.91%
 2009                             --      to       1.25%      0.64%     to       2.81%      28.08%     to       29.69%
 2008                             --      to       1.25%      2.06%     to       2.17%     (38.17)%    to      (37.20)%
INVESCO SMALL CAP EQUITY FUND
 2012                           0.50%     to       1.25%        --      to         --       12.09%     to       12.94%
 2011                           0.50%     to       1.25%        --      to         --       (1.65)%    to       (0.91)%
 2010                           0.50%     to       1.25%        --      to         --       26.98%     to       27.93%
 2009                           0.50%     to       1.25%        --      to         --       18.86%     to       19.75%
 2008                           0.50%     to       1.25%        --      to         --      (32.30)%    to      (31.79)%
INVESCO DEVELOPING MARKETS
 FUND
 2012                           0.65%     to       1.25%      0.83%     to       0.89%      18.03%     to       18.74%
 2011                           0.75%     to       1.25%      0.96%     to       1.35%     (12.44)%    to      (12.00)%
 2010                           1.25%     to       1.25%      1.02%     to       1.02%      13.17%     to       13.17%
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2012                           1.05%     to       1.25%      2.24%     to       2.39%       3.55%     to        3.75%
 2011                           1.25%     to       1.25%      3.45%     to       3.45%       5.71%     to        5.71%
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2012                             --      to       1.25%      0.01%     to       0.01%      (1.23)%    to        0.01%
 2011                             --      to       1.25%        --      to       0.01%      (1.23)%    to        0.01%
 2010                             --      to       1.25%        --      to         --       (0.82)%    to        0.01%
DOMINI SOCIAL EQUITY FUND
 2012                           0.85%     to       1.25%      0.45%     to       0.59%       9.95%     to       10.39%
 2011                           0.85%     to       1.25%      0.52%     to       0.56%      (0.51)%    to       (0.11)%
 2010                           0.85%     to       1.25%      0.34%     to       0.51%      12.28%     to       12.73%
 2009                           0.85%     to       1.25%      0.80%     to       0.88%      33.88%     to       34.41%
 2008                           0.85%     to       1.25%      1.23%     to       1.44%     (38.65)%    to      (38.41)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2012                                   1,175          $10.97      to          $11.06             $12,986
 2011                                     699           10.42      to           10.42               7,282
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2012                                      45           11.70      to           11.70                 528
 2011                                      19           10.34      to           10.34                 201
 2010                                      29           11.43      to           11.43                 332
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2012                                   1,168           11.70      to           11.70              13,660
 2011                                     530           10.34      to           10.34               5,481
 2010                                  13,070           11.52      to           11.52             150,626
ALLIANCEBERNSTEIN GLOBAL RISK
 ALLOCATION FUND+
 2012                                  11,433           13.81      to           14.65             165,432
 2011                                  12,285           12.79      to           14.06             158,379
 2010                                  10,987           12.18      to           13.26             132,560
 2009                                   7,278           11.05      to           13.48              83,018
 2008                                  13,339            9.47      to           11.68             130,977
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2012                                   9,213           11.71      to           12.18              93,260
 2011                                   9,142           10.09      to           10.43              78,598
 2010                                   8,378            9.67      to            9.85              68,967
 2009                                   5,380            8.66      to            8.78              46,683
 2008                                   4,012            7.25      to            7.32              29,142
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                  49,790            8.00      to           10.59             482,836
 2011                                  50,434            6.96      to            9.29             433,807
 2010                                  51,275            8.36      to           11.27             518,162
 2009                                  41,063            7.47      to           10.15             379,265
 2008                                  30,490            5.35      to            7.34             213,657
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                 145,778            8.68      to           11.52           1,241,312
 2011                                 149,444            7.70      to           10.40           1,105,242
 2010                                 178,313            9.77      to           13.66           1,858,593
 2009                                 179,433            9.57      to           16.82           2,011,257
 2008                                 134,935            7.22      to           12.53           1,094,881
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2012                                  13,665            8.40      to            8.53             114,878
 2011                                  13,734            7.54      to            7.59             104,428
 2010                                  14,994            9.05      to            9.08             137,219
 2009                                  11,725            8.39      to            8.49              99,767
 2008                                   9,600            6.32      to            6.45              61,648
ALLIANCEBERNSTEIN GROWTH FUND
 2012                                   3,793            9.93      to           10.24              38,480
 2011                                   3,978            8.85      to            9.08              35,913
 2010                                   4,541            9.03      to           10.50              40,949
 2009                                   3,279            7.90      to            9.25              27,304

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2012                           0.85%     to       1.25%      2.41%     to       2.59%       5.71%     to        6.13%
 2011                           0.85%     to       0.85%      1.42%     to       1.42%       4.19%     to        4.19%
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2012                           1.25%     to       1.25%        --      to         --       13.10%     to       13.10%
 2011                           1.25%     to       1.25%        --      to         --       (9.50)%    to       (9.50)%
 2010                           1.25%     to       1.25%        --      to         --        5.20%     to        5.20%
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2012                           1.25%     to       1.25%      0.91%     to       0.91%      13.11%     to       13.11%
 2011                           1.25%     to       1.25%      1.77%     to       1.77%      (9.30)%    to       (9.30)%
 2010                             --      to         --       1.74%     to       1.74%       5.91%     to        5.91%
ALLIANCEBERNSTEIN GLOBAL RISK
 ALLOCATION FUND+
 2012                             --      to       1.25%      1.10%     to       1.45%      14.50%     to       15.94%
 2011                           0.35%     to       1.25%      1.78%     to       1.80%       5.05%     to        6.00%
 2010                           0.35%     to       1.25%      1.86%     to       1.87%      10.20%     to       11.20%
 2009                           0.35%     to       1.25%      0.90%     to       2.15%      16.41%     to       17.64%
 2008                             --      to       1.25%      2.41%     to       2.54%     (30.27)%    to      (29.34)%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2012                           0.65%     to       1.25%      0.62%     to       1.01%      16.07%     to       16.77%
 2011                           0.65%     to       1.25%      1.25%     to       1.34%       4.27%     to        4.89%
 2010                           0.85%     to       1.25%      0.36%     to       0.90%      11.73%     to       12.18%
 2009                           0.85%     to       1.25%      1.38%     to       1.52%      19.43%     to       19.91%
 2008                           0.85%     to       1.25%      1.97%     to       3.85%     (41.50)%    to      (41.26)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           0.35%     to       1.25%      0.78%     to       0.83%      13.97%     to       15.00%
 2011                           0.35%     to       1.25%      0.78%     to       0.86%     (17.55)%    to      (16.80)%
 2010                           0.35%     to       1.25%      3.15%     to       3.43%      10.99%     to       12.00%
 2009                           0.35%     to       1.25%      3.29%     to       3.83%      38.35%     to       39.60%
 2008                           0.35%     to       1.25%      1.66%     to       1.97%     (50.02)%    to      (49.57)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                             --      to       1.25%      3.25%     to       3.27%      10.77%     to       12.79%
 2011                             --      to       1.25%      0.31%     to       3.70%     (23.87)%    to      (21.19)%
 2010                             --      to       1.25%      3.46%     to       3.53%       0.07%     to        2.10%
 2009                             --      to       1.25%      1.66%     to       2.46%      32.56%     to       34.22%
 2008                             --      to       1.25%        --      to         --      (54.12)%    to      (53.54)%
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2012                           0.35%     to       1.25%      1.20%     to       1.33%      11.38%     to       12.39%
 2011                           0.35%     to       1.25%      3.19%     to       3.22%     (16.94)%    to      (16.19)%
 2010                           0.35%     to       1.25%      5.42%     to       6.21%       7.01%     to        7.98%
 2009                           0.35%     to       1.25%      1.28%     to       1.36%      31.55%     to       32.74%
 2008                           0.35%     to       1.25%        --      to         --      (53.06)%    to      (52.64)%
ALLIANCEBERNSTEIN GROWTH FUND
 2012                           0.50%     to       1.05%        --      to         --       12.15%     to       12.77%
 2011                           0.50%     to       1.05%        --      to         --       (0.02)%    to        0.53%
 2010                           0.50%     to       1.25%        --      to         --       13.53%     to       14.38%
 2009                           0.50%     to       1.25%        --      to         --       33.37%     to       34.37%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY
 GROWTH FUND+
 2012                                   8,693          $14.28      to          $14.85            $126,074
 2011                                   8,586           12.61      to           13.03             108,470
 2010                                   6,920           12.32      to           12.54              84,842
 2009                                   5,316            8.97      to            9.09              47,815
 2008                                   3,128            6.18      to            6.24              19,452
ALLIANCEBERNSTEIN DISCOVERY
 VALUE FUND+
 2012                                  54,739           11.91      to           12.34             664,773
 2011                                  47,500           10.22      to           10.50             491,781
 2010                                  27,414           11.30      to           11.52             311,845
 2009                                   8,363            9.04      to            9.16              75,898
 2008                                     975            6.46      to            6.46               6,291
ALLIANCEBERNSTEIN VALUE FUND
 2012                                     266            7.19      to            7.44               1,915
 2011                                      99            6.34      to            6.52                 629
 2010                                      81            6.69      to            6.84                 541
 2009                                      21            5.97      to            6.08                 131
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2012                                  12,335           18.46      to           19.00             228,563
 2011                                  11,247           16.89      to           17.25             190,264
 2010                                   9,937           17.59      to           17.99             175,700
 2009                                      63           15.83      to           15.93                 996
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2012                                   9,618           19.28      to           19.43             185,858
 2011                                  11,139           17.44      to           17.54             194,566
 2010                                  11,203           18.64      to           19.07             211,761
 2009                                      15           16.73      to           16.73                 244
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2012                                   7,062           19.08      to           19.63             135,340
 2011                                   5,617           17.04      to           17.40              95,989
 2010                                  11,335           18.62      to           19.05             214,669
 2009                                     214           16.73      to           16.83               3,573
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2012                                   2,887           19.01      to           19.56              55,215
 2011                                   1,737           16.84      to           17.20              29,353
 2010                                   8,903           18.55      to           18.98             168,600
 2009                                      87           16.72      to           16.75               1,456
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2012                                  14,330           11.59      to           11.86             168,681
 2011                                     350            9.89      to           10.00               3,466
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2012                                   3,360           18.16      to           18.16              61,023
 2011                                   2,516           16.52      to           16.71              42,020
 2010                                   2,397           17.00      to           17.39              41,055
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2012                                  26,404           18.90      to           19.45             502,665
 2011                                  21,993           17.22      to           17.59             380,722
 2010                                  21,632           18.17      to           18.59             396,462
 2009                                     594           16.29      to           16.39               9,691

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY
 GROWTH FUND+
 2012                           0.65%     to       1.25%        --      to         --       13.25%     to       13.93%
 2011                           0.65%     to       1.25%        --      to         --        2.35%     to        2.97%
 2010                           0.85%     to       1.25%        --      to         --       37.35%     to       37.91%
 2009                           0.85%     to       1.25%        --      to         --       45.14%     to       45.72%
 2008                           0.85%     to       1.25%        --      to         --      (49.16)%    to      (48.96)%
ALLIANCEBERNSTEIN DISCOVERY
 VALUE FUND+
 2012                           0.50%     to       1.25%      0.31%     to       0.39%      16.59%     to       17.47%
 2011                           0.50%     to       1.25%      0.16%     to       0.21%      (9.54)%    to       (8.86)%
 2010                           0.50%     to       1.25%      0.10%     to       0.11%      24.94%     to       25.88%
 2009                           0.50%     to       1.25%      0.61%     to       0.66%      40.05%     to       41.10%
 2008                           1.25%     to       1.25%      5.75%     to       5.75%     (35.44)%    to      (35.44)%
ALLIANCEBERNSTEIN VALUE FUND
 2012                           0.65%     to       1.25%      2.00%     to       2.43%      13.43%     to       14.11%
 2011                           0.65%     to       1.25%      1.39%     to       1.76%      (5.19)%    to       (4.62)%
 2010                           0.65%     to       1.25%      1.39%     to       1.56%      10.01%     to       10.67%
 2009                           1.05%     to       1.25%      0.04%     to       9.09%      17.59%     to       17.82%
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      2.42%     to       2.71%       9.31%     to       10.13%
 2011                           0.50%     to       1.25%      2.58%     to       3.12%      (3.97)%    to       (3.24)%
 2010                             --      to       1.25%      3.30%     to      10.33%      11.09%     to       12.49%
 2009                           0.50%     to       1.25%      2.58%     to       2.58%      58.33%     to       59.31%
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2012                           1.05%     to       1.25%      1.79%     to       1.81%      10.51%     to       10.73%
 2011                           1.05%     to       1.25%      2.32%     to       3.28%      (6.44)%    to       (6.25)%
 2010                             --      to       1.25%      2.76%     to       3.04%      11.65%     to       13.05%
 2009                           1.05%     to       1.05%      1.01%     to       1.01%      67.27%     to       67.27%
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      1.05%     to       1.23%      11.96%     to       12.80%
 2011                           0.50%     to       1.25%      1.77%     to       1.79%      (8.48)%    to       (7.79)%
 2010                             --      to       1.25%      1.71%     to       2.71%      11.29%     to       12.69%
 2009                           0.50%     to       1.25%      1.25%     to       1.25%      67.30%     to       68.34%
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      1.14%     to       1.35%      12.86%     to       13.71%
 2011                           0.50%     to       1.25%      1.64%     to       2.41%      (9.21)%    to       (8.52)%
 2010                             --      to       1.25%      1.63%     to       2.29%      10.95%     to       12.35%
 2009                           1.05%     to       1.25%      0.66%     to       1.40%      67.21%     to       67.48%
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2012                             --      to       1.25%      7.07%     to       7.30%      17.13%     to       18.59%
 2011                             --      to       1.25%      0.11%     to       3.56%      (1.09)%    to        0.02%
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2012                           0.85%     to       0.85%      2.38%     to       2.38%       8.66%     to        8.66%
 2011                           0.85%     to       1.25%      2.72%     to       3.30%      (2.78)%    to       (2.39)%
 2010                             --      to       1.25%      2.92%     to       3.72%      10.63%     to       12.02%
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      2.02%     to       2.15%       9.76%     to       10.58%
 2011                           0.50%     to       1.25%      2.43%     to       2.78%      (5.24)%    to       (4.53)%
 2010                             --      to       1.25%      2.75%     to       4.33%      11.51%     to       12.92%
 2009                           0.50%     to       1.25%      4.87%     to       4.87%      62.94%     to       63.94%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2012                                  22,407          $19.23      to          $19.79            $435,014
 2011                                  19,645           17.26      to           17.63             341,272
 2010                                  37,287           18.67      to           19.10             707,312
 2009                                     292           16.76      to           16.87               4,883
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2012                                  11,974           19.02      to           19.57             230,431
 2011                                   9,269           16.94      to           17.14             158,558
 2010                                  13,229           18.59      to           19.02             249,160
 2009                                     558           16.72      to           16.75               9,328
AMERICAN FUNDS AMCAP FUND
 2012                                 238,733           11.25      to           12.22           2,714,777
 2011                                 218,548            9.75      to           10.72           2,152,054
 2010                                 113,996            9.57      to           10.86           1,134,724
 2009                                  69,561            8.47      to            9.68             633,691
 2008                                  19,531            7.06      to            7.14             134,491
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2012                                 498,178           11.61      to           12.80           6,033,123
 2011                                 512,405           10.25      to           11.39           5,474,747
 2010                                 446,905            9.95      to           11.14           4,754,833
 2009                                 343,427            8.88      to           10.02           3,347,088
 2008                                  60,110            7.39      to            8.40             493,795
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2012                               1,689,903           10.76      to           12.25          18,742,554
 2011                               1,624,171            9.65      to           11.13          16,316,397
 2010                               1,494,691            8.84      to           11.00          15,068,149
 2009                               1,188,894            8.16      to           10.25          11,215,101
 2008                                 603,331            6.84      to            8.67           4,659,979
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2012                               1,653,487           17.71      to           40.45          22,855,760
 2011                               1,415,514           15.08      to           34.52          16,678,275
 2010                               1,091,084           10.88      to           17.73          15,353,309
 2009                                 597,209           16.46      to           37.68           9,360,872
 2008                                 197,689           12.02      to           12.07           2,379,889
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2012                               1,229,459           10.58      to           12.23          13,501,671
 2011                               1,096,397            9.06      to           10.61          10,418,099
 2010                                 869,711            9.26      to           10.98           8,726,590
 2009                                 596,063            8.04      to            9.78           5,407,014
 2008                                 171,231            6.08      to            7.45           1,149,382
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2012                                 430,513           11.23      to           13.25           5,135,293
 2011                                 406,238            9.10      to           11.15           4,036,380
 2010                                 329,107            9.84      to           12.26           3,598,038
 2009                                 196,323            8.90      to           11.05           2,004,102
 2008                                  57,737            6.53      to            8.16             427,878

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      1.41%     to       1.75%      11.43%     to       12.27%
 2011                           0.50%     to       1.25%      1.86%     to       2.23%      (7.59)%    to       (6.89)%
 2010                             --      to       1.25%      2.17%     to       3.15%      11.39%     to       12.79%
 2009                           0.50%     to       1.25%      2.48%     to       2.48%      67.63%     to       68.67%
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2012                           0.50%     to       1.25%      1.01%     to       1.38%      12.26%     to       13.10%
 2011                           0.85%     to       1.25%      1.34%     to       2.59%      (8.86)%    to       (8.50)%
 2010                             --      to       1.25%      0.54%     to       1.67%      11.17%     to       12.57%
 2009                           1.05%     to       1.25%      0.45%     to       0.45%      67.23%     to       67.51%
AMERICAN FUNDS AMCAP FUND
 2012                             --      to       1.25%      0.16%     to       0.16%      13.95%     to       15.39%
 2011                             --      to       1.25%        --      to       0.10%      (1.24)%    to          --
 2010                           0.50%     to       1.25%      0.19%     to       0.20%      12.19%     to       13.04%
 2009                           0.50%     to       1.25%      0.79%     to       0.79%      37.04%     to       38.07%
 2008                           0.85%     to       1.25%        --      to         --      (38.60)%    to      (38.36)%
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2012                           0.50%     to       1.25%      1.62%     to       1.66%      12.42%     to       13.26%
 2011                           0.50%     to       1.25%      1.85%     to       1.87%       2.21%     to        2.98%
 2010                           0.50%     to       1.25%      1.83%     to       1.85%      11.25%     to       12.08%
 2009                           0.50%     to       1.25%      2.44%     to       2.51%      19.23%     to       20.13%
 2008                           0.50%     to       1.25%      3.49%     to       9.29%     (26.86)%    to      (26.31)%
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2012                             --      to       1.25%      3.85%     to       3.92%      10.04%     to       11.42%
 2011                             --      to       1.25%      1.55%     to       3.77%       1.19%     to        2.46%
 2010                           0.35%     to       1.25%      4.23%     to       4.23%       6.95%     to        7.92%
 2009                           0.35%     to       1.25%      3.84%     to       4.04%      18.29%     to       19.36%
 2008                           0.35%     to       1.25%      4.52%     to       4.70%     (31.27)%    to      (30.65)%
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2012                             --      to       1.25%      1.57%     to       1.98%      17.18%     to       17.41%
 2011                             --      to       1.25%      1.31%     to       2.24%     (14.93)%    to      (13.61)%
 2010                             --      to       1.25%      1.29%     to       1.91%       7.72%     to        9.39%
 2009                             --      to       1.25%      0.82%     to       2.36%      36.72%     to       36.99%
 2008                             --      to       1.25%      2.21%     to       2.51%     (41.45)%    to      (40.71)%
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2012                             --      to       1.25%      1.34%     to       1.60%      15.33%     to       16.78%
 2011                             --      to       1.25%      1.32%     to       1.37%      (3.43)%    to       (2.22)%
 2010                             --      to       1.25%      0.51%     to       1.43%      12.28%     to       13.69%
 2009                           0.50%     to       1.25%      1.41%     to       1.44%      31.28%     to       32.26%
 2008                           0.50%     to       1.25%      1.38%     to       3.51%     (40.64)%    to      (40.20)%
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2012                             --      to       1.25%      0.86%     to       0.86%      18.90%     to       20.40%
 2011                           0.15%     to       1.25%      0.75%     to       0.75%      (9.08)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.83%     to       0.98%      10.96%     to       11.96%
 2009                           0.50%     to       1.25%      1.42%     to       1.70%      35.38%     to       36.40%
 2008                           0.50%     to       1.25%      4.37%     to       4.58%     (38.83)%    to      (38.37)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2012                                 512,086          $11.74      to          $11.94          $6,090,560
 2011                                 504,468           11.17      to           11.45           5,728,093
 2010                                 512,276           10.56      to           10.92           5,545,072
 2009                                 417,467            9.90      to           10.34           4,271,021
 2008                                 155,461            8.68      to            9.14           1,397,237
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2012                               2,292,916           13.45      to           33.89          31,059,167
 2011                               3,425,752           11.33      to           28.33          37,929,477
 2010                               3,040,581           12.10      to           29.98          36,030,909
 2009                               1,958,359           10.94      to           26.93          22,317,015
 2008                                 758,897            8.26      to            9.22           6,920,327
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2012                                 912,564           11.01      to           12.49          10,363,025
 2011                                 847,808            9.90      to           11.33           8,717,190
 2010                                 590,884            9.44      to           10.91           6,005,063
 2009                                 451,379            8.49      to            9.90           4,245,012
 2008                                 175,014            6.87      to            8.08           1,307,106
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2012                                 690,557           10.07      to           11.20           7,291,355
 2011                                 637,270            8.71      to            9.84           5,874,147
 2010                                 583,317            8.93      to           10.18           5,575,611
 2009                                 396,689            8.11      to            9.33           3,518,816
 2008                                 136,482            6.42      to            7.46             974,983
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2012                                 103,114           11.34      to           13.24           1,213,178
 2011                                 105,207            9.17      to           10.85           1,002,580
 2010                                  99,387            9.74      to           11.68           1,008,162
 2009                                  77,034            8.65      to           10.46             708,584
 2008                                  51,433            6.00      to            7.32             320,053
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2012                                 282,500           10.19      to           11.58           3,064,560
 2011                                 277,166            9.09      to           10.46           2,689,922
 2010                                 240,476            8.53      to            9.93           2,243,013
 2009                                 169,256            7.45      to            8.90           1,456,534
 2008                                  49,995            7.60      to            7.72             380,051
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2012                                 372,401           10.73      to           12.18           4,046,968
 2011                                 289,135            9.59      to           11.02           2,860,211
 2010                                 153,816           10.06      to           10.68           1,509,659
 2009                                  69,819            8.08      to            9.65             648,186
 2008                                  11,647            6.52      to            7.84              91,290
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2012                               1,487,510           15.40      to           54.51          20,976,896
 2011                               1,346,694           13.13      to           45.90          16,166,375
 2010                               1,114,223           14.43      to           35.54          14,314,542
 2009                                 661,999           13.57      to           46.26           8,696,252
 2008                                 376,191           10.44      to           35.16           3,928,160

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2012                           0.35%     to       1.25%      2.25%     to       2.27%       4.24%     to        5.18%
 2011                           0.35%     to       1.25%      3.06%     to       3.07%       4.84%     to        5.78%
 2010                           0.35%     to       1.25%      3.45%     to       3.46%       5.62%     to        6.57%
 2009                           0.35%     to       1.25%      4.05%     to       4.26%      13.14%     to       14.16%
 2008                           0.35%     to       1.25%      6.00%     to       6.11%     (13.64)%    to      (12.86)%
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2012                             --      to       1.25%      0.51%     to       0.61%      18.70%     to       19.63%
 2011                             --      to       1.25%      0.35%     to       0.73%      (6.32)%    to       (4.87)%
 2010                             --      to       1.25%      0.62%     to       0.63%      10.57%     to       11.33%
 2009                             --      to       1.25%      0.68%     to       0.90%      32.46%     to       33.32%
 2008                             --      to       1.25%      0.79%     to      11.31%     (39.99)%    to      (39.24)%
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2012                           0.35%     to       1.25%      3.48%     to       3.54%      10.20%     to       11.19%
 2011                           0.35%     to       1.25%      3.82%     to       3.86%       3.89%     to        4.83%
 2010                           0.35%     to       1.25%      4.39%     to       4.53%      10.21%     to       11.21%
 2009                           0.35%     to       1.25%      4.60%     to       4.79%      22.47%     to       23.58%
 2008                           0.35%     to       1.25%      4.61%     to       4.82%     (30.15)%    to      (29.52)%
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2012                             --      to       1.25%      2.10%     to       2.12%      13.76%     to       15.19%
 2011                           0.35%     to       1.25%      1.73%     to       1.76%      (3.33)%    to       (2.45)%
 2010                           0.35%     to       1.25%      1.87%     to       2.04%       9.08%     to       10.07%
 2009                           0.35%     to       1.25%      2.18%     to       2.19%      25.14%     to       26.28%
 2008                           0.35%     to       1.25%      2.33%     to       2.60%     (35.75)%    to      (35.17)%
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2012                             --      to       1.25%      0.32%     to       0.32%      22.05%     to       23.59%
 2011                             --      to       1.25%      0.12%     to       0.19%      (7.11)%    to       (5.94)%
 2010                           0.35%     to       1.25%      0.49%     to       0.53%      11.62%     to       12.62%
 2009                           0.35%     to       1.25%      0.46%     to       0.59%      42.94%     to       44.23%
 2008                           0.35%     to       1.25%      0.72%     to       2.02%     (42.75)%    to      (42.23)%
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2012                             --      to       1.25%      2.04%     to       2.08%      10.70%     to       12.09%
 2011                             --      to       1.25%      2.08%     to       2.10%       5.35%     to        6.68%
 2010                             --      to       1.25%      1.61%     to       2.36%      11.56%     to       12.96%
 2009                           0.50%     to       1.25%      3.17%     to       3.88%      17.15%     to       18.03%
 2008                           0.65%     to       1.25%      2.55%     to       2.96%     (34.16)%    to      (33.76)%
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2012                             --      to       1.25%      2.15%     to       2.31%      10.51%     to       11.90%
 2011                             --      to       1.25%      0.72%     to       2.30%       3.15%     to        4.44%
 2010                           0.35%     to       1.25%      1.98%     to       2.56%      10.43%     to       11.43%
 2009                           0.50%     to       1.25%      2.92%     to       2.92%      23.05%     to       23.97%
 2008                           0.50%     to       1.25%      2.71%     to       6.69%     (31.17)%    to      (30.65)%
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2012                             --      to       1.25%      2.58%     to       2.92%      17.30%     to       18.77%
 2011                             --      to       1.25%      2.48%     to       3.58%      (8.98)%    to       (7.55)%
 2010                             --      to       1.25%      2.65%     to       2.66%       4.81%     to        6.07%
 2009                             --      to       1.25%      1.91%     to       2.50%      29.94%     to       31.57%
 2008                             --      to       1.25%      2.90%     to       3.27%     (39.36)%    to      (38.60)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2012                                  54,847           $9.77      to          $12.66            $634,093
 2011                                  59,164            8.08      to           10.54             546,675
 2010                                  71,623            9.51      to           12.50             754,487
 2009                                  55,743            7.67      to           10.17             493,119
 2008                                  29,865            5.04      to            6.72             163,587
ARIEL APPRECIATION FUND
 2012                                   7,460           12.72      to           41.02             104,950
 2011                                   8,062           10.79      to           38.70             100,930
 2010                                  11,936           11.80      to           42.39             156,423
 2009                                   8,966            9.99      to           35.45             101,839
 2008                                   4,044            6.29      to           21.78              29,563
ARIEL FUND
 2012                                  10,686           11.02      to           51.21             125,981
 2011                                   8,048            9.27      to           42.97              80,769
 2010                                  12,368           10.59      to           48.57             138,494
 2009                                   4,473            8.51      to           38.56              42,699
 2008                                   1,400            5.27      to           23.60               8,365
ARTISAN MID CAP VALUE FUND
 2012                                 129,993           14.62      to           31.09           3,413,763
 2011                                 129,328           13.29      to           27.91           2,840,476
 2010                                 108,837           12.64      to           20.08           2,188,480
 2009                                  54,493           11.19      to           17.98             701,964
 2008                                  62,490            8.14      to           12.96             583,883
AVE MARIA OPPORTUNITY FUND
 2012                                   1,857           11.96      to           12.03              22,332
 2011                                     891           11.67      to           11.71              10,416
 2010                                      13           11.66      to           11.66                 150
AVE MARIA RISING DIVIDEND
 FUND
 2012                                  44,891           13.19      to           13.67             603,463
 2011                                  49,795           11.73      to           12.00             593,844
 2010                                   1,184           11.44      to           11.44              13,546
AVE MARIA GROWTH FUND
 2012                                   8,346           14.01      to           14.52             117,285
 2011                                   5,397           12.37      to           12.66              66,894
 2010                                     814           12.46      to           12.48              10,159
LIFEPATH 2020 PORTFOLIO
 2012                               1,375,538           12.66      to           19.20          20,040,261
 2011                               1,163,857           11.55      to           17.29          15,271,201
 2010                                 926,374           11.12      to           15.92          11,965,477
 2009                                 736,667           10.18      to           15.37           7,002,102
 2008                                 286,781            8.42      to           12.32           2,329,883
LIFEPATH 2030 PORTFOLIO
 2012                               1,435,591           12.32      to           19.59          18,200,764
 2011                               1,113,127           11.03      to           17.32          12,734,908
 2010                                 901,331           10.77      to           14.63          10,301,755
 2009                                 638,521            9.78      to           15.59           5,866,706
 2008                                 317,491            7.89      to           10.92           2,443,184

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2012                           0.50%     to       1.25%      1.21%     to       1.37%      20.08%     to       20.98%
 2011                           0.50%     to       1.25%        --      to         --      (15.67)%    to      (15.04)%
 2010                           0.50%     to       1.25%      1.25%     to       1.35%      22.98%     to       23.90%
 2009                           0.50%     to       1.25%      0.61%     to       0.77%      51.20%     to       52.34%
 2008                           0.50%     to       1.25%        --      to         --      (50.21)%    to      (49.83)%
ARIEL APPRECIATION FUND
 2012                             --      to       1.25%      0.48%     to       0.95%       5.99%     to       17.87%
 2011                             --      to       1.25%      0.13%     to       0.38%      (8.70)%    to       (8.50)%
 2010                             --      to       1.25%      0.04%     to       0.13%      18.13%     to       19.58%
 2009                             --      to       1.25%      0.18%     to       0.96%      60.94%     to       62.76%
 2008                             --      to       0.85%      0.63%     to       0.93%     (49.42)%    to      (41.24)%
ARIEL FUND
 2012                             --      to       1.25%      1.01%     to       1.21%      18.83%     to       19.18%
 2011                             --      to       1.25%      0.17%     to       0.20%     (12.44)%    to      (11.53)%
 2010                             --      to       1.25%      0.01%     to       0.02%      24.41%     to       25.96%
 2009                             --      to       1.25%      0.04%     to       0.07%      61.39%     to       63.39%
 2008                             --      to       1.25%      0.76%     to       1.41%     (49.13)%    to      (48.89)%
ARTISAN MID CAP VALUE FUND
 2012                             --      to       1.25%      0.28%     to       0.65%      10.01%     to       11.39%
 2011                             --      to       1.25%      0.68%     to       1.05%       5.10%     to        6.42%
 2010                             --      to       1.25%      0.80%     to       0.95%      11.68%     to       12.95%
 2009                             --      to       1.25%      0.47%     to       0.48%      37.52%     to       38.74%
 2008                             --      to       1.25%      0.18%     to       0.19%     (28.47)%    to      (28.40)%
AVE MARIA OPPORTUNITY FUND
 2012                           1.05%     to       1.25%      0.11%     to       0.28%       2.53%     to        2.74%
 2011                           1.05%     to       1.25%        --      to         --        0.03%     to        0.23%
 2010                           1.25%     to       1.25%      0.10%     to       0.10%       9.30%     to        9.30%
AVE MARIA RISING DIVIDEND
 FUND
 2012                             --      to       1.25%      1.61%     to       1.84%      12.48%     to       13.89%
 2011                             --      to       1.25%      0.43%     to       1.63%       3.33%     to        4.63%
 2010                           0.35%     to       0.35%      0.44%     to       0.44%       5.88%     to        5.88%
AVE MARIA GROWTH FUND
 2012                             --      to       1.25%        --      to         --       13.28%     to       14.71%
 2011                             --      to       1.25%        --      to         --       (0.71)%    to        0.53%
 2010                           1.05%     to       1.25%        --      to         --       10.04%     to       10.19%
LIFEPATH 2020 PORTFOLIO
 2012                             --      to       1.25%      1.70%     to       1.85%       9.62%     to       10.99%
 2011                             --      to       1.25%      1.96%     to      17.03%         --      to        1.47%
 2010                             --      to       1.25%      1.75%     to       2.12%       8.89%     to        9.19%
 2009                             --      to       1.25%      3.33%     to       6.79%      20.90%     to       22.71%
 2008                             --      to       1.25%      1.79%     to       2.06%     (27.44)%    to      (26.50)%
LIFEPATH 2030 PORTFOLIO
 2012                             --      to       1.25%      1.72%     to       1.93%      11.69%     to       13.09%
 2011                             --      to       1.25%      1.74%     to       1.95%      (2.10)%    to       (0.63)%
 2010                             --      to       1.25%      1.62%     to       1.80%       9.92%     to       10.15%
 2009                             --      to       1.25%      2.97%     to       4.91%      23.95%     to       25.77%
 2008                             --      to       1.25%      1.61%     to       1.69%     (32.55)%    to      (32.05)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO
 2012                               1,264,438          $11.97      to          $19.81         $15,311,869
 2011                               1,011,424           10.56      to           17.26          10,832,836
 2010                                 775,430           10.47      to           17.78           8,620,115
 2009                                 569,484            9.43      to           15.69           5,085,773
 2008                                 299,527            7.47      to           12.88           2,162,884
LIFEPATH RETIREMENT PORTFOLIO
 2012                                 387,441           13.15      to           17.72           5,478,537
 2011                                 403,301           12.26      to           16.32           5,235,451
 2010                                 357,177           11.55      to           11.71           4,466,142
 2009                                 294,658           10.80      to           10.87           3,072,743
 2008                                  14,373            9.33      to            9.42             135,153
LIFEPATH 2050 PORTFOLIO
 2012                                  82,225           12.43      to           12.88           1,032,368
 2011                                  24,182           10.87      to           11.13             263,697
 2010                                   4,227           11.26      to           11.48              48,072
BLACKROCK LIFEPATH 2025 FUND
 2012                                     473           10.82      to           10.87               5,135
BLACKROCK LIFEPATH 2035 FUND
 2012                                      85           10.95      to           10.99                 941
BLACKROCK LIFEPATH 2045 FUND
 2012                                       1           11.07      to           11.07                  10
BARON SMALL CAP FUND
 2012                                 102,446           13.52      to           26.22           1,774,327
 2011                                  85,980           11.61      to           22.93           1,262,766
 2010                                  64,128           11.94      to           23.78             954,885
 2009                                   5,498            9.79      to           19.26              61,215
 2008                                   5,673            7.33      to            9.00              51,719
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO
 2012                                  27,202           10.52      to           10.66             288,646
 2011                                  24,462           10.39      to           10.44             254,989
BLACKROCK EQUITY DIVIDEND
 FUND
 2012                                 135,065           20.15      to           21.14           2,792,567
 2011                                  76,200           18.23      to           18.89           1,412,801
 2010                                  30,772           17.48      to           17.72             542,873
 2009                                   6,390           15.68      to           15.77             100,636
BLACKROCK CAPITAL
 APPRECIATION FUND
 2012                                  72,577           18.76      to           19.57           1,413,532
 2011                                  33,337           16.68      to           17.20             572,474
 2010                                       3           18.58      to           18.58                  51
BLACKROCK FLEXIBLE EQUITY
 FUND+
 2012                                   3,135           21.05      to           21.54              66,556
 2011                                   4,073           19.21      to           19.54              78,834
 2010                                   2,874           20.60      to           20.79              59,459
 2009                                      10           17.30      to           17.30                 174

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO
 2012                             --      to       1.25%      1.87%     to       2.02%      13.30%     to       14.73%
 2011                             --      to       1.25%      1.66%     to      10.65%      (3.86)%    to       (2.38)%
 2010                             --      to       1.25%      1.57%     to       1.75%      10.85%     to       11.01%
 2009                             --      to       1.25%      2.75%     to       5.21%      26.26%     to       28.08%
 2008                             --      to       1.25%      1.44%     to       1.60%     (36.61)%    to      (36.37)%
LIFEPATH RETIREMENT PORTFOLIO
 2012                             --      to       1.25%      1.70%     to       1.80%       7.26%     to        8.61%
 2011                             --      to       1.25%      2.24%     to       2.31%       2.31%     to        3.96%
 2010                             --      to       1.25%      1.93%     to       2.14%       6.94%     to        7.77%
 2009                             --      to       1.25%      3.49%     to       3.51%      14.65%     to       16.50%
 2008                             --      to       1.25%      3.06%     to       3.18%     (17.80)%    to      (16.29)%
LIFEPATH 2050 PORTFOLIO
 2012                             --      to       1.25%      1.94%     to       2.24%      14.36%     to       15.80%
 2011                             --      to       1.25%      1.89%     to       1.98%      (5.25)%    to       (3.83)%
 2010                             --      to       1.25%      0.88%     to       2.16%       6.19%     to       13.49%
BLACKROCK LIFEPATH 2025 FUND
 2012                           0.85%     to       1.25%      0.88%     to       1.73%       8.24%     to        8.66%
BLACKROCK LIFEPATH 2035 FUND
 2012                           0.85%     to       1.25%      0.76%     to       0.93%       9.52%     to        9.94%
BLACKROCK LIFEPATH 2045 FUND
 2012                           1.25%     to       1.25%      0.81%     to       0.81%      10.70%     to       10.70%
BARON SMALL CAP FUND
 2012                             --      to       1.25%        --      to         --       14.35%     to       18.32%
 2011                             --      to       1.25%        --      to         --       (2.81)%    to       (1.58)%
 2010                             --      to       1.25%        --      to         --       21.94%     to       23.47%
 2009                             --      to       1.25%        --      to         --       33.58%     to       35.25%
 2008                             --      to       1.25%        --      to         --      (40.99)%    to      (40.24)%
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO
 2012                           0.35%     to       1.25%      1.42%     to       1.42%       1.19%     to        2.11%
 2011                           0.35%     to       1.25%      0.80%     to       0.80%       3.94%     to        4.41%
BLACKROCK EQUITY DIVIDEND
 FUND
 2012                             --      to       1.25%      2.23%     to       2.32%      10.53%     to       11.92%
 2011                             --      to       1.25%      0.37%     to       2.14%       4.29%     to        5.60%
 2010                           0.50%     to       1.25%      2.25%     to       2.96%      11.52%     to       12.35%
 2009                           0.50%     to       1.25%      2.35%     to       2.46%      56.77%     to       57.74%
BLACKROCK CAPITAL
 APPRECIATION FUND
 2012                           0.15%     to       1.25%      0.20%     to       0.27%      12.51%     to       13.76%
 2011                           0.15%     to       1.25%        --      to         --      (10.26)%    to       (9.27)%
 2010                           1.25%     to       1.25%        --      to         --       17.82%     to       17.82%
BLACKROCK FLEXIBLE EQUITY
 FUND+
 2012                           0.65%     to       1.25%      1.22%     to       1.27%       9.56%     to       10.22%
 2011                           0.65%     to       1.25%      0.59%     to       0.92%      (6.74)%    to       (6.18)%
 2010                           0.75%     to       1.25%      0.81%     to       2.27%      19.10%     to       19.69%
 2009                           1.25%     to       1.25%      0.38%     to       0.38%      72.97%     to       72.97%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED
 PORTFOLIO
 2012                                  38,069          $11.40      to          $11.40            $434,078
 2011                                  38,073           10.39      to           10.39             395,595
 2010                                  36,437           10.01      to           10.01             364,613
 2009                                  36,373            8.99      to            8.99             326,973
 2008                                  37,708            7.23      to            7.27             272,445
CALVERT EQUITY PORTFOLIO
 2012                                 287,763           12.61      to           38.44           4,058,581
 2011                                 254,367           11.06      to           33.33           3,018,997
 2010                                 201,439           11.45      to           35.79           2,422,847
 2009                                 134,920            9.89      to           30.53           1,434,383
 2008                                  19,852            7.51      to           22.91             161,699
CALVERT BOND PORTFOLIO
 2012                                 176,996           12.99      to           13.07           2,309,668
 2011                                 149,457           12.18      to           12.21           1,820,395
 2010                                 125,142           11.58      to           11.71           1,460,811
 2009                                  75,122           10.94      to           11.17             836,800
 2008                                  12,586            9.90      to           10.20             126,786
CALVERT INCOME FUND
 2012                                  77,771           11.59      to           12.00             911,409
 2011                                  99,830           10.80      to           11.11           1,091,056
 2010                                  83,070           10.66      to           10.88             891,878
 2009                                  50,604           10.14      to           10.27             514,892
 2008                                   1,989            8.82      to            8.85              17,542
COLUMBIA CONTRARIAN CORE FUND
 2012                                  24,330           22.19      to           23.28             550,941
 2011                                  20,759           18.99      to           19.67             401,141
 2010                                   7,059           19.46      to           19.64             138,604
 2009                                   5,681           17.00      to           17.07              96,959
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2012                                   3,918           18.80      to           18.80              73,673
 2011                                   1,922           17.03      to           17.03              32,731
 2010                                     405           19.68      to           19.68               7,970
 2009                                     248           17.04      to           17.04               4,223
COLUMBIA SMALL CAP VALUE I
 FUND
 2012                                   3,007           22.58      to           23.01              68,582
 2011                                   3,286           20.58      to           20.87              68,216
 2010                                   3,026           22.22      to           22.43              67,626
 2009                                     961           17.90      to           17.97              17,268
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2012                                   1,145           10.83      to           11.27              12,753
 2011                                   2,291            9.31      to            9.62              20,837
 2010                                   2,242           11.21      to           11.42              25,308
 2009                                   2,281            9.98      to           10.12              22,872
 2008                                   5,145            7.32      to            7.40              37,914

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED
 PORTFOLIO
 2012                           0.70%     to       0.70%      1.25%     to       1.25%       9.74%     to        9.74%
 2011                           0.70%     to       0.70%      1.33%     to       1.33%       3.84%     to        3.84%
 2010                           0.70%     to       0.70%      1.47%     to       1.47%      11.32%     to       11.32%
 2009                           0.70%     to       0.70%      2.23%     to       2.23%      24.42%     to       24.42%
 2008                           0.45%     to       0.70%      4.68%     to       5.51%     (31.80)%    to      (29.40)%
CALVERT EQUITY PORTFOLIO
 2012                             --      to       1.25%      0.02%     to       0.05%      14.08%     to       15.33%
 2011                             --      to       1.25%        --      to         --       (6.87)%    to       (3.45)%
 2010                             --      to       1.25%        --      to         --       15.77%     to       17.23%
 2009                             --      to       1.25%      0.14%     to       0.23%      31.76%     to       33.26%
 2008                             --      to       1.25%        --      to         --      (40.66)%    to      (36.33)%
CALVERT BOND PORTFOLIO
 2012                             --      to       1.25%      2.25%     to       2.43%       6.33%     to        7.29%
 2011                           0.35%     to       1.25%      2.80%     to       2.82%       4.29%     to        5.23%
 2010                           0.35%     to       1.25%      2.47%     to       2.49%       4.85%     to        5.80%
 2009                           0.35%     to       1.25%      3.03%     to       3.12%       9.49%     to       10.48%
 2008                           0.35%     to       1.25%      4.26%     to       4.26%      (6.21)%    to       (5.37)%
CALVERT INCOME FUND
 2012                           0.50%     to       1.25%      3.12%     to       3.23%       7.28%     to        8.08%
 2011                           0.50%     to       1.25%      3.33%     to       3.40%       1.36%     to        2.12%
 2010                           0.50%     to       1.25%      3.34%     to       3.36%       5.12%     to        5.91%
 2009                           0.50%     to       1.25%      3.64%     to       3.70%      14.97%     to       15.84%
 2008                           0.75%     to       1.25%      4.40%     to       4.72%     (11.80)%    to      (11.51)%
COLUMBIA CONTRARIAN CORE FUND
 2012                             --      to       1.25%      0.50%     to       1.27%      16.86%     to       18.33%
 2011                             --      to       1.25%      0.53%     to       0.63%      (2.41)%    to       (1.19)%
 2010                           0.75%     to       1.25%      0.28%     to       0.42%      14.47%     to       15.04%
 2009                           0.75%     to       1.25%      0.40%     to       2.40%      69.99%     to       70.69%
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2012                           1.25%     to       1.25%      0.03%     to       0.03%      10.39%     to       10.39%
 2011                           1.25%     to       1.25%        --      to         --      (13.45)%    to      (13.45)%
 2010                           1.25%     to       1.25%        --      to         --       15.50%     to       15.50%
 2009                           1.25%     to       1.25%        --      to         --       70.39%     to       70.39%
COLUMBIA SMALL CAP VALUE I
 FUND
 2012                           0.75%     to       1.25%      0.54%     to       0.61%       9.73%     to       10.28%
 2011                           0.75%     to       1.25%      0.40%     to       0.41%      (7.40)%    to       (6.94)%
 2010                           0.75%     to       1.25%      1.25%     to       2.93%      24.16%     to       24.78%
 2009                           0.75%     to       1.25%      1.50%     to       2.47%      78.98%     to       79.71%
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2012                           0.65%     to       1.25%        --      to         --       16.38%     to       17.08%
 2011                           0.65%     to       1.25%        --      to         --      (16.98)%    to      (16.48)%
 2010                           0.85%     to       1.25%      1.62%     to       1.63%      12.33%     to       12.78%
 2009                           0.85%     to       1.25%      1.55%     to       2.47%      36.26%     to       36.81%
 2008                           0.85%     to       1.25%        --      to         --      (51.40)%    to      (51.20)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
 2012                                  96,134           $9.28      to           $9.67            $907,065
 2011                                  78,679            8.06      to            8.35             644,478
 2010                                  81,099            8.53      to            8.76             697,234
 2009                                  56,508            7.03      to            7.16             399,189
 2008                                   2,041            5.38      to            5.44              10,982
COLUMBIA ACORN FUND
 2012                                  83,576           24.20      to           25.39           2,092,546
 2011                                  55,103           20.84      to           21.58           1,175,371
 2010                                  45,249           22.19      to           22.70           1,020,890
 2009                                     832           17.89      to           17.89              14,875
COLUMBIA MARSICO GROWTH VS
 FUND
 2012                                  56,822            9.64      to           11.81             635,882
 2011                                  55,899            8.62      to           10.65             552,489
 2010                                  41,425            8.80      to           10.98             423,520
 2009                                  40,462            7.40      to            9.31             357,723
 2008                                  23,414            5.75      to            7.30             163,685
CRM MID CAP VALUE FUND
 2012                                  13,516           13.08      to           14.00             187,450
 2011                                  14,220           11.26      to           11.95             168,015
 2010                                  16,210           12.27      to           12.91             207,440
 2009                                  18,943           10.48      to           10.93             205,603
 2008                                  17,922            8.27      to            8.54             152,221
COLUMBIA SMALL CAP CORE FUND
 2012                                  21,756           13.40      to           13.88             297,135
 2011                                  23,314           12.00      to           12.28             283,597
 2010                                  19,428           12.54      to           12.62             245,159
DAVIS FINANCIAL FUND
 2012                                  11,185            8.32      to           10.00             104,792
 2011                                   8,523            7.08      to            8.57              70,664
 2010                                   6,273            7.82      to            9.54              57,150
 2009                                   4,172            7.06      to            8.68              35,520
 2008                                   2,214            4.86      to            6.02              13,087
DAVIS NEW YORK VENTURE FUND
 2012                                 400,399           13.82      to           39.12           5,536,362
 2011                                 421,623           12.41      to           34.71           5,177,625
 2010                                 416,853           13.20      to           36.45           5,183,677
 2009                                 379,280           11.92      to           30.98           5,424,698
 2008                                 202,467            9.14      to           24.62           1,896,619
DAVIS OPPORTUNITY FUND
 2012                                  12,429            8.93      to           10.00             123,502
 2011                                  13,568            8.00      to            9.02             119,263
 2010                                  25,990            8.34      to            9.48             246,989
 2009                                  20,107            7.36      to            8.43             169,160
 2008                                  13,268            5.11      to            5.89              78,115
DELAWARE DIVERSIFIED INCOME
 FUND
 2012                                     774           10.52      to           10.57               8,150
DELAWARE EXTENDED DURATION
 BOND FUND
 2012                                       6           11.51      to           11.51                  68

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
 2012                           0.50%     to       1.25%      0.75%     to       0.76%      15.04%     to       15.91%
 2011                           0.50%     to       1.25%      0.47%     to       0.66%      (5.47)%    to       (4.76)%
 2010                           0.50%     to       1.25%      1.25%     to       1.27%      21.41%     to       22.32%
 2009                           0.50%     to       1.25%      0.99%     to       1.00%      30.61%     to       31.59%
 2008                           0.50%     to       1.25%      3.60%     to       5.20%     (42.50)%    to      (42.07)%
COLUMBIA ACORN FUND
 2012                             --      to       1.25%      0.23%     to       0.25%      16.16%     to       17.62%
 2011                             --      to       1.25%      0.05%     to       0.06%      (6.09)%    to       (4.91)%
 2010                             --      to       1.25%      0.07%     to       0.07%      24.05%     to       25.61%
 2009                           1.25%     to       1.25%        --      to         --       78.86%     to       78.86%
COLUMBIA MARSICO GROWTH VS
 FUND
 2012                           0.35%     to       1.25%      0.24%     to       0.29%      10.90%     to       11.90%
 2011                           0.35%     to       1.25%        --      to         --       (2.99)%    to       (2.11)%
 2010                           0.35%     to       1.25%        --      to         --       17.95%     to       19.02%
 2009                           0.35%     to       1.25%      0.60%     to       0.61%      27.47%     to       28.63%
 2008                           0.35%     to       1.25%      0.04%     to       0.04%     (42.75)%    to      (42.24)%
CRM MID CAP VALUE FUND
 2012                           0.35%     to       1.25%      0.87%     to       1.07%      16.15%     to       17.20%
 2011                           0.35%     to       1.25%      0.48%     to       0.51%      (8.28)%    to       (7.45)%
 2010                           0.35%     to       1.25%      0.35%     to       0.36%      17.10%     to       18.16%
 2009                           0.35%     to       1.25%      0.33%     to       0.34%      26.81%     to       27.96%
 2008                           0.35%     to       1.25%      0.97%     to       1.13%     (35.97)%    to      (35.39)%
COLUMBIA SMALL CAP CORE FUND
 2012                             --      to       1.25%      0.29%     to       0.58%      11.63%     to       13.03%
 2011                             --      to       1.25%        --      to         --       (4.30)%    to       (3.09)%
 2010                           0.50%     to       1.25%        --      to         --        9.05%     to        9.59%
DAVIS FINANCIAL FUND
 2012                           0.50%     to       1.25%      0.97%     to       1.41%      16.68%     to       17.56%
 2011                           0.50%     to       1.25%      1.50%     to       1.87%     (10.16)%    to       (9.48)%
 2010                           0.50%     to       1.25%      0.75%     to       0.79%       9.87%     to       10.69%
 2009                           0.50%     to       1.25%      0.17%     to       0.20%      44.21%     to       45.29%
 2008                           0.50%     to       1.25%      1.29%     to       2.44%     (46.30)%    to      (45.89)%
DAVIS NEW YORK VENTURE FUND
 2012                             --      to       1.25%      1.36%     to       1.76%      11.33%     to       12.73%
 2011                             --      to       1.25%      0.57%     to       0.61%      (5.97)%    to       (4.78)%
 2010                             --      to       1.25%      0.13%     to       1.17%      10.72%     to       12.11%
 2009                             --      to       1.25%      0.78%     to       1.01%      30.42%     to       31.16%
 2008                             --      to       1.25%      1.29%     to       1.29%     (40.77)%    to      (40.03)%
DAVIS OPPORTUNITY FUND
 2012                           0.50%     to       1.25%      0.69%     to       1.48%      10.78%     to       11.62%
 2011                           0.50%     to       1.25%      1.55%     to       3.04%      (4.83)%    to       (4.11)%
 2010                           0.50%     to       1.25%      1.59%     to       1.64%      12.51%     to       13.36%
 2009                           0.50%     to       1.25%      0.58%     to       0.62%      43.01%     to       44.09%
 2008                           0.50%     to       1.25%      0.04%     to       0.15%     (45.40)%    to      (44.99)%
DELAWARE DIVERSIFIED INCOME
 FUND
 2012                           0.85%     to       1.25%      0.04%     to       0.12%       5.25%     to        5.65%
DELAWARE EXTENDED DURATION
 BOND FUND
 2012                           0.85%     to       0.85%      1.26%     to       1.26%      15.12%     to       15.12%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX
 FUND
 2012                                 452,028          $12.06      to          $12.78          $5,629,074
 2011                                 327,784           11.78      to           12.33           3,948,792
 2010                                 230,962           11.10      to           11.37           2,604,776
 2009                                  46,761           10.60      to           10.74             497,453
 2008                                     289           10.31      to           10.33               2,989
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2012                                   6,090           13.11      to           13.11              79,848
 2011                                     778           11.96      to           11.96               9,297
 2010                                      42           11.04      to           11.04                 460
 2009                                      28            9.64      to            9.64                 265
 2008                                      28            7.92      to            7.92                 218
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2012                                  10,595           10.97      to           10.97             116,212
 2011                                   6,917            9.32      to            9.32              64,439
 2010                                   2,090           10.65      to           10.65              22,250
DREYFUS MIDCAP INDEX FUND
 2012                                 212,945           14.20      to           43.63           3,303,917
 2011                                 174,455           12.27      to           37.22           2,156,707
 2010                                  89,611           12.71      to           27.88           1,137,042
 2009                                  56,257           10.21      to           22.60             586,414
 2008                                   3,326            7.54      to           16.69              34,282
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2012                                 105,794           13.54      to           31.75           1,614,945
 2011                                  90,075           11.82      to           27.36           1,127,638
 2010                                  61,276           11.87      to           20.42             764,469
 2009                                  30,602            9.53      to           16.63             292,502
 2008                                   2,701            7.71      to           13.39              24,045
DREYFUS SMALL CAP FUND
 2012                                   2,797            9.56      to           10.19              28,455
 2011                                     259            8.04      to            8.04               2,079
 2010                                     959            9.50      to           10.05               9,526
 2009                                     697            7.39      to            7.78               5,355
 2008                                     333            6.43      to            6.74               2,246
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2012                                     192           11.47      to           11.47               2,198
 2011                                     166            9.78      to            9.78               1,620
 2010                                     142           10.14      to           10.14               1,438
 2009                                       9            8.60      to            8.60                  73
 2008                                       9            6.73      to            6.73                  57
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2012                                  23,085           13.73      to           13.73             317,016
 2011                                  39,483           12.92      to           12.92             510,300
 2010                                  15,861           12.16      to           12.16             192,873
 2009                                  20,597           11.30      to           11.30             232,735
 2008                                  28,136            9.90      to            9.90             278,499

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX
 FUND
 2012                             --      to       1.25%      2.93%     to       2.94%       2.41%     to        3.70%
 2011                             --      to       1.25%      0.26%     to       3.24%       6.10%     to        7.43%
 2010                           0.35%     to       1.25%      2.61%     to       3.42%       4.68%     to        5.63%
 2009                           0.50%     to       1.25%      3.61%     to       3.64%       3.17%     to        3.95%
 2008                           0.50%     to       0.75%      2.61%     to       2.79%       3.12%     to        3.29%
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2012                           0.70%     to       0.70%      4.17%     to       4.17%       9.66%     to        9.66%
 2011                           0.70%     to       0.70%      0.23%     to       0.23%       8.25%     to        8.25%
 2010                           0.70%     to       0.70%        --      to         --       14.51%     to       14.51%
 2009                           0.70%     to       0.70%      2.58%     to       2.58%      21.70%     to       21.70%
 2008                           0.70%     to       0.70%        --      to         --      (30.04)%    to      (30.04)%
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2012                             --      to         --       3.18%     to       3.18%      17.74%     to       17.74%
 2011                             --      to         --       4.39%     to       4.39%     (12.51)%    to      (12.51)%
 2010                             --      to         --       3.70%     to       3.70%       7.31%     to        7.31%
DREYFUS MIDCAP INDEX FUND
 2012                             --      to       1.25%      1.29%     to       1.55%      15.75%     to       17.20%
 2011                             --      to       1.25%      0.77%     to       0.80%      (3.42)%    to       (2.20)%
 2010                             --      to       1.25%      0.90%     to       0.91%      23.36%     to       24.46%
 2009                             --      to       1.25%      1.27%     to       2.06%      35.34%     to       35.41%
 2008                             --      to       1.25%      1.28%     to       4.39%     (41.13)%    to      (37.24)%
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2012                             --      to       1.25%      1.58%     to       1.69%      14.58%     to       16.02%
 2011                             --      to       1.25%      0.60%     to       0.67%      (0.43)%    to        0.82%
 2010                             --      to       1.25%      0.86%     to       1.12%      22.79%     to       24.48%
 2009                             --      to       1.25%      0.92%     to       1.37%      23.66%     to       24.20%
 2008                             --      to       1.25%      1.23%     to      21.02%     (37.14)%    to      (31.63)%
DREYFUS SMALL CAP FUND
 2012                           0.85%     to       1.25%        --      to         --       18.95%     to       19.42%
 2011                           1.25%     to       1.25%        --      to         --      (15.45)%    to      (15.45)%
 2010                           0.85%     to       1.25%        --      to         --       28.69%     to       29.20%
 2009                           0.85%     to       1.25%      1.24%     to       1.57%      14.91%     to       15.37%
 2008                           0.85%     to       1.25%      1.33%     to       3.47%     (36.69)%    to      (36.44)%
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2012                           0.70%     to       0.70%      1.50%     to       1.50%      17.25%     to       17.25%
 2011                           0.70%     to       0.70%      1.30%     to       1.30%      (3.47)%    to       (3.47)%
 2010                           0.70%     to       0.70%      1.20%     to       1.20%      17.78%     to       17.78%
 2009                           0.70%     to       0.70%      1.25%     to       1.25%      27.81%     to       27.81%
 2008                           0.70%     to       0.70%      1.02%     to       1.02%     (40.83)%    to      (40.83)%
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2012                           0.70%     to       0.70%      3.06%     to       3.06%       6.25%     to        6.25%
 2011                           0.70%     to       0.70%      3.36%     to       3.36%       6.28%     to        6.28%
 2010                           0.70%     to       0.70%      3.79%     to       3.79%       7.62%     to        7.62%
 2009                           0.70%     to       0.70%      4.68%     to       4.68%      14.16%     to       14.16%
 2008                           0.70%     to       0.70%      1.10%     to       1.10%      (4.85)%    to       (4.85)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
 2012                                 549,672          $10.57      to          $11.21          $5,993,633
 2011                                 427,026            9.27      to            9.71           4,050,119
 2010                                 282,431            9.24      to            9.46           2,647,912
 2009                                 124,224            8.16      to            8.27           1,020,352
 2008                                     734            6.56      to            6.59               4,823
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2012                                 236,733           12.86      to           13.31           3,119,414
 2011                                 156,657           12.14      to           12.48           1,932,013
 2010                                 132,866           11.46      to           11.69           1,542,086
 2009                                 118,684           10.64      to           10.86           1,273,378
 2008                                 119,373            9.20      to            9.27           1,101,384
EATON VANCE LARGE-CAP VALUE
 FUND
 2012                                 830,918            9.33      to           11.13           7,884,453
 2011                                 863,220            8.06      to            9.73           7,062,052
 2010                                 726,068            8.44      to           10.31           6,262,392
 2009                                 404,311            7.67      to            9.49           3,233,084
 2008                                  69,967            6.55      to            8.21             505,971
EATON VANCE DIVIDEND BUILDER
 FUND
 2012                                 116,428            8.79      to           12.53           1,176,253
 2011                                 102,251            7.78      to           11.18             923,423
 2010                                  85,853            7.72      to           11.19             765,852
 2009                                  65,233            7.10      to           10.39             540,729
 2008                                  31,108            6.31      to            9.32             245,577
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2012                                  23,768           13.12      to           14.86             325,163
 2011                                  19,169           11.42      to           13.03             225,374
 2010                                  14,816           10.96      to           12.59             170,288
 2009                                  10,005            9.91      to           11.47             107,797
 2008                                   1,410           10.57      to           10.73              14,908
EATON VANCE INCOME FUND OF
 BOSTON
 2012                                 137,115           14.23      to           15.06           2,002,627
 2011                                  97,748           12.60      to           13.45           1,271,138
 2010                                  78,560           12.11      to           13.02             981,828
 2009                                  54,096           10.59      to           11.47             599,028
 2008                                  39,936            6.76      to            7.38             283,478
EATON VANCE BALANCED FUND
 2012                                   1,315           17.10      to           17.10              22,495
 2011                                   1,326           15.24      to           15.45              20,482
 2010                                   1,299           15.37      to           15.37              19,966
EATON VANCE ATLANTA CAPITAL
 SMID-CAP FUND
 2012                                     985           10.96      to           11.00              10,803
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2012                                  16,477           11.46      to           12.80             204,055
 2011                                  12,228           10.43      to           11.74             137,031
 2010                                   8,469           10.36      to           11.75              93,967
 2009                                  15,272           11.10      to           11.10             169,540
 2008                                   9,052            9.06      to            9.06              81,999

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
 2012                             --      to       1.25%      2.06%     to       2.39%      14.02%     to       15.45%
 2011                             --      to       1.25%      1.67%     to       1.89%       0.39%     to        1.65%
 2010                           0.35%     to       1.25%      1.49%     to       1.98%      13.14%     to       14.16%
 2009                           0.50%     to       1.25%      3.01%     to       3.92%      24.47%     to       25.41%
 2008                           0.50%     to       1.25%     23.18%     to      26.62%     (34.41)%    to      (34.08)%
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2012                           0.50%     to       1.25%      2.33%     to       2.33%       5.87%     to        6.66%
 2011                           0.50%     to       1.25%      2.85%     to       2.88%       5.98%     to        6.77%
 2010                           0.50%     to       1.25%      3.75%     to       3.78%       7.69%     to        8.50%
 2009                             --      to       1.25%      4.76%     to       4.78%      15.69%     to       17.14%
 2008                             --      to       1.25%      2.95%     to       3.22%      (7.56)%    to       (6.87)%
EATON VANCE LARGE-CAP VALUE
 FUND
 2012                             --      to       1.25%      1.71%     to       1.74%      14.33%     to       15.77%
 2011                             --      to       1.25%      1.54%     to       1.62%      (5.67)%    to       (4.48)%
 2010                             --      to       1.25%      1.12%     to       1.16%       8.68%     to       10.05%
 2009                             --      to       1.25%      1.45%     to       1.53%      15.56%     to       17.01%
 2008                             --      to       1.25%      1.67%     to      13.00%     (35.29)%    to      (34.47)%
EATON VANCE DIVIDEND BUILDER
 FUND
 2012                           0.35%     to       1.25%      2.23%     to       2.35%      12.09%     to       13.10%
 2011                           0.35%     to       1.25%      3.62%     to       3.63%      (0.13)%    to        0.77%
 2010                           0.35%     to       1.25%      3.81%     to       3.83%       7.66%     to        8.64%
 2009                           0.35%     to       1.25%      4.16%     to       4.17%      11.48%     to       12.49%
 2008                           0.35%     to       1.25%      2.37%     to       3.29%     (38.34)%    to      (36.58)%
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2012                           0.50%     to       1.25%      2.50%     to       2.52%      14.05%     to       14.91%
 2011                           0.50%     to       1.25%        --      to         --        3.45%     to        4.23%
 2010                           0.50%     to       1.25%        --      to         --        9.75%     to       10.58%
 2009                           0.50%     to       1.25%        --      to         --        8.53%     to        9.34%
 2008                           0.65%     to       1.25%        --      to         --       (8.39)%    to       (7.84)%
EATON VANCE INCOME FUND OF
 BOSTON
 2012                           0.50%     to       1.25%      6.73%     to       6.77%      12.03%     to       12.87%
 2011                           0.50%     to       1.25%      7.57%     to       7.58%       3.26%     to        4.04%
 2010                           0.50%     to       1.25%      8.66%     to       8.67%      13.51%     to       14.37%
 2009                           0.50%     to       1.25%     10.33%     to      10.38%      55.36%     to       56.53%
 2008                           0.50%     to       1.25%      9.19%     to       9.42%     (31.22)%    to      (30.70)%
EATON VANCE BALANCED FUND
 2012                           0.75%     to       0.75%      1.76%     to       1.76%      10.67%     to       10.67%
 2011                           0.75%     to       1.25%      0.41%     to       1.72%       0.06%     to        0.56%
 2010                           0.75%     to       0.75%      1.25%     to       1.25%       8.11%     to        8.11%
EATON VANCE ATLANTA CAPITAL
 SMID-CAP FUND
 2012                           0.85%     to       1.25%        --      to         --        9.62%     to       10.04%
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2012                           0.50%     to       1.25%      2.63%     to       3.23%       8.98%     to        9.80%
 2011                           0.50%     to       1.25%      2.01%     to       2.44%      (0.08)%    to        0.67%
 2010                           0.50%     to       1.25%      0.85%     to       1.63%       5.86%     to        6.66%
 2009                           1.25%     to       1.25%      3.41%     to       3.41%      22.55%     to       22.55%
 2008                           1.25%     to       1.25%     13.08%     to      13.08%     (23.28)%    to      (23.28)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2012                                  79,358          $22.48      to          $23.57          $1,806,264
 2011                                  44,415           20.23      to           20.96             905,639
 2010                                  18,947           23.87      to           24.19             454,636
 2009                                   1,078           19.77      to           19.86              21,319
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2012                                   1,911           17.51      to           17.78              33,627
 2011                                   1,663           16.27      to           16.46              27,172
 2010                                   1,318           14.18      to           14.28              18,749
 2009                                     548           13.93      to           13.98               7,657
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2012                                 338,999           12.76      to           16.69           4,519,976
 2011                                 250,403           10.80      to           14.31           2,827,478
 2010                                 237,198           10.91      to           14.64           2,705,446
 2009                                  58,294            9.70      to           13.06             658,822
 2008                                  39,693            6.52      to            8.87             295,050
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2012                                 104,192            9.09      to           11.98           1,071,775
 2011                                  98,630            7.85      to           10.44             882,642
 2010                                  91,684            8.54      to           11.46             898,717
 2009                                 137,735            7.32      to            9.72           1,096,679
 2008                                  61,600            4.83      to            6.50             322,035
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2012                                  16,408           10.58      to           11.04             176,716
 2011                                  15,186            9.53      to            9.87             146,725
 2010                                  11,560            9.94      to           10.21             115,907
 2009                                   6,794            8.01      to            8.17              54,773
 2008                                     545            5.64      to            5.71               3,115
NUVEEN MID CAP INDEX FUND
 2012                                 130,367           13.69      to           14.19           1,804,895
 2011                                  62,319           11.83      to           11.99             741,594
 2010                                  33,685           12.28      to           12.30             413,839
NUVEEN SMALL CAP INDEX FUND
 2012                                   8,442           10.38      to           10.63              89,194
 2011                                      18            9.08      to            9.08                 167
NUVEEN EQUITY INDEX FUND
 2012                                  32,494           13.03      to           13.50             427,703
 2011                                     649           11.44      to           11.55               7,475
 2010                                     184           11.43      to           11.43               2,099
NUVEEN MID CAP GROWTH
 OPPORTUNITIES FUND
 2012                                  25,368           13.93      to           14.44             363,071
 2011                                  15,615           12.28      to           12.57             195,945
 2010                                      50           12.82      to           12.82                 637
NUVEEN SMALL CAP SELECT FUND
 2012                                   3,583           13.23      to           13.46              47,793
 2011                                   1,113           11.96      to           11.96              13,311

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2012                             --      to       1.25%      0.35%     to       0.46%      11.09%     to       12.49%
 2011                             --      to       1.25%      0.51%     to       0.98%     (15.23)%    to      (14.16)%
 2010                           0.50%     to       1.25%      0.02%     to       0.08%      20.69%     to       21.60%
 2009                           0.75%     to       1.25%        --      to         --       97.74%     to       98.56%
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2012                           0.85%     to       1.25%      2.53%     to       2.55%       7.58%     to        8.01%
 2011                           0.85%     to       1.25%      2.23%     to       2.27%      14.76%     to       15.22%
 2010                           0.85%     to       1.25%      2.45%     to       4.04%       1.77%     to        2.18%
 2009                           0.85%     to       1.25%      2.44%     to       2.81%      39.33%     to       39.79%
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2012                             --      to       1.25%      0.71%     to       0.78%      16.65%     to       18.11%
 2011                             --      to       1.25%        --      to         --       (2.26)%    to       (1.03)%
 2010                             --      to       1.25%        --      to         --       12.07%     to       13.48%
 2009                           0.35%     to       1.25%      0.22%     to       0.27%      47.27%     to       48.60%
 2008                           0.35%     to       1.25%        --      to         --      (44.59)%    to      (44.09)%
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2012                           0.35%     to       1.25%      0.21%     to       0.32%      14.80%     to       15.84%
 2011                           0.35%     to       1.25%        --      to         --       (8.89)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.25%     to       0.40%      17.84%     to       18.90%
 2009                             --      to       1.25%        --      to         --       49.52%     to       51.40%
 2008                             --      to       1.25%        --      to         --      (59.26)%    to      (58.74)%
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2012                           0.50%     to       1.25%        --      to         --       11.03%     to       11.87%
 2011                           0.50%     to       1.25%        --      to         --       (4.11)%    to       (3.39)%
 2010                           0.50%     to       1.25%        --      to         --       24.07%     to       25.01%
 2009                           0.50%     to       1.25%        --      to         --       41.93%     to       42.99%
 2008                           0.50%     to       1.25%        --      to         --      (46.59)%    to      (46.18)%
NUVEEN MID CAP INDEX FUND
 2012                             --      to       1.25%      0.72%     to       0.79%      15.80%     to       17.26%
 2011                           0.50%     to       1.25%      0.30%     to       0.43%      (3.41)%    to       (2.69)%
 2010                           0.75%     to       0.85%      0.66%     to       0.69%       8.52%     to        8.59%
NUVEEN SMALL CAP INDEX FUND
 2012                             --      to       1.25%      0.77%     to       2.82%      14.30%     to       15.74%
 2011                           1.25%     to       1.25%      0.52%     to       0.52%      (9.19)%    to       (9.19)%
NUVEEN EQUITY INDEX FUND
 2012                             --      to       1.25%      1.38%     to       1.79%      13.86%     to       15.29%
 2011                           0.75%     to       1.25%      0.27%     to       0.83%       0.30%     to        0.80%
 2010                           1.05%     to       1.05%      0.25%     to       0.25%       4.93%     to        4.93%
NUVEEN MID CAP GROWTH
 OPPORTUNITIES FUND
 2012                             --      to       1.25%        --      to         --       13.41%     to       14.83%
 2011                             --      to       1.25%        --      to         --       (4.16)%    to       (2.95)%
 2010                           1.25%     to       1.25%        --      to         --       14.46%     to       14.46%
NUVEEN SMALL CAP SELECT FUND
 2012                           0.65%     to       1.25%        --      to         --       10.68%     to       11.35%
 2011                           1.25%     to       1.25%        --      to         --       (3.25)%    to       (3.25)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2012                                  11,699          $10.18      to          $12.26            $120,402
 2011                                  14,536            8.98      to           10.89             134,761
 2010                                   9,540            9.04      to           11.05              91,511
 2009                                   8,525            7.37      to            9.07              68,325
 2008                                   3,410            5.80      to            7.19              22,913
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2012                                  16,498           18.74      to           18.74             309,188
 2011                                  19,536           14.88      to           14.88             290,703
 2010                                  27,329           16.54      to           16.54             452,131
 2009                                  58,687           13.18      to           13.18             773,525
 2008                                  43,585            8.35      to            8.35             363,950
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2012                                 247,134           10.10      to           10.84           2,588,716
 2011                                 219,916            7.93      to            8.40           1,767,875
 2010                                 184,830            9.00      to            9.25           1,678,921
 2009                                 140,885            7.35      to            7.49           1,037,303
 2008                                   9,165            4.67      to            4.72              42,932
FEDERATED CAPITAL
 APPRECIATION FUND
 2012                                   1,639           11.26      to           11.72              17,478
 2011                                     882           10.37      to           10.73               9,204
 2010                                     714           11.08      to           11.29               7,939
 2009                                      90            9.98      to           10.12                 903
 2008                                      38            8.85      to            8.94                 336
FEDERATED EQUITY INCOME FUND,
 INC.
 2012                                   3,166           11.91      to           11.91              37,712
 2011                                   2,851           10.84      to           10.84              30,907
 2010                                   2,517           10.21      to           10.40              25,717
 2009                                   2,145            9.26      to            9.39              19,861
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2012                                  28,351           12.47      to           12.54             353,605
 2011                                  33,488           12.24      to           12.38             409,364
 2010                                  24,547           11.81      to           12.00             293,087
 2009                                  17,466           11.36      to           11.60             202,107
 2008                                   3,092           11.06      to           11.17              34,254
FEDERATED MID CAP GROWTH
 STRATEGIES FUND
 2012                                   4,247            9.00      to           10.88              46,752
 2011                                   4,462            8.50      to           10.33              46,579
 2010                                   4,116            8.88      to           10.85              44,716
 2009                                   3,522            7.52      to            9.24              32,120
 2008                                   2,466            7.15      to            7.22              17,640
FEDERATED HIGH INCOME BOND
 FUND
 2012                                     277           15.62      to           15.62               4,329
 2011                                   2,960           13.84      to           13.84              40,964
 2010                                   2,711           13.39      to           13.39              36,297
 2009                                   2,404           11.89      to           11.89              28,570
 2008                                   1,876            7.96      to            7.96              14,938

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2012                           0.50%     to       1.25%        --      to         --       12.60%     to       13.45%
 2011                           0.50%     to       1.25%        --      to         --       (1.46)%    to       (0.72)%
 2010                           0.50%     to       1.25%        --      to         --       21.83%     to       22.75%
 2009                           0.50%     to       1.25%        --      to         --       26.07%     to       27.01%
 2008                           0.50%     to       1.25%        --      to         --      (47.71)%    to      (47.31)%
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2012                           0.35%     to       0.35%      0.06%     to       0.06%      25.94%     to       25.94%
 2011                           0.35%     to       0.35%      0.23%     to       0.23%     (10.06)%    to      (10.06)%
 2010                           0.35%     to       0.35%        --      to         --       25.52%     to       25.52%
 2009                           0.35%     to       0.35%        --      to         --       57.84%     to       57.84%
 2008                           0.35%     to       0.35%      0.26%     to       0.26%     (51.54)%    to      (51.54)%
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2012                             --      to       1.25%      0.01%     to       0.02%      27.41%     to       29.02%
 2011                             --      to       1.25%        --      to       0.96%     (11.96)%    to      (10.85)%
 2010                           0.50%     to       1.25%      0.06%     to       0.08%      22.52%     to       23.45%
 2009                           0.50%     to       1.25%      0.34%     to       0.38%      57.43%     to       58.62%
 2008                           0.50%     to       1.25%      3.80%     to       5.36%     (54.47)%    to      (54.13)%
FEDERATED CAPITAL
 APPRECIATION FUND
 2012                           0.65%     to       1.25%      0.79%     to       0.86%       8.58%     to        9.24%
 2011                           0.65%     to       1.25%      0.63%     to       0.64%      (6.42)%    to       (5.86)%
 2010                           0.85%     to       1.25%      0.82%     to       0.86%      11.12%     to       11.57%
 2009                           0.85%     to       1.25%      0.81%     to       1.28%      12.73%     to       13.18%
 2008                           0.85%     to       1.25%      1.71%     to       3.59%     (29.84)%    to      (29.55)%
FEDERATED EQUITY INCOME FUND,
 INC.
 2012                           1.25%     to       1.25%      3.25%     to       3.25%       9.87%     to        9.87%
 2011                           1.25%     to       1.25%      2.97%     to       2.97%       6.13%     to        6.13%
 2010                           0.85%     to       1.25%      3.08%     to       3.41%      10.34%     to       10.78%
 2009                           0.85%     to       1.25%      0.22%     to       3.38%      14.28%     to       14.74%
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2012                           0.75%     to       1.25%      2.93%     to       2.97%       1.34%     to        1.84%
 2011                           0.75%     to       1.25%      3.67%     to       3.69%       3.12%     to        3.63%
 2010                           0.75%     to       1.25%      4.02%     to       4.04%       3.46%     to        3.98%
 2009                           0.75%     to       1.25%      4.58%     to       4.68%       4.89%     to        5.42%
 2008                           0.85%     to       1.25%      4.74%     to       5.32%       2.09%     to        2.50%
FEDERATED MID CAP GROWTH
 STRATEGIES FUND
 2012                           0.75%     to       1.25%        --      to         --        5.36%     to        5.89%
 2011                           0.75%     to       1.25%        --      to         --       (4.79)%    to       (4.32)%
 2010                           0.75%     to       1.25%        --      to         --       17.42%     to       18.01%
 2009                           0.75%     to       1.25%      0.31%     to       0.64%      29.25%     to       29.89%
 2008                           0.85%     to       1.25%        --      to         --      (43.47)%    to      (43.24)%
FEDERATED HIGH INCOME BOND
 FUND
 2012                           1.25%     to       1.25%      8.06%     to       8.06%      12.86%     to       12.86%
 2011                           1.25%     to       1.25%      7.46%     to       7.46%       3.36%     to        3.36%
 2010                           1.25%     to       1.25%      7.99%     to       7.99%      12.66%     to       12.66%
 2009                           1.25%     to       1.25%      9.20%     to       9.20%      49.26%     to       49.26%
 2008                           1.25%     to       1.25%        --      to         --      (26.55)%    to      (26.55)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND
 2012                                 350,113           $8.95      to          $11.47          $3,600,204
 2011                                 406,051            8.34      to            9.90           3,545,321
 2010                                 332,161            9.68      to           11.63           3,515,497
 2009                                 236,132            7.53      to            9.92           2,163,908
 2008                                  69,316            5.82      to            7.74             489,886
FEDERATED SHORT-TERM INCOME
 FUND
 2012                                  13,369           13.39      to           13.39             179,074
 2011                                  14,481           13.05      to           13.05             188,951
 2010                                  23,547           12.83      to           12.83             302,137
 2009                                  43,177           12.41      to           12.41             535,691
 2008                                  13,119           11.26      to           11.26             147,751
FEDERATED TOTAL RETURN BOND
 FUND
 2012                                  31,099           13.70      to           43.71             454,639
 2011                                  27,804           13.08      to           41.43             385,717
 2010                                  23,597           12.54      to           39.41             316,982
 2009                                  14,626           11.88      to           37.08             185,520
 2008                                     442           10.76      to           33.33               8,071
FEDERATED INTERNATIONAL
 LEADERS FUND
 2012                                      10           12.08      to           12.08                 124
 2011                                     147            9.39      to            9.39               1,384
 2010                                     124           11.62      to           11.62               1,440
 2009                                      79            9.92      to            9.92                 781
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2012                                  21,217           12.85      to           12.85             272,654
 2011                                  22,367           10.82      to           10.82             241,999
 2010                                  42,204           10.65      to           10.65             449,503
 2009                                  45,640            8.63      to            8.63             393,966
 2008                                  50,394            5.98      to            5.98             301,600
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                                   5,446            9.94      to            9.94              54,136
 2011                                   4,869            8.29      to            8.29              40,365
 2010                                   4,262           10.08      to           10.08              42,955
 2009                                   3,723            8.97      to            8.97              33,408
 2008                                   2,638            7.14      to            7.14              18,840
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                  13,304           12.49      to           12.49             166,109
 2011                                  14,848            9.88      to            9.88             146,678
 2010                                  11,704           10.91      to           10.91             127,682
 2009                                   7,955            8.67      to            8.67              69,013
 2008                                   1,196            5.54      to            5.54               6,629
FIDELITY VIP BALANCED
 PORTFOLIO
 2012                                  46,407           13.18      to           13.18             611,503
 2011                                  56,925           11.53      to           11.53             656,442
 2010                                  52,661           12.05      to           12.05             634,473
 2009                                  33,506           10.28      to           10.28             344,297
 2008                                  19,925            7.29      to            7.29             145,317

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND
 2012                           0.35%     to       1.25%        --      to         --       15.84%     to       16.89%
 2011                             --      to       1.25%        --      to         --      (14.85)%    to      (13.78)%
 2010                             --      to       1.25%      0.64%     to       0.71%      17.28%     to       18.75%
 2009                           0.35%     to       1.25%      0.22%     to       0.31%      28.07%     to       29.23%
 2008                           0.35%     to       1.25%        --      to         --      (42.93)%    to      (42.42)%
FEDERATED SHORT-TERM INCOME
 FUND
 2012                           0.35%     to       0.35%      1.81%     to       1.81%       2.65%     to        2.65%
 2011                           0.35%     to       0.35%      2.11%     to       2.11%       1.69%     to        1.69%
 2010                           0.35%     to       0.35%      2.29%     to       2.29%       3.42%     to        3.42%
 2009                           0.35%     to       0.35%      3.00%     to       3.00%      10.16%     to       10.16%
 2008                           0.35%     to       0.35%      4.06%     to       4.06%      (1.79)%    to       (1.79)%
FEDERATED TOTAL RETURN BOND
 FUND
 2012                           0.50%     to       1.25%      3.11%     to       3.11%       4.69%     to        5.48%
 2011                           0.50%     to       1.25%      3.51%     to       3.53%       4.34%     to        5.12%
 2010                           0.50%     to       1.25%      3.99%     to       4.01%       5.51%     to        6.31%
 2009                           0.50%     to       1.25%      4.06%     to       4.37%      10.18%     to       11.01%
 2008                           0.50%     to       1.25%      4.96%     to       5.05%      (1.34)%    to       (0.60)%
FEDERATED INTERNATIONAL
 LEADERS FUND
 2012                           1.05%     to       1.05%      0.07%     to       0.07%      28.73%     to       28.73%
 2011                           1.05%     to       1.05%      0.46%     to       0.46%     (19.38)%    to      (19.38)%
 2010                           1.25%     to       1.25%      0.24%     to       0.24%      17.12%     to       17.12%
 2009                           1.25%     to       1.25%      0.05%     to       0.05%      (0.82)%    to       (0.82)%
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2012                           0.70%     to       0.70%      0.38%     to       0.38%      18.78%     to       18.78%
 2011                           0.70%     to       0.70%      0.14%     to       0.14%       1.58%     to        1.58%
 2010                           0.70%     to       0.70%      0.61%     to       0.61%      22.87%     to       22.87%
 2009                           0.70%     to       0.70%        --      to         --       44.23%     to       44.23%
 2008                           0.70%     to       0.70%      0.91%     to       0.91%     (55.33)%    to      (55.33)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                           0.70%     to       0.70%      2.14%     to       2.14%      19.90%     to       19.90%
 2011                           0.70%     to       0.70%      1.52%     to       1.52%     (17.74)%    to      (17.74)%
 2010                           0.70%     to       0.70%      1.57%     to       1.57%      12.33%     to       12.33%
 2009                           0.70%     to       0.70%      2.38%     to       2.38%      25.65%     to       25.65%
 2008                           0.70%     to       0.70%      5.97%     to       5.97%     (44.20)%    to      (44.20)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           0.70%     to       0.70%      0.60%     to       0.60%      26.39%     to       26.39%
 2011                           0.70%     to       0.70%      0.92%     to       0.92%      (9.44)%    to       (9.44)%
 2010                           0.70%     to       0.70%      0.64%     to       0.64%      25.75%     to       25.75%
 2009                           0.70%     to       0.70%      1.07%     to       1.07%      56.49%     to       56.49%
 2008                           0.70%     to       0.70%      2.18%     to       2.18%     (51.50)%    to      (51.50)%
FIDELITY VIP BALANCED
 PORTFOLIO
 2012                           0.70%     to       0.70%      1.57%     to       1.57%      14.27%     to       14.27%
 2011                           0.70%     to       0.70%      1.71%     to       1.71%      (4.29)%    to       (4.29)%
 2010                           0.70%     to       0.70%      2.36%     to       2.36%      17.25%     to       17.25%
 2009                           0.70%     to       0.70%      3.79%     to       3.79%      37.63%     to       37.63%
 2008                           0.70%     to       0.70%        --      to         --      (35.94)%    to      (35.94)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2012                                  13,550          $11.66      to          $11.66            $157,964
 2011                                  10,926            9.90      to            9.90             108,180
 2010                                  15,126            9.81      to            9.81             148,436
 2009                                  15,628            8.52      to            8.52             133,186
 2008                                  16,564            6.81      to            6.81             112,808
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                                   1,277           18.67      to           18.67              23,834
 2011                                     561           16.59      to           16.59               9,302
 2010                                     484           16.88      to           16.88               8,177
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                                   7,959           19.26      to           19.86             158,118
 2011                                   3,885           16.93      to           17.33              67,036
 2010                                   1,763           17.80      to           17.93              31,607
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2012                                  10,821           17.43      to           17.43             188,580
 2011                                  15,147           15.65      to           15.65             237,086
 2010                                  12,851           15.81      to           15.81             203,193
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2012                                   1,197           19.27      to           19.27              23,063
 2011                                     294           16.87      to           16.87               4,967
 2010                                      31           17.36      to           17.36                 546
FIDELITY STOCK SELECTOR ALL
 CAP FUND+
 2012                                     386           10.85      to           10.85               4,183
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2012                                   4,678           18.41      to           18.77              86,238
 2011                                   2,240           15.25      to           15.46              34,216
 2010                                     515           17.25      to           17.31               8,920
TEMPLETON DEVELOPING MARKETS
 TRUST
 2012                                 122,019           10.47      to           14.27           1,450,330
 2011                                 113,418            9.28      to           12.77           1,200,817
 2010                                 110,832           11.07      to           15.37           1,415,974
 2009                                  97,388            9.46      to           13.25           1,078,050
 2008                                  73,433            5.46      to            7.71             456,658
FRANKLIN HIGH INCOME FUND
 2012                                  53,656           14.97      to           15.63             832,740
 2011                                  57,044           13.01      to           13.68             766,364
 2010                                  18,004           12.50      to           13.25             234,881
 2009                                  10,372           11.11      to           11.85             122,597
 2008                                   2,874            8.32      to            8.40              23,962
FRANKLIN STRATEGIC INCOME
 FUND
 2012                                 261,925           13.87      to           14.76           3,735,003
 2011                                 191,435           12.36      to           13.31           2,445,703
 2010                                 155,101           12.48      to           13.13           1,958,670
 2009                                  72,132           11.25      to           11.99             856,132
 2008                                   2,043            9.01      to            9.67              19,188

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2012                           0.70%     to       0.70%      2.55%     to       2.55%      17.74%     to       17.74%
 2011                           0.70%     to       0.70%      1.42%     to       1.42%       0.90%     to        0.90%
 2010                           0.70%     to       0.70%      1.70%     to       1.70%      14.07%     to       14.07%
 2009                           0.70%     to       0.70%      0.05%     to       0.05%      25.14%     to       25.14%
 2008                           0.70%     to       0.70%      2.70%     to       2.70%     (42.11)%    to      (42.11)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                           0.50%     to       0.50%      2.64%     to       2.64%      12.51%     to       12.51%
 2011                           0.50%     to       0.50%      2.20%     to       2.20%      (1.73)%    to       (1.73)%
 2010                           0.50%     to       0.50%      2.04%     to       2.04%      13.76%     to       13.76%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                           0.50%     to       1.25%      0.01%     to       3.77%      13.75%     to       14.61%
 2011                           0.50%     to       1.25%      2.42%     to       2.99%      (4.04)%    to       (3.31)%
 2010                           0.50%     to       0.85%      2.31%     to       3.63%      14.91%     to       15.31%
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2012                           0.50%     to       0.50%      1.43%     to       1.43%      11.35%     to       11.35%
 2011                           0.50%     to       0.50%      2.04%     to       2.04%      (1.01)%    to       (1.01)%
 2010                           0.50%     to       0.50%      2.39%     to       2.39%      12.22%     to       12.22%
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2012                           0.50%     to       0.50%      2.53%     to       2.53%      14.22%     to       14.22%
 2011                           0.50%     to       0.50%      4.35%     to       4.35%      (2.83)%    to       (2.83)%
 2010                           0.50%     to       0.50%      3.58%     to       3.58%      14.89%     to       14.89%
FIDELITY STOCK SELECTOR ALL
 CAP FUND+
 2012                           1.25%     to       1.25%      0.19%     to       0.19%       8.50%     to        8.50%
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2012                           0.75%     to       1.25%      2.05%     to       2.42%      20.75%     to       21.36%
 2011                           0.75%     to       1.25%      1.85%     to       3.22%     (11.59)%    to      (11.15)%
 2010                           1.05%     to       1.25%      1.49%     to       2.07%       3.89%     to        4.10%
TEMPLETON DEVELOPING MARKETS
 TRUST
 2012                           0.35%     to       1.25%      1.60%     to       1.67%      11.72%     to       12.73%
 2011                           0.35%     to       1.25%      1.03%     to       1.22%     (16.89)%    to      (16.14)%
 2010                           0.35%     to       1.25%      1.49%     to       1.54%      16.02%     to       17.06%
 2009                           0.35%     to       1.25%      1.97%     to       2.67%      71.76%     to       73.31%
 2008                           0.35%     to       1.25%      2.85%     to       3.37%     (54.48)%    to      (54.07)%
FRANKLIN HIGH INCOME FUND
 2012                           0.50%     to       1.25%      7.18%     to       7.42%      14.28%     to       15.14%
 2011                           0.50%     to       1.25%      6.99%     to       7.10%       3.25%     to        4.03%
 2010                           0.50%     to       1.25%      7.66%     to       7.67%      11.73%     to       12.58%
 2009                           0.50%     to       1.25%      8.21%     to       8.30%      42.54%     to       43.62%
 2008                           0.85%     to       1.25%      8.51%     to       8.52%     (23.50)%    to      (23.19)%
FRANKLIN STRATEGIC INCOME
 FUND
 2012                           0.15%     to       1.25%      5.75%     to       5.80%      10.95%     to       12.18%
 2011                           0.15%     to       1.25%      5.43%     to       5.89%       1.38%     to        2.50%
 2010                           0.35%     to       1.25%      2.90%     to       5.50%       9.48%     to       10.47%
 2009                           0.50%     to       1.25%      5.11%     to       5.27%      23.99%     to       24.92%
 2008                           0.50%     to       1.25%     10.20%     to      18.11%     (12.05)%    to      (11.39)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
 2012                                 238,403          $16.95      to          $17.60          $4,086,478
 2011                                 185,156           14.64      to           15.39           2,760,963
 2010                                 136,535           15.00      to           15.96           2,091,069
 2009                                  57,697           13.14      to           14.34             810,581
 2008                                  13,486           11.11      to           12.22             156,259
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2012                                 102,162           13.15      to           13.28           1,346,714
 2011                                  88,198           13.12      to           13.15           1,154,985
 2010                                  71,198           12.26      to           12.44             884,112
 2009                                  70,420           11.65      to           11.87             836,317
 2008                                     882           11.47      to           11.59              10,119
FRANKLIN SMALL CAP VALUE FUND
 2012                                 153,785           15.90      to           46.45           2,420,396
 2011                                 140,829           13.60      to           40.94           1,900,713
 2010                                 114,280           14.30      to           44.60           1,633,573
 2009                                  84,210           11.40      to           35.21             960,549
 2008                                  55,444            8.77      to            9.11             487,868
MUTUAL GLOBAL DISCOVERY FUND
 2012                               1,014,190           10.70      to           13.10          10,914,321
 2011                                 902,571            9.44      to           11.71           8,657,694
 2010                                 701,706            9.74      to            9.95           7,104,620
 2009                                 467,224            8.90      to            9.07           4,393,955
 2008                                 157,806            7.38      to            7.60           1,309,731
TEMPLETON GROWTH FUND
 2012                                 160,678           12.91      to           27.88           1,829,640
 2011                                 152,615           10.76      to           22.94           1,472,185
 2010                                 170,628           11.63      to           24.50           1,783,082
 2009                                 155,730           10.96      to           16.81           2,004,969
 2008                                  68,289            8.48      to           17.42             587,924
FRANKLIN INCOME FUND
 2012                                 669,238           12.03      to           13.55           8,297,407
 2011                                 644,514           10.58      to           12.07           7,132,938
 2010                                 601,038           10.47      to           11.89           6,655,238
 2009                                 453,451            9.31      to           10.66           4,518,090
 2008                                 187,164            6.92      to            8.00           1,393,430
FRANKLIN GROWTH FUND
 2012                                 169,886           11.33      to           13.39           2,109,819
 2011                                 131,624           10.02      to           11.92           1,431,594
 2010                                 107,847           10.00      to           12.00           1,163,766
 2009                                  42,138            8.75      to           10.58             403,882
 2008                                   1,624            6.53      to            7.98              12,528
FRANKLIN TOTAL RETURN FUND
 2012                                  31,764           13.76      to           13.93             440,802
 2011                                  22,815           12.76      to           13.01             296,482
 2010                                  18,012           12.15      to           12.49             224,140
 2009                                   7,947           11.09      to           11.48              92,072
 2008                                      28           10.07      to           10.07                 279

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
 2012                             --      to       1.25%      5.81%     to       6.07%      14.37%     to       15.81%
 2011                             --      to       1.25%      5.74%     to       6.11%      (3.59)%    to       (2.37)%
 2010                             --      to       1.25%      3.09%     to       5.45%      11.28%     to       12.68%
 2009                           0.50%     to       1.25%      4.38%     to       4.53%      17.39%     to       18.27%
 2008                           0.50%     to       1.25%      8.63%     to      16.37%       4.96%     to        5.75%
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2012                           0.50%     to       1.25%      3.44%     to       3.65%       0.26%     to        1.02%
 2011                           0.50%     to       1.25%      2.95%     to       3.98%       5.48%     to        6.28%
 2010                           0.75%     to       1.25%      3.96%     to       4.17%       4.76%     to        5.28%
 2009                           0.75%     to       1.25%      3.50%     to       3.97%       3.47%     to        3.99%
 2008                           0.85%     to       1.25%      1.71%     to       1.71%       5.56%     to        5.98%
FRANKLIN SMALL CAP VALUE FUND
 2012                             --      to       1.25%      1.10%     to       1.15%      13.46%     to       16.88%
 2011                             --      to       1.25%      0.38%     to       0.67%      (4.86)%    to       (3.66)%
 2010                             --      to       1.25%      0.30%     to       0.31%      25.43%     to       26.67%
 2009                             --      to       1.25%      0.62%     to       1.24%      29.94%     to       30.99%
 2008                           0.35%     to       1.25%      1.13%     to       1.13%     (33.62)%    to      (33.02)%
MUTUAL GLOBAL DISCOVERY FUND
 2012                             --      to       1.25%      1.55%     to       1.85%      11.93%     to       13.34%
 2011                             --      to       1.25%      1.44%     to       3.62%      (4.20)%    to       (2.99)%
 2010                             --      to       1.25%      1.77%     to       1.85%       9.70%     to       11.08%
 2009                           0.35%     to       1.25%      1.17%     to       1.62%      19.39%     to       20.47%
 2008                           0.35%     to       1.25%      1.55%     to       5.08%     (26.99)%    to      (24.01)%
TEMPLETON GROWTH FUND
 2012                             --      to       1.25%      1.97%     to       2.04%      20.03%     to       21.54%
 2011                             --      to       1.25%      1.25%     to       1.80%      (7.55)%    to       (6.38)%
 2010                             --      to       1.25%      0.03%     to       1.89%       6.20%     to        7.54%
 2009                             --      to       1.25%      1.81%     to       2.40%      28.81%     to       29.18%
 2008                             --      to       1.25%      1.13%     to      38.80%     (44.17)%    to      (43.47)%
FRANKLIN INCOME FUND
 2012                             --      to       1.25%      6.11%     to       6.39%      12.27%     to       13.68%
 2011                             --      to       1.25%      6.40%     to       6.53%       1.55%     to        2.83%
 2010                           0.35%     to       1.25%      6.79%     to       6.87%      11.51%     to       12.52%
 2009                           0.35%     to       1.25%      7.68%     to       8.04%      33.33%     to       34.54%
 2008                           0.35%     to       1.25%      6.85%     to       7.25%     (31.38)%    to      (30.76)%
FRANKLIN GROWTH FUND
 2012                           0.50%     to       1.25%      0.29%     to       0.33%      12.28%     to       13.13%
 2011                           0.50%     to       1.25%      0.41%     to       0.46%      (0.62)%    to        0.13%
 2010                           0.50%     to       1.25%      0.43%     to       0.62%      13.44%     to       14.30%
 2009                           0.50%     to       1.25%      1.30%     to       2.73%      32.58%     to       33.58%
 2008                           0.75%     to       1.25%      1.54%     to       4.99%     (34.22)%    to      (33.88)%
FRANKLIN TOTAL RETURN FUND
 2012                           0.50%     to       1.25%      3.65%     to       3.73%       7.00%     to        7.81%
 2011                           0.50%     to       1.25%      4.66%     to       4.70%       4.23%     to        5.01%
 2010                           0.50%     to       1.25%      4.23%     to       4.27%       8.78%     to        9.60%
 2009                           0.50%     to       1.25%      1.95%     to       4.72%      13.99%     to       14.85%
 2008                           1.25%     to       1.25%     13.32%     to      13.32%      (6.57)%    to       (6.57)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2012                                 134,957          $17.20      to          $18.97          $2,528,648
 2011                                 153,987           15.06      to           16.46           2,507,814
 2010                                 167,869           16.29      to           17.64           2,935,929
 2009                                 255,286           13.54      to           14.53           3,691,386
 2008                                 242,705           11.18      to           11.89           2,874,388
MUTUAL BEACON FUND
 2012                                 128,677           10.10      to           10.53           1,284,573
 2011                                 118,849            8.73      to            9.19           1,027,851
 2010                                 109,930            8.98      to            9.54             983,525
 2009                                  76,600            8.14      to            8.72             639,984
 2008                                  59,425            5.77      to            6.83             363,590
FRANKLIN MUTUAL SHARES FUND
 2012                                 350,789            9.38      to           14.94           4,957,774
 2011                                 336,348            8.20      to           13.19           4,218,608
 2010                                 320,549            8.38      to           13.60           4,094,623
 2009                                 289,598           12.36      to           13.64           3,540,129
 2008                                 246,103            9.79      to           10.67           2,386,452
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2012                                 516,436           11.83      to           15.15           5,434,154
 2011                                 546,834           10.68      to           13.85           5,205,601
 2010                                 513,920            9.12      to           14.75           5,158,185
 2009                                 139,778            8.74      to           11.63           1,453,301
 2008                                 163,346            6.11      to            8.22           1,075,939
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2012                                 248,793           12.28      to           12.87           3,056,014
 2011                                 200,641           11.37      to           12.07           2,290,617
 2010                                 184,450           11.45      to           12.31           2,130,779
 2009                                 138,026           10.39      to           11.33           1,464,292
 2008                                  35,973            8.72      to            9.59             335,999
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2012                                 405,908           11.34      to           12.67           4,748,475
 2011                                 353,687           10.26      to           11.60           3,763,736
 2010                                 295,709           10.60      to           12.13           3,332,518
 2009                                 232,844            9.30      to           10.75           2,323,922
 2008                                  97,781            7.12      to            8.30             786,836
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2012                                 529,395           12.16      to           13.08           6,550,911
 2011                                 486,384           11.12      to           12.12           5,554,407
 2010                                 413,686           11.29      to           12.45           4,849,250
 2009                                 322,779           10.09      to           11.26           3,509,405
 2008                                 156,010            8.12      to            9.15           1,414,523
TEMPLETON FOREIGN FUND
 2012                                 774,672           17.51      to           19.67          14,006,013
 2011                                 749,798           14.95      to           16.59          11,702,937
 2010                                 642,064           17.35      to           19.01          11,599,474
 2009                                 216,884           16.19      to           17.52           3,541,620
 2008                                 187,731           10.95      to           11.70           2,143,189

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2012                           0.35%     to       1.25%      1.46%     to       1.62%      14.21%     to       15.24%
 2011                           0.35%     to       1.25%      0.47%     to       0.51%      (7.53)%    to       (6.69)%
 2010                           0.35%     to       1.25%      0.80%     to       1.67%      20.34%     to       21.43%
 2009                           0.35%     to       1.25%      1.19%     to       1.21%      21.07%     to       22.16%
 2008                           0.35%     to       1.25%      1.39%     to       1.44%     (36.81)%    to      (36.24)%
MUTUAL BEACON FUND
 2012                           0.35%     to       1.25%      1.57%     to       1.60%      14.66%     to       15.69%
 2011                           0.35%     to       1.25%      2.37%     to       2.74%      (3.71)%    to       (2.84)%
 2010                           0.35%     to       1.25%      3.30%     to       3.41%       9.44%     to       10.43%
 2009                           0.35%     to       1.25%      0.47%     to       2.59%      27.70%     to       28.85%
 2008                           0.50%     to       1.25%      0.20%     to       0.21%     (41.22)%    to      (40.78)%
FRANKLIN MUTUAL SHARES FUND
 2012                           0.35%     to       1.25%      1.89%     to       1.96%      13.32%     to       14.35%
 2011                           0.35%     to       1.25%      2.09%     to       2.21%      (3.01)%    to       (2.13)%
 2010                           0.35%     to       1.25%      2.90%     to       3.11%      10.03%     to       11.02%
 2009                             --      to       1.25%      2.30%     to       2.37%      26.25%     to       27.84%
 2008                             --      to       1.25%      1.04%     to       1.31%     (38.87)%    to      (38.10)%
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2012                             --      to       1.25%        --      to         --        9.40%     to       10.78%
 2011                             --      to       1.25%        --      to         --       (6.08)%    to       (4.89)%
 2010                           0.50%     to       1.25%        --      to         --       26.84%     to       27.79%
 2009                             --      to       1.25%        --      to         --       41.40%     to       43.17%
 2008                             --      to       1.25%        --      to         --      (43.23)%    to      (42.51)%
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2012                             --      to       1.25%      2.16%     to       2.29%       6.65%     to        7.99%
 2011                             --      to       1.25%      2.01%     to       2.43%      (1.94)%    to       (0.71)%
 2010                             --      to       1.25%      1.36%     to       1.92%       8.63%     to       10.00%
 2009                           0.35%     to       1.25%      2.28%     to       2.36%      18.18%     to       19.25%
 2008                           0.35%     to       1.25%      4.18%     to       6.39%     (16.46)%    to      (15.71)%
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2012                             --      to       1.25%      1.65%     to       1.93%       9.15%     to       10.52%
 2011                             --      to       1.25%      1.67%     to       2.21%      (4.35)%    to       (3.15)%
 2010                             --      to       1.25%      1.47%     to       2.71%      12.89%     to       14.31%
 2009                           0.35%     to       1.25%      2.01%     to       2.14%      29.46%     to       30.63%
 2008                           0.35%     to       1.25%      1.99%     to       3.14%     (31.61)%    to      (30.99)%
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2012                             --      to       1.25%      2.13%     to       2.37%       7.99%     to        9.34%
 2011                             --      to       1.25%      2.33%     to       2.44%      (2.71)%    to       (1.49)%
 2010                             --      to       1.25%      1.58%     to       1.83%      10.58%     to       11.97%
 2009                           0.35%     to       1.25%      2.08%     to       2.37%      23.13%     to       24.24%
 2008                           0.35%     to       1.25%      2.47%     to       3.41%     (22.20)%    to      (21.49)%
TEMPLETON FOREIGN FUND
 2012                             --      to       1.25%      2.13%     to       2.18%      17.08%     to       18.55%
 2011                             --      to       1.25%      2.41%     to       2.65%     (13.80)%    to      (12.71)%
 2010                             --      to       1.25%      1.95%     to       2.05%       7.16%     to        8.50%
 2009                             --      to       1.25%      1.81%     to       1.88%      47.87%     to       49.73%
 2008                             --      to       1.25%      3.12%     to       4.45%     (46.76)%    to      (38.53)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                   8,674          $12.80      to          $12.80            $111,013
 2011                                   8,784           11.60      to           11.60             101,892
 2010                                  15,768           12.24      to           12.24             193,048
 2009                                   2,142            9.64      to            9.64              20,645
 2008                                   2,142            6.74      to            6.74              14,441
PYXIS PREMIER GROWTH EQUITY
 FUND+
 2012                                   2,807           12.37      to           25.59              34,892
 2011                                   2,777           10.42      to           21.40              31,558
 2010                                   3,782           10.54      to           21.39              44,111
 2009                                   3,736            9.59      to           19.22              39,237
 2008                                     817            7.01      to            7.81               6,180
GOLDMAN SACHS INCOME BUILDER
 FUND+
 2012                                   7,097           13.44      to           23.39              97,931
 2011                                   6,195           12.05      to           20.94              76,166
 2010                                   8,282           11.66      to           20.22              97,714
 2009                                   5,995           10.42      to           18.03              62,795
 2008                                     316            8.52      to            8.52               2,691
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2012                                   1,259           10.98      to           12.17              15,134
 2011                                   1,154            9.21      to           10.39              11,868
 2010                                   1,146            9.44      to           10.68              12,178
 2009                                     963            9.76      to            9.76               9,399
 2008                                     707            6.67      to            6.67               4,709
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2012                                   6,277           12.80      to           12.80              80,353
 2011                                   5,155           12.24      to           12.24              63,083
 2010                                   4,241           11.57      to           11.72              49,091
 2009                                   3,288           10.91      to           10.91              35,880
 2008                                     922            9.53      to            9.53               8,798
GOLDMAN SACHS STRUCTURED U.S.
 EQUITY FUND
 2012                                      50           10.29      to           10.29                 517
 2011                                      55            9.15      to            9.15                 501
 2010                                      39            8.89      to            8.89                 342
 2009                                      25            7.97      to            7.97                 195
 2008                                       3            6.67      to            6.67                  22
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2012                                 208,407           12.86      to           15.08           2,739,419
 2011                                 205,907           12.70      to           15.42           2,647,749
 2010                                 177,236           12.08      to           14.99           2,148,360
 2009                                 123,965           11.66      to           15.07           1,442,820
 2008                                  10,336           11.12      to           11.30             116,522
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2012                                  23,132            8.66      to           10.22             224,647
 2011                                  26,958            7.28      to            8.65             218,350
 2010                                 126,514            7.93      to            9.49           1,044,937
 2009                                 113,144            7.15      to            8.62             841,743
 2008                                  88,401            6.07      to            7.38             543,923

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           0.70%     to       0.70%        --      to         --       10.34%     to       10.34%
 2011                           0.70%     to       0.70%        --      to         --       (5.26)%    to       (5.26)%
 2010                           0.70%     to       0.70%        --      to         --       27.05%     to       27.05%
 2009                           0.70%     to       0.70%        --      to         --       42.94%     to       42.94%
 2008                           0.70%     to       0.70%        --      to         --      (42.75)%    to      (42.75)%
PYXIS PREMIER GROWTH EQUITY
 FUND+
 2012                             --      to       1.25%      0.56%     to       1.26%      18.73%     to       19.58%
 2011                             --      to       1.25%        --      to         --       (1.20)%    to        0.05%
 2010                             --      to       1.25%        --      to         --        9.91%     to       11.29%
 2009                             --      to       1.25%      0.38%     to       1.44%      36.81%     to       38.17%
 2008                           0.85%     to       1.25%      0.04%     to       0.07%     (37.19)%    to      (36.94)%
GOLDMAN SACHS INCOME BUILDER
 FUND+
 2012                           1.05%     to       1.25%      3.12%     to       3.26%      11.47%     to       11.70%
 2011                           1.05%     to       1.25%      1.89%     to       1.95%       3.34%     to        3.55%
 2010                           1.05%     to       1.25%      3.12%     to       3.46%      11.92%     to       12.14%
 2009                           1.05%     to       1.25%      4.47%     to       5.57%      22.26%     to       22.50%
 2008                           1.25%     to       1.25%      5.73%     to       5.73%     (24.24)%    to      (24.24)%
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2012                           0.75%     to       1.25%      0.11%     to       0.13%      17.08%     to       17.67%
 2011                           1.05%     to       1.25%      0.17%     to       0.25%      (2.70)%    to       (2.50)%
 2010                           1.05%     to       1.25%        --      to         --        9.45%     to        9.67%
 2009                           1.25%     to       1.25%        --      to         --       46.38%     to       46.38%
 2008                           1.25%     to       1.25%        --      to         --      (43.52)%    to      (43.52)%
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2012                           1.25%     to       1.25%      2.14%     to       2.14%       4.61%     to        4.61%
 2011                           1.25%     to       1.25%      1.91%     to       1.91%       5.74%     to        5.74%
 2010                           0.50%     to       1.25%      0.94%     to       2.79%       6.01%     to        6.81%
 2009                           1.25%     to       1.25%      3.67%     to       3.67%      14.51%     to       14.51%
 2008                           1.25%     to       1.25%      4.70%     to       4.70%     (12.16)%    to      (12.16)%
GOLDMAN SACHS STRUCTURED U.S.
 EQUITY FUND
 2012                           1.25%     to       1.25%      1.38%     to       1.38%      12.42%     to       12.42%
 2011                           1.25%     to       1.25%      2.05%     to       2.05%       2.94%     to        2.94%
 2010                           1.25%     to       1.25%      1.46%     to       1.46%      11.57%     to       11.57%
 2009                           1.25%     to       1.25%      3.04%     to       3.04%      19.39%     to       19.39%
 2008                           1.25%     to       1.25%      9.83%     to       9.83%     (38.45)%    to      (38.45)%
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2012                             --      to       1.25%      1.15%     to       1.15%       (2.2)%    to        1.26%
 2011                             --      to       1.25%      1.27%     to       1.28%       5.16%     to        6.48%
 2010                             --      to       1.25%      1.72%     to       1.72%      (0.53)%    to        3.54%
 2009                             --      to       1.25%      2.20%     to       2.66%      (0.07)%    to        3.29%
 2008                             --      to       1.25%      4.28%     to       8.98%       3.71%     to        5.02%
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2012                           0.50%     to       1.25%      1.15%     to       1.21%      18.10%     to       18.99%
 2011                           0.50%     to       1.25%      0.92%     to       1.19%      (8.84)%    to       (8.15)%
 2010                           0.50%     to       1.25%      1.16%     to       1.18%      10.09%     to       10.92%
 2009                           0.50%     to       1.25%      1.79%     to       1.80%      16.79%     to       17.67%
 2008                           0.50%     to       1.25%      1.47%     to       5.35%     (36.31)%    to      (35.83)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2012                                  33,606          $12.97      to          $15.27            $449,106
 2011                                  30,319           10.95      to           12.98             347,877
 2010                                  19,828           11.47      to           13.70             239,335
 2009                                  14,671            9.71      to           11.70             146,652
 2008                                   1,972            6.20      to            7.52              13,789
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2012                                   1,814            7.43      to            9.06              14,914
 2011                                   1,509            6.12      to            7.51              10,326
 2010                                     824            7.46      to            9.20               6,810
 2009                                     202            6.84      to            8.47               1,418
GOLDMAN SACHS MID CAP VALUE
 FUND
 2012                                 187,628           19.07      to           51.39           4,419,724
 2011                                 230,822           16.36      to           43.54           4,352,161
 2010                                 234,787           17.74      to           46.62           4,969,035
 2009                                 215,700           14.44      to           37.49           3,823,591
 2008                                 196,256           11.02      to           22.06           2,684,825
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2012                                 208,577           13.20      to           13.37           2,571,169
 2011                                 210,253           10.17      to           11.52           2,244,666
 2010                                 167,358           10.18      to           11.61           1,783,178
 2009                                 181,121            8.23      to            9.34           1,536,312
 2008                                  41,730            6.45      to            7.41             280,946
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2012                                   1,422           12.25      to           12.57              17,397
 2011                                     620           10.38      to           10.61               6,406
 2010                                     469           10.83      to           11.03               5,082
 2009                                     309            9.92      to           10.07               3,063
GOLDMAN SACHS HIGH YIELD FUND
 2012                                 238,265           15.15      to           17.02           3,903,691
 2011                                 207,139           13.28      to           14.74           2,920,898
 2010                                 161,051            7.28      to           13.16           2,199,886
 2009                                  57,870           11.75      to           12.71             666,694
 2008                                  34,926            5.05      to            7.93             274,751
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2012                                  46,004            8.68      to            9.32             411,445
 2011                                  51,400            7.38      to            7.82             390,086
 2010                                  30,110            8.10      to            8.48             249,229
 2009                                   9,221            7.32      to            7.41              67,760
 2008                                     162            5.94      to            5.94                 967
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2012                                  20,963           25.05      to           26.28             535,858
 2011                                  23,240           21.00      to           21.75             493,531
 2010                                  20,951           22.21      to           22.72             469,059
 2009                                   8,903           18.57      to           18.64             165,719
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2012                                      20           11.02      to           11.02                 216
 2011                                       2            9.55      to            9.55                  15

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2012                           0.50%     to       1.25%        --      to         --       17.60%     to       18.49%
 2011                           0.50%     to       1.25%        --      to         --       (5.25)%    to       (4.53)%
 2010                           0.50%     to       1.25%        --      to         --       17.16%     to       18.04%
 2009                           0.50%     to       1.25%        --      to         --       55.63%     to       56.80%
 2008                           0.50%     to       1.25%        --      to         --      (40.95)%    to      (40.50)%
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2012                           0.75%     to       1.25%      3.20%     to       3.32%      20.75%     to       21.36%
 2011                           0.75%     to       1.25%      3.44%     to       3.62%     (18.42)%    to      (18.01)%
 2010                           0.75%     to       1.25%      2.34%     to       3.19%       8.59%     to        9.14%
 2009                           0.75%     to       1.25%      4.14%     to       5.11%      25.36%     to       25.99%
GOLDMAN SACHS MID CAP VALUE
 FUND
 2012                             --      to       1.25%      0.80%     to       1.00%      16.57%     to       18.03%
 2011                             --      to       1.25%      0.47%     to       0.48%      (7.77)%    to       (6.61)%
 2010                             --      to       1.25%      0.39%     to       0.49%      22.81%     to       24.36%
 2009                             --      to       1.25%      0.97%     to       1.11%      31.05%     to       32.70%
 2008                             --      to       1.25%      0.85%     to       0.96%     (37.60)%    to      (37.52)%
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2012                           0.35%     to       1.25%      1.07%     to       1.12%      14.63%     to       15.66%
 2011                           0.50%     to       1.25%      0.22%     to       0.25%      (0.83)%    to       (0.09)%
 2010                           0.50%     to       1.25%      0.29%     to       0.30%      24.32%     to       25.26%
 2009                             --      to       1.25%      1.06%     to       1.07%      26.12%     to       27.71%
 2008                             --      to       1.25%      0.33%     to       1.11%     (28.12)%    to      (27.22)%
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2012                           0.85%     to       1.25%      0.63%     to       0.84%      18.01%     to       18.48%
 2011                           0.85%     to       1.25%      0.16%     to       0.25%      (4.20)%    to       (3.82)%
 2010                           0.85%     to       1.25%      0.38%     to       0.58%       9.16%     to        9.60%
 2009                           0.85%     to       1.25%      0.15%     to       0.15%      41.69%     to       42.26%
GOLDMAN SACHS HIGH YIELD FUND
 2012                             --      to       1.25%      6.36%     to       6.36%      14.07%     to       15.50%
 2011                             --      to       1.25%      7.25%     to       7.25%       0.98%     to        2.25%
 2010                             --      to       1.25%      7.60%     to       7.65%       5.05%     to       11.95%
 2009                             --      to       1.25%      8.85%     to       9.23%      48.27%     to       50.13%
 2008                             --      to       1.25%      8.32%     to       8.33%     (33.73)%    to      (28.74)%
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2012                             --      to       1.25%      0.93%     to       1.21%      17.73%     to       19.21%
 2011                             --      to       1.25%      1.28%     to       1.32%      (8.95)%    to       (7.81)%
 2010                             --      to       1.25%      0.72%     to       0.75%      10.73%     to       12.13%
 2009                           0.75%     to       1.25%      1.51%     to       2.39%      23.22%     to       23.83%
 2008                           1.25%     to       1.25%      8.99%     to       8.99%     (38.07)%    to      (38.07)%
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2012                             --      to       1.25%        --      to         --       19.31%     to       20.81%
 2011                             --      to       1.25%        --      to         --       (5.45)%    to       (4.27)%
 2010                             --      to       1.25%        --      to         --       19.61%     to       21.12%
 2009                           0.75%     to       1.25%        --      to         --       85.68%     to       86.44%
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2012                           0.85%     to       0.85%      5.84%     to       5.84%      15.36%     to       15.36%
 2011                           0.85%     to       0.85%      1.31%     to       1.31%      (4.50)%    to       (4.50)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2012                                  85,799          $12.73      to          $14.59          $1,148,191
 2011                                  88,445           11.36      to           12.86           1,052,833
 2010                                 100,307           12.46      to           13.49           1,302,980
 2009                                 134,315            9.48      to           10.46           1,319,352
 2008                                 133,309            6.49      to            7.07             894,048
FROST DIVIDEND VALUE EQUITY
 FUND
 2012                                   1,269           11.26      to           11.26              14,292
 2011                                     911           10.87      to           10.87               9,903
HARTFORD BALANCED HLS FUND+
 2012                                 631,253           13.55      to           21.03           7,860,989
 2011                                 667,707           12.25      to           19.34           7,517,225
 2010                                 737,012           11.03      to           19.32           8,199,270
 2009                                 792,727            7.99      to            9.99           7,922,972
 2008                                 862,798            6.13      to            7.78           6,723,058
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                               1,573,945           11.99      to           15.93          22,609,896
 2011                               1,637,828           11.63      to           15.00          22,635,682
 2010                               2,035,595           10.90      to           14.19          28,333,768
 2009                               1,224,686           10.99      to           13.37          14,504,700
 2008                               1,095,058            9.58      to           11.77          11,617,684
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                               1,434,513           19.02      to           27.24          25,685,661
 2011                               1,548,624           16.28      to           23.02          23,068,172
 2010                               1,594,301           18.61      to           25.99          26,553,963
 2009                               1,855,399           16.17      to           22.30          26,814,183
 2008                               1,957,089           11.24      to           15.31          19,463,100
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                               2,987,908            4.64      to           16.12          27,686,271
 2011                               2,821,893            4.09      to           14.37          24,445,236
 2010                               2,444,809            4.03      to           11.21          22,196,919
 2009                               1,457,090            3.56      to           10.05           9,940,730
 2008                               1,342,915            2.86      to            8.18           7,611,246
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  69,026           10.78      to           11.22             771,617
 2011                                  46,630            9.32      to            9.53             441,808
 2010                                  48,755           10.41      to           10.57             514,252
 2009                                  46,016            9.08      to            9.25             421,386
 2008                                  42,917            6.47      to            6.50             278,388
HARTFORD HEALTHCARE HLS FUND
 2012                                  91,216           12.12      to           18.77           1,711,002
 2011                                  78,719           10.11      to           15.76           1,306,539
 2010                                  70,591            9.37      to           11.16           1,094,498
 2009                                  72,177           10.58      to           18.49           1,085,340
 2008                                  65,637            8.75      to           15.06             844,058

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2012                             --      to       1.25%      0.10%     to       0.10%      12.04%     to       13.45%
 2011                             --      to       1.25%      1.98%     to      21.40%      (8.78)%    to       (7.63)%
 2010                           0.35%     to       1.25%      0.36%     to       0.73%      31.42%     to       32.61%
 2009                             --      to       1.25%        --      to         --       46.14%     to       47.98%
 2008                             --      to       1.25%        --      to         --      (45.02)%    to      (44.33)%
FROST DIVIDEND VALUE EQUITY
 FUND
 2012                           1.25%     to       1.25%      2.21%     to       2.21%       3.55%     to        3.55%
 2011                           1.25%     to       1.25%      1.86%     to       1.86%      (3.89)%    to       (3.89)%
HARTFORD BALANCED HLS FUND+
 2012                             --      to       1.25%      2.98%     to       3.32%       8.75%     to       10.63%
 2011                             --      to       1.25%      1.53%     to       1.71%       0.34%     to        1.86%
 2010                             --      to       1.25%      1.47%     to       1.48%      10.47%     to       10.58%
 2009                           0.45%     to       1.25%      2.63%     to       2.63%      28.35%     to       30.29%
 2008                           0.45%     to       1.25%      5.52%     to       5.52%     (32.66)%    to      (31.64)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                             --      to       1.25%      3.93%     to       4.22%       3.10%     to        6.20%
 2011                             --      to       1.25%      0.21%     to       0.23%       5.40%     to        6.99%
 2010                             --      to       1.25%      3.98%     to       4.40%       3.02%     to        6.18%
 2009                             --      to       1.25%      4.07%     to       6.90%      13.58%     to       14.72%
 2008                             --      to       1.25%      7.83%     to      58.83%      (8.77)%    to       (7.86)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                             --      to       1.25%      1.45%     to       1.77%      16.87%     to       18.34%
 2011                             --      to       1.25%      0.72%     to       1.05%     (12.51)%    to      (11.41)%
 2010                             --      to       1.25%      0.68%     to       0.79%      15.06%     to       16.50%
 2009                             --      to       1.25%      0.88%     to       0.93%      43.86%     to       45.67%
 2008                             --      to       1.25%      1.89%     to       1.97%     (46.27)%    to      (45.59)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                             --      to       1.25%      2.12%     to       2.61%      12.18%     to       13.59%
 2011                             --      to       1.25%      1.81%     to       2.51%      (0.19)%    to        1.32%
 2010                             --      to       1.25%      1.68%     to       1.94%      11.53%     to       13.21%
 2009                             --      to       1.25%      2.36%     to       2.68%      22.82%     to       24.68%
 2008                             --      to       1.25%      2.24%     to       4.40%     (33.44)%    to      (32.43)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           0.35%     to       1.25%      0.85%     to       0.91%      16.63%     to       17.68%
 2011                           0.35%     to       1.25%      0.01%     to       0.01%     (10.64)%    to       (9.83)%
 2010                           0.35%     to       1.25%      1.05%     to       1.18%      14.57%     to       15.32%
 2009                             --      to       1.25%      1.07%     to       1.13%      40.36%     to       42.13%
 2008                             --      to       1.25%      1.01%     to       1.18%     (35.29)%    to      (34.95)%
HARTFORD HEALTHCARE HLS FUND
 2012                           0.35%     to       1.25%      0.13%     to       0.13%      19.13%     to       19.90%
 2011                           0.35%     to       1.25%        --      to         --        6.92%     to        7.89%
 2010                           0.35%     to       1.25%      0.03%     to       0.03%       5.51%     to        6.46%
 2009                             --      to       1.25%      0.38%     to       0.39%      20.89%     to       22.72%
 2008                             --      to       1.25%      0.25%     to       0.57%     (26.67)%    to      (25.56)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                   8,284           $8.54      to          $10.08             $76,840
 2011                                   9,146            6.98      to            8.29              69,300
 2010                                   7,469            8.16      to            9.78              66,076
 2009                                   4,153            7.20      to            8.69              31,570
 2008                                     844            5.33      to            6.50               5,009
HARTFORD GROWTH HLS FUND
 2012                                  35,643           11.63      to           12.98             430,667
 2011                                  33,202            9.97      to           11.00             343,895
 2010                                  31,375           11.12      to           12.02             365,468
 2009                                  33,287            9.45      to           10.07             332,960
 2008                                  22,384            7.15      to            7.53             173,013
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                 276,135           13.98      to           29.90           3,195,325
 2011                                 286,960           11.16      to           23.57           2,631,594
 2010                                 268,287           11.28      to           25.86           2,797,251
 2009                                 191,529            9.74      to           22.00           1,775,872
 2008                                  87,842            7.63      to           17.05             652,067
HARTFORD INDEX HLS FUND
 2012                               1,425,247            2.49      to           13.38           9,751,347
 2011                               1,422,397            2.16      to           11.71           8,700,470
 2010                               1,439,077            2.12      to           10.17           8,987,012
 2009                               1,455,901            1.85      to            9.00           7,778,733
 2008                               1,305,931            1.46      to            7.24           6,123,586
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                                  92,507           11.41      to           12.64           1,115,118
 2011                                 122,297            9.52      to           10.67           1,250,688
 2010                                 138,070           12.46      to           12.60           1,664,630
 2009                                 133,538           10.81      to           11.17           1,427,817
 2008                                 152,950            8.14      to            8.49           1,235,708
HARTFORD MIDCAP HLS FUND
 2012                                 746,189           21.06      to           23.16          16,145,844
 2011                                 750,590           17.85      to           19.39          13,669,927
 2010                                 740,670           19.63      to           21.05          14,744,596
 2009                                 453,400           16.10      to           17.05           7,430,700
 2008                                 450,853           12.45      to           13.02           5,679,508
HARTFORD MONEY MARKET HLS
 FUND
 2012                                 927,397           10.38      to           10.39           9,299,720
 2011                               1,137,006           10.51      to           12.55          11,404,360
 2010                               1,149,708           10.34      to           12.55          11,848,118
 2009                               1,183,035           10.47      to           12.55          12,111,213
 2008                               1,021,167           10.60      to           12.54          10,797,639
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               1,394,834            3.29      to           12.55           5,388,108
 2011                               1,301,670            9.51      to           16.64           4,480,168
 2010                               1,134,632            9.60      to            9.85           4,066,244
 2009                                 479,093            2.37      to            7.85           2,398,940
 2008                                 409,152            1.83      to            6.16           1,546,010

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           0.50%     to       1.25%      0.27%     to       0.28%      21.57%     to       22.49%
 2011                           0.50%     to       1.25%        --      to         --      (15.17)%    to      (14.53)%
 2010                           0.50%     to       1.25%      0.05%     to       0.06%      12.55%     to       13.40%
 2009                           0.50%     to       1.25%      0.57%     to       0.63%      33.62%     to       34.63%
 2008                           0.75%     to       1.25%      2.00%     to       2.00%     (53.17)%    to      (52.93)%
HARTFORD GROWTH HLS FUND
 2012                           0.35%     to       1.25%        --      to         --       16.65%     to       18.00%
 2011                           0.35%     to       1.25%        --      to       0.36%     (10.31)%    to       (9.27)%
 2010                             --      to       1.25%      0.03%     to       0.03%      17.59%     to       19.33%
 2009                             --      to       1.25%      0.25%     to       0.54%      32.23%     to       33.67%
 2008                             --      to       1.25%      1.42%     to       1.42%     (43.76)%    to      (42.65)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                             --      to       1.25%        --      to         --       25.28%     to       26.86%
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (8.87)%
 2010                             --      to       1.25%      0.01%     to       0.02%      15.82%     to       17.55%
 2009                             --      to       1.25%      0.36%     to       0.60%      27.68%     to       29.01%
 2008                             --      to       1.25%      0.23%     to       1.28%     (47.93)%    to      (46.48)%
HARTFORD INDEX HLS FUND
 2012                             --      to       1.25%      1.56%     to       3.57%      14.14%     to       15.63%
 2011                             --      to       1.25%      1.69%     to       1.76%       0.34%     to        1.81%
 2010                             --      to       1.25%      0.14%     to       1.66%      13.03%     to       14.73%
 2009                             --      to       1.25%      2.37%     to       2.45%      24.25%     to       26.15%
 2008                             --      to       1.25%      2.30%     to       5.12%     (38.05)%    to      (37.11)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.35%     to       1.25%      1.57%     to       1.96%      18.41%     to       19.78%
 2011                           0.35%     to       1.25%      0.05%     to       0.05%     (15.25)%    to      (14.27)%
 2010                             --      to       1.25%      1.12%     to       1.25%      10.10%     to       12.78%
 2009                           0.45%     to       1.25%      2.07%     to       2.74%      31.48%     to       32.86%
 2008                           0.45%     to       1.25%      5.19%     to       5.40%     (43.11)%    to      (39.42)%
HARTFORD MIDCAP HLS FUND
 2012                             --      to       1.25%      0.85%     to       0.86%      17.96%     to       19.44%
 2011                             --      to       1.25%      0.72%     to       0.73%      (9.06)%    to       (7.92)%
 2010                             --      to       1.25%      0.07%     to       0.27%      21.92%     to       23.45%
 2009                             --      to       1.25%      0.59%     to       0.63%      29.33%     to       30.96%
 2008                             --      to       1.25%      0.51%     to       0.57%     (36.13)%    to      (35.32)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2011                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2010                             --      to       1.25%        --      to         --       (1.24)%    to       (1.24)%
 2009                             --      to       1.25%      0.05%     to       0.06%      (1.19)%    to        0.06%
 2008                             --      to       1.25%      1.49%     to       2.13%       0.61%     to        2.14%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                             --      to       1.25%        --      to         --       13.92%     to       15.64%
 2011                           0.35%     to       1.25%        --      to         --       (4.82)%    to       (3.96)%
 2010                           0.50%     to       1.25%        --      to         --       22.30%     to       23.22%
 2009                             --      to       1.25%      0.01%     to       0.01%      27.41%     to       29.29%
 2008                             --      to       1.25%      0.12%     to       0.12%     (41.47)%    to      (40.60)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                  19,989          $14.03      to          $25.44            $278,306
 2011                                  18,424           12.13      to           21.67             220,620
 2010                                  18,928           12.14      to           21.37             229,908
 2009                                  13,350            9.02      to           15.65             118,728
 2008                                   8,423            6.77      to           11.57              56,054
HARTFORD STOCK HLS FUND
 2012                                 458,497           12.49      to           25.71           5,402,432
 2011                                 501,783           11.06      to           22.48           5,179,897
 2010                                 594,961           11.32      to           22.73           6,233,382
 2009                                 677,802            9.24      to           19.80           6,373,827
 2008                                 653,496            7.14      to           13.99           4,348,644
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 166,943           10.99      to           11.36           1,877,480
 2011                                 153,973           10.73      to           11.01           1,682,233
 2010                                  82,750           10.36      to           10.51             866,372
 2009                                  90,671           10.11      to           10.28             922,773
 2008                                 273,679            9.90      to            9.92           2,715,160
HARTFORD VALUE HLS FUND
 2012                                 108,902           12.56      to           13.12           1,391,267
 2011                                 105,389           10.95      to           11.21           1,160,636
 2010                                 107,591           11.29      to           11.44           1,219,018
THE HARTFORD CHECKS AND
 BALANCES FUND
 2012                                  36,389           11.89      to           12.15             438,210
 2011                                  31,420           10.60      to           10.75             335,406
 2010                                   6,842           11.04      to           11.11              75,522
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2012                                  89,678           11.67      to           18.54           1,252,606
 2011                                  84,558           10.57      to           16.61           1,101,637
 2010                                  50,300           10.45      to           10.93             637,026
 2009                                  40,158            9.35      to           14.53             477,504
 2008                                     405            7.40      to            7.42               2,998
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2012                                 373,615           11.17      to           12.00           5,032,546
 2011                                 314,770            9.97      to           10.58           3,885,898
 2010                                 161,272            9.97      to           10.70           1,828,026
 2009                                  76,021            8.85      to            9.03             739,734
 2008                                   2,194            6.90      to            6.92              15,174
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2012                                 361,628           10.98      to           11.80           4,554,766
 2011                                 255,601            9.67      to           10.26           2,890,983
 2010                                 140,838            9.73      to           10.51           1,505,017
 2009                                  66,646            8.56      to            8.73             590,935
 2008                                   2,111            6.72      to            6.74              14,203
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2012                                 134,271           10.74      to           20.90           1,932,825
 2011                                 109,756            9.62      to           18.53           1,433,432
 2010                                  49,934            9.66      to            9.93             556,944
 2009                                   2,539            8.68      to           16.26              40,918

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                             --      to       1.25%        --      to         --       15.65%     to       17.40%
 2011                             --      to       1.25%        --      to         --       (0.08)%    to        1.42%
 2010                             --      to       1.25%        --      to         --       34.52%     to       36.56%
 2009                             --      to       1.25%      0.09%     to       0.09%      33.38%     to       35.28%
 2008                             --      to       1.25%      0.37%     to       0.48%     (38.35)%    to      (38.17)%
HARTFORD STOCK HLS FUND
 2012                             --      to       1.25%      1.33%     to       2.18%      12.96%     to       14.38%
 2011                             --      to       1.25%      1.19%     to       1.42%      (2.57)%    to       (1.09)%
 2010                             --      to       1.25%      0.23%     to       1.18%      13.38%     to       14.80%
 2009                             --      to       1.25%      1.58%     to       1.65%      39.43%     to       41.54%
 2008                             --      to       1.25%      1.51%     to       2.26%     (43.84)%    to      (43.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.50%     to       1.25%      2.86%     to       2.92%       2.41%     to        3.18%
 2011                           0.50%     to       1.25%        --      to       2.24%       3.57%     to        4.35%
 2010                           0.65%     to       1.25%      3.73%     to       4.68%       2.50%     to        3.12%
 2009                             --      to       1.25%      0.03%     to       0.03%       2.10%     to        3.38%
 2008                           0.65%     to       1.25%      0.39%     to       4.45%      (1.23)%    to       (1.02)%
HARTFORD VALUE HLS FUND
 2012                             --      to       1.25%      2.30%     to       2.43%      15.24%     to       16.99%
 2011                             --      to       1.25%      1.60%     to       1.76%      (3.42)%    to       (1.96)%
 2010                             --      to       1.25%      0.58%     to       0.86%      12.88%     to       14.36%
THE HARTFORD CHECKS AND
 BALANCES FUND
 2012                           0.50%     to       1.25%      2.43%     to       3.81%      12.13%     to       12.98%
 2011                           0.50%     to       1.25%      2.23%     to       3.71%      (3.92)%    to       (3.19)%
 2010                           0.50%     to       1.25%      0.81%     to       1.14%       4.94%     to        5.46%
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2012                           0.15%     to       1.25%      3.30%     to       4.07%      10.39%     to       11.61%
 2011                           0.15%     to       1.25%      2.11%     to       2.61%      (0.53)%    to        0.57%
 2010                           0.50%     to       1.25%      1.93%     to       2.26%      11.74%     to       12.42%
 2009                           1.05%     to       1.25%      2.07%     to       3.57%      26.40%     to       45.34%
 2008                           1.05%     to       1.25%     42.07%     to      46.05%     (28.39)%    to      (28.24)%
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2012                             --      to       1.25%      3.67%     to       4.01%      11.98%     to       13.39%
 2011                             --      to       1.25%      1.55%     to       5.15%      (2.31)%    to       (1.08)%
 2010                             --      to       1.25%      2.17%     to       2.60%      12.65%     to       14.05%
 2009                           0.50%     to       1.25%      2.49%     to       2.81%      28.32%     to       29.29%
 2008                           1.05%     to       1.25%     19.05%     to      22.62%     (32.62)%    to      (32.49)%
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2012                             --      to       1.25%      3.77%     to       3.80%      13.53%     to       14.96%
 2011                             --      to       1.25%      1.35%     to       3.80%      (3.62)%    to       (2.40)%
 2010                             --      to       1.25%      1.48%     to       2.34%      13.69%     to       14.98%
 2009                           0.50%     to       1.25%      2.02%     to       2.13%      27.46%     to       28.42%
 2008                           1.05%     to       1.25%     23.31%     to      25.81%     (35.01)%    to      (34.87)%
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2012                           0.15%     to       1.25%      1.84%     to       1.94%      11.58%     to       12.81%
 2011                           0.15%     to       1.25%      1.55%     to       2.14%      (0.36)%    to        0.74%
 2010                           0.50%     to       1.25%      0.76%     to       1.72%      11.29%     to       12.13%
 2009                           0.75%     to       1.25%      0.70%     to       1.37%      22.20%     to       62.63%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2012                                  12,418          $10.28      to          $10.73            $143,650
 2011                                   6,862            8.74      to            9.06              69,404
 2010                                     411            9.70      to            9.96               4,180
THE HARTFORD MIDCAP FUND
 2012                                  25,208           12.81      to           13.08             325,269
 2011                                  20,932           10.91      to           11.06             229,524
 2010                                   3,298           12.03      to           12.10              39,661
THE HARTFORD SMALL COMPANY
 FUND
 2012                                  60,931           10.24      to           11.01             739,864
 2011                                  68,421            9.00      to            9.56             724,652
 2010                                  33,032            9.56      to            9.83             387,770
 2009                                   3,361            7.85      to           16.49              44,554
THE HARTFORD TOTAL RETURN
 BOND FUND
 2012                                  24,220           12.39      to           13.04             307,098
 2011                                  18,693           11.81      to           12.21             223,615
 2010                                  10,618           11.21      to           11.52             120,183
 2009                                   7,931           10.61      to           10.61              84,125
THE HARTFORD HEALTHCARE FUND
 2012                                   5,420           12.12      to           12.76              77,542
 2011                                   4,879           10.23      to           10.68              65,012
 2010                                   1,692            9.61      to           15.91              25,495
 2009                                       8            9.14      to            9.14                  71
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2012                                   6,577           11.11      to           21.08             117,702
 2011                                   5,399            8.90      to           16.82              71,571
 2010                                   3,232            9.95      to           18.59              47,967
 2009                                   1,031            8.60      to            8.60               8,866
THE HARTFORD BALANCED
 ALLOCATION FUND
 2012                                 279,663           11.11      to           11.94           3,309,373
 2011                                 289,390           10.04      to           10.66           3,208,895
 2010                                 236,802           10.14      to           10.79           2,803,769
 2009                                  94,119            9.11      to            9.47             858,433
 2008                                   1,622            7.21      to            7.25              11,690
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2012                                 154,650           11.60      to           12.46           2,142,210
 2011                                 154,054           10.73      to           11.39           1,996,018
 2010                                 175,017           10.60      to           11.20           2,297,217
 2009                                  53,004            9.69      to            9.99             514,427
 2008                                       1            7.78      to            7.78                   8
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2012                                 723,670            9.73      to           12.11           7,293,732
 2011                                 851,294            8.55      to           10.32           7,146,106
 2010                                 658,332           10.08      to           11.81           6,460,516
 2009                                 393,021            8.34      to            8.51           3,294,410
 2008                                  20,776            5.89      to            5.96             122,641

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2012                           0.50%     to       1.25%      1.65%     to       8.92%      17.63%     to       18.51%
 2011                           0.50%     to       1.25%      1.54%     to       1.60%     (14.78)%    to      (14.14)%
 2010                           0.50%     to       1.25%      0.15%     to       0.99%      13.45%     to       14.30%
THE HARTFORD MIDCAP FUND
 2012                           0.50%     to       1.25%        --      to         --       17.42%     to       18.30%
 2011                           0.50%     to       1.25%        --      to         --       (9.31)%    to       (8.62)%
 2010                           0.50%     to       1.25%        --      to         --        7.63%     to        8.17%
THE HARTFORD SMALL COMPANY
 FUND
 2012                             --      to       1.25%        --      to         --       13.73%     to       15.16%
 2011                             --      to       1.25%        --      to         --       (5.80)%    to       (4.62)%
 2010                           0.50%     to       1.25%        --      to         --       21.73%     to       22.64%
 2009                           0.75%     to       1.25%        --      to         --       27.50%     to       64.86%
THE HARTFORD TOTAL RETURN
 BOND FUND
 2012                           0.35%     to       1.25%      2.85%     to       2.87%       5.83%     to        6.79%
 2011                           0.35%     to       1.25%      2.98%     to       3.15%       4.96%     to        5.91%
 2010                           0.50%     to       1.25%      1.80%     to       3.70%       5.70%     to        6.50%
 2009                           1.25%     to       1.25%      3.80%     to       3.80%      11.77%     to       11.77%
THE HARTFORD HEALTHCARE FUND
 2012                           0.35%     to       1.25%        --      to         --       18.43%     to       19.50%
 2011                           0.35%     to       1.25%        --      to         --        6.46%     to        7.43%
 2010                           0.75%     to       1.25%        --      to         --        5.19%     to        5.71%
 2009                           1.25%     to       1.25%        --      to         --       20.12%     to       20.12%
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2012                           0.75%     to       1.25%        --      to         --       24.73%     to       25.35%
 2011                           0.75%     to       1.25%        --      to         --      (10.48)%    to      (10.03)%
 2010                           1.05%     to       1.25%        --      to         --       15.68%     to       15.91%
 2009                           1.25%     to       1.25%        --      to         --       27.86%     to       27.86%
THE HARTFORD BALANCED
 ALLOCATION FUND
 2012                             --      to       1.25%      2.79%     to       3.32%      10.64%     to       12.04%
 2011                             --      to       1.25%      1.86%     to       2.24%      (2.48)%    to       (1.26)%
 2010                             --      to       1.25%      0.77%     to       1.81%      11.40%     to       12.47%
 2009                           0.50%     to       1.25%      1.01%     to       2.37%      26.36%     to       27.09%
 2008                           0.85%     to       1.25%     17.47%     to      29.54%     (30.20)%    to      (29.92)%
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2012                             --      to       1.25%      3.67%     to       3.95%       8.06%     to        9.42%
 2011                             --      to       1.25%      2.38%     to       2.45%       0.47%     to        1.74%
 2010                             --      to       1.25%      1.04%     to       2.61%       9.43%     to       10.49%
 2009                           0.50%     to       1.25%      1.35%     to       3.43%      24.49%     to       25.08%
 2008                           1.25%     to       1.25%        --      to         --      (23.92)%    to      (23.92)%
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2012                           0.50%     to       1.25%      0.68%     to       1.03%      17.38%     to       20.01%
 2011                             --      to       1.25%        --      to       1.41%     (16.30)%    to      (15.24)%
 2010                             --      to       1.25%        --      to         --        7.50%     to       12.92%
 2009                           0.50%     to       1.25%        --      to         --       41.68%     to       42.75%
 2008                           0.50%     to       1.25%     19.79%     to      20.80%     (46.60)%    to      (46.20)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD GROWTH
 ALLOCATION FUND+
 2012                                 279,605          $10.78      to          $11.58          $3,140,328
 2011                                 164,856            9.45      to           10.03           1,606,270
 2010                                 133,386            9.78      to           10.48           1,360,927
 2009                                  65,456            8.64      to            9.04             566,101
 2008                                   1,878            6.77      to            6.77              12,717
THE HARTFORD MONEY MARKET
 2012                                 197,951            9.79      to           10.52           1,996,964
 2011                                 210,642            9.91      to           10.34           2,126,702
 2010                                 161,540           10.03      to           10.32           1,632,250
 2009                                  53,202           10.16      to           10.37             528,689
THE HARTFORD INFLATION PLUS
 FUND
 2012                                 112,891           13.42      to           14.08           1,576,143
 2011                                  92,401           12.78      to           13.24           1,207,254
 2010                                  73,274           11.45      to           11.64             851,406
 2009                                   6,783           10.96      to           11.00              74,329
THE HARTFORD VALUE FUND
 2012                                     248           12.45      to           12.45               3,087
 2011                                     123           10.86      to           10.86               1,341
THE HARTFORD EQUITY INCOME
 FUND
 2012                                  14,568           13.61      to           13.90             199,659
 2011                                   6,598           12.13      to           12.17              80,027
 2010                                     297           11.47      to           11.47               3,407
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2012                                 110,850           18.09      to           18.98           2,032,945
 2011                                  70,687           16.33      to           16.92           1,156,445
 2010                                  21,985           14.74      to           16.85             354,553
 2009                                   3,039           13.15      to           14.73              40,537
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2012                                 202,226           18.90      to           19.83           3,855,300
 2011                                 178,668           16.82      to           17.42           3,024,106
 2010                                 128,822           15.06      to           17.63           2,223,292
 2009                                     442           13.40      to           15.35               6,029
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2012                                  80,067           20.24      to           21.23           1,630,619
 2011                                  65,840           17.64      to           18.27           1,165,692
 2010                                  32,456           15.61      to           18.69             592,790
 2009                                   2,222           13.72      to           16.10              35,155
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2012                                  83,524           20.51      to           21.51           1,736,457
 2011                                  54,259           17.93      to           18.58             980,019
 2010                                  15,515           15.81      to           19.13             287,726
 2009                                   1,377           13.81      to           16.39              21,948
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2012                                  62,786           20.68      to           21.69           1,319,583
 2011                                  53,423           18.09      to           18.74             972,666
 2010                                  21,990           15.95      to           19.42             416,910
 2009                                     101           13.94      to           16.63               1,431

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD GROWTH
 ALLOCATION FUND+
 2012                             --      to       1.25%      2.97%     to       3.24%      14.02%     to       15.45%
 2011                             --      to       1.25%      1.06%     to       1.20%      (5.50)%    to       (4.31)%
 2010                             --      to       1.25%      0.63%     to       1.01%      13.21%     to       14.36%
 2009                           0.50%     to       1.25%      1.01%     to       1.60%      27.53%     to       28.02%
 2008                           1.25%     to       1.25%     22.45%     to      22.45%     (35.23)%    to      (35.23)%
THE HARTFORD MONEY MARKET
 2012                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2011                           0.35%     to       1.25%        --      to         --       (1.24)%    to       (0.35)%
 2010                           0.50%     to       1.25%        --      to         --       (1.24)%    to       (0.50)%
 2009                           0.50%     to       1.25%        --      to         --       (1.21)%    to       (0.47)%
THE HARTFORD INFLATION PLUS
 FUND
 2012                             --      to       1.25%      0.83%     to       1.00%       4.99%     to        6.31%
 2011                             --      to       1.25%      0.02%     to       2.44%      11.63%     to       13.04%
 2010                           0.35%     to       1.25%      0.90%     to       1.44%       4.54%     to        5.48%
 2009                           0.75%     to       1.25%      0.25%     to       1.61%       9.56%     to       10.01%
THE HARTFORD VALUE FUND
 2012                           1.25%     to       1.25%      3.27%     to       3.27%      14.65%     to       14.65%
 2011                           1.25%     to       1.25%      2.25%     to       2.25%      (3.54)%    to       (3.54)%
THE HARTFORD EQUITY INCOME
 FUND
 2012                           0.50%     to       1.25%      0.85%     to       2.23%      12.18%     to       13.02%
 2011                           1.05%     to       1.25%      1.12%     to       2.32%       5.73%     to        5.94%
 2010                           1.25%     to       1.25%      0.52%     to       0.52%       5.54%     to        5.54%
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2012                             --      to       1.25%      4.26%     to       5.39%      10.79%     to       12.18%
 2011                             --      to       1.25%      1.84%     to       2.53%      (0.83)%    to        0.42%
 2010                             --      to       1.25%      1.93%     to       2.15%      12.11%     to       13.41%
 2009                           1.05%     to       1.25%      6.70%     to       7.97%      31.50%     to       47.28%
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2012                             --      to       1.25%      2.95%     to       3.63%      12.38%     to       13.79%
 2011                             --      to       1.25%      1.53%     to       1.56%      (2.40)%    to       (1.17)%
 2010                             --      to       1.25%      1.22%     to       1.80%      12.41%     to       13.71%
 2009                           1.25%     to       1.25%      1.54%     to       2.83%      33.95%     to       53.47%
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2012                             --      to       1.25%      3.40%     to       3.49%      14.75%     to       16.19%
 2011                             --      to       1.25%      1.48%     to       1.54%      (3.46)%    to       (2.21)%
 2010                             --      to       1.25%      1.43%     to       1.77%      13.74%     to       15.06%
 2009                           1.05%     to       1.25%      2.97%     to       3.89%      37.22%     to       61.02%
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2012                             --      to       1.25%      3.73%     to       3.99%      14.39%     to       15.82%
 2011                             --      to       1.25%      1.63%     to       1.95%      (4.12)%    to       (2.92)%
 2010                             --      to       1.25%      1.30%     to       1.38%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      2.30%     to       4.21%      38.15%     to       63.87%
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2012                             --      to       1.25%      2.91%     to       4.17%      14.29%     to       15.72%
 2011                             --      to       1.25%      0.81%     to       1.63%      (4.69)%    to       (3.49)%
 2010                             --      to       1.25%      1.06%     to       1.07%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      3.54%     to       3.82%      39.37%     to       66.32%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2012                                  35,106          $20.54      to          $21.54            $721,067
 2011                                  28,194           17.94      to           18.59             505,721
 2010                                  10,798           15.91      to           19.39             200,583
 2009                                     322           16.58      to           16.61               5,335
THE HARTFORD BALANCED INCOME
 FUND
 2012                                   1,970           11.76      to           11.81              23,251
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2012                                     319           10.14      to           10.18               3,229
 2011                                      79            8.14      to            8.14                 643
THE HARTFORD MIDCAP VALUE
 FUND
 2012                                      50           10.55      to           10.55                 529
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2012                                  45,944           11.36      to           12.28             550,180
 2011                                  60,239            9.71      to           10.40             612,603
 2010                                  66,457           10.30      to           10.93             713,080
 2009                                  64,969            8.72      to            9.17             584,719
 2008                                  60,740            6.59      to            6.87             411,596
INVESCO V.I. TECHNOLOGY FUND
 2012                                  19,960           12.05      to           12.05             240,487
 2011                                  10,765           10.90      to           10.90             117,373
 2010                                  12,017           11.56      to           11.56             138,970
 2009                                   6,898            9.60      to            9.60              66,221
 2008                                   4,364            6.14      to            6.14              26,805
INVESCO LEISURE FUND
 2012                                  26,794           14.97      to           15.03             414,291
 2011                                  30,057           11.93      to           12.06             369,175
 2010                                  32,383           12.48      to           12.71             417,055
 2009                                  33,326           10.58      to           12.34             359,048
 2008                                  36,255            8.14      to            9.37             296,733
INVESCO TECHNOLOGY FUND
 2012                                  37,621            9.90      to           11.00             348,854
 2011                                  48,851            9.06      to            9.97             410,879
 2010                                  68,649            9.48      to           10.34             609,198
 2009                                  66,348            4.28      to            7.94             484,922
 2008                                  43,818            5.08      to            5.45             211,756
IVY GLOBAL NATURAL RESOURCES
 FUND
 2012                                 227,902            6.15      to            9.92           1,828,737
 2011                                 234,101            6.14      to           10.00           1,882,675
 2010                                 197,535            7.84      to           12.88           2,009,548
 2009                                 145,772            6.71      to           11.13           1,290,981
 2008                                  77,010            3.84      to            6.43             392,361
IVY LARGE CAP GROWTH FUND
 2012                                 111,082           11.98      to           12.95           1,306,004
 2011                                 100,980            9.70      to           11.86           1,035,520
 2010                                  71,497            9.54      to           11.77             720,957
 2009                                  25,502            9.18      to           10.44             237,849
 2008                                     113            7.40      to            8.48                 888

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2012                             --      to       1.25%      3.31%     to       3.85%      14.46%     to       15.90%
 2011                             --      to       1.25%      1.13%     to       2.26%      (5.34)%    to       (4.15)%
 2010                             --      to       1.25%      1.10%     to       1.29%      14.35%     to       15.76%
 2009                           1.05%     to       1.25%      0.76%     to       1.07%      65.80%     to       66.08%
THE HARTFORD BALANCED INCOME
 FUND
 2012                           1.05%     to       1.25%      0.70%     to       3.30%      11.37%     to       11.60%
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2012                           1.05%     to       1.25%      0.65%     to       3.10%      24.65%     to       24.90%
 2011                           1.25%     to       1.25%      1.57%     to       1.57%     (18.63)%    to      (18.63)%
THE HARTFORD MIDCAP VALUE
 FUND
 2012                           1.25%     to       1.25%      3.04%     to       3.04%      22.79%     to       22.79%
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2012                           0.35%     to       1.25%      2.31%     to       2.34%      17.01%     to       18.06%
 2011                           0.35%     to       1.25%      1.79%     to       1.96%      (5.68)%    to       (4.83)%
 2010                           0.35%     to       1.25%      0.06%     to       0.10%      18.08%     to       19.15%
 2009                           0.35%     to       1.25%      3.14%     to       3.22%      32.27%     to       33.47%
 2008                           0.35%     to       1.25%      1.81%     to       2.02%     (47.67)%    to      (47.20)%
INVESCO V.I. TECHNOLOGY FUND
 2012                           0.70%     to       0.70%        --      to         --       10.50%     to       10.50%
 2011                           0.70%     to       0.70%      0.18%     to       0.18%      (5.72)%    to       (5.72)%
 2010                           0.70%     to       0.70%        --      to         --       20.46%     to       20.46%
 2009                           0.70%     to       0.70%        --      to         --       56.30%     to       56.30%
 2008                           0.70%     to       0.70%        --      to         --      (44.89)%    to      (44.89)%
INVESCO LEISURE FUND
 2012                           0.50%     to       1.25%      0.13%     to       0.14%      24.63%     to       25.57%
 2011                           0.50%     to       1.25%        --      to         --       (5.14)%    to       (4.43)%
 2010                           0.50%     to       1.25%      0.14%     to       0.15%      20.12%     to       21.03%
 2009                             --      to       1.25%      1.93%     to       1.96%      29.99%     to       31.62%
 2008                             --      to       1.25%        --      to         --      (43.45)%    to      (42.73)%
INVESCO TECHNOLOGY FUND
 2012                           0.35%     to       1.25%      0.58%     to       1.42%       9.32%     to       10.31%
 2011                           0.35%     to       1.25%        --      to         --       (4.44)%    to       (3.58)%
 2010                           0.35%     to       1.25%        --      to         --       19.38%     to       20.46%
 2009                             --      to       1.25%        --      to         --       56.17%     to       58.14%
 2008                           0.35%     to       1.25%        --      to         --      (45.25)%    to      (44.75)%
IVY GLOBAL NATURAL RESOURCES
 FUND
 2012                           0.35%     to       1.25%      0.40%     to       0.45%      (0.76)%    to        0.14%
 2011                           0.35%     to       1.25%        --      to         --      (22.37)%    to      (21.66)%
 2010                           0.35%     to       1.25%        --      to         --       15.74%     to       16.78%
 2009                           0.35%     to       1.25%        --      to         --       72.97%     to       74.53%
 2008                           0.35%     to       1.25%      0.08%     to       0.12%     (61.76)%    to      (61.41)%
IVY LARGE CAP GROWTH FUND
 2012                             --      to       1.25%      0.28%     to       0.28%       9.19%     to       10.56%
 2011                           0.35%     to       1.25%        --      to         --        0.78%     to        1.69%
 2010                           0.35%     to       1.25%      0.16%     to       0.23%      12.71%     to       13.72%
 2009                           0.50%     to       1.25%      0.82%     to       1.04%      23.13%     to       24.05%
 2008                           0.50%     to       1.25%      0.39%     to       1.81%     (38.84)%    to      (38.38)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
IVY SCIENCE & TECHNOLOGY FUND
 2012                                  29,337          $14.72      to          $15.80            $438,472
 2011                                  24,128           11.77      to           12.48             286,957
 2010                                  15,889           12.43      to           13.01             196,675
 2009                                   3,894           11.35      to           11.57              44,176
 2008                                     174            8.22      to            8.32               1,420
IVY ASSET STRATEGY FUND
 2012                                  92,828           14.34      to           15.04           1,355,970
 2011                                  80,362           12.16      to           12.48             991,284
 2010                                  58,617           13.34      to           13.56             789,469
 2009                                   1,236           12.31      to           12.36              15,237
JANUS ASPEN FORTY PORTFOLIO
 2012                                 119,154           14.65      to           14.65           1,745,685
 2011                                 128,767           11.88      to           11.88           1,530,099
 2010                                 171,444           12.82      to           12.82           2,198,738
 2009                                 187,295           12.10      to           12.10           2,265,950
 2008                                 189,541            8.33      to            8.37           1,578,113
JANUS ASPEN WORLDWIDE
 PORTFOLIO
 2012                                  21,750           10.66      to           10.66             231,779
 2011                                  23,223            8.94      to            8.94             207,534
 2010                                  35,321           10.43      to           10.43             368,517
 2009                                  40,005            9.07      to            9.07             362,858
 2008                                  45,667            6.63      to            6.63             302,920
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2012                                   3,372           14.87      to           14.87              50,162
 2011                                   2,313           12.77      to           12.77              29,541
 2010                                   6,449           13.05      to           13.05              84,136
 2009                                   2,580           10.44      to           10.44              26,930
 2008                                   4,216            7.26      to            7.30              30,665
JANUS ASPEN BALANCED
 PORTFOLIO
 2012                                  29,288           14.64      to           14.64             428,887
 2011                                  36,460           12.98      to           12.98             473,210
 2010                                  21,261           12.86      to           12.86             273,401
 2009                                  24,502           11.95      to           11.95             292,747
 2008                                  19,598            9.56      to            9.56             187,314
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2012                                  30,056            9.02      to           11.99             357,633
 2011                                  31,541            7.95      to           10.64             333,147
 2010                                  40,137           11.72      to           15.80             630,324
 2009                                  31,829           12.70      to           12.80             404,187
 2008                                  24,650            7.12      to            7.16             175,550
JANUS FLEXIBLE BOND FUND
 2012                                   2,409           12.88      to           12.88              31,036
 2011                                   1,973           12.04      to           12.04              23,751
 2010                                   1,611           11.39      to           11.39              18,345
 2009                                   1,191           10.66      to           10.66              12,694
 2008                                      32           10.93      to           10.93                 340

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
IVY SCIENCE & TECHNOLOGY FUND
 2012                             --      to       1.25%        --      to         --       25.06%     to       26.63%
 2011                             --      to       1.25%        --      to         --       (5.31)%    to       (4.12)%
 2010                             --      to       1.25%        --      to         --        9.57%     to       10.95%
 2009                           0.50%     to       1.25%        --      to         --       38.06%     to       39.10%
 2008                           0.50%     to       1.25%        --      to         --      (28.52)%    to      (27.98)%
IVY ASSET STRATEGY FUND
 2012                             --      to       1.25%      2.33%     to       3.08%      17.86%     to       19.34%
 2011                           0.35%     to       1.25%      1.24%     to       1.45%      (8.82)%    to       (7.99)%
 2010                           0.35%     to       1.25%      0.27%     to       0.35%       8.40%     to        9.38%
 2009                           0.75%     to       1.25%      0.43%     to       0.44%      23.07%     to       23.58%
JANUS ASPEN FORTY PORTFOLIO
 2012                           0.70%     to       0.70%      0.70%     to       0.70%      23.29%     to       23.29%
 2011                           0.70%     to       0.70%      0.36%     to       0.36%      (7.35)%    to       (7.35)%
 2010                           0.70%     to       0.70%      0.35%     to       0.35%       6.01%     to        6.01%
 2009                           0.70%     to       0.70%      0.04%     to       0.04%      45.32%     to       45.32%
 2008                           0.45%     to       0.70%      0.07%     to       0.19%     (45.88)%    to      (44.54)%
JANUS ASPEN WORLDWIDE
 PORTFOLIO
 2012                           0.70%     to       0.70%      0.88%     to       0.88%      19.24%     to       19.24%
 2011                           0.70%     to       0.70%      0.54%     to       0.54%     (14.34)%    to      (14.34)%
 2010                           0.70%     to       0.70%      0.62%     to       0.62%      15.03%     to       15.03%
 2009                           0.70%     to       0.70%      1.44%     to       1.44%      36.74%     to       36.74%
 2008                           0.70%     to       0.70%      2.04%     to       2.04%     (45.05)%    to      (45.05)%
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2012                           0.70%     to       0.70%        --      to         --       16.47%     to       16.47%
 2011                           0.70%     to       0.70%        --      to         --       (2.11)%    to       (2.11)%
 2010                           0.70%     to       0.70%      0.05%     to       0.05%      24.97%     to       24.97%
 2009                           0.70%     to       0.70%        --      to         --       43.82%     to       43.82%
 2008                           0.45%     to       0.70%      0.48%     to       0.65%     (44.11)%    to      (44.03)%
JANUS ASPEN BALANCED
 PORTFOLIO
 2012                           0.70%     to       0.70%      2.82%     to       2.82%      12.83%     to       12.83%
 2011                           0.70%     to       0.70%      2.96%     to       2.96%       0.93%     to        0.93%
 2010                           0.70%     to       0.70%      2.83%     to       2.83%       7.63%     to        7.63%
 2009                           0.70%     to       0.70%      3.12%     to       3.12%      25.01%     to       25.01%
 2008                           0.70%     to       0.70%      4.46%     to       4.46%     (16.43)%    to      (16.43)%
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2012                             --      to       0.70%      0.70%     to       0.70%      12.68%     to       13.47%
 2011                             --      to       0.70%      0.43%     to       0.47%     (32.64)%    to      (32.17)%
 2010                             --      to       0.70%      0.23%     to       0.71%      17.19%     to       24.43%
 2009                           0.45%     to       0.70%      0.56%     to       0.57%      78.31%     to       78.75%
 2008                           0.45%     to       0.70%      1.73%     to       1.73%     (52.81)%    to      (52.45)%
JANUS FLEXIBLE BOND FUND
 2012                           0.50%     to       0.50%      3.97%     to       3.97%       7.02%     to        7.02%
 2011                           0.50%     to       0.50%      3.71%     to       3.71%       5.72%     to        5.72%
 2010                           0.50%     to       0.50%      6.65%     to       6.65%       6.80%     to        6.80%
 2009                           0.50%     to       0.50%      2.00%     to       2.00%       6.61%     to        6.61%
 2008                           0.50%     to       0.50%      3.61%     to       3.61%       5.63%     to        5.63%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JANUS FORTY FUND
 2012                                 423,718          $11.90      to          $17.71          $6,966,627
 2011                                 425,876            9.66      to           14.50           5,623,940
 2010                                 401,951           10.46      to           15.84           5,621,902
 2009                                 379,042           15.19      to           16.76           5,289,248
 2008                                 273,050           10.71      to           11.68           2,757,906
JANUS BALANCED FUND
 2012                                 125,273           13.59      to           14.20           1,757,350
 2011                                 135,931           12.22      to           12.60           1,696,099
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526
 2008                                  89,083            5.22      to            6.87             155,814
JANUS ENTERPRISE FUND
 2012                                  39,363           17.66      to           18.13             707,797
 2011                                  41,679           15.24      to           15.53             643,365
 2010                                  35,004           15.77      to           15.95             556,228
 2009                                  24,345           12.73      to           12.77             310,395
JANUS OVERSEAS FUND
 2012                                 626,694           10.89      to           11.37           7,006,378
 2011                                 615,749            9.83      to           10.14           6,163,069
 2010                                 583,756           14.84      to           15.12           8,762,044
 2009                                 435,145           12.63      to           12.71           5,516,532
JANUS WORLDWIDE FUND
 2012                                  26,864           13.97      to           14.59             384,296
 2011                                  26,141           11.83      to           12.20             314,303
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526
 2008                                  89,083            5.22      to            6.87             155,814
PERKINS MID CAP VALUE FUND
 2012                                  65,427           14.46      to           15.10             973,684
 2011                                  50,428           13.31      to           13.73             685,150
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2012                                  77,006           21.94      to           22.88           1,741,191
 2011                                  41,499           19.17      to           19.77             815,796
 2010                                   9,691           19.01      to           19.32             186,120
 2009                                   3,947           16.04      to           16.14              63,579
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2012                                  27,875           19.92      to           20.89             572,979
 2011                                  16,941           17.85      to           18.49             306,539
 2010                                  11,789           18.80      to           19.24             224,087
 2009                                      21           17.73      to           17.84                 381
JPMORGAN CORE BOND FUND
 2012                                  95,971           12.49      to           13.10           1,239,493
 2011                                  89,747           12.06      to           12.50           1,113,081
 2010                                  95,047           11.40      to           11.66           1,104,722
 2009                                   1,258           10.78      to           10.78              13,560

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JANUS FORTY FUND
 2012                           0.35%     to       1.25%      0.25%     to       0.27%      22.11%     to       23.22%
 2011                           0.35%     to       1.25%      0.24%     to       0.27%      (8.47)%    to       (7.65)%
 2010                           0.35%     to       1.25%        --      to         --        4.30%     to        5.25%
 2009                             --      to       1.25%        --      to         --       41.76%     to       43.53%
 2008                             --      to       1.25%        --      to         --      (44.72)%    to      (44.02)%
JANUS BALANCED FUND
 2012                             --      to       1.25%      2.07%     to       2.15%      11.28%     to       12.68%
 2011                             --      to       1.25%      1.86%     to       2.00%      (0.19)%    to        1.07%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%
 2008                           0.50%     to       1.25%      0.80%     to       0.89%     (45.39)%    to      (44.98)%
JANUS ENTERPRISE FUND
 2012                           0.50%     to       1.25%        --      to         --       15.88%     to       16.75%
 2011                           0.50%     to       1.25%        --      to         --       (3.32)%    to       (2.60)%
 2010                           0.50%     to       1.25%        --      to         --       23.90%     to       24.83%
 2009                           0.50%     to       1.25%        --      to         --       27.27%     to       27.73%
JANUS OVERSEAS FUND
 2012                             --      to       1.25%      3.18%     to       3.32%      10.70%     to       12.09%
 2011                             --      to       1.25%        --      to         --      (33.76)%    to      (32.92)%
 2010                             --      to       1.25%        --      to         --       17.50%     to       18.97%
 2009                             --      to       1.25%      0.29%     to       0.32%      26.34%     to       27.12%
JANUS WORLDWIDE FUND
 2012                             --      to       1.25%      0.83%     to       0.92%      18.07%     to       19.55%
 2011                             --      to       1.25%      0.54%     to       4.37%     (15.12)%    to      (14.05)%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%
 2008                           0.50%     to       1.25%      0.80%     to       0.89%     (45.39)%    to      (44.98)%
PERKINS MID CAP VALUE FUND
 2012                             --      to       1.25%      0.63%     to       0.71%       8.62%     to        9.99%
 2011                             --      to       1.25%      0.93%     to       1.38%      (3.94)%    to       (2.73)%
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2012                           0.15%     to       1.25%      0.13%     to       0.15%      14.45%     to       15.71%
 2011                           0.15%     to       1.25%      0.07%     to       0.09%       0.84%     to        1.95%
 2010                           0.35%     to       1.25%        --      to         --       18.49%     to       19.56%
 2009                           0.50%     to       1.25%      0.65%     to       0.89%      60.43%     to       61.43%
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2012                             --      to       1.25%        --      to         --       11.56%     to       12.97%
 2011                             --      to       1.25%        --      to         --       (5.05)%    to       (3.86)%
 2010                             --      to       1.25%        --      to         --        6.03%     to        7.37%
 2009                           0.50%     to       1.25%        --      to         --       77.34%     to       78.44%
JPMORGAN CORE BOND FUND
 2012                             --      to       1.25%      2.73%     to       2.74%       3.52%     to        4.82%
 2011                             --      to       1.25%      3.50%     to       3.51%       5.85%     to        7.18%
 2010                             --      to       1.25%      1.50%     to       3.74%       5.74%     to        7.07%
 2009                           1.25%     to       1.25%      4.51%     to       4.51%       7.79%     to        7.79%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP EQUITY
 FUND
 2012                                   9,867          $23.71      to          $24.40            $239,697
 2011                                  11,159           20.38      to           20.82             230,948
 2010                                   9,522           20.11      to           20.39             193,478
 2009                                   5,420           16.17      to           16.27              87,943
JPMORGAN SMALL CAP GROWTH
 FUND
 2012                                  35,399           24.96      to           26.18             910,163
 2011                                  39,811           22.52      to           23.32             917,137
 2010                                  35,463           23.63      to           24.18             855,475
 2009                                   2,259           17.89      to           17.89              40,416
JPMORGAN SMALL CAP VALUE FUND
 2012                                  18,306           25.48      to           26.73             486,419
 2011                                  17,428           21.47      to           22.02             382,720
 2010                                  12,481           22.68      to           23.05             287,540
JPMORGAN U.S. REAL ESTATE
 FUND
 2012                                   5,705           33.74      to           34.39             194,527
 2011                                   5,092           29.69      to           30.11             152,693
 2010                                   1,721           28.36      to           28.62              48,963
 2009                                     113           22.03      to           22.03               2,492
JPMORGAN U.S. EQUITY FUND
 2012                                  16,054           12.79      to           13.25             210,609
 2011                                   3,044           11.07      to           11.07              33,715
 2010                                      90           11.42      to           11.42               1,022
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2012                                  32,465           10.76      to           11.02             352,739
 2011                                  22,129            9.91      to           10.00             219,428
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2012                                  56,366           10.83      to           11.09             619,510
 2011                                  30,549            9.75      to            9.86             299,084
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2012                                  58,827           10.86      to           11.12             649,582
 2011                                  20,759            9.63      to            9.73             201,343
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2012                                 111,582           10.79      to           11.05           1,211,362
 2011                                  27,605            9.43      to            9.45             260,662
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2012                                  99,340           10.69      to           10.95           1,083,448
 2011                                  79,785            9.26      to            9.37             746,195
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2012                                  40,082           10.67      to           10.93             432,136
 2011                                   9,883            9.17      to            9.18              90,677
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2012                                  58,873           10.67      to           10.92             640,822
 2011                                  40,086            9.16      to            9.26             370,646
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2012                                  25,280           10.68      to           10.93             273,574
 2011                                   4,593            9.15      to            9.17              42,101

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP EQUITY
 FUND
 2012                           0.50%     to       1.25%      1.06%     to       1.38%      16.31%     to       17.18%
 2011                           0.50%     to       1.25%      0.32%     to       0.37%       1.33%     to        2.10%
 2010                           0.50%     to       1.25%      0.20%     to       0.26%      24.44%     to       25.37%
 2009                           0.50%     to       1.25%      0.47%     to       0.53%      61.65%     to       62.65%
JPMORGAN SMALL CAP GROWTH
 FUND
 2012                             --      to       1.25%        --      to         --       10.84%     to       12.23%
 2011                             --      to       1.25%        --      to         --       (4.73)%    to       (3.53)%
 2010                             --      to       1.25%        --      to         --       32.11%     to       33.77%
 2009                           1.25%     to       1.25%        --      to         --       78.89%     to       78.89%
JPMORGAN SMALL CAP VALUE FUND
 2012                             --      to       1.25%      0.87%     to       0.91%      18.69%     to       20.18%
 2011                           0.35%     to       1.25%      1.04%     to       1.05%      (5.33)%    to       (4.48)%
 2010                           0.35%     to       1.25%      0.15%     to       0.27%      23.92%     to       25.04%
JPMORGAN U.S. REAL ESTATE
 FUND
 2012                           0.75%     to       1.25%      2.01%     to       2.12%      13.62%     to       14.19%
 2011                           0.75%     to       1.25%      1.98%     to       2.63%       4.70%     to        5.22%
 2010                           0.75%     to       1.25%      2.16%     to       2.90%      28.75%     to       29.39%
 2009                           1.25%     to       1.25%        --      to         --      120.28%     to      120.28%
JPMORGAN U.S. EQUITY FUND
 2012                             --      to       1.25%      0.88%     to       1.19%      15.47%     to       16.92%
 2011                           1.25%     to       1.25%      1.16%     to       1.16%      (3.03)%    to       (3.03)%
 2010                           1.25%     to       1.25%        --      to         --        5.21%     to        5.21%
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2012                             --      to       1.25%      2.50%     to       3.15%       8.79%     to       10.16%
 2011                             --      to       1.05%      0.99%     to       2.41%      (0.90)%    to        0.03%
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2012                             --      to       1.25%      2.74%     to       2.80%      11.07%     to       12.47%
 2011                             --      to       1.25%      1.11%     to       1.91%      (2.50)%    to       (1.41)%
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2012                             --      to       1.25%      2.66%     to       2.72%      12.86%     to       14.28%
 2011                             --      to       1.25%      1.07%     to       2.15%      (3.75)%    to       (2.67)%
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2012                             --      to       1.25%      1.85%     to       3.15%      14.39%     to       15.83%
 2011                           1.05%     to       1.25%      1.46%     to       2.74%      (5.70)%    to       (5.53)%
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2012                             --      to       1.25%      2.22%     to       2.29%      15.43%     to       16.88%
 2011                             --      to       1.25%      1.09%     to       3.55%      (7.36)%    to       (6.33)%
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2012                             --      to       1.25%      1.86%     to       2.26%      16.42%     to       17.88%
 2011                           1.05%     to       1.25%      1.83%     to       2.83%      (8.34)%    to       (8.18)%
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2012                             --      to       1.25%      1.83%     to       2.23%      16.48%     to       17.94%
 2011                             --      to       1.25%      1.14%     to       9.73%      (8.43)%    to       (7.40)%
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2012                             --      to       1.25%      1.40%     to       1.65%      16.66%     to       18.13%
 2011                           1.05%     to       1.25%      2.02%     to       2.79%      (8.47)%    to       (8.31)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2012                                  74,979          $10.67      to          $10.92            $818,277
 2011                                  54,507            9.17      to            9.26             504,519
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2012                                  10,862           10.76      to           10.76             116,835
 2011                                  19,568            9.90      to            9.90             193,759
JP MORGAN SMART RETIREMENT
 2055 FUND
 2012                                      26           10.56      to           10.59                 281
JP MORGAN PRIME MONEY MARKET
 FUND
 2012                                 180,179            9.65      to            9.86           1,755,670
 2011                                 160,193            9.77      to            9.91           1,574,676
 2010                                 178,330            9.90      to            9.96           1,772,048
KEELEY SMALL CAP VALUE FUND
 2012                                 107,664           13.63      to           28.60           1,674,317
 2011                                 103,301           11.14      to           23.15           1,321,914
 2010                                 109,109           12.17      to           12.82           1,504,908
 2009                                 106,570            9.78      to           10.18           1,170,780
 2008                                  89,799            8.14      to           16.32             815,779
LOOMIS SAYLES BOND FUND
 2012                                  35,363           17.88      to           18.76             642,423
 2011                                  29,186           15.82      to           16.39             468,435
 2010                                  21,762           15.53      to           15.88             341,457
 2009                                       2           13.92      to           13.92                  34
LKCM AQUINAS GROWTH FUND
 2012                                   4,984           12.90      to           12.90              64,290
 2011                                   1,241           11.79      to           11.79              14,638
LKCM AQUINAS VALUE FUND
 2012                                   5,789           13.05      to           13.12              75,697
 2011                                   4,154           11.79      to           11.84              49,048
 2010                                   2,462           11.89      to           11.89              29,263
LORD ABBETT AFFILIATED FUND
 2012                                  74,527            8.71      to           10.14             676,019
 2011                                  79,697            7.55      to            8.86             642,500
 2010                                  68,317            8.23      to            9.43             632,477
 2009                                  47,755            7.24      to            8.62             397,940
 2008                                  20,681            6.09      to            7.10             146,187
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                 209,025           14.86      to           15.92           3,426,254
 2011                                 151,397           13.59      to           14.38           2,256,640
 2010                                  68,931           10.90      to           11.70           1,138,292
 2009                                  48,789            8.83      to           17.19             568,025
 2008                                  12,280            7.11      to           13.73             103,741
LORD ABBETT BOND DEBENTURE
 FUND
 2012                                 141,121           14.02      to           15.02           2,035,441
 2011                                 133,268           12.42      to           13.43           1,716,829
 2010                                 110,460           12.00      to           12.95           1,383,308
 2009                                  76,530           10.66      to           11.73             873,138
 2008                                  31,367            7.90      to            8.69             265,542

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2012                             --      to       1.25%      1.69%     to       2.05%      16.54%     to       18.00%
 2011                             --      to       1.05%      1.12%     to       2.79%      (8.29)%    to       (7.43)%
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2012                           1.25%     to       1.25%      2.22%     to       2.22%       8.63%     to        8.63%
 2011                           1.25%     to       1.25%      1.02%     to       1.02%      (0.98)%    to       (0.98)%
JP MORGAN SMART RETIREMENT
 2055 FUND
 2012                           0.65%     to       1.05%      1.59%     to       1.81%       5.62%     to        5.92%
JP MORGAN PRIME MONEY MARKET
 FUND
 2012                           0.50%     to       1.25%      0.01%     to       0.01%      (1.23)%    to       (0.49)%
 2011                           0.50%     to       1.25%      0.01%     to       0.01%      (1.23)%    to       (0.49)%
 2010                           0.50%     to       1.25%      0.01%     to       0.01%      (0.82)%    to       (0.32)%
KEELEY SMALL CAP VALUE FUND
 2012                             --      to       1.25%      0.24%     to       0.31%      22.28%     to       23.54%
 2011                             --      to       1.25%        --      to         --       (8.44)%    to       (7.29)%
 2010                             --      to       1.25%        --      to         --       24.42%     to       25.98%
 2009                             --      to       1.25%      0.19%     to       0.23%      20.16%     to       21.67%
 2008                             --      to       1.25%        --      to         --      (40.92)%    to      (40.18)%
LOOMIS SAYLES BOND FUND
 2012                             --      to       1.25%      5.26%     to       5.58%      13.01%     to       14.43%
 2011                             --      to       1.25%      5.48%     to       5.63%       1.92%     to        3.20%
 2010                             --      to       1.25%      1.03%     to       5.75%      11.54%     to       12.95%
 2009                           1.25%     to       1.25%      0.95%     to       0.95%      39.19%     to       39.19%
LKCM AQUINAS GROWTH FUND
 2012                           1.05%     to       1.05%        --      to         --        9.37%     to        9.37%
 2011                           1.05%     to       1.05%        --      to         --        0.44%     to        0.44%
LKCM AQUINAS VALUE FUND
 2012                           1.05%     to       1.25%      0.53%     to       0.77%      10.62%     to       10.84%
 2011                           1.05%     to       1.25%      0.15%     to       0.20%      (0.79)%    to       (0.59)%
 2010                           1.25%     to       1.25%      0.05%     to       0.05%       6.53%     to        6.53%
LORD ABBETT AFFILIATED FUND
 2012                           0.50%     to       1.25%      1.61%     to       1.64%      14.46%     to       15.32%
 2011                           0.50%     to       1.25%      1.09%     to       1.24%      (9.04)%    to       (8.30)%
 2010                           0.50%     to       1.25%      0.76%     to       0.95%      12.89%     to       13.73%
 2009                           0.50%     to       1.25%      0.49%     to       0.53%      17.91%     to       18.79%
 2008                           0.50%     to       1.25%      2.45%     to       2.45%     (37.93)%    to      (37.45)%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                             --      to       1.25%      0.53%     to       0.73%       9.36%     to       10.74%
 2011                             --      to       1.25%        --      to       0.04%      (5.22)%    to       (3.92)%
 2010                           0.35%     to       1.25%      0.22%     to       0.44%      17.55%     to       18.80%
 2009                           0.50%     to       1.25%      0.01%     to       0.06%      24.17%     to       25.23%
 2008                           0.50%     to       1.25%      2.78%     to       5.64%     (29.80)%    to      (29.11)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                           0.35%     to       1.25%      5.97%     to       5.97%      11.86%     to       12.88%
 2011                           0.35%     to       1.25%      6.04%     to       6.12%       2.58%     to        3.51%
 2010                           0.35%     to       1.25%      5.96%     to       6.16%      11.39%     to       12.61%
 2009                           0.35%     to       1.25%      7.04%     to       7.62%      33.76%     to       34.97%
 2008                           0.35%     to       1.25%      7.20%     to       7.34%     (21.49)%    to      (20.54)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2012                                  20,293          $11.99      to          $13.40            $242,742
 2011                                  20,274           10.47      to           11.94             214,230
 2010                                  11,130           11.72      to           13.46             133,485
 2009                                   8,386            9.46      to            9.58              83,013
 2008                                     397            6.61      to            7.71               2,734
LORD ABBETT CLASSIC STOCK
 FUND
 2012                                  12,494           10.41      to           11.62             125,115
 2011                                  11,919            9.10      to           10.24             106,489
 2010                                   8,905            9.97      to           11.33              88,097
 2009                                   7,388            8.64      to            8.81              64,812
 2008                                     511            7.01      to            8.11               4,023
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                  21,520           12.33      to           12.66             226,957
 2011                                  20,705           11.06      to           11.31             194,984
 2010                                  19,592           11.23      to           11.44             186,837
 2009                                  10,312            8.31      to           10.05              86,730
 2008                                     289            8.15      to            8.24               2,316
LORD ABBETT TOTAL RETURN FUND
 2012                                  40,838           14.29      to           14.57             573,195
 2011                                  32,874           13.47      to           13.59             433,427
 2010                                  26,580           12.68      to           12.76             330,665
 2009                                  15,711           11.68      to           11.74             183,551
 2008                                     132           10.22      to           10.25               1,342
LORD ABBETT SMALL CAP BLEND
 FUND
 2012                                 197,925           14.09      to           15.20           2,265,251
 2011                                 207,799           12.78      to           13.66           2,122,626
 2010                                 213,860           10.58      to           13.96           2,244,241
 2009                                 240,545            8.02      to            9.46           2,214,111
 2008                                 101,182            6.48      to            7.75             848,414
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2012                                 102,700           13.10      to           15.02           1,318,027
 2011                                  81,437           11.87      to           13.78             957,978
 2010                                  39,446           12.07      to           14.20             477,155
 2009                                   6,510            8.56      to            8.67              60,515
 2008                                     198            5.90      to            7.27               1,397
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2012                                  31,051            8.20      to           10.75             257,872
 2011                                  26,289            7.19      to            9.50             197,202
 2010                                  18,228            8.23      to           10.95             198,096
 2009                                  13,633            7.77      to           10.41             144,383
 2008                                     407            5.86      to            7.92               3,088
LORD ABBETT VALUE
 OPPORTUNITIES FUND
 2012                                  28,258           12.40      to           12.67             355,483
 2011                                  19,158           11.44      to           11.60             221,732
 2010                                  20,168           12.09      to           12.17             245,414

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2012                           0.50%     to       1.25%        --      to         --       12.25%     to       13.24%
 2011                           0.75%     to       1.25%        --      to         --      (11.30)%    to      (10.72)%
 2010                           0.75%     to       1.25%        --      to         --       21.64%     to       22.34%
 2009                           0.75%     to       1.25%        --      to         --       43.57%     to       44.28%
 2008                           1.05%     to       1.25%        --      to         --      (39.13)%    to      (38.92)%
LORD ABBETT CLASSIC STOCK
 FUND
 2012                           0.50%     to       1.25%      1.05%     to       1.60%      13.48%     to       14.40%
 2011                           0.50%     to       1.25%      0.07%     to       0.91%      (9.59)%    to       (8.81)%
 2010                           0.50%     to       1.25%      0.26%     to       0.48%      12.28%     to       13.25%
 2009                           0.50%     to       1.25%      1.03%     to       1.31%      24.64%     to       25.58%
 2008                           0.50%     to       1.25%      3.88%     to       5.67%     (32.11)%    to      (31.56)%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.85%     to       1.25%      3.21%     to       3.22%      11.54%     to       11.99%
 2011                           0.85%     to       1.25%      2.61%     to       2.67%      (1.57)%    to       (1.17)%
 2010                           0.85%     to       1.25%      2.73%     to       2.74%      13.31%     to       13.76%
 2009                           0.85%     to       1.25%      3.48%     to       4.16%      21.57%     to       22.00%
 2008                           0.85%     to       1.25%      4.96%     to      12.00%     (28.29)%    to      (28.00)%
LORD ABBETT TOTAL RETURN FUND
 2012                           0.50%     to       1.25%      3.01%     to       3.31%       6.13%     to        7.21%
 2011                           0.50%     to       1.25%      0.13%     to       3.46%       5.58%     to        6.65%
 2010                           0.65%     to       1.25%      0.49%     to       2.59%       6.13%     to        6.93%
 2009                           1.05%     to       1.25%      4.15%     to       4.47%      14.26%     to       14.49%
 2008                           1.05%     to       1.25%      2.02%     to       4.78%      (2.38)%    to       (2.18)%
LORD ABBETT SMALL CAP BLEND
 FUND
 2012                           0.35%     to       1.25%        --      to         --       10.25%     to       11.24%
 2011                           0.35%     to       1.25%        --      to         --       (3.00)%    to       (2.12)%
 2010                           0.35%     to       1.25%        --      to         --       11.89%     to       12.67%
 2009                             --      to       1.25%        --      to         --       22.10%     to       23.64%
 2008                             --      to       1.25%        --      to         --      (34.18)%    to      (33.35)%
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2012                             --      to       1.25%        --      to         --        9.00%     to       10.39%
 2011                             --      to       1.25%        --      to         --       (2.95)%    to       (1.66)%
 2010                             --      to       1.25%        --      to         --       34.70%     to       36.54%
 2009                           0.75%     to       1.25%        --      to         --       45.21%     to       45.93%
 2008                           1.25%     to       1.25%        --      to         --      (48.17)%    to      (48.16)%
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2012                           0.50%     to       1.25%      1.29%     to       2.52%      13.22%     to       14.07%
 2011                           0.50%     to       1.25%      2.20%     to       2.40%     (13.31)%    to      (12.66)%
 2010                           0.50%     to       1.25%      1.33%     to       1.35%       5.19%     to        5.98%
 2009                           0.50%     to       1.25%      0.87%     to       1.23%      31.56%     to       32.54%
 2008                           0.50%     to       1.25%      2.54%     to       4.27%     (43.35)%    to      (42.92)%
LORD ABBETT VALUE
 OPPORTUNITIES FUND
 2012                           0.50%     to       1.25%        --      to         --        8.37%     to        9.18%
 2011                           0.50%     to       1.25%        --      to         --       (5.37)%    to       (4.65)%
 2010                           0.50%     to       1.25%        --      to         --        5.98%     to        6.51%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2012                                  17,298          $10.93      to          $48.54            $196,416
 2011                                  30,129            9.55      to           42.34             245,175
 2010                                  27,184            9.99      to           44.06             244,512
 2009                                  23,322            9.43      to           41.06             229,882
 2008                                  23,380            6.74      to           29.23             165,098
BMO MID-CAP VALUE FUND+
 2012                                  28,224           10.23      to           12.36             295,828
 2011                                  29,868            8.62      to           10.51             264,239
 2010                                  23,873            9.29      to           11.42             226,948
 2009                                  17,834            7.66      to            9.50             140,290
 2008                                  10,833            5.96      to            7.04              66,057
MFS EMERGING MARKETS EQUITY
 FUND
 2012                                  27,964           13.40      to           13.69             378,862
 2011                                  11,312           11.41      to           11.57             129,416
 2010                                   5,195           10.91      to           10.98              56,758
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2012                                 275,420           13.19      to           14.55           2,998,335
 2011                                 249,586           11.42      to           12.49           2,385,857
 2010                                 257,808           11.42      to           12.37           2,494,811
 2009                                 201,814            8.15      to           10.12           2,039,349
 2008                                 172,990            5.80      to            7.30           1,245,193
MFS HIGH INCOME FUND
 2012                                  71,294           19.75      to           19.92           1,390,306
 2011                                  58,368           17.51      to           17.53             991,533
 2010                                  43,591           16.92      to           17.03             739,196
 2009                                  43,964           14.94      to           15.65             655,192
 2008                                  44,850           10.30      to           10.66             457,248
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2012                                  14,848           21.24      to           23.98             326,492
 2011                                  16,194           17.24      to           19.44             284,974
 2010                                  15,728           19.44      to           21.91             306,936
 2009                                  14,850           10.23      to           18.12             231,903
 2008                                  13,666            7.03      to           12.43             145,052
MFS MID CAP GROWTH FUND
 2012                                  49,035            9.31      to           10.10             473,211
 2011                                  54,209            8.11      to            8.73             456,549
 2010                                  58,904            8.75      to            9.35             533,755
 2009                                  79,568            6.88      to            7.60             558,495
 2008                                  67,225            4.92      to            5.36             339,930
MFS NEW DISCOVERY FUND
 2012                                  35,088            9.97      to           10.20             357,774
 2011                                  31,000            8.35      to            8.42             260,944
MFS RESEARCH INTERNATIONAL
 FUND
 2012                                 183,928            8.41      to            8.71           1,569,111
 2011                                 104,332            7.30      to            7.51             769,227
 2010                                  63,871            8.29      to            8.46             532,680
 2009                                  24,401            7.57      to            7.63             184,820
 2008                                     104            5.85      to            5.85                 607

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2012                             --      to       1.25%      1.14%     to       1.16%      14.46%     to       14.64%
 2011                             --      to       1.25%      0.66%     to       0.69%      (4.45)%    to       (3.90)%
 2010                             --      to       1.25%        --      to         --        5.97%     to        7.31%
 2009                             --      to       1.25%      0.93%     to       1.05%      39.87%     to       40.47%
 2008                             --      to       1.25%        --      to         --      (57.45)%    to      (55.33)%
BMO MID-CAP VALUE FUND+
 2012                           0.35%     to       1.25%      0.67%     to       0.68%      17.62%     to       18.68%
 2011                           0.35%     to       1.25%      0.43%     to       0.45%      (7.98)%    to       (7.15)%
 2010                           0.35%     to       1.25%      0.55%     to       0.56%      20.16%     to       21.24%
 2009                           0.35%     to       1.25%      0.78%     to       4.06%      34.94%     to       36.16%
 2008                           0.50%     to       1.25%      0.23%     to       0.25%     (37.95)%    to      (37.48)%
MFS EMERGING MARKETS EQUITY
 FUND
 2012                           0.50%     to       1.25%      4.86%     to       4.88%      17.38%     to       18.26%
 2011                           0.50%     to       1.25%      5.30%     to       5.32%       4.61%     to        5.40%
 2010                           0.50%     to       1.25%      1.44%     to       1.57%       4.61%     to        5.13%
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2012                           0.35%     to       1.25%      0.76%     to       0.88%      15.46%     to       16.50%
 2011                           0.35%     to       1.25%      0.46%     to       0.58%       0.06%     to        0.97%
 2010                           0.35%     to       1.25%      0.31%     to       0.58%      12.76%     to       13.78%
 2009                             --      to       1.25%      0.60%     to       0.63%      38.75%     to       40.49%
 2008                             --      to       1.25%      0.66%     to       0.67%     (37.74)%    to      (36.96)%
MFS HIGH INCOME FUND
 2012                           0.50%     to       1.25%      6.60%     to       6.60%      12.75%     to       13.60%
 2011                           0.50%     to       1.25%      6.96%     to       6.97%       2.84%     to        3.62%
 2010                           0.50%     to       1.25%      7.39%     to       7.42%      14.00%     to       14.86%
 2009                             --      to       1.25%      8.95%     to       8.96%      45.07%     to       46.89%
 2008                             --      to       1.25%      8.26%     to       8.28%     (29.40)%    to      (28.52)%
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2012                             --      to       1.25%      1.15%     to       1.18%      23.16%     to       23.35%
 2011                             --      to       1.25%      1.09%     to       1.18%     (11.32)%    to      (11.27)%
 2010                             --      to       1.25%      1.06%     to       1.16%      20.56%     to       20.92%
 2009                             --      to       1.25%      1.49%     to       1.87%      45.58%     to       45.78%
 2008                             --      to       1.25%      1.75%     to       1.81%     (48.91)%    to      (44.67)%
MFS MID CAP GROWTH FUND
 2012                           0.50%     to       1.25%        --      to         --       14.74%     to       15.60%
 2011                           0.50%     to       1.25%        --      to         --       (7.29)%    to       (6.59)%
 2010                           0.50%     to       1.25%        --      to         --       27.10%     to       28.05%
 2009                             --      to       1.25%        --      to         --       39.87%     to       41.63%
 2008                             --      to       1.25%        --      to         --      (51.73)%    to      (51.12)%
MFS NEW DISCOVERY FUND
 2012                             --      to       1.25%        --      to         --       19.34%     to       20.84%
 2011                           0.35%     to       1.25%        --      to         --      (16.49)%    to      (15.82)%
MFS RESEARCH INTERNATIONAL
 FUND
 2012                           0.50%     to       1.25%      1.79%     to       1.91%      15.21%     to       16.08%
 2011                           0.50%     to       1.25%      2.07%     to       3.22%     (11.93)%    to      (11.27)%
 2010                           0.50%     to       1.25%      0.01%     to       1.96%       9.54%     to       10.37%
 2009                           0.75%     to       1.25%      3.33%     to       3.79%      29.46%     to       30.11%
 2008                           1.25%     to       1.25%     10.58%     to      10.58%     (41.54)%    to      (41.54)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2012                                 136,208          $11.26      to          $12.16          $1,544,326
 2011                                 100,448           10.11      to           11.07           1,042,877
 2010                                  64,409            9.75      to           11.00             660,143
 2009                                  35,336           10.12      to           10.34             347,348
 2008                                   4,186            8.66      to            8.80              36,418
MFS UTILITIES FUND
 2012                                 331,248           12.12      to           29.34           5,882,311
 2011                                 316,100           23.80      to           26.21           5,083,255
 2010                                 267,944           10.27      to           24.91           4,168,449
 2009                                 244,375           11.72      to           17.35           3,553,314
 2008                                 210,932           13.06      to           16.92           2,420,185
MFS VALUE FUND
 2012                                 568,106           10.51      to           15.73           6,622,795
 2011                                 452,231            9.05      to           13.72           4,674,875
 2010                                 379,226            8.66      to            9.07           4,052,785
 2009                                 194,579            7.87      to           13.96           2,179,211
 2008                                 118,181            6.62      to           11.59           1,315,239
MFS RESEARCH BOND FUND
 2012                                  11,503           13.94      to           14.09             158,787
 2011                                   7,172           13.04      to           13.28              92,011
 2010                                   4,867           12.32      to           12.64              59,208
 2009                                   3,158           11.83      to           11.83              37,365
 2008                                   2,025            9.93      to            9.93              20,101
MFS MASSACHUSETTS INVESTORS
 TRUST
 2012                                  41,320           20.20      to           21.19             860,923
 2011                                  25,879           17.16      to           17.60             453,630
 2010                                  19,113           17.70      to           17.99             343,153
 2009                                     105           16.14      to           16.14               1,688
MFS INTERNATIONAL GROWTH FUND
 2012                                   3,290           12.48      to           12.62              41,130
 2011                                   1,481           10.58      to           10.58              15,661
MFS CORE EQUITY FUND
 2012                                  75,425           15.58      to           16.00             822,702
 2011                                  86,404           13.52      to           13.78             813,382
 2010                                  84,827            9.29      to           14.01             810,912
 2009                                  89,124            8.30      to           11.98             730,433
 2008                                  87,766            6.13      to            6.20             543,977
MFS GOVERNMENT SECURITIES
 FUND
 2012                                 369,828           11.93      to           12.65           4,564,604
 2011                                 292,312           11.84      to           12.39           3,530,425
 2010                                 218,733           11.18      to           11.56           2,481,103
 2009                                 108,194           10.82      to           10.96           1,177,089
 2008                                     652           10.51      to           10.53               6,856
MFS INTERNATIONAL VALUE FUND
 2012                                  99,732           19.55      to           26.92           2,179,471
 2011                                  82,680           17.10      to           23.65           1,619,606
 2010                                  35,594           17.66      to           18.06             641,731
 2009                                   1,234           16.38      to           16.45              20,214

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2012                             --      to       1.25%      2.57%     to       2.59%       9.93%     to       11.32%
 2011                             --      to       1.25%        --      to       2.54%       0.56%     to        1.82%
 2010                           0.50%     to       1.25%      2.49%     to       2.80%       8.72%     to        9.54%
 2009                           0.65%     to       1.25%      2.98%     to       2.99%      16.81%     to       17.51%
 2008                           0.65%     to       1.25%      3.50%     to       3.55%     (23.45)%    to      (22.99)%
MFS UTILITIES FUND
 2012                             --      to       1.25%      3.06%     to       3.13%      11.92%     to       13.33%
 2011                             --      to       1.25%      3.29%     to       9.10%       5.26%     to        6.59%
 2010                           0.35%     to       1.25%      3.31%     to       3.37%      12.16%     to       13.12%
 2009                             --      to       1.25%      3.78%     to       4.09%      31.26%     to       32.87%
 2008                             --      to       1.25%      2.61%     to       2.62%     (38.32)%    to      (37.54)%
MFS VALUE FUND
 2012                             --      to       1.25%      1.80%     to       1.90%      14.69%     to       16.13%
 2011                             --      to       1.25%      1.64%     to       1.69%      (1.45)%    to       (0.20)%
 2010                             --      to       1.25%      0.79%     to       1.54%      10.02%     to       11.40%
 2009                             --      to       1.25%      1.79%     to       1.97%      19.00%     to       20.48%
 2008                             --      to       1.25%      1.36%     to       3.27%     (33.65)%    to      (32.85)%
MFS RESEARCH BOND FUND
 2012                           0.50%     to       1.25%      3.15%     to       3.26%       6.08%     to        6.87%
 2011                           0.50%     to       1.25%      3.67%     to       3.70%       5.05%     to        5.84%
 2010                           0.50%     to       1.25%      1.68%     to       4.09%       6.86%     to        7.67%
 2009                           1.25%     to       1.25%      5.24%     to       5.24%      19.17%     to       19.17%
 2008                           1.25%     to       1.25%      5.65%     to       5.65%      (7.36)%    to       (7.36)%
MFS MASSACHUSETTS INVESTORS
 TRUST
 2012                             --      to       1.25%      1.31%     to       1.32%      17.70%     to       19.18%
 2011                           0.35%     to       1.25%      1.10%     to       1.17%      (3.03)%    to       (2.15)%
 2010                           0.35%     to       1.25%      0.94%     to       1.97%      10.13%     to       11.12%
 2009                           0.75%     to       0.75%      1.17%     to       1.17%      61.37%     to       61.37%
MFS INTERNATIONAL GROWTH FUND
 2012                           0.85%     to       1.25%      1.37%     to       1.42%      17.94%     to       18.42%
 2011                           1.25%     to       1.25%      1.25%     to       1.25%     (11.91)%    to      (11.91)%
MFS CORE EQUITY FUND
 2012                           0.50%     to       1.25%      0.30%     to       0.63%      15.21%     to       16.08%
 2011                           0.50%     to       1.25%      0.73%     to       0.74%      (2.36)%    to       (1.60)%
 2010                           0.50%     to       1.25%      0.80%     to       0.84%      15.62%     to       16.48%
 2009                             --      to       1.25%      3.28%     to       5.73%      19.77%     to       32.80%
 2008                           0.50%     to       1.25%      0.50%     to       0.53%     (38.68)%    to      (38.22)%
MFS GOVERNMENT SECURITIES
 FUND
 2012                             --      to       1.25%      2.53%     to       2.56%       0.82%     to        2.09%
 2011                             --      to       1.25%      2.87%     to       2.89%       5.86%     to        7.20%
 2010                             --      to       1.25%      1.54%     to       3.19%       3.30%     to        4.60%
 2009                           0.50%     to       1.25%      3.60%     to       3.74%       2.95%     to        3.72%
 2008                           1.05%     to       1.25%      1.10%     to       2.70%       5.14%     to        5.29%
MFS INTERNATIONAL VALUE FUND
 2012                             --      to       1.25%      1.94%     to       2.17%      18.83%     to       14.34%
 2011                             --      to       1.25%      1.80%     to       1.97%      (3.14)%    to       (1.92)%
 2010                             --      to       1.25%      1.46%     to       1.88%       7.78%     to        9.14%
 2009                           0.75%     to       1.25%      1.08%     to       4.23%      63.82%     to       64.50%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS TECHNOLOGY FUND
 2012                                   3,607          $24.46      to          $24.93             $89,793
 2011                                   3,757           21.68      to           21.80              81,885
 2010                                   2,789           21.70      to           21.78              60,725
 2009                                     317           18.29      to           18.29               5,795
MFS CORE EQUITY SERIES
 2012                                     908           12.41      to           12.41              11,270
 2011                                     908           10.75      to           10.75               9,765
 2010                                     908           10.94      to           10.94               9,935
 2009                                   1,895            9.40      to            9.40              17,810
 2008                                   1,044            7.15      to            7.15               7,460
MFS HIGH INCOME SERIES
 2012                                   7,720           14.46      to           14.46             111,675
 2011                                   8,381           12.70      to           12.70             106,443
 2010                                   5,517           12.29      to           12.29              67,780
 2009                                   3,173           10.78      to           10.78              34,215
 2008                                   1,657            7.46      to            7.46              12,367
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                                     805           13.05      to           13.05              10,507
 2011                                     805           11.23      to           11.23               9,046
 2010                                     805           11.25      to           11.25               9,057
 2009                                   1,224           10.07      to           10.07              12,323
 2008                                     419            7.27      to            7.27               3,040
MFS UTILITIES SERIES
 2012                                  11,102           13.78      to           15.89             175,420
 2011                                  11,627           12.14      to           14.10             163,018
 2010                                  11,843           11.37      to           13.30             156,571
 2009                                  11,975           11.77      to           11.86             140,951
 2008                                  12,688            8.90      to            8.95             112,958
MFS GROWTH FUND
 2012                                  11,030           10.95      to           11.04             121,229
 2011                                   1,177            9.46      to            9.47              11,149
BLACKROCK GLOBAL ALLOCATION
 FUND
 2012                                 949,367           12.25      to           13.83          11,596,184
 2011                                 766,449           10.03      to           12.73           8,408,552
 2010                                 591,929           10.45      to           13.39           6,866,648
 2009                                 342,432            9.55      to           12.34           3,599,842
 2008                                 236,429            7.88      to           10.27           2,013,671
BLACKROCK LARGE CAP CORE FUND
 2012                                  41,814            9.33      to           10.77             392,478
 2011                                  41,880            8.19      to            9.55             348,720
 2010                                  37,480            8.23      to            9.67             310,109
 2009                                  36,582            7.44      to            8.82             273,772
 2008                                  31,322            6.19      to            7.41             195,235
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2012                                   2,785           10.75      to           10.75              29,929
 2011                                   3,394            9.61      to            9.61              32,627
 2010                                   2,485           10.01      to           10.01              24,879
 2009                                   2,509            7.91      to            7.91              19,840
 2008                                   2,018            6.27      to            6.27              12,658

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS TECHNOLOGY FUND
 2012                           0.75%     to       1.25%        --      to         --       12.84%     to       13.40%
 2011                           1.05%     to       1.25%        --      to         --       (0.09)%    to        0.11%
 2010                           1.05%     to       1.25%        --      to         --       18.62%     to       18.86%
 2009                           1.25%     to       1.25%        --      to         --       82.93%     to       82.93%
MFS CORE EQUITY SERIES
 2012                           0.70%     to       0.70%      0.78%     to       0.78%      15.42%     to       15.42%
 2011                           0.70%     to       0.70%      0.98%     to       0.98%      (1.71)%    to       (1.71)%
 2010                           0.70%     to       0.70%      0.91%     to       0.91%      16.40%     to       16.40%
 2009                           0.70%     to       0.70%      1.19%     to       1.19%      31.51%     to       31.51%
 2008                           0.70%     to       0.70%        --      to         --      (39.58)%    to      (39.58)%
MFS HIGH INCOME SERIES
 2012                           0.70%     to       0.70%      7.58%     to       7.58%      13.89%     to       13.89%
 2011                           0.70%     to       0.70%      9.89%     to       9.89%       3.38%     to        3.38%
 2010                           0.70%     to       0.70%      5.08%     to       5.08%      13.93%     to       13.93%
 2009                           0.70%     to       0.70%      7.48%     to       7.48%      44.07%     to       44.07%
 2008                           0.70%     to       0.70%        --      to         --      (28.99)%    to      (28.99)%
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                           0.70%     to       0.70%      0.46%     to       0.46%      16.16%     to       16.16%
 2011                           0.70%     to       0.70%      0.55%     to       0.55%      (0.12)%    to       (0.12)%
 2010                           0.70%     to       0.70%      0.41%     to       0.41%      11.69%     to       11.69%
 2009                           0.70%     to       0.70%      0.37%     to       0.37%      38.58%     to       38.58%
 2008                           0.70%     to       0.70%        --      to         --      (37.31)%    to      (37.31)%
MFS UTILITIES SERIES
 2012                             --      to       0.70%      6.78%     to       6.99%      12.69%     to       13.48%
 2011                             --      to       0.70%      3.17%     to       3.25%       6.04%     to        6.78%
 2010                             --      to       0.70%      2.91%     to       2.91%      13.01%     to       13.68%
 2009                           0.45%     to       0.70%      4.68%     to       9.29%      32.29%     to       32.62%
 2008                           0.45%     to       0.70%        --      to         --      (38.11)%    to      (36.22)%
MFS GROWTH FUND
 2012                           0.65%     to       1.25%        --      to         --       15.67%     to       16.37%
 2011                           1.05%     to       1.25%        --      to         --       (5.38)%    to       (5.28)%
BLACKROCK GLOBAL ALLOCATION
 FUND
 2012                             --      to       1.25%      1.28%     to       1.34%       8.65%     to       10.01%
 2011                           0.35%     to       1.25%      1.98%     to       2.00%      (4.91)%    to       (4.04)%
 2010                           0.35%     to       1.25%      1.33%     to       1.40%       8.49%     to        9.47%
 2009                           0.35%     to       1.25%      2.10%     to       2.40%      20.13%     to       21.22%
 2008                           0.35%     to       1.25%      4.48%     to       6.69%     (21.55)%    to      (20.84)%
BLACKROCK LARGE CAP CORE FUND
 2012                           0.35%     to       1.25%      0.94%     to       1.90%      12.81%     to       13.83%
 2011                           0.35%     to       1.25%      0.40%     to       0.54%      (1.27)%    to       (0.38)%
 2010                           0.35%     to       1.25%      0.51%     to       0.58%       9.64%     to       10.63%
 2009                           0.35%     to       1.25%      1.13%     to       1.39%      18.97%     to       20.04%
 2008                           0.35%     to       1.25%        --      to         --      (38.25)%    to      (37.69)%
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2012                           1.25%     to       1.25%        --      to         --       11.79%     to       11.79%
 2011                           1.25%     to       1.25%        --      to         --       (3.99)%    to       (3.99)%
 2010                           1.25%     to       1.25%      0.01%     to       0.01%      26.63%     to       26.63%
 2009                           1.25%     to       1.25%      0.13%     to       0.13%      26.05%     to       26.05%
 2008                           1.25%     to       1.25%        --      to         --      (41.97)%    to      (41.97)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH
 FUND
 2012                                  49,624          $10.82      to          $12.38            $562,185
 2011                                  50,291            9.92      to           11.45             523,139
 2010                                  46,276           10.05      to           11.70             488,443
 2009                                  28,990            8.27      to            9.71             259,757
 2008                                  11,814            6.30      to            7.33              82,622
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2012                                 101,193           12.51      to           13.34           1,176,266
 2011                                  86,525           11.09      to           11.93             899,965
 2010                                  79,589           11.19      to           12.15             826,351
 2009                                  36,540            8.94      to            9.79             323,566
 2008                                   7,008            6.63      to            7.33              51,089
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2012                                 104,803           11.47      to           11.88           1,238,323
 2011                                  89,252            9.84      to           10.07             896,792
 2010                                   3,075           11.64      to           11.71              35,827
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO
 2012                                  19,449            9.65      to            9.76             188,274
 2011                                  22,481            8.83      to            8.86             198,690
MUNDER MIDCAP CORE GROWTH
 FUND
 2012                                 171,054           13.54      to           32.72           2,476,785
 2011                                 155,517           11.85      to           28.27           1,955,748
 2010                                 148,458           12.12      to           27.89           1,876,934
 2009                                  48,483            9.81      to           22.28             502,213
 2008                                  40,241            7.50      to           16.84             309,012
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2012                                  48,119           12.51      to           20.92             682,243
 2011                                  41,854           11.44      to           18.88             545,640
 2010                                  21,371           11.86      to           17.45             307,142
 2009                                   9,467            9.76      to           15.83              97,774
 2008                                   7,116            7.61      to           10.98              56,511
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2012                                   3,900            8.30      to            8.33              32,458
 2011                                   1,795            8.23      to            8.24              14,785
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2012                                  18,868           29.27      to           29.27             552,300
 2011                                  31,671           24.81      to           24.81             785,838
 2010                                  42,094           29.80      to           29.80           1,254,262
 2009                                  78,988           24.60      to           24.60           1,943,358
 2008                                  68,297           14.74      to           14.74           1,006,972
THE OAKMARK EQUITY AND INCOME
 FUND
 2012                                 890,406           11.93      to           11.93          10,626,311
 2011                                 728,995           10.94      to           10.94           7,977,628
 2010                                 567,747           10.87      to           10.87           6,173,443

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH
 FUND
 2012                           0.35%     to       1.25%        --      to         --        8.11%     to        9.09%
 2011                           0.35%     to       1.25%        --      to         --       (2.12)%    to       (1.24)%
 2010                           0.35%     to       1.25%        --      to         --       20.44%     to       21.53%
 2009                           0.35%     to       1.25%        --      to         --       32.47%     to       33.67%
 2008                           0.50%     to       1.25%        --      to         --      (41.81)%    to      (41.37)%
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2012                           0.35%     to       1.25%      0.33%     to       0.36%      11.80%     to       12.81%
 2011                           0.35%     to       1.25%      0.40%     to       0.42%      (1.83)%    to       (0.94)%
 2010                           0.35%     to       1.25%        --      to         --       24.12%     to       25.24%
 2009                           0.35%     to       1.25%      0.35%     to       0.36%      33.60%     to       34.81%
 2008                           0.35%     to       1.25%        --      to         --      (36.75)%    to      (33.70)%
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2012                             --      to       1.25%      1.58%     to       1.93%      16.56%     to       18.02%
 2011                             --      to       1.25%      1.86%     to       2.12%     (15.48)%    to      (14.42)%
 2010                           0.50%     to       1.25%      0.85%     to       1.37%       9.81%     to       10.36%
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO
 2012                           0.50%     to       1.25%        --      to         --        9.29%     to       10.11%
 2011                           0.50%     to       1.25%        --      to         --      (11.70)%    to      (11.36)%
MUNDER MIDCAP CORE GROWTH
 FUND
 2012                             --      to       1.25%        --      to         --       14.29%     to       15.72%
 2011                             --      to       1.25%        --      to         --       (2.27)%    to       (0.77)%
 2010                             --      to       1.25%        --      to         --       23.63%     to       25.18%
 2009                             --      to       1.25%      0.16%     to       0.17%      30.81%     to       32.30%
 2008                             --      to       1.25%        --      to         --      (44.27)%    to      (43.66)%
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2012                             --      to       1.25%      0.96%     to       1.00%       9.38%     to       10.79%
 2011                             --      to       1.25%      0.70%     to       0.75%      (4.30)%    to       (3.05)%
 2010                             --      to       1.25%      0.50%     to       0.52%      21.04%     to       22.37%
 2009                             --      to       1.25%        --      to         --       28.26%     to       29.87%
 2008                             --      to       1.25%      0.52%     to       0.55%     (40.33)%    to      (39.66)%
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2012                           1.05%     to       1.25%      4.23%     to       5.63%       0.85%     to        1.05%
 2011                           1.05%     to       1.25%      2.01%     to       2.72%     (17.74)%    to      (17.60)%
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2012                           0.35%     to       0.35%      1.22%     to       1.22%      17.97%     to       17.97%
 2011                           0.35%     to       0.35%      0.10%     to       0.10%     (16.73)%    to      (16.73)%
 2010                           0.35%     to       0.35%      0.34%     to       0.34%      21.11%     to       21.11%
 2009                           0.35%     to       0.35%      1.90%     to       1.90%      66.87%     to       66.87%
 2008                           0.35%     to       0.35%      7.59%     to       7.59%     (45.90)%    to      (45.90)%
THE OAKMARK EQUITY AND INCOME
 FUND
 2012                             --      to         --       1.05%     to       1.05%       9.05%     to        9.05%
 2011                             --      to         --       1.47%     to       1.47%       0.64%     to        0.64%
 2010                             --      to         --       1.26%     to       1.26%       9.50%     to        9.50%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2012                                 142,970          $11.50      to          $12.48          $1,742,375
 2011                                 142,370           10.24      to           11.03           1,536,168
 2010                                 143,482           10.54      to           11.27           1,584,547
 2009                                 158,279            9.78      to           10.79           1,615,873
 2008                                 147,683            6.90      to            7.51           1,057,532
OPPENHEIMER GLOBAL FUND
 2012                                 229,997           17.54      to           91.21           5,042,783
 2011                                 281,562           14.71      to           75.54           4,209,365
 2010                                 274,534           16.31      to           82.73           5,117,115
 2009                                 183,644           14.28      to           71.52           2,926,865
 2008                                 196,376           10.39      to           51.38           2,253,084
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2012                                  42,457           10.05      to           14.22             514,048
 2011                                  32,674            8.30      to           11.84             335,372
 2010                                  23,046            9.04      to           12.99             278,803
 2009                                  16,744            7.92      to           11.47             188,462
 2008                                  11,196            8.43      to            8.56              95,127
OPPENHEIMER MAIN STREET FUND
 2012                                  17,015            9.54      to            9.95             164,065
 2011                                  14,949            8.29      to            8.58             125,088
 2010                                  12,829            8.41      to            8.60             108,380
 2009                                   8,069            7.36      to            7.47              59,563
 2008                                      45            5.79      to            5.79                 257
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2012                                  34,234           13.84      to           14.68             483,480
 2011                                  21,181           12.24      to           13.08             265,674
 2010                                  14,265           12.20      to           13.13             180,812
 2009                                   6,360           10.57      to           11.47              72,230
 2008                                   1,593            8.70      to            9.50              15,018
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND
 2012                                 200,523           10.45      to           11.70           2,171,744
 2011                                 181,800            8.98      to           10.15           1,703,245
 2010                                 140,671            9.25      to           10.55           1,389,018
 2009                                 104,923            7.54      to            8.68             873,351
 2008                                  76,204            5.53      to            6.42             472,297
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2012                                 189,017           55.39      to           75.51           4,707,381
 2011                                 147,971           46.41      to           62.49           3,336,819
 2010                                  87,168           57.38      to           76.30           3,500,093
 2009                                  34,496           45.76      to           48.59           1,653,903
 2008                                  33,432           25.49      to           26.83             885,774
OPPENHEIMER EQUITY FUND
 2012                                  10,453           11.32      to           11.77             122,966
 2011                                   9,462           10.09      to           10.43              98,610
 2010                                   8,255           10.52      to           10.81              88,523
 2009                                   6,896            9.51      to            9.65              66,507
 2008                                   6,313            6.94      to            7.01              44,226

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2012                           0.50%     to       1.25%      0.64%     to       0.67%      12.28%     to       13.12%
 2011                           0.50%     to       1.25%      0.16%     to       0.17%      (2.80)%    to       (2.06)%
 2010                           0.50%     to       1.25%        --      to         --        7.79%     to        8.60%
 2009                             --      to       1.25%        --      to         --       41.80%     to       43.58%
 2008                             --      to       1.25%        --      to         --      (46.57)%    to      (45.90)%
OPPENHEIMER GLOBAL FUND
 2012                             --      to       1.25%      1.08%     to       1.13%      19.25%     to       20.75%
 2011                             --      to       1.25%      0.74%     to       1.81%      (9.83)%    to       (8.69)%
 2010                             --      to       1.25%      0.96%     to       1.39%      14.24%     to       15.68%
 2009                             --      to       1.25%      0.64%     to       0.66%      37.48%     to       39.20%
 2008                             --      to       1.25%      1.04%     to       1.55%     (41.76)%    to      (41.03)%
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2012                           0.50%     to       1.25%      1.33%     to       1.40%      20.11%     to       21.01%
 2011                           0.50%     to       1.25%      0.80%     to       0.81%      (8.86)%    to       (8.17)%
 2010                           0.50%     to       1.25%      0.62%     to       0.79%      13.27%     to       14.12%
 2009                           0.50%     to       1.25%      1.08%     to       1.08%      36.07%     to       37.09%
 2008                           0.65%     to       1.25%      1.00%     to       2.03%     (42.24)%    to      (41.89)%
OPPENHEIMER MAIN STREET FUND
 2012                           0.50%     to       1.25%      1.16%     to       1.17%      15.10%     to       15.97%
 2011                           0.50%     to       1.25%      0.49%     to       0.53%      (1.46)%    to       (0.72)%
 2010                           0.65%     to       1.25%      0.63%     to       0.71%      14.34%     to       15.03%
 2009                           0.65%     to       1.25%      1.32%     to       1.80%      27.17%     to       27.94%
 2008                           1.25%     to       1.25%      6.59%     to       6.59%     (39.50)%    to      (39.50)%
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2012                           0.50%     to       1.25%      5.88%     to       5.94%      12.20%     to       13.05%
 2011                           0.50%     to       1.25%      6.12%     to       6.12%      (0.38)%    to        0.37%
 2010                           0.50%     to       1.25%      6.41%     to       6.50%      14.44%     to       15.30%
 2009                           0.50%     to       1.25%      6.72%     to       6.93%      20.65%     to       21.56%
 2008                           0.50%     to       1.25%      6.14%     to       6.51%     (17.59)%    to      (16.97)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND
 2012                           0.35%     to       1.25%      0.80%     to       0.90%      15.32%     to       16.36%
 2011                           0.35%     to       1.25%      0.21%     to       0.24%      (3.86)%    to       (2.99)%
 2010                           0.35%     to       1.25%        --      to         --       21.62%     to       22.72%
 2009                           0.35%     to       1.25%      0.28%     to       0.28%      35.25%     to       36.47%
 2008                           0.35%     to       1.25%        --      to         --      (39.05)%    to      (38.50)%
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2012                             --      to       1.25%      0.45%     to       0.89%      19.35%     to       20.85%
 2011                             --      to       1.25%      2.41%     to       2.50%     (19.12)%    to      (17.85)%
 2010                             --      to       1.25%      0.15%     to       0.26%      25.41%     to       26.98%
 2009                           0.35%     to       1.25%      0.39%     to       0.55%      79.48%     to       81.10%
 2008                           0.35%     to       1.25%      1.55%     to       1.67%     (48.68)%    to      (48.21)%
OPPENHEIMER EQUITY FUND
 2012                           0.65%     to       1.25%      1.13%     to       1.21%      12.19%     to       12.87%
 2011                           0.65%     to       1.25%      0.70%     to       1.09%      (4.11)%    to       (3.53)%
 2010                           0.65%     to       1.25%      0.67%     to       0.76%      10.62%     to       11.29%
 2009                           0.85%     to       1.25%      0.06%     to       0.77%      37.06%     to       37.61%
 2008                           0.85%     to       1.25%      0.39%     to       0.52%     (44.53)%    to      (44.31)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME
 FUND
 2012                                      42           $9.99      to           $9.99                $418
 2011                                      33            9.10      to            9.10                 301
 2010                                      23            8.84      to            8.84                 207
 2009                                      12            8.02      to            8.02                  99
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2012                                 450,050           14.25      to           15.33           6,659,415
 2011                                 429,999           12.87      to           13.97           5,751,492
 2010                                 355,897           12.95      to           14.19           4,814,328
 2009                                 229,518           12.09      to           13.36           2,948,029
 2008                                  89,681           10.69      to           11.92           1,030,230
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2012                                  80,240            8.37      to           10.56             775,946
 2011                                  91,051            7.67      to            9.77             802,212
 2010                                 104,639            8.32      to           10.70           1,013,991
 2009                                  77,204            6.93      to            8.99             620,376
 2008                                  59,403            4.81      to            6.29             328,250
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2012                                  75,169           10.41      to           11.87             816,212
 2011                                  75,152            9.01      to           10.37             694,817
 2010                                  56,892            9.31      to           10.81             548,268
 2009                                  48,302            8.00      to            9.37             401,404
 2008                                  34,109            6.08      to            7.20             214,215
OPPENHEIMER GOLD & SPECIAL
 MINERALS FUND
 2012                                 128,074           13.46      to           19.12           2,018,717
 2011                                 110,140           14.81      to           21.31           1,968,607
 2010                                  86,782           19.93      to           29.04           2,087,856
 2009                                  44,783           10.69      to           19.03             757,416
 2008                                  18,544            5.98      to           10.75             183,698
OPPENHEIMER REAL ESTATE FUND
 2012                                  75,362            9.78      to           10.49             770,593
 2011                                  37,811            8.56      to            9.07             340,044
 2010                                  32,711            8.02      to            8.69             276,648
 2009                                  10,105            6.38      to            6.48              64,856
 2008                                      58            4.97      to            5.25                 298
OPPENHEIMER INTERNATIONAL
 DIVERSIFIED FUND
 2012                                   1,132           11.77      to           11.82              13,375
PUTNAM GLOBAL EQUITY FUND
 2012                                   3,655           10.31      to           10.31              37,688
 2011                                   1,890            8.64      to            8.64              16,329
 2010                                   2,667            9.15      to            9.15              24,409
 2009                                   2,888            8.39      to            8.39              24,242
 2008                                   3,120            6.50      to            6.50              20,286
PUTNAM VT HIGH YIELD FUND
 2012                                  54,683           15.32      to           15.32             837,578
 2011                                  50,931           13.30      to           13.30             677,170
 2010                                 140,058           13.16      to           13.16           1,842,956
 2009                                 166,687           11.62      to           11.62           1,936,798
 2008                                  56,327            7.79      to            7.79             438,852

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME
 FUND
 2012                           1.25%     to       1.25%      4.18%     to       4.18%       9.71%     to        9.71%
 2011                           1.25%     to       1.25%      4.25%     to       4.25%       2.91%     to        2.91%
 2010                           1.25%     to       1.25%      4.95%     to       4.95%      10.25%     to       10.25%
 2009                           1.25%     to       1.25%      1.17%     to       1.17%      16.64%     to       16.64%
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2012                           0.35%     to       1.25%      4.12%     to       4.14%       9.72%     to       10.71%
 2011                           0.35%     to       1.25%      5.24%     to       5.25%      (1.51)%    to       (0.62)%
 2010                           0.35%     to       1.25%      3.79%     to       3.84%       6.54%     to        7.50%
 2009                           0.35%     to       1.25%      4.20%     to       4.32%      12.06%     to       13.07%
 2008                           0.35%     to       1.25%      6.02%     to       6.82%      (1.89)%    to       (1.00)%
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2012                           0.35%     to       1.25%      0.09%     to       0.09%       8.12%     to        9.10%
 2011                           0.35%     to       1.25%        --      to         --       (8.67)%    to       (7.85)%
 2010                           0.35%     to       1.25%        --      to         --       19.05%     to       20.12%
 2009                           0.35%     to       1.25%        --      to         --       42.82%     to       44.11%
 2008                           0.35%     to       1.25%        --      to         --      (50.55)%    to      (50.11)%
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2012                           0.35%     to       1.25%      0.39%     to       0.69%      14.52%     to       15.56%
 2011                           0.35%     to       1.25%      0.21%     to       0.22%      (4.14)%    to       (3.27)%
 2010                           0.35%     to       1.25%        --      to         --       15.38%     to       16.43%
 2009                           0.35%     to       1.25%      0.48%     to       0.53%      30.25%     to       31.42%
 2008                           0.35%     to       1.25%      0.73%     to       0.87%     (39.34)%    to      (38.79)%
OPPENHEIMER GOLD & SPECIAL
 MINERALS FUND
 2012                             --      to       1.25%        --      to         --      (10.27)%    to       (9.14)%
 2011                             --      to       1.25%      1.15%     to       1.50%     (26.61)%    to      (25.69)%
 2010                             --      to       1.25%     11.56%     to      22.15%      52.59%     to       54.50%
 2009                           0.35%     to       1.25%      2.92%     to       3.29%      77.09%     to       78.69%
 2008                           0.35%     to       1.25%      3.11%     to       8.98%     (40.17)%    to      (39.86)%
OPPENHEIMER REAL ESTATE FUND
 2012                             --      to       1.25%      2.00%     to       2.03%      14.21%     to       15.65%
 2011                             --      to       1.25%      0.30%     to       0.84%       6.78%     to        8.12%
 2010                           0.50%     to       1.25%      0.83%     to       1.11%      25.60%     to       26.54%
 2009                           0.65%     to       1.25%      2.14%     to       2.36%      28.35%     to       29.13%
 2008                           0.75%     to       1.25%        --      to         --      (40.03)%    to      (39.73)%
OPPENHEIMER INTERNATIONAL
 DIVERSIFIED FUND
 2012                           0.65%     to       1.05%      3.57%     to       3.97%      17.71%     to       18.17%
PUTNAM GLOBAL EQUITY FUND
 2012                           0.70%     to       0.70%      1.51%     to       1.51%      19.34%     to       19.34%
 2011                           0.70%     to       0.70%      3.51%     to       3.51%      (5.62)%    to       (5.62)%
 2010                           0.70%     to       0.70%      2.13%     to       2.13%       9.07%     to        9.07%
 2009                           0.70%     to       0.70%        --      to         --       29.07%     to       29.07%
 2008                           0.70%     to       0.70%        --      to         --      (45.73)%    to      (45.73)%
PUTNAM VT HIGH YIELD FUND
 2012                           0.70%     to       0.70%      6.91%     to       6.91%      15.20%     to       15.20%
 2011                           0.70%     to       0.70%      5.50%     to       5.50%       1.04%     to        1.04%
 2010                           0.70%     to       0.70%      9.18%     to       9.18%      13.25%     to       13.25%
 2009                           0.70%     to       0.70%      6.62%     to       6.62%      49.14%     to       49.14%
 2008                           0.70%     to       0.70%        --      to         --      (26.58)%    to      (26.58)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                                   9,879          $10.60      to          $10.60            $104,729
 2011                                   9,800            8.82      to            8.82              86,459
 2010                                  22,962           10.82      to           10.82             248,467
 2009                                  23,122            9.71      to            9.71             224,559
 2008                                  14,365            7.07      to            7.07             101,535
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                  23,237           12.68      to           12.68             294,709
 2011                                  25,427           10.94      to           10.94             278,130
 2010                                  36,529           11.60      to           11.60             423,913
PUTNAM SMALL CAP VALUE FUND
 2012                                  34,277           10.21      to           10.21             350,067
 2011                                  34,749            8.75      to            8.75             304,183
 2010                                  49,621            9.25      to            9.25             459,128
 2009                                  37,472            7.40      to            7.40             277,138
 2008                                  24,334            5.66      to            5.66             137,785
PIONEER FUNDAMENTAL VALUE
 FUND+
 2012                                   6,716           11.48      to           11.55              77,209
 2011                                   5,231           10.44      to           10.48              54,704
 2010                                      19           11.09      to           11.09                 215
PIONEER EMERGING MARKETS FUND
 2012                                 179,424            8.24      to            8.84           1,511,393
 2011                                 191,688            7.49      to            7.81           1,455,907
 2010                                 148,389           10.01      to           10.29           1,497,206
 2009                                  64,653            8.73      to            8.90             564,043
 2008                                   2,480            4.96      to            5.09              12,480
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2012                                  16,318           22.39      to           22.90             370,355
 2011                                   3,735           20.50      to           20.79              77,111
 2010                                   1,956           20.57      to           20.76              40,383
 2009                                     194           16.16      to           16.22               3,147
ALLIANZ NFJ INTERNATIONAL
 VALUE FUND
 2012                                   1,077           10.37      to           10.41              11,178
 2011                                     746            8.63      to            8.63               6,438
ALLIANZ NFJ SMALL CAP VALUE
 FUND
 2012                                 108,501           11.95      to           12.38           1,324,474
 2011                                 106,485           10.97      to           11.28           1,184,482
 2010                                  90,791           10.88      to           11.10             997,030
 2009                                  71,580            8.82      to            8.93             634,618
 2008                                     830            7.21      to            7.24               5,995
ALLIANZ NFJ DIVIDEND VALUE
 FUND
 2012                                 387,964            9.41      to            9.74           3,719,360
 2011                                 232,853            8.36      to            8.60           1,971,678
 2010                                 175,748            8.21      to            8.38           1,457,474
 2009                                  55,851            7.36      to            7.45             412,530
 2008                                      96            6.60      to            6.60                 636

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                           0.70%     to       0.70%      1.44%     to       1.44%      20.16%     to       20.16%
 2011                           0.70%     to       0.70%      2.83%     to       2.83%     (18.47)%    to      (18.47)%
 2010                           0.70%     to       0.70%      2.85%     to       2.85%      11.42%     to       11.42%
 2009                           0.70%     to       0.70%      1.06%     to       1.06%      37.40%     to       37.40%
 2008                           0.70%     to       0.70%        --      to         --      (42.88)%    to      (42.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                           0.70%     to       0.70%      0.24%     to       0.24%      15.95%     to       15.95%
 2011                           0.70%     to       0.70%      0.26%     to       0.26%      (5.75)%    to       (5.75)%
 2010                           0.70%     to       0.70%        --      to         --       16.05%     to       16.05%
PUTNAM SMALL CAP VALUE FUND
 2012                           0.70%     to       0.70%      0.43%     to       0.43%      16.67%     to       16.67%
 2011                           0.70%     to       0.70%      0.53%     to       0.53%      (5.39)%    to       (5.39)%
 2010                           0.70%     to       0.70%      0.26%     to       0.26%      25.11%     to       25.11%
 2009                           0.70%     to       0.70%      1.77%     to       1.77%      30.62%     to       30.62%
 2008                           0.70%     to       0.70%        --      to         --      (39.79)%    to      (39.79)%
PIONEER FUNDAMENTAL VALUE
 FUND+
 2012                           1.05%     to       1.25%      3.87%     to       4.32%       9.91%     to       10.13%
 2011                           1.05%     to       1.25%      1.65%     to       3.40%      (5.80)%    to       (5.62)%
 2010                           1.25%     to       1.25%      1.83%     to       1.83%       4.98%     to        4.98%
PIONEER EMERGING MARKETS FUND
 2012                             --      to       1.25%      0.37%     to       0.51%       9.95%     to       11.34%
 2011                           0.35%     to       1.25%        --      to         --      (25.18)%    to      (24.51)%
 2010                           0.50%     to       1.25%        --      to         --       14.72%     to       15.58%
 2009                           0.50%     to       1.25%      0.34%     to       0.50%      71.41%     to       72.70%
 2008                           0.75%     to       1.25%      7.43%     to      20.54%     (59.54)%    to      (59.34)%
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2012                           0.65%     to       1.25%        --      to         --        9.19%     to        9.84%
 2011                           0.75%     to       1.25%        --      to         --       (0.34)%    to        0.16%
 2010                           0.75%     to       1.25%        --      to         --       27.32%     to       27.95%
 2009                           0.75%     to       1.25%        --      to         --       61.58%     to       62.25%
ALLIANZ NFJ INTERNATIONAL
 VALUE FUND
 2012                           0.85%     to       1.05%      1.66%     to       1.87%      20.17%     to       20.41%
 2011                           1.05%     to       1.05%      0.97%     to       0.97%     (13.69)%    to      (13.69)%
ALLIANZ NFJ SMALL CAP VALUE
 FUND
 2012                           0.50%     to       1.25%      1.22%     to       1.61%       8.96%     to        9.78%
 2011                           0.50%     to       1.25%      1.58%     to       1.59%       0.84%     to        1.60%
 2010                           0.50%     to       1.25%      1.87%     to       2.23%      23.34%     to       24.27%
 2009                           0.50%     to       1.25%      3.15%     to       3.48%      22.41%     to       23.33%
 2008                           0.50%     to       1.25%      7.42%     to       9.18%     (27.95)%    to      (27.59)%
ALLIANZ NFJ DIVIDEND VALUE
 FUND
 2012                           0.50%     to       1.25%      2.48%     to       2.57%      12.51%     to       13.36%
 2011                           0.50%     to       1.25%      2.91%     to       2.95%       1.80%     to        2.57%
 2010                           0.50%     to       1.25%      3.28%     to       3.57%      11.67%     to       12.51%
 2009                           0.50%     to       1.25%      4.77%     to       4.97%      11.51%     to       12.35%
 2008                           1.25%     to       1.25%      4.28%     to       4.28%     (34.04)%    to      (34.04)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MANAGERS CADENCE MID-CAP FUND
 2012                                   4,854          $11.42      to          $11.72             $52,336
 2011                                   5,293           10.65      to           11.01              53,540
 2010                                   4,423           10.97      to           11.27              45,693
 2009                                   3,857            8.78      to            8.97              31,692
 2008                                   1,193            7.10      to            7.10               8,475
PIMCO TOTAL RETURN FUND
 2012                               2,381,881           15.21      to           15.77          35,604,059
 2011                               1,942,619           11.28      to           14.34          26,491,298
 2010                               1,237,235           10.85      to           13.82          16,485,384
 2009                                 527,034           11.97      to           12.77           6,682,235
 2008                                  97,547           10.60      to           11.41           1,102,807
PIMCO EMERGING MARKETS BOND
 FUND
 2012                                  86,686           15.35      to           16.60           1,364,666
 2011                                  89,328           13.26      to           14.44           1,219,186
 2010                                  91,160           12.54      to           13.76           1,164,648
 2009                                  65,811           11.18      to           12.37             772,620
 2008                                  30,049            8.64      to            9.63             270,257
PIMCO REAL RETURN FUND
 2012                               1,318,471           15.79      to           15.79          19,407,590
 2011                               1,052,785           14.51      to           14.69          14,246,815
 2010                                 800,211           10.78      to           13.39           9,777,190
 2009                                 451,099           10.79      to           12.47           5,606,601
 2008                                 179,592           10.27      to           10.80           1,979,933
PIONEER FUND
 2012                                  70,924            9.26      to           11.05             719,161
 2011                                  51,036            8.47      to           10.18             492,157
 2010                                  20,462            8.92      to           10.80             202,868
 2009                                     959            7.75      to            9.45               8,983
PIONEER HIGH YIELD FUND
 2012                                 151,125           14.17      to           14.77           2,142,052
 2011                                 160,229           12.38      to           13.00           1,994,004
 2010                                 139,274           12.66      to           13.40           1,763,049
 2009                                 152,310           10.14      to           11.54           1,639,303
 2008                                  40,920            6.25      to            7.20             280,695
PIONEER STRATEGIC INCOME FUND
 2012                                 227,472           15.17      to           15.38           3,465,197
 2011                                 185,039           13.80      to           13.83           2,544,366
 2010                                 138,152           13.41      to           13.55           1,855,352
 2009                                  84,446           11.87      to           12.29           1,024,626
 2008                                  48,857            9.11      to            9.52             453,776
PIONEER MID CAP VALUE FUND
 2012                                 116,385            9.11      to           11.00           1,156,545
 2011                                 119,987            8.26      to           10.05           1,078,074
 2010                                  99,809            8.83      to           10.83             977,122
 2009                                 152,250            7.64      to            9.31           1,225,342
 2008                                  20,695            6.12      to            7.56             150,465

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MANAGERS CADENCE MID-CAP FUND
 2012                           0.85%     to       1.25%      0.15%     to       0.16%       7.23%     to        7.66%
 2011                           0.65%     to       1.25%        --      to         --       (2.87)%    to       (2.28)%
 2010                           0.65%     to       1.25%      0.13%     to       0.14%      24.88%     to       25.63%
 2009                           0.65%     to       1.25%        --      to         --       23.65%     to       24.39%
 2008                           1.25%     to       1.25%        --      to         --      (45.34)%    to      (45.34)%
PIMCO TOTAL RETURN FUND
 2012                             --      to       1.25%      3.84%     to       3.91%       8.58%     to        9.95%
 2011                             --      to       1.25%      3.60%     to       4.04%       2.46%     to        3.91%
 2010                             --      to       1.25%      1.50%     to       2.98%       7.05%     to        8.60%
 2009                           0.35%     to       1.25%      4.78%     to       4.95%      11.94%     to       12.95%
 2008                           0.35%     to       1.25%      4.65%     to       4.67%       3.02%     to        3.96%
PIMCO EMERGING MARKETS BOND
 FUND
 2012                           0.50%     to       1.25%      4.52%     to       4.67%      14.92%     to       15.79%
 2011                           0.50%     to       1.25%      4.75%     to       4.75%       4.97%     to        5.76%
 2010                           0.50%     to       1.25%      4.60%     to       4.61%      11.26%     to       12.10%
 2009                           0.50%     to       1.25%      6.09%     to       6.35%      28.46%     to       29.43%
 2008                           0.50%     to       1.25%      6.39%     to       6.47%     (15.43)%    to      (14.79)%
PIMCO REAL RETURN FUND
 2012                             --      to       1.25%      2.33%     to       2.34%       7.47%     to        8.83%
 2011                             --      to       1.25%      3.60%     to       4.06%       9.75%     to       11.13%
 2010                             --      to       1.25%      2.12%     to       2.97%       6.02%     to        8.94%
 2009                             --      to       1.25%      2.44%     to       2.58%      14.18%     to       15.50%
 2008                             --      to       1.25%      0.59%     to       3.45%      (8.03)%    to       (6.87)%
PIONEER FUND
 2012                           0.50%     to       1.25%      1.31%     to       1.32%       8.54%     to        9.36%
 2011                           0.50%     to       1.25%      1.36%     to       1.41%      (5.77)%    to       (5.06)%
 2010                           0.50%     to       1.25%      1.02%     to       1.04%      14.28%     to       15.14%
 2009                           0.50%     to       1.25%      0.27%     to       2.09%      22.69%     to       23.62%
PIONEER HIGH YIELD FUND
 2012                           0.50%     to       1.25%      5.14%     to       5.26%      13.61%     to       14.46%
 2011                           0.50%     to       1.25%      5.37%     to       5.41%      (2.96)%    to       (2.23)%
 2010                           0.50%     to       1.25%      5.41%     to       5.49%      16.14%     to       17.01%
 2009                             --      to       1.25%      6.34%     to       6.65%      60.21%     to       62.22%
 2008                             --      to       1.25%      6.72%     to      48.46%     (37.83)%    to      (37.05)%
PIONEER STRATEGIC INCOME FUND
 2012                             --      to       1.25%      4.71%     to       4.75%       9.87%     to       11.26%
 2011                             --      to       1.25%      5.03%     to       5.05%       1.84%     to        3.12%
 2010                             --      to       1.25%      2.21%     to       5.27%      10.27%     to       11.66%
 2009                           0.35%     to       1.25%      6.03%     to       6.25%      29.11%     to       30.27%
 2008                           0.35%     to       1.25%      7.74%     to       7.91%     (12.50)%    to      (11.71)%
PIONEER MID CAP VALUE FUND
 2012                           0.50%     to       1.25%      0.77%     to       0.79%       9.46%     to       10.28%
 2011                           0.50%     to       1.25%      0.97%     to       1.32%      (7.21)%    to       (6.51)%
 2010                           0.50%     to       1.25%      0.55%     to       0.65%      16.29%     to       17.17%
 2009                             --      to       1.25%      1.15%     to       1.39%      23.14%     to       24.69%
 2008                             --      to       1.25%      1.79%     to      22.16%     (34.52)%    to      (33.70)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES
 FUND
 2012                                  18,273          $12.93      to          $13.33            $240,046
 2011                                  22,110           12.28      to           12.51             274,884
 2010                                  22,723           12.76      to           12.92             292,062
 2009                                  19,582           10.80      to           10.84             212,019
PIMCO TOTAL RETURN III FUND
 2012                                  19,186           10.71      to           10.76             206,359
PUTNAM EQUITY INCOME FUND
 2012                                  31,653           10.90      to           13.15             360,002
 2011                                  10,078            9.20      to           11.19             101,629
 2010                                   7,347            9.08      to           11.13              71,969
 2009                                   4,951           10.00      to           10.15              41,272
 2008                                     295            7.98      to            8.06               2,377
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2012                                  68,053           15.08      to           15.60           1,020,430
 2011                                  40,693           13.10      to           13.73             532,808
 2010                                  21,150           12.70      to           13.47             266,671
 2009                                   6,977           11.06      to           12.04              78,926
 2008                                     366            8.22      to            8.22               3,007
PUTNAM INTERNATIONAL EQUITY
 FUND
 2012                                  34,499            9.53      to           15.12             512,043
 2011                                  40,915            7.92      to           12.46             503,972
 2010                                  56,583            9.50      to           14.81             832,027
 2009                                 133,971            8.74      to           13.50           1,804,300
 2008                                 131,626            7.06      to           10.81           1,413,949
PUTNAM INVESTORS FUND
 2012                                      99            9.28      to            9.28                 922
 2011                                      85            7.99      to            7.99                 680
 2010                                     265            8.03      to            8.03               2,126
 2009                                      67            7.07      to            7.07                 472
 2008                                      19            5.41      to            5.41                 100
PUTNAM MULTI-CAP GROWTH FUND
 2012                                     480            9.95      to           11.57               5,033
 2011                                     367            8.61      to           10.04               3,363
 2010                                     461            9.16      to           10.70               4,414
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2012                                  61,483            8.23      to            8.83             552,712
 2011                                  46,183            6.82      to            7.74             338,037
 2010                                  31,299            8.77      to            9.18             290,410
 2009                                  13,138            7.48      to            7.58              99,472
 2008                                      40            4.85      to            4.85                 196
PUTNAM SMALL CAP GROWTH FUND
 2012                                  16,813            9.16      to           10.84             164,310
 2011                                  12,189            8.06      to            9.61             105,792
 2010                                  11,893            8.42      to           10.12             110,750
 2009                                   7,617            6.61      to            8.00              58,305
 2008                                   3,475            5.26      to            6.41              20,602

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES
 FUND
 2012                           0.35%     to       1.25%        --      to         --        5.29%     to        6.25%
 2011                           0.50%     to       1.25%        --      to         --       (3.74)%    to       (3.02)%
 2010                           0.35%     to       1.25%        --      to         --       18.11%     to       19.18%
 2009                           0.35%     to       1.25%        --      to         --        8.05%     to        8.42%
PIMCO TOTAL RETURN III FUND
 2012                           0.85%     to       1.25%      0.85%     to       1.24%       7.15%     to        7.56%
PUTNAM EQUITY INCOME FUND
 2012                           0.50%     to       1.25%      2.30%     to       2.74%      17.54%     to       18.42%
 2011                           0.50%     to       1.25%      0.95%     to       2.26%       0.58%     to        1.33%
 2010                           0.50%     to       1.25%      0.47%     to       1.92%      10.97%     to       11.81%
 2009                           0.85%     to       1.25%      1.73%     to       1.94%      25.33%     to       25.83%
 2008                           0.85%     to       1.25%      2.95%     to       2.95%     (32.14)%    to      (31.86)%
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2012                             --      to       1.25%      6.66%     to       6.68%      13.68%     to       15.11%
 2011                             --      to       1.25%      7.37%     to       7.75%       1.87%     to        3.15%
 2010                             --      to       1.25%      4.03%     to       7.68%      11.94%     to       13.35%
 2009                           0.50%     to       1.25%      1.43%     to       8.02%      46.48%     to       47.59%
 2008                           1.25%     to       1.25%     11.17%     to      11.17%     (25.17)%    to      (25.17)%
PUTNAM INTERNATIONAL EQUITY
 FUND
 2012                           0.35%     to       1.25%      0.96%     to       1.13%      20.22%     to       21.31%
 2011                           0.35%     to       1.25%      4.09%     to       4.90%     (16.59)%    to      (15.83)%
 2010                           0.35%     to       1.25%      1.05%     to       2.28%       8.73%     to        9.71%
 2009                           0.35%     to       1.25%      2.71%     to       2.92%      23.71%     to       24.83%
 2008                           0.35%     to       1.25%        --      to         --      (45.53)%    to      (45.03)%
PUTNAM INVESTORS FUND
 2012                           0.35%     to       0.35%      1.10%     to       1.10%      16.15%     to       16.15%
 2011                           0.35%     to       0.35%      0.91%     to       0.91%      (0.52)%    to       (0.52)%
 2010                           0.35%     to       0.35%      1.30%     to       1.30%      13.67%     to       13.67%
 2009                           0.35%     to       0.35%      2.90%     to       2.90%      30.72%     to       30.72%
 2008                           0.35%     to       0.35%      0.47%     to       0.47%     (40.50)%    to      (40.50)%
PUTNAM MULTI-CAP GROWTH FUND
 2012                           1.05%     to       1.25%      0.44%     to       0.48%      15.25%     to       15.48%
 2011                           1.05%     to       1.25%        --      to         --       (6.18)%    to       (5.99)%
 2010                           1.05%     to       1.25%        --      to         --       17.83%     to       18.06%
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2012                             --      to       1.25%      1.08%     to       1.41%      20.67%     to       22.19%
 2011                           0.15%     to       1.25%      3.39%     to       3.46%     (22.23)%    to      (21.37)%
 2010                             --      to       1.25%      1.09%     to       1.54%      17.23%     to       18.70%
 2009                           0.75%     to       1.25%      1.45%     to       1.53%      54.81%     to       55.59%
 2008                           1.05%     to       1.05%     30.71%     to      30.71%     (49.01)%    to      (49.01)%
PUTNAM SMALL CAP GROWTH FUND
 2012                           0.50%     to       1.25%      0.22%     to       0.36%      12.87%     to       13.72%
 2011                           0.50%     to       1.25%        --      to         --       (5.07)%    to       (4.35)%
 2010                           0.50%     to       1.25%        --      to         --       26.53%     to       27.48%
 2009                           0.50%     to       1.25%        --      to         --       24.73%     to       25.67%
 2008                           0.50%     to       1.25%        --      to         --      (43.84)%    to      (43.42)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
 2012                                  18,629          $22.32      to          $23.10            $424,628
 2011                                   7,117           19.81      to           20.24             142,782
 2010                                   4,488           20.47      to           20.75              92,641
 2009                                     549           16.84      to           16.91               9,254
ROYCE VALUE PLUS FUND
 2012                                  41,345           13.36      to           14.66             563,852
 2011                                  52,535           11.73      to           12.72             592,023
 2010                                  57,297           13.20      to           13.42             731,514
 2009                                  50,724           11.17      to           11.24             565,160
 2008                                  47,106            7.95      to            8.00             370,392
ROYCE VALUE FUND
 2012                                  29,310           21.28      to           22.32             640,249
 2011                                  23,710           19.68      to           20.38             476,985
 2010                                  20,100           21.55      to           22.05             441,175
 2009                                     920           17.48      to           17.55              16,151
RS VALUE FUND
 2012                                  95,964           12.59      to           12.59           1,208,232
 2011                                  80,953           11.06      to           11.06             895,424
 2010                                  69,153           12.44      to           12.44             860,185
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2012                                  16,067            8.86      to            9.24             142,038
 2011                                  13,934            7.73      to            7.81             106,610
 2010                                  10,789            8.24      to            8.37              88,277
 2009                                   7,578            7.15      to            7.31              55,262
 2008                                     156            5.65      to            5.83                 900
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2012                                  33,068            9.45      to            9.86             317,089
 2011                                  35,363            8.10      to            8.39             288,190
 2010                                  29,373            8.96      to            9.38             264,129
 2009                                  20,536            7.40      to            7.55             151,903
 2008                                   1,846            5.37      to            5.43              10,020
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2012                                     833           10.77      to           11.18               8,981
 2011                                     598            9.29      to            9.29               5,556
 2010                                     790           10.26      to           10.54               8,083
 2009                                     515            8.13      to            8.21               4,197
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2012                                  59,209           23.93      to           25.10           1,442,902
 2011                                  46,569           20.80      to           21.55             982,162
 2010                                   6,070           21.94      to           22.45             134,682
 2009                                     183           17.30      to           17.41               3,180
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2012                                  33,083           25.36      to           26.60             856,103
 2011                                  24,609           21.16      to           21.92             526,041
 2010                                   9,505           23.17      to           23.49             221,518
 2009                                     366           18.44      to           18.56               6,776

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
 2012                           0.35%     to       1.25%      0.62%     to       1.36%      12.67%     to       13.68%
 2011                           0.50%     to       1.25%      0.56%     to       0.60%      (3.19)%    to       (2.46)%
 2010                           0.50%     to       1.25%      1.11%     to       1.11%      21.56%     to       22.47%
 2009                           0.75%     to       1.25%      0.13%     to       0.29%      68.36%     to       69.06%
ROYCE VALUE PLUS FUND
 2012                             --      to       1.25%        --      to         --       13.82%     to       15.25%
 2011                             --      to       1.25%      0.49%     to       0.63%     (11.10)%    to       (9.98)%
 2010                             --      to       1.25%      0.08%     to       0.29%      18.22%     to       19.40%
 2009                             --      to       1.25%        --      to         --       39.63%     to       41.38%
 2008                             --      to       1.25%        --      to         --      (42.43)%    to      (41.80)%
ROYCE VALUE FUND
 2012                             --      to       1.25%      1.35%     to       1.43%       8.13%     to        9.49%
 2011                             --      to       1.25%      0.33%     to       0.78%      (8.69)%    to       (7.54)%
 2010                             --      to       1.25%      0.33%     to       0.34%      23.28%     to       24.83%
 2009                           0.75%     to       1.25%        --      to         --       74.81%     to       75.53%
RS VALUE FUND
 2012                             --      to         --       1.28%     to       1.28%      13.83%     to       13.83%
 2011                             --      to         --         --      to         --      (11.08)%    to      (11.08)%
 2010                             --      to         --         --      to         --       25.47%     to       25.47%
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2012                           0.50%     to       1.25%      1.13%     to       1.64%      13.35%     to       14.21%
 2011                           0.75%     to       1.25%      1.29%     to       1.31%      (6.68)%    to       (6.21)%
 2010                           0.75%     to       1.25%      1.05%     to       1.44%      14.60%     to       15.18%
 2009                           0.75%     to       1.25%      2.19%     to       2.28%      25.28%     to       25.91%
 2008                           1.05%     to       1.25%      5.55%     to       5.61%     (41.25)%    to      (41.13)%
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2012                           0.50%     to       1.25%      0.41%     to       0.43%      16.68%     to       17.56%
 2011                           0.50%     to       1.25%        --      to         --       (9.56)%    to       (8.88)%
 2010                             --      to       1.25%      0.73%     to       0.80%      21.10%     to       22.62%
 2009                           0.50%     to       1.25%      2.05%     to       2.66%      37.81%     to       38.85%
 2008                           0.50%     to       1.25%      6.51%     to       6.92%     (45.06)%    to      (44.64)%
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2012                           0.50%     to       0.75%        --      to         --       15.94%     to       16.23%
 2011                           0.75%     to       0.75%        --      to         --       (9.03)%    to       (9.03)%
 2010                           0.50%     to       1.25%        --      to         --       24.94%     to       25.88%
 2009                           0.75%     to       1.25%        --      to         --       45.94%     to       46.67%
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2012                             --      to       1.25%      1.35%     to       1.67%      15.03%     to       16.47%
 2011                             --      to       1.25%      0.65%     to       0.73%      (5.18)%    to       (3.98)%
 2010                             --      to       1.25%      0.21%     to       1.03%      26.79%     to       28.38%
 2009                           0.50%     to       1.25%        --      to         --       73.05%     to       74.12%
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2012                             --      to       1.25%      1.25%     to       1.96%      19.88%     to       21.38%
 2011                             --      to       1.25%      0.46%     to       1.35%      (8.69)%    to       (7.54)%
 2010                           0.50%     to       1.25%      0.51%     to       0.72%      25.64%     to       26.59%
 2009                           0.50%     to       1.25%      0.06%     to       0.61%      84.42%     to       85.56%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2012                                  89,858          $11.56      to          $11.93          $1,065,549
 2011                                  51,697           11.19      to           11.42             590,114
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2012                                   1,116           13.02      to           13.02              14,529
 2011                                     889           11.22      to           11.22               9,970
 2010                                     729           10.38      to           10.38               7,566
 2009                                     399            8.14      to            8.14               3,250
DWS EQUITY DIVIDEND FUND+
 2012                                  56,535            8.04      to            8.93             460,612
 2011                                  57,815            7.20      to            8.07             422,352
 2010                                  54,931            7.40      to            8.37             438,178
 2009                                  46,223            6.60      to            7.54             340,461
 2008                                  26,472            5.37      to            6.18             154,680
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND
 2012                                   2,361           16.45      to           16.76              39,023
 2011                                   2,603           14.09      to           14.17              36,702
 2010                                   1,647           14.83      to           14.89              24,449
 2009                                     400           13.45      to           13.45               5,376
SSGA S&P 500 INDEX FUND
 2012                                  81,710           12.28      to           23.13           1,057,817
 2011                                  85,145           10.71      to           20.66             979,562
 2010                                  79,655           10.65      to           20.68             899,932
 2009                                  70,016            9.38      to            9.92             690,838
 2008                                  82,314            7.53      to           14.87             648,630
DWS GROWTH & INCOME VIP
 PORTFOLIO
 2012                                   3,455           11.31      to           11.31              39,093
 2011                                   3,950            9.84      to            9.84              38,866
 2010                                   3,662            9.92      to            9.92              36,336
 2009                                   3,990            8.73      to            8.73              34,845
 2008                                   5,156            6.56      to            6.56              33,804
DWS GLOBAL THEMATIC FUND
 2012                                  13,369            8.88      to           10.45             121,696
 2011                                  25,310            7.57      to            8.98             197,288
 2010                                  22,795            8.96      to           10.70             210,327
 2009                                  22,123            7.95      to            9.57             180,923
 2008                                  16,454            5.58      to            6.77              93,241
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2012                                   1,297           11.03      to           11.03              14,309
 2011                                      60            9.67      to            9.67                 576
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2012                                   9,636           10.78      to           11.95             104,639
 2011                                   9,157            9.12      to           10.21              84,578
 2010                                  11,879            9.03      to           10.20             108,428
 2009                                  13,252            7.27      to            7.31              98,740
 2008                                  11,039            5.53      to            6.36              62,544

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2012                           0.15%     to       1.25%      1.84%     to       1.88%       3.38%     to        4.52%
 2011                           0.15%     to       1.25%      0.39%     to       3.19%       8.14%     to        9.34%
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2012                           0.85%     to       0.85%      1.57%     to       1.57%      16.05%     to       16.05%
 2011                           0.85%     to       0.85%      1.30%     to       1.30%       8.07%     to        8.07%
 2010                           0.85%     to       0.85%      1.75%     to       1.75%      27.57%     to       27.57%
 2009                           0.85%     to       0.85%      3.76%     to       3.76%      28.89%     to       28.89%
DWS EQUITY DIVIDEND FUND+
 2012                           0.35%     to       1.25%      2.27%     to       2.34%      10.58%     to       11.58%
 2011                           0.35%     to       1.25%      1.05%     to       1.05%      (3.49)%    to       (2.62)%
 2010                           0.35%     to       1.25%      1.06%     to       1.11%      11.03%     to       12.03%
 2009                           0.35%     to       1.25%      1.72%     to       1.78%      21.91%     to       23.01%
 2008                           0.35%     to       1.25%      2.00%     to       2.01%     (46.18)%    to      (45.69)%
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND
 2012                           0.75%     to       1.25%      2.49%     to       3.60%      16.77%     to       17.35%
 2011                           1.05%     to       1.25%      4.49%     to       4.74%      (5.05)%    to       (4.86)%
 2010                           1.05%     to       1.25%      4.80%     to       4.89%      10.27%     to       10.49%
 2009                           1.25%     to       1.25%      8.82%     to       8.82%      34.53%     to       34.53%
SSGA S&P 500 INDEX FUND
 2012                             --      to       1.25%      2.17%     to       2.27%      11.96%     to       14.59%
 2011                             --      to       1.25%      1.92%     to       2.00%       0.59%     to        1.86%
 2010                             --      to       1.25%      1.87%     to       1.88%      12.82%     to       13.51%
 2009                             --      to       1.25%      0.46%     to       2.39%      24.65%     to       26.22%
 2008                             --      to       1.25%      1.89%     to       2.23%     (38.48)%    to      (37.82)%
DWS GROWTH & INCOME VIP
 PORTFOLIO
 2012                           0.70%     to       0.70%      1.27%     to       1.27%      15.01%     to       15.01%
 2011                           0.70%     to       0.70%      1.26%     to       1.26%      (0.84)%    to       (0.84)%
 2010                           0.70%     to       0.70%      1.59%     to       1.59%      13.60%     to       13.60%
 2009                           0.70%     to       0.70%      2.45%     to       2.45%      33.21%     to       33.21%
 2008                           0.70%     to       0.70%        --      to         --      (38.74)%    to      (38.74)%
DWS GLOBAL THEMATIC FUND
 2012                           0.50%     to       1.25%      0.68%     to       0.87%      16.40%     to       17.28%
 2011                           0.50%     to       1.25%      1.12%     to       1.14%     (16.10)%    to      (15.47)%
 2010                           0.50%     to       1.25%      0.39%     to       0.42%      11.87%     to       12.71%
 2009                           0.50%     to       1.25%      0.97%     to       1.09%      41.41%     to       42.47%
 2008                           0.50%     to       1.25%      0.10%     to       0.24%     (48.28)%    to      (47.89)%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2012                           1.25%     to       1.25%      1.78%     to       1.78%      14.04%     to       14.04%
 2011                           1.25%     to       1.25%      2.62%     to       2.62%      (3.29)%    to       (3.29)%
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2012                           0.35%     to       1.25%        --      to         --       17.06%     to       18.12%
 2011                           0.35%     to       1.25%        --      to         --        0.13%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --       22.38%     to       23.49%
 2009                           0.35%     to       1.25%        --      to         --       31.09%     to       32.22%
 2008                           0.35%     to       1.25%        --      to         --      (43.12)%    to      (42.60)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2012                                     377           $9.32      to          $10.89              $4,099
 2011                                     303            9.65      to            9.65               2,922
 2010                                     202           10.48      to           10.48               2,117
 2009                                      78            9.17      to            9.17                 714
 2008                                      44            7.16      to            7.16                 313
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2012                                  11,210           21.92      to           22.56             251,343
 2011                                   5,744           18.78      to           19.18             109,382
 2010                                   3,156           19.73      to           20.01              62,772
 2009                                   1,631           16.37      to           16.47              26,808
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2012                                  22,525           12.66      to           14.46             282,425
 2011                                  21,595           10.71      to           12.32             233,323
 2010                                  16,850           10.70      to           12.41             182,734
 2009                                   9,488            8.41      to            8.58              80,105
 2008                                      50            6.00      to            6.03                 301
THORNBURG INTERNATIONAL VALUE
 FUND
 2012                                 434,430           17.79      to           18.66           5,285,503
 2011                                 429,502           15.61      to           16.17           4,465,034
 2010                                 358,135           18.22      to           18.64           4,249,515
 2009                                 230,711            7.39      to           16.21           2,265,560
 2008                                  89,707            5.65      to            8.84             639,372
THORNBURG VALUE FUND
 2012                                  66,744           18.76      to           19.42             866,048
 2011                                  69,867           17.14      to           17.58             821,740
 2010                                  80,193           20.05      to           20.51           1,071,680
 2009                                  55,085            8.33      to           18.58             551,456
 2008                                  39,160            5.76      to            7.36             265,608
THORNBURG CORE GROWTH FUND
 2012                                 102,369           21.72      to           22.48           1,145,660
 2011                                 104,262           18.11      to           18.57             958,397
 2010                                 105,462            7.86      to           10.00             943,874
 2009                                  99,359            7.19      to           16.66             802,669
 2008                                  71,985            4.96      to            6.42             406,878
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2012                                   7,944           13.26      to           13.74             106,284
 2011                                   2,788           11.86      to           12.06              33,287
 2010                                     266           12.01      to           12.01               3,189
UBS DYNAMIC ALPHA FUND
 2012                                     228           16.39      to           16.39               3,732
 2011                                     228           14.56      to           14.56               3,316
T. ROWE PRICE GROWTH STOCK
 FUND
 2012                                 310,929           10.69      to           11.16           3,365,998
 2011                                 192,139            9.15      to            9.48           1,768,791
 2010                                 124,255            9.40      to            9.66           1,175,005
 2009                                  21,148            8.18      to            8.35             173,078
 2008                                      36            5.81      to            5.81                 213

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2012                           0.50%     to       1.25%      1.14%     to       1.64%      12.94%     to       13.79%
 2011                           1.25%     to       1.25%      0.80%     to       0.80%      (8.00)%    to       (8.00)%
 2010                           1.25%     to       1.25%      1.80%     to       1.80%      14.36%     to       14.36%
 2009                           1.25%     to       1.25%      0.99%     to       0.99%      27.96%     to       27.96%
 2008                           1.25%     to       1.25%      4.05%     to       4.05%     (38.27)%    to      (38.27)%
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2012                           0.50%     to       1.25%      0.40%     to       0.90%      16.75%     to       17.63%
 2011                           0.50%     to       1.25%        --      to         --       (4.86)%    to       (4.14)%
 2010                           0.50%     to       1.25%        --      to         --       20.55%     to       21.46%
 2009                           0.50%     to       1.25%        --      to         --       63.71%     to       64.72%
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2012                           0.35%     to       1.25%        --      to         --       17.42%     to       18.21%
 2011                           0.50%     to       1.25%        --      to         --       (0.72)%    to        0.08%
 2010                           0.50%     to       1.25%        --      to         --       23.68%     to       24.67%
 2009                           0.50%     to       1.25%        --      to         --       40.68%     to       41.73%
 2008                           0.75%     to       1.05%        --      to         --      (41.37)%    to      (41.19)%
THORNBURG INTERNATIONAL VALUE
 FUND
 2012                             --      to       1.25%      0.93%     to       1.11%      13.47%     to       15.40%
 2011                             --      to       1.25%      0.86%     to       1.06%     (14.54)%    to      (13.26)%
 2010                             --      to       1.25%      0.03%     to       0.78%      12.39%     to       13.80%
 2009                           0.35%     to       1.25%      0.80%     to       0.96%      30.75%     to       62.10%
 2008                           0.35%     to       1.25%      1.21%     to       1.34%     (42.67)%    to      (42.15)%
THORNBURG VALUE FUND
 2012                           0.35%     to       1.25%        --      to         --        9.42%     to       10.41%
 2011                           0.35%     to       1.25%        --      to         --      (14.58)%    to      (13.73)%
 2010                             --      to       1.25%      0.01%     to       0.25%       7.90%     to        9.25%
 2009                           0.35%     to       1.25%      0.14%     to       1.65%      44.61%     to       85.85%
 2008                           0.35%     to       1.25%      0.78%     to       1.10%     (42.30)%    to      (41.78)%
THORNBURG CORE GROWTH FUND
 2012                           0.35%     to       1.25%        --      to         --       19.97%     to       21.05%
 2011                           0.35%     to       1.25%        --      to         --        0.03%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --        8.43%     to        9.41%
 2009                           0.35%     to       1.25%        --      to         --       44.88%     to       66.64%
 2008                           0.35%     to       1.25%        --      to         --      (51.61)%    to      (51.18)%
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2012                             --      to       1.25%      0.24%     to       0.44%      11.79%     to       13.19%
 2011                           0.35%     to       1.25%      0.38%     to       0.61%      (0.50)%    to        0.40%
 2010                           0.35%     to       0.35%      0.32%     to       0.32%      11.48%     to       11.48%
UBS DYNAMIC ALPHA FUND
 2012                           1.25%     to       1.25%      1.75%     to       1.75%      12.57%     to       12.57%
 2011                           1.25%     to       1.25%        --      to         --       (2.85)%    to       (2.85)%
T. ROWE PRICE GROWTH STOCK
 FUND
 2012                           0.50%     to       1.25%        --      to         --       16.87%     to       17.75%
 2011                           0.50%     to       1.25%        --      to         --       (2.68)%    to       (1.95)%
 2010                           0.50%     to       1.25%        --      to         --       14.90%     to       15.76%
 2009                           0.50%     to       1.25%        --      to         --       40.84%     to       41.90%
 2008                           1.25%     to       1.25%      0.36%     to       0.36%     (43.22)%    to      (43.22)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY-INCOME
 FUND
 2012                                 128,214           $9.45      to           $9.85          $1,220,447
 2011                                 102,786            8.20      to            8.49             846,179
 2010                                  64,813            8.41      to            8.64             545,819
 2009                                  37,794            7.43      to            7.58             281,750
T. ROWE PRICE RETIREMENT 2010
 FUND
 2012                                 162,165           11.27      to           11.95           1,853,053
 2011                                 133,106           10.20      to           10.54           1,372,069
 2010                                 127,216           10.33      to           10.54           1,321,310
 2009                                  89,693            9.32      to            9.44             838,522
 2008                                  15,869            7.41      to            7.42             117,688
T. ROWE PRICE RETIREMENT 2020
 FUND
 2012                                 698,221           11.10      to           11.77           7,907,275
 2011                                 582,191            9.83      to           10.16           5,797,461
 2010                                 439,261           10.12      to           10.33           4,481,272
 2009                                 280,439            8.97      to            9.09           2,527,341
 2008                                   5,071            6.81      to            6.85              34,567
T. ROWE PRICE RETIREMENT 2030
 FUND
 2012                                 521,998           10.90      to           11.55           5,804,194
 2011                                 411,691            9.49      to            9.81           3,960,225
 2010                                 315,188            9.92      to           10.13           3,156,582
 2009                                 207,361            8.71      to            8.82           1,812,139
 2008                                   6,722            6.42      to            6.45              43,128
T. ROWE PRICE RETIREMENT 2040
 FUND
 2012                                 255,785           10.83      to           11.48           2,811,573
 2011                                 229,247            9.37      to            9.69           2,169,123
 2010                                 168,606            9.89      to           10.09           1,676,243
 2009                                 109,808            8.64      to            8.74             950,583
 2008                                   2,361            6.32      to            6.35              14,913
T. ROWE PRICE RETIREMENT 2050
 FUND
 2012                                 112,049           10.82      to           11.21           1,229,446
 2011                                  88,147            9.37      to            9.63             833,977
 2010                                  62,177            9.87      to           10.07             618,003
 2009                                  41,182            8.63      to            8.74             356,426
 2008                                     320            6.32      to            6.35               2,022
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2012                                  38,171           11.37      to           12.05             439,370
 2011                                  22,499           10.51      to           10.87             238,003
 2010                                  16,232           10.55      to           10.77             172,030
 2009                                  15,495            9.75      to            9.88             151,225
 2008                                  11,990            8.12      to            8.12              97,398
UBS GLOBAL ALLOCATION FUND
 2012                                     139            9.68      to           11.01               1,393
 2011                                     112            8.66      to            9.92               1,017
 2010                                      62            9.43      to           10.89                 634
 2009                                      51            8.47      to            9.85                 484
 2008                                     355            6.29      to            7.38               2,609

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY-INCOME
 FUND
 2012                           0.50%     to       1.25%      1.67%     to       1.74%      15.17%     to       16.04%
 2011                           0.50%     to       1.25%      1.33%     to       1.50%      (2.47)%    to       (1.73)%
 2010                           0.50%     to       1.25%      1.53%     to       1.67%      13.16%     to       14.01%
 2009                           0.50%     to       1.25%      1.66%     to       1.91%      23.49%     to       24.42%
T. ROWE PRICE RETIREMENT 2010
 FUND
 2012                             --      to       1.25%      1.70%     to       2.02%      10.49%     to       11.88%
 2011                           0.35%     to       1.25%      1.76%     to       1.97%      (1.23)%    to       (0.33)%
 2010                           0.50%     to       1.25%      2.00%     to       2.95%      10.76%     to       11.59%
 2009                           0.50%     to       1.25%      3.51%     to       6.85%      25.78%     to       26.72%
 2008                           1.05%     to       1.25%     13.53%     to      13.53%     (25.87)%    to      (25.77)%
T. ROWE PRICE RETIREMENT 2020
 FUND
 2012                             --      to       1.25%      1.38%     to       1.67%      13.02%     to       14.44%
 2011                           0.35%     to       1.25%      1.43%     to       1.59%      (2.93)%    to       (2.05)%
 2010                           0.50%     to       1.25%      1.57%     to       1.77%      12.79%     to       13.64%
 2009                           0.50%     to       1.25%      2.63%     to       5.67%      31.75%     to       32.74%
 2008                           0.50%     to       1.25%      9.48%     to      16.12%     (31.88)%    to      (31.54)%
T. ROWE PRICE RETIREMENT 2030
 FUND
 2012                             --      to       1.25%      1.15%     to       1.51%      14.84%     to       16.29%
 2011                           0.35%     to       1.25%      1.07%     to       1.11%      (4.41)%    to       (3.54)%
 2010                           0.50%     to       1.25%      0.89%     to       1.36%      13.99%     to       14.85%
 2009                           0.50%     to       1.25%      2.06%     to       3.67%      35.72%     to       36.74%
 2008                           0.50%     to       1.25%      6.09%     to      11.80%     (35.85)%    to      (35.53)%
T. ROWE PRICE RETIREMENT 2040
 FUND
 2012                             --      to       1.25%      0.94%     to       0.99%      15.55%     to       17.00%
 2011                           0.35%     to       1.25%      0.76%     to       0.90%      (5.18)%    to       (4.33)%
 2010                           0.50%     to       1.25%      0.97%     to       1.43%      14.48%     to       15.34%
 2009                           0.50%     to       1.25%      2.06%     to       2.50%      36.72%     to       37.75%
 2008                           0.50%     to       1.25%     10.67%     to      10.84%     (36.84)%    to      (36.52)%
T. ROWE PRICE RETIREMENT 2050
 FUND
 2012                           0.50%     to       1.25%      0.97%     to       1.08%      15.53%     to       16.40%
 2011                           0.50%     to       1.25%      0.93%     to       1.10%      (5.10)%    to       (4.39)%
 2010                           0.50%     to       1.25%      0.60%     to       1.14%      14.37%     to       15.24%
 2009                           0.50%     to       1.25%      1.81%     to       3.66%      36.64%     to       37.67%
 2008                           0.50%     to       1.25%      7.82%     to      11.50%     (36.84)%    to      (36.52)%
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2012                             --      to       1.25%      1.25%     to       1.29%       8.16%     to        9.52%
 2011                           0.35%     to       1.25%      1.76%     to       2.07%      (0.39)%    to        0.51%
 2010                           0.50%     to       1.25%      2.01%     to       2.19%       8.21%     to        9.02%
 2009                           0.50%     to       1.25%      2.64%     to       3.41%      20.08%     to       20.98%
 2008                           1.25%     to       1.25%      3.40%     to       3.40%     (18.77)%    to      (18.77)%
UBS GLOBAL ALLOCATION FUND
 2012                           0.50%     to       1.25%      2.17%     to       2.75%      10.97%     to       11.81%
 2011                           0.50%     to       1.25%      4.54%     to       5.92%      (8.85)%    to       (8.16)%
 2010                           0.50%     to       1.25%      4.58%     to       5.47%      10.46%     to       11.29%
 2009                           0.50%     to       1.25%      1.12%     to      10.36%      33.61%     to       34.62%
 2008                           0.50%     to       1.25%      6.38%     to      34.57%     (36.93)%    to      (36.45)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 2012                                 130,229          $14.46      to          $14.46          $1,883,683
 2011                                 114,421           12.25      to           12.25           1,402,048
 2010                                  91,993           12.61      to           12.61           1,159,749
VANGUARD MID-CAP INDEX FUND
 2012                                  39,159           14.05      to           14.05             550,167
 2011                                  31,773           12.13      to           12.13             385,508
 2010                                  20,892           12.39      to           12.39             258,946
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2012                                  54,358           11.90      to           11.90             647,089
 2011                                  43,524           11.44      to           11.44             498,010
 2010                                  23,268           10.64      to           10.64             247,468
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2012                                  25,714           13.60      to           13.60             349,826
 2011                                  22,508           11.70      to           11.70             263,403
 2010                                   6,888           11.59      to           11.59              79,845
VICTORY DIVERSIFIED STOCK
 FUND
 2012                                  95,417           13.27      to           16.65           1,245,321
 2011                                 102,190           11.54      to           14.46           1,143,146
 2010                                  59,438           12.51      to           15.61             697,965
 2009                                  40,899           11.23      to           13.98             459,566
 2008                                  16,936            8.98      to           11.14             154,503
VICTORY SPECIAL VALUE FUND
 2012                                 172,654           11.54      to           16.03           1,852,184
 2011                                 207,678           10.60      to           14.55           2,096,168
 2010                                 184,743           12.01      to           16.29           2,052,030
 2009                                 160,307           10.11      to           13.55           1,588,935
 2008                                  76,320            7.72      to            7.99             565,449
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2012                                 182,955           12.40      to           13.15           2,346,609
 2011                                 138,592           11.19      to           11.72           1,584,083
 2010                                  95,025           11.21      to           11.43           1,078,614
 2009                                  42,588            9.34      to            9.45             400,441
 2008                                   1,230            7.15      to            7.15               8,794
VICTORY ESTABLISHED VALUE
 FUND
 2012                                  26,542           22.25      to           23.34             612,874
 2011                                  24,245           20.09      to           20.81             497,590
 2010                                  14,506           20.32      to           20.79             299,426
 2009                                      55           16.95      to           16.95                 933
INVESCO SMALL CAP DISCOVERY
 FUND+
 2012                                 137,247           11.63      to           12.64           1,617,978
 2011                                 123,675            9.99      to           10.96           1,261,904
 2010                                 107,108           10.38      to           11.49           1,151,016
 2009                                 121,166            8.32      to            9.39           1,050,699
 2008                                  26,262            7.07      to            8.08             199,431

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 2012                             --      to         --       1.90%     to       1.90%      18.04%     to       18.04%
 2011                             --      to         --       1.26%     to       1.26%      (2.80)%    to       (2.80)%
 2010                             --      to         --       1.75%     to       1.75%      27.72%     to       27.72%
VANGUARD MID-CAP INDEX FUND
 2012                             --      to         --       1.46%     to       1.46%      15.80%     to       15.80%
 2011                             --      to         --       1.32%     to       1.32%      (2.11)%    to       (2.11)%
 2010                             --      to         --       1.97%     to       1.97%      25.46%     to       25.46%
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2012                             --      to         --       2.54%     to       2.54%       4.04%     to        4.04%
 2011                             --      to         --       3.12%     to       3.12%       7.58%     to        7.58%
 2010                             --      to         --       3.26%     to       3.26%       6.44%     to        6.44%
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2012                             --      to         --       2.11%     to       2.11%      16.25%     to       16.25%
 2011                             --      to         --       1.86%     to       1.86%       0.96%     to        0.96%
 2010                             --      to         --       2.10%     to       2.10%      17.09%     to       17.09%
VICTORY DIVERSIFIED STOCK
 FUND
 2012                             --      to       1.25%      1.10%     to       1.15%      15.00%     to       15.15%
 2011                             --      to       1.25%      0.83%     to       0.86%      (7.73)%    to       (6.57)%
 2010                             --      to       1.25%      0.35%     to       0.98%      11.35%     to       11.66%
 2009                             --      to       1.25%      0.92%     to       0.94%      25.08%     to       25.49%
 2008                             --      to       1.25%      1.01%     to       1.13%     (37.47)%    to      (37.31)%
VICTORY SPECIAL VALUE FUND
 2012                             --      to       1.25%        --      to         --        8.80%     to       10.17%
 2011                             --      to       1.25%      0.06%     to       0.06%     (11.74)%    to      (10.63)%
 2010                             --      to       1.25%      0.09%     to       0.09%      18.83%     to       20.22%
 2009                             --      to       1.25%      0.28%     to       0.28%      30.94%     to       32.20%
 2008                             --      to       1.25%      0.31%     to       4.45%     (44.50)%    to      (43.80)%
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2012                             --      to       1.25%      0.45%     to       0.76%      10.77%     to       12.16%
 2011                             --      to       1.25%      0.21%     to       0.21%      (0.10)%    to        1.16%
 2010                           0.50%     to       1.25%      0.29%     to       0.40%      20.02%     to       20.92%
 2009                           0.50%     to       1.25%      0.06%     to       0.08%      31.22%     to       32.21%
 2008                           0.50%     to       0.50%      1.04%     to       1.04%     (28.49)%    to      (28.49)%
VICTORY ESTABLISHED VALUE
 FUND
 2012                             --      to       1.25%      0.75%     to       0.97%      10.73%     to       12.12%
 2011                             --      to       1.25%      0.66%     to       0.74%      (1.14)%    to        0.10%
 2010                             --      to       1.25%      0.39%     to       0.93%      19.90%     to       21.41%
 2009                           1.25%     to       1.25%      0.55%     to       0.55%      69.51%     to       69.51%
INVESCO SMALL CAP DISCOVERY
 FUND+
 2012                           0.35%     to       1.25%        --      to         --       15.32%     to       16.36%
 2011                           0.35%     to       1.25%        --      to         --       (4.58)%    to       (3.72)%
 2010                           0.35%     to       1.25%        --      to         --       22.37%     to       23.48%
 2009                             --      to       1.25%        --      to         --       16.15%     to       17.61%
 2008                             --      to       1.25%        --      to         --      (36.58)%    to      (35.78)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND+
 2012                                 321,005          $13.49      to          $17.81          $4,936,302
 2011                                 326,258           11.48      to           15.21           4,341,080
 2010                                 336,392           11.86      to           13.30           4,679,681
 2009                                 310,466           10.39      to           11.50           3,878,555
 2008                                 265,790            8.13      to           10.85           2,661,461
INVESCO EQUITY AND INCOME
 FUND+
 2012                               1,156,059           16.00      to           18.33          17,276,857
 2011                               1,228,879           14.35      to           16.24          16,346,661
 2010                               1,217,985           14.71      to           16.44          16,739,124
 2009                               1,649,171            7.79      to           13.26          21,263,958
 2008                               1,351,399            6.45      to           10.87          13,885,550
INVESCO GROWTH AND INCOME
 FUND+
 2012                                 288,978           10.01      to           11.45           3,028,987
 2011                                 264,776            8.73      to           10.12           2,420,082
 2010                                 262,247            8.92      to           10.47           2,444,417
 2009                                  78,802            7.81      to            9.41             694,087
 2008                                  25,862            6.32      to            7.67             193,368
INVESCO MID CAP GROWTH FUND+
 2012                                  70,193           11.65      to           13.13             876,675
 2011                                  64,552           10.42      to           11.90             729,663
 2010                                  53,504           11.46      to           13.25             673,723
 2009                                  28,792            8.89      to           10.54             302,118
 2008                                   8,198            5.61      to            6.70              54,835
INVESCO U.S. MORTGAGE FUND+
 2012                                      46           12.08      to           12.82                 571
 2011                                      30           11.67      to           12.21                 354
 2010                                      30           11.23      to           11.51                 339
 2009                                      62           11.05      to           11.05                 686
 2008                                      58           10.44      to           10.44                 607
INVESCO SMALL CAP VALUE FUND+
 2012                                  31,853           25.02      to           26.24             822,081
 2011                                  34,166           20.68      to           21.42             724,490
 2010                                  20,536           22.81      to           23.33             476,998
 2009                                   1,698           17.83      to           17.90              30,376
INVESCO AMERICAN VALUE FUND+
 2012                                   2,748           25.13      to           26.36              70,486
 2011                                   1,201           21.75      to           21.75              26,120
 2010                                     711           21.89      to           21.89              15,564
 2009                                     106           18.19      to           18.19               1,920
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2012                                   6,697           12.92      to           13.17              87,383
 2011                                   5,655           11.98      to           12.08              68,135
 2010                                   5,771           12.22      to           12.25              70,653
INVESCO VALUE OPPORTUNITIES
 FUND+
 2012                                  51,188           10.62      to           10.79             552,149
 2011                                  67,682            9.14      to            9.20             622,634
INVESCO DIVERSIFIED DIVIDEND
 FUND
 2012                                  46,573           10.97      to           11.11             515,850
 2011                                  35,796            9.48      to            9.53             340,556

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND+
 2012                             --      to       1.25%      1.56%     to       1.63%      17.09%     to       17.42%
 2011                             --      to       1.25%      1.28%     to       1.45%      (3.19)%    to       (1.97)%
 2010                             --      to       1.25%      1.43%     to       1.51%      14.17%     to       15.60%
 2009                             --      to       1.25%      0.23%     to       1.50%      27.84%     to       29.45%
 2008                             --      to       1.25%      2.19%     to       2.27%     (37.93)%    to      (36.69)%
INVESCO EQUITY AND INCOME
 FUND+
 2012                             --      to       1.25%      2.20%     to       2.24%      11.48%     to       12.88%
 2011                             --      to       1.25%      1.89%     to       1.96%      (2.46)%    to       (1.23)%
 2010                             --      to       1.25%      1.78%     to       1.92%      11.00%     to       12.39%
 2009                             --      to       1.25%      2.16%     to       2.19%      20.78%     to       21.98%
 2008                             --      to       1.25%      2.89%     to       2.95%     (27.04)%    to      (25.72)%
INVESCO GROWTH AND INCOME
 FUND+
 2012                             --      to       1.25%      1.58%     to       1.65%      13.15%     to       14.58%
 2011                             --      to       1.25%      1.29%     to       1.31%      (3.30)%    to       (2.09)%
 2010                             --      to       1.25%      0.55%     to       1.29%      11.25%     to       12.65%
 2009                           0.50%     to       1.25%      1.52%     to       1.53%      22.72%     to       23.64%
 2008                           0.50%     to       1.25%      2.19%     to       2.31%     (33.03)%    to      (32.53)%
INVESCO MID CAP GROWTH FUND+
 2012                             --      to       1.25%        --      to         --       10.38%     to       11.77%
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (9.10)%
 2010                             --      to       1.25%        --      to         --       25.76%     to       27.34%
 2009                           0.50%     to       1.25%        --      to         --       57.33%     to       58.51%
 2008                           0.50%     to       1.25%        --      to         --      (49.04)%    to      (48.66)%
INVESCO U.S. MORTGAGE FUND+
 2012                           0.65%     to       1.05%      1.61%     to       4.19%       3.45%     to        3.87%
 2011                           0.85%     to       1.05%      4.31%     to       5.09%       3.97%     to        4.18%
 2010                           1.05%     to       1.25%      0.06%     to       3.23%       4.11%     to        4.32%
 2009                           1.25%     to       1.25%      2.67%     to       2.67%       5.87%     to        5.87%
 2008                           1.25%     to       1.25%      5.94%     to       5.94%      (3.17)%    to       (3.17)%
INVESCO SMALL CAP VALUE FUND+
 2012                             --      to       1.25%        --      to         --       20.98%     to       22.50%
 2011                             --      to       1.25%        --      to         --       (9.34)%    to       (8.20)%
 2010                             --      to       1.25%        --      to         --       27.92%     to       29.53%
 2009                           0.75%     to       1.25%      0.06%     to       0.10%      78.31%     to       79.04%
INVESCO AMERICAN VALUE FUND+
 2012                             --      to       1.25%      0.45%     to       0.50%      15.56%     to       17.02%
 2011                           1.25%     to       1.25%      0.32%     to       0.32%      (0.65)%    to       (0.65)%
 2010                           1.25%     to       1.25%      0.27%     to       0.27%      20.35%     to       20.35%
 2009                           1.25%     to       1.25%      0.78%     to       0.78%      81.90%     to       81.90%
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2012                           0.50%     to       1.25%        --      to         --        7.83%     to        8.64%
 2011                           0.75%     to       1.25%        --      to         --       (1.97)%    to       (1.47)%
 2010                           0.85%     to       1.25%        --      to         --       19.88%     to       20.16%
INVESCO VALUE OPPORTUNITIES
 FUND+
 2012                           0.35%     to       1.25%      0.90%     to       1.04%      16.22%     to       17.27%
 2011                           0.35%     to       1.25%      0.01%     to       0.01%      (8.59)%    to       (8.00)%
INVESCO DIVERSIFIED DIVIDEND
 FUND
 2012                           0.50%     to       1.25%      1.80%     to       1.95%      15.76%     to       16.63%
 2011                           0.50%     to       1.25%      1.33%     to       1.34%      (5.22)%    to       (4.71)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE
 FUND+
 2012                                   7,150           $9.88      to          $10.01             $70,823
 2011                                   4,975            8.84      to            8.87              44,007
INVESCO GLOBAL CORE EQUITY
 FUND
 2012                                   1,618            9.44      to            9.54              15,295
 2011                                   2,553            8.44      to            8.46              21,576
VANGUARD 500 INDEX FUND
 2012                                  96,845           13.44      to           13.44           1,301,535
 2011                                  78,493           11.60      to           11.60             910,765
 2010                                  56,310           11.38      to           11.38             640,778
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2012                                   4,760            7.77      to            9.85              46,627
 2011                                   4,243            6.87      to            8.77              36,599
WELLS FARGO ADVANTAGE CORE
 BOND FUND+
 2012                                  10,519           11.29      to           11.46             119,961
 2011                                  11,012           10.77      to           10.87             119,404
 2010                                   4,661           10.08      to           10.10              47,041
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2012                                  30,176           11.76      to           15.40             365,804
 2011                                  27,966           10.98      to           14.51             331,701
 2010                                  23,577           11.59      to           15.44             290,328
 2009                                   4,073           10.08      to           13.56              44,139
 2008                                   1,158            6.33      to            8.59               8,184
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2012                                   6,614           11.39      to           11.89              76,349
 2011                                   9,848           10.71      to           11.09             105,620
 2010                                   8,209           11.66      to           11.92              95,713
 2009                                   3,240           10.24      to           10.40              33,268
 2008                                     279            6.32      to            6.32               1,763
TIAA-CREF LARGE CAP GROWTH
 FUND
 2012                                   2,224           11.07      to           11.09              24,675
TIAA-CREF EQUITY INDEX FUND
 2012                                   2,209           11.17      to           11.17              24,664
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2012                                   3,026           11.32      to           11.78              34,988
 2011                                   3,099            9.94      to           10.28              31,473
 2010                                   3,191           10.84      to           11.04              34,944
 2009                                   3,199            8.79      to            8.98              28,336
 2008                                   1,493            6.70      to            6.80              10,052
LIFE POINTS BALANCED STRATEGY
 FUND
 2012                                  10,296           17.78      to           18.30             183,278
 2011                                   7,368           16.03      to           16.38             118,217
 2010                                   3,021           16.69      to           16.92              50,633
LIFE POINTS CONSERVATIVE
 STRATEGY FUND
 2012                                     733           14.95      to           14.95              10,958
 2011                                     497           13.96      to           13.96               6,935
 2010                                   2,250           13.87      to           14.06              31,597

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO AMERICAN FRANCHISE
 FUND+
 2012                           0.50%     to       1.25%      0.02%     to       0.03%      11.79%     to       12.63%
 2011                           0.75%     to       1.25%        --      to         --      (11.62)%    to      (11.30)%
INVESCO GLOBAL CORE EQUITY
 FUND
 2012                           0.65%     to       1.25%      2.01%     to       2.20%      11.81%     to       12.49%
 2011                           0.85%     to       1.25%      1.01%     to       1.04%     (15.59)%    to      (15.35)%
VANGUARD 500 INDEX FUND
 2012                             --      to         --       2.19%     to       2.19%      15.82%     to       15.82%
 2011                             --      to         --       2.02%     to       2.02%       1.97%     to        1.97%
 2010                             --      to         --       2.16%     to       2.16%      14.91%     to       14.91%
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2012                           0.50%     to       1.25%      2.81%     to       3.21%      12.28%     to       13.13%
 2011                           0.50%     to       1.25%      1.99%     to       2.43%     (14.84)%    to      (14.20)%
WELLS FARGO ADVANTAGE CORE
 BOND FUND+
 2012                           0.65%     to       1.25%      1.57%     to       1.59%       4.82%     to        5.45%
 2011                           0.65%     to       1.25%      1.25%     to       2.29%       6.86%     to        7.50%
 2010                           0.75%     to       1.25%      0.13%     to       1.15%       0.90%     to        1.14%
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2012                           0.35%     to       1.25%        --      to         --        6.13%     to        7.09%
 2011                           0.35%     to       1.25%        --      to         --       (6.04)%    to       (5.19)%
 2010                           0.35%     to       1.25%        --      to         --       13.86%     to       14.89%
 2009                           0.35%     to       1.25%        --      to         --       57.94%     to       59.36%
 2008                           0.35%     to       1.25%        --      to         --      (37.31)%    to      (36.74)%
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2012                           0.50%     to       1.25%        --      to         --        6.40%     to        7.20%
 2011                           0.50%     to       1.25%        --      to         --       (8.20)%    to       (7.51)%
 2010                           0.65%     to       1.25%      0.84%     to       0.91%      13.94%     to       14.63%
 2009                           0.65%     to       1.25%        --      to         --       61.93%     to       62.90%
 2008                           1.25%     to       1.25%        --      to         --      (41.19)%    to      (41.19)%
TIAA-CREF LARGE CAP GROWTH
 FUND
 2012                           0.65%     to       0.85%        --      to       1.55%      10.70%     to       10.92%
TIAA-CREF EQUITY INDEX FUND
 2012                           0.65%     to       0.65%        --      to         --       11.67%     to       11.67%
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2012                           0.65%     to       1.25%        --      to         --       13.86%     to       14.54%
 2011                           0.65%     to       1.25%        --      to         --       (8.28)%    to       (7.73)%
 2010                           0.85%     to       1.25%        --      to         --       23.38%     to       23.88%
 2009                           0.65%     to       1.25%        --      to         --       31.22%     to       32.01%
 2008                           0.65%     to       1.25%        --      to         --      (36.73)%    to      (36.35)%
LIFE POINTS BALANCED STRATEGY
 FUND
 2012                           0.50%     to       1.25%      2.88%     to       3.11%      10.92%     to       11.75%
 2011                           0.50%     to       1.25%      0.68%     to       3.10%      (3.95)%    to       (3.23)%
 2010                           0.50%     to       1.25%      2.28%     to       5.06%      11.98%     to       12.82%
LIFE POINTS CONSERVATIVE
 STRATEGY FUND
 2012                           1.25%     to       1.25%      3.49%     to       3.49%       7.09%     to        7.09%
 2011                           1.25%     to       1.25%      2.86%     to       2.86%       0.66%     to        0.66%
 2010                           0.50%     to       1.25%      4.12%     to       5.94%       8.78%     to        9.59%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LIFE POINTS GROWTH STRATEGY
 FUND
 2012                                   5,498          $18.90      to          $18.90            $103,902
 2011                                   4,297           16.85      to           16.85              72,429
 2010                                   2,563           18.03      to           18.03              46,212
 2009                                      48           16.00      to           16.00                 767
LIFE POINTS MODERATE STRATEGY
 FUND
 2012                                   3,896           16.55      to           16.55              64,498
 2011                                   3,449           15.17      to           15.17              52,327
 2010                                   2,913           15.37      to           15.37              44,767
 2009                                     346           13.87      to           13.87               4,804

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LIFE POINTS GROWTH STRATEGY
 FUND
 2012                           1.25%     to       1.25%      2.05%     to       2.05%      12.14%     to       12.14%
 2011                           1.25%     to       1.25%      1.88%     to       1.88%      (6.51)%    to       (6.51)%
 2010                           1.25%     to       1.25%      4.90%     to       4.90%      12.69%     to       12.69%
 2009                           1.25%     to       1.25%      4.25%     to       4.25%      59.98%     to       59.98%
LIFE POINTS MODERATE STRATEGY
 FUND
 2012                           1.25%     to       1.25%      3.06%     to       3.06%       9.11%     to        9.11%
 2011                           1.25%     to       1.25%      2.40%     to       2.40%      (1.28)%    to       (1.28)%
 2010                           1.25%     to       1.25%      6.47%     to       6.47%      10.84%     to       10.84%
 2009                           1.25%     to       1.25%      5.88%     to       5.88%      38.65%     to       38.65%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

7.     SUBSEQUENT EVENTS:

    On September 4, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual"). The sale, which is structured as a reinsurance transaction, closed on January 1, 2013. As part of the agreement, the Sponsor Company will continue to sell retirement products during a transition period, and MassMutual will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account. (1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement. (2)
              (b) Form of Sales Agreement. (2)
       (4)    Form of Group Variable Annuity Contract. (1)
       (5)    Form of the Application. (1)
       (6)    (a) Articles of Incorporation of Hartford. (1)
              (b) Bylaws of Hartford. (1)
       (7)    Reinsurance Agreement (2)
       (8)    Fund Participation Agreements and Amendments (3)
              (a) The Dreyfus Corporation (3)
              (b) Fidelity Distributors Corporation (3)
              (c) Franklin Templeton Distributors, Inc. (3)
              (d) Hartford Securities Distribution Company, Inc. (3)
              (e) Invesco -- distributed by A I M Distributors, Inc (3)
              (f) Janus Distributors, Inc. (3)
              (g) MFS Distributors, Inc. (3)
              (h) Putnam Mutual Funds Corp. (3)
       (9)    Opinion and Consent of Lisa Proch, Vice President and Assistant
              General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 2027 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

       (b) Officers and Member Representatives of MML Distributors, LLC

                                                   POSITIONS AND OFFICES                       PRINCIPAL BUSINESS
NAME                                                  WITH UNDERWRITER                              ADDRESS
-----------------------------------------------------------------------------------------------------------------------
Elaine A. Sarsynski                  Chief Executive Officer                                           *
                                     President
Michael Fanning                      Member Representative                                             *
Robert S. Rosenthal                  Vice President                                                    *
                                     Chief Legal Officer
                                     Secretary
Susan Scanlon                        Vice President                                                    *
Eric Wietsma                         Vice President                                                    *
Richard Zayicek                      Vice President                                                    **
Edward K. Duch, III                  Assistant Secretary                                               *
Jennifer L. Dupuis-Krause            Assistant Secretary                                               *
Christine Peaslee                    Assistant Secretary                                               *
Nathan L. Hall                       Chief Financial Officer                                           *
                                     Treasurer
Bruce C. Frisbie                     Assistant Treasurer                                               *
Kevin LaComb                         Assistant Treasurer                                               *
Donna Watson                         Assistant Treasurer                                               *
Barbara Upton                        Assistant Vice President                                          *
                                     Chief Compliance Officer
Kathy Rogers                         Continuing Education Officer                                      *
Stephen Alibozek                     Entity Contracting Officer                                        *
Todd Cyboron                         Chief Technology Officer                                          *
Mario Morton                         Registration Manager                                              *
H. Bradford Hoffman                  Chief Risk Officer                                                *

------------

*   1295 State Street, Springfield, MA 01111-0001

**  200 Cape Code Way, Mooresville, NC 28117

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Beth A. Bombara                      *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Beth A. Bombara                             Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara
       -----------------------------------
       Beth A. Bombara
       Chief Executive Officer,
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, Chief Executive Officer,
 President, Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*             Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                            Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                   Date:  April 22, 2013

333-145655

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
(10)     Consent of Deloitte & Touche LLP.
(99)     Copy of Power of Attorney.